UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


               Investment Company Act file number    811-08648
                                                 -----------------

                                 WT Mutual Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)


                              1100 N. Market Street
                              Wilmington, DE 19890
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
           ----------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 800-254-3948
                                                           -------------

                        Date of fiscal year end: June 30
                                                --------

                   Date of reporting period: December 31, 2007
                                            ------------------




Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.



                               MONEY MARKET FUNDS

                     SEMI ANNUAL REPORT | DECEMBER 31, 2007

--------------------------------------------------------------------------------

                                         PRIME MONEY MARKET

                               U.S. GOVERNMENT MONEY MARKET

                                    TAX-EXEMPT MONEY MARKET

                                         WILMINGTON  [LOGO]
                                              FUNDS

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

      The first half of the fiscal year was dominated by the evolving credit crisis. The crisis began to take hold late in the second quarter of 2007 but took control of the financial markets during the last six months. The problems began with the recognition that many low-income or overextended borrowers were faced with interest rate resets that would make it impossible for them to continue to make current payments on their loans. These mortgage loans had been generated by banks and mortgage brokers who had packaged these securities into Residential Mortgage Backed Securities (RMBS) that were sold to investors and to those building another type of structured investment vehicle or Collateralized Debt Obligation (CDO). The initial problems quickly created a liquidity crisis that forced many firms to draw down on their lines of credit. As the banking system became more involved in meeting these credit needs, the key lending indices, such as three month LIBOR, shot up. The Federal Reserve, which seemed content to keep interest rates steady, had to shift gears to inject liquidity back into the financial markets. A series of actions involving a discount rate cut and a sizeable cut (50 basis points) in the overnight Fed Funds rate helped to stabilize the markets. While liquidity began to return, helping to restore confidence, the problems for investors owning securitized mortgage-backed investments was only getting more difficult as pricing for these securities in the face of unknown losses was very difficult. Ultimately this sparked the second round of problems as the market calm gave way to an even stronger storm than before.

      The fixed income markets had reacted in a predictable fashion as Treasury securities rallied in the flight-to-quality shift by the markets away from risky assets. The yield on Ten-Year Treasury Notes fell by 71 basis points during the three month period from July 1, 2007 to September 30, 2007. At the same time, interest rate spreads between corporate bonds and U.S. Treasuries, as measured by Lehman's Investment Grade Corporate Bond Index, widened by 50 basis points to 152 basis points.

      With financial firms issuing earnings reports for the quarter ended September 30 the market was forced to come to grips with the magnitude of the evolving story. In mid-October, Citicorp and Merrill Lynch both reported losses that stunned investors. These losses were far higher than expected and resulted in both companies discharging their chief executive officer. The market stability quickly gave ground to a fresh round of credit concerns and risk-aversion moves. The Treasury market was again the principal beneficiary with interest rates moving down and the yield curve steepening. The yield on Ten-Year Treasury Notes fell another 55 basis points to finish the calendar year at a yield of 4.02%, while Two-Year Treasury Notes shed 90 basis points to yield 3.05% at the end of 2007. The Federal Reserve acted methodically with cuts in the overnight Federal Funds rate of 25 basis points at their two meetings during the quarter. This brought the overnight rate down to 4.25% by the end of December, a decline of 100 basis points since the beginning of the semi-annual period.

      Before presenting the results for the Funds, we wish to point out that none of the Funds had any exposure to sub-prime mortgages, collateralized debt obligations or Structured Investment Vehicles (SIVs) during the past six months. In fulfilling our objective of providing a broad-based exposure to the fixed income market, the Funds do have corporate holdings in financial service firms that have exposure to these adversely impacted instruments. However, all of these investments currently meet the credit criteria required of the Funds' investments.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

      A comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return for the six-month period ended December 31, 2007 is presented below:

                                                               FOR THE SIX-MONTH
                                                                  PERIOD ENDED
                                                               DECEMBER 31, 2007
                                                               -----------------
WILMINGTON PRIME MONEY MARKET FUND
-- INSTITUTIONAL SHARES ....................................        2.50%
WILMINGTON PRIME MONEY MARKET FUND
-- SERVICE SHARES ..........................................        2.37%
WILMINGTON PRIME MONEY MARKET FUND
-- W SHARES ................................................        2.42%
Lipper Money Market Funds ..................................        2.20%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
-- INSTITUTIONAL SHARES ....................................        2.29%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
-- SERVICE SHARES ..........................................        2.17%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
-- W SHARES ................................................        2.22%
Lipper U.S. Government Money Market Funds ..................        2.12%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND
-- INSTITUTIONAL SHARES ....................................        1.56%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND
-- W SHARES ................................................        1.48%
Lipper Tax-Exempt Money Market Funds .......................        1.48%

Source: Lipper

--------------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR
HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

INVESTMENTS IN THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, ARE NOT DEPOSITS OF OR OTHER OBLIGATIONS OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND ARE SUBJECT TO RISKS. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF THEIR SHAREHOLDERS' INVESTMENTS AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THESE FUNDS.

THE PERFORMANCE SHOWN IN THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                        Sincerely,

                                        /s/ Neil Wolfson
                                        Neil Wolfson
                                        President

January 22, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

      o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

      o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

EXPENSE TABLES

                                    BEGINNING     ENDING                 EXPENSES
                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                      VALUE       VALUE       EXPENSE     DURING
                                     7/01/07     12/31/07      RATIO      PERIOD*
                                    ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............   $1,000.00   $1,025.00        0.40%     $2.04
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,023.13        0.40%     $2.03

PRIME MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ..............   $1,000.00   $1,023.70        0.65%     $3.31
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,021.87        0.65%     $3.30

PRIME MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..............   $1,000.00   $1,024.20        0.55%     $2.80
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,022.37        0.55%     $2.80

U.S. GOVERNMENT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............   $1,000.00   $1,022.90        0.47%     $2.39
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,022.77        0.47%     $2.39

U.S. GOVERNMENT MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ..............   $1,000.00   $1,021.70        0.72%     $3.66
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,021.52        0.72%     $3.66

U.S. GOVERNMENT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..............   $1,000.00   $1,022.20        0.62%     $3.15
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,022.02        0.62%     $3.15

TAX-EXEMPT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............   $1,000.00   $1,015.60        0.52%     $2.63
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,022.52        0.52%     $2.64

TAX-EXEMPT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..............   $1,000.00   $1,014.80        0.67%     $3.39
Hypothetical 5% Return Before
   Expenses .....................    1,000.00    1,021.77        0.67%     $3.40

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

DECEMBER 31, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

                   PRIME MONEY MARKET FUND
                   Certificates of Deposit .........    44.9%
                   Commercial Paper ................    33.3%
                   Repurchase Agreements ...........    16.4%
                   Bank Notes ......................     3.3%
                   Time Deposits ...................     2.1%
                                                       -----
                                                       100.0%
                                                       =====

                   U.S. GOVERNMENT MONEY MARKET FUND
                   Repurchase Agreements ...........    53.2%
                   U.S. Agency Obligations .........    46.8%
                                                       -----
                                                       100.0%
                                                       =====

                   TAX-EXEMPT MONEY MARKET FUND
                   Municipal Bonds
                      Texas ........................    22.1%
                      Tennessee ....................    13.2%
                      Georgia ......................     7.4%
                      Illinois .....................     5.6%
                      Florida ......................     5.5%
                      Utah .........................     4.4%
                      Maryland .....................     3.7%
                      Wyoming ......................     3.6%
                      South Carolina ...............     3.5%
                      All Other ....................    31.0%
                                                       -----
                                                       100.0%
                                                       =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                  MOODY'S/S&P     PRINCIPAL         VALUE
                                                    RATINGS        AMOUNT         (NOTE 2)
                                                  -----------   ------------   --------------
BANK NOTES -- 3.3%
   BANKS -- 3.3%
     BankAmerica Corp., 4.90%, 03/13/08
       (COST $125,000,000) ....................    P-1, A-1+    $125,000,000   $  125,000,000
                                                                               --------------
CERTIFICATES OF DEPOSIT -- 45.0%
   FOREIGN BANKS, U.S. BRANCHES -- 37.0%
     Bank of Montreal, Chicago,
       5.09%, 04/18/08 ........................    P-1, A-1      100,000,000      100,000,000
     Barclays Bank PLC, NY,
       5.20%, 03/10/08 ........................    P-1, A-1+     125,000,000      125,000,000
     Canadian Imperial Bank, NY,
       5.11%, 01/15/08 ........................    P-1, A-1      125,000,000      125,000,000
     Credit Suisse First Boston, NY,
       5.60%, 01/10/08 ........................    P-1, A-1+     100,000,000      100,000,000
     Dexia Credit, NY, 4.82%, 01/07/08 ........    P-1, A-1+     100,000,000      100,000,000
     Landesbank Baden-Wuerttemberg, NY,
       5.01%, 03/13/08 ........................    P-1, A-1      100,000,000      100,000,000
     Landesbank Hessen-Thuringen, NY,
       5.40%, 03/05/08 ........................    P-1, A-1      100,000,000      100,000,000
     Lloyds TSB Bank, PLC, NY,
       4.91%, 02/19/08 ........................    P-1, A-1+     125,000,000      125,001,639
     Natexis Banques Populaires, NY,
       4.82%, 02/08/08 ........................    P-1, A-1+     100,000,000      100,000,000
     Royal Bank of Scotland, PLC, NY,
       5.16%, 01/17/08 ........................    P-1, A-1+     125,000,000      125,000,000
     Societe Generale, NY, 5.14%, 03/03/08 ....    P-1, A-1+     100,000,000      100,000,836
     Svenska Handelsbanken, NY,
       4.80%, 02/08/08 ........................    P-1, A-1+     100,000,000      100,000,000
     UniCredito Italiano, NY,
       5.10%, 02/28/08 ........................    P-1, A-1+     100,000,000      100,000,000
                                                                               --------------
                                                                                1,400,002,475
                                                                               --------------
   U.S. BANKS, U.S. BRANCHES -- 8.0%
     American Express, 5.03%, 02/21/08 ........    P-1, A-1      100,000,000      100,000,000
     Citibank NA Group, Inc.,
       4.75%, 01/30/08 ........................    P-1, A-1+     100,000,000      100,000,000
     Comerica, Inc., 5.15%, 03/04/08 ..........    P-1, A-1      100,000,000      100,000,000
                                                                               --------------
                                                                                  300,000,000
                                                                               --------------
     TOTAL CERTIFICATES OF DEPOSIT (COST $1,700,002,475) ...................    1,700,002,475
                                                                               --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                  MOODY'S/S&P     PRINCIPAL         VALUE
                                                    RATINGS        AMOUNT         (NOTE 2)
                                                  -----------   ------------   --------------
COMMERCIAL PAPER -- 33.3%
   BANKS -- 10.5%
     Alliance & Leicester PLC,
       5.18%, 03/11/08* .......................    P-1, A-1     $100,000,000   $   98,992,778
     Bank of Scotland, 4.74%,
       02/06/08* ..............................    P-1, A-1+     100,000,000       99,526,000
     Depfa Bank PLC, 4.90%, 02/01/08* .........    P-1, A-1+     100,000,000       99,578,055
     Dresdner US Finance, 4.88%, 01/16/08 .....    P-1, A-1      100,000,000      100,000,000
                                                                               --------------
                                                                                  398,096,833
                                                                               --------------
   FINANCE & INSURANCE -- 8.6%
     Cargill, Inc., 5.02%, 02/28/08* ..........    P-1, A-1      100,000,000       99,191,223
     HSBC Finance, 5.08%, 01/16/08* ...........    P-1, A-1+     125,000,000      124,735,416
     UBS Finance (DE), 5.27%, 02/28/08* .......    P-1, A-1+     100,000,000       99,151,750
                                                                               --------------
                                                                                  323,078,389
                                                                               --------------
   FOOD & BEVERAGE -- 2.6%
     Nestle Capital Corp., 5.24%, 01/22/08* ...    P-1, A-1+     100,000,000       99,694,334
                                                                               --------------
   HEALTH CARE -- 2.6%
     AstraZeneca, 5.25%, 02/26/08* ............    P-1, A-1+     100,000,000       99,183,388
                                                                               --------------
   MUNICIPAL -- 0.4%
     Chicago O'Hare Internat'l Air,
       5.00%, 02/20/08 ........................    P-1, A-1+      15,311,000       15,311,000
                                                                               --------------
   SECURITIES DEALERS -- 8.6%
     Bear Stearns Cos., Inc.,
       4.80%, 03/27/08* .......................    P-1, A-1      100,000,000       98,853,334
     JPMorgan Chase & Co., Inc.,
       5.04%, 02/01/08* .......................    P-1, A-1+     125,000,000      124,457,500
     Morgan Stanley, 5.34%, 01/28/08* .........    P-1, A-1+     100,000,000       99,599,499
                                                                               --------------
                                                                                  322,910,333
                                                                               --------------
     TOTAL COMMERCIAL PAPER (COST $1,258,274,277) ..........................    1,258,274,277
                                                                               --------------

REPURCHASE AGREEMENTS -- 16.4%
     With Paine Webber: at 4.70%, dated
       12/31/07, to be repurchased on 01/02/08,
       repurchase price $502,404,949
       (collateralized by various Federal National
       Mortgage Association Notes, ranging in
       par value $10,505,000-$19,914,704,
       adjustable coupon rates, 08/01/11-06/01/33
       and various Federal Home Loan Mortgage
       Corporation Notes, ranging in par value
       $16,606,784-$19,000,000, adjustable
       coupon rates, 04/01/24-11/01/37;
       with a total market value $517,345,184) ...............   502,273,800      502,273,800

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                          MOODY'S/S&P     PRINCIPAL          VALUE
                                                           RATINGS         AMOUNT           (NOTE 2)
                                                          -----------   -------------   ---------------
REPURCHASE AGREEMENTS -- (CONTINUED)
   With Bear Stearns Cos.: at 4.70%, dated
     12/31/07 to be repurchased on 01/02/08
     repurchase price $117,030,550
     (collateralized by various Federal Home
     Loan Mortgage Corporation Notes,
     ranging in par value $11,340,248-
     $112,245,000, 5.00%-5.50%, 05/01/37;
     with a total market value $120,510,331) ........................   $ 117,000,000   $   117,000,000
                                                                                        ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $619,273,800) ..................................       619,273,800
                                                                                        ---------------
TIME DEPOSITS -- 2.1%
   FOREIGN BANKS, FOREIGN CENTERS -- 2.1%
     Natexis, Grand Cayman, 1.50%, 01/02/08
       (COST $80,000,000)                                  P-1, A-1+       80,000,000        80,000,000
                                                                                        ---------------
TOTAL INVESTMENTS -- 100.1% (COST $3,782,550,552)+ ..................................     3,782,550,552
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1)% .................................        (2,726,049)
                                                                                        ---------------
NET ASSETS -- 100.0% ................................................................   $ 3,779,824,503
                                                                                        ===============

----------
* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

+     Cost for Federal income tax purposes.

      PLC - Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                            PRINCIPAL        VALUE
                                                                             AMOUNT         (NOTE 2)
                                                                          ------------   -------------
U.S. AGENCY OBLIGATIONS -- 46.8%
   FEDERAL FARM CREDIT BANKS -- 2.1%
     Federal Farm Credit Banks, 4.45%, 11/13/08* ......................   $ 36,980,000   $  36,967,188
                                                                                         -------------
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 12.5%
     Federal Home Loan Banks Discount Notes, 4.60%, 01/18/08 ..........     25,000,000      24,946,285
     Federal Home Loan Banks Discount Notes, 4.61%, 02/15/08 ..........     12,679,000      12,607,047
     Federal Home Loan Banks Discount Notes, 4.28%, 02/22/08 ..........     25,000,000      24,846,528
     Federal Home Loan Banks Discount Notes, 4.35%, 02/27/08 ..........     25,000,000      24,829,792
     Federal Home Loan Banks Discount Notes, 5.30%, 03/06/08 ..........     25,000,000      24,991,215
     Federal Home Loan Banks Discount Notes, 4.28%, 03/17/08 ..........     13,300,000      13,180,687
     Federal Home Loan Banks Discount Notes, 4.31%, 03/24/08 ..........     25,000,000      24,754,458
     Federal Home Loan Banks Discount Notes, 4.55%, 07/14/08 ..........      5,000,000       4,964,427
     Federal Home Loan Banks Discount Notes, 4.81%, 01/16/08 ..........     30,000,000      29,940,875
     Federal Home Loan Banks Discount Notes, 5.03%, 01/24/08 ..........     40,000,000      39,874,011
                                                                                         -------------
                                                                                           224,935,325
                                                                                         -------------
   FEDERAL HOME LOAN BANKS NOTES -- 3.3%
     Federal Home Loan Banks Notes, 4.63%, 02/19/08 ...................     10,000,000      10,000,000
     Federal Home Loan Banks Notes, 4.60%, 02/28/08 ...................     10,000,000      10,000,000
     Federal Home Loan Banks Notes, 4.88%, 03/05/08 ...................     25,000,000      25,007,740
     Federal Home Loan Banks Notes, 4.50%, 12/11/08* ..................     15,000,000      15,003,076
                                                                                         -------------
                                                                                            60,010,816
                                                                                         -------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.8%
     Federal Home Loan Mortgage Corporation Notes, 4.90%, 01/17/08 ....     25,000,000      25,001,334
     Federal Home Loan Mortgage Corporation Notes, 4.57%, 01/22/08 ....     13,114,000      13,079,040
     Federal Home Loan Mortgage Corporation Notes, 4.63%, 02/21/08 ....     50,000,000      50,009,155
     Federal Home Loan Mortgage Corporation Notes, 4.28%, 02/29/08 ....     25,000,000      24,824,639
     Federal Home Loan Mortgage Corporation Notes, 4.23%, 03/17/08(1)..     25,000,000      24,779,687
     Federal Home Loan Mortgage Corporation Notes, 4.14%, 04/14/08(1)..     12,462,000      12,314,388
     Federal Home Loan Mortgage Corporation Notes, 4.37%, 01/16/09 ....     25,000,000      25,000,000
                                                                                         -------------
                                                                                           175,008,243
                                                                                         -------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 11.9%
     Federal National Mortgage Association Notes, 4.64%, 01/09/08 .....      5,280,000       5,274,614
     Federal National Mortgage Association Notes, 4.60%, 01/16/08 .....     25,000,000      24,952,604
     Federal National Mortgage Association Notes, 4.62%, 01/23/08 .....     16,024,000      15,979,347
     Federal National Mortgage Association Notes, 4.61%, 01/25/08 .....     50,000,000      49,848,667
     Federal National Mortgage Association Notes, 4.32%, 02/27/08 .....     46,500,000      46,184,885
     Federal National Mortgage Association Notes, 4.33%, 03/19/08 .....     25,000,000      24,767,950
     Federal National Mortgage Association Notes, 4.22%, 03/20/08 .....     25,000,000      24,771,504
     Federal National Mortgage Association Notes, 4.20%, 04/30/08 .....     21,455,000      21,159,636
                                                                                         -------------
                                                                                           212,939,207
                                                                                         -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                PRINCIPAL         VALUE
                                                                                  AMOUNT        (NOTE 2)
------------------------------------------------------------------------------------------------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.2%
     Federal National Mortgage Association Notes, 3.25%, 01/15/08 .........   $  83,057,000   $   83,005,298
     Federal National Mortgage Association Notes, 3.83%, 01/18/08 .........      13,600,000       13,594,301
     Federal National Mortgage Association Notes, 4.23%, 03/28/08 .........      10,365,000       10,339,233
     Federal National Mortgage Association Notes, 2.50%, 06/15/08 .........      11,534,000       11,424,331
     Federal National Mortgage Association Notes, 3.25%, 08/15/08 .........      10,558,000       10,469,851
                                                                                              --------------
                                                                                                 128,833,014
                                                                                              --------------
     TOTAL U.S. AGENCY OBLIGATIONS (COST $838,693,793) ....................................      838,693,793
                                                                                              --------------
REPURCHASE AGREEMENTS -- 53.2%
     With Bank of America: at 4.30%, dated 12/31/07,
         to be repurchased on 01/02/08, repurchase price
         $315,075,250 (collateralized by various Federal National
         Mortgage Association Notes, ranging in par value
         $105,403,942-$293,774,386, 4.500%-5.500%, 07/01/34-12/01/35
         and Federal Home Loan Mortgage Corporation Note,
         par value $71,935,565, 6.00%, 11/01/37; with a
         total market value $324,450,000) ..................................    315,000,000      315,000,000
     With Bear Stearns Cos.: at 4.70%, dated 12/31/07
         to be repurchased on 01/02/08 repurchase price
         $318,742,705 (collateralized by Federal National Mortgage
         Association Note, par value $122,206,916, 5.500%,
         04/01/36; and various Federal Home Loan Mortgage Corporation
         Notes, ranging in par value $111,065,000-$113,271,861, 5.50%-6.00%,
         05/01/37-12/01/37; with a total market value $328,222,332).........    318,659,500      318,659,500
     With Paine Webber: at 4.70%, dated 12/31/07, to
         be repurchased on 01/02/08, repurchase price
         $319,083,294 (collateralized by various Federal National
         Mortgage Association Notes, ranging in par value
         $9,446,475-$22,100,554, adjustable coupon rates,
         07/01/17-09/01/39 and various Federal Home Loan Mortgage
         Corporation Notes, ranging in par value
         $20,001,145-$22,161,393, adjustable coupon rates, 02/01/29-12/01/37;
         with a total market value $328,573,749) ...........................    319,000,000      319,000,000
                                                                                              --------------
     TOTAL REPURCHASE AGREEMENTS (COST $952,659,500) ......................................      952,659,500
                                                                                              --------------
TOTAL INVESTMENTS -- 100.0% (COST $1,791,353,293)+ ........................................    1,791,353,293
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.0)% .......................................         (778,318)
                                                                                              --------------
NET ASSETS -- 100.0% ......................................................................   $1,790,574,975
                                                                                              ==============

----------
(1)   The rate shown is the effective yield.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2007. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+     Cost for Federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                       MOODY'S/S&P    PRINCIPAL       VALUE
                                                       RATINGS(1)       AMOUNT       (NOTE 2)
                                                      ------------   -----------   -----------
 MUNICIPAL BONDS -- 99.9%
   ALABAMA -- 1.8%
      Columbia, AL - Ind. Dev. Board
         PCR VRDB Ref. Bonds
         (Alabama Power Co. Proj.),
         Ser. 1995C, 3.75%, 01/02/08* .............    VMIG-1, A-1   $   300,000   $   300,000
      Mobile Ind. Dev. Board PCR VRDB Ref.
         Bonds (Alabama Power Co. Proj.),
         Ser. 1994, 3.75%, 01/02/08* ..............    VMIG-1, A-1     7,000,000     7,000,000
      Town of Parrish, AL Ind. Dev. Board
         PCRB VRDB Ref. Bonds
         (Alabama Power Co. Proj.),
         Ser. 1994A, 3.75%, 01/02/08* .............     NR, A-1        1,200,000     1,200,000
                                                                                   -----------
                                                                                     8,500,000
                                                                                   -----------
   ALASKA -- 0.5%
      Valdez, AK Marine Terminal VRDB Rev.
         Bonds (Exxon Pipeline Co. Project),
         Ser. 1985, 3.75%, 01/02/08* ..............    P-1, A-1+         300,000       300,000
      Valdez, AK Marine Terminal VRDB Rev.
         Ref. (BP Pipelines, Inc. Project),
         Ser. 2003A, 3.75%, 01/02/08* .............   VMIG-1, A-1+     1,400,000     1,400,000
      Valdez, AK Marine Terminal VRDB Rev.
         Ref. (BP Pipelines, Inc. Project),
         Ser. C, 3.75%, 01/02/08* .................   VMIG-1, A-1+       700,000       700,000
                                                                                   -----------
                                                                                     2,400,000
                                                                                   -----------
   CALIFORNIA -- 0.1%
      Los Angeles Regional Airports Improv.
         Corp. Fac. VRDB Rev. Bonds
         (LOC Societe Generale) 1985,
         LAX Two Corp., 3.65%, 01/02/08* ..........     NR, A-1+         500,000       500,000
                                                                                   -----------
   COLORADO -- 0.1%
      Colorado Educ. & Cultural Fac. Auth.
         VRDB Rev. Demand Bonds, LOC
         Bank of America, 3.75%, 01/02/08* ........     P-1, NR          500,000       500,000
                                                                                   -----------
   DELAWARE -- 2.1%
      Delaware Economic Dev. Auth. VRDB
         (St. Andrews School Proj.),
         Ser. 2003, 3.48%, 01/03/08* ..............   VMIG-1, A-1+    10,100,000    10,100,000
                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                       MOODY'S/S&P    PRINCIPAL       VALUE
                                                       RATINGS(1)       AMOUNT       (NOTE 2)
                                                      ------------   -----------   -----------
   FLORIDA -- 5.5%
      Alachua County, FL Health Fac. Auth.
         VRDB Rev. Bonds (Shands Teaching
         Hospital & Clinic, Inc. Rev. Loan
         Program Installment), LOC Sun
         Trust Bank Ser. 2002 A,
         3.74%, 01/01/08* .........................    VMIG-1, NR    $ 4,700,000   $ 4,700,000
      City of Jacksonville, (Florida Power &
         Light Co. Proj.), 3.43%, 01/10/08 ........     P-1, A-1       4,600,000     4,600,000
      Manatee County, FL PCRB VRDB
         (Florida Power & Light Company Proj.),
         Ser. 1994, 3.70%, 01/01/08* ..............    VMIG-1, A-1     2,000,000     2,000,000
      Orange County Ind. Dev. Auth. VRDB,
         3.48%, 01/03/08* .........................      NR, NR        3,405,000     3,405,000
      Orange County, FL Health Fac. Auth.
         Ref. Program Rev. Bonds
         (Pooled Hospital Loan Program),
         Ser., 3.05%, 01/14/08 ....................   VMIG-1, A-1+     5,200,000     5,200,000
      Orange County, FL Housing Fin. Auth.
         Multi-Family Housing VDRB Ref.
         Rev. Bonds (Post Fountains at Lee
         Vista Project), FNMA Gtd.,
         Ser. 1997E, 3.50%, 01/07/08* .............     NR, A-1+       4,235,000     4,235,000
      St. Lucie County, FL PCRB VRDB
         (Florida Power & Light Co. Project),
         Ser. 2000, 3.76%, 01/02/08* ..............    VMIG-1, A-1     2,500,000     2,500,000
                                                                                   -----------
                                                                                    26,640,000
                                                                                   -----------
   GEORGIA -- 7.4%
      Appling County Dev. Auth. Reb. VRDB
         Ref. Bonds (Georgia Power Co.),
         3.74%, 01/02/08* .........................    VMIG-1, A-1     1,900,000     1,900,000
      City of Atlanta, GA TECP,
         2.95%, 09/15/08 ..........................     P-1, A-1+      6,195,000     6,195,000
      Clayton County, GA Hosp. Auth. Rev.
         Ant. Cert. VRDB (Southern Regional
         Medical Center Proj.), LOC
         SunTrust Bank, Ser. 1998B,
         3.44%, 01/07/08* .........................      Aa1, NR       3,570,000     3,570,000
      Cobb County Dev. Auth. VRDB Ref.
         Bonds (Institute of Nuclear Power
         Operations Project), LOC SunTrust
         Bank, 3.44%, 01/02/08* ...................      Aa2, NR       1,000,000     1,000,000
      Columbus, GA Hosp. Auth. Rev. VRDB
         (St. Francis Hospital, Inc. Proj.), LOC
         SunTrust Bank, Ser. 1997,
         3.44%, 01/07/08* .........................    VMIG-1, NR      1,300,000     1,300,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                       MOODY'S/S&P    PRINCIPAL       VALUE
                                                       RATINGS(1)       AMOUNT       (NOTE 2)
                                                      ------------   -----------   -----------
   GEORGIA -- (CONTINUED)
      Columbus, GA Hosp. Auth. Rev.
         VRDB (St. Francis Hospital, Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000,
         3.44%, 01/07/08* .........................    VMIG-1, NR    $ 3,700,000   $ 3,700,000
      Floyd County, GA Dev. Auth. Rev.
         VRDB (Berry College, Inc. Proj.),
         LOC Sun Trust Bank, Ser. 1999,
         3.44%, 01/07/08* .........................     Aa2, NR        3,200,000     3,200,000
      Fulton County, GA Dev. Auth. Rev.
         VRDB (Arthritis Foundation, Inc. Proj.),
         LOC SunTrust Bank, Ser. 1996,
         3.44%, 01/07/08* .........................    VMIG-1, NR        700,000       700,000
      Fulton County, GA Dev. Auth. Rev.
         VRDB (Trinity School, Inc. Proj.),
         LOC SunTrust Bank, Ser. 2000,
         3.44%, 01/07/08* .........................    VMIG-1, NR      5,700,000     5,700,000
      Gwinnett County, GA Dev. Auth. Rev.
         VRDB, (Wesleyan School, Inc. Proj.),
         LOC SunTrust Bank, Ser. 1999,
         3.44%, 01/07/08* .........................      Aa2, NR       4,500,000     4,500,000
      Heard County, GA PCRB VRDB
         (Georgia Power Co. Plant Wansley
         Proj.), Ser. 1996, 3.79%, 01/01/08* ......    VMIG-1, A-1     2,000,000     2,000,000
      Putnam County Dev. Auth., GA PCR
         VRDB (Georgia Power Co.),
         3.74%, 01/02/08* .........................      NR, A-1       2,125,000     2,125,000
                                                                                   -----------
                                                                                    35,890,000
                                                                                   -----------
   ILLINOIS -- 5.6%
      Illinois Dev. Fin. Auth. Rev. VRDB
         (Goodman Theatre Proj.), LOC
         Banc One N.A./Northern Trust,
         Ser. 1999, 3.43%, 01/07/08* ..............     NR, A-1+      13,400,000    13,400,000
      Illinois Dev. Fin. Auth. Rev. VRDB
         (Radiological Society Proj.),
         Ser. 1997, 3.47%, 01/07/08* ..............     NR, A-1+       1,670,000     1,670,000
      Illinois Educ. Fac. Auth. Rev. VRDB
         (ACI / Cultural Pooled Financing Proj.),
         LOC Bank of America Ser. 1998,
         3.40%, 01/07/08* .........................     NR, A-1+       6,325,000     6,325,000
      Illinois Health Fac. Auth. (Evanston
         Hospital Corporation), Ser. 1998,
         3.50%, 02/07/08 ..........................   VMIG-1, A-1+     5,200,000     5,200,000
      Illinois Health Fac. Auth. VRDB
         (Revolving Fund Pooled Prog),
         Ser. 1985, 3.43%, 01/02/08* ..............   VMIG-1, A-1+       600,000       600,000
                                                                                   -----------
                                                                                    27,195,000
                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                       MOODY'S/S&P    PRINCIPAL       VALUE
                                                       RATINGS(1)       AMOUNT       (NOTE 2)
                                                      ------------   -----------   -----------
   INDIANA -- 0.6%
      Marion, IN Economic VRDB
         (Wesleyan University), LOC
         Bank of America, 3.48%, 01/03/08* ........    VMIG-1, NR    $ 1,450,000   $ 1,450,000
      Mt. Vernon, IN PCRB VRDB
         (General Electric Co. Proj.),
         Ser. 2004, 3.67%, 01/02/08* ..............    VMIG-1, AAA     1,400,000     1,400,000
                                                                                   -----------
                                                                                     2,850,000
                                                                                   -----------
   KANSAS -- 1.0%
      Wamego, KS PCRB VRDB
         (Utilicorp United, Inc. Proj.),
         LOC Citibank NA, Ser. 1996,
         3.46%, 01/07/08* .........................     P-1, A-1+      5,000,000     5,000,000
                                                                                   -----------
   MARYLAND -- 3.7%
      Howard County, MD Pub. Improvmts
         TECP, 3.37%, 02/12/08 ....................     P-1, A-1+      9,000,000     9,000,000
      Montgomery County, MD Ind. Dev.
         Auth. TECP, 3.40%, 03/06/08 ..............     P-1, A-1+      9,000,000     9,000,000
                                                                                   -----------
                                                                                    18,000,000
                                                                                   -----------
   MASSACHUSETTS -- 2.6%
      Massachusetts State Gen. Oblig. Ltd.
         VRDB, Ser. A, 3.75%, 01/02/08* ...........   VMIG-1, A-1+     2,745,000     2,745,000
      Massachusetts State Health & Educ.
         Fac., TECP (Harvard University),
         2.75%, 02/05/08 ..........................     P-1, A-1+     10,000,000    10,000,000
                                                                                   -----------
                                                                                    12,745,000
                                                                                   -----------
   MICHIGAN -- 1.1%
      Michigan Strategic. Fund VRDB
         (Detroit Symphony Proj.),
         3.75%, 01/02/08* .........................     NR, A-1+       1,300,000     1,300,000
      Regents of the Univ. of Michigan Hosp.
         Rev. Bonds, VRDB Ser. 2005A,
         3.73%, 01/02/08* .........................   VMIG-1, A-1+     1,140,000     1,140,000
      Univ. of Michigan Hosp. VRDB Rev.
         Ref. Bonds, 3.73%, 01/02/08* .............   VMIG-1, A-1+     2,100,000     2,100,000
      University of Michigan VRDB
         (Hospital Rev. Bonds),
         Ser. 2007A, 3.75%, 01/02/08* .............   VMIG-1, A-1+       700,000       700,000
                                                                                   -----------
                                                                                     5,240,000
                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 MOODY'S/S&P     PRINCIPAL        VALUE
                                                 RATINGS(1)        AMOUNT        (NOTE 2)
                                                ------------   ------------   ------------
MISSISSIPPI -- 1.7%
   Jackson County, MS Port Fac. VRDB
      (Chevron U.S.A., Inc. Proj.),
      Ser. 1993, 3.74%, 01/02/08* ...........     P-1, A-1+    $  8,055,000   $  8,055,000
                                                                              ------------
MISSOURI -- 2.3%
   Missouri Health & Educ. Fac. Auth.
      VRDB (BJC Health Systems),
      Ser. 2005B, 3.75%, 01/02/08* ..........   VMIG-1, A-1+      3,860,000      3,860,000
   Missouri Health & Educ. Fac. Auth.
      VRDB (Washington Univ. Proj.),
      Ser. 1996B, 3.74%, 01/02/08* ..........   VMIG-1, A-1+        800,000        800,000
   Missouri State Health & Educ. Fac.
      Auth. VRDB (Barnes Hospital Proj.),
      LOC JPMorgan Chase,
      3.43%, 01/02/08* ......................   VMIG-1, A-1+      5,900,000      5,900,000
   Missouri State Health & Educ. Fac.
      Auth. VRDB (Washington Univ. Proj.),
      Series 1984, 3.43%, 01/02/08* .........    VMIG-1, A-1+       500,000        500,000
                                                                              ------------
                                                                                11,060,000
                                                                              ------------
MONTANA -- 0.8%
   Forsyth County, MT PCRB VRDB Ref.
      Rev. Bonds (PacifiCorp
      Proj.), LOC
      BNP Paribas, Ser. 1988,
      3.75%, 01/02/08* ......................     P-1, A-1+       3,600,000      3,600,000
                                                                              ------------

NEVADA -- 3.3%
   Las Vegas Valley Water
      Dist., NV Gen.
      Oblig. Water TECP, 3.15%, 03/05/08 ....     P-1, A-1+      16,000,000     16,000,000
                                                                              ------------

NEW HAMPSHIRE -- 0.8%
   New Hampshire Health & Educ. Fac.
      VRDB Rev. Bonds (Darthmouth
      College Issue), Series 2007A,
      3.75%, 01/02/08* ......................   VMIG-1, A-1+      3,850,000      3,850,000
                                                                              ------------

NEW MEXICO -- 0.3%
   Hurley, NM PCRB VRDB Rev. Bonds
      (BP Corporation Proj.), Ser. 1985,
      3.75%, 01/02/08* ......................     P-1, A-1+       1,600,000      1,600,000
                                                                              ------------

NEW YORK -- 2.8%
   City of New York, NY VRDB
      (Sub Series H-3), LOC Bank of
      New York, 3.35%, 01/02/08* ............   VMIG-1, A-1+      8,000,000      8,000,000
   New York City Transitional Fin. Auth.
      VRDB, Fiscal 2003, Ser. 3,
      Subser. 3E, 3.70%, 01/02/08* ..........   VMIG-1, A-1+      5,500,000      5,500,000
                                                                              ------------
                                                                                13,500,000
                                                                              ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 MOODY'S/S&P     PRINCIPAL        VALUE
                                                 RATINGS(1)       AMOUNT        (NOTE 2)
                                                ------------   ------------   ------------
NORTH CAROLINA -- 3.1%
   Board of Governors of the Univ. of
      NC TECP, 3.35%, 03/07/08 ..............     P-1, A-1+    $ 15,000,000   $ 15,000,000
                                                                              ------------
OKLAHOMA -- 1.5%
   Tulsa County, OK Ind. Auth. VRDB
      (Montereau in Warren Woods Proj.),
      LOC BNP Paribas, Ser. 2002A,
      3.75%, 01/02/08* ......................     NR, A-1+        7,360,000      7,360,000
                                                                              ------------
PENNSYLVANIA -- 1.9%
   Beaver County, PA Ind. Dev. Auth.
      PCRB VRDB (Atlantic Richfield
      Co. Proj.), Ser. 1995,
      3.45%, 01/07/08* ......................   VMIG-1, A-1+      4,200,000      4,200,000
   Montgomery County, PA Dev. Auth.,
      TECP, 3.42%, 03/13/08 .................     P-1, A-1+       5,000,000      5,000,000
                                                                              ------------
                                                                                 9,200,000
                                                                              ------------
SOUTH CAROLINA -- 3.5%
   Berkeley Cnty., SC PCRB VRDB Fac.
      Rev. Ref. Bonds - (Amoco Chem.
      Co. Proj.), 3.75%, 01/02/08* ..........   VMIG-1, A-1+      3,600,000      3,600,000
   South Carolina State Public Auth.,
      TECP, 3.42%, 03/11/08 .................     P-1, A-1+       8,045,000      8,045,000
   South Carolina State Public Serv. Auth.
      TECP, 2.80%, 03/06/08 .................     P-1, A-1+       5,300,000      5,300,000
                                                                              ------------
                                                                                16,945,000
                                                                              ------------
TENNESSEE -- 13.2%
   Clarksville, TN Public Bldg. Auth.
      Rev. VRDB (Tennessee Municipal
      Bond Fund Proj.), LOC Bank of
      America, Ser. 1984, 3.48%, 02/07/08* ..     NR, A-1+        1,545,000      1,545,000
   Clarksville, TN Public Bldg. Auth.
      Rev. VRDB (Tennessee Municipal
      Bond Fund Proj.), LOC Bank of
      America, Ser. 1995, 3.48%, 01/07/08* ..     NR, A-1+          700,000        700,000
   Clarksville, TN Public Bldg. Auth.
      Rev. VRDB (Tennessee Municipal
      Bond Fund Proj.), LOC Bank of
      America, Ser. 2001, 3.74%, 01/02/08* ..    VMIG-1, NR       4,750,000      4,750,000
   Clarksville, TN Public Bldg. Auth.
      Rev. VRDB (Tennessee Municipal
      Bond Fund Proj.), LOC Bank of
      America, Ser. 2003, 3.74%, 01/02/08* ..    VMIG-1, NR       9,370,000      9,370,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                MOODY'S/S&P     PRINCIPAL        VALUE
                                                RATINGS(1)       AMOUNT         (NOTE 2)
                                                ------------   ------------   ------------
TENNESSEE -- (CONTINUED)
   Metropolitan Govt. of Nashville &
      Davidson, TN Health and Educ.
      Fac. Board CP Notes, Vanderbilt
      University, 3.12%, 01/24/08 ...........     P-1, A-1+    $  8,500,000   $  8,500,000
   Metropolitan Govt. of Nashville &
      Davidson, TN Health and Educ. Fac.
      Board CP Notes, Vanderbilt
      University, 3.40%, 02/01/08 ...........     P-1, A-1+      10,130,000     10,130,000
   Montgomery County, TN Pub. Bldg.
      Auth. VRDB (Tenn. County
      Local Pool), LOC Bank of America,
      Series 2006, 3.74%, 01/01/08* .........    VMIG-1, NR       3,700,000      3,700,000
   Montgomery County, TN Public Bldg.
      Auth. VRDB (Tenn. County Local
      Pool), LOC Bank of America
      Series 2002, 3.74%, 01/02/08* .........    VMIG-1, NR       3,750,000      3,750,000
   Montgomery County, TN Public Bldg.
      Auth. VRDB (Tenn. County Local
      Pool), LOC Bank of America
      Series 2004, 3.74%, 01/02/08* .........    VMIG-1, NR       6,100,000      6,100,000
   Tennessee State School Board Auth.,
      TECP, 3.55%, 01/10/08 . ...............     P-1, A-1+      10,000,000     10,000,000
   Tennessee State School Board Auth.,
      TECP, 3.42%, 02/13/08 .................     P-1, A-1+       5,000,000      5,000,000
                                                                              ------------
                                                                                63,545,000
                                                                              ------------
TEXAS -- 22.1%
   Bexar County, TX Gen. Oblig.
      CP, 3.53%, 02/07/08 ...................     P-1, A-1+       7,500,000      7,500,000
   Bexar County, TX Gen. Oblig.
      CP, 3.53%, 02/07/08 ...................     P-1, A-1+       6,500,000      6,500,000
   Board of Regents of Univ. of Texas
      A&M University System
      TECP, 3.52%, 02/07/08 .................     P-1, A-1+      13,700,000     13,700,000
   Board of Regents Texas A&M
      University System TECP,
      3.53%, 01/17/08 .......................     P-1, A-1+      16,000,000     16,000,000
   City of San Antonio, TX Electric
     TECP, 2.80%, 02/06/08 ..................     P-1, A-1+       4,200,000      4,200,000
   City of San Antonio, TX Electric
      TECP, 3.42%, 02/11/08 .................     P-1, A-1+       5,000,000      5,000,000
   Harris County, TX Flood Control
      Dist., TECP, 2.95%, 02/08/08 ..........     P-1, NR         7,900,000      7,900,000
   Harris County, TX Gen. Oblig.
      TECP, 2.80%, 03/06/08 .................     P-1, A-1+       1,850,000      1,850,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 MOODY'S/S&P    PRINCIPAL         VALUE
                                                 RATINGS(1)      AMOUNT          (NOTE 2)
                                                ------------   ------------   ------------
TEXAS -- (CONTINUED)
   Harris County, TX Health Fac. Dev.
      Corp. VRDB (St. Luke's Episcopal
      Hosp. Proj.), Ser. 2001B,
      3.75%, 01/02/08* ......................   VMIG-1, A-1+   $  2,810,000   $  2,810,000
   Harris County, TX Health Fac. Dev.
      Corp. VRDB (Texas Children's
      Hospital Proj.), Ser. 1999B,
      (MBIA Insured), 3.75%, 01/02/08* ......   VMIG-1, A-1+     15,700,000     15,700,000
   Harris County, TX TECP,
      2.80%, 03/06/08 .......................     P-1, A-1+       3,320,000      3,320,000
   Lower Neches Valley Auth. Ind. Dev.
      Corp., TX VRDB (Exxon Mobil),
      Ser. A-2, 3.60%, 01/02/08* ............   VMIG-1, A-1+        875,000        875,000
   Port Arthur Navigation Dist. of
      Jefferson County, TX PCRB VRDB
      (Texaco, Inc. Proj.), Ser. 1994,
      3.74%, 01/02/08* ......................   VMIG-1, A-1+     10,740,000     10,740,000
   State of Texas Public Fin. Auth.,
      TECP, 3.40%, 02/06/08 .................     P-1, A-1+       4,300,000      4,300,000
   State of Texas Public Fin. Auth.,
      TECP, 3.42%, 02/13/08 .................     P-1, A-1+       6,000,000      6,000,000
                                                                              ------------
                                                                               106,395,000
                                                                              ------------
UTAH -- 4.4%
   Murray City, UT Hosp. Rev. VRDB
      (IHC Health Services, Inc.),
      Ser. B, 3.75%, 01/01/08* ..............   VMIG-1, A-1+      4,950,000      4,950,000
   Murray City, UT VRDB (IHC
      Health Services, Inc.), Ser.2005C,
      3.43%, 01/03/08* ......................   VMIG-1, A-1+      9,800,000      9,800,000
   Salt Lake County, UT PCRB VRDB
      (Svc. Station Holdings Project BP PLC),
      3.75%, 02/01/08* ......................   VMIG-1, A-1+      6,235,000      6,235,000
                                                                              ------------
                                                                                20,985,000
                                                                              ------------
VIRGINIA -- 0.6%
   Virginia College Building Auth.
      Educ. Fac. VRDB Rev. Bonds
      (University of Richmond Proj.),
      Ser. 2006, 3.80%, 01/02/08* ...........    VMIG-1, NR       3,000,000      3,000,000
                                                                              ------------
WASHINGTON -- 1.9%
   Washington Health Care Fac. Auth.
      Lease Rev. VRDB (National
      Healthcare Research & Educ.Proj.),
      LOC BNP Paribas, 3.43%, 01/07/08* .....    VMIG-1, NR       3,900,000      3,900,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                 MOODY'S/S&P    PRINCIPAL         VALUE
                                                 RATINGS(1)      AMOUNT         (NOTE 2)
                                                 -----------   -----------   -------------
WASHINGTON -- (CONTINUED)
   Washington State Hous. Fin. Comm.
      Rev. VRDB (Eastside Catholic School),
      LOC Key Bank NA, Ser. A,
      3.46%, 01/07/08* ........................   VMIG-1, NR   $ 5,000,000   $   5,000,000
                                                                             -------------
                                                                                 8,900,000
                                                                             -------------

WYOMING -- 3.6%
   Sweetwater County, WY PCRB TECP
      PacifiCorp Proj., LOC Barclays
      Ser., 2.88%, 03/11/08 ...................   P-1, A-1+     10,975,000      10,975,000
   Sweetwater County, WY PCRB VRDB
      Rev. Bonds PacifiCorp Proj.
      Ser. 1988B, 3.75%, 01/01/08* ............   P-1, A-1+      2,000,000       2,000,000
   Unita County, WY PCRB VRDB
      Rev. Ref. Bonds (Chevron USA,
      Inc. Proj.), Ser. 1993,
      3.50%, 01/02/08* ........................    P-1, NR       4,400,000       4,400,000
                                                                             -------------
                                                                                17,375,000
                                                                             -------------
TOTAL INVESTMENTS -- 99.9% (COST $481,930,000)+ ..........................     481,930,000
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.1% ........................         388,752
                                                                             -------------
NET ASSETS -- 100.0% .....................................................   $ 482,318,752
                                                                             =============

----------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2007. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+     Cost for Federal income tax purposes.

      LOC - Letter of Credit
      MBIA - Municipal Bond Insurance Association
      PCRB - Pollution Control Revenue Bonds
      PLC - Public Limited Company
      TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
      VRDB - Variable Rate Demand Bonds

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                              PRIME
                                           MONEY MARKET     U.S. GOVERNMENT       TAX-EXEMPT
                                               FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                         ---------------   -----------------   -----------------
ASSETS:
Investment in securities, at value* ..   $ 3,782,550,552    $ 1,791,353,293      $  481,930,000
Interest receivable ..................        13,444,573          4,364,706           1,647,446
Other assets .........................            59,454             22,885              36,900
                                         ---------------    ---------------      --------------
Total assets .........................     3,796,054,579      1,795,740,884         483,614,346
                                         ---------------    ---------------      --------------
LIABILITIES:
Dividends payable ....................        14,135,785          4,327,077             987,871
Accrued advisory fee .................           971,719            400,474             138,759
Other accrued expenses ...............         1,122,572            438,358             168,964
                                         ---------------    ---------------      --------------
Total liabilities ....................        16,230,076          5,165,909           1,295,594
                                         ---------------    ---------------      --------------
NET ASSETS ...........................   $ 3,779,824,503    $ 1,790,574,975      $  482,318,752
                                         ===============    ===============      ==============
NET ASSETS CONSIST OF:
Paid-in capital ......................   $ 3,779,797,373    $ 1,790,558,230      $  482,318,752
Undistributed net investment income ..            27,130             13,239                  --
Accumulated net realized gain on
   investments .......................                --              3,506                  --
                                         ---------------    ---------------      --------------
NET ASSETS ...........................   $ 3,779,824,503    $ 1,790,574,975      $  482,318,752
                                         ===============    ===============      ==============
NET ASSETS BY SHARE CLASS:
Institutional Shares .................   $   131,174,845    $    95,575,811      $      631,646
Service Shares .......................     1,762,992,716      1,438,079,665                  --
W Shares .............................     1,885,656,942        256,919,499         481,687,106
                                         ---------------    ---------------      --------------
                                         $ 3,779,824,503    $ 1,790,574,975      $  482,318,752
                                         ===============    ===============      ==============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
Institutional Shares .................       131,174,541         95,575,758             631,539
Service Shares .......................     1,762,965,635      1,438,059,380                  --
W Shares .............................     1,885,656,942        256,918,439         481,693,184

PER SHARE:
Institutional Shares .................   $          1.00    $          1.00      $         1.00
                                         ---------------    ---------------      --------------
Service Shares .......................   $          1.00    $          1.00                 N/A
                                         ---------------    ---------------      --------------
W Shares .............................   $          1.00    $          1.00      $         1.00
                                         ---------------    ---------------      --------------
*Investments at cost                     $ 3,782,550,552    $ 1,791,353,293      $  481,930,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                              PRIME
                                           MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                               FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                         ---------------   -----------------   -----------------
INVESTMENT INCOME:
   Interest income ...................   $    89,190,695     $  29,830,270        $  7,376,495
                                         ---------------     -------------        ------------

EXPENSES:
   Advisory Fees .....................         5,263,527         2,178,702             760,867
   Administration fees ...............           241,151            85,883              29,555
   Sub-administration and
      accounting fees ................           500,690           270,834             115,387
   Custody fees ......................           142,839            50,291              23,108
   Transfer agent fees ...............           298,543            88,842              38,249
   Shareholder service fees
      -- Service Shares ..............         1,315,384           664,628                  --
      -- W Shares ....................         1,155,701           196,607             307,714
   Distribution fees
      -- Service Shares ..............           876,922           443,085                  --
   Professional fees .................            62,500            45,510              37,916
   Reports to shareholders ...........            50,735            19,807              15,517
   Registration fees .................            25,224            13,269               9,234
   Trustees' fees ....................            10,418            10,418              10,418
   Compliance services ...............             2,875             2,848               2,842
   Other .............................           161,561            59,448              19,997
                                         ---------------     -------------        ------------
   Total expenses ....................        10,108,070         4,130,172           1,370,804
                                         ---------------     -------------        ------------
   Net investment income .............        79,082,625        25,700,098           6,005,691
                                         ---------------     -------------        ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS)ON INVESTMENTS:
   Net realized gain on
     investments .....................                --               724                  --
                                         ---------------     -------------        ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .........   $    79,082,625     $  25,700,822        $  6,005,691
                                         ===============     =============        ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                       PRIME MONEY MARKET FUND
                                                  ---------------------------------
                                                      FOR THE
                                                     SIX-MONTHS         FOR THE
                                                       ENDED              YEAR
                                                    DECEMBER 31,         ENDED
                                                        2007            JUNE 30,
                                                    (UNAUDITED)           2007
                                                  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ......................   $    79,082,625   $   142,121,941
                                                  ---------------   ---------------
Net increase in net assets resulting
   from operations .........................           79,082,625       142,121,941
                                                  ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ....................        (1,559,928)       (2,263,108)
      Service Shares ..........................       (40,887,105)      (86,065,068)
      W Shares ................................       (36,635,592)      (53,793,765)
                                                  ---------------   ---------------
Total distributions ...........................       (79,082,625)     (142,121,941)
                                                  ---------------   ---------------
Fund share transactions (at $1.00 per share)
   Proceeds from shares sold:
      Institutional Shares ....................       699,505,713       802,182,678
      Service Shares ..........................     2,710,670,464     5,033,885,589
      W Shares ................................     1,476,162,557     2,810,610,315

   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ....................           128,498           425,522
      Service Shares ..........................         4,640,432         8,184,039
      W Shares ................................             2,589             3,005
   Cost of shares redeemed:
      Institutional Shares ....................      (592,859,249)     (790,194,120)
      Service Shares ..........................    (2,644,420,485)   (6,014,218,223)
      W Shares ................................      (993,888,632)   (1,407,232,892)
                                                  ---------------   ---------------
Net increase in net assets from Fund
   share transactions .........................       659,941,887       443,645,913
                                                  ---------------   ---------------
Total increase in net assets ..................       659,941,887       443,645,913
NET ASSETS:
   Beginning of period ........................     3,119,882,616     2,676,236,703
                                                  ---------------   ---------------
   End of period ..............................   $ 3,779,824,503   $ 3,119,882,616
                                                  ===============   ===============
Undistributed net investment income ...........   $        27,130   $        27,130
                                                  ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      U.S. GOVERNMENT
                                                                     MONEY MARKET FUND
                                                           ---------------------------------------
                                                                 FOR THE
                                                                SIX-MONTHS            FOR THE
                                                                  ENDED                YEAR
                                                               DECEMBER 31,           ENDED
                                                                   2007              JUNE 30,
                                                               (UNAUDITED)             2007
                                                           ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...............................   $       25,700,098    $      41,813,623
   Net realized gain on investments ....................                  724                2,782
                                                           ------------------    -----------------
Net increase in net assets resulting from operations ...           25,700,822           41,816,405
                                                           ------------------    -----------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..............................           (1,189,741)             (87,757)
     Service Shares ....................................          (18,808,284)         (33,658,475)
     W Shares ..........................................           (5,702,073)          (8,067,391)
                                                           ------------------    -----------------
Total distributions ....................................          (25,700,098)         (41,813,623)
                                                           ------------------    -----------------
Fund share transactions (at $1.00 per share)
   Proceeds from shares sold:
     Institutional Shares ..............................          160,792,326          222,422,205
     Service Shares ....................................        3,713,953,493        2,946,466,915
     W Shares ..........................................          494,327,944          810,995,213
   Cost of shares issued on reinvestment of
        distributions:
     Institutional Shares ..............................                6,531               20,387
     Service Shares ....................................              420,673              250,177
     W Shares ..........................................                   --                   --
   Cost of shares redeemed:
     Institutional Shares ..............................          (65,555,970)        (225,589,578)
     Service Shares ....................................       (2,892,407,791)      (3,206,512,235)
     W Shares ..........................................         (461,749,894)        (586,654,824)
                                                           ------------------    -----------------
Net increase (decrease) in net assets
   from Fund share transactions ........................          949,787,312          (38,601,740)
                                                           ------------------    -----------------
Total increase (decrease) in net assets ................          949,788,036          (38,598,958)

NET ASSETS:
   Beginning of period .................................          840,786,939          879,385,897
                                                           ------------------    -----------------
   End of period .......................................   $    1,790,574,975    $     840,786,939
                                                           ==================    =================
Undistributed net investment income ....................   $           13,239    $          13,239
                                                           ------------------    -----------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         TAX-EXEMPT
                                                                      MONEY MARKET FUND
                                                           --------------------------------------
                                                                FOR THE
                                                               SIX-MONTHS            FOR THE
                                                                  ENDED               YEAR
                                                               DECEMBER 31,           ENDED
                                                                  2007               JUNE 30,
                                                               (UNAUDITED)            2007
                                                           ------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...............................   $        6,005,691    $      11,947,046
                                                           ------------------    -----------------
Net increase in net assets resulting
   from operations .....................................            6,005,691           11,947,046
                                                           ------------------    -----------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..............................              (15,314)            (241,259)
     W Shares ..........................................           (5,990,377)         (11,705,787)
                                                           ------------------    -----------------

Total distributions ....................................           (6,005,691)         (11,947,046)
                                                           ------------------    -----------------
Fund share transactions (at $1.00 per share)
   Proceeds from shares sold:
     Institutional Shares ..............................           23,081,667          128,952,363
     W Shares ..........................................          553,582,768        1,081,562,338
   Cost of shares issued on reinvestment
     of distributions:
     Institutional Shares ..............................                8,163               24,450
     W Shares ..........................................               70,036              128,617
   Cost of shares redeemed:
     Institutional Shares ..............................          (23,251,661)        (141,393,217)
     W Shares ..........................................         (475,596,705)      (1,096,506,456)
                                                           ------------------    -----------------
Net increase (decrease) in net assets
   from Fund share transactions ........................           77,894,268          (27,231,905)
                                                           ------------------    -----------------
Total increase (decrease) in net assets ................           77,894,268          (27,231,905)
NET ASSETS:
   Beginning of period .................................          404,424,484          431,656,389
                                                           ------------------    -----------------
   End of period .......................................   $      482,318,752    $     404,424,484
                                                           ==================    =================
Undistributed net investment income ....................   $               --    $              --
                                                           ------------------    -----------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                         FOR THE
                                        SIX-MONTHS
                                          ENDED
                                       DECEMBER 31,                    FOR THE YEARS ENDED JUNE 30,
                                           2007       ---------------------------------------------------------------
                                       (UNAUDITED)       2007          2006          2005        2004         2003
                                       -----------    ----------    -----------   ---------   ----------   ----------
PRIME MONEY MARKET FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .......................   $     1.00     $     1.00    $      1.00   $    1.00   $     1.00   $     1.00
                                       ----------     ----------    -----------   ---------   ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income ...........         0.03           0.05           0.04        0.02         0.01         0.01
                                       ----------     ----------    -----------   ---------   ----------   ----------
DISTRIBUTIONS:
   From net investment income ......        (0.03)         (0.05)         (0.04)      (0.02)       (0.01)       (0.01)
                                       ----------     ----------    -----------   ---------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD ...   $     1.00     $     1.00    $      1.00   $    1.00   $     1.00   $     1.00
                                       ==========     ==========    ===========   =========   ==========   ==========
TOTAL RETURN .......................         2.50%**        5.05%          3.82%       1.74%        0.58%        1.07%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
     Expenses ......................         0.40%*         0.41%          0.51%       0.50%        0.53%        0.51%
     Net investment income .........         4.91%*         4.94%          3.70%       1.65%        0.59%        1.10%
Net assets at the end of period
     (000 omitted) .................   $  131,175     $   24,400    $    11,986   $   6,683   $   14,105   $   28,937

----------
*     Annualized

**    Not annualized

(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                         FOR THE
                                        SIX-MONTHS
                                          ENDED
                                       DECEMBER 31,                       FOR THE YEARS ENDED JUNE 30,
                                           2007       -----------------------------------------------------------------
                                       (UNAUDITED)       2007           2006         2005         2004          2003
                                       ----------     ----------    -----------   ----------   ----------    ----------
PRIME MONEY MARKET FUND --
   SERVICE SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .......................   $     1.00     $     1.00    $      1.00   $     1.00   $     1.00    $     1.00
                                       ----------     ----------    -----------   ----------   ----------    ----------
INVESTMENT OPERATIONS:
   Net investment income ...........         0.02           0.05           0.04         0.01           --(1)       0.01
                                       ----------     ----------    -----------   ----------   ----------    ----------
DISTRIBUTIONS:
   From net investment income ......        (0.02)         (0.05)         (0.04)       (0.01)          --(1)      (0.01)
                                       ----------     ----------    -----------   ----------   ----------    ----------
NET ASSET VALUE -- END OF PERIOD ...   $     1.00     $     1.00    $      1.00   $     1.00   $     1.00    $     1.00
                                       ==========     ==========    ===========   ==========   ==========    ==========
TOTAL RETURN .......................         2.37%**        4.79%          3.63%        1.48%        0.39%         0.87%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses ........................         0.65%*         0.67%          0.69%        0.74%        0.73%         0.72%
   Net investment income ...........         4.66%*         4.68%          3.61%        1.48%        0.39%         0.86%
Net assets at the end of period
   (000 omitted) ...................   $1,762,993     $1,692,102    $ 2,664,251   $2,201,829   $2,001,681    $2,354,190

----------
*     Annualized

**    Not annualized

(1)   Less than $0.01 per share.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                          FOR THE
                                                         SIX-MONTHS
                                                            ENDED        FOR THE PERIOD
                                                        DECEMBER 31,   OCTOBER 2, 2006(1)
                                                            2007            THROUGH
                                                         (UNAUDITED)     JUNE 30, 2007
                                                        ------------   -----------------
PRIME MONEY MARKET FUND -- W SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..............    $     1.00      $       1.00
                                                         ----------      ------------
INVESTMENT OPERATIONS:
   Net investment income ............................          0.02              0.04
                                                         ----------      ------------
DISTRIBUTIONS:
   From net investment income .......................         (0.02)            (0.04)
                                                         ----------      ------------
NET ASSET VALUE -- END OF PERIOD ....................    $     1.00      $       1.00
                                                         ==========      ============
TOTAL RETURN ........................................          2.42%**           3.63%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .........................................          0.55%*            0.56%*
   Net investment income ............................          4.76%*            4.80%*
Net assets at the end of period (000 omitted) .......    $1,885,657      $  1,403,380

----------

*     Annualized

**    Not annualized

(1)   Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                 FOR THE
                                                SIX-MONTHS
                                                  ENDED
                                               DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
                                                  2007          --------------------------------------------------
                                               (UNAUDITED)       2007       2006       2005       2004       2003
                                              -------------     -------   --------   --------   --------   -------
U.S. GOVERNMENT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....   $        1.00     $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              -------------     -------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ..................            0.02        0.05       0.04       0.02       0.01       0.01
                                              -------------     -------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income .............           (0.02)      (0.05)     (0.04)     (0.02)     (0.01)     (0.01)
                                              -------------     -------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ..........   $        1.00     $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                              =============     =======   ========   ========   ========   ========
TOTAL RETURN ..............................            2.29%**     4.92%      3.66%      1.63%      0.53%      0.95%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
   Expenses ...............................            0.47%*      0.49%      0.61%      0.59%      0.58%      0.57%
   Net investment income ..................            4.49%*      4.79%      3.58%      1.44%      0.53%      0.93%
Net assets at the end of period
   (000 omitted) ..........................   $      95,576     $   333   $  3,480   $  3,939   $ 33,892   $ 34,252

----------
*     Annualized

**    Not annualized

(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                 FOR THE
                                                SIX-MONTHS
                                                  ENDED
                                               DECEMBER 31,                   FOR THE YEARS ENDED JUNE 30,
                                                   2007         ---------------------------------------------------------
                                               (UNAUDITED)        2007        2006       2005         2004        2003
                                              -------------     --------   ---------   ---------   ---------    ---------
U.S. GOVERNMENT MONEY MARKET
   FUND -- SERVICE SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....   $        1.00     $   1.00   $    1.00   $    1.00   $    1.00    $    1.00
                                              -------------     --------   ---------   ---------   ---------    ---------
INVESTMENT OPERATIONS:
   Net investment income ..................            0.02         0.05        0.03        0.01          --(1)      0.01
                                              -------------     --------   ---------   ---------   ---------    ---------
DISTRIBUTIONS:
   From net investment income .............           (0.02)       (0.05)      (0.03)      (0.01)         --(1)     (0.01)
                                              -------------     --------   ---------   ---------   ---------    ---------
NET ASSET VALUE -- END OF PERIOD ..........   $        1.00     $   1.00   $    1.00   $    1.00   $    1.00    $    1.00
                                              =============     ========   =========   =========   =========    =========
TOTAL RETURN ..............................            2.17%**      4.66%       3.49%       1.41%       0.33%        0.75%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses ...............................            0.72%*       0.75%       0.77%       0.79%       0.78%        0.77%
   Net investment income ..................            4.24%*       4.56%       3.45%       1.39%       0.33%        0.76%
Net assets at the end of period
   (000 omitted) ..........................   $   1,438,080     $616,113   $ 875,906   $ 741,514   $ 832,314    $ 929,538

----------
*     Annualized

**    Not annualized

(1)   Less than $0.01 per share.

(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                           FOR THE
                                                         SIX-MONTHS
                                                           ENDED         FOR THE PERIOD
                                                        DECEMBER 31,   OCTOBER 2, 2006(1)
                                                            2007            THROUGH
                                                         (UNAUDITED)     JUNE 30, 2007
                                                        ------------   -----------------
U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..............    $     1.00       $     1.00
                                                         ----------       ----------
INVESTMENT OPERATIONS:
   Net investment income ............................          0.02             0.03
                                                         ----------       ----------
DISTRIBUTIONS:
   From net investment income .......................         (0.02)           (0.03)
                                                         ----------       ----------
NET ASSET VALUE -- END OF PERIOD ....................    $     1.00       $     1.00
                                                         ==========       ==========
TOTAL RETURN ........................................          2.22%**          3.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses .........................................          0.62%*           0.65%*
   Net investment income ............................          4.34%*           4.68%*
Net assets at the end of period (000 omitted) .......    $  256,919       $  224,341

----------
*     Annualized

**    Not annualized

(1)   Commencement of operations.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                            FOR THE
                                          SIX-MONTHS
                                             ENDED
                                         DECEMBER 31,                 FOR THE YEARS ENDED JUNE 30,
                                            2007          ----------------------------------------------------
                                         (UNAUDITED)        2007       2006       2005       2004       2003
                                         ------------     --------   --------   --------   --------   --------
TAX-EXEMPT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................   $       1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ------------     --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income .............           0.02         0.03       0.02       0.01         --(1)    0.01
                                         ------------     --------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income ........          (0.02)       (0.03)     (0.02)     (0.01)        --(1)   (0.01)
                                         ------------     --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD .....   $       1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ============     ========   ========   ========   ========   ========
TOTAL RETURN .........................           1.56%**      3.14%      2.39%      1.16%      0.41%      0.73%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2,3)
   Expenses ..........................           0.52%*       0.52%      0.63%      0.64%      0.58%      0.57%
   Net investment income .............           3.07%*       3.06%      2.30%      0.98%      0.42%      0.72%
Net assets at the end of period
   (000 omitted) .....................   $        632     $    793   $ 13,210   $ 13,084   $ 46,990   $ 23,382

----------
*     Annualized

**    Not annualized

(1)   Less than $0.01 per share.

(2) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                            FOR THE
                                          SIX-MONTHS
                                             ENDED
                                         DECEMBER 31,                 FOR THE YEARS ENDED JUNE 30,
                                             2007         ----------------------------------------------------
                                          (UNAUDITED)       2007       2006       2005       2004       2003
                                         ------------     --------   --------   --------   --------   --------
TAX-EXEMPT MONEY MARKET
   FUND -- W SHARES(1)

NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................   $       1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ------------     --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income .............           0.01         0.03       0.02       0.01         --(2)    0.01
                                         ------------     --------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income ........          (0.01)       (0.03)     (0.02)     (0.01)        --(2)   (0.01)
                                         ------------     --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD .....   $       1.00     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                         ============     ========   ========   ========   ========   ========
TOTAL RETURN .........................           1.48%**      2.96%      2.23%      0.98%      0.21%      0.52%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
   Expenses ..........................           0.67%*       0.69%      0.78%      0.80%      0.79%      0.78%
   Net investment income .............           2.92%*       2.92%      2.23%      0.96%      0.20%      0.52%
Net assets at the end of period
   (000 omitted) .....................   $    481,687     $403,631   $418,447   $346,249   $424,089   $525,522

----------
*     Annualized

**    Not annualized

(1) Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

(2)   Less than $0.01 per share.

(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2007, the Trust offered 22 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

      The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and effective September 12, 2006, W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares, formerly Service Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value
      Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

      Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

      DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

      PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

      Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2007, are shown separately on the statements of operations.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

4. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

      The tax character of distributions paid for the six months ended December 31, 2007 and the year ended June 30, 2007 were as follows:

                                                  PRIME MONEY     U.S. GOVERNMENT       TAX-EXEMPT
                                                  MARKET FUND    MONEY MARKET FUND   MONEY MARKET FUND
                                                 -------------   -----------------   -----------------
      SIX-MONTH PERIOD ENDED DECEMBER 31, 2007
      Ordinary income ........................   $  79,082,625     $ 25,700,098        $         --
      Tax-exempt income ......................              --               --           6,005,691

      YEAR ENDED JUNE 30, 2007
      Ordinary income ........................   $ 142,121,941     $ 41,813,623        $         --
      Tax-exempt income ......................              --               --          11,947,046

      The components of accumulated earnings on a tax basis are determined at the fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2007.

5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

      Approximately 30% of the investments of the Tax-Exempt Money Market Fund on December 31, 2007, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

      At a meeting held on August 16, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Prime Money Market Fund, Wilmington Tax-Exempt Money Market Fund, and Wilmington U.S. Government Money Market Fund (each a "Fund"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuance of the sub-advisory agreement (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements") among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

      Before meeting to determine whether to approve the continuance of the Agreements, the Board had the opportunity to review written materials provided by RSMC and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its Funds,
(ii) the size and qualifications of RSMC's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a Fund of the Trust, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the Funds, and (ix) the compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements. RSMC had provided information regarding the advisory fees received and an analysis of these fees in relation to the services to the Funds, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of Trustees when considering approval of an investment advisory agreement. In addition, the Board received a report on the Funds investment performance, compliance program, operations and investment adviser profitability from two trustees. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve the continuance of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to each Fund by RSMC as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that each Fund was likely to benefit from the continued provision of those services. They also concluded that RSMC had sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
   -- CONTINUED
--------------------------------------------------------------------------------

      The Board considered the investment performance of each Fund and RSMC. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund and RSMC was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. The Board considered the costs of the services provided by RSMC, the compensation and benefits received by RSMC in providing services to the Funds, as well as RSMC's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the adviser and sub-adviser. The Board recognized that that RSMC's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits were sufficient to continue as a viable concern generally and as investment adviser of the Funds specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by RSMC, the investment performance of the Fund and the expense limitations agreed to by RSMC.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that any economies of scale achieved will be primarily due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

      The Trustees considered whether any events have occurred that would constitute a reason for the Trustees not to renew the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

      NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                 WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN            TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
    FUND COMPLEX                  LENGTH OF TIME                     OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                SERVED                           HELD BY TRUSTEE
------------------------   ------------------------------   ---------------------------------------
TED T. CECALA(2)           Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                         Chief Executive Officer of Wilmington
                           Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
22 Funds                   the Board and until successor    Company since 1996; Member of the Board
                           is elected and qualified.        of Managers of Cramer Rosenthal
                           Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                            Management, LLC. (registered investment
                                                            advisers)

                                                            Wilmington Trust Corporation;
                                                            Wilmington Trust Company.
---------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)     Trustee                          Retired since February 2006. Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust
                           Shall serve until death,         Company from February 1996 to February
22 Funds                   resignation or removal.          2006; President of Rodney Square
                           Trustee since October 1998;      Management Corporation ("RSMC") from
                           President and Chairman of the    1996 to 2005; Vice President of RSMC
                           Board from October 1998 to       from 2005 to 2006.
                           January 2006.
                                                            FundVantage Trust (registered
                                                            investment Company)

(1) The "Fund Complex" currently consists of the Trust (22 funds), and CRM Mutual Fund Trust (5 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

        NAME AND                 POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                    PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                DURING PAST FIVE YEARS,
     FUND COMPLEX                  LENGTH OF TIME                    OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                           HELD BY TRUSTEE
------------------------   ------------------------------   ---------------------------------------
ROBERT ARNOLD              Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since
                           Shall serve until death,         1989.
22 Funds                   resignation or removal.
                           Trustee since May 1997.          First Potomac Realty Trust (real estate
                                                            investment trust).
---------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER           Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                        University since July 2004; formerly
                           Shall serve until death,         Dean, School of Business Administration
22 Funds                   resignation or removal.          of Widener University from 2001 to
                           Trustee since October 1999.      2004; Dean, College of Business, Public
                                                            Policy and Health at the University of
                                                            Maine from September 1998 to June 2001.

                                                            None
---------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO          Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43        the Board                        organizations from 1997 to present;
                                                            Interim President, LaSalle University
22 Funds                   Shall serve until death,         from 1998 to 1999.
                           resignation or removal.
                           Trustee since October 1998.      Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (registered
                                                            investment companies); Independence
                                                            Blue Cross; IntriCon Corporation
                                                            (industrial furnaces and ovens);
                                                            Commerce Bancorp, Inc.
---------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.           Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                         since 1991.
                           Shall serve until death,
27 Funds                   resignation or removal.          CRM Mutual Fund Trust (registered
                           Trustee since October 1999.      investment companies); WHX
                                                            Corporation (industrial manufacturer).
---------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN           Trustee                          Retired since 1993. Former Chief
Date of Birth: 5/32                                         Financial Officer of E.I. duPont de
                           Shall serve until death,         Nemours and Co.
22 Funds                   resignation or removal.
                           Trustee since October 1999.      None
---------------------------------------------------------------------------------------------------
MARK A. SARGENT            Trustee                          Dean and Professor of Law, Villanova
Date of Birth: 4/51                                         University School of Law since July
                           Shall serve until death,         1997.
22 Funds                   resignation or removal.
                           Trustee since November 2001.     The RBB Fund, Inc. (registered
                                                            investment company); Financial Industry
                                                            Regulatory Authority (FINRA).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                      WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                      OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                 HELD
------------------------   ------------------------------   ---------------------------------------
NEIL WOLFSON               President and Chief Executive    President & Chief Executive Officer of
1100 North Market Street   Officer                          Wilmington Trust Investment Management,
Wilmington, DE 19890                                        LLC ("WTIM") since July 2004;
Date of Birth: 6/64        Shall serve at the pleasure of   Previously, Partner with KPMG (public
                           the Board and until successor    accounting) from 1996 to 2004.
                           is elected and qualified.
                           Officer since January 2006.      N/A
---------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT        Vice President                   Vice President, RSMC since 2001; Vice
1100 North Market Street                                    President of WTIM since 2006; Vice
Wilmington, DE 19890       Shall serve at the pleasure of   President, Wilmington Trust Company
Date of Birth: 9/53        the Board and until successor    since 1997.
                           is elected and qualified.
                           Officer since October 1998.      N/A
---------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.       Vice President                   Vice President, RSMC since 1992.
1100 North Market Street
Wilmington, DE 19890       Shall serve at the pleasure of   N/A
Date of Birth: 1/57        the Board and until successor
                           is elected and qualified.
                           Officer since November 1999.
---------------------------------------------------------------------------------------------------
JOHN J. KELLEY             Vice President & Chief           Vice President of RSMC since July 2005;
1100 North Market Street   Financial Officer                Vice President of PFPC Inc. from
Wilmington, DE 19890                                        January 2005 to July 2005; Vice
Date of Birth: 9/59        Shall serve at the pleasure of   President of Administration, 1838
                           the Board and until successor    Investment Advisors, LP from 1999 to
                           is elected and qualified.        2005; Chief Compliance Officer, 1838
                           Officer since September 2005.    Investment Advisors, LP from 2004 to
                                                            2005.

                                                            N/A
---------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY         Chief Compliance Officer &       Chief Compliance Officer, Rodney Square
1100 North Market Street   Anti-Money Laundering            Management Corporation since 2004; Vice
Wilmington, DE 19890       Officer                          President and Chief Compliance Officer,
Date of Birth: 5/51                                         1838 Investment Advisors, LP from 1998
                           Shall serve at the pleasure of   to 2004.
                           the Board and until successor
                           is elected and qualified.        N/A
                           Officer since September 2004.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                     OTHER DIRECTORSHIPS
      DATE OF BIRTH                     SERVED                                HELD
------------------------   ------------------------------   ---------------------------------------
CHARLES D. CURTIS          Vice President & Treasurer       Vice President of RSMC since February
1100 North Market Street                                    2007; Vice President of PFPC Inc. from
Wilmington, DE 19890       Shall serve at the pleasure of   2001 to 2007.
Date of Birth: 10/55       the Board and until successor
                           is elected and qualified.        N/A
                           Officer since February 2007.
---------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.      Vice President & Secretary       Vice President of RSMC since November
1100 North Market Street                                    2006; Coleman Counsel Per Diem from
Wilmington, DE 19890       Shall serve at the pleasure of   November 2005 to November 2006; Vice
Date of Birth: 1/52        the Board and until successor    President and Senior Counsel of Merrill
                           is elected and qualified.        Lynch & Co., Inc. from 1994 to 2005.
                           Officer since February 2007.
                                                            N/A

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

      TRUSTEES

      Nicholas A. Giordano
      Chairman of the Board

      Robert H. Arnold

      Dr. Eric Brucker

      Ted T. Cecala

      Robert J. Christian

      Louis Klein Jr.

      John J. Quindlen

      Mark A. Sargent

      OFFICERS

      Neil Wolfson
      President & Chief Executive Officer

      John J. Kelley
      Vice President & Chief Financial Officer

      Charles D. Curtis
      Vice President & Treasurer

      Edward W. Diffin Jr.
      Vice President & Secretary

      Clayton M. Albright
      Vice President

      Joseph M. Fahey Jr.
      Vice President

      Anna M. Bencrowsky
      Chief Compliance Officer

--------------------------------------------------------------------------------

      CUSTODIAN

      Wilmington Trust Company
      1100 North Market Street, Wilmington, DE 19890

      INVESTMENT ADVISER AND ADMINISTRATOR
      Rodney Square Management Corporation
      1100 North Market Street, Wilmington, DE 19890

      SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
      PFPC Inc.
      301 Bellevue Parkway, Wilmington, DE 19809

      THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS - INSTITUTIONAL, SERVICE AND W SHARES.

         WILMINGTON
              FUNDS                                             MONEY_Semi_12/07

--------------------------------------------------------------------------------

                                                              FIXED INCOME FUNDS

                                                            |
                                        SEMI ANNUAL REPORT  |  DECEMBER 31, 2007
                                                            |





                                                    SHORT/INTERMEDIATE-TERM BOND

                                                               BROAD MARKET BOND

                                                                  MUNICIPAL BOND









                       WILMINGTON
                            FUNDS               [GRAPHIC OMITTED]

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

--------------------------------------------------------------------------------




CONTENTS                                 page

President's Message ....................    2

Expense Disclosure .....................   11

Disclosure of Portfolio Holdings........   13

Investments ............................   14

Financial Statements ...................   36


                                         page

Financial Highlights ...................   41

Notes to Financial Statements ..........   47

Evaluation and Approval of
Advisory and Sub-Advisory
Agreements .............................   52

Trustees and Officers ..................   54


DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

LEHMAN U.S. CORPORATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

LEHMAN U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, and Corporate sector with maturities of 1 year or greater.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

LEHMAN U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of the USD-denominated long-term tax exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

LEHMAN U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

   During the six months ended December 31, 2007, the credit markets continued to bear the weight of economic uncertainty and delivered mixed results. During this six-month period--and indeed much of the past year--the credit markets were characterized by the reign of the U.S. Treasury market. Safety and liquidity were paramount to investors seeking a haven from the distressed credit markets and U.S. Treasuries provided both. Over the full year, the Treasury market gained 9.0%, recording almost half that gain in the final quarter. Investment grade corporate bonds suffered a very difficult year, with the month of November becoming the worst single month for this market on record, according to the Lehman U.S. Corporate Index. Not surprisingly, the financial sector buckled most under the pressure as the pervasive sub-prime mortgage crisis took a significant toll. Losses mounted, forcing well known financial firms to acquire additional capital, with key firms attracting money from overseas. Importantly, albeit unfairly, some pain has been felt by all banks--even those that have avoided sub-prime lending and maintained solid loan portfolios.

TAXABLE BONDS CONTINUE TO STRUGGLE

   Through the six months ended December 31, 2007, the Federal Reserve Board maintained a viewpoint that balanced the risks of inflation and the possibility of recession. The Federal Funds rate peaked at 5.25% in the summer and was lowered three times since to its year-end level of 4.25%. With the three-month Treasury Bill rate at 3.2%, the markets seem to be foreshadowing another Federal Funds rate reduction. Contrarians noted that upward pressure on commodity prices could reignite an inflationary spiral. Oil prices approached $100 per barrel by year-end and appeared to be in a strong uptrend. Food prices were strong as well and the price of other commodities such as copper and gold continued to approach their highs.

   The prospect of a recession in the U.S. has increased as a weak holiday spending season put the health of the consumer in question. An uptick in continuing unemployment and a weak December jobs report removed the support of a fully employed labor force. While we don't yet know whether December's weakness was anomalous, the potential for a downtrend in private sector jobs remains worrisome, especially since it was reinforced by a significant jump in the unemployment rate to 5.0% from 4.7%.

MUNICIPAL BONDS FACE UNIQUE CHALLENGES

   The reach of the sub-prime mortgage problems hit municipal bond markets hard in late fall 2007. Losses due to sub-prime exposure shook municipal bond insurance firms like MBIA, Inc. and Ambac Financial Group, Inc. Together, the two apply their corporate guarantees to about half of all U.S. municipal bonds. By year-end, the firms began to pursue raising capital in order to retain their AAA ratings. In light of these woes and a slowing economy, municipal bond investors called for wider yield spreads on lower-rated bonds.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

   The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the "Funds").

   The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income. We hope to achieve this goal by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and the Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has the lower risk exposure to interest rates and finished the semi-annual period with an effective duration of 3.58 years. The Broad Market Fund had an effective duration of 5.04 years at the same point in time.

   The first half of the fiscal year was dominated by the evolving credit crisis. The crisis began to take hold late in the second quarter of 2007 but took control of the financial markets during the last six months. The problems began with the recognition that many low-income or overextended borrowers were faced with interest rate resets that would make it impossible for them to continue to make current payments on their loans. These mortgage loans had been generated by banks and mortgage brokers who had packaged these securities into Residential Mortgage Backed Securities (RMBS) that were sold to investors and to those building another type of structured investment vehicle (SIV) or Collateralized Debt Obligation (CDO). The initial problems quickly created a liquidity crisis that forced many firms to draw down on their lines of credit. As the banking system became more involved in meeting these credit needs, the key lending indices, such as three-month LIBOR, shot up. The Federal Reserve, which seemed content to keep interest rates steady, had to shift gears to inject liquidity back into the financial markets. A series of actions involving a discount rate cut and a sizeable cut (50 basis points) in the overnight Federal Funds rate helped to stabilize the markets. While liquidity began to return, helping to restore confidence, the problems for investors owning securitized mortgage-backed investments was only getting more difficult as pricing for these securities in the face of unknown losses was very difficult. Ultimately this sparked the second round of problems as the market calm gave way to an even stronger storm than before.

   The fixed income markets had reacted in a predictable fashion as Treasury securities rallied in the flight-to-quality shift by the markets away from risky assets. The yield on Ten-Year Treasury Notes fell by 71 basis points during the three month period from July 1, 2007 to September 30, 2007. At the same time, interest rate spreads between corporate bonds and U.S. Treasuries, as measured by the Lehman U.S. Corporate Index, widened by 50 basis points to 152 basis points. This caused the corporate bond market to under-perform Treasuries as it generated a negative 244 basis points of excess return for the three month period.

   With financial firms issuing earnings reports for the quarter ended September 30, the market was forced to come to grips with the magnitude of the evolving story. In mid-October, Citicorp and Merrill Lynch both reported losses that stunned investors. These losses were far higher than expected and resulted in both companies discharging their chief executive officers. The market stability quickly gave ground to a fresh round of credit concerns and risk-aversion moves. The Treasury market was again the principal beneficiary with interest rates moving down and the yield curve steepening. The yield on Ten-Year Treasury Notes fell another 55 basis points to finish the calendar year at a yield of 4.02%, while Two-Year

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


Treasury Notes shed 90 basis points to yield 3.05% at the end of 2007. The Federal Reserve acted methodically with cuts in the overnight Federal Funds rate of 25 basis points at their two meetings during the quarter. This brought the overnight rate down to 4.25% by the end of December, a decline of 100 basis points since the beginning of the semi-annual period. Credit concerns lifted the spreads on corporate bonds with the spread on the Lehman U.S. Corporate Index advancing to 208 basis points by December 31, 2007, an increase of 56 basis points from the end of the previous quarter. Spreads in the government mortgage market were also wider as increased volatility and extension concerns added risk to this market.

   Before presenting the results for the two Funds, we wish to point out that neither Fund had any exposure to sub-prime mortgages, CDOs or SIVs during the past six months. In fulfilling our objective of providing a broad-based exposure to the fixed income market, the Funds do have corporate bond holdings in financial service firms that have exposure to these adversely impacted instruments. However, all of these investments currently meet the credit criteria required of the Funds' investments.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND

   The Short/Intermediate Fund performed well over the six months. The Institutional Shares of the Short/Intermediate Fund had a total returns of 2.49% and 2.57% during the third and fourth quarters, respectively, and finished the six month period with a total return of 5.13%. These returns trailed the benchmark Lehman U.S. Intermediate Government/Credit Index which had returns of 2.88% and 2.91% during the two quarters and finished with a return of 5.87% over the six months. The Short/Intermediate Fund performed well against its Lipper Short/Intermediate Investment Grade Debt Funds universe by placing in the 10th percentile out of 139 funds for the one-year period, in the 18th percentile out of 110 funds for the 5-year period, and in the 15th percentile out of 61 funds for the 10-year period, based on total returns as of December 31, 2007.

   The Short/Intermediate Fund's under-performance relative to its benchmark is a result of two factors. First, the strong showing of the Treasury market versus the rest of the fixed income market had a negative impact on performance as the Fund held fewer Treasury securities than the benchmark. The Fund seeks to provide strong income returns and in order to meet this objective it invests more heavily in the higher income producing sectors of the fixed income markets. The second factor relates to our interest rate sensitivity. The Short/Intermediate Fund's interest rate sensitivity is set by a combination of factors including price trends and economic factors. During the outset of the credit crisis, the economy remained fairly strong which caused us to be somewhat cautious in taking an aggressive interest rate-sensitive position. As a result, the Fund did not achieve as much benefit as the benchmarks did from the decline in interest rates.

   During periods such as the one just passed, credit quality remains vitally important and the Short/Intermediate Fund met this need with an average quality rating of Aa1.

   The following performance table compares the Short/Intermediate Fund, with that of the Lehman U.S. Intermediate Government/Credit Index and the Merrill Lynch 1-10 Year U.S. Treasury Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------

                                  SHORT/INTERMEDIATE-TERM BOND FUND

                                                        Average Annual Total Returns
                                        ------------------------------------------------------------
                                         SIX                                               SINCE
                                        MONTHS     1 YEAR     5 YEARS     10 YEARS      INCEPTION(1)
                                        ------     ------     -------     --------      ------------
 Short/Intermediate-Term Bond Fund
  -- Institutional Shares                5.13%      6.47%      3.74%        5.36%            NA
  -- A Shares (with sales charge)(2)     3.02%      4.21%       NA           NA             2.77%
  -- A Shares at NAV                     5.13%      6.32%       NA           NA             3.27%
 Lehman U.S. Intermediate
  Government/Credit Index                5.87%      7.39%      4.06%        5.76%           4.09%
 Merrill Lynch 1-10 Year U.S.
  Treasury Index                         7.20%      8.86%      3.59%        5.40%           3.97%

-----------------------------------------------------------------------------------------------------

-----------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR INSTITUTIONAL SHARES WHICH T HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON BROAD MARKET BOND FUND

   The Broad Market Fund performed well over the six months. The Institutional Shares of the Broad Market Fund had a total return of 2.56% and 2.64% during the third and fourth quarters, respectively, and finished the six-month period with a total return of 5.27%. This compares slightly below the Lehman U.S. Government/Credit Index which had returns of 3.01% and 3.10% during the two quarters and finished with a return of 6.20% over the six months. Performance against the Lipper Intermediate Investment Grade Universe peer group was also quite good. The Fund placed in the 23rd percentile out of 547 funds in its Lipper universe for the one-year period, in the 16th percentile out of 469 funds for the 3-year period, in the 42nd percentile out of 395 funds for the 5-year period, and in the 28th percentile out of 184 funds for the 10-year period, based on total returns as of December 31, 2007.

   The Broad Market Fund's under-performance relative to its benchmark is a result of two factors. First, the strong showing of the Treasury market versus the rest of the fixed income market had a negative impact on performance as the Fund held fewer Treasury securities than the benchmark. The Fund seeks to provide strong income returns and in order to meet this objective it invests more heavily in the higher income producing sectors of the fixed income markets. The second factor relates to our interest rate sensitivity. The Broad Market Fund interest rate sensitivity is set by a combination of factors including price trends and economic factors. During the outset of the credit crisis, the economy remained fairly strong which caused us to be somewhat cautious in taking an aggressive interest rate-sensitive position. As a result, the Fund did not achieve as much benefit as the benchmarks did from the decline in interest rates.

   During such periods, credit quality remains vitally important and the Broad Market Fund met this need with an average quality rating of Aa2.

   The following table compares the performance of the Broad Market Fund and its predecessor, the Bond Fund (a collective investment fund), with that of the Lehman U.S. Government/Credit Index and the Merrill Lynch U.S. Treasury Master Index for the periods ended December 31, 2007. The Bond Fund's performance prior to June 29, 1998 has been restated to reflect the annual deduction of fees and expenses applicable to shares of the Broad Market Fund (i.e., restated to reflect anticipated expenses, absent investment advisory fee waivers). The Bond Fund was not registered as a mutual fund under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund had been registered under the 1940 Act, its performance may have been different.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------

                                        BROAD MARKET BOND FUND

                                                          Average Annual Total Returns
                                          -----------------------------------------------------------
                                           SIX                                              SINCE
                                          MONTHS     1 YEAR     5 YEARS     10 YEARS     INCEPTION(1)
                                          ------     ------     -------     --------     ------------
 Broad Market Bond Fund
  -- Institutional Shares                  5.27%      6.29%      4.17%        5.62%           NA
  -- A Shares  (with sales charge)(2)      2.88%      3.80%       NA           NA            4.25%
  -- A Shares at NAV                       5.03%      5.95%       NA           NA            5.30%
Lehman U.S.
   Government/Credit Index                 6.20%      7.23%      4.44%        6.01%          5.49%
Merrill Lynch U.S. Treasury
   Master Index                            7.94%      9.06%      4.12%        5.90%          6.06%

------------------------------------------------------------------------------------------------------

-----------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR INSTITUTIONAL SHARES WHICH HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007. THE RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON MUNICIPAL BOND FUND

   The Wilmington Municipal Bond Fund (the "Fund") is an intermediate, high quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

   On December 31, 2007, the Fund had an average effective maturity of 6.04 years, a duration of 4.93 years, and an average coupon of 5.06%, versus the target Lehman U.S. Short/Intermediate Municipal Index, which had an average effective maturity of 4.36 years, a duration of 3.85 years and an average coupon of 5.12%.

   Performance for the Institutional Shares of the Fund for the six-month period ending December 31, 2007 was 3.74%, versus the Lipper Intermediate Municipal Debt Funds peer group of 3.01% and the Lehman U.S. Short/Intermediate Municipal Index of 4.12%. The Fund used the market volatility and the flight to quality of other market participants into non-insured Aaa-rated bonds to aggressively purchase out-of-favor insured and hospital bonds in the 10- to 15-year maturity sector. Insured bonds and healthcare bonds were selectively added with investment grade underlying credits to capture the significant spread widening that occurred during the later half of 2007. To fund the new purchases, we sold high quality non-insured bonds in the 3- to 5-year sector that were commanding strong bids. These changes to the Fund's composition will position it well as the yield curve steepening and spread widening trends currently shaping the municipal market run out of steam during 2008.


[LINE GRAPH OMITTED]
PLOT POINTS FOR EDGAR PURPOSES ARE AS FOLLOWS:

                      MMD AAA-RATED MUNICIPAL YIELD CURVE*

                               6/29/07          12/31/07
                       1        3.70              2.90
                       2        3.76              2.97
                       3        3.81              3.04
                       4        3.85              3.12
                       5        3.88              3.20
                       6        3.91              3.27
                       7        3.94              3.35
                       8        3.98              3.44
                       9        4.02              3.54
                      10        4.07              3.63
                      11        4.12              3.70
                      12        4.16              3.76
                      13        4.19              3.82
                      14        4.22              3.88
                      15        4.25              3.94
                      16        4.28              4.00
                      17        4.30              4.06
                      18        4.32              4.10
                      19        4.33              4.14
                      20        4.34              4.17


                               YEARS TO MATURITY


                                     YIELD


   SOURCE: THOMSON FINANCIAL MUNICIPAL MARKET DATA ("MMD")
* THE GRAPH DENOTES THE CHANGE IN YIELDS ON AAA RATED MUNICIPAL SECURITIES WITH VARYING MATURITIES FROM JUNE 29, 2007 TO DECEMBER 31, 2007.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


   The following performance table compares the Municipal Bond Fund with that of the Lehman U.S. Short/Intermediate Municipal Index.


------------------------------------------------------------------------------------------------------

                                         MUNICIPAL BOND FUND

                                                          Average Annual Total Returns
                                          -----------------------------------------------------------
                                           SIX                                              SINCE
                                          MONTHS     1 YEAR     5 YEARS     10 YEARS     INCEPTION(1)
                                          ------     ------     -------     --------     ------------
Municipal Bond Fund
  -- Institutional Shares                  3.74%      4.19%      3.03%        4.02%          NA
  -- A Shares (with sales charge)(2)       1.56%      1.92%       NA           NA           2.84%
  -- A Shares at NAV                       3.63%      3.97%       NA           NA           3.86%
 Lehman U.S. Short/Intermediate
  Municipal Index                          4.12%      4.86%      3.32%        4.48%         4.21%

------------------------------------------------------------------------------------------------------


-----------
PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR INSTITUTIONAL SHARES WHICH HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007. THE RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


   We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                         Sincerely,

                                         /s/ Neil Wolfson

                                         Neil Wolfson
                                         President



January 24, 2008


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR.  WOLFSON'S  COMMENTS  REFLECT  THE  INVESTMENT   ADVISER'S  VIEWS  GENERALLY
REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

    o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

    o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

EXPENSE TABLES

                                               BEGINNING    ENDING                  EXPENSES
                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                 VALUE       VALUE      EXPENSE      DURING
                                                7/01/07    12/31/07      RATIO       PERIOD*
                                               ---------   ---------   ----------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
- INSTITUTIONAL SHARES
Actual Fund Return ........................    $1,000.00   $1,051.30      0.59%      $3.04
Hypothetical 5% Return Before Expenses ....     1,000.00    1,022.17      0.59%       3.00

SHORT/INTERMEDIATE-TERM BOND FUND
- A SHARES
Actual Fund Return ........................    $1,000.00   $1,051.30      0.84%      $4.33
Hypothetical 5% Return Before Expenses ....     1,000.00    1,020.91      0.84%       4.27

BROAD MARKET BOND FUND
- INSTITUTIONAL SHARES
Actual Fund Return ........................    $1,000.00   $1,052.70      0.70%      $3.61
Hypothetical 5% Return Before Expenses ....     1,000.00    1,021.62      0.70%       3.56

BROAD MARKET BOND FUND
- A SHARES
Actual Fund Return ........................    $1,000.00   $1,050.30      0.95%      $4.90
Hypothetical 5% Return Before Expenses ....     1,000.00    1,020.36      0.95%       4.82

MUNICIPAL BOND FUND
- INSTITUTIONAL SHARES
Actual Fund Return ........................    $1,000.00   $1,037.40      0.62%      $3.18
Hypothetical 5% Return Before Expenses ....     1,000.00    1,022.00      0.62%       3.15

MUNICIPAL BOND FUND
- A SHARES
Actual Fund Return ........................    $1,000.00   $1,036.30      0.87%      $4.45
Hypothetical 5% Return Before Expenses ....     1,000.00    1,020.76      0.87%       4.42


-----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------


PORTFOLIO HOLDINGS

DECEMBER 31, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

SHORT/INTERMEDIATE-TERM BOND FUND

               Sector
              ---------
U.S. Agency Obligations .......      39.1%
Corporate Bonds ...............      34.7%
U.S. Treasury Obligations .....      14.7%
Mortgage-Backed Securities ....       6.9%
Commercial Paper ..............       4.5%
Asset-Backed Securities .......       0.1%
                                    -----
                                    100.0%
                                    =====


               Quality
             -----------
Treasury ......................      14.7%
Agency ........................      39.1%
AAA............................       8.7%
AA.............................       6.0%
A..............................      11.0%
BBB............................      13.5%
Other .........................       7.0%
                                    -----
                                    100.0%
                                    =====


BROAD MARKET BOND FUND

               Sector
              ---------
Corporate Bonds ...............      52.9%
U.S. Agency Obligations .......      20.5%
U.S. Treasury Obligations .....      18.9%
Mortgage-Backed Securities ....       6.1%
Commercial Paper ..............       1.0%
Preferred Stock................       0.4%
Asset-Backed Securities .......       0.2%
                                    -----
                                    100.0%
                                    =====


               Quality
             -----------
Treasury.......................      18.9%
Agency ........................      20.5%
AAA............................       8.9%
AA.............................       7.1%
A..............................      16.9%
BBB............................      22.3%
Other .........................       5.4%
                                    -----
                                    100.0%
                                    =====


MUNICIPAL BOND FUND

               States
              ---------
Municipal Bonds
Texas..........................      23.1%
California ....................      11.3%
Pennsylvania...................       6.9%
Washington ....................       6.8%
Massachusetts..................       4.7%
Alabama .......................       4.4%
New Jersey ....................       4.2%
Colorado.......................       3.9%
Connecticut....................       3.6%
North Carolina.................       3.5%
Other .........................      27.6%
                                    -----
                                    100.0%
                                    =====


               Quality
             -----------
AAA............................      62.7%
AA.............................      19.3%
A..............................       8.8%
BBB............................       5.9%
Other..........................       3.3%
                                    -----
                                    100.0%
                                    =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL          VALUE
                                                                         RATINGS+         AMOUNT           (NOTE 2)
                                                                       -----------     ------------     ------------
CORPORATE BONDS -- 34.6%
  FINANCIALS -- 11.5%
    AIG Sunamerica Global Financing 144A,
       5.85%, 08/01/08@ ..........................................      Aa2, AA+       $  1,400,000     $  1,403,777
    Bank of America Corp., 7.80%, 02/15/10 .......................      Aa2, AA-            525,000          556,396
    Bank One Corp., 8.00%, 04/29/27 ..............................      Aa3, A+             265,000          309,638
    Capital One Corp., 6.70%, 05/15/08 ...........................       A2, A-           1,315,000        1,315,894
    CIT Group, Inc., 7.63%, 11/30/12 .............................       A2, A            2,000,000        2,027,212
    First Union Corp., 7.57%, 08/01/26 ...........................       A1, A+             175,000          197,909
    General Electric Capital Corp.,
       4.88%, 10/21/10 ...........................................      Aaa, AAA            875,000          888,007
    Goldman Sachs Group, Inc.,
       6.65%, 05/15/09 ...........................................      Aa3, AA-            525,000          539,149
    Household Finance Corp.,
       6.38%, 11/27/12 ...........................................      Aa3, AA-            875,000          899,800
    Lehman Brothers Holdings, Inc.,
       4.25%, 01/27/10 ...........................................       A1, A+             905,000          889,260
    Lehman Brothers Holdings, Inc.,
       4.50%, 07/26/10 ...........................................       A1, A+           1,000,000          988,798
    MBNA America, 4.63%, 08/03/09. ...............................      Aaa, AA+          1,465,000        1,464,556
    Morgan Stanley, 4.75%, 04/01/14 ..............................       A1, A+           1,750,000        1,639,495
    Salomon Smith Barney Holdings,
       6.50%, 02/15/08 ...........................................      Aa1, AA           1,840,000        1,843,516
    SLM Corp., 4.50%, 07/26/10 ...................................     Baa1, BBB+           900,000          825,478
    Swiss Bank Corp., 7.38%, 06/15/17 ............................      Aa1, AA-            700,000          780,867
    Wells Fargo Financial, Inc.,
       5.50%, 08/01/12 ...........................................      Aa1, AA+            615,000          632,218
                                                                                                        ------------
                                                                                                          17,201,970
                                                                                                        ------------

  INDUSTRIALS -- 13.4%
    Alcoa, Inc, 5.72%, 02/23/19 ..................................     Baa1, BBB+         1,100,000        1,081,275
    Cisco Systems, Inc., 5.50%, 02/22/16 .........................       A1, A+             800,000          813,576
    CSX Corp., 7.90%, 05/01/17 ...................................     Baa3, BBB-           685,000          767,475
    DaimlerChrysler NA Holding Corp.,
       4.05%, 06/04/08 ...........................................      A3, BBB+          1,050,000        1,045,958
    Donnelley (R.R.) & Sons,
       3.75%, 04/01/09 ...........................................     Baa2, BBB+         1,165,000        1,144,292
    Ford Motor Credit Co., 7.88%, 06/15/10 .......................       B1, B            1,350,000        1,245,600
    General Electric Co., 5.00%, 02/01/13 ........................      Aaa, AAA            875,000          886,133
    Ingersoll-Rand, 6.02%, 02/15/28 ..............................      A3, BBB+          2,015,000        2,141,201
    International Business Machines Corp.,
       4.75%, 11/29/12 ...........................................       A1, A+             875,000          881,430
    International Lease Finance Corp.,
       5.13%, 11/01/10 ...........................................      A1, AA-             660,000          662,104
    Johnson & Johnson, 3.80%, 05/15/13 ...........................      Aaa, AAA            660,000          644,711
    Kraft Foods, Inc., 4.13%, 11/12/09 ...........................      Baa2, A-          1,110,000        1,100,425
    Merck & Co., Inc., 4.38%, 02/15/13 ...........................      Aa3, AA-            700,000          690,423


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL          VALUE
                                                                         RATINGS+         AMOUNT           (NOTE 2)
                                                                       -----------     ------------     ------------
  INDUSTRIALS -- (CONTINUED)
    Royal Caribbean Cruises, 7.00%, 06/15/13 .....................     Ba1, BBB-       $  1,200,000     $  1,182,983
    Safeway, Inc., 6.50%, 11/15/08 ...............................     Baa2, BBB-           875,000          881,185
    Schering-Plough Corp., 5.55%, 12/01/13 .......................      Baa1, A-            875,000          885,307
    Schering-Plough Corp., 6.75%, 12/01/33 .......................      Baa1, A-            220,000          238,726
    Time Warner Entertainment,
       8.88%, 10/01/12 ...........................................     Baa2, BBB+         1,185,000        1,330,404
    Time Warner Entertainment,
       8.38%, 03/15/23 ...........................................     Baa2, BBB+           175,000          206,132
    Tyco Electronics Group SA,
       6.00%, 10/01/12 ...........................................     Baa2, BBB          1,150,000        1,178,461
    Verizon Communications, Inc.,
       6.70%, 09/01/09 ...........................................       A3, A              525,000          540,126
    Waste Management, Inc.,
       6.50%, 11/15/08 ...........................................     Baa3, BBB            401,000          406,165
                                                                                                        ------------
                                                                                                          19,954,092
                                                                                                        ------------

  TELECOMMUNICATION SERVICES -- 5.2%
    AT&T Broadband Corp.,
       8.38%, 03/15/13 ...........................................     Baa2, BBB+         1,765,000        1,980,124
    Embarq Corp., 6.74%, 06/01/13. ...............................     Baa3, BBB-         1,150,000        1,189,534
    Oracle Corp., 5.00%, 01/15/11. ...............................       A2, A              790,000          800,447
    SBC Communications, Inc.,
       5.10%, 09/15/14 ...........................................       A2, A              875,000          865,948
    Sprint Capital Corp., 6.13%, 11/15/08 ........................     Baa3, BBB          1,140,000        1,141,412
    Verizon Global Funding Corp.,
       7.25%, 12/01/10 ...........................................       A3, A            1,750,000        1,875,879
                                                                                                        ------------
                                                                                                           7,853,344
                                                                                                        ------------

  UTILITIES -- 4.5%
    Alabama Power Co., 5.20%, 01/15/16 ...........................       A2, A              850,000          842,622
    CMS Energy Corp., 6.55%, 07/17/17 ............................      Ba1, BB+            625,000          612,688
    Consumers Energy Co., 4.25%, 04/15/08 ........................     Baa1, BBB            265,000          264,110
    Devon Energy Corp., 6.88%, 09/30/11 ..........................     Baa1, BBB            965,000        1,033,410
    Duke Energy Corp., 4.20%, 10/01/08 ...........................      A3, BBB             960,000          953,966
    Oklahoma Gas & Electric,
       6.65%, 07/15/27 ...........................................      A2, BBB+            440,000          466,767
    Pacific Gas & Electric, 4.20%, 03/01/11 ......................     Baa1, BBB+           875,000          861,018
    Southern California Edison Corp.,
       5.00%, 01/15/16 ...........................................       A2, A              654,000          639,036
    Valero Energy Corp., 4.75%, 04/01/14 .........................     Baa3, BBB          1,095,000        1,055,088
                                                                                                        ------------
                                                                                                           6,728,705
                                                                                                        ------------
    TOTAL CORPORATE BONDS (COST $51,116,989) ......................................................       51,738,111
                                                                                                        ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL          VALUE
                                                                         RATINGS+         AMOUNT           (NOTE 2)
                                                                       -----------     ------------     ------------
ASSET-BACKED SECURITIES -- 0.2%
    Vanderbilt Mortgage Finance, Ser. 2002-B,
       4.70%, 10/07/18 ...........................................      Aaa,AAA        $    217,651     $    215,998
                                                                                                        ------------
    TOTAL ASSET-BACKED SECURITIES (COST $217,359) .................................................          215,998
                                                                                                        ------------

MORTGAGE-BACKED SECURITIES -- 6.9%
    Federal Home Loan Mortgage Corporation Notes,
       6.00%, 01/15/29 ............................................................       1,100,000        1,123,471
    Federal Home Loan Mortgage Corporation Notes,
       6.00%, 04/01/37 ............................................................         934,402          948,356
    Federal Home Loan Mortgage Corporation Notes
       PC Gold COMB 30, 6.00%, 09/01/36 ...........................................         580,851          589,584
    Federal Home Loan Mortgage Corporation Notes, 2751 VT,
       6.00%, 09/15/15 ............................................................           7,633            7,164
    Federal Home Loan Mortgage Corporation Notes, Gold,
       4.50%, 04/01/20 ............................................................         446,904          439,171
    Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr.,
       6.00%, 01/01/13 ............................................................          50,249           51,566
    Federal Home Loan Mortgage Corporation Notes, Pool G08097,
       6.50%, 11/01/35 ............................................................         281,842          290,065
    Federal Home Loan Mortgage Corporation Notes, Pool M80842,
       3.50%, 08/01/10 ............................................................       1,959,838        1,916,736
    Federal National Mortgage Association Notes, 5.00%, 02/23/16 ..................         500,000          500,024
    Federal National Mortgage Association Notes, 6.00%, 12/01/27 ..................         997,253        1,015,572
    Federal National Mortgage Association Notes, 5.00%, 11/25/35 ..................         999,669          928,912
    Federal National Mortgage Association Notes, 15 Yr. Pool 254833,
       4.50%, 08/01/18 ............................................................         203,369          200,099
    Federal National Mortgage Association Notes, 15 Yr. Pool 629603,
       5.50%, 02/01/17 ............................................................         225,375          228,856
    Federal National Mortgage Association Notes, 2005-29 WC,
       4.75%, 04/25/35 ............................................................         312,171          304,600
    Federal National Mortgage Association Notes, Pool, 5.00%, 02/01/27 ............         865,648          853,311
    Federal National Mortgage Association Notes, Pool, 6.00%, 06/01/27 ............         479,706          488,517
    Federal National Mortgage Association Notes, Pool, 3.97%, 05/01/33 ............         289,884          289,211
    Federal National Mortgage Association Notes, Pool 688996,
       8.00%, 11/01/24 ............................................................          71,163           76,094
                                                                                                        ------------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $10,232,882) ...........................................       10,251,309
                                                                                                        ------------

U.S. AGENCY OBLIGATIONS -- 39.1%
  FEDERAL HOME LOAN BANKS NOTES -- 14.8%
    Federal Home Loan Banks Notes, 2.44%, 03/09/09 ................................         328,750          325,581
    Federal Home Loan Banks Notes, 4.75%, 04/24/09 ................................       9,000,000        9,111,492
    Federal Home Loan Banks Notes, 4.38%, 03/17/10 ................................       1,225,000        1,246,202
    Federal Home Loan Banks Notes, 4.88%, 11/18/11 ................................       6,195,000        6,428,242
    Federal Home Loan Banks Notes, 4.50%, 09/16/13 ................................       1,200,000        1,226,694


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL          VALUE
                                                                                          AMOUNT           (NOTE 2)
                                                                                       ------------     ------------
  FEDERAL HOME LOAN BANKS NOTES -- (CONTINUED)
    Federal Home Loan Banks Notes, 5.50%, 08/13/14 ................................    $  2,000,000     $  2,155,664
    Federal Home Loan Banks Notes, 4.88%, 05/17/17 ................................       1,500,000        1,542,979
                                                                                                        ------------
                                                                                                          22,036,854
                                                                                                        ------------

  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 9.9%
    Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08 .................       1,625,000        1,637,963
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09 .................         875,000          883,215
    Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09 .................       1,400,000        1,469,363
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 .................       3,300,000        3,570,943
    Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11 .................         615,000          651,712
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 .................       1,315,000        1,325,900
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 .................       5,000,000        5,305,665
                                                                                                        ------------
                                                                                                          14,844,761
                                                                                                        ------------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 14.4%
    Federal National Mortgage Association Notes, 6.63%, 09/15/09 ..................       2,190,000        2,298,504
    Federal National Mortgage Association Notes, 4.75%, 03/12/10 ..................       2,795,000        2,862,720
    Federal National Mortgage Association Notes, 6.63%, 11/15/10 ..................       3,300,000        3,568,019
    Federal National Mortgage Association Notes, 5.50%, 03/15/11 ..................       2,405,000        2,535,334
    Federal National Mortgage Association Notes, 4.63%, 10/15/13 ..................       1,515,000        1,559,524
    Federal National Mortgage Association Notes, 4.13%, 04/15/14 ..................       4,985,000        4,989,521
    Federal National Mortgage Association Notes, 5.00%, 05/11/17 ..................       3,500,000        3,624,457
                                                                                                        ------------
                                                                                                          21,438,079
                                                                                                        ------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $56,190,108) ..............................................       58,319,694
                                                                                                        ------------

U.S. TREASURY NOTES -- 14.7%
    U.S. Treasury Notes, 4.88%, 08/15/09 ..........................................       3,700,000        3,802,327
    U.S. Treasury Notes, 4.25%, 10/15/10(1) .......................................         875,000          902,959
    U.S. Treasury Notes, 4.75%, 03/31/11 ..........................................       3,280,000        3,440,924
    U.S. Treasury Notes, 5.00%, 08/15/11 ..........................................       1,905,000        2,018,110
    U.S. Treasury Notes, 4.25%, 11/15/13(1) .......................................         985,000        1,021,245
    U.S. Treasury Notes, 4.25%, 11/15/14 ..........................................       1,300,000        1,341,133
    U.S. Treasury Notes, 4.13%, 05/15/15(1) .......................................       7,920,000        8,075,303
    U.S. Treasury Notes, 4.50%, 02/15/16 ..........................................         800,000          832,687
    U.S. Treasury Notes, 4.75%, 08/15/17 ..........................................         500,000          528,086
                                                                                                        ------------
    TOTAL U.S. TREASURY NOTES (COST $21,048,523) ..................................                       21,962,774
                                                                                                        ------------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL          VALUE
                                                                         RATINGS+         AMOUNT           (NOTE 2)
                                                                       -----------     ------------     ------------
COMMERCIAL PAPER -- 4.4%
    GE Capital Corp., 2.50%, 01/02/08 ............................     P-1, A-1+       $  6,631,159     $  6,631,159
                                                                                                        ------------
    TOTAL COMMERCIAL PAPER (COST $6,631,159) ......................................................        6,631,159
                                                                                                        ------------
    TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR
     LOANED SECURITIES - 99.9% (COST $145,437,020) ................................................      149,119,045
                                                                                                        ------------

                                                                                          SHARES
                                                                                       ------------

SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES -- 4.7%
    Institutional Money Market Trust ..............................................       7,066,138        7,066,138
                                                                                                        ------------
    TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
     LOANED SECURITIES (COST $7,066,138)(4) .......................................................        7,066,138
                                                                                                        ------------
  TOTAL INVESTMENTS -- 104.6% (COST $152,503,158)(3) ..............................................      156,185,183(2)
  LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.6)% .................................................       (6,799,668)
                                                                                                        ------------
  NET ASSETS -- 100.0% ............................................................................     $149,385,515
                                                                                                        ============


+   The ratings shown are unaudited.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.
(1) Security partially or fully on loan.
(2) At December 31, 2007, the market value of securities on loan was $6,955,166.
(3) The cost for Federal income tax purposes is $152,503,158. At December 31, 2007, net unrealized appreciation was $3,682,025. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,050,401, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $368,376.
(4) See Note 5 in Notes to Financial Statements.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL          VALUE
                                                                         RATINGS+         AMOUNT           (NOTE 2)
                                                                       -----------     ------------      -----------
CORPORATE BONDS -- 52.4%
  FINANCIALS -- 20.9%
    AIG Sunamerica Global Financing 144A,
       5.85%, 08/01/08@ ..........................................      Aa2, AA+       $    900,000      $   902,428
    Bank of America Corp., 7.80%, 02/15/10 .......................      Aa2, AA-            350,000          370,931
    Bank One Corp., 8.00%, 04/29/27 ..............................      Aa3, A+             425,000          496,590
    Capital One Corp., 6.70%, 05/15/08 ...........................       A2, A-             750,000          750,510
    CIT Group, Inc., 7.63%, 11/30/12 .............................       A2, A              900,000          912,245
    Citigroup, Inc., 5.63%, 08/27/12 .............................      Aa2, AA-            800,000          810,385
    First Union Corp., 7.57%, 08/01/26 ...........................       A1, A+             591,000          668,367
    General Electric Capital Corp.,
       4.88%, 10/21/10 ...........................................      Aaa, AAA            900,000          913,378
    Goldman Sachs Group, Inc.,
       6.65%, 05/15/09 ...........................................      Aa3, AA-          2,125,000        2,182,673
    Lehman Brothers Holdings, Inc.,
       4.25%, 01/27/10 ...........................................       A1, A+             595,000          584,651
    Lehman Brothers Holdings, Inc.,
       4.50%, 07/26/10 ...........................................       A1, A+             500,000          494,399
    MBNA America, 4.63%, 08/03/09. ...............................      Aaa, AA+            900,000          899,727
    Morgan Stanley, 4.75%, 04/01/14 ..............................       A1, A+           1,000,000          936,854
    Salomon Smith Barney Holdings,
       6.50%, 02/15/08 ...........................................      Aa1, AA             900,000          901,720
    SLM Corp., 4.50%, 07/26/10 ...................................     Baa1, BBB+           300,000          275,159
    Swiss Bank Corp., 7.38%, 06/15/17 ............................      Aa1, AA-          1,400,000        1,561,734
                                                                                                         -----------
                                                                                                          13,661,751
                                                                                                         -----------
  INDUSTRIALS -- 16.8%
    Alcoa, Inc, 5.72%, 02/23/19 ..................................      A2, BBB+            550,000          540,637
    CSX Corp., 7.90%, 05/01/17 ...................................     Baa3, BBB-         1,414,000        1,584,247
    DaimlerChrysler NA Holding Corp.,
       4.05%, 06/04/08 ...........................................      A3, BBB+            600,000          597,690
    Donnelley (R.R.) & Sons,
       3.75%, 04/01/09 ...........................................     Baa2, BBB+           800,000          785,780
    Ford Motor Credit Co., 7.88%, 06/15/10 .......................       B1, B              400,000          369,067
    General Electric Co., 5.00%, 02/01/13 ........................      Aaa, AAA            700,000          708,906
    Ingersoll-Rand, 6.02%, 02/15/28 ..............................      A3, BBB+            900,000          956,368
    Kraft Foods, Inc., 4.13%, 11/12/09 ...........................      Baa2, A-            650,000          644,393
    Kraft Foods, Inc., 5.25%, 10/01/13 ...........................      Baa2, A-            400,000          393,262
    Merck & Co., Inc., 4.38%, 02/15/13 ...........................      Aa3, AA-            325,000          320,554
    Royal Caribbean Cruises,
       7.00%, 06/15/13 ...........................................     Ba1, BBB-            300,000          295,746
    Schering-Plough Corp., 6.75%, 12/01/33 .......................      Baa1, A-          1,100,000        1,193,631
    The Kroger Co., 7.45%, 03/01/08 ..............................     Baa2, BBB-           800,000          802,802
    Time Warner Entertainment,
       8.88%, 10/01/12 ...........................................     Baa2, BBB+           300,000          336,811



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL          VALUE
                                                                         RATINGS+         AMOUNT           (NOTE 2)
                                                                       -----------     ------------      -----------
  INDUSTRIALS -- (CONTINUED)
    Time Warner Entertainment,
       8.38%, 03/15/23 ...........................................     Baa2, BBB+      $    900,000      $ 1,060,105
    Tyco Electronics Group SA,
       6.00%, 10/01/12 ...........................................     Baa2, BBB            400,000          409,900

                                                                                                          10,999,899

  TELECOMMUNICATION SERVICES -- 6.0%
    AT&T Broadband Corp., 8.38%, 03/15/13 ........................     Baa2, BBB+           896,000        1,005,207
    Embarq Corp., 6.74%, 06/01/13. ...............................     Baa3, BBB-           450,000          465,470
    Sprint Capital Corp., 6.13%, 11/15/08 ........................     Baa3, BBB          1,000,000        1,001,239
    Verizon Global Funding Corp.,
       7.25%, 12/01/10 ...........................................       A3, A            1,400,000        1,500,703

                                                                                                           3,972,619

  UTILITIES -- 8.7%
    CMS Energy Corp., 6.55%, 07/17/17 ............................      Ba1, BB+            300,000          294,091
    Devon Energy Corp., 6.88%, 09/30/11 ..........................     Baa1, BBB            200,000          214,178
    Duke Energy Corp., 4.20%, 10/01/08 ...........................      A3, BBB             610,000          606,166
    Marathon Oil Corp., 6.80%, 03/15/32 ..........................     Baa1, BBB+         1,700,000        1,847,021
    Nevada Power Co., 8.25%, 06/01/11 ............................     Baa3, BB+          1,000,000        1,086,176
    Oklahoma Gas & Electric,
       6.65%, 07/15/27 ...........................................      A2, BBB+            565,000          599,371
    Pacific Gas & Electric, 4.20%, 03/01/11 ......................     Baa1, BBB+           450,000          442,809
    Valero Energy Corp., 4.75%, 04/01/14 .........................     Baa3, BBB            635,000          611,855
                                                                                                         -----------
                                                                                                           5,701,667
                                                                                                         -----------
    TOTAL CORPORATE BONDS (COST $33,487,376) ......................................................       34,335,936
                                                                                                         -----------

ASSET-BACKED SECURITIES -- 0.1%
    Vanderbilt Mortgage Finance,
       Ser. 2002-B, 4.70%, 10/07/18 ..............................      Aaa, AAA            108,826          107,999
                                                                                                         -----------
    TOTAL ASSET-BACKED SECURITIES (COST $108,679) .................................................          107,999
                                                                                                         -----------

MORTGAGE-BACKED SECURITIES -- 6.1%
    Federal Home Loan Mortgage Corporation
       Notes, 6.00%, 01/15/29 .....................................................         700,000          714,936
    Federal Home Loan Mortgage Corporation
       Notes, PC Gold COMB 30,
       6.00%, 09/01/36 ............................................................         331,915          336,905
    Federal Home Loan Mortgage Corporation
       Notes, 7 Yr. Balloon,
       4.50%, 11/01/10 ............................................................         411,792          411,849



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL          VALUE
                                                                                          AMOUNT           (NOTE 2)
                                                                                       ------------      -----------
    Federal Home Loan Mortgage Corporation Notes, Gold 15 Yr.,
       6.00%, 01/01/13 ............................................................    $     30,359      $    31,155
    Federal Home Loan Mortgage Corporation Notes, Pool G08097,
       6.50%, 11/01/35 ............................................................         174,165          179,246
    Federal Home Loan Mortgage Corporation Notes, Pool M80842,
       3.50%, 08/01/10 ............................................................         171,248          167,482
    Federal National Mortgage Association Notes, 6.50%, 11/01/36 ..................         404,197          415,532
    Federal National Mortgage Association Notes, 15 Yr. Pool 254833,
       4.50%, 08/01/18 ............................................................         152,526          150,074
    Federal National Mortgage Association Notes, 15 Yr. Pool 629603,
       5.50%, 02/01/17 ............................................................         135,225          137,314
    Federal National Mortgage Association Notes, 2005-29 WC,
       4.75%, 04/25/35 ............................................................         144,079          140,584
    Federal National Mortgage Association Notes, Pool, 5.00%, 02/01/27 ............         432,824          426,655
    Federal National Mortgage Association Notes, Pool, 6.00%, 06/01/27 ............         383,764          390,814
    Federal National Mortgage Association Notes, Pool 838891,
       6.00%, 07/01/35 ............................................................         466,019          473,502
                                                                                                         -----------
    TOTAL MORTGAGE-BACKED SECURITIES (COST $3,947,930) ............................................        3,976,048
                                                                                                         -----------

U.S. TREASURY OBLIGATIONS -- 18.8%
  U.S. TREASURY BONDS -- 9.6%
    U.S. Treasury Bonds, 7.50%, 11/15/16 ..........................................         300,000          376,570
    U.S. Treasury Bonds, 8.88%, 02/15/19 ..........................................       1,130,000        1,589,151
    U.S. Treasury Bonds, 7.13%, 02/15/23 ..........................................         525,000          677,496
    U.S. Treasury Bonds, 6.00%, 02/15/26 ..........................................         600,000          710,063
    U.S. Treasury Bonds, 6.38%, 08/15/27 ..........................................         450,000          558,527
    U.S. Treasury Bonds, 5.25%, 02/15/29 ..........................................         925,000        1,017,572
    U.S. Treasury Bonds, 6.25%, 05/15/30 ..........................................         500,000          623,985
    U.S. Treasury Bonds, 5.38%, 02/15/31 ..........................................         630,000          709,784
                                                                                                         -----------
                                                                                                           6,263,148
                                                                                                         -----------
  U.S. TREASURY NOTES -- 9.2%
    U.S. Treasury Notes, 4.75%, 03/31/11 ..........................................         750,000          786,796
    U.S. Treasury Notes, 5.00%, 08/15/11 ..........................................         175,000          185,391
    U.S. Treasury Notes, 4.88%, 02/15/12 ..........................................       1,500,000        1,591,171
    U.S. Treasury Notes, 4.25%, 11/15/13(1) .......................................         300,000          311,039
    U.S. Treasury Notes, 4.25%, 11/15/14 ..........................................         800,000          825,313
    U.S. Treasury Notes, 4.13%, 05/15/15(1) .......................................       1,450,000        1,478,433
    U.S. Treasury Notes, 4.75%, 08/15/17(1) .......................................         800,000          844,938
                                                                                                         -----------
                                                                                                           6,023,081
                                                                                                         -----------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $11,162,282) ............................................       12,286,229
                                                                                                         -----------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                         PRINCIPAL          VALUE
                                                                                          AMOUNT           (NOTE 2)
                                                                                       ------------      -----------
U.S. AGENCY OBLIGATIONS -- 20.4%
  FEDERAL HOME LOAN BANKS NOTES -- 7.8%
    Federal Home Loan Banks Notes, 4.75%, 04/24/09 ................................    $  1,100,000     $  1,113,627
    Federal Home Loan Banks Notes, 4.88%, 11/18/11 ................................         600,000          622,590
    Federal Home Loan Banks Notes, 5.75%, 05/15/12 ................................       1,185,000        1,272,183
    Federal Home Loan Banks Notes, 4.50%, 11/15/12 ................................         400,000          409,529
    Federal Home Loan Banks Notes, 4.50%, 09/16/13 ................................         300,000          306,673
    Federal Home Loan Banks Notes, 5.25%, 06/18/14 ................................         800,000          850,511
    Federal Home Loan Banks Notes, 5.50%, 08/13/14 ................................         500,000          538,916
                                                                                                         -----------
                                                                                                           5,114,029
                                                                                                         -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.4%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08 .................         500,000          504,145
    Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09 .................         500,000          504,694
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 .................       1,000,000        1,082,104
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 .................         700,000          742,793
                                                                                                         -----------
                                                                                                           2,833,736
                                                                                                         -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 8.2%
    Federal National Mortgage Association Notes, 6.63%, 09/15/09 ..................       1,000,000        1,049,545
    Federal National Mortgage Association Notes, 4.75%, 03/12/10 ..................       1,495,000        1,531,222
    Federal National Mortgage Association Notes, 6.63%, 11/15/10 ..................       1,000,000        1,081,218
    Federal National Mortgage Association Notes, 5.00%, 05/11/17 ..................       1,000,000        1,035,559
    Federal National Mortgage Association Notes, 6.25%, 05/15/29 ..................         585,000          686,587
                                                                                                         -----------
                                                                                                           5,384,131
                                                                                                         -----------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $12,833,674) ..............................................       13,331,896
                                                                                                         -----------

                                                                       MOODY'S/S&P
                                                                         RATINGS+
                                                                       -----------
COMMERCIAL PAPER -- 1.0%
    GE Capital Corp., 2.50%, 01/02/08 ............................     P-1, A-1+            648,481          648,481
                                                                                                         -----------
    TOTAL COMMERCIAL PAPER (COST $648,481) ........................................................          648,481
                                                                                                         -----------

                                                                                          SHARES
                                                                                       ------------
PREFERRED STOCK -- 0.4%
  FINANCIALS -- 0.4%
    Wachovia Capital Trust IX, 6.375%(1) ..........................................          12,000          239,400
                                                                                                         -----------
    TOTAL PREFERRED STOCK (COST $300,000) .........................................................          239,400
                                                                                                         -----------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                          SHARES           (NOTE 2)
                                                                                       ------------      -----------
    TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS
     COLLATERAL FOR LOANED SECURITIES - 99.2% (COST $62,488,422) ..................................      $64,925,989
                                                                                                         -----------

SHORT-TERM INVESTMENT HELD AS
    COLLATERAL FOR LOANED SECURITIES -- 4.1%
    Institutional Money Market Trust ..............................................       2,674,791        2,674,791
                                                                                                         -----------
    TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR
     LOANED SECURITIES (COST $2,674,791)(4) .......................................................        2,674,791
                                                                                                         -----------
  TOTAL INVESTMENTS -- 103.3% (COST $65,163,213)(2) ...............................................       67,600,780(3)
  LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.3)% .................................................       (2,137,882)
                                                                                                         -----------
  NET ASSETS -- 100.0% ............................................................................      $65,462,898
                                                                                                         ===========


+   The ratings shown are unaudited.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.
(1) Security partially or fully on loan.
(2) The cost for Federal income tax purposes is $65,167,252. At December 31, 2007, net unrealized appreciation was $2,433,528. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,679,248, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $245,720.
(3) At December 31, 2007, the market value of securities on loan was $2,623,937.
(4) See Note 5 in Notes to Financial Statements.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
MUNICIPAL BONDS -- 99.0%
  ALABAMA -- 4.4%
    Alabama 21st Century Auth. Tobacco
       Settlement Rev. Bonds,
       5.10%, 12/01/09 ...........................................      Baa1, A-       $    500,000     $    508,520
    Alabama 21St Century Auth. Tobacco
       Settlement Rev. Bonds,
       5.75%, 12/01/17 ...........................................      Baa1, A-            465,000          482,898
    Alabama Housing Fin. Auth. Single
       Family Mtge. Rev. Bonds,
       Ser. A-1, 5.00%, 10/01/14 .................................      Aaa, NR             125,000          125,636
    Alabama State Brd. of Edu. Calhoun
       Community College Rev. Bonds,
       5.00%, 05/01/15 ...........................................      Aaa, NR             500,000          542,950
    Alabama Water Poll. Cntrl. Auth. Rev.
       Bonds, Ser. B, (AMBAC),
       4.50%, 08/15/10 ...........................................      Aaa, AAA            250,000          252,903
    Birmingham, AL Apartment Auth. Rev.
       Bond Ref.-Amt, 5.00%, 07/01/12 ............................      Aaa, AAA          2,370,000        2,479,447
    Jefferson County, AL Sewer Rev. Bonds,
       (FSA), 5.25%, 02/01/11 ....................................      Aaa, AAA            250,000          260,357
    Trussville, AL Gen. Oblig. Ltd. Bonds,
       (MBIA), 4.60%, 10/01/13 ...................................      Aaa, NR             165,000          171,065
    Univ. of Alabama at Birmingham Hospital
       Rev. Bonds, Ser. A, 5.00%, 09/01/15 .......................       A1, A+             500,000          527,610
                                                                                                        ------------
                                                                                                           5,351,386
                                                                                                        ------------
  ARIZONA -- 2.2%
    Greenlee County, AZ School Dist. Gen.
       Oblig. Unltd. Bonds,
       5.00%, 07/01/09 ...........................................      Baa3, NR            175,000          177,331
    Greenlee County, AZ School Dist. Gen.
       Oblig. Unltd. Bonds,
       5.00%, 07/01/10 ...........................................      Baa3, NR            150,000          153,202
    Greenlee County, AZ School Dist. Gen.
       Oblig. Unltd. Bonds,
       5.00%, 07/01/13 ...........................................      Baa3, NR            200,000          206,290
    Salt River Proj., AZ Agric. Imp. &
       Power Dist. Rev. Bonds,
       Ser. A, 5.25%, 01/01/20 ...................................      Aa1, AA           1,000,000        1,064,900
    Tucson, AZ Certificate Participation
       Bonds, Public Improvements,
       Ser. A, (MBIA), 5.00%, 07/01/21 ...........................      Aaa, AAA          1,000,000        1,056,640
                                                                                                        ------------
                                                                                                           2,658,363
                                                                                                        ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  CALIFORNIA -- 11.2%
    ABAG Fin. Auth. for Nonprofit Coros,
       California Rev. Bonds (Windemere
       Ranch Financing Prog.),
       Ser. A, 5.00%, 09/02/20 ...................................      Aaa, AAA       $  1,340,000     $  1,408,032
    ABAG Fin. Auth. for Nonprofit Coros,
       California Rev. Bonds (Windemere
       Ranch Financing Prog.),
       Ser. A, 5.00%, 09/02/21 ...................................      Aaa, AAA          3,660,000        3,825,249
    California Infrastructure & Economic
       Dev. Rev. Bonds, 5.00%, 10/01/18.. ........................      Aa2, AA             365,000          392,839
    California  State Public Works Brd.
       Lease Rev. Bonds (Dept. Mental
       Health Hospital), (AMBAC),
       5.00%, 12/01/13 ...........................................      Aaa, AAA            575,000          616,492
    California State Public Works Brd.
       Ref. Rev. Bonds, Ser. D, (MBIA),
       5.25%, 10/01/11 ...........................................      Aaa, AAA            150,000          160,099
    California State School Imps. Ref.
       Gen. Oblig. Bonds, 5.25%, 02/01/14 ........................       A1, A+             585,000          634,579
    Compton, CA Certificate Participation
       Ref. Bonds, Ser. A, (Civic Center &
       Cap. Imp.), 5.50%, 09/01/15 ...............................      NR, BBB+            535,000          547,198
    Glendale, CA Univ. School Dist. Gen.
       Oblig. Bonds, Ser. C, (FSA),
       5.50%, 09/01/15 ...........................................      Aaa, AAA            125,000          131,182
    Lancaster, CA Redev. Agency Tax
       Allocation Ref. Bonds,
       5.25%, 12/01/20 ...........................................      Aaa, AAA            400,000          424,944
    Los Angeles, CA Community Schools
       Dist. Ref. Ser. A, 5.00%, 07/01/19 ........................      Aaa, AAA          2,000,000        2,137,700
    Palm Desert, CA Fin. Auth.,
       5.00%, 04/01/25 ...........................................      Aaa, AAA            500,000          518,415
    Redwood City, CA Elementary School
       Dist. Gen. Oblig. Bonds, (FGIC),
       5.50%, 08/01/14 ...........................................      Aaa, AAA            125,000          139,877
    San Francisco, CA City & County
       International Airport Rev. Bonds,
       5.25%, 01/01/19(2) ........................................      Aaa, AAA          1,540,000        1,556,632
    Tulare County, CA Ctfs. Participation
       Ref. Bonds, (MBIA),
       5.00%, 08/15/10 ...........................................      Aaa, NR              50,000           52,264
    Univ. of CA Rev. Bonds, Ser. H,
       5.00%, 05/15/18 ...........................................      Aaa, AAA            490,000          523,256
    Visalia, CA Cert. Participation Ref.
       Bonds, 5.00%, 12/01/18 ....................................      Aaa, AAA            500,000          529,840
                                                                                                        ------------
                                                                                                          13,598,598
                                                                                                        ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  COLORADO -- 3.9%
    Colorado Educ. & Cultural Fac. Auth.
       Rev. VRDB, LOC Bank of America,
       3.75%, 01/02/08* ..........................................      Aaa, NR        $    400,000     $    400,000
    Colorado Educ. & Cultural Fac. Auth.
       Rev. VRDB, (National Jewish
       Federal Building), Rev. LOC Bank of
       America, Ser. A-7, 3.75%, 01/02/08* .......................      Aaa, NR             200,000          200,000
    Colorado Health Fac. Auth. Rev. Bonds
       (Catholic Health Initiatives),
       5.38%, 09/01/10 ...........................................      Aa2, AA             500,000          528,135
    Colorado Springs, CO Utilities Rev.
       Ref. Bond, Sys. Sub Lien, Ser. A,
       5.25%, 11/15/09 ...........................................      Aa2, AA             270,000          280,722
    Colorado Springs, CO Utilities Rev.
       Ref. Bond, Sys. Sub Lien, Ser. A
       (AMBAC), 5.38%, 11/15/19 ..................................      Aaa, AAA          2,000,000        2,167,220
    Grand Junction, CO Pub. Imps. Rev.
       Bonds, 5.00%, 03/01/10 ....................................      NR, AAA           1,075,000        1,117,054
                                                                                                        ------------
                                                                                                           4,693,131
                                                                                                        ------------
  CONNECTICUT -- 3.6%
    Bristol, CT Resource Recovery Rev.
       Bonds (Solid Waste Oper. Committee),
       5.00%, 07/01/14 ...........................................      Aaa, AAA          1,000,000        1,075,900
    Univ. of Connecticut, Rev. Ref. Bonds,
       Ser. A, 5.00%, 04/01/20 ...................................      Aa3, AA           3,000,000        3,253,830
                                                                                                        ------------
                                                                                                           4,329,730
                                                                                                        ------------
  DELAWARE -- 0.6%
    Delaware River & Bay Auth. Rev. Bonds,
       (AMBAC), 5.40%, 01/01/14 ..................................      Aaa, AAA            250,000          263,472
    Delaware State Economic Dev. Auth.
       Ref. Rev. Bonds, (Delmarva Power
       Poll. Cntrl. Proj.), Ser. 2001C,
       (AMBAC), 4.90%, 05/01/26 ..................................      Aaa, AAA            250,000          260,965
    Delaware State Economic Dev. Auth.
       Rev. Bonds, (Student Housing Univ.
       Courtyard), (RADIAN),
       5.38%, 08/01/11 ...........................................       NR, AA             250,000          259,400
                                                                                                        ------------
                                                                                                             783,837
                                                                                                        ------------
  FLORIDA -- 2.0%
    Broward County, FL Resource
       Recovery Ref. Bonds, Wheelabrator
       South A, 5.38%, 12/01/09 ..................................       A3, AA             250,000          256,705



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  FLORIDA -- (CONTINUED)
    Florida State Board of Educ. Pub.
       Educ. Gen. Oblig. Bond,
       Ser. 2002A, 5.00%, 06/01/13 ...............................      Aa1, AAA       $    575,000     $    616,573
    Lakeland, FL Energy Sys. Rev. Bonds,
       (MBIA), 5.50%, 10/01/14 ...................................      Aaa, AAA            455,000          486,795
    Osceola County, FL School Brd.
       Cert. Participation Four Corcers
       Charter School Bonds, Ser. A,
       (MBIA), 5.80%, 08/01/15 ...................................      Aaa, NR             100,000          107,528
    Reedy Creek, FL Impt. Dist. Utilities
       Rev. Bonds, (MBIA), 5.25%, 10/01/14 .......................      Aaa, AAA            900,000          973,449
                                                                                                        ------------
                                                                                                           2,441,050
                                                                                                        ------------
  GEORGIA -- 1.1%
    Clayton County, GA Dev. Auth. Rev.
       Bonds, Ser. A, 5.00%, 08/01/18 ............................      Aaa, AAA            465,000          497,941
    Gwinnett County, GA Dev. Auth. COP's,
       (Gwinnett County Public School Proj.),
       (MBIA), 5.25%, 01/01/14 ...................................      Aaa, AAA            500,000          546,360
    Private Colleges & Univ. Auth. Rev.
       Bonds, (Emory Univ. Proj.),
       Ser. 2000A, 5.75%, 11/01/15 ...............................      Aa2, AA             250,000          270,067
                                                                                                        ------------
                                                                                                           1,314,368
                                                                                                        ------------
  ILLINOIS -- 1.6%
    Chicago IL, Board Of Education Ref. -
       Dedicated Revs - Ser B,
       5.00%, 12/01/21 ...........................................      Aaa, AAA          1,000,000        1,060,230
    Chicago, IL Water Rev. Sr. Lien Bonds,
       (AMBAC), 5.75%, 11/01/11 ..................................      Aaa, AAA            200,000          215,152
    Illinois Educ. Fac. Auth. Rev. Bonds,
       (Northwestern Univ. Proj.),
       5.10%, 11/01/32 ...........................................      Aaa, AA+            400,000          427,736
    Illinois Educ. Fac. Auth. Rev. Bonds,
       (Northwestern Univ. Proj.),
       5.15%, 11/01/32 ...........................................      Aaa, AA+            250,000          271,160
                                                                                                        ------------
                                                                                                           1,974,278
                                                                                                        ------------
  INDIANA -- 1.5%
    Blackford County Industrial Sch. Bldg.
       Corp. Rev. Ref. Bond, First Mortgage,
       Ser. 2005A, 5.00%, 07/15/17 ...............................      Aaa, AAA          1,755,000        1,882,273
                                                                                                        ------------
                                                                                                           1,882,273
                                                                                                        ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  KANSAS -- 0.7%
    Butler & Sedgwick County, KS Univ.
       School Dist. Gen. Oblig. Unltd. Bonds,
       (FSA), 6.00%, 09/01/14 ....................................      Aaa, AAA       $    500,000     $    575,565
    Topeka, KS Gen. Oblig. Bonds
       (College Hill Pub. Improvement)
       (MBIA), 5.50%, 08/15/14 ...................................      Aaa, NR             275,000          293,604
                                                                                                        ------------
                                                                                                             869,169
                                                                                                        ------------
  LOUISIANA -- 0.4%
    Louisiana State Citizens Prop. Ins. Corp.
       Rev. Bonds, Pub. Imps., Ser. B,
       (AMBAC), 5.00%, 06/01/15 ..................................      Aaa, AAA            435,000          461,779
                                                                                                        ------------
                                                                                                             461,779
                                                                                                        ------------
  MASSACHUSETTS -- 4.6%
    City of Lawrence, MA School Imps.
       Gen. Oblig. Bonds, 5.00%, 04/01/27 ........................      Aaa, AAA          2,000,000        2,099,640
    Commonwealth of MA Gen. Oblig.
       VRDB (Central Artery/Ted Williams
       Tunnel Infra. Loan), Ser. B,
       3.75%, 01/02/08* ..........................................      Aa2, AA             350,000          350,000
    Massachusetts State Dev. Fin. Agency
       Rev. Bond (Univ. of MA, Visual &
       Performing Arts Proj.),
       6.00%, 08/01/16 ...........................................       A2, NR             310,000          359,501
    Massachusetts State Gen. Oblig. Bond
       Pub. Imps. Ref. Notes Construction
       Loan, Ser. B, 5.00%, 05/01/12 .............................      Aa2, AAA          2,340,000        2,438,888
    Massachusetts State Housing Fin. Agency
       Rev. Bonds, 4.00%, 12/01/10(2) ............................      Aa2, AA              85,000           84,534
    Massachusetts State Special Oblig. Rev.
       Bonds (Federal Highway Grant Ant.),
       Ser. A, (FSA), 5.00%, 12/15/12 ............................      Aaa, NR             275,000          295,265
                                                                                                        ------------
                                                                                                           5,627,828
                                                                                                        ------------
  MICHIGAN -- 1.9%
    Detroit, MI Water Utility Imps. Rev.
       Bonds, Ser. A, 5.00%, 07/01/23 ............................       NR, NR             550,000          579,546
    Fowlerville, MI Community Schools
       Dist. Gen. Oblig. Bonds, (FGIC),
       5.00%, 05/01/15 ...........................................      Aaa, AAA            650,000          698,373
    Michigan State Hosp. Fin. Auth.,
       5.00%, 07/15/21 ...........................................       A2, A            1,000,000        1,003,750
                                                                                                        ------------
                                                                                                           2,281,669
                                                                                                        ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  MINNESOTA -- 0.7%
    St. Paul, MN Housing & Redev. Auth.
       Health Care Fac. Rev. Bonds,
       5.00%, 05/15/13 ...........................................     Baa1, BBB       $    225,000     $    229,545
    St. Paul, MN Housing & Redev. Auth.
       Health Care Fac. Rev. Bonds,
       5.00%, 05/15/15 ...........................................     Baa1, BBB            270,000          274,641
    St. Paul, MN Housing & Redev. Auth.
       Health Care Fac. Rev. Bonds,
       5.00%, 05/15/16 ...........................................     Baa1, BBB            300,000          303,663
                                                                                                        ------------
                                                                                                             807,849
                                                                                                        ------------
  MISSOURI -- 2.7%
    Kansas City, MO Special Fac. Rev.
       Bonds Overhaul Base Project,
       Ser. G, 4.00%, 09/01/10 ...................................      A2, AA-             540,000          539,843
    Kansas City, MO Special Fac. Rev.
       Bonds, MCI Overhaul Base Proj.
       Ser. G, 4.00%, 09/01/11 ...................................      A2, AA-             465,000          463,573
    Missouri State Health & Educ. Fac.
       Auth. VRDB, 3.75%, 01/02/08* ..............................      Aaa, AAA            200,000          200,000
    Truman State Univ., MO Housing Sys.
       Rev. Bonds, 5.00%, 06/01/15 ...............................      Aaa, NR             615,000          657,890
    Univ. of Missouri Univ. & College Imps.
       Rev. VRDB, Ser. A, 3.75%, 01/02/08* .......................      Aa2, AA           1,400,000        1,400,000
                                                                                                        ------------
                                                                                                           3,261,306
                                                                                                        ------------
  NEVADA -- 1.9%
    Nevada State Gen. Oblig. Unref. Bal.
       Bonds, 5.13%, 09/01/10 ....................................      Aa1, AA              20,000           20,065
    Nevada State Highway Imp. Rev.
       (Bond Motor Vehicle Fuel Tax),
       5.00%, 12/01/12 ...........................................      Aaa, AAA            750,000          804,157
    Nevada State Highway Imp. Rev. Bonds
       (Motor Vehicle Fuel Tax), (FGIC),
       5.50%, 12/01/11 ...........................................      Aaa, AAA            250,000          270,005
    North Las Vegas, NV Ref. Bonds,
       5.00%, 12/01/16 ...........................................      Aaa, AAA            805,000          771,440
    Washoe County, NV Gen. Oblig. Bonds,
       (Park, Open Space & Library),
       (FGIC), 5.75%, 05/01/14 ...................................       NR, NR             380,000          407,710
                                                                                                        ------------
                                                                                                           2,273,377
                                                                                                        ------------
  NEW JERSEY -- 4.2%
    Camden County, NJ Impt. Auth. Cooper
       Health Sys. Oblig. Group A,
       5.00%, 02/15/15 ...........................................     Baa3, BBB          1,090,000        1,083,504


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  NEW JERSEY -- (CONTINUED)
    Camden County, NJ Impt. Auth.
       Cooper Health Sys. Oblig.
       Group B, 5.00%, 02/15/15 ..................................     Baa3, BBB       $  2,435,000     $  2,420,487
    Cherry Hill Township, NJ School
       Dist. Gen. Oblig. Bonds,
       5.00%, 02/15/17 ...........................................      Aaa, NR             725,000          784,863
    New Jersey State Educ. Fac. Auth.,
       5.00%, 07/01/19 ...........................................     Baa2, BBB+           775,000          785,525
                                                                                                        ------------
                                                                                                           5,074,379
                                                                                                        ------------
  NEW YORK -- 3.1%
    New York City, NY Transitional Fin.
       Auth. Rev. Bonds, 5.00%, 11/01/11. ........................      Aa2, AAA            500,000          531,765
    New York City, NY Transitional Fin.
       Auth. Rev. Bonds, 5.75%, 11/01/11. ........................      Aa1, AAA            215,000          230,029
    New York State Dorm. Auth. Personal
       Income Rev. Bonds, Ser. A,
       5.00%, 03/15/13 ...........................................      NR, AAA             500,000          539,770
    New York State Environ. Fac. Corp.
       Rev. Bonds, Ser. A, 5.00%, 03/15/13 .......................      NR, AA-             515,000          554,691
    New York Tobacco Sett. Fund. Corp.
       Rev. Bonds, Ser. A-1,
       5.50%, 06/01/14 ...........................................      A1, AA-             450,000          461,686
    New York, NY Gen. Oblig. Bonds,
       Ser. E, 5.25%, 08/01/12 ...................................      Aa3, AA             250,000          268,122
    New York, NY Gen. Oblig. Ref.
       Bonds, Ser. B, 5.25%, 08/01/17 ............................      Aa3, AA             140,000          141,641
    New York, NY Pub. Imps. Gen. Oblig.
       Bonds, Ser. D1, 5.00%, 12/01/21 ...........................      Aa3, AA           1,000,000        1,058,440
                                                                                                        ------------
                                                                                                           3,786,144
                                                                                                        ------------
  NORTH CAROLINA -- 3.4%
    Charlotte, NC Airport Rev. Bonds,
       Ser. B, 5.25%, 07/01/11(2) ................................      Aaa, AAA          1,000,000        1,032,640
    Charlotte, NC Storm Water Fee Rev.
       Bonds, 5.60%, 06/01/13 ....................................      Aa2, AAA            250,000          266,830
    University, NC Sys. Pool Rev.,
       Ser. A, 5.00%, 10/01/23 ...................................      Aaa, AAA          2,725,000        2,885,012
                                                                                                        ------------
                                                                                                           4,184,482
                                                                                                        ------------





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  OHIO -- 3.0%
    Dayton-Montgomery County Port.
       Auth. Dev. Rev. Dayton Regl.
       Bond, 5.13%, 05/15/22 .....................................       NR, NR        $  2,500,000     $  2,471,075
    Lorain County, OH Hosp. Rev. Bonds,
       (Catholic Healthcare Partners),
       Ser. A, 5.63%, 10/01/16 ...................................      A1, AA-             500,000          529,035
    Ohio State Infrastructure Imp. Gen.
       Oblig. Bonds, 5.75%, 02/01/14 .............................      Aa1, AA+            350,000          368,490
    Pickerington, OH Local School Dist.
       Construction & Imp. Gen. Oblig.
       Bonds, 5.80%, 12/01/09 ....................................      Aaa, AAA            215,000          221,904
                                                                                                        ------------
                                                                                                           3,590,504
                                                                                                        ------------
  OKLAHOMA -- 0.1%
    Oklahoma City, OK Gen. Oblig.
       Bonds, 5.40%, 07/01/10 ....................................      Aa1, AA+            100,000          105,523
                                                                                                        ------------
                                                                                                             105,523
                                                                                                        ------------
  OREGON -- 0.3%
    Portland, OR Urban Renewal & Redev.
       Ref. Bonds, Ser. A, 5.00%, 06/15/17 .......................      Aaa, NR             320,000          344,269
                                                                                                        ------------
                                                                                                             344,269
                                                                                                        ------------
  PENNSYLVANIA -- 6.8%
    Adams County, PA Public Imp. Misc.
       Rev. Bonds, (FGIC), 5.20%, 05/15/11 .......................      Aaa, AAA            250,000          266,145
    Lancaster Cnty, PA Solid Waste
       Management Auth. (Resource Recovery
       System), Ser. A, 5.00%, 12/15/14.. ........................      Aaa, AAA            500,000          511,945
    Pennsylvania State Higher Educ. Fac.
       Auth. Rev. Bonds (Philadelphia
       College of Osteopathic Medicine),
       5.00%, 12/01/16 ...........................................       NR, A            1,560,000        1,654,598
    Pennsylvania State Higher Educ. Fac.
       Auth. Rev. Bonds, (Philadelphia
       College of Osteopathic Medicine),
       5.00%, 12/01/17 ...........................................       NR, A              500,000          528,000
    Pennsylvania State Pub. School Bldg.
       Auth. Rev. Bonds, (FGIC),
       5.25%, 11/01/15 ...........................................      Aaa, AAA            545,000          590,061
    Pennsylvania State Ref. Gen. Oblig.
       Bonds, 5.00%, 03/01/19 ....................................      Aa2, AA           1,000,000        1,085,590
    Philadelphia, PA Airport Rev. Bonds,
       Ser. A, 5.00%, 06/15/18(2) ................................      Aaa, AAA            600,000          622,248
    Philadelphia, PA Airport Rev. Bonds,
       Ser. B, 5.50%, 06/15/18 ...................................      Aaa, AAA          1,350,000        1,417,000



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  PENNSYLVANIA -- (CONTINUED)
    Philadelphia, PA Auth. For Indl. Dev.
       Rev. Bonds, 4.90%, 05/01/17 ...............................      NR, BBB-       $    290,000     $    284,035
    Philadelphia, PA Hosps. & Higher Educ.
       Facs. Auth. Rev. Bonds,
       4.25%, 07/01/12 ...........................................      Aa2, AA             540,000          549,947
    Philadelphia, PA School District Ref.
       Bonds, Ser. A, 5.00%, 08/01/17 ............................      Aaa, AAA            600,000          646,578
    Pittsburgh, PA Stadium Auth. Lease
       Rev. Bonds, 6.50%, 04/01/11 ...............................      Aaa, AAA            100,000          105,209
                                                                                                        ------------
                                                                                                           8,261,356
                                                                                                        ------------
  PUERTO RICO -- 0.3%
    The Childrens Trust Fund,
       Puerto Rico, Tobacco Settlement
       Rev. Bonds, 5.00%, 05/15/09 ...............................     Baa3, BBB            100,000          101,098
    The Childrens Trust Fund, Puerto
       Rico, Tobacco Settlement Rev.
       Bonds, 5.75%, 07/01/14 ....................................      NR, AAA             250,000          265,767
                                                                                                        ------------
                                                                                                             366,865
                                                                                                        ------------
  SOUTH CAROLINA -- 1.3%
    South Carolina State Pub. Servicing
       Auth. Rev. Bonds, Ser. D,
       5.00%, 01/01/20 ...........................................      Aaa, AAA          1,500,000        1,572,795
                                                                                                        ------------
                                                                                                           1,572,795
                                                                                                        ------------
  TENNESSEE -- 0.2%
    Memphis, TN Sewer Sys. Ref.
       Rev. Bonds, 5.25%, 10/01/13 ...............................       A2, AA             250,000          271,753
                                                                                                        ------------
                                                                                                             271,753
                                                                                                        ------------
  TEXAS -- 22.8%
    Cedar Park, TX Utility Sys. Rev.
       Bonds, 5.00%, 08/15/18 ....................................      Aaa, AAA            400,000          423,504
    Corpus Christi, TX Utility Sys. Rev.
       Bonds, Ser. A, 5.00%, 07/15/18 ............................      Aaa, AAA            500,000          534,575
    Dallas-Fort Worth International Airport
       Facilities Improvement Corp Jt
       Ser A, 6.00%, 11/01/28 ....................................      Aaa, AAA          5,000,000        5,112,000
    Galena Park, TX Indpt. School Dist.
       Gen. Oblig. Bonds, (PSF-GTY),
       7.00%, 08/15/11 ...........................................      Aaa, NR             250,000          274,420
    Georgetown, TX Indpt. School Dist.
       Gen. Oblig. Ref. Bonds, (PSF-GTY),
       5.00%, 02/15/17 ...........................................      Aaa, AAA            500,000          532,160



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  TEXAS -- (CONTINUED)
    Harris County, TX Health Fac. Dev.
       Corp. Rev. VRDB, 3.75%, 01/01/08*. ........................      Aaa, AAA       $  2,700,000     $  2,700,000
    Houston, TX Unrefunded Pub. Impt.
       Ref. Bonds, Ser. A, 5.25%, 03/01/13 .......................      Aa3, AA-            100,000          102,114
    Howard County, TX Jr. College
       District, 5.00%, 02/15/26 .................................      Aaa, AAA          2,810,000        2,961,234
    Katy, TX Indpt. School Dist. Gen.
       Oblig. Bonds, 5.00%, 02/15/18 .............................      Aaa, AAA          2,645,000        2,870,486
    Katy, TX Indpt. School Dist. Gen.
       Oblig. Bonds, (PSF-GTY),
       5.50%, 02/15/15 ...........................................      Aaa, AAA            500,000          531,060
    Mansfield Independent School District
       ISD Bldg., 5.00%, 02/15/20 ................................      Aaa, AAA          2,820,000        3,044,670
    Mansfield Independent School District
       ISD Bldg., 5.00%, 02/15/21 ................................      Aaa, AAA          2,055,000        2,208,940
    Northside Texas Independent School
       District Ref. - Sch. Bldg.,
       5.00%, 08/15/18 ...........................................      Aaa, AAA          1,000,000        1,089,120
    Tarrant County, TX Health Fac. Corp.
       Hosp. Rev. Ref. (Cook Children's
       Medical Center) Ser. B,
       5.00%, 12/01/21 ...........................................      Aaa, AAA          2,000,000        2,075,920
    Texas State Ref. Public Fin. Auth. Gen.
       Oblig. Bonds, Ser. 2001A,
       5.50%, 10/01/12 ...........................................      Aa1, AA             300,000          322,161
    Univ. of Texas Ref. Rev. Bonds,
       Ser. 1992A, 6.25%, 07/01/13 ...............................      Aaa, AAA             60,000           66,083
    Univ. of Texas Ref. Rev. Bonds,
       Ser. 1992A, 6.25%, 07/01/13 ...............................      Aaa, AAA             75,000           83,389
    Univ. of Texas Ref. Rev. Bonds,
       Ser. 1992A, 6.25%, 07/01/13 ...............................      Aaa, AAA             85,000           96,411
    University of Texas Finance Sys.,
       Ser. E, 5.00%, 08/15/19 ...................................      Aaa, AAA          2,510,000        2,721,970
                                                                                                        ------------
                                                                                                          27,750,217
                                                                                                        ------------
  UTAH -- 0.4%
    Salt Lake County, UT Sales Tax Rev.
       Bonds, 5.00%, 08/01/17 ....................................      NR, AAA             500,000          541,210
                                                                                                        ------------
                                                                                                             541,210
                                                                                                        ------------
  VIRGINIA -- 0.9%
    Virginia State Res. Auth. Rev. Bonds,
       Ser. B, 5.00%, 11/01/11 ...................................      Aaa, AAA          1,085,000        1,147,127
                                                                                                        ------------
                                                                                                           1,147,127
                                                                                                        ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P       PRINCIPAL         VALUE
                                                                         RATINGS+         AMOUNT          (NOTE 2)
                                                                       -----------     ------------     ------------
  WASHINGTON -- 6.8%
    Clark County Washington School
       Dist. No. 37 Gen. Oblig. Bonds,
       5.13%, 12/01/10 ...........................................      Aa3, NR        $    500,000     $    525,800
    Seattle, WA Muni. Light & Power Ref.
       Rev. Bonds, (FSA), 5.00%, 07/01/10 ........................      Aaa, AAA            350,000          357,525
    Washington Health Care Fac. Auth.,
       5.00%, 12/01/25 ...........................................      Aa3, AA           1,000,000          998,780
    Washington Health Care Fac. Auth.
       VRDB, 3.76%, 01/01/08* ....................................      Aaa, AAA          1,200,000        1,200,000
    Washington State Econ. Dev. Fin. Auth.
       Lease Rev. Washington Biomedical
       RESH PPTYS II, 5.00%, 06/01/23 ............................      Aaa, AAA          3,240,000        3,377,570
    Washington State Public Power Supply
       Sys. Nuclear Proj. No. 1 Rev. Bonds,
       5.75%, 07/01/09 ...........................................      Aaa, AA-            320,000          332,410
    Washington State Public Power Supply
       Sys. Nuclear Proj. No. 2 Rev. Bonds,
       5.75%, 07/01/09 ...........................................      Aaa, AA-            200,000          207,756
    Washington State Var. Purp. Gen. Oblig.
       Unltd. Bonds, Ser. R-03-A,
       5.00%, 01/01/14 ...........................................      Aaa, AAA            890,000          942,732
    Washington Tobacco Settlement Mgmt.
       Auth. Rev. Bonds, 5.00%, 06/01/08. ........................     Baa2, BBB            300,000          301,050
                                                                                                        ------------
                                                                                                           8,243,623
                                                                                                        ------------
  WEST VIRGINIA -- 0.2%
    West Virginia State Bldg. Ref. Rev.
       Bonds, Ser. A, (AMBAC),
       5.38%, 07/01/18 ...........................................      Aaa, AAA            250,000          279,673
                                                                                                        ------------
                                                                                                             279,673
                                                                                                        ------------
  WISCONSIN -- 0.2%
    Wisconsin State Trans. Rev. Ref. Bonds,
       Ser.1, 5.75%, 07/01/14 ....................................      Aaa, AAA             70,000           77,290
    Wisconsin State Trans. Rev. Ref. Bonds,
       Ser.1, (AMBAC), 5.75%, 07/01/14 ...........................      Aaa, AAA            105,000          114,786
                                                                                                        ------------
                                                                                                             192,076
                                                                                                        ------------
    TOTAL MUNICIPAL BONDS (COST $118,904,115) .....................................................      120,321,987
                                                                                                        ------------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

--------------------------------------------------------------------------------

                                                                                                           VALUE
                                                                                          SHARES          (NOTE 2)
                                                                                       ------------     ------------
SHORT TERM INVESTMENTS -- 0.0%
    BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series ...........          27,720     $     27,720
    BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series ...........          27,721           27,721
                                                                                                        ------------
    TOTAL SHORT TERM INVESTMENTS (COST $55,441) ...................................................           55,441
                                                                                                        ------------
  TOTAL INVESTMENTS -- 99.0% (COST $118,959,556)(1) ...............................................      120,377,428
  OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0% ...................................................        1,164,372
                                                                                                        ------------
  NET ASSETS -- 100.0% ............................................................................     $121,541,800
                                                                                                        ============


+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
* Denotes a variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2007. The dates shown are the reset dates the interest rates on the instruments are scheduled to be reset.
(1) The cost for federal income tax purposes is $118,959,556. At December 31, 2007, net unrealized appreciation was $1,417,872. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,693,905, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $276,033.
(2) Security is subject to the Alternative Minimum Tax.
AMBAC - AMBAC Indemnity Corp.
FGIC - Insured by Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
RADIAN - Credit rating enhanced by guaranty or insurance from Radian Asset
         Assurance, Inc.
VRDB - Variable Rate Demand Bonds




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                                    SHORT/
                                                                INTERMEDIATE-
                                                                  TERM BOND          BROAD MARKET         MUNICIPAL
                                                                     FUND             BOND FUND           BOND FUND
                                                                -------------        ------------       ------------
ASSETS:
Investment in securities, at value* .........................    $156,185,183        $67,600,780        $120,377,428
Receivable for fund shares sold .............................         111,019             25,000             178,321
Dividends and interest receivable ...........................       1,673,880            833,688           1,606,519
Other assets ................................................          18,079             14,446              20,084
                                                                 ------------        -----------        ------------
Total assets ................................................     157,988,161         68,473,914         122,182,352
                                                                 ------------        -----------        ------------
LIABILITIES:
Obligation to return securities
  lending collateral ........................................       7,066,138          2,674,791                  --
Payable for fund shares redeemed ............................         847,127              7,511             178,150
Dividends payable ...........................................         581,896            261,264             370,957
Accrued advisory fee ........................................          44,454             19,386              35,212
Other accrued expenses ......................................          63,031             48,064              56,233
                                                                 ------------        -----------        ------------
Total liabilities ...........................................       8,602,646          3,011,016             640,552
                                                                 ------------        -----------        ------------
NET ASSETS ..................................................    $149,385,515        $65,462,898        $121,541,800
                                                                 ============        ===========        ============
NET ASSETS CONSIST OF:
Paid-in capital .............................................    $146,787,357        $63,337,615        $120,083,263
Distributions in excess of net
  investment income .........................................         (69,855)            (2,637)               (105)
Accumulated net realized gain (loss)
  on investments ............................................      (1,014,012)          (309,647)             40,770
Net unrealized appreciation of
  investments ...............................................       3,682,025          2,437,567           1,417,872
                                                                 ------------        -----------        ------------
NET ASSETS ..................................................    $149,385,515        $65,462,898        $121,541,800
                                                                 ============        ===========        ============
NET ASSETS BY SHARE CLASS:
Institutional Shares ........................................    $149,241,322        $65,451,833        $121,531,029
A Shares ....................................................         144,193             11,065              10,771
                                                                 ------------        -----------        ------------
                                                                 $149,385,515        $65,462,898        $121,541,800
                                                                 ============        ===========        ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  ($0.01 par value, unlimited authorized shares):
Institutional Shares ........................................      14,698,004          6,701,714           9,354,213
A Shares ....................................................          14,339              1,133                 829
PER SHARE:
Institutional Shares (net asset value
  (NAV), offering and redemption price) .....................    $      10.15        $      9.77        $      12.99
                                                                 ------------        -----------        ------------
A Shares (net asset value (NAV)
  and redemption price) .....................................    $      10.06        $      9.77        $      12.99
                                                                 ------------        -----------        ------------
A Shares (offering price -- NAV / 0.98) .....................    $      10.27        $      9.97        $      13.26
                                                                 ------------        -----------        ------------
*Investments at cost ........................................    $152,503,158        $65,163,213        $118,959,556



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)


                                                                        SHORT/
                                                                     INTERMEDIATE-
                                                                      TERM BOND        BROAD MARKET       MUNICIPAL
                                                                         FUND            BOND FUND        BOND FUND
                                                                     -------------     ------------       ----------
INVESTMENT INCOME:
   Interest and dividends ........................................    $3,801,377        $1,832,252        $2,440,653
   Securities lending ............................................        19,898             8,644                --
                                                                      ----------        ----------        ----------
   Total investment income.. .....................................     3,821,275         1,840,896         2,440,653
                                                                      ----------        ----------        ----------
EXPENSES:
   Advisory Fees .................................................       257,355           119,353           202,160
   Administration fees ...........................................        10,635             4,937             8,356
   Sub-administration and accounting
      fees .......................................................        51,791            31,012            50,859
   Custody fees ..................................................        12,570             7,838             7,524
   Transfer agent fees ...........................................        25,449            11,538            18,864
   Distribution fees - A Shares ..................................           189                13                13
   Professional fees .............................................        30,705            27,994            26,910
   Reports to shareholders .......................................         9,312             8,836             8,894
   Registration fees .............................................        12,086            11,687            12,160
   Trustees' fees ................................................        10,416            10,413            10,416
   Compliance services ...........................................         2,838             2,837             2,837
   Other .........................................................         9,514             5,207             6,898
                                                                      ----------        ----------        ----------
   Total expenses before fee waivers .............................       432,860           241,665           355,891
   Sub-administration and accounting
      fees waived ................................................            --            (1,553)               --
                                                                      ----------        ----------        ----------
   Total expenses, net ...........................................       432,860           240,112           355,891
                                                                      ----------        ----------        ----------
   Net investment income .........................................     3,388,415         1,600,784         2,084,762
                                                                      ----------        ----------        ----------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on
      investments ................................................      (628,447)         (119,313)          130,008
   Net change in unrealized appreciation
      (depreciation) on investments. .............................     4,680,271         1,949,642         2,029,113
                                                                      ----------        ----------        ----------
   Net gain on investments.. .....................................     4,051,824         1,830,329         2,159,121
                                                                      ----------        ----------        ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................................    $7,440,239        $3,431,113        $4,243,883
                                                                      ==========        ==========        ==========




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS


                                                                         SHORT/INTERMEDIATE-TERM
                                                                                BOND FUND
                                                                     ----------------------------------
                                                                       FOR THE
                                                                      SIX-MONTH              FOR THE
                                                                     PERIOD ENDED             YEAR
                                                                     DECEMBER 31,             ENDED
                                                                         2007                JUNE 30,
                                                                     (UNAUDITED)               2007
                                                                     ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................    $  3,388,415          $  6,824,378
   Net realized gain (loss) on investments ......................        (628,447)              171,782
   Net change in unrealized appreciation (depreciation)
      on investments ............................................       4,680,271             1,268,999
                                                                     ------------          ------------
Net increase in net assets resulting from operations ............       7,440,239             8,265,159
                                                                     ------------          ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................      (3,379,822)           (6,814,055)
      A Shares ..................................................          (3,280)               (7,256)
                                                                     ------------          ------------
Total distributions .............................................      (3,383,102)           (6,821,311)
                                                                     ------------          ------------
Fund share transactions (Note 6)
   Proceeds from shares sold:
      Institutional Shares ......................................      16,697,388            68,261,384
      A Shares ..................................................              --                22,788
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ......................................       2,065,027             4,656,384
      A Shares ..................................................           3,912                 7,176
   Cost of shares redeemed:
      Institutional Shares ......................................     (17,961,654)          (62,886,210)
      A Shares ..................................................         (31,815)              (27,599)
                                                                     ------------          ------------
Net increase in net assets from Fund share transactions .........         772,858            10,033,923
                                                                     ------------          ------------
Total increase in net assets ....................................       4,829,995            11,477,771
NET ASSETS:
   Beginning of Period ..........................................     144,555,520           133,077,749
                                                                     ------------          ------------
   End of Period ................................................    $149,385,515          $144,555,520
                                                                     ============          ============
Distributions in excess of net investment income ................    $    (69,855)         $    (75,168)
                                                                     ------------          ------------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS


                                                                                BROAD MARKET
                                                                                 BOND FUND
                                                                     ----------------------------------
                                                                       FOR THE
                                                                      SIX-MONTH              FOR THE
                                                                     PERIOD ENDED             YEAR
                                                                     DECEMBER 31,             ENDED
                                                                         2007               JUNE 30,
                                                                     (UNAUDITED)              2007
                                                                     ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................    $  1,600,784          $  3,224,220
   Net realized gain (loss) on investments ......................        (119,313)              284,743
   Net change in unrealized appreciation (depreciation)
      on investments ............................................       1,949,642               901,294
                                                                     ------------          ------------
Net increase in net assets resulting from operations ............       3,431,113             4,410,257
                                                                     ------------          ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................      (1,601,381)           (3,229,688)
      A Shares ..................................................            (241)                 (456)
   Net realized gains:
      Institutional Shares ......................................        (467,033)                   --
      A Shares ..................................................             (79)                   --
                                                                     ------------          ------------
Total distributions .............................................      (2,068,734)           (3,230,144)
                                                                     ------------          ------------
Fund share transactions (Note 6)
   Proceeds from shares sold:
      Institutional Shares ......................................       6,450,178            14,836,890
      A Shares ..................................................              --                    --
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ......................................       1,557,552             2,411,262
      A Shares ..................................................             319                   450
   Cost of shares redeemed:
      Institutional Shares ......................................     (12,823,540)          (16,251,378)
      A Shares ..................................................              --                    --
                                                                     ------------          ------------
Net increase (decrease) in net assets from Fund
   share transactions ...........................................      (4,815,491)              997,224
                                                                     ------------          ------------
Total increase (decrease) in net assets. ........................      (3,453,112)            2,177,337
NET ASSETS:
   Beginning of Period ..........................................      68,916,010            66,738,673
                                                                     ------------          ------------
   End of Period ................................................    $ 65,462,898          $ 68,916,010
                                                                     ============          ============
Distributions in excess of net investment income ................    $     (2,637)         $     (1,799)
                                                                     ------------          ------------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS


                                                                                 MUNICIPAL
                                                                                 BOND FUND
                                                                     ----------------------------------
                                                                       FOR THE
                                                                      SIX-MONTH              FOR THE
                                                                     PERIOD ENDED             YEAR
                                                                     DECEMBER 31,             ENDED
                                                                         2007               JUNE 30,
                                                                     (UNAUDITED)              2007
                                                                     ------------          ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................    $  2,084,762          $  3,512,025
   Net realized gain on investments .............................         130,008               280,922
   Net change in unrealized appreciation (depreciation)
      on investments ............................................       2,029,113                91,099
                                                                     ------------          ------------
Net increase in net assets resulting from operations ............       4,243,883             3,884,046
                                                                     ------------          ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................      (2,084,581)           (3,511,700)
      A Shares ..................................................            (181)                 (325)
                                                                     ------------          ------------
Total distributions .............................................      (2,084,762)           (3,512,025)
                                                                     ------------          ------------
Fund share transactions (Note 6)
   Proceeds from shares sold:
      Institutional Shares ......................................      15,375,004            42,502,703
      A Shares ..................................................              --                    --
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ......................................         915,397             1,639,394
      A Shares ..................................................             178                   322
   Cost of shares redeemed:
      Institutional Shares ......................................     (10,036,385)          (20,820,358)
      A Shares ..................................................              --                    --
                                                                     ------------          ------------
Net increase in net assets from Fund
   share transactions ...........................................       6,254,194            23,322,061
                                                                     ------------          ------------
Total increase in net assets ....................................       8,413,315            23,694,082
NET ASSETS:
   Beginning of Period ..........................................     113,128,485            89,434,403
                                                                     ------------          ------------
   End of Period ................................................    $121,541,800          $113,128,485
                                                                     ============          ============
Distributions in excess of net investment income ................    $       (105)         $       (105)
                                                                     ------------          ------------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                              FOR THE
                                                            SIX-MONTH
                                                           PERIOD ENDED
                                                           DECEMBER 31,                   FOR THE YEARS ENDED JUNE 30,
                                                               2007        --------------------------------------------------------
                                                            (UNAUDITED)      2007        2006        2005        2004        2003
                                                           -------------   --------    --------    --------    --------    --------
SHORT/INTERMEDIATE-TERM BOND
   FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................           $   9.88      $   9.77    $  10.23    $  10.18    $  10.80    $  10.23
                                                             --------      --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income.. .......................               0.23          0.45        0.41        0.37        0.38        0.43
   Net realized and unrealized gain
      (loss) on investments ......................               0.27          0.11       (0.44)       0.08       (0.40)       0.64
                                                             --------      --------    --------    --------    --------    --------
      Total from investment
         operations ..............................               0.50          0.56       (0.03)       0.45       (0.02)       1.07
                                                             --------      --------    --------    --------    --------    --------
DISTRIBUTIONS:
   From net investment income ....................              (0.23)        (0.45)      (0.41)      (0.37)      (0.38)      (0.43)
   From net realized gains .......................                 --            --       (0.02)      (0.03)      (0.22)      (0.07)
                                                             --------      --------    --------    --------    --------    --------
      Total distributions ........................              (0.23)        (0.45)      (0.43)      (0.40)      (0.60)      (0.50)
                                                             --------      --------    --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD .................           $  10.15      $   9.88    $   9.77    $  10.23    $  10.18    $  10.80
                                                             ========      ========    ========    ========    ========    ========
TOTAL RETURN .....................................               5.13%**       5.78%      (0.25)%      4.50%      (0.22)%     10.70%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense
         limitations .............................               0.59%*        0.57%       0.64%       0.65%       0.62%       0.62%
      Excluding expense
         limitations .............................               0.59%*        0.57%       0.65%       0.65%       0.62%       0.62%
   Net investment income .........................               4.60%*        4.52%       4.13%       3.60%       3.60%       4.13%
   Portfolio turnover rate .......................                 13%**         57%         35%         33%         27%         82%
Net assets at end of period
   (000 omitted) .................................           $149,241      $144,387    $132,913    $108,828    $188,519    $185,956


---------------------
*   Annualized
**  Not annualized
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                             FOR THE                                        FOR THE PERIOD
                                                            SIX-MONTH                                         OCTOBER 7,
                                                           PERIOD ENDED                 FOR THE                2003(1)
                                                           DECEMBER 31,          YEARS ENDED JUNE 30,          THROUGH
                                                               2007        --------------------------------    JUNE 30,
                                                            (UNAUDITED)      2007        2006        2005        2004
                                                           ------------    --------    --------    -------- --------------
SHORT/INTERMEDIATE-TERM BOND
   FUND -- A SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................            $ 9.78        $ 9.67      $10.13      $10.08      $10.59
                                                              ------        ------      ------      ------      ------
INVESTMENT OPERATIONS:
   Net investment income .........................              0.22          0.42        0.38        0.34        0.25
   Net realized and unrealized gain
      (loss) on investments ......................              0.28          0.11       (0.44)       0.08       (0.29)
                                                              ------        ------      ------      ------      ------
      Total from investment
         operations ..............................              0.50          0.53       (0.06)       0.42       (0.04)
                                                              ------        ------      ------      ------      ------
DISTRIBUTIONS:
   From net investment income ....................             (0.22)        (0.42)      (0.38)      (0.34)      (0.25)
   From net realized gains .......................                --            --       (0.02)      (0.03)      (0.22)
                                                              ------        ------      ------      ------      ------
      Total distributions ........................             (0.22)        (0.42)      (0.40)      (0.37)      (0.47)
                                                              ------        ------      ------      ------      ------
NET ASSET VALUE -- END OF PERIOD .................            $10.06        $ 9.78      $ 9.67      $10.13      $10.08
                                                              ======        ======      ======      ======      ======
TOTAL RETURN(2) ..................................              5.13%**       5.53%      (0.56)%      4.26%      (0.36)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(3):
   Expenses:
      Including expense
         limitations .............................              0.84%*        0.82%       0.89%       0.91%       0.86%*
      Excluding expense
         limitations .............................              0.84%*        0.82%       0.90%       6.46%       5.36%*
   Net investment income .........................              4.35%*        4.26%       3.80%       3.36%       3.32%*
   Portfolio turnover rate .......................                13%**         57%         35%         33%         27%(4)
Net assets at end of period
   (000 omitted)                                              $  144        $  169      $  164      $  247      $  223

---------------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2004.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                              FOR THE
                                                            SIX-MONTH
                                                           PERIOD ENDED
                                                           DECEMBER 31,                   FOR THE YEARS ENDED JUNE 30,
                                                               2007        --------------------------------------------------------
                                                            (UNAUDITED)      2007        2006        2005        2004        2003
                                                           -------------   --------    --------    --------    --------    --------
BROAD MARKET BOND FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................           $   9.57      $   9.41    $  10.07    $   9.90    $  10.67    $   9.93
                                                             --------      --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income.. .......................               0.23          0.44        0.41        0.39        0.41        0.46
   Net realized and unrealized gain
      (loss) on investments ......................               0.27          0.16       (0.54)       0.27       (0.53)       0.79
                                                             --------      --------    --------    --------    --------    --------
      Total from investment
         operations ..............................               0.50          0.60       (0.13)       0.66       (0.12)       1.25
                                                             --------      --------    --------    --------    --------    --------
DISTRIBUTIONS:
   From net investment income ....................              (0.23)        (0.44)      (0.41)      (0.39)      (0.41)      (0.46)
   From net realized gains .......................              (0.07)           --       (0.12)      (0.10)      (0.24)      (0.05)
                                                             --------      --------    --------    --------    --------    --------
      Total distributions ........................              (0.30)        (0.44)      (0.53)      (0.49)      (0.65)      (0.51)
                                                             --------      --------    --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD .................           $   9.77      $   9.57    $   9.41    $  10.07    $   9.90    $  10.67
                                                             ========      ========    ========    ========    ========    ========
TOTAL RETURN .....................................               5.27%**       6.47%      (1.25)%      6.80%      (1.13)%     12.77%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense
         limitations .............................               0.70%*        0.70%       0.72%       0.72%       0.68%       0.66%
      Excluding expense
         limitations .............................               0.71%*        0.70%       0.73%       0.73%       0.68%       0.66%
   Net investment income .........................               4.70%*        4.60%       4.28%       3.89%       4.05%       4.38%
   Portfolio turnover rate .......................                 11%**         33%         31%         43%         26%         77%
Net assets at end of period
   (000 omitted) .................................            $65,452       $68,905      $66,729    $66,586     $88,935    $113,515

---------------------
*   Annualized
**  Not annualized
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Broad Market Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                              FOR THE
                                                            SIX-MONTH
                                                           PERIOD ENDED     FOR THE        FOR THE PERIOD
                                                           DECEMBER 31,      YEAR       DECEMBER 20, 2005 (1)
                                                               2007          ENDED             THROUGH
                                                           (UNAUDITED)   JUNE 30, 2007      JUNE 30, 2006
                                                           ------------  -------------  ---------------------
BROAD MARKET BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........            $  9.58       $  9.41            $  9.67
                                                              -------       -------            -------
INVESTMENT OPERATIONS:
   Net investment income .........................               0.22          0.42               0.21
   Net realized and unrealized gain (loss)
      on investments .............................               0.26          0.17              (0.26)
                                                              -------       -------            -------
      Total from investment operations ...........               0.48          0.59              (0.05)
                                                              -------       -------            -------
DISTRIBUTIONS:
   From net investment income ....................              (0.22)        (0.42)             (0.21)
   From net realized gains .......................              (0.07)           --                 --
                                                              -------       -------            -------
      Total distributions ........................              (0.29)        (0.42)             (0.21)
                                                              -------       -------            -------
NET ASSET VALUE -- END OF PERIOD .................            $  9.77       $  9.58            $  9.41
                                                              =======       =======            =======

TOTAL RETURN(2) ..................................               5.03%**       6.35%             (0.55)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..............               0.95%*        0.95%              0.97%*
      Excluding expense limitations ..............               0.96%*        0.95%              0.99%*
   Net investment income .........................               4.53%*        4.39%              4.12%*
   Portfolio turnover rate .......................                 11%**         33%                31%(3)
Net assets at end of period (000 omitted) ........            $    11       $    11            $    10

---------------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                              FOR THE
                                                            SIX-MONTH
                                                           PERIOD ENDED
                                                           DECEMBER 31,                   FOR THE YEARS ENDED JUNE 30,
                                                               2007        --------------------------------------------------------
                                                            (UNAUDITED)      2007        2006        2005        2004        2003
                                                           -------------   --------    --------    --------    --------    --------
MUNICIPAL BOND FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................           $  12.75      $  12.66    $  13.00    $  12.80    $  13.27    $  12.87
                                                             --------      --------    --------    --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income.. .......................               0.23          0.43        0.40        0.38        0.36        0.43
   Net realized and unrealized gain
      (loss) on investments ......................               0.24          0.09       (0.34)       0.20       (0.45)       0.42
                                                             --------      --------    --------    --------    --------    --------
      Total from investment
         operations ..............................               0.47          0.52        0.06        0.58       (0.09)       0.85
                                                             --------      --------    --------    --------    --------    --------
DISTRIBUTIONS:
   From net investment income ....................              (0.23)        (0.43)      (0.40)      (0.38)      (0.36)      (0.43)
   From net realized gains .......................                 --            --          --          --       (0.02)      (0.02)
                                                             --------      --------    --------    --------    --------    --------
      Total distributions ........................              (0.23)        (0.43)      (0.40)      (0.38)      (0.38)      (0.45)
                                                             --------      --------    --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD .................           $  12.99      $  12.75    $  12.66    $  13.00    $  12.80    $  13.27
                                                             ========      ========    ========    ========    ========    ========
TOTAL RETURN                                                     3.74%**       4.15%       0.45%       4.56%      (0.64)%      6.75%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA(1):
   Expenses:
      Including expense
         limitations .............................               0.62%*        0.65%       0.69%       0.75%       0.75%       0.75%
      Excluding expense
         limitations .............................               0.62%*        0.65%       0.69%       0.79%       0.82%       0.95%
   Net investment income .........................               3.61%*        3.37%       3.12%       2.89%       2.78%       3.30%
   Portfolio turnover rate .......................                 26%**         56%         45%         38%         20%         21%
Net assets at end of period
   (000 omitted) .................................           $121,531      $113,118     $89,424     $65,818     $63,069     $42,563

---------------------
*   Annualized
**  Not annualized
(1) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Municipal Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------

                                                              FOR THE
                                                            SIX-MONTH
                                                           PERIOD ENDED     FOR THE        FOR THE PERIOD
                                                           DECEMBER 31,      YEAR       DECEMBER 20, 2005 (1)
                                                               2007          ENDED             THROUGH
                                                           (UNAUDITED)   JUNE 30, 2007      JUNE 30, 2006
                                                           ------------  -------------  ---------------------
MUNICIPAL BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ...........            $ 12.75       $ 12.66            $ 12.82
                                                              -------       -------            -------
INVESTMENT OPERATIONS:
   Net investment income .........................               0.22          0.40               0.20
   Net realized and unrealized gain (loss)
      on investments .............................               0.24          0.09              (0.16)
                                                              -------       -------            -------
      Total from investment operations ...........               0.46          0.49               0.04
                                                              -------       -------            -------
DISTRIBUTIONS:
   From net investment income ....................              (0.22)        (0.40)             (0.20)
                                                              -------       -------            -------
      Total distributions ........................              (0.22)        (0.40)             (0.20)
                                                              -------       -------            -------
NET ASSET VALUE -- END OF PERIOD .................            $ 12.99       $ 12.75            $ 12.66
                                                              =======       =======            =======
TOTAL RETURN(2) ..................................               3.63%**       3.92%               0.29%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..............               0.87%*        0.90%               0.94%*
      Excluding expense limitations ..............               0.87%*        0.90%               0.95%*
   Net investment income .........................               3.36%*        3.15%               2.94%*
   Portfolio turnover rate .......................                 26%**         56%                 45%(3)
Net assets at end of period (000 omitted) ........            $    11       $    10            $     10

---------------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2007, the Trust offered 22 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2. SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Funds:

   SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Funds. To determine the value of those securities, the Funds may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

   PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2007, are shown separately on the statements of operations.

4. INVESTMENT  SECURITIES  TRANSACTIONS.   During  the  six-month  period  ended
   December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

                             SHORT/INTERMEDIATE-    BROAD MARKET     MUNICIPAL
                               TERM BOND FUND         BOND FUND      BOND FUND
                             -------------------    ------------    -----------
   Purchases..............      $19,218,832          $ 7,255,988    $32,306,016
   Sales..................       18,456,787           10,932,415     28,899,409

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2007 and the year ended June 30, 2007 for the Institutional Shares and A Shares were as follows.


                                      FOR THE SIX-MONTH
                                         PERIOD ENDED             FOR THE YEAR ENDED
                                      DECEMBER 31, 2007             JUNE 30, 2007
                                  ------------------------    -------------------------
                                  INSTITUTIONAL   A SHARES    INSTITUTIONAL    A SHARES
                                  -------------   --------    -------------    --------
   Short/Intermediate-Term Bond Fund
   ---------------------------------
   Sold .......................       1,668,285         --        6,859,776       2,294
   Issued on reinvestment
     of distributions .........         206,295        342          467,958         728
   Redeemed ...................      (1,796,885)    (3,235)      (6,314,246)     (2,782)
                                   ------------   --------     ------------    --------
   Net increase (decrease) ....          77,695     (2,893)       1,013,488         240
                                   ============   ========     ============    ========

   Broad Market Bond Fund
   ----------------------
   Sold .......................         668,708         --        1,537,015          --
   Issued on reinvestment
     of distributions .........         160,401         33          249,769          47
   Redeemed ...................      (1,324,235)        --       (1,684,151)         --
                                   ------------   --------     ------------    --------
   Net increase (decrease) ....        (495,126)        33          102,633          47
                                   ============   ========     ============    ========

   Municipal Bond Fund
   -------------------
   Sold .......................       1,190,795         --        3,300,639          --
   Issued on reinvestment
     of distributions .........          71,131         14          127,334          25
   Redeemed ...................        (781,181)        --       (1,617,648)         --
                                   ------------   --------     ------------    --------
   Net increase ...............         480,745         14        1,810,325          25
                                   ============   ========     ============    ========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

   The tax character of distributions paid during the six-month period ended December 31, 2007 and year ended June 30, 2007, respectively, was as follows:

                                          SHORT/INTERMEDIATE-     BROAD MARKET     MUNICIPAL
                                            TERM BOND FUND          BOND FUND      BOND FUND
                                          -------------------     ------------   -------------
   SIX MONTHS ENDED DECEMBER 31, 2007
   Ordinary income ....................       $3,383,102           $2,062,726             --
   Tax-exempt income ..................               --                   --     $2,084,762
   Long-term capital gains ............               --                6,008             --
                                              ----------           ----------     ----------
      Total distributions .............       $3,383,102           $2,068,734     $2,084,762
                                              ==========           ==========     ==========

   YEAR ENDED JUNE 30, 2007
   Ordinary income ....................       $6,821,311           $3,230,144     $    3,155
   Tax-exempt income ..................               --                   --      3,508,870
                                              ----------           ----------     ----------
      Total distributions .............       $6,821,311           $3,230,144     $3,512,025
                                              ==========           ==========     ==========

   The components of accumulated earnings on a tax basis are determined at fiscal year end. Accordingly, tax balance have not been determined as of December 31, 2007.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


      At a meeting held on August 16, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Short/Intermediate-Term Bond Fund, Wilmington Broad Market Bond Fund, and Wilmington Municipal Bond Fund, (each a "Fund"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements") among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC.

      Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its Funds,
(ii) the size and qualifications of RSMC's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a Fund, (iv) investment performance,
(v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the Funds, and (ix) the compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements. RSMC had provided information regarding the advisory fees received and an analysis of these fees in relation to the services for each of the Funds, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds investment performance, compliance program, operations and investment adviser profitability from two trustees. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

      During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to each Fund by RSMC as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by the adviser and sub-adviser to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that each Fund was likely to benefit from the continued provision of those services. They also concluded that RSMC had sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


      The Board considered the investment performance of each Fund and RSMC. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund and RSMC was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. The Board considered the costs of the services provided by RSMC, the compensation and benefits received by RSMC in providing services to the Funds, as well as RSMC's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the adviser and sub-adviser. The Board recognized that RSMC's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits were sufficient to continue as a viable concern generally and as investment adviser of each Fund specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund was reasonable, taking into account the size of the Fund, the quality of services provided by RSMC, the investment performance of the Fund and the expense limitations agreed to by RSMC.

      The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

      The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

       NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                   WITH TRUST,                      PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN             TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
     FUND COMPLEX                  LENGTH OF TIME                       OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                 SERVED                             HELD BY TRUSTEE
----------------------     ------------------------------     ----------------------------------------

TED T. CECALA(2)           Trustee                            Director, Chairman of the Board, and
Date of Birth: 1/49                                           Chief Executive Officer of Wilmington
                           Shall serve at the pleasure of     Trust Corporation and Wilmington Trust
22 Funds                   the Board and until successor      Company since 1996; Member of the
                           is elected and qualified.          Board of Managers of Cramer Rosenthal
                           Trustee since August 2007.         McGlynn, LLC and Roxbury Capital
                                                              Management, LLC. (registered investment
                                                              advisers)

                                                              Wilmington Trust Corporation;
                                                              Wilmington Trust Company.
------------------------------------------------------------------------------------------------------

ROBERT J. CHRISTIAN(3)     Trustee                            Retired since February 2006. Executive
Date of Birth: 2/49                                           Vice President of Wilmington Trust
                           Shall serve until death,           Company from February 1996 to
22 Funds                   resignation or removal.            February 2006; President of Rodney
                           Trustee since October 1998;        Square Management Corporation
                           President and Chairman of          ("RSMC") from 1996 to 2005; Vice
                           the Board from October 1998        President of RSMC from 2005 to 2006.
                           to January 2006.

                                                              FundVantage Trust (registered investment
                                                              company)


(1) The "Fund Complex" currently consists of the Trust (22 funds), CRM Mutual Fund Trust (5 funds) and The Roxbury Funds (2).
(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


INDEPENDENT TRUSTEES

       NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                   WITH TRUST,                        PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN             TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
     FUND COMPLEX                  LENGTH OF TIME                         OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                 SERVED                               HELD BY TRUSTEE
----------------------     ------------------------------     --------------------------------------------

ROBERT ARNOLD              Trustee                            Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                           Co., Inc. (financial consulting) since 1989.
                           Shall serve until death,
22 Funds                   resignation or removal.            First Potomac Realty Trust (real estate
                           Trustee since May 1997.            investment trust).
----------------------------------------------------------------------------------------------------------

DR. ERIC BRUCKER           Trustee                            Professor of Economics, Widener
Date of Birth: 12/41                                          University since July 2004; formerly
                           Shall serve until death,           Dean, School of Business Administration
22 Funds                   resignation or removal.            of Widener University from 2001 to 2004;
                           Trustee since October 1999.        Dean, College of Business, Public Policy
                                                              and Health at the University of Maine
                                                              from September 1998 to June 2001.

                                                              N/A
----------------------------------------------------------------------------------------------------------

NICHOLAS GIORDANO          Trustee and Chairman of            Consultant, financial services
Date of Birth: 3/43        the Board                          organizations from 1997 to present;
                                                              Interim President, LaSalle University
22 Funds                   Shall serve until death,           from 1998 to 1999.
                           resignation or removal.
                           Trustee since October 1998.        Kalmar Pooled Investment Trust;
                                                              The RBB Fund, Inc. (registered
                                                              investment companies); Independence
                                                              Blue Cross; IntriCon Corporation
                                                              (industrial furnaces and ovens);
                                                              Commerce Bancorp, Inc.
----------------------------------------------------------------------------------------------------------

LOUIS KLEIN, JR.           Trustee                            Self-employed financial consultant
Date of Birth: 5/35                                           since 1991.
                           Shall serve until death,
27 Funds                   resignation or removal.            CRM Mutual Fund Trust (registered
                           Trustee since October 1999.        investment companies); WHX
                                                              Corporation (industrial manufacturer).
----------------------------------------------------------------------------------------------------------

JOHN J. QUINDLEN           Trustee                            Retired since 1993. Former Chief
Date of Birth: 5/32                                           Financial Officer of E.I. duPont de
                           Shall serve until death,           Nemours and Co.
22 Funds                   resignation or removal.
                           Trustee since October 1999.        N/A
----------------------------------------------------------------------------------------------------------

MARK A. SARGENT            Trustee                            Dean and Professor of Law, Villanova
Date of Birth: 4/51                                           University School of Law since July 1997.
                           Shall serve until death,
22 Funds                   resignation or removal.            The RBB Fund, Inc. (registered
                           Trustee since November             investment company); Financial Industry
                           2001.                              Regulatory Authority (FINRA).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                         OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                    HELD
------------------------     ------------------------------     --------------------------------------------

NEIL WOLFSON                 President and Chief Executive      President & Chief Executive Officer of
1100 North Market Street     Officer                            Wilmington Trust Investment
Wilmington, DE 19890                                            Management, LLC ("WTIM") since July
Date of Birth: 6/64          Shall serve at the pleasure of     2004; previously, Partner with KPMG
                             the Board and until successor      (public accounting) from 1996 to 2004.
                             is elected and qualified.
                             Officer since January 2006.        N/A
------------------------------------------------------------------------------------------------------------

CLAYTON M. ALBRIGHT          Vice President                     Vice President, RSMC since 2001; Vice
1100 North Market Street                                        President of WTIM since 2006; Vice
Wilmington, DE 19890         Shall serve at the pleasure of     President, Wilmington Trust Company
Date of Birth: 9/53          the Board and until successor      since 1997.
                             is elected and qualified.
                             Officer since October 1998.        N/A
------------------------------------------------------------------------------------------------------------

JOSEPH M. FAHEY, JR.         Vice President                     Vice President, RSMC since 1992.
1100 North Market Street
Wilmington, DE 19890         Shall serve at the pleasure of     N/A
Date of Birth: 1/57          the Board and until successor
                             is elected and qualified.
                             Officer since November 1999.
------------------------------------------------------------------------------------------------------------

JOHN J. KELLEY               Vice President & Chief             Vice President of RSMC since July 2005;
1100 North Market Street     Financial Officer                  Vice President of PFPC Inc. from January
Wilmington, DE 19890                                            2005 to July 2005; Vice President of
Date of Birth: 9/59          Shall serve at the pleasure of     Administration, 1838 Investment
                             the Board and until successor      Advisors, LP from 1999 to 2005; Chief
                             is elected and qualified.          Compliance Officer, 1838 Investment
                             Officer since September 2005.      Advisors, LP from 2004 to 2005.

                                                                N/A
------------------------------------------------------------------------------------------------------------

ANNA M. BENCROWSKY           Chief Compliance Officer &         Chief Compliance Officer, Rodney Square
1100 North Market Street     Anti-Money Laundering              Management Corporation since 2004;
Wilmington, DE 19890         Officer                            Vice President and Chief Compliance
Date of Birth: 5/51                                             Officer, 1838 Investment Advisors, LP
                             Shall serve at the pleasure of     from 1998 to 2004.
                             the Board and until successor
                             is elected and qualified.          N/A
                             Officer since September 2004.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                         OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                    HELD
------------------------     ------------------------------     --------------------------------------------

CHARLES D. CURTIS            Vice President & Treasurer         Vice President of RSMC since February
1100 North Market Street                                        2007; Vice President of PFPC Inc. from
Wilmington, DE 19890         Shall serve at the pleasure of     2001 to 2007.
Date of Birth: 10/55         the Board and until successor
                             is elected and qualified.          N/A
                             Officer since February 2007.
------------------------------------------------------------------------------------------------------------

EDWARD W. DIFFIN, JR.        Vice President & Secretary         Vice President of RSMC since November
1100 North Market Street                                        2006; Coleman Counsel Per Diem from
Wilmington, DE 19890         Shall serve at the pleasure of     November 2005 to November 2006; Vice
Date of Birth: 1/52          the Board and until successor      President and Senior Counsel of Merrill
                             is elected and qualified.          Lynch & Co., Inc. from 1994 to 2005.
                             Officer since February 2007.

                                                                N/A

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                                OFFICERS

Nicholas A. Giordano                    Neil Wolfson
Chairman of the Board                   President & Chief Executive Officer

                                        John J. Kelley
Robert H. Arnold                        Vice President & Chief Financial Officer

                                        Charles D. Curtis
Dr. Eric Brucker                        Vice President & Treasurer

                                        Edward W. Diffin Jr.
Ted T. Cecala                           Vice President & Secretary

                                        Clayton M. Albright
Robert J. Christian                     Vice President

                                        Joseph M. Fahey Jr.
Louis Klein Jr.                         Vice President

                                        Anna M. Bencrowsky
John J. Quindlen                        Chief Compliance Officer


Mark A. Sargent


--------------------------------------------------------------------------------

CUSTODIAN
Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890


INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890


SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PFPC Inc.

301 Bellevue Parkway, Wilmington, DE 19809


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS - INSTITUTIONAL AND A SHARES.




WILMINGTON   |
     FUNDS   |                                                  FIXED_Semi_12/07

                                                                    EQUITY FUNDS

                                                            |
                                        SEMI ANNUAL REPORT  |  DECEMBER 31, 2007
                                                            |




                                                                  LARGE-CAP CORE
                                                                LARGE-CAP GROWTH
                                                                 LARGE-CAP VALUE
                                                                  SMALL-CAP CORE
                                                                SMALL-CAP GROWTH
                                                                 SMALL-CAP VALUE


                       WILMINGTON
                            FUNDS               [GRAPHIC OMITTED]

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

================================================================================


CONTENTS                                  page

President's Message ..................       3
Expense Disclosure ...................      14
Disclosure of Portfolio Holdings .....      16
Investments ..........................      18
Financial Statements .................      43

                                          page

Financial Highlights .................      53
Notes to Financial Statements ........      65
Evaluation and Approval of Advisory
  and Sub-Advisory Agreements ........      73
Trustees and Officers ................      75



DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

RUSSELL MIDCAP(R) GROWTH INDEX measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
   DESCRIPTIONS OF INDICES -- CONTINUED
================================================================================

RUSSELL MIDCAP(R) VALUE INDEX measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P INDICES ARE REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

     In 2007, the stock market rose 5.5% as measured by the S&P 500. The first half saw a relatively steady 6.9% gain driven by a 9.5% increase in operating profits, a modestly growing economy (GDP +2.2%) and apparently benign inflation (core CPI +2.3%). The second half was volatile and the S&P 500 lost 1.4%. In contrast to the earlier part of the year, operating profits dropped 5.7% in the third quarter and are estimated to be down at least 9% in the fourth quarter. So far the earnings weakness has been largely confined to the financial sector where declining net interest margins, extensive write-offs of lower quality mortgage securities and a general tightening of lending standards have all contributed to the profit declines.

     The most significant story of 2007 for the market was the wave of sub-prime mortgage delinquencies and their effects on the homebuilding and financial markets. The problems started with a relatively small segment of the mortgage lending market and spread to broader financial markets including international financial institutions with exposure to loans through direct ownership or by having accepted them as collateral. The impact on the economy became more pronounced as a full blown credit crunch ensued, with even the largest banks unwilling to lend to each other without knowing the full extent of their counterparty's exposure. As the year drew to a close, the future scope of write-offs in the financial sector was still in question. Unfortunately, it will likely take a few more quarters of reported delinquencies and subsequent asset impairments to provide enough data to ascertain the extent of the financial impact.

     There was an enormous difference in performance among the S&P 500 sectors in 2007. The Energy, Basic Materials, Utilities, and Technology sectors were up 32%, 20%, 16%, and 16%, respectively, while the Financials and Consumer Discretionary sectors were down 21% and 14%, respectively. Simply avoiding these two sectors enabled one to outperform the benchmark.

     The prospect of a possible recession in the U.S. became more likely as a weak Christmas spending season put the health of the consumer in question. An uptick in continuing unemployment and a weak December jobs report suggested weakening of the support that had been provided by a fully employed labor force. While we don't yet know whether December's weakness was anomalous, the potential for a downtrend in private sector jobs is worrisome, especially since it was reinforced by a significant jump in the unemployment rate to 5.0% from 4.7%.

     As the likelihood of recession in the U.S. increased, defensive sectors like Consumer Staples, Utilities, and Health Care outperformed. Energy and Basic Materials continued to do well under the assumption a U.S. led recession will not cause a significant global slowdown that would affect pricing and demand for basic commodities.

     The style boxes for 2007 show that Growth outperformed Value which was hurt by financials and homebuilders. Large-Cap, helped by multinationals which expect earnings growth from international markets, outperformed Small-Cap. Using the Russell indices as a proxy (see table below), growth outperformed value in large companies by 12% and by nearly 17% in small companies. Large companies outperformed small companies by over 7%. Looking at the most extreme difference, the spread between the performances of Large Growth vs. Small Value was nearly 22%.

                                           2007 RETURNS
                        --------------------------------------------------------
                           VALUE               CORE               GROWTH
                        --------------------------------------------------------
   Mega (R200)             0.25%               5.89%              12.15%
                        --------------------------------------------------------
   Large (R1000)          (0.17)%              5.77%              11.81%
                        --------------------------------------------------------
   Mid Cap (RMid)         (1.42)%              5.60%              11.43%
                        --------------------------------------------------------
   Small (R2000)          (9.78)%             (1.56)%              7.06%
                        --------------------------------------------------------

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


     As mentioned above, S&P 500 earnings (as measured by Thomson First Call on a Pro Forma Basis) declined 5.7% in the third quarter and will almost certainly record another decline in the fourth quarter. Thomson First Call Pro Forma earnings include write-offs of both financial companies and write-downs taken by homebuilders on land holdings. This implies that today's pro forma earnings are a high quality and conservative measure of earnings which is the opposite of what pro forma earnings represented in the tech bubble of the late 1990's. Without the drag from Financials, it has been estimated that S&P 500 earnings would have risen 3.5% in the third quarter. The only other sector that showed a decline in the third quarter was Energy which was due to a plunge in refining margins. Fourth quarter earnings are likely to be down over 9%, but ex-Financials, consensus earnings actually show a predicted increase of nearly 12%. Although a handful of retailers (notably Bed Bath and Beyond among others) have warned of weak fourth quarter earnings, it is too early in the earnings season to draw any conclusion from changing corporate guidance. At this point, consensus estimates for 2008 predict a double digit earnings increase which seems unlikely but is conceivable due to continued global economic growth, weakness in the U.S. dollar that should support export earnings and easy comparisons to the Financial sector in the second half.

     To date the Federal Reserve (the "Fed") has maintained a balanced viewpoint between the risks of inflation and the possibility of recession. After the weak employment report it seems more likely that the Fed will lower interest rates again in January. The Federal Funds rate peaked at 5.25% last summer and was lowered three times since to 4.25% as of year end. With the three-month Treasury Bill rate at 3.20%, the markets seem to be foreshadowing another Federal Funds rate reduction. The counter argument is continued upward pressure on commodity prices that could reignite an inflationary spiral. Oil prices have just touched $100 per barrel and appear to be in a strong uptrend. Food prices have been strong as well and the price of other commodities such as copper and gold continue to be near their highs. While $100 oil is a headline grabber and has a disproportionate effect on lower income consumers, the fact is that labor accounts for 70% of overall corporate costs while commodities are only about 7%. Thus it will take more than rising commodity costs to ignite a harmful wage price spiral.

     The ongoing weakness in the dollar is one reason why the Fed might err on the side of caution. Our trade deficit peaked in August, 2006 and is gradually improving. The purchasing power of foreign currencies relative to the dollar makes the U.S. a bargain to foreign buyers. Already foreign manufacturers are expanding U.S. production capacity and stories of Canadian and European tourists combining vacations with shopping sprees are becoming commonplace. For these reasons, the weakening of the dollar should come to an end.

     The first half of 2008 looks challenging for the U.S. economy as the credit crisis threatens to bring about a recession. The Fed will need to continue to lower rates to ensure that if a recession starts, its depth is shallow and its duration is short lived. Despite the clouds over the economy, the stock market has significant upside. It may turn out that the worst is behind us in terms of Financial sector losses in which case the S&P 500 earnings should hold up well. Stock market valuations relative to money market rates and bond yields are attractive. Equity investors, given their propensity to look forward, can be expected to increase multiples when they see that the housing crisis, credit crunch, and weakening employment coming to an end and a cycle of growth begin.

MANAGEMENT'S DISCUSSION OF FUND AND PERFORMANCE

     The 2007 calendar year was generally good for our Equity Funds relative to their benchmark indices. Large-Cap Core, Large-Cap Value, Small-Cap Growth, and Small-Cap Value (Institutional and A Shares) all outperformed their respective Russell indices. Only Large-Cap Growth underperformed and it was strongly positive on an absolute basis. The fiscal year to date (i.e. the recent six-month period) has been

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


more challenging. The Large-Cap Core and Large-Cap Value outperformed. Small-Cap Growth and Small-Cap Value underperformed by less than a percent. Large-Cap Growth underperformed by less than two percent. Our performance in the first half of the calendar year emphasized small and mid-cap takeover candidates which our quantitative model favored. As takeovers dissipated in mid-year we lost some ground relative to our benchmarks.

     The full year 2007 was driven by momentum. For most of the year, momentum factors were the most important determinants of predicting future returns. Valuation measures were on the other end of the spectrum with low valuation being the worst predictor of future returns. Much of these phenomena could be seen with homebuilding and financial stocks. These stocks declined month after month for the entire year. No matter how cheap these stocks appeared, they continued to underperform month after month. On the other side, many stocks continued to outperform, no matter how expensive they appeared. Some of the better performing stocks never appeared overly expensive because their earnings "caught up" to their price. Many of these stocks were leveraged to a rapidly growing international economy.

     Our multi-factor return model performed well in 2007 with out-performance in most of our funds relative to their benchmarks. There were two significant turning points in the market from a factor standpoint this year. In February, the factor model moved toward growth characteristics and away from value and the model generally stayed with a growth bias for the rest of the year. There were two value measures, price to cash flow and price to sales that stayed in favor until August. The model struggled to try and identify buyout candidates that private equity were finding attractive for leverage buyout where cash flow was plentiful to support higher levels of debt. That came to an end in August as financing became more difficult to obtain and many of those deals dried up. From that point forward, momentum and higher valuations of growth stocks were the predicted and realized best performers.

     Toward the end of the calendar year, the factor model favored large and mid-cap stocks with a strong growth over value tilt. The sectors with the highest projected returns were Energy, Utilities, Telecom Services, Basic Materials, and Health Care. The sectors the model wanted to avoid were Financials and Consumer Discretionary. The factors most in favor were stock price momentum, low dividend yield, high profitability, and higher valuations.

WILMINGTON LARGE-CAP CORE FUND

     The Institutional Shares of the Wilmington Large-Cap Core Fund ("Large-Cap Core") returned 0.09% for the six-month period ended December 31, 2007, compared to a return of -1.31% for the Russell 1000 Index.

     The top ten holdings as of December 31, 2007, representing approximately 25.38% of total investments, were:


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Exxon Mobil Corp.                     3.79%
General Electric Co.                  2.93%
Johnson & Johnson                     2.81%
ChevronTexaco Corp.                   2.66%
Apple Computer, Inc.                  2.51%


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Archer-Daniels-Midland Co.            2.43%
Kimberly-Clark Corp.                  2.15%
Verizon Communications, Inc.          2.11%
Loews Corp.                           2.01%
AGCO Corp.                            1.98%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
     PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

----------------------------------------------------------------------------------------------------------
                                                          Average Annual Total Returns
                                      --------------------------------------------------------------------
                                         SIX                                                   SINCE
                                        MONTH        1 YEAR        5 YEAR         10 YEAR     INCEPTION(1)
                                      ---------     ---------      -------       ---------   -------------
Large-Cap Core Fund
-- Institutional Shares                 0.09%         7.09%        11.35%          3.63%          N/A
-- A Shares (with sales charge)(2)     (3.59)%        3.04%          N/A            N/A          6.14%
-- A Shares at NAV                     (0.08)%        6.79%          N/A            N/A          8.03%
Russell 1000 Index                     (1.31)%        5.77%        13.43%          6.20%         9.95%
----------------------------------------------------------------------------------------------------------


-------------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR THE INSTITUTIONAL SHARES WHICH HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
     PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON LARGE-CAP GROWTH FUND

     The   Institutional   Shares  of  the  Wilmington   Large-Cap  Growth  Fund
("Large-Cap Growth") returned 1.67% for the six-month period ended December 31, 2007, compared to a return of 3.41% for the Russell 1000 Growth Index.

     The top ten holdings as of December 31, 2007, representing approximately 26.64% of total investments, were:


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Microsoft Corp.                        4.76%
Apple Computer, Inc.                   3.73%
Johnson & Johnson                      2.75%
Intuitive Surgical, Inc.               2.60%
Google, Inc. -- Class A                2.39%


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Freeport-McMoRan Copper &
  Gold, Inc. -- Class B                2.17%
PepsiCo, Inc.                          2.08%
Flowserve Corp.                        2.08%
Cisco Systems, Inc.                    2.08%
The Mosaic Co.                         2.00%

----------------------------------------------------------------------------------------------------------
                                                          Average Annual Total Returns
                                      --------------------------------------------------------------------
                                         SIX                                                   SINCE
                                        MONTH        1 YEAR        5 YEAR         10 YEAR     INCEPTION(1)
                                      ---------     ---------      -------       ---------   -------------
Large-Cap Growth Fund
-- Institutional Shares                 1.67%        10.14%       10.44%         1.02%          N/A
-- A Shares (with sales charge)(2)     (2.06)%        5.90%         N/A           N/A          5.28%
-- A Shares at NAV                      1.52%         9.73%         N/A           N/A          7.12%
Russell 1000 Growth Index               3.41%        11.81%       12.11%         3.83%         9.83%
----------------------------------------------------------------------------------------------------------


-------------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR THE INSTITUTIONAL SHARES WHICH HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON LARGE-CAP VALUE FUND

     The Institutional Shares of the Wilmington Large-Cap Value Fund returned -1.70% for the six-month period ended December 31, 2007, compared to a return of -6.03% for the Russell 1000 Value Index.

     The top ten holdings as of December 31, 2007, representing approximately 35.22% of total investments, were:


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Exxon Mobil Corp.                     7.32%
Institutional Money Market
  Trust                               6.74%
General Electric Co.                  4.34%
ChevronTexaco Corp.                   2.77%
AT&T, Inc.                            2.61%


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Verizon Communications, Inc.          2.55%
Altria Group, Inc.                    2.39%
JPMorgan Chase & Co.                  2.22%
U.S. Bancorp                          2.19%
Bank of America Corp.                 2.09%


     The following performance table compares the performance of the Wilmington Large-Cap Value Fund ("Large-Cap Value") and its predecessor, the Value Stock Fund (a collective investment fund), with that of the Russell 1000 Value Index for the ten years ended December 31, 2007. The Value Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Shares of the Large-Cap Value Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Value Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Value Stock Fund had registered under the 1940 Act, its performance may have been different.

--------------------------------------------------------------------------------------------------------
                                                          Average Annual Total Returns
                                      ------------------------------------------------------------------
                                         SIX                                                   SINCE
                                        MONTH        1 YEAR      5 YEAR         10 YEAR     INCEPTION(1)
                                      ---------     ---------    -------       ---------   -------------
Large-Cap Value Fund
-- Institutional Shares                (1.70)%       6.23%       13.02%          4.15%          N/A
-- A Shares (with sales charge)(2)     (5.23)%       2.26%         N/A            N/A          8.47%
-- A Shares at NAV                     (1.81)%       5.98%         N/A            N/A         10.37%
Russell 1000 Value Index               (6.03)%      (0.17)%      14.63%          7.68%         9.94%
--------------------------------------------------------------------------------------------------------

--------------

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR THE INSTITUTIONAL SHARES WHICH HAVE BEEN IN EXISTENCE MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON SMALL-CAP CORE FUND

     The Institutional Shares of the Wilmington Small-Cap Core Fund (the "Fund") returned -8.81% for the six-month period ended December 31, 2007, compared to a return of -7.53% for the Russell 2000 Index.

     Unlike the other Wilmington Equity Funds described in this report, which are advised by Rodney Square Management Corporation ("RSMC") and sub-advised entirely by Wilmington Trust Investment Management, LLC ("WTIM"), the Small-Cap Core Fund employs a multi-manager approach. Cramer Rosenthal McGlynn, LLC ("CRM") and Roxbury Capital Management, LLC ("Roxbury"), which are affiliates of Wilmington Trust, join RSMC/WTIM in managing the Small-Cap Core Fund's assets. Each sub-adviser bears investment responsibility for roughly one-third of the Fund's assets. During the six months ended December 31, 2007, the portfolios of all three sub-advisers produced negative returns, though the portfolios managed by CRM and WTIM did hold up better than their relevant benchmark indices.

     CRM's portfolio of value-oriented stocks declined -6.63% during the third quarter of 2007, suffering a bit more than the Russell 2000 Value Index, which fell -6.26%. During the final three months of the 2007, CRM's portfolio declined another -4.68%, but it fared well against the Russell 2000 Value Index, which fell -7.28%.

     Roxbury's portfolio of growth-oriented stocks slipped -0.36% during the third quarter of 2007, trailing slightly the 0.02% return of the Russell 2000 Growth Index. Then Roxbury struggled considerably: its portfolio lost -7.71% during the final three months of 2007, while the Russell 2000 Growth Index declined -2.10%. Roxbury's underperformance at year-end owed in part to sharp declines in a pair of stocks. Men's Wearhouse, the specialty apparel retailer, plummeted 45% after it issued an earnings warning. Metal building components manufacturer NCI Building Systems, meanwhile, fell 41% on worries about weakness in non-residential construction.

     WTIM's portfolio, which includes a blend of growth and value stocks, declined -6.71% during the third quarter of 2007, lagging the -3.09% downturn in the Russell 2000 Index. During the final three months of 2007, WTIM's portfolio returned 0.11%--a modest gain but better than the -4.58% drop in the Russell 2000 Index.

     The top ten holdings as of December 31, 2007, representing approximately 16.13% of total investments, were:


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Institutional Money
  Market Trust                         4.56%
iShares Russell 2000
  Index Fund                           2.36%
Greif Corp. - Class A                  1.28%
Illumina, Inc.                         1.19%
Barnes Group, Inc.                     1.18%


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Airgas, Inc.                           1.15%
Global Payments, Inc.                  1.15%
Sigma Designs, Inc.                    1.11%
Affiliated Managers Group, Inc.        1.11%
Compass Minerals International, Inc.   1.04%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

---------------------------------------------------------------------------------------------------------
                                                          Average Annual Total Returns
                                      -------------------------------------------------------------------
                                         SIX                                   SINCE           SINCE
                                        MONTH        1 YEAR      5 YEAR      INCEPTION(1)    INCEPTION(2)
                                      ---------     ---------    -------     ------------   -------------
Small-Cap Core Fund
-- Institutional Shares                   (8.81)%       (0.74)%      12.30%        4.86%         N/A
-- A Shares (with sales charge)(3)       (12.13)%       (4.53)%        N/A          N/A         3.76%
-- A Shares at NAV                        (8.94)%       (1.03)%        N/A          N/A         5.76%
Russell 2000 Index                        (7.53)%       (1.57)%      16.25%        7.09%        7.90%
---------------------------------------------------------------------------------------------------------

----------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL SHARES ARE FOR THE PERIOD JUNE 29, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON SMALL-CAP GROWTH FUND

     The   Institutional   Shares  of  the  Wilmington   Small-Cap  Growth  Fund
("Small-Cap Growth") returned -2.66% for the six-month period ended December 31, 2007, compared to a return of -2.09% for the Russell 2000 Growth Index.

     The top ten holdings as of December 31, 2007, representing approximately 18.49% of total investments, were:


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Bucyrus International, Inc. -
  Class A                              2.58%
Illumina, Inc.                         2.51%
Equinix, Inc.                          2.06%
Morningstar, Inc.                      2.02%
Sigma designs, Inc.                    1.74%


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Concur Technologies, Inc.              1.69%
Atlas america, Inc.                    1.58%
Petroleum Development Corp.            1.56%
Comtech Telecommunications Corp.       1.40%
Omnicell, Inc.                         1.35%


----------------------------------------------------------------------------
                                             Average Annual Total Returns
                                      --------------------------------------
                                         SIX                       SINCE
                                        MONTH       5 YEAR      INCEPTION(1)
                                      ---------     -------     ------------
Small-Cap Growth Fund
-- Institutional Shares                (2.66)%      11.63%         8.78%
-- A Shares (with sales charge)(2)     (6.12)%       7.56%         6.66%
-- A Shares at NAV                     (2.72)%      11.42%         8.53%
Russell 2000 Growth Index              (2.09)%       7.05%        10.17%
----------------------------------------------------------------------------


---------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON SMALL-CAP VALUE FUND

     The Institutional Shares of the Wilmington Small-Cap Value Fund ("Small-Cap Value") returned -13.65% for the six-month period ended December 31, 2007, compared to a return of -13.08% for the Russell 2000 Value Index.

     The top ten holdings as of December 31, 2007, representing approximately 19.68% of total investments, were:



                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Central European Distribution
   Corp.                               2.15%
Golden Telecom, Inc.                   2.05%
Northwest Natural Gas Co.              2.05%
Nationwide Health Properties,
  Inc.                                 1.97%
Interactive Data Corp.                 1.97%


                                 PERCENT OF TOTAL
10 LARGEST HOLDINGS                INVESTMENTS
---------------------          ---------------------
Alliance Imaging, Inc.                 1.95%
Valmont Industries, Inc.               1.92%
Ameron International Corp.             1.88%
Greif Corp. - Class A                  1.87%
Century Aluminum Co.                   1.87%


----------------------------------------------------------------------------
                                           Average Annual Total Returns
                                      --------------------------------------
                                         SIX                       SINCE
                                        MONTH       5 YEAR      INCEPTION(1)
                                      ---------     -------     ------------
Small-Cap Value Fund
-- Institutional Shares               (13.65)%      (7.57)%        4.53%
-- A Shares (with sales charge)(2)    (16.76)%     (11.06)%        2.47%
-- A Shares at NAV                    (13.77)%      (7.81)%        4.27%
Russell 2000 Value Index              (13.08)%      (9.78)%        5.50%
----------------------------------------------------------------------------


------------------

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS), THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


     We invite your comments and questions and thank you for your investment in the Wilmington Equity Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.


                                                             Sincerely,


                                                             /s/ Neil Wolfson


                                                             Neil Wolfson
                                                             President
January 24, 2008


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    EXPENSE DISCLOSURE (UNAUDITED)
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.


FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

EXPENSE TABLES

                                                    BEGINNING            ENDING                       EXPENSES
                                                     ACCOUNT            ACCOUNT        ANNUALIZED       PAID
                                                      VALUE              VALUE          EXPENSE        DURING
                                                     7/01/07           12/31/07          RATIO         PERIOD*
                                                  ------------       -----------       ---------     ---------
LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00        $1,000.90         0.80%          $4.02
Hypothetical 5% Return Before Expenses ........       1,000.00         1,021.11         0.80%           4.06

LARGE-CAP CORE FUND -- A SHARES
Actual Fund Return ............................      $1,000.00        $  999.20         1.05%          $5.28
Hypothetical 5% Return Before Expenses ........       1,000.00         1,019.86         1.05%           5.33

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
================================================================================

                                                    BEGINNING            ENDING                       EXPENSES
                                                     ACCOUNT            ACCOUNT        ANNUALIZED       PAID
                                                      VALUE              VALUE          EXPENSE        DURING
                                                     7/01/07           12/31/07          RATIO         PERIOD*
                                                  ------------       -----------       ---------     ---------

LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00        $1,016.70         1.08%         $ 5.47
Hypothetical 5% Return Before Expenses ........       1,000.00         1,019.71         1.08%           5.50

LARGE-CAP GROWTH FUND -- A SHARES
Actual Fund Return ............................      $1,000.00        $1,015.20         1.33%         $ 6.74
Hypothetical 5% Return Before Expenses ........       1,000.00         1,018.45         1.33%           6.75

LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00        $  983.00         1.17%         $ 5.83
Hypothetical 5% Return Before Expenses ........       1,000.00         1,019.25         1.17%           5.95

LARGE-CAP VALUE FUND -- A SHARES
Actual Fund Return ............................      $1,000.00        $  981.90         1.41%         $ 7.02
Hypothetical 5% Return Before Expenses ........       1,000.00         1,018.05         1.41%           7.15

SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00        $  911.90         1.71%         $ 8.22
Hypothetical 5% Return Before Expenses ........       1,000.00         1,016.43         1.71%           8.70

SMALL-CAP CORE FUND -- A SHARES
Actual Fund Return ............................      $1,000.00        $  910.60         1.97%         $ 9.46
Hypothetical 5% Return Before Expenses ........       1,000.00         1,015.11         1.97%          10.03

SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00        $  973.40         1.05%         $ 5.21
Hypothetical 5% Return Before Expenses ........       1,000.00         1,019.86         1.05%           5.35

SMALL-CAP GROWTH FUND -- A SHARES
Actual Fund Return ............................      $1,000.00        $  972.80         1.30%         $ 6.45
Hypothetical 5% Return Before Expenses ........       1,000.00         1,018.60         1.30%           6.60

SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00        $  863.50         1.05%         $ 4.92
Hypothetical 5% Return Before Expenses ........       1,000.00         1,019.86         1.05%           5.35

SMALL-CAP VALUE FUND -- A SHARES
Actual Fund Return ............................      $1,000.00        $  862.30         1.30%         $ 6.09
Hypothetical 5% Return Before Expenses ........       1,000.00         1,018.60         1.30%           6.60

--------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
================================================================================


PORTFOLIO HOLDINGS

DECEMBER 31, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Equity Funds as a percentage of its total investments.


LARGE-CAP CORE FUND
Common Stocks
  Information Technology           17.8%
  Industrials                      13.2%
  Energy                           12.8%
  Financials                       12.8%
  Health Care                       9.8%
  Consumer Staples                  8.7%
  Materials                         8.0%
  Consumer Discretionary            6.7%
  Utilities                         4.0%
  Telecommunication Services        3.8%
Short-Term Investments              2.4%
                                 ------
                                  100.0%
                                 ======

LARGE-CAP VALUE FUND
Common Stocks
  Financials                       24.5%
  Energy                           16.5%
  Consumer Staples                 10.4%
  Industrials                       9.3%
  Materials                         9.0%
  Telecommunication Services        6.4%
  Utilities                         5.8%
  Health Care                       4.4%
  Consumer Discretionary            4.0%
  Information Technology            3.4%
Short-Term Investments              6.3%
                                 ------
                                  100.0%
                                 ======


LARGE-CAP GROWTH FUND
Common Stocks
  Information Technology           27.4%
  Health Care                      15.3%
  Industrials                      15.0%
  Energy                           11.4%
  Consumer Staples                 10.1%
  Consumer Discretionary            9.1%
  Materials                         6.5%
  Financials                        3.3%
  Utilities                         1.5%
  Telecommunication Services        0.3%
Short-Term Investments              0.1%
                                 ------
                                  100.0%
                                 ======


SMALL-CAP CORE FUND
Common Stocks
  Industrials                      19.2%
  Information Technology           19.2%
  Health Care                      13.7%
  Financials                       11.3%
  Consumer Discretionary           10.3%
  Materials                         6.9%
  Consumer Staples                  4.2%
  Energy                            4.2%
  Utilities                         2.0%
  Telecommunication Services        0.3%
Exchange-Traded Funds               2.3%
Short-Term Investments              6.4%
                                 ------
                                  100.0%
                                 ======

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
    DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED
================================================================================


SMALL-CAP GROWTH FUND
  Common Stocks
  Information Technology           27.0%
  Health Care                      20.1%
  Industrials                      14.5%
  Consumer Discretionary           11.0%
  Materials                         9.3%
  Energy                            8.9%
  Financials                        6.1%
  Telecommunication Services        1.9%
  Consumer Staples                  1.0%
  Utilities                         0.1%
Short-Term Investments              0.1%
                                 ------
                                  100.0%
                                 ======


SMALL-CAP VALUE FUND
  Common Stocks
  Financials                       25.2%
  Industrials                      22.8%
  Materials                        13.7%
  Information Technology            8.3%
  Consumer Discretionary            7.3%
  Telecommunication Services        4.9%
  Health Care                       4.8%
  Utilities                         4.8%
  Energy                            4.3%
  Consumer Staples                  3.7%
Short-Term Investments              0.2%
                                 ------
                                  100.0%
                                 ======



DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

    (Showing Percentage of Net Assets)
================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
COMMON STOCK -- 99.1%
 CONSUMER DISCRETIONARY -- 6.8%
   HOTELS, RESTAURANTS & LEISURE -- 3.9%
     Carnival Corp. ............................     5,200      $   231,348
     International Game Technology .............     8,500          373,405
     Las Vegas Sands Corp.* ....................     1,500          154,575
     McDonald's Corp. ..........................     7,100          418,261
     Starbucks Corp.* ..........................     3,700           75,739
                                                                -----------
                                                                  1,253,328
                                                                -----------
   HOUSEHOLD DURABLES -- 1.4%
     Snap-On, Inc. .............................     9,200          443,808
                                                                -----------
   MEDIA -- 1.5%
     Central European Media Enterprises,
        Ltd. Class A* ..........................     1,500          173,970
     EchoStar CommunicationsCorp. - Class A* ...     7,800          294,216
                                                                -----------
                                                                    468,186
                                                                -----------
   TOTAL CONSUMER DISCRETIONARY ..........................        2,165,322
                                                                -----------
 CONSUMER STAPLES -- 8.8%
   BEVERAGES -- 0.9%
     Hansen Natural Corp.* .....................     4,000          177,160
     The Coca-Cola Co. .........................     1,500           92,055
                                                                -----------
                                                                    269,215
                                                                -----------
   FOOD PRODUCTS -- 3.7%
     Archer-Daniels-Midland Co. ................    16,500          766,095
     Kellogg Co. ...............................     4,700          246,421
     Kraft Foods, Inc.  Class A ................     4,428          144,486
                                                                -----------
                                                                  1,157,002
                                                                -----------
   HOUSEHOLD PRODUCTS -- 2.7%
     Church & Dwight Co., Inc. .................     3,400          183,838
     Kimberly-Clark Corp. ......................     9,800          679,532
                                                                -----------
                                                                    863,370
                                                                -----------
   TOBACCO -- 1.5%
     Altria Group, Inc. ........................     6,400          483,712
                                                                -----------
   TOTAL CONSUMER STAPLES ................................        2,773,299
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 ENERGY -- 12.9%
   ENERGY EQUIPMENT & SERVICES -- 2.8%
     Baker Hughes, Inc.(1) .....................     2,400      $   194,640
     National Oilwell Varco, Inc.* .............     2,500          183,650
     Schlumberger, Ltd. ........................     4,600          452,502
     Transocean, Inc* ..........................       329           47,096
                                                                -----------
                                                                    877,888
                                                                -----------
   OIL, GAS & CONSUMABLE FUELS -- 10.1%
     Apache Corp. ..............................     3,000          322,620
     ChevronTexaco Corp. .......................     9,000          839,970
     ConocoPhillips ............................     3,800          335,540
     Denbury Resources, Inc.* ..................     5,800          172,550
     Exxon Mobil Corp. .........................    12,774        1,196,796
     Southwestern Energy Co.* ..................     2,800          156,016
     Valero Energy Corp. .......................     2,700          189,081
                                                                -----------
                                                                  3,212,573
                                                                -----------
   TOTAL ENERGY ..........................................        4,090,461
                                                                -----------
 FINANCIALS -- 13.0%
   COMMERCIAL BANKS -- 2.2%
     U.S. Bancorp ..............................    16,200          514,188
     Wells Fargo & Co. .........................     5,900          178,121
                                                                -----------
                                                                    692,309
                                                                -----------
   CONSUMER FINANCE -- 0.7%
     American Express Co. ......................     4,300          223,686
                                                                -----------
   DIVERSIFIED FINANCIAL SERVICES -- 2.7%
     CME Group, Inc. ...........................       700          480,200
     JPMorgan Chase & Co. ......................     8,000          349,200
     Leucadia National Corp.(1) ................       600           28,260
                                                                -----------
                                                                    857,660
                                                                -----------
   INSURANCE -- 7.1%
     Assurant, Inc. ............................     6,100          408,090
     Hartford Financial Services Group, Inc. ...     5,800          505,702
     Loews Corp. ...............................    12,600          634,284
     MetLife, Inc. .............................     2,800          172,536
     The Travelers Cos., Inc. ..................     5,100          274,380
     Wesco Financial Corp. .....................       600          244,200
                                                                -----------
                                                                  2,239,192
                                                                -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   REAL ESTATE INVESTMENT TRUSTS -- 0.3%
     Simon Property Group, Inc. ................       900      $    78,174
                                                                -----------
   TOTAL FINANCIALS ......................................        4,091,021
                                                                -----------
 HEALTH CARE -- 10.0%
   BIOTECHNOLOGY -- 1.8%
     Celgene Corp.* ............................     5,500          254,155
     ImClone Systems, Inc.* ....................     7,400          318,200
                                                                -----------
                                                                    572,355
                                                                -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
     Intuitive Surgical, Inc.* .................       500          162,250
                                                                -----------
   HEALTH CARE PROVIDERS & SERVICES -- 1.0%
     WellPoint, Inc.* ..........................     3,600          315,828
                                                                -----------
   PHARMACEUTICALS -- 6.7%
     Abbott Laboratories .......................     1,900          106,685
     Allergan, Inc. ............................     2,100          134,904
     Bristol-Myers Squibb Co. ..................     3,500           92,820
     Eli Lilly & Co. ...........................    10,100          539,239
     Johnson & Johnson .........................    13,300          887,110
     Merck & Co., Inc. .........................     4,000          232,440
     Wyeth .....................................     2,300          101,637
                                                                -----------
                                                                  2,094,835
                                                                -----------
   TOTAL HEALTH CARE .....................................        3,145,268
                                                                -----------
 INDUSTRIALS -- 13.4%
   AEROSPACE & DEFENSE -- 3.3%
     BE Aerospace, Inc.* .......................     2,000          105,800
     Lockheed Martin Corp. .....................     3,800          399,988
     Precision Castparts Corp. .................     2,700          374,490
     United Technologies Corp. .................     2,000          153,080
                                                                -----------
                                                                  1,033,358
                                                                -----------
   COMMERCIAL SERVICES & SUPPLIES -- 1.2%
     Covanta Holding Corp.* ....................    13,600          376,176
                                                                -----------
   CONSTRUCTION & ENGINEERING -- 1.0%
     Fluor Corp. ...............................     2,200          320,584
                                                                -----------
   INDUSTRIAL CONGLOMERATES -- 5.3%
     3M Co. ....................................     5,600          472,192
     General Electric Co. ......................    24,885          922,487
     McDermott International, Inc.* ............     5,000          295,150
                                                                -----------
                                                                  1,689,829
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   MACHINERY -- 2.6%
     AGCO Corp.* ...............................     9,200      $   625,416
     Danaher Corp. .............................     2,100          184,254
                                                                -----------
                                                                    809,670
                                                                -----------
   TOTAL INDUSTRIALS .....................................        4,229,617
                                                                -----------
 INFORMATION TECHNOLOGY -- 18.1%
   COMMUNICATIONS EQUIPMENT -- 2.3%
     Ciena Corp.* ..............................     3,900          133,029
     Cisco Systems, Inc.* ......................    14,100          381,687
     Corning, Inc. .............................     9,100          218,309
                                                                -----------
                                                                    733,025
                                                                -----------
   COMPUTERS & PERIPHERALS -- 7.6%
     Apple Computer, Inc.* .....................     4,000          792,320
     Hewlett-Packard Co. .......................     8,700          439,176
     International Business Machines Corp. .....     4,900          529,690
     Teradata Corp.* ...........................     2,700           74,007
     Western Digital Corp.* ....................    18,000          543,780
                                                                -----------
                                                                  2,378,973
                                                                -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
     Agilent Technologies, Inc.* ...............    14,300          525,382
                                                                -----------
   INTERNET SOFTWARE & SERVICES -- 2.2%
     Akamai Technologies, Inc.*(1) .............     8,400          290,640
     Google, Inc. - Class A* ...................       600          414,888
                                                                -----------
                                                                    705,528
                                                                -----------
   IT SERVICES -- 0.2%
     Accenture, Ltd. - Class A .................     2,000           72,060
                                                                -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
     Applied Materials, Inc.(1) ................     9,300          165,168
     Broadcom Corp. - Class A* .................     4,200          109,788
     Cypress Semiconductor Corp.* ..............     8,500          306,255
                                                                -----------
                                                                    581,211
                                                                -----------
   SOFTWARE -- 2.2%
     Activision, Inc.* .........................       500           14,850


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   SOFTWARE -- (CONTINUED)
     Autodesk, Inc.* ...........................     2,100      $   104,496
     Microsoft Corp. ...........................    16,497          587,293
                                                                -----------
                                                                    706,639
                                                                -----------
   TOTAL INFORMATION TECHNOLOGY ..........................        5,702,818
                                                                -----------
 MATERIALS -- 8.1%
   CHEMICALS -- 2.0%
     Air Products & Chemicals, Inc. ............       900           88,767
     Monsanto Co. ..............................     1,000          111,690
     PPG Industries, Inc. ......................       900           63,207
     Praxair, Inc. .............................     1,900          168,549
     The Mosaic Co.* ...........................     2,000          188,680
                                                                -----------
                                                                    620,893
                                                                -----------
   CONTAINERS & PACKAGING -- 1.8%
     Crown Holdings, Inc.* .....................    22,800          584,820
                                                                -----------
   METALS & MINING -- 4.3%
     Allegheny Technologies, Inc. ..............       900           77,760
     Freeport-McMoRan Copper & Gold, Inc. -
        Class B ................................     4,400          450,736
     Newmont Mining Corp. ......................     1,800           87,894
     Nucor Corp. ...............................     5,200          307,944
     Southern Copper Corp.(1) ..................     1,100          115,643
     Steel Dynamics, Inc. ......................     5,300          315,721
                                                                -----------
                                                                  1,355,698
                                                                -----------
   TOTAL MATERIALS .......................................        2,561,411
                                                                -----------
 TELECOMMUNICATION SERVICES -- 3.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.4%
     AT&T, Inc. ................................     9,900          411,444
     Verizon Communications, Inc. ..............    15,200          664,088
                                                                -----------
                                                                  1,075,532
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
     U.S. Cellular Corp.* ......................     1,800      $   151,380
                                                                -----------
   TOTAL TELECOMMUNICATION SERVICES ......................        1,226,912
                                                                -----------
 UTILITIES -- 4.1%
   ELECTRIC UTILITIES -- 2.4%
     Duke Energy Corp. .........................     8,700          175,479
     Sierra Pacific Resources Corp. ............    34,300          582,414
                                                                -----------
                                                                    757,893
                                                                -----------
 MULTI-UTILITIES -- 1.7%
     CMS Energy Corp.(1) .......................    30,200          524,876
                                                                -----------
   TOTAL UTILITIES .......................................        1,282,769
                                                                -----------
   TOTAL COMMON STOCK
     (COST $27,058,724) ..................................       31,268,898
                                                                -----------
 SHORT TERM INVESTMENTS -- 0.2%
     BlackRock Liquidity Funds
       TempCash Portfolio -
       Institutional Series ....................    36,924           36,924
     BlackRock Liquidity Funds
       TempFund Portfolio -
       Institutional Series ....................    36,923           36,923
                                                                -----------
   TOTAL SHORT-TERM INVESTMENTS
     (COST $73,847) ......................................           73,847
                                                                -----------
 SHORT-TERM INVESTMENTS
     HELD AS COLLATERAL
     FOR LOANED SECURITIES(3) -- 2.2%
     Institutional Money Market Trust,
       4.92%, 01/02/08
       (Cost $683,544)..........................   683,544          683,544
                                                                -----------
   TOTAL INVESTMENTS -- 101.5%
     (COST $27,816,115)+ .................................       32,026,289(2)
   LIABILITIES IN EXCESS OF
     OTHER ASSETS, NET -- (1.5)% .........................         (474,244)
                                                                -----------
   NET ASSETS -- 100.0% ..................................      $31,552,045
                                                                ===========

-------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $27,829,165. At December 31, 2007, net unrealized appreciation was $4,197,124. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,875,051, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $677,927.
(1)  Security partially or fully on loan.
(2)  At December 31, 2007, the market value of securities on loan was $660,158.
(3)  See Note 5 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

    (Showing Percentage of Net Assets)
================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
COMMON STOCK -- 99.9%
 CONSUMER DISCRETIONARY -- 9.1%
   HOTELS, RESTAURANTS & LEISURE -- 4.3%
     International Game Technology .............    14,700      $   645,771
     Las Vegas Sands Corp.* ....................     7,600          783,180
     Marriott International, Inc. - Class A ....     2,000           68,360
     MGM MIRAGE* ...............................       600           50,412
     Wynn Resorts, Ltd. ........................       900          100,917
     Yum! Brands, Inc. .........................     8,800          336,776
                                                                -----------
                                                                  1,985,416
                                                                -----------
   INTERNET & CATALOG RETAIL -- 0.5%
     Amazon.com, Inc.* .........................     2,700          250,128
                                                                -----------
   MEDIA -- 4.0%
     Central European Media Enterprises,
        Ltd. Class A* ..........................     2,200          255,156
     EchoStar Communications Corp. - Class A* ..    14,000          528,080
     The DIRECTV Group, Inc.* ..................     5,600          129,472
     The Washington Post Co. ...................     1,000          791,430
     Viacom, Inc. - Class B* ...................     3,000          131,760
                                                                -----------
                                                                  1,835,898
                                                                -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
     Nike, Inc. - Class B ......................     1,900          122,056
                                                                -----------
   TOTAL CONSUMER DISCRETIONARY ..........................        4,193,498
                                                                -----------
 CONSUMER STAPLES -- 10.1%
   BEVERAGES -- 3.4%
     Hansen Natural Corp.* .....................     8,300          367,607
     PepsiCo, Inc. .............................    12,700          963,930
     The Coca-Cola Co. .........................     3,600          220,932
                                                                -----------
                                                                  1,552,469
                                                                -----------
   FOOD & STAPLES RETAILING -- 2.5%
     Costco Wholesale Corp. ....................    10,300          718,528
     CVS Caremark Corp. ........................     9,339          371,225
     Wal-Mart Stores, Inc. .....................     1,000           47,530
                                                                -----------
                                                                  1,137,283
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   FOOD PRODUCTS -- 0.4%
     Campbell Soup Co. .........................     5,700      $   203,661
                                                                -----------
   HOUSEHOLD PRODUCTS -- 3.5%
     Church & Dwight Co., Inc. .................     8,500          459,595
     Colgate-Palmolive Co. .....................     2,200          171,512
     Kimberly-Clark Corp. ......................    12,805          887,899
     Procter & Gamble Co. ......................     1,700          124,814
                                                                -----------
                                                                  1,643,820
                                                                -----------
   TOBACCO -- 0.3%
     Altria Group, Inc. ........................     1,700          128,486
                                                                -----------
   TOTAL CONSUMER STAPLES ................................        4,665,719
                                                                -----------
 ENERGY -- 11.4%
   ENERGY EQUIPMENT & SERVICES -- 4.6%
     Baker Hughes, Inc. ........................     1,900          154,090
     National Oilwell Varco,Inc.* ..............     8,400          617,064
     Oceaneering International, Inc.* ..........     3,900          262,665
     Schlumberger, Ltd. ........................     7,100          698,427
     Smith International, Inc. .................     2,800          206,780
     Transocean, Inc* ..........................     1,329          190,247
                                                                -----------
                                                                  2,129,273
                                                                -----------
   OIL, GAS & CONSUMABLE FUELS -- 6.8%
     Consol Energy, Inc. .......................     1,000           71,520
     Denbury Resources, Inc.* ..................    18,000          535,500
     Exxon Mobil Corp. .........................     5,000          468,450
     Quicksilver Resources, Inc.* ..............     8,500          506,515
     Range Resources Corp. .....................     1,500           77,040
     Southwestern Energy Co.* ..................    13,900          774,508
     Valero Energy Corp. .......................     5,300          371,159
     Williams Cos., Inc. .......................     5,500          196,790
     XTO Energy, Inc. ..........................     2,375          121,980
                                                                -----------
                                                                  3,123,462
                                                                -----------
   TOTAL ENERGY ..........................................        5,252,735
                                                                -----------
 FINANCIALS -- 3.3%
   CAPITAL MARKETS -- 1.2%
     Franklin Resources, Inc. ..................     3,600          411,948
     The Charles Schwab Corp. ..................     6,500          166,075
                                                                -----------
                                                                    578,023
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   DIVERSIFIED FINANCIAL SERVICES -- 1.0%
     CME Group, Inc. ...........................       700      $   480,200
                                                                -----------
   INSURANCE -- 1.1%
     Markel Corp.* .............................     1,000          491,100
                                                                -----------
   TOTAL FINANCIALS ......................................        1,549,323
                                                                -----------
 HEALTH CARE -- 15.3%
   BIOTECHNOLOGY -- 2.7%
     Celgene Corp.* ............................    10,200          471,342
     Gilead Sciences, Inc.* ....................     5,900          271,459
     ImClone Systems, Inc.* ....................    10,000          430,000
     Millennium Pharmaceuticals, Inc.* .........     5,500           82,390
                                                                -----------
                                                                  1,255,191
                                                                -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 5.3%
     Baxter International, Inc. ................    10,500          609,525
     Hospira, Inc.* ............................    12,000          511,680
     Intuitive Surgical, Inc.* .................     3,700        1,200,650
     Stryker Corp. .............................     1,600          119,552
                                                                -----------
                                                                  2,441,407
                                                                -----------
   HEALTH CARE PROVIDERS & SERVICES -- 0.9%
     Medco Health Solutions, Inc.* .............     2,100          212,940
     WellPoint, Inc.* ..........................     2,500          219,325
                                                                -----------
                                                                    432,265
                                                                -----------
   HEALTH CARE TECHNOLOGY -- 0.3%
     Cerner Corp.* .............................     2,700          152,280
                                                                -----------
   LIFE SCIENCES TOOLS & SERVICES -- 0.7%
     Waters Corp.* .............................     4,000          316,280
                                                                -----------
     PHARMACEUTICALS -- 5.4%
     Bristol-Myers Squibb Co. ..................    10,400          275,808
     Eli Lilly & Co. ...........................     7,500          400,425
     Johnson & Johnson .........................    19,100        1,273,970
     Merck & Co., Inc. .........................     9,500          552,045
                                                                -----------
                                                                  2,502,248
                                                                -----------
   TOTAL HEALTH CARE .....................................        7,099,671
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 INDUSTRIALS -- 15.0%
   AEROSPACE & DEFENSE -- 3.2%
     BE Aerospace, Inc.* .......................     2,600      $   137,540
     Goodrich Corp. ............................     2,200          155,342
     Lockheed Martin Corp. .....................     1,500          157,890
     Precision Castparts Corp. .................     6,600          915,420
     United Technologies Corp. .................     1,500          114,810
                                                                -----------
                                                                  1,481,002
                                                                -----------
   COMMERCIAL SERVICES & SUPPLIES -- 1.4%
     Covanta Holding Corp.* ....................    20,200          558,732
     Equifax, Inc. .............................     3,100          112,716
                                                                -----------
                                                                    671,448
                                                                -----------
   CONSTRUCTION & ENGINEERING -- 0.5%
     Fluor Corp. ...............................     1,500          218,580
                                                                -----------
   ELECTRICAL EQUIPMENT -- 0.6%
     General Cable Corp.* ......................     1,500          109,920
     Roper Industries, Inc. ....................     2,700          168,858
                                                                -----------
                                                                    278,778
                                                                -----------
   INDUSTRIAL CONGLOMERATES -- 2.3%
     3M Co. ....................................     8,310          700,699
     McDermott International, Inc.* ............     4,200          247,926
     Textron, Inc. .............................     1,800          128,340
                                                                -----------
                                                                  1,076,965
                                                                -----------
   MACHINERY -- 7.0%
     AGCO Corp.* ...............................    13,600          924,528
     Cummins, Inc. .............................     1,400          178,318
     Danaher Corp. .............................     6,600          579,084
     Flowserve Corp. ...........................    10,000          962,000
     Harsco Corp. ..............................     7,600          486,932
     Lincoln Electric Holdings, Inc. ...........     1,200           85,416
                                                                -----------
                                                                  3,216,278
                                                                -----------
   TOTAL INDUSTRIALS .....................................        6,943,051
                                                                -----------
 INFORMATION TECHNOLOGY -- 27.4%
   COMMUNICATIONS EQUIPMENT -- 4.8%
     Ciena Corp.* ..............................    11,600          395,676
     Cisco Systems, Inc.* ......................    35,500          960,985


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   COMMUNICATIONS EQUIPMENT -- (CONTINUED)
     Corning, Inc. .............................    17,200      $   412,628
     Harris Corp. ..............................     2,200          137,896
     QUALCOMM, Inc. ............................     7,800          306,930
                                                                -----------
                                                                  2,214,115
                                                                -----------
   COMPUTERS & PERIPHERALS -- 6.0%
     Apple Computer, Inc.* .....................     8,700        1,723,296
     Dell, Inc.* ...............................    15,300          375,003
     Hewlett-Packard Co. .......................    13,200          666,336
                                                                -----------
                                                                  2,764,635
                                                                -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
     Agilent Technologies, Inc.* ...............    13,500          495,990
     National Instruments Corp. ................     6,000          199,980
     Trimble Navigation, Ltd.* .................     6,000          181,440
                                                                -----------
                                                                    877,410
                                                                -----------
   INTERNET SOFTWARE & SERVICES -- 4.1%
     Akamai Technologies, Inc.* ................    12,900          446,340
     eBay, Inc.* ...............................     5,300          175,907
     Google, Inc. - Class A* ...................     1,600        1,106,368
     VeriSign, Inc.* ...........................     5,100          191,811
                                                                -----------
                                                                  1,920,426
                                                                -----------
   IT SERVICES -- 0.3%
     Accenture, Ltd. - Class A .................     3,900          140,517
                                                                -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.4%
     Cypress Semiconductor Corp.* ..............    13,700          493,611
     Intel Corp. ...............................    34,000          906,440
     NVIDIA Corp.* .............................     5,000          170,100
                                                                -----------
                                                                  1,570,151
                                                                -----------
   SOFTWARE -- 6.9%
     Adobe Systems, Inc.* ......................     3,100          132,463
     CA, Inc. ..................................     7,000          174,650
     Citrix Systems, Inc.* .....................     6,400          243,264
     Microsoft Corp. ...........................    61,800        2,200,080
     Oracle Corp.* .............................    19,400          438,052
                                                                -----------
                                                                  3,188,509
                                                                -----------
   TOTAL INFORMATION TECHNOLOGY ..........................       12,675,763
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 MATERIALS -- 6.5%
   CHEMICALS -- 3.2%
     Celanese Corp. Series A ...................     2,400      $   101,568
     Monsanto Co. ..............................     2,800          312,732
     Praxair, Inc. .............................     1,500          133,065
     The Mosaic Co.* ...........................     9,800          924,532
                                                                -----------
                                                                  1,471,897
                                                                -----------
   CONSTRUCTION MATERIALS -- 0.2%
     Vulcan Materials Co. ......................     1,300          102,817
                                                                -----------
   CONTAINERS & PACKAGING -- 0.7%
     Crown Holdings, Inc.* .....................    12,200          312,930
                                                                -----------
   METALS & MINING -- 2.4%
     Allegheny Technologies, Inc. ..............     1,500          129,600
     Freeport-McMoRan Copper & Gold, Inc. -
        Class B ................................     9,800        1,003,912
                                                                -----------
                                                                  1,133,512
                                                                -----------
   TOTAL MATERIALS .......................................        3,021,156
                                                                -----------
 TELECOMMUNICATION SERVICES -- 0.3%
   WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
     American Tower Corp. - Class A* ...........     3,300          140,580
                                                                -----------
   TOTAL TELECOMMUNICATION SERVICES ......................          140,580
                                                                -----------
 UTILITIES -- 1.5%
   ELECTRIC UTILITIES -- 0.5%
     Allegheny Energy, Inc. ....................     3,700          235,357
                                                                -----------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.0%
     AES Corp.* ................................    15,100          322,989
     NRG Energy, Inc.* .........................     2,900          125,686
                                                                -----------
                                                                    448,675
                                                                -----------
   TOTAL UTILITIES .......................................          684,032
                                                                -----------
   TOTAL COMMON STOCK
     (COST $41,639,490) ..................................       46,225,528
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 SHORT TERM INVESTMENTS -- 0.1%
     BlackRock Liquidity Funds
        TempCash Portfolio -
        Institutional Series ...................    21,577      $    21,577
     BlackRock Liquidity Funds
        TempFund Portfolio -
        Institutional Series ...................    21,576           21,576
                                                                -----------
   TOTAL SHORT-TERM INVESTMENTS
     (COST $43,153) ......................................           43,153
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
     (COST $41,682,643)(1) ...............................       46,268,681
   LIABILITIES IN EXCESS OF
     OTHER ASSETS, NET -- (0.0)% .........................          (21,911)
                                                                -----------
   NET ASSETS -- 100.0% ..................................      $46,246,770
                                                                ===========










-----------------
*    Non-income producing security.
(1) The cost for Federal income tax purposes is $41,705,938. At December 31, 2007, net unrealized appreciation was $4,562,743. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,651,823, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,089,080.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP VALUE FUND
--------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

    (Showing Percentage of Net Assets)
================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
COMMON STOCK -- 99.9%
 CONSUMER DISCRETIONARY -- 4.3%
   HOTELS, RESTAURANTS & LEISURE -- 2.7%
     Carnival Corp. ............................     4,900      $   218,001
     McDonald's Corp. ..........................    11,900          701,029
                                                                -----------
                                                                    919,030
                                                                -----------
   HOUSEHOLD DURABLES -- 0.9%
     Snap-On, Inc. .............................     5,800          279,792
                                                                -----------
   MEDIA -- 0.7%
     Central European Media Enterprises, Ltd.
         Class A* ..............................     2,100          243,558
                                                                -----------
   TOTAL CONSUMER DISCRETIONARY ..........................        1,442,380
                                                                -----------
   CONSUMER STAPLES -- 11.1%
     FOOD & STAPLES RETAILING -- 1.0%
     BJ's Wholesale Club, Inc.* ................     9,600          324,768
                                                                -----------
   FOOD PRODUCTS -- 3.4%
     Archer-Daniels-Midland Co. ................    13,200          612,876
     Kellogg Co. ...............................     2,600          136,318
     Kraft Foods, Inc. Class A .................    12,557          409,735
                                                                -----------
                                                                  1,158,929
                                                                -----------
   HOUSEHOLD PRODUCTS -- 2.9%
     Church & Dwight Co., Inc. .................     3,300          178,431
     Kimberly-Clark Corp. ......................     8,400          582,456
     Procter & Gamble Co. ......................     2,900          212,918
                                                                -----------
                                                                    973,805
                                                                -----------
     TOBACCO -- 3.8%
     Altria Group, Inc. ........................    10,700          808,706
     Reynolds American, Inc.(1) ................     7,200          474,912
                                                                -----------
                                                                  1,283,618
                                                                -----------
     TOTAL CONSUMER STAPLES ..............................        3,741,120
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 ENERGY -- 17.6%
   OIL, GAS & CONSUMABLE FUELS -- 17.6%
     Apache Corp. ..............................     1,400      $   150,556
     ChevronTexaco Corp. .......................    10,024          935,540
     ConocoPhillips ............................     7,200          635,760
     Exxon Mobil Corp. .........................    26,403        2,473,697
     Forest Oil Corp.* .........................    10,600          538,904
     Hess Corp. ................................     1,800          181,548
     Marathon Oil Corp. ........................     7,000          426,020
     Energy, Inc. ..............................     2,500          198,800
     Spectra Energy Corp. ......................     3,850           99,407
     Valero Energy Corp. .......................     4,300          301,129
                                                                -----------
   TOTAL ENERGY ..........................................        5,941,361
                                                                -----------
 FINANCIALS -- 26.1%
   COMMERCIAL BANKS -- 2.9%
     U.S. Bancorp ..............................    23,300          739,542
     Wells Fargo & Co. .........................     8,500          256,615
                                                                -----------
                                                                    996,157
                                                                -----------
   DIVERSIFIED FINANCIAL SERVICES -- 8.3%
     Bank of America Corp. .....................    17,100          705,546
     BlackRock, Inc. ...........................     2,600          563,680
     Citigroup, Inc. ...........................     7,400          217,856
     JPMorgan Chase & Co.(1) ...................    17,179          749,863
     Leucadia National Corp.(1) ................    11,100          522,810
     The Nasdaq Stock Market, Inc.* ............       900           44,541
                                                                -----------
                                                                  2,804,296
                                                                -----------
   INSURANCE -- 14.1%
     Alleghany Corp.* ..........................     1,300          522,600
     American International Group, Inc. ........     1,200           69,960
     Assurant, Inc. ............................     2,000          133,800
     Chubb Corp. ...............................    10,900          594,922
     Hartford Financial Services Group, Inc. ...     6,800          592,892
     Lincoln National Corp. ....................     8,070          469,836
     Loews Corp. ...............................     9,600          483,264
     Markel Corp.* .............................       300          147,330
     MetLife, Inc. .............................     9,800          603,876
     The Travelers Cos., Inc. ..................    12,800          688,640
     Wesco Financial Corp. .....................     1,100          447,700
                                                                -----------
                                                                  4,754,820
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP VALUE FUND
--------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     AvalonBay Communities, Inc. ...............     2,900      $   273,006
                                                                -----------
   TOTAL FINANCIALS ......................................        8,828,279
                                                                -----------
 HEALTH CARE -- 4.7%
   BIOTECHNOLOGY -- 2.9%
     Biogen Idec, Inc.* ........................     7,800          443,976
     Millennium Pharmaceuticals, Inc.* .........    35,800          536,284
                                                                -----------
                                                                    980,260
                                                                -----------
   HEALTH CARE PROVIDERS & SERVICES -- 0.5%
     CIGNA Corp. ...............................     3,000          161,190
                                                                -----------
   PHARMACEUTICALS -- 1.3%
     Pfizer, Inc. ..............................    12,300          279,579
     Wyeth .....................................     3,700          163,503
                                                                -----------
                                                                    443,082
                                                                -----------
   TOTAL HEALTH CARE .....................................        1,584,532
                                                                -----------
 INDUSTRIALS -- 9.9%
   AEROSPACE & DEFENSE -- 1.3%
     Precision Castparts Corp. .................     3,100          429,970
                                                                -----------
   COMMERCIAL SERVICES & SUPPLIES -- 0.3%
     Equifax, Inc. .............................     2,500           90,900
                                                                -----------
   CONSTRUCTION & ENGINEERING -- 0.0%
     The Shaw Group, Inc.* .....................       100            6,044
                                                                -----------
   INDUSTRIAL CONGLOMERATES -- 4.3%
     General Electric Co. ......................    39,500        1,464,265
                                                                -----------
   MACHINERY -- 4.0%
     AGCO Corp.* ...............................     8,500          577,830
     Dover Corp. ...............................     2,800          129,052
     Flowserve Corp. ...........................     5,200          500,240
     Illinois Tool Works, Inc. .................     2,500          133,850
                                                                -----------
                                                                  1,340,972
                                                                -----------
   TOTAL INDUSTRIALS .....................................        3,332,151
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 INFORMATION TECHNOLOGY -- 3.6%
   COMPUTERS & PERIPHERALS -- 1.9%
     International Business Machines Corp. .....     1,400      $   151,340
     Western Digital Corp.* ....................    16,500          498,465
                                                                -----------
                                                                    649,805
                                                                -----------
   IT SERVICES -- 0.5%
     Computer Sciences Corp.* ..................     3,000          148,410
                                                                -----------
   OFFICE ELECTRONICS -- 1.0%
     Xerox Corp. ...............................    21,000          339,990
                                                                -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
     Cree, Inc.* ...............................     2,500           68,675
                                                                -----------
   TOTAL INFORMATION TECHNOLOGY ..........................        1,206,880
                                                                -----------
 MATERIALS -- 9.6%
   CHEMICALS -- 5.1%
     Air Products & Chemicals, Inc. ............     1,200          118,356
     Airgas, Inc. ..............................     1,900           99,009
     FMC Corp. .................................     9,700          529,135
     PPG Industries, Inc. ......................       900           63,207
     The Dow Chemical Co. ......................     5,800          228,636
     The Mosaic Co.* ...........................     7,400          698,116
                                                                -----------
                                                                  1,736,459
                                                                -----------
   CONTAINERS & PACKAGING -- 1.5%
     Crown Holdings, Inc.* .....................    19,100          489,915
                                                                -----------
   METALS & MINING -- 3.0%
     Freeport-McMoRan Copper & Gold, Inc. - Class B  4,400          450,736
     Nucor Corp. ...............................     3,800          225,036
     United States Steel Corp. .................     2,900          350,639
                                                                -----------
                                                                  1,026,411
                                                                -----------
   TOTAL MATERIALS .......................................        3,252,785
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
LARGE-CAP VALUE FUND
--------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 TELECOMMUNICATION SERVICES -- 6.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.2%
     AT&T, Inc. ................................    21,200      $   881,072
     Verizon Communications, Inc. ..............    19,700          860,693
                                                                -----------
                                                                  1,741,765
                                                                -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
     Telephone & Data Systems, Inc. ............     4,500          281,700
     U.S. Cellular Corp.* ......................     3,500          294,350
                                                                -----------
                                                                    576,050
                                                                -----------
   TOTAL TELECOMMUNICATION SERVICES ......................        2,317,815
                                                                -----------
 UTILITIES -- 6.1%
   ELECTRIC UTILITIES -- 4.1%
     FirstEnergy Corp. .........................     5,900          426,806
     PPL Corp. .................................     8,400          437,556
     Sierra Pacific Resources Corp. ............    30,200          512,796
                                                                -----------
                                                                  1,377,158
                                                                -----------
   GAS UTILITIES -- 0.3%
     Energen Corp. .............................       700           44,961
     Equitable Resources, Inc. .................     1,200           63,936
                                                                -----------
                                                                    108,897
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   MULTI-UTILITIES -- 1.7%
     CenterPoint Energy, Inc. ..................     9,800      $   167,874
     CMS Energy Corp. ..........................    24,000          417,120
                                                                -----------
                                                                    584,994
                                                                -----------
   TOTAL UTILITIES .......................................        2,071,049
                                                                -----------
   TOTAL COMMON STOCK
     (COST $27,544,913) ..................................       33,718,352
                                                                -----------
SHORT-TERM INVESTMENTS
     HELD AS COLLATERAL
     FOR LOANED SECURITIES(3) -- 6.7%
   Institutional Money
      Market Trust
      (Cost $2,275,314) ........................ 2,275,314        2,275,314
                                                                -----------
   TOTAL INVESTMENTS -- 106.6%
      (COST $29,820,227)+ ................................       35,993,666(2)
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (6.6)% .............................       (2,226,349)
                                                                -----------
   NET ASSETS -- 100.0% ..................................      $33,767,317
                                                                ===========

-------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $29,839,482. At December 31, 2007, net unrealized appreciation was $6,154,184. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,720,134 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $565,950.
(1)  Security partially or fully on loan.
(2) At December 31, 2007, the market value of securities on loan was $2,179,901.
(3)  See Note 5 in the Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

    (Showing Percentage of Net Assets)
================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
COMMON STOCK -- 95.4%
 CONSUMER DISCRETIONARY -- 10.8%
   AUTO COMPONENTS -- 1.1%
     ArvinMeritor, Inc.(1) .....................    13,400      $   157,182
     Tenneco, Inc.* ............................     3,700           96,459
                                                                -----------
                                                                    253,641
                                                                -----------
   AUTOMOBILES -- 0.4%
     Thor Industries, Inc.(1) ..................     2,500           95,025
                                                                -----------
   DISTRIBUTORS -- 0.1%
     LKQ Corp.* ................................     1,200           25,224
                                                                -----------
   DIVERSIFIED CONSUMER SERVICES -- 0.4%
     Strayer Education, Inc. ...................       500           85,290
                                                                -----------
   HOTELS, RESTAURANTS & LEISURE -- 2.3%
     AFC Enterprises, Inc.* ....................     2,730           30,904
     Bally Technologies, Inc.* .................     4,055          201,614
     Ruth's Chris Steak House, Inc.* ...........     4,180           37,369
     Texas Roadhouse, Inc.* ....................     7,015           77,586
     Vail Resorts, Inc.* .......................     1,600           86,096
     WMS Industries, Inc.* .....................     2,570           94,165
                                                                -----------
                                                                    527,734
                                                                -----------
   HOTELS, RESTAURANTS & LEISURE -- 0.3%
     The Cheesecake Factory, Inc.* .............     3,320           78,717
                                                                -----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.6%
     Callaway Golf Co. .........................     8,630          150,421
                                                                -----------
   MEDIA -- 2.0%
     Interactive Data Corp. ....................     5,090          168,021
     Journal Communications, Inc. -- Class A ...    14,466          129,326
     Lodgenet Entertainment Corp.* .............       900           15,696
     Morningstar, Inc.* ........................     2,100          163,275
                                                                -----------
                                                                    476,318
                                                                -----------
   SPECIALTY RETAIL -- 2.4%
     Build-A-Bear Workshop, Inc.* ..............     3,895           54,335
     Dress Barn, Inc.* .........................    10,000          125,100
     Stage Stores, Inc. ........................     4,107           60,784
     The Gymboree Corp.* .......................     1,690           51,477


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   SPECIALTY RETAIL -- (CONTINUED)
     The Men's Wearhouse, Inc. .................     1,065      $    28,734
     Tween Brands, Inc.*(1) ....................     8,784          232,600
                                                                -----------
                                                                    553,030
                                                                -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.2%
     Deckers Outdoor Corp.* ....................       500           77,530
     Oxford Industries, Inc. ...................     3,500           90,195
     Unifirst Corp. ............................     1,300           49,400
     Wolverine World Wide, Inc. ................     2,305           56,519
                                                                -----------
                                                                    273,644
                                                                -----------
   TOTAL CONSUMER DISCRETIONARY ..........................        2,519,044
                                                                -----------
 CONSUMER STAPLES -- 4.3%
   BEVERAGES -- 0.8%
     Central European Distribution Corp.* ......     3,100          180,048
                                                                -----------
   FOOD & STAPLES RETAILING -- 0.8%
     Andersons, Inc. ...........................       815           36,512
     Great Atlantic & Pacific Tea Co., Inc.* ...       620           19,425
     United Natural Foods, Inc.* ...............     4,545          144,167
                                                                -----------
                                                                    200,104
                                                                -----------
   FOOD PRODUCTS -- 2.2%
     Corn Products International, Inc. .........       770           28,298
     Fresh Del Monte Produce, Inc.* ............     3,630          121,895
     Lance, Inc. ...............................     7,500          153,150
     Ralcorp Holdings, Inc.* ...................     3,300          200,607
                                                                -----------
                                                                    503,950
                                                                -----------
   PERSONAL PRODUCTS -- 0.5%
     Herbalife, Ltd. ...........................     3,140          126,479
                                                                -----------
   TOTAL CONSUMER STAPLES ................................        1,010,581
                                                                -----------
 ENERGY -- 4.4%
   ENERGY EQUIPMENT & SERVICES -- 2.0%
     Core Laboratories N.V.* ...................       315           39,287
     Exterran Holdings, Inc.* ..................     1,585          129,653


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
     Hornbeck Offshore Services, Inc.* .........     1,285      $    57,761
     Unit Corp.* ...............................     2,000           92,500
     Woodward Governor Co. .....................     2,320          157,644
                                                                -----------
                                                                    476,845
                                                                -----------
   OIL, GAS & CONSUMABLE FUELS -- 2.4%
     Arena Resources, Inc.* ....................     1,075           44,838
     Atlas America, Inc. .......................     1,200           71,016
     Bois d'Arc Energy, Inc.* ..................       500            9,925
     Carrizo Oil & Gas, Inc.* ..................       500           27,375
     Goodrich Petroleum Corp.* .................     2,020           45,693
     Petroleum Development Corp.* ..............     2,140          126,538
     Range Resources Corp. .....................     4,351          223,467
                                                                -----------
                                                                    548,852
                                                                -----------
   TOTAL ENERGY ..........................................        1,025,697
                                                                -----------
 FINANCIALS -- 11.8%
   CAPITAL MARKETS -- 2.7%
     Affiliated Managers Group, Inc.* ..........     2,205          258,999
     GFI Group, Inc.* ..........................     1,800          172,296
     optionsXpress Holdings, Inc. ..............     3,165          107,040
     Stifel Financial Corp.* ...................     1,700           89,369
                                                                -----------
                                                                    627,704
                                                                -----------
   COMMERCIAL BANKS -- 3.8%
     Bancfirst Corp. ...........................       900           38,565
     Bank of Hawaii Corp. ......................     2,500          127,850
     Capital Corp of the West ..................     3,176           61,710
     Cass Information Systems, Inc. ............     1,800           60,138
     Cullen/Frost Bankers, Inc. ................     2,100          106,386
     First Community Bancshares, Inc. ..........     1,200
     Hancock Holding Co. .......................     1,300           49,660
     Investors Bancorp, Inc.* ..................    16,400          231,896
     Prosperity Bancshares, Inc. ...............       900           26,451
     Signature Bank* ...........................     1,395           47,081
     Webster Financial Corp. ...................     2,700           86,319
                                                                -----------
                                                                    874,324
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   CONSUMER FINANCE -- 0.1%
     Cash America International, Inc. ..........       700      $    22,610
                                                                -----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.1%
     Asta Funding, Inc. ........................       840           22,210
                                                                -----------
   INSURANCE -- 2.3%
     Max Capital Group, Ltd. ...................     4,200          117,558
     Navigators Group, Inc.* ...................     1,860          120,900
     Philadelphia Consolidated Holding Corp.* ..     3,485          137,135
     Protective Life Corp. .....................     4,200          172,284
                                                                -----------
                                                                    547,877
                                                                -----------
   REAL ESTATE INVESTMENT TRUSTS -- 1.5%
     Alexander's, Inc.* ........................       100           35,325
     Alexandria Real Estate Equities, Inc. .....     1,000          101,670
     Dupont Fabros Technology, Inc. ............     4,800           94,080
     LaSalle Hotel Properties ..................     1,420           45,298
     National Retail Properties, Inc. ..........     2,670           62,424
                                                                -----------
                                                                    338,797
                                                                -----------
   THRIFTS & MORTGAGE FINANCE -- 1.3%
     Astoria Financial Corp. ...................     5,400          125,658
     Brookline Bancorp, Inc. ...................    17,600          178,816
                                                                -----------
                                                                    304,474
                                                                -----------
   TOTAL FINANCIALS ......................................        2,737,996
                                                                -----------
 HEALTH CARE -- 14.4%
   BIOTECHNOLOGY -- 3.6%
     Alexion Pharmaceuticals, Inc.* ............     2,200          165,066
     Allos Therapeutics, Inc.* .................    12,100           76,109
     Applera Corp. - Celera Group* .............     5,365           85,143
     BioMarin Pharmaceutical, Inc.* ............     5,200          184,080
     Cepheid, Inc.* ............................     2,000           52,700
     Cubist Pharmaceuticals, Inc.* .............     7,500          153,825
     Onyx Pharmaceuticals, Inc.* ...............       400           22,248


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   BIOTECHNOLOGY -- (CONTINUED)
     United Therapeutics Corp.* ................       910      $    88,861
                                                                -----------
                                                                    828,032
                                                                -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
     Arthrocare Corp.* .........................     1,360           65,348
     Cyberonics, Inc.* .........................     9,300          122,388
     Edwards Lifesciences Corp.* ...............     3,200          147,168
     IDEXX Laboratories, Inc.* .................     1,950          114,329
     Immucor, Inc.* ............................     2,155           73,248
     Inverness Medical Innovations, Inc.* ......     2,020          113,484
     The Cooper Cos., Inc. .....................     3,900          148,200
     Tomotherapy, Inc.* ........................     2,320           45,379
                                                                -----------
                                                                    829,544
                                                                -----------
   HEALTH CARE PROVIDERS & SERVICES -- 3.6%
     Brookdale Senior Living, Inc. .............     2,090           59,377
     Chemed Corp. ..............................     1,480           82,702
     HealthExtras, Inc.* .......................       470           12,258
     InVentiv Health, Inc.* ....................     4,020          124,459
     Molina Healthcare* ........................       980           37,926
     Pediatrix Medical Group, Inc.* ............     3,130          213,309
     PharMerica Corp.* .........................     4,595           63,779
     PSS World Medical, Inc.* ..................     6,875          134,544
     Psychiatric Solutions, Inc.* ..............     3,730          121,225
                                                                -----------
                                                                    849,579
                                                                -----------
   HEALTH CARE TECHNOLOGY -- 1.4%
     Cerner Corp.* .............................     2,100          118,440
     Omnicell, Inc.* ...........................     7,550          203,322
                                                                -----------
                                                                    321,762
                                                                -----------
   LIFE SCIENCES TOOLS & SERVICES -- 2.2%
     Illumina, Inc.* ...........................     4,690          277,929
     PARAXEL International Corp.* ..............     2,025           97,808
     Pharmaceutical Product Development, Inc. ..     3,450          139,276
                                                                -----------
                                                                    515,013
                                                                -----------
   TOTAL HEALTH CARE .....................................        3,343,930
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 INDUSTRIALS -- 20.0%
   AEROSPACE & DEFENSE -- 2.8%
     AAR Corp.* ................................     4,870      $   185,206
     BE Aerospace, Inc.* .......................     2,830          149,707
     Hexcel Corp.* .............................     6,700          162,676
     Ladish Co., Inc.* .........................     1,345           58,091
     Moog, Inc. - Class A* .....................     2,255          103,301
                                                                -----------
                                                                    658,981
                                                                -----------
   COMMERCIAL SERVICES & SUPPLIES -- 5.4%
     Casella Waste Systems, Inc.* ..............     6,566           85,621
     Cenveo, Inc.* .............................     5,280           92,241
     Clean Harbors, Inc.* ......................     1,810           93,577
     G & K Services, Inc. - Class A ............     5,392          202,308
     Herman Miller, Inc. .......................     1,840           59,598
     Innerworkings, Inc.* ......................     3,380           58,339
     Knoll, Inc. ...............................     5,095           83,711
     Korn/Ferry International, Inc.* ...........     8,900          167,498
     Mine Safety Appliances Co. ................     1,645           85,326
     Rollins, Inc. .............................     1,800           34,560
     Teletech Holdings, Inc.* ..................     3,700           78,699
     The Advisory Board Co.* ...................     1,900          121,961
     Waste Connections, Inc.* ..................       345           10,660
     Watson Wyatt Worldwide, Inc. ..............     1,700           78,897
                                                                -----------
                                                                  1,252,996
                                                                -----------
   CONSTRUCTION & ENGINEERING -- 0.2%
     Perini Corp.* .............................       400           16,568
     URS Corp.* ................................       680           36,944
                                                                -----------
                                                                     53,512
                                                                -----------
   ELECTRICAL EQUIPMENT -- 3.2%
     American Superconductor Co.* ..............     1,200           32,808
     Belden, Inc. ..............................     2,150           95,675
     Energy Conversion Devices, Inc.* ..........     3,005          101,118
     EnerSys, Inc.* ............................     5,300          132,288
     General Cable Corp.* ......................     1,170           85,738
     Regal-Beloit Corp. ........................     4,909          220,660
     Superior Essex, Inc.* .....................     3,270           78,480
                                                                -----------
                                                                    746,767
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   MACHINERY -- 5.0%
     Barnes Group, Inc. ........................     8,200      $   273,798
     Blount International, Inc.* ...............     7,650           94,171
     Bucyrus International, Inc. - Class A .....     1,900          188,841
     Clarcor, Inc. .............................       800           30,376
     Commercial Vehicle Group, Inc.* ...........     6,300           91,350
     Kaydon Corp.(1) ...........................     3,253          177,419
     Robbins & Myers, Inc. .....................     1,700          128,571
     Titan International, Inc. .................     4,800          150,048
     Valmont Industries, Inc. ..................       300           26,736
                                                                -----------
                                                                  1,161,310
                                                                -----------
   MARINE -- 0.7%
     Kirby Corp.* ..............................     3,730          173,370
                                                                -----------
   ROAD & RAIL -- 0.5%
     Landstar System, Inc. .....................       945           39,832
     Vitran Corp.* .............................     5,300           75,419
                                                                -----------
                                                                    115,251
                                                                -----------
   TRADING COMPANIES & DISTRIBUTORS -- 2.2%
     Beacon Roofing Supply, Inc.*(1) ...........     6,100           51,362
     Electro Rent Corp. ........................     5,840           86,724
     Interline Brands, Inc.* ...................    10,373          227,273
     WESCO International, Inc.*(1) .............     3,600          142,704
                                                                -----------
                                                                    508,063
                                                                -----------
   TOTAL INDUSTRIALS .....................................        4,670,250
                                                                -----------
 INFORMATION TECHNOLOGY -- 20.1%
   COMMUNICATIONS EQUIPMENT -- 1.8%
     Blue Coat Systems, Inc.* ..................     1,500           49,305
     CommScope, Inc.* ..........................     1,710           84,149
     Comtech Group, Inc.* ......................     2,905           46,800
     Foundry Networks, Inc.* ...................     1,000           17,520
     Harmonic, Inc.* ...........................    15,400          161,392
     MasTec, Inc.* .............................     1,490           15,153
     Radware Ltd.* .............................     3,365           51,821
                                                                -----------
                                                                    426,140
                                                                -----------
   COMPUTERS & PERIPHERALS -- 3.3%
     Brocade Communications Systems, Inc.* .....     4,895           35,929


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   COMPUTERS & PERIPHERALS -- (CONTINUED)
     Electronics for Imaging, Inc.* ............    10,535      $   236,827
     Novatel Wireless, Inc.* ...................     5,270           85,374
     Sigma Designs, Inc.* ......................     4,695          259,164
     STEC, Inc.* ...............................    15,200          132,848
     Synaptics, Inc.* ..........................       600           24,696
                                                                -----------
                                                                    774,838
                                                                -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.5%
     Anixter International, Inc.* ..............       785           48,882
     Checkpoint Systems, Inc.* .................     6,400          166,272
     Cogent, Inc.* .............................     5,025           56,029
     Coherent, Inc.* ...........................     1,410           35,349
     Insight Enterprises, Inc.* ................    11,680          213,043
     Itron, Inc.* ..............................       790           75,817
     Mellanox Technologies Ltd* ................     4,260           77,617
     OSI Systems, Inc.* ........................     3,115           82,454
     Plexus Corp.* .............................     1,955           51,338
                                                                -----------
                                                                    806,801
                                                                -----------
   INTERNET SOFTWARE & SERVICES -- 2.9%
     Ariba, Inc.* ..............................     6,855           76,433
     DivX, Inc.* ...............................     3,535           49,490
     Equinix, Inc.* ............................     1,440          145,541
     Interwoven, Inc.* .........................    10,997          156,377
     Skillsoft PLC Sponsored ADR* ..............    16,025          153,199
     Sohu.com, Inc.* ...........................     1,800           98,136
                                                                -----------
                                                                    679,176
                                                                -----------
   IT SERVICES -- 2.2%
     CyberSource Corp.* ........................     5,800          103,066
     Gartner, Inc.* ............................     3,815           66,991
     Global Payments, Inc. .....................     5,760          267,955
     RightNow Technologies, Inc.* ..............     3,775           59,834
                                                                -----------
                                                                    497,846
                                                                -----------
   OFFICE ELECTRONICS -- 0.5%
     Zebra Technologies Corp. - Class A* .......     2,970          103,059
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
     ANADIGICS, Inc.* ..........................     7,225      $    83,593
     Integrated Device Technology, Inc.* .......     9,900          111,969
     Microsemi Corp.* ..........................     6,450          142,803
     Pericom Semiconductor Corp.* ..............     4,400           82,280
     Power Integrations, Inc.* .................     1,700           58,531
     RF Micro Devices, Inc.* ...................     6,255           35,716
     Veeco Instruments, Inc.*(1) ...............     7,300          121,910
                                                                -----------
                                                                    636,802
                                                                -----------
   SOFTWARE -- 3.2%
     ACI Worldwide, Inc.*(1) ...................     9,000          171,360
     Ansoft Corp.* .............................     1,490           38,516
     ANSYS, Inc.* ..............................     2,700          111,942
     Aspen Technology, Inc.* ...................     9,630          156,199
     Concur Technologies, Inc.* ................       900           32,589
     MICROS Systems, Inc.* .....................     1,940          136,110
     Vasco Data Security International, Inc.* ..     1,580           44,114
     Wind River Systems, Inc.* .................     6,260           55,902
                                                                -----------
                                                                    746,732
                                                                -----------
   TOTAL INFORMATION TECHNOLOGY ..........................        4,671,394
                                                                -----------
 MATERIALS -- 7.2%
   CHEMICALS -- 2.3%
     Airgas, Inc. ..............................     5,150          268,366
     Ferro Corp. ...............................       900           18,657
     Hercules, Inc. ............................     1,600           30,960
     OM Group, Inc.* ...........................     1,200           69,048
     Omnova Solutions, Inc.* ...................     6,780           29,900
     Rockwood Holdings, Inc.* ..................     3,500          116,270
                                                                -----------
                                                                    533,201
                                                                -----------
   CONTAINERS & PACKAGING -- 1.4%
     Greif Corp. - Class A .....................     4,562          298,218
     Silgan Holdings, Inc. .....................       540           28,048
                                                                -----------
                                                                    326,266
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   METALS & MINING -- 3.5%
     A.M. Castle & Co. .........................     5,080      $   138,125
     AK Steel Holding Corp.* ...................       970           44,853
     Apex Silver Mines, Ltd.* ..................     8,300          126,492
     Century Aluminum Co.* .....................     2,000          107,880
     Commercial Metals Co. .....................     2,790           82,165
     Compass Minerals International, Inc. ......     5,920          242,720
     Hecla Mining Co.* .........................     2,100           19,635
     Pan American Silver Corp.* ................     1,775           62,001
                                                                -----------
                                                                    823,871
                                                                -----------
   TOTAL MATERIALS .......................................        1,683,338
                                                                -----------
 TELECOMMUNICATION SERVICES -- 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
     Cincinnati Bell, Inc.* ....................    10,800           51,300
     Globalstar, Inc.* .........................     3,370           26,960
                                                                -----------
   TOTAL TELECOMMUNICATION SERVICES ......................           78,260
                                                                -----------
 UTILITIES -- 2.1%
   ELECTRIC UTILITIES -- 1.8%
     Cleco Corp. ...............................     6,200          172,360
     El Paso Electric Co.* .....................     6,638          169,734
     NorthWestern Corp. ........................     2,800           82,600
                                                                -----------
                                                                    424,694
                                                                -----------
   GAS UTILITIES -- 0.3%
     Nicor, Inc. ...............................     1,300           55,055
     Ormat Technologies, Inc. ..................       300           16,503
     Southern Union Co. ........................        --               13
                                                                -----------
                                                                     71,571
                                                                -----------
   TOTAL UTILITIES .......................................          496,265
                                                                -----------
   TOTAL COMMON STOCK(COST $19,574,918) ..................       22,236,755
                                                                -----------
EXCHANGE-TRADED FUNDS -- 2.4%
   iShares Russell 2000 Index Fund
     (Cost $541,022) ...........................     7,246          550,116
                                                                -----------
   TOTAL EXCHANGE-TRADED FUNDS
     (COST $541,022) .....................................          550,116
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP CORE FUND
-------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
SHORT TERM INVESTMENTS -- 2.1%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series ......................   250,262      $   250,262
   BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series ......................   250,261          250,261
                                                                -----------
   TOTAL SHORT TERM INVESTMENTS
     (COST $500,523) .....................................          500,523
                                                                -----------
SHORT-TERM INVESTMENTS
     HELD AS COLLATERAL
     FOR LOANED SECURITIES(3) -- 4.6%
   Institutional Money Market Trust
     (Cost $1,061,868) ......................... 1,061,868        1,061,868
                                                                -----------
   TOTAL INVESTMENTS -- 104.5%
     (COST $21,678,331)+ .................................       24,349,262(2)
   LIABILITIES IN EXCESS OF
     OTHER ASSETS -- (4.5)% ..............................       (1,048,485)
                                                                -----------
   NET ASSETS -- 100.0% ..................................      $23,300,777
                                                                ===========



---------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $22,026,114. At December 31, 2007, net unrealized appreciation was $2,323,148. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,527,770, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,204,622.
(1)  Security partially or fully on loan.
(2)  At December 31, 2007, the market value of securities on loan was $997,718.
(3)  See Note 5 in the Notes to Financial Statements.
     ADR  -- American Depository Receipt


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

    (Showing Percentage of Net Assets)
================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
COMMON STOCK -- 99.8%
 CONSUMER DISCRETIONARY -- 11.0%
   AUTO COMPONENTS -- 0.7%
     Tenneco, Inc.* ............................       850      $    22,160
                                                                -----------
   DIVERSIFIED CONSUMER SERVICES -- 2.3%
     DeVry, Inc. ...............................       150            7,794
     Matthews International Corp. - Class A ....       330           15,467
     Pre-Paid Legal Services, Inc.* ............       280           15,498
     Sotheby's Holdings, Inc. - Class A ........       300           11,430
     Strayer Education, Inc. ...................       120           20,470
                                                                -----------
                                                                     70,659
                                                                -----------
   HOTELS, RESTAURANTS & LEISURE -- 1.6%
     Bally Technologies, Inc.* .................       330           16,407
     Life Time Fitness, Inc.* ..................       160            7,949
     Vail Resorts, Inc.* .......................       370           19,910
     WMS Industries, Inc.* .....................       130            4,763
                                                                -----------
                                                                     49,029
                                                                -----------
   HOUSEHOLD DURABLES -- 0.2%
     Tempur-Pedic International, Inc. ..........       200            5,194
                                                                -----------
   INTERNET & CATALOG RETAIL -- 1.3%
     Blue Nile, Inc.* ..........................        70            4,764
     Netflix, Inc.* ............................       350            9,317
     Priceline.com, Inc.* ......................       180           20,675
     Systemax, Inc. ............................       140            2,845
                                                                -----------
                                                                     37,601
                                                                -----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.2%
     Polaris Industries, Inc. ..................        90            4,299
                                                                -----------
   MEDIA -- 2.0%
     Morningstar, Inc.* ........................       790           61,422
                                                                -----------
   SPECIALTY RETAIL -- 1.2%
     America's Car-Mart, Inc.* .................       440            5,522
     GameStop Corp. - Class A* .................       420           26,086
     The Buckle, Inc. ..........................        70            2,310
     The Men's Wearhouse, Inc. .................       110            2,968
                                                                -----------
                                                                     36,886
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
     Cherokee, Inc. ............................       240      $     7,745
     Deckers Outdoor Corp.* ....................       250           38,765
                                                                -----------
                                                                     46,510
                                                                -----------
   TOTAL CONSUMER DISCRETIONARY ..........................          333,760
                                                                -----------
 CONSUMER STAPLES -- 1.0%
   FOOD & STAPLES RETAILING -- 0.2%
     Long's Drug Stores Corp. ..................        90            4,230
                                                                -----------
   FOOD PRODUCTS -- 0.8%
     Darling International, Inc.* ..............       730            8,439
     Lancaster Colony Corp. ....................       420           16,674
                                                                -----------
                                                                     25,113
                                                                -----------
   TOTAL CONSUMER STAPLES ................................           29,343
                                                                -----------
 ENERGY -- 8.9%
   ENERGY EQUIPMENT & SERVICES -- 2.1%
     Dril-Quip, Inc.* ..........................       370           20,594
     Global Industries, Ltd.* ..................       450            9,639
     Oceaneering International, Inc.* ..........       270           18,184
     Superior Energy Services, Inc.* ...........       210            7,228
     W-H Energy Services, Inc.* ................        50            2,811
     Woodward Governor Co. .....................        80            5,436
                                                                -----------
                                                                     63,892
                                                                -----------
   OIL, GAS & CONSUMABLE FUELS -- 6.8%
     Apco Argentina, Inc.* .....................     1,080           29,722
     Atlas America, Inc. .......................       810           47,936
     Berry Petroleum Co. - Class A .............       910           40,449
     Carrizo Oil & Gas, Inc.* ..................       150            8,213
     Crosstex Energy, Inc. .....................       860           32,026
     Petroleum Development Corp.* ..............       800           47,304
     Warren Resources, Inc.* ...................       160            2,261
                                                                -----------
                                                                    207,911
                                                                -----------
   TOTAL ENERGY ..........................................          271,803
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 FINANCIALS -- 6.1%
   CAPITAL MARKETS -- 0.6%
     GFI Group, Inc.* ..........................        40      $     3,829
     Greenhill & Co., Inc. .....................       140            9,307
     optionsXpress Holdings, Inc. ..............       180            6,088
                                                                -----------
                                                                     19,224
                                                                -----------
   COMMERCIAL BANKS -- 0.3%
     Signature Bank* ...........................       270            9,112
                                                                -----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.4%
     NYSE Euronext, Inc. .......................       120           10,532
                                                                -----------
   INSURANCE -- 0.6%
     National Financial Partners Corp. .........       140            6,385
     National Interstate Corp. .................        70            2,317
     Tower Group, Inc. .........................       260            8,684
                                                                -----------
                                                                     17,386
                                                                -----------
   REAL ESTATE INVESTMENT TRUSTS -- 3.4%
     Alexandria Real Estate Equities, Inc. .....       240           24,401
     Digital Realty Trust, Inc. ................       790           30,312
     First Industrial Realty Trust, Inc. .......        90            3,114
     Mid-America Apartment Communities, Inc. ...       170            7,268
     Nationwide Health Properties, Inc. ........       490           15,371
     Business Parks, Inc. ......................        80            4,204
     Saul Centers, Inc. ........................        80            4,274
     Washington Real Estate Investment Trust ...       440           13,821
                                                                -----------
                                                                    102,765
                                                                -----------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
     Jones Lang LaSalle, Inc. ..................       360           25,618
                                                                -----------
   TOTAL FINANCIALS ......................................          184,637
                                                                -----------
 HEALTH CARE -- 20.0%
   BIOTECHNOLOGY -- 7.1%
     Alexion Pharmaceuticals, Inc.* ............       360           27,011
     Alkermes, Inc.* ...........................       300            4,677
     Allos Therapeutics, Inc.* .................     4,600           28,934


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   BIOTECHNOLOGY -- (CONTINUED)
     BioMarin Pharmaceutical, Inc.* ............       360      $    12,744
     Cepheid, Inc.* ............................     1,000           26,350
     Isis Pharmaceuticals, Inc.* ...............     1,400           22,050
     Lifecell Corp.* ...........................       495           21,339
     Myriad Genetics, Inc.* ....................       190            8,820
     Onyx Pharmaceuticals, Inc.* ...............       320           17,798
     OSI Pharmaceuticals, Inc.* ................        80            3,881
     Regeneron Pharmaceuticals, Inc.* ..........       180            4,347
     United Therapeutics Corp.* ................       400           39,060
                                                                -----------
                                                                    217,011
                                                                -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
     Align Technology, Inc.* ...................       220            3,670
     Arthrocare Corp.* .........................       295           14,175
     Hologic, Inc.* ............................       240           16,474
     Immucor, Inc.* ............................       300           10,197
     Inverness Medical Innovations, Inc.* ......        90            5,056
     Mentor Corp. ..............................       160            6,256
     Meridian Bioscience, Inc. .................       180            5,414
     NuVasive, Inc.* ...........................        70            2,766
     Sirona Dental Systems, Inc.* ..............        90            3,013
                                                                -----------
                                                                     67,021
                                                                -----------
   HEALTH CARE PROVIDERS & SERVICES -- 3.9%
     Alliance Imaging, Inc.* ...................     3,770           36,268
     HealthExtras, Inc.* .......................       480           12,518
     Healthways, Inc.* .........................       250           14,610
     InVentiv Health, Inc.* ....................       360           11,146
     Medcath Corp.* ............................       630           15,473
     National HealthCare Corp. .................       200           10,340
     Owens & Minor, Inc. .......................       340           14,426
     Psychiatric Solutions, Inc.* ..............       150            4,875
                                                                -----------
                                                                    119,656
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   HEALTH CARE TECHNOLOGY -- 2.6%
     Omnicell, Inc.* ...........................     1,520      $    40,934
     Phase Forward, Inc.* ......................     1,100           23,925
     Trizetto Group, Inc.* .....................       825           14,330
                                                                -----------
                                                                     79,189
                                                                -----------
   LIFE SCIENCES TOOLS & SERVICES -- 3.3%
     Affymetrix, Inc.* .........................       180            4,165
     Bruker BioSciences Corp.* .................       310            4,123
     Illumina, Inc.* ...........................     1,290           76,445
     Luminex, Corp.* ...........................       490            7,958
     Varian, Inc.* .............................        40            2,612
     Ventana Medical Systems, Inc.* ............        50            4,362
                                                                -----------
                                                                     99,665
                                                                -----------
   PHARMACEUTICALS -- 0.9%
     KV Pharmaceutical Co. - Class A* ..........       180            5,137
     Medicis Pharmaceutical Corp. - Class A ....       170            4,415
     Perrigo Co. ...............................       500           17,505
                                                                -----------
                                                                     27,057
                                                                -----------
   TOTAL HEALTH CARE .....................................          609,599
                                                                -----------
 INDUSTRIALS -- 14.5%
   AEROSPACE & DEFENSE -- 3.9%
     AAR Corp.* ................................       390           14,832
     Argon ST, Inc.* ...........................       260            4,826
     Ceradyne, Inc.* ...........................        40            1,877
     Hexcel Corp.* .............................     1,670           40,547
     Orbital Sciences Corp.* ...................       640           15,693
     Taser International, Inc.* ................     1,640           23,599
     Teledyne Technologies, Inc.* ..............       305           16,266
                                                                -----------
                                                                    117,640
                                                                -----------
   AIR FREIGHT & LOGISTICS -- 0.4%
     Dynamex, Inc.* ............................       430           11,636
                                                                -----------
   COMMERCIAL SERVICES & SUPPLIES -- 2.3%
     Cenveo, Inc.* .............................       480            8,386
     Consolidated Graphics, Inc.* ..............        50            2,391
     FTI Consulting, Inc.* .....................        90            5,548
     Healthcare Services Group, Inc. ...........       140            2,965


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
     Huron Consulting Group, Inc.* .............        30      $     2,419
     Mine Safety Appliances Co. ................       280           14,523
     Rollins, Inc. .............................     1,830           35,136
                                                                -----------
                                                                     71,368
                                                                -----------
   ELECTRICAL EQUIPMENT -- 1.6%
     Baldor Electric Co. .......................       100            3,366
     Belden, Inc. ..............................       380           16,910
     Fuelcell Energy, Inc.* ....................       790            7,837
     GrafTech International, Ltd.* .............       810           14,377
     II-VI, Inc.* ..............................       240            7,332
                                                                -----------
                                                                     49,822
                                                                -----------
   MACHINERY -- 6.3%
     3-D Systems Corp.* ........................       305            4,709
     Actuant Corp. - Class A ...................       160            5,442
     Astec Industries, Inc.* ...................       135            5,021
     Blount International, Inc.* ...............       350            4,308
     Bucyrus International, Inc. - Class A .....       790           78,518
     Dynamic Materials Corp. ...................       380           22,382
     The Manitowoc Co., Inc. ...................       400           19,532
     Titan International, Inc. .................       570           17,818
     Turbochef Technologies, Inc.* .............       700           11,550
     Valmont Industries, Inc. ..................        90            8,021
     Westinghouse Air Brake Technologies Corp. .       370           12,743
                                                                -----------
                                                                    190,044
                                                                -----------
   TOTAL INDUSTRIALS .....................................          440,510
                                                                -----------
 INFORMATION TECHNOLOGY -- 27.0%
   COMMUNICATIONS EQUIPMENT -- 4.0%
     Blue Coat Systems, Inc.* ..................       840           27,611
     Comtech Telecommunications Corp.* .........       790           42,668
     Endwave Corp.* ............................       760            5,525
     Foundry Networks, Inc.* ...................       520            9,110
     Harmonic, Inc.* ...........................     3,560           37,309
                                                                -----------
                                                                    122,223
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   COMPUTERS & PERIPHERALS -- 3.7%
     Intermec, Inc.* ...........................       550      $    11,171
     Sigma Designs, Inc.* ......................       960           52,992
     STEC, Inc.* ...............................     1,070            9,352
     Stratasys, Inc.* ..........................       610           15,762
     Synaptics, Inc.* ..........................       570           23,461
                                                                -----------
                                                                    112,738
                                                                -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
     Anixter International, Inc.* ..............        80            4,982
     DTS, Inc.* ................................       490           12,529
     FLIR Systems, Inc.* .......................       340           10,642
     Itron, Inc.* ..............................       250           23,992
                                                                -----------
                                                                     52,145
                                                                -----------
   INTERNET SOFTWARE & SERVICES -- 5.9%
     Bankrate, Inc.* ...........................       110            5,290
     CNET Networks, Inc.* ......................     3,790           34,641
     Equinix, Inc.* ............................       620           62,663
     Interwoven, Inc.* .........................     1,860           26,449
     Sohu.com, Inc.* ...........................       640           34,893
     Terremark Worldwide, Inc.* ................     1,120            7,280
     ValueClick, Inc.* .........................       360            7,884
                                                                -----------
                                                                    179,100
                                                                -----------
   IT SERVICES -- 2.6%
     CyberSource Corp.* ........................     2,110           37,495
     Euronet Worldwide, Inc.* ..................       455           13,650
     Sapient Corp.* ............................     3,200           28,192
                                                                -----------
                                                                     79,337
                                                                -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.0%
     ANADIGICS, Inc.* ..........................       380            4,397
     Atheros Communications, Inc.* .............       230            7,024
     ATMI, Inc.* ...............................       440           14,190
     Formfactor, Inc.* .........................       220            7,282
     Microsemi Corp.* ..........................       260            5,756
     Monolithic Power Systems, Inc.* ...........       510           10,950
     Netlogic Microsystems, Inc.* ..............       185            5,957
     Pericom Semiconductor Corp.* ..............     1,870           34,969
                                                                -----------
                                                                     90,525
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   SOFTWARE -- 6.1%
     Advent Software, Inc.* ....................       150      $     8,115
     ANSYS, Inc.* ..............................       260           10,780
     Aspen Technology, Inc.* ...................       550            8,921
     Blackboard, Inc.* .........................       360           14,490
     Concur Technologies, Inc.* ................     1,415           51,237
     Jack Henry & Associates, Inc. .............       200            4,868
     Macrovision Corp.* ........................       820           15,031
     MICROS Systems, Inc.* .....................       310           21,750
     Nuance Communications, Inc.* ..............       510            9,527
     Radiant Systems, Inc.* ....................       510            8,787
     The Ultimate Software Group, Inc.* ........       150            4,720
     Vasco Data Security International, Inc.* ..       750           20,940
     Wind River Systems, Inc.* .................       650            5,804
                                                                -----------
                                                                    184,970
                                                                -----------
   TOTAL INFORMATION TECHNOLOGY ..........................          821,038
                                                                -----------
 MATERIALS -- 9.3%
   CHEMICALS -- 4.3%
     Hercules, Inc. ............................     1,990           38,506
     Terra Industries, Inc.* ...................       830           39,641
     Valhi, Inc. ...............................       550            8,767
     W.R. Grace & Co.* .........................       900           23,562
     Zoltek Cos., Inc.* ........................       480           20,578
                                                                -----------
                                                                    131,054
                                                                -----------
   CONTAINERS & PACKAGING -- 0.8%
     Greif Corp. - Class A .....................       200           13,074
     Silgan Holdings, Inc. .....................       200           10,388
                                                                -----------
                                                                     23,462
                                                                -----------
   METALS & MINING -- 4.2%
     A.M. Castle & Co. .........................       740           20,121
     AK Steel Holding Corp.* ...................       230           10,635
     Apex Silver Mines, Ltd.* ..................     2,070           31,547
     Century Aluminum Co.* .....................       390           21,036
     Hecla Mining Co.* .........................     3,540           33,099
     Titanium Metals Corp. .....................       460           12,167
                                                                -----------
                                                                    128,605
                                                                -----------
   TOTAL MATERIALS .......................................          283,121
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP GROWTH FUND
---------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 TELECOMMUNICATION SERVICES -- 1.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
     Fairpoint Communications, Inc. ............       640      $     8,333
     Time Warner Telecom, Inc. - Class A* ......       990           20,087
                                                                -----------
                                                                     28,420
                                                                -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
     Centennial Communications Corp.* ..........     1,035            9,615
     SBA Communications Corp. - Class A* .......       560           18,950
                                                                -----------
                                                                     28,565
                                                                -----------
   TOTAL TELECOMMUNICATION SERVICES ......................           56,985
                                                                -----------
 UTILITIES -- 0.1%
   GAS UTILITIES -- 0.1%
     Ormat Technologies, Inc. ..................        70            3,851
                                                                -----------
   TOTAL UTILITIES .......................................            3,851
                                                                -----------
   TOTAL COMMON STOCK(COST $2,625,737) ...................        3,034,647
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
SHORT TERM INVESTMENTS -- 0.1%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series ......................     2,264       $    2,264
   BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series ......................     2,263            2,263
                                                                 ----------
   TOTAL SHORT TERM INVESTMENTS
     (COST $4,527) .......................................            4,527
                                                                 ----------

   TOTAL INVESTMENTS -- 99.9%
     (COST $2,630,264)+ ..................................        3,039,174
   OTHER ASSETS IN EXCESS OF
     LIABILITIES -- 0.1% .................................           1,536
                                                                 ----------

   NET ASSETS -- 100.0% ..................................       $3,040,710
                                                                 ==========




------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $2,632,695. At December 31, 2007, net unrealized appreciation was $406,479. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $519,855, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $113,376.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP VALUE FUND
--------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

    (Showing Percentage of Net Assets)
================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
COMMON STOCK -- 99.8%
 CONSUMER DISCRETIONARY -- 7.3%
   AUTO COMPONENTS -- 1.9%
     Modine Manufacturing Co. ..................       400      $     6,604
     Tenneco, Inc.* ............................       705           18,379
                                                                -----------
                                                                     24,983
                                                                -----------
   HOTELS, RESTAURANTS & LEISURE -- 0.8%
     AFC Enterprises, Inc.* ....................       490            5,547
     Luby's, Inc.* .............................       375            3,810
     Papa John's International, Inc.* ..........        80            1,816
     Riviera Holdings Corp.* ...................         5              154
                                                                -----------
                                                                     11,327
                                                                -----------
   HOUSEHOLD DURABLES -- 1.1%
     American Greetings Corp. ..................       690           14,007
                                                                -----------
   MEDIA -- 3.2%
     Fisher Communications, Inc.* ..............       420           15,943
     Interactive Data Corp. ....................       790           26,078
                                                                -----------
                                                                     42,021
                                                                -----------
   SPECIALTY RETAIL -- 0.3%
     Cabela's, Inc. - Class A* .................       265            3,994
                                                                -----------
   TOTAL CONSUMER DISCRETIONARY ..........................           96,332
                                                                -----------
 CONSUMER STAPLES -- 3.7%
   BEVERAGES -- 2.6%
     Central European Distribution Corp.* ......       490           28,459
     The Boston Beer Co., Inc. - Class A* ......       145            5,460
                                                                -----------
                                                                     33,919
                                                                -----------
   FOOD & STAPLES RETAILING -- 0.5%
     Casey's General Stores, Inc. ..............       120            3,553
     Spartan Stores, Inc. ......................       155            3,542
                                                                -----------
                                                                      7,095
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   FOOD PRODUCTS -- 0.6%
     Imperial Sugar Co. ........................       115      $     2,158
     Lance, Inc. ...............................       290            5,922
                                                                -----------
                                                                      8,080
                                                                -----------
   TOTAL CONSUMER STAPLES ................................           49,094
                                                                -----------
 ENERGY -- 4.4%
   ENERGY EQUIPMENT & SERVICES -- 2.2%
     Bristow Group, Inc.* ......................       155            8,781
     Hornbeck Offshore Services, Inc.* .........        60            2,697
     Parker Drilling Co.* ......................       460            3,473
     Woodward Governor Co. .....................       205           13,930
                                                                -----------
                                                                     28,881
                                                                -----------
   OIL, GAS & CONSUMABLE FUELS -- 2.2%
     McMoRan Exploration Co.* ..................       580            7,592
     Petrohawk Energy Corp.* ...................       200            3,462
     Petroleum Development Corp.* ..............       170           10,052
     Petroquest Energy, Inc.* ..................       300            4,290
     Swift Energy Co.* .........................        90            3,963
                                                                -----------
                                                                     29,359
                                                                -----------
   TOTAL ENERGY ..........................................           58,240
                                                                -----------
   FINANCIALS -- 25.2%
     CAPITAL MARKETS -- 0.9%
     Apollo Investment Corp. ...................       661           11,264
                                                                -----------
   COMMERCIAL BANKS -- 6.5%
     Alabama National Bancorp ..................        30            2,334
     Bancfirst Corp. ...........................        80            3,428
     Bank of the Ozarks, Inc. ..................       110            2,882
     First Community Bancshares, Inc. ..........       740           23,599
     Hancock Holding Co. .......................       380           14,516
     National City Corp. .......................        59              971
     Prosperity Bancshares, Inc. ...............       220            6,466
     Signature Bank* ...........................       275            9,281



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP VALUE FUND
--------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   COMMERCIAL BANKS -- (CONTINUED)
     Sun Bancorp, Inc.* ........................       407      $     6,422
     SVB Financial Group* ......................       130            6,552
     The Bancorp Bank* .........................       265            3,567
     Trustmark Corp. ...........................       120            3,043
     Westamerica Bancorp .......................        80            3,564
                                                                -----------
                                                                     86,625
                                                                -----------
   CONSUMER FINANCE -- 0.3%
     Cash America International, Inc. ..........       100            3,230
                                                                -----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.6%
     NYSE Euronext, Inc. .......................        95            8,338
                                                                -----------
   INSURANCE -- 6.8%
     American Physicians Capital, Inc. .........       300           12,438
     Argo Group International Holdings, Ltd.* ..        75            3,160
     FPIC Insurance Group, Inc.* ...............       250           10,745
     Infinity Property & Casual Corp. ..........       260            9,394
     National Interstate Corp. .................       200            6,620
     Navigators Group, Inc.* ...................       115            7,475
     Odyssey Re Holdings Corp. .................       520           19,089
     ProAssurance Corp.* .......................       195           10,709
     RLI Corp. .................................       120            6,815
     SeaBright Insurance Holdings, Inc.* .......       235            3,544
                                                                -----------
                                                                     89,989
                                                                -----------
   REAL ESTATE INVESTMENT TRUSTS -- 8.3%
     Alexandria Real Estate Equities, Inc. .....        20            2,033
     BioMed Realty Trust, Inc. .................       280            6,488
     Corporate Office Properties Trust .........       110            3,465
     DiamondRock Hospitality Co. ...............       765           11,460
     Entertainment Properties Trust ............       100            4,700
     First Industrial Realty Trust, Inc. .......        80            2,768
     Home Properties, Inc. .....................        60            2,691
     Inland Real Estate Corp. ..................       590            8,354


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
     Lexington Realty Trust ....................     1,170      $    17,012
     LTC Properties, Inc. ......................       185            4,634
     National Health Investors, Inc. ...........        40            1,116
     National Retail Properties, Inc. ..........       370            8,651
     Nationwide Health Properties, Inc. ........       835           26,194
     Pennsylvania Real Estate Investment Trust .       100            2,968
     Realty Income Corp. .......................       170            4,593
     Senior Housing Properties Trust ...........       150            3,402
                                                                -----------
                                                                    110,529
                                                                -----------
   THRIFTS & MORTGAGE FINANCE -- 1.8%
     Clifton Savings Bancorp, Inc. .............       655            6,419
     NewAlliance Bancshares, Inc. ..............     1,245           14,343
     Northwest Bancorp, Inc. ...................       120            3,188
                                                                -----------
                                                                     23,950
                                                                -----------
   TOTAL FINANCIALS ......................................          333,925
                                                                -----------
 HEALTH CARE -- 4.8%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 0.7%
     Inverness Medical Innovations, Inc.* ......       100            5,618
     Universal American Financial Corp.* .......       140            3,583
                                                                -----------
                                                                      9,201
                                                                -----------
   HEALTH CARE PROVIDERS & SERVICES -- 3.6%
     Alliance Imaging, Inc.* ...................     2,690           25,878
     Magellan Health Services, Inc.* ...........       120            5,595
     Medcath Corp.* ............................       405            9,947
     Owens & Minor, Inc. .......................       140            5,940
                                                                -----------
                                                                     47,360
                                                                -----------
   LIFE SCIENCES TOOLS & SERVICES -- 0.5%
     Bio-Rad Laboratories, Inc.* ...............        70            7,253
                                                                -----------
   TOTAL HEALTH CARE .....................................           63,814
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP VALUE FUND
--------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
 INDUSTRIALS -- 22.8%
   AEROSPACE & DEFENSE -- 7.3%
     AAR Corp.* ................................       510      $    19,395
     Esterline Technologies Corp.* .............       265           13,714
     Hexcel Corp.* .............................     1,020           24,765
     Ladish Co., Inc.* .........................       200            8,638
     Orbital Sciences Corp.* ...................       790           19,371
     Teledyne Technologies, Inc.* ..............       200           10,666
                                                                -----------
                                                                     96,549
                                                                -----------
   BUILDING PRODUCTS -- 2.2%
     Ameron International Corp. ................       270           24,881
     NCI Building Systems, Inc.* ...............       155            4,462
                                                                -----------
                                                                     29,343
                                                                -----------
   COMMERCIAL SERVICES & SUPPLIES -- 3.9%
     Comfort Systems USA, Inc. .................       305            3,898
     Mine Safety Appliances Co. ................       380           19,711
     Spherion Corp.* ...........................     1,790           13,031
     Standard Register Co. .....................       620            7,229
     United Stationers, Inc.* ..................       170            7,856
                                                                -----------
                                                                     51,725
                                                                -----------
   CONSTRUCTION & ENGINEERING -- 0.2%
     EMCOR Group, Inc.* ........................       100            2,363
                                                                -----------
   ELECTRICAL EQUIPMENT -- 3.0%
     Belden, Inc. ..............................       270           12,015
     EnerSys, Inc.* ............................       870           21,715
     GrafTech International, Ltd.* .............       380            6,745
                                                                -----------
                                                                     40,475
                                                                -----------
   MACHINERY -- 4.6%
     Badger Meter, Inc. ........................        80            3,596
     Blount International, Inc.* ...............       990           12,187
     Robbins & Myers, Inc. .....................       260           19,664
     Valmont Industries, Inc. ..................       285           25,399
                                                                -----------
                                                                     60,846
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   TRADING COMPANIES & DISTRIBUTORS -- 1.6%
     Electro Rent Corp. ........................     1,400      $    20,790
                                                                -----------
   TOTAL INDUSTRIALS .....................................          302,091
                                                                -----------
 INFORMATION TECHNOLOGY -- 8.3%
   COMMUNICATIONS EQUIPMENT -- 0.7%
     CommScope, Inc.* ..........................       180            8,858
                                                                -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
     Mercury Computer Systems, Inc.* ...........       980           15,788
     Synnex Corp.* .............................       260            5,096
                                                                -----------
                                                                     20,884
                                                                -----------
   INTERNET SOFTWARE & SERVICES -- 0.9%
     Internet Capital Group, Inc.* .............       625            7,337
     SonicWALL, Inc.* ..........................       480            5,146
                                                                -----------
                                                                     12,483
                                                                -----------
   IT SERVICES -- 1.4%
     Euronet Worldwide, Inc.* ..................       160            4,800
     MAXIMUS, Inc. .............................       365           14,093
                                                                -----------
                                                                     18,893
                                                                -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
     Cabot Microelectronics Corp.* .............       210            7,541
     Pericom Semiconductor Corp.* ..............       680           12,716
                                                                -----------
                                                                     20,257
                                                                -----------
   SOFTWARE -- 2.2%
     Actuate Corp.* ............................     2,600           20,202
     Aspen Technology, Inc.* ...................       560            9,083
                                                                -----------
                                                                     29,285
                                                                -----------
   TOTAL INFORMATION TECHNOLOGY ..........................          110,660
                                                                -----------
 MATERIALS -- 13.7%
   CHEMICALS -- 4.1%
     Arch Chemicals, Inc. ......................       230            8,453
     H.B. Fuller Co. ...........................       280            6,286
     Hercules, Inc. ............................     1,150           22,252
     OM Group, Inc.* ...........................       310           17,837
                                                                -----------
                                                                     54,828
                                                                -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
SMALL-CAP VALUE FUND
--------------------
    INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   CONSTRUCTION MATERIALS -- 0.9%
     Texas Industries, Inc. ....................       160      $    11,216
                                                                -----------
   CONTAINERS & PACKAGING -- 2.7%
     AptarGroup, Inc. ..........................       100            4,091
     Greif Corp. - Class A .....................       380           24,840
     Silgan Holdings, Inc. .....................       120            6,233
                                                                -----------
                                                                     35,164
                                                                -----------
   METALS & MINING -- 6.0%
     A.M. Castle & Co. .........................       460           12,507
     AMCOL International Corp. .................       450           16,214
     Century Aluminum Co.* .....................       460           24,813
     Cleveland-Cliffs, Inc. ....................       120           12,096
     Royal Gold, Inc. ..........................       470           14,344
                                                                -----------
                                                                     79,974
                                                                -----------
   TOTAL MATERIALS .......................................          181,182
                                                                -----------
 TELECOMMUNICATION SERVICES -- 4.8%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.8%
     Cincinnati Bell, Inc.* ....................     2,980           14,155
     Cogent Communications Group, Inc.* ........       970           22,999
     Golden Telecom, Inc.* .....................       270           27,256
                                                                -----------
   TOTAL TELECOMMUNICATION SERVICES ......................           64,410
                                                                -----------
 UTILITIES -- 4.8%
   ELECTRIC UTILITIES -- 1.5%
     El Paso Electric Co.* .....................       180            4,602
     MGE Energy, Inc. ..........................       140            4,966
     Westar Energy, Inc. .......................       400           10,376
                                                                -----------
                                                                     19,944
                                                                -----------


                                                                   VALUE
                                                    SHARES        (NOTE 2)
                                                    ------      -----------
   GAS UTILITIES -- 2.8%
     Nicor, Inc. ...............................       230      $     9,740
     Northwest Natural Gas Co. .................       560           27,250
                                                                -----------
                                                                     36,990
                                                                -----------
   WATER UTILITIES -- 0.5%
     American States Water Co. .................       170            6,406
                                                                -----------
   TOTAL UTILITIES .......................................           63,340
                                                                -----------
   TOTAL COMMON STOCK
     (COST $1,199,238) ...................................        1,323,088
                                                                -----------
 SHORT TERM INVESTMENTS -- 0.2%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series ......................     1,333            1,333
   BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series ......................     1,333            1,333
                                                                -----------
   TOTAL SHORT TERM INVESTMENTS
     (COST $2,666) .......................................            2,666
                                                                -----------
   TOTAL INVESTMENTS -- 100.0%
     (COST $1,201,904)+ ..................................        1,325,754
   OTHER ASSETS IN EXCESS OF
     LIABILITIES - 0.0% ..................................              499
                                                                -----------
   NET ASSETS -- 100.0% ..................................      $ 1,326,253
                                                                ===========



------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $1,202,536. At December 31, 2007, net unrealized appreciation was $123,218. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $184,239, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $61,021.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                          LARGE-CAP      LARGE-CAP      LARGE-CAP
                                                          CORE FUND     GROWTH FUND     VALUE FUND
                                                        ------------   ------------   -------------
ASSETS:
Investment in securities, at value* .................   $ 32,026,289   $ 46,268,681   $ 35,993,666
Receivable for fund shares sold .....................        232,224             --             --
Receivable for investments sold .....................             --             --        251,039
Dividends receivable ................................         39,069         32,223         66,682
Other assets ........................................         10,811         15,521             --
                                                        ------------   ------------   ------------
Total assets ........................................     32,308,393     46,316,425     36,311,387
                                                        ------------   ------------   ------------
LIABILITIES:
Obligation to return securities lending collateral ..        683,544             --      2,275,314
Payable for fund shares redeemed ....................         22,582            275         70,058
Accrued advisory fee ................................          4,361         23,647         17,539
Other accrued expenses ..............................         45,861         45,733         44,832
Other liabilities ...................................             --             --        136,327
                                                        ------------   ------------   ------------
Total liabilities ...................................        756,348         69,655      2,544,070
                                                        ------------   ------------   ------------
NET ASSETS ..........................................   $ 31,552,045   $ 46,246,770   $ 33,767,317
                                                        ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital .....................................   $ 29,212,665   $128,087,260   $ 27,677,007
Undistributed net investment income
   (accumulated loss) ...............................         (8,032)       (43,370)        (7,796)
Accumulated net realized loss on investments.........     (1,862,762)   (86,383,158)       (75,333)
Net unrealized appreciation of investments ..........      4,210,174      4,586,038      6,173,439
                                                        ------------   ------------   ------------
NET ASSETS ..........................................   $ 31,552,045   $ 46,246,770   $ 33,767,317
                                                        ============   ============   ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares .............................   $ 31,540,343   $ 46,235,269   $ 33,732,092
   A Shares .........................................         11,702         11,501         35,225
                                                        ------------   ------------   ------------
                                                        $ 31,552,045   $ 46,246,770   $ 33,767,317
                                                        ============   ============   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares .............................      1,670,973      3,608,541      2,977,479
   A Shares .........................................            621            901          3,110

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering
      and redemption price) .........................   $      18.88   $      12.81   $      11.33
                                                        ------------   ------------   ------------
   A Shares (net asset value (NAV) and
      redemption price) .............................   $      18.85   $      12.76   $      11.33
                                                        ------------   ------------   ------------
   A Shares (offering price --
      NAV / 0.965) ..................................   $      19.53   $      13.22   $      11.74
                                                        ------------   ------------   ------------

----------
* Investments at cost ...............................   $ 27,816,115   $ 41,682,643   $ 29,820,227

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                          SMALL-CAP     SMALL-CAP     SMALL-CAP
                                                          CORE FUND    GROWTH FUND    VALUE FUND
                                                        ------------   -----------   -----------
ASSETS:
Investment in securities, at value* .................   $ 24,349,262   $ 3,039,174   $ 1,325,754
Receivable for fund shares sold .....................          5,897            --            --
Receivable for investments sold .....................        650,597            --            --
Receivable from Advisor .............................             --         9,586        11,899
Dividends receivable ................................         16,411         1,403         5,024
Other assets ........................................             --        17,998        17,417
                                                        ------------   -----------   -----------
Total assets ........................................     25,022,167     3,068,161     1,360,094
                                                        ------------   -----------   -----------
LIABILITIES:
Obligation to return securities lending collateral ..      1,061,868            --            --
Payable for fund shares redeemed ....................        163,577            --            --
Payable for investments purchased ...................         92,298            --            --
Accrued advisory fee ................................         17,347            --            --
Other accrued expenses ..............................         78,902        27,451        33,841
Other liabilities ...................................        307,398            --            --
                                                        ------------   -----------   -----------
Total liabilities ...................................      1,721,390        27,451        33,841
                                                        ------------   -----------   -----------
NET ASSETS ..........................................   $ 23,300,777   $ 3,040,710   $ 1,326,253
                                                        ============   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital .....................................   $ 20,920,123   $ 2,865,113   $ 1,253,072
Undistributed net investment income
   (accumulated loss) ...............................       (136,242)       (8,894)        4,713
Accumulated net realized loss on investments ........       (154,035)     (224,419)      (55,382)
Net unrealized appreciation of investments ..........      2,670,931       408,910       123,850
                                                        ------------   -----------   -----------
NET ASSETS ..........................................   $ 23,300,777   $ 3,040,710   $ 1,326,253
                                                        ============   ===========   ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares .............................   $ 23,289,601   $ 3,028,901   $ 1,304,960
   A Shares .........................................         11,176        11,809        21,293
                                                        ------------   -----------   -----------
                                                        $ 23,300,777   $ 3,040,710   $ 1,326,253
                                                        ============   ===========   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares .............................      2,985,078       255,302       123,068
   A Shares .........................................          1,443         1,000         2,010

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering
      and redemption price) .........................   $       7.80   $     11.86   $     10.60
                                                        ------------   -----------   -----------
   A Shares (net asset value (NAV) and
      redemption price) .............................   $       7.74   $     11.81   $     10.59
                                                        ------------   -----------   -----------
   A Shares (offering price --
      NAV / 0.965) ..................................   $       8.02   $     12.24   $     10.97
                                                        ------------   -----------   -----------

----------
* Investments at cost ...............................   $ 21,678,331   $ 2,630,264   $ 1,201,904

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                                      LARGE-CAP    LARGE-CAP      LARGE-CAP
                                                      CORE FUND   GROWTH FUND    VALUE FUND
                                                      ---------   -----------   ------------
INVESTMENT INCOME:
   Dividends ......................................   $ 282,879   $   229,604   $    387,522
   Securities lending income ......................       3,962            --          7,604
                                                      ---------   -----------   ------------
   Total investment income ........................     286,841       229,604        395,126
                                                      ---------   -----------   ------------
EXPENSES:
   Advisory fees ..................................     100,224       132,821        108,429
   Administration fees ............................       2,425         3,224          2,624
   Sub-administration and accounting fees .........      20,995        22,683         20,260
   Custody fees ...................................       7,803         7,350          7,552
   Transfer agent fees ............................       8,029         8,147          7,363
   Distribution fees -- A Shares ..................          15            14             44
   Professional fees ..............................      27,985        29,234         28,911
   Reports to shareholders ........................       6,849         6,852          6,851
   Registration fees ..............................      11,778        11,735         11,542
   Trustees' fees .................................      10,423        10,425         10,425
   Compliance services ............................       2,840         2,840          2,840
   Other ..........................................       6,527         7,533          7,072
                                                      ---------   -----------   ------------
   Total expenses before fee waivers and
     expense reimbursements .......................     205,893       242,858        213,913
   Expenses waived by Adviser .....................     (69,142)           --             --
   Sub-administration and accounting fees waived ..      (3,105)       (3,106)        (3,105)
                                                      ---------   -----------   ------------
     Total expenses, net ..........................     133,646       239,752        210,808
                                                      ---------   -----------   ------------
   Net investment income (loss) ...................     153,195       (10,148)       184,318
                                                      ---------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) on investments ........     352,184      (275,363)       535,328
   Net change in unrealized appreciation
     (depreciation) on investments ................    (546,492)    1,065,948     (1,434,479)
                                                      ---------   -----------   ------------
   Net gain (loss) on investments .................    (194,308)      790,585       (899,151)
                                                      ---------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ................................   $ (41,113)  $   780,437   $   (714,833)
                                                      =========   ===========   ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                                          SMALL-CAP     SMALL-CAP    SMALL-CAP
                                                          CORE FUND    GROWTH FUND   VALUE FUND
                                                        ------------   -----------   ----------
INVESTMENT INCOME:
   Dividends ........................................   $    113,704   $     5,959   $   15,815
   Securities lending income ........................          3,077            --           --
                                                        ------------   -----------   ----------
   Total investment income ..........................        116,781         5,959       15,815
                                                        ------------   -----------   ----------
EXPENSES:
   Advisory fees ....................................        118,417         9,491        5,417
   Administration fees ..............................          2,067           183          105
   Sub-administration and accounting fees ...........         29,511        21,697       21,032
   Custody fees .....................................         22,653           805        7,752
   Transfer agent fees ..............................          7,908           676          409
   Distribution Fees -- A Shares ....................             15            15           28
   Professional fees ................................         29,318        19,379       19,329
   Reports to shareholders ..........................          6,848         6,835        6,835
   Registration fees ................................         11,498        11,343       11,142
   Trustees' fees ...................................         10,403        10,423       10,423
   Compliance services ..............................          2,840         2,840        2,840
   Other ............................................          6,884         5,119        4,630
                                                        ------------   -----------   ----------
   Total expenses before fee waivers and
     expense reimbursements .........................        248,362        88,806       89,942
   Expenses waived/reimbursed by Adviser ............             --       (69,296)     (76,119)
   Sub-administration and accounting fees waived ....         (5,852)       (6,210)      (6,210)
                                                        ------------   -----------   ----------
     Total expenses, net ............................        242,510        13,300        7,613
                                                        ------------   -----------   ----------
   Net investment income (loss) .....................       (125,729)       (7,341)       8,202
                                                        ------------   -----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) on investments ..........        279,562       (43,522)     (51,708)
   Net change in unrealized appreciation
     (depreciation) on investments ..................     (2,902,730)      (36,777)    (172,991)
                                                        ------------   -----------   ----------
   Net loss on investments ..........................     (2,623,168)      (80,299)    (224,699)
                                                        ------------   -----------   ----------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................   $ (2,748,897)  $   (87,640)  $ (216,497)
                                                        ============   ===========   ==========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              LARGE-CAP CORE FUND
                                                                         -----------------------------
                                                                            FOR THE
                                                                           SIX-MONTH
                                                                         PERIOD ENDED      FOR THE
                                                                         DECEMBER 31,       YEAR
                                                                             2007       ENDED JUNE 30,
                                                                          (UNAUDITED)        2007
                                                                         ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .............................................   $    153,195   $      424,844
   Net realized gain on investments ..................................        352,184        3,121,205
   Net change in unrealized appreciation (depreciation)
      on investments .................................................       (546,492)       2,348,773
                                                                         ------------   --------------
   Net increase (decrease) in net assets resulting from operations ...        (41,113)       5,894,822
                                                                         ------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...........................................       (177,935)        (420,562)
      A Shares .......................................................            (51)            (107)
                                                                         ------------   --------------
Total distributions ..................................................       (177,986)        (420,669)
                                                                         ------------   --------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...........................................      2,072,260        7,064,729
      A Shares .......................................................             --               --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...........................................         64,537          141,167
      A Shares .......................................................             52              107
   Cost of shares redeemed:
      Institutional Shares ...........................................     (5,564,120)     (29,388,023)
      A Shares .......................................................             --               --
                                                                         ------------   --------------
Net decrease in net assets from Fund share transactions ..............     (3,427,271)     (22,182,020)
                                                                         ------------   --------------
Total decrease in net assets .........................................     (3,646,370)     (16,707,867)

NET ASSETS:
   Beginning of period ...............................................     35,198,415       51,906,282
                                                                         ------------   --------------
   End of period .....................................................   $ 31,552,045   $   35,198,415
                                                                         ============   ==============
Undistributed (distributions in excess of) net investment income .....   $     (8,032)  $       16,759
                                                                         ------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             LARGE-CAP GROWTH FUND
                                                                         -----------------------------
                                                                            FOR THE
                                                                           SIX-MONTH
                                                                         PERIOD ENDED      FOR THE
                                                                         DECEMBER 31,       YEAR
                                                                             2007       ENDED JUNE 30,
                                                                          (UNAUDITED)        2007
                                                                         ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) ......................................   $    (10,148)  $       61,538
   Net realized gain (loss) on investments ...........................       (275,363)       1,665,978
   Net change in unrealized appreciation (depreciation)
      on investments .................................................      1,065,948        4,948,412
                                                                         ------------   --------------
   Net increase in net assets resulting from operations ..............        780,437        6,675,928
                                                                         ------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...........................................        (36,025)         (49,609)
      A Shares .......................................................             (1)              (4)
                                                                         ------------   --------------
Total distributions ..................................................        (36,026)         (49,613)
                                                                         ------------   --------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...........................................      6,940,320        5,640,168
      A Shares .......................................................             --               --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...........................................         19,302           33,071
      A Shares .......................................................              1                4
   Cost of shares redeemed:
      Institutional Shares ...........................................     (2,668,838)     (21,418,166)
      A Shares .......................................................             --               --
                                                                         ------------   --------------
Net increase (decrease) in net assets from Fund share transactions ...      4,290,785      (15,744,923)
                                                                         ------------   --------------
Total increase (decrease) in net assets ..............................      5,035,196       (9,118,608)

NET ASSETS:
   Beginning of period ...............................................     41,211,574       50,330,182
                                                                         ------------   --------------
   End of period .....................................................   $ 46,246,770   $   41,211,574
                                                                         ============   ==============
Undistributed net investment income (accumulated loss) ...............   $    (43,370)  $        2,804
                                                                         ------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                LARGE-CAP VALUE FUND
                                                                         ----------------------------------
                                                                            FOR THE
                                                                           SIX-MONTH
                                                                          PERIOD ENDED           FOR THE
                                                                          DECEMBER 31,            YEAR
                                                                              2007           ENDED JUNE 30,
                                                                           (UNAUDITED)            2007
                                                                         --------------      --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .............................................   $      184,318      $      538,061
   Net realized gain on investments ..................................          535,328           5,407,344
   Net change in unrealized appreciation (depreciation)
     on investments ..................................................       (1,434,479)          1,691,939
                                                                         --------------      --------------
   Net increase (decrease) in net assets resulting from operations ...         (714,833)          7,637,344
                                                                         --------------      --------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ............................................         (243,041)           (500,996)
     A Shares ........................................................             (207)               (324)
   Net realized gains:
     Institutional Shares ............................................       (3,631,509)                 --
     A Shares ........................................................           (3,746)                 --
                                                                         --------------      --------------
Total distributions ..................................................       (3,878,503)           (501,320)
                                                                         --------------      --------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
     Institutional Shares ............................................          588,815           4,028,499
     A Shares ........................................................               --              19,607
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ............................................        3,698,758             341,804
     A Shares ........................................................            3,952                 324
   Cost of shares redeemed:
     Institutional Shares ............................................       (5,033,546)        (14,855,169)
     A Shares ........................................................               --                  --
                                                                         --------------      --------------
Net decrease in net assets from Fund share transactions ..............         (742,021)        (10,464,935)
                                                                         --------------      --------------
Total decrease in net assets .........................................       (5,335,357)         (3,328,911)

NET ASSETS:
   Beginning of period ...............................................       39,102,674          42,431,585
                                                                         --------------      --------------
   End of period .....................................................   $   33,767,317      $   39,102,674
                                                                         ==============      ==============
Undistributed net investment income (accumulated loss) ...............   $       (7,796)     $       51,134
                                                                         --------------      --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SMALL-CAP CORE FUND
                                                                         ----------------------------------
                                                                            FOR THE
                                                                           SIX-MONTH
                                                                          PERIOD ENDED           FOR THE
                                                                          DECEMBER 31,            YEAR
                                                                              2007           ENDED JUNE 30,
                                                                           (UNAUDITED)            2007
                                                                         --------------      --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment loss ...............................................   $     (125,729)     $     (325,690)
   Net realized gain on investments ..................................          279,562           6,245,508
   Net change in unrealized appreciation (depreciation)
     on investments ..................................................       (2,902,730)           (287,064)
                                                                         --------------      --------------
   Net increase (decrease) in net assets resulting from operations ...       (2,748,897)          5,632,754
                                                                         --------------      --------------
Distributions to shareholders from:
   Net realized gains:
     Institutional Shares ............................................       (5,956,500)         (5,710,549)
     A Shares ........................................................           (2,736)             (1,582)
                                                                         --------------      --------------
Total distributions ..................................................       (5,959,236)         (5,712,131)
                                                                         --------------      --------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
     Institutional Shares ............................................          427,987           1,374,656
     A Shares ........................................................               --                  --
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ............................................        5,356,354           4,874,701
     A Shares ........................................................            2,736               1,582
   Cost of shares redeemed:
     Institutional Shares ............................................       (7,065,403)        (21,644,496)
     A Shares ........................................................               --                  --
                                                                         --------------      --------------
Net decrease in net assets from Fund share transactions ..............       (1,278,326)        (15,393,557)
                                                                         --------------      --------------
Total decrease in net assets .........................................       (9,986,459)        (15,472,934)

NET ASSETS:
   Beginning of period ...............................................       33,287,236          48,760,170
                                                                         --------------      --------------
   End of period .....................................................   $   23,300,777      $   33,287,236
                                                                         ==============      ==============
Accumulated net investment loss ......................................   $     (136,242)     $      (10,513)
                                                                         --------------      --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   SMALL-CAP GROWTH FUND
                                                                               -----------------------------
                                                                                 FOR THE
                                                                                SIX-MONTH
                                                                               PERIOD ENDED      FOR THE
                                                                               DECEMBER 31,        YEAR
                                                                                   2007       ENDED JUNE 30,
                                                                                (UNAUDITED)        2007
                                                                               ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss)  ...........................................   $     (7,341)  $          895
   Net realized loss on investments ........................................        (43,522)         (56,014)
   Net change in unrealized appreciation (depreciation) on investments .....        (36,777)         338,343
                                                                               ------------   --------------
   Net increase (decrease) in net assets resulting from operations .........        (87,640)         283,224
                                                                               ------------   --------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..................................................         (1,526)              --
                                                                               ------------   --------------
Total distributions ........................................................         (1,526)              --
                                                                               ------------   --------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
     Institutional Shares ..................................................        973,400           99,849
     A Shares ..............................................................             --               --
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..................................................            541               --
     A Shares ..............................................................             --               --
   Cost of shares redeemed:
     Institutional Shares ..................................................        (72,624)      (1,507,744)
     A Shares ..............................................................             --               --
                                                                               ------------   --------------
Net increase (decrease) in net assets from Fund share transactions .........        901,317       (1,407,895)
                                                                               ------------   --------------
Total increase (decrease) in net assets ....................................        812,151       (1,124,671)

NET ASSETS:
   Beginning of period .....................................................      2,228,559        3,353,230
                                                                               ------------   --------------
   End of period ...........................................................   $  3,040,710   $    2,228,559
                                                                               ============   ==============
Accumulated net investment loss ............................................   $     (8,894)  $          (27)
                                                                               ------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SMALL-CAP VALUE FUND
                                                                               -----------------------------
                                                                                 FOR THE
                                                                                SIX MONTH
                                                                               PERIOD ENDED      FOR THE
                                                                               DECEMBER 31,        YEAR
                                                                                   2007       ENDED JUNE 30,
                                                                               (UNAUDITED)         2007
                                                                               ------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...................................................   $      8,202   $        7,685
   Net realized gain (loss) on investments .................................        (51,708)          29,633
   Net change in unrealized appreciation (depreciation) on investments .....       (172,991)         269,322
                                                                               ------------   --------------
   Net increase (decrease) in net assets resulting from operations .........       (216,497)         306,640
                                                                               ------------   --------------
Distributions to shareholders from:
   Net investment income:
     Institutional Shares ..................................................         (3,108)         (10,976)
     A Shares ..............................................................            (38)            (109)
   Net realized gains:
     Institutional Shares ..................................................        (24,612)              --
     A Shares ..............................................................           (402)              --
                                                                               ------------   --------------
Total distributions ........................................................        (28,160)         (11,085)
                                                                               ------------   --------------
Fund share transactions (Note 6):
   Proceeds from shares sold:
     Institutional Shares ..................................................             --          204,245
     A Shares ..............................................................             --            9,799
   Cost of shares issued on reinvestment of distributions:
     Institutional Shares ..................................................         27,102            8,771
     A Shares ..............................................................            440              109
   Cost of shares redeemed:
     Institutional Shares ..................................................        (86,448)        (270,415)
     A Shares ..............................................................             --               --
                                                                               ------------   --------------
Net decrease in net assets from Fund share transactions ....................        (58,906)         (47,491)
                                                                               ------------   --------------
Total increase (decrease) in net assets ....................................       (303,563)         248,064

NET ASSETS:
   Beginning of period .....................................................      1,629,816        1,381,752
                                                                               ------------   --------------
   End of period ...........................................................   $  1,326,253   $    1,629,816
                                                                               ============   ==============
Undistributed (distributions in excess of) net investment income ...........   $      4,713   $         (343)
                                                                               ------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                         FOR THE
                                        SIX-MONTH
                                       PERIOD ENDED
                                       DECEMBER 31,                     FOR THE YEARS ENDED JUNE 30,
LARGE-CAP CORE FUND                       2007         -------------------------------------------------------------
   -- INSTITUTIONAL SHARES             (UNAUDITED)        2007        2006         2005         2004         2003
                                       ------------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
   -- BEGINNING OF PERIOD ..........   $      18.97    $   16.36    $   15.61    $   14.87    $   13.14    $   13.68
                                       ------------    ---------    ---------    ---------    ---------    ---------
INVESTMENT OPERATIONS:
   Net investment income ...........           0.08 1       0.19 1       0.14 1       0.45         0.10         0.15
   Net realized and unrealized
      gain (loss) on investments ...          (0.07)        2.62         0.86         0.65         1.78        (0.55)
                                       ------------    ---------    ---------    ---------    ---------    ---------
      Total from investment
         operations ................           0.01         2.81         1.00         1.10         1.88        (0.40)
                                       ------------    ---------    ---------    ---------    ---------    ---------
DISTRIBUTIONS:
   From net investment
      income .......................          (0.10)       (0.20)       (0.25)       (0.36)       (0.15)       (0.11)
   From net realized gains .........             --           --           --           --           --        (0.03)
                                       ------------    ---------    ---------    ---------    ---------    ---------
      Total distributions ..........          (0.10)       (0.20)       (0.25)       (0.36)       (0.15)       (0.14)
                                       ------------    ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE
   -- END OF PERIOD ................   $      18.88    $   18.97    $   16.36    $   15.61    $   14.87    $   13.14
                                       ============    =========    =========    =========    =========    =========
TOTAL RETURN .......................           0.09%**     17.29%        6.41%        7.51%       14.38%       (2.86)%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 2
   Expenses:
      Including expense
         limitations ...............           0.80%*       0.80%        0.80%        0.80%        0.80%        0.80%
      Excluding expense
         limitations ...............           1.19%*       1.13%        1.14%        1.43%        1.13%        1.05%
   Net investment income ...........           0.92%*       1.07%        0.85%        1.16%        0.73%        1.04%
Portfolio turnover rate ............             37%**        73%          91%         113%          27%          50%
Net assets at the end of
   period (000 omitted) ............   $     31,540    $  35,187    $  51,896    $  26,829    $  58,794       61,380

----------
*     Annualized

**    Not annualized

1 The net investment income per share was calculated using the average shares outstanding method.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Large Cap Core Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                           FOR THE
                                          SIX-MONTH                     FOR THE PERIOD
                                         PERIOD ENDED       FOR THE    DECEMBER 20, 2005 1
                                         DECEMBER 31,     YEAR ENDED        THROUGH
LARGE-CAP CORE FUND                          2007          JUNE 30,         JUNE 30,
   -- A SHARES                           (UNAUDITED)         2007            2006
                                         ------------     ----------   -------------------
NET ASSET VALUE
   -- BEGINNING OF PERIOD ............    $    18.95      $    16.35      $       16.43
                                          ----------      ----------      -------------
INVESTMENT OPERATIONS:
   Net investment income 2 ...........          0.06            0.14               0.06
   Net realized and unrealized
      gain (loss) on investments .....         (0.08)           2.63              (0.05)
                                          ----------      ----------      -------------
      Total from investment
         operations ..................         (0.02)           2.77               0.01
                                          ----------      ----------      -------------
DISTRIBUTIONS:
   From net investment income ........         (0.08)          (0.17)             (0.09)
                                          ----------      ----------      -------------
      Total distributions ............         (0.08)          (0.17)             (0.09)
                                          ----------      ----------      -------------
NET ASSET VALUE
   -- END OF PERIOD ..................    $    18.85      $    18.95      $       16.35
                                          ==========      ==========      =============

TOTAL RETURN 3 .......................         (0.08)%**       17.04%              0.06%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations .................          1.05%*          1.05%              1.05%*
      Excluding expense
         limitations .................          1.46%*          1.37%              1.37%*
   Net investment income .............          0.67%*          0.79%              0.72%*
Portfolio turnover rate ..............            37%**           73%                91% 4
Net assets at the end of
   period (000 omitted) ..............     $       12     $       12      $          10

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                  FOR THE
                                                 SIX-MONTH
                                                PERIOD ENDED
                                                DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
LARGE-CAP GROWTH FUND                               2007       ----------------------------------------------------
-- INSTITUTIONAL SHARES                          (UNAUDITED)     2007       2006        2005 1      2004       2003
                                                ------------   --------   --------     --------   --------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD ......    $  12.61      $  10.73   $  10.31     $   9.93   $   8.73   $   8.70
                                                 --------      --------   --------     --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income (loss) .............       (0.01) 2       0.02 2      -- 2,3      0.03       0.01         -- 3
   Net realized and unrealized gain on
     investments ............................        0.22          1.87       0.42         0.38       1.20       0.03
                                                 --------      --------   --------     --------   --------   --------
       Total from investment operations .....        0.21          1.89       0.42         0.41       1.21       0.03
                                                 --------      --------   --------     --------   --------   --------
DISTRIBUTIONS:
   From net investment income ...............       (0.01)        (0.01)        -- 3      (0.03)     (0.01)        --
                                                 --------      --------   --------     --------   --------   --------
       Total distributions ..................       (0.01)        (0.01)        --        (0.03)     (0.01)        --
                                                 --------      --------   --------     --------   --------   --------
NET ASSET VALUE - END OF PERIOD .............    $  12.81      $  12.61   $  10.73     $  10.31   $   9.93   $   8.73
                                                 ========      ========   ========     ========   ========   ========
       TOTAL RETURN .........................        1.67%**      17.66%      4.12%        4.09%     13.86%      0.35%

RATIOS (TO AVERAGE NET  ASSETS)/
   SUPPLEMENTAL DATA: 4
   Expenses:
      Including expense limitations .........        1.08%*        1.04%      1.13%        1.10%      0.98%      0.95%
      Excluding expense limitations .........        1.10%*        1.05%      1.15%        1.15%      1.01%      0.98%
   Net investment income (loss) .............       (0.05)%*       0.14%     (0.01)%       0.28%      0.08%     (0.02)%
Portfolio turnover rate .....................          58%**         87%       129%         230%        87%        51%
Net assets at the end of period
   (000 omitted) ............................    $ 46,235      $ 41,200   $ 50,321     $ 35,809   $ 49,418   $ 58,620

----------
*     Annualized

**    Not annualized

1 Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.

2 The net investment income (loss) per share was calculated using the average shares outstanding method

3     Less than $0.01 per share.

4 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment
      Trust I--Large Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------------------------------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                  FOR THE
                                                 SIX-MONTH                     FOR THE PERIOD
                                                PERIOD ENDED    FOR THE     DECEMBER 20, 2005 1
                                                DECEMBER 31,   YEAR ENDED         THROUGH
                                                    2007        JUNE 30,          JUNE 30,
LARGE-CAP GROWTH FUND -- A SHARES               (UNAUDITED)       2007              2006
                                                ------------   ----------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...        $ 12.57        $ 10.72         $ 11.10
                                                  -------        -------         -------
INVESTMENT OPERATIONS:
   Net investment loss 2 .................          (0.01)         (0.01)          (0.01)
   Net realized and unrealized gain (loss)
      on investments .....................           0.20           1.87           (0.37)
                                                  -------        -------         -------
      Total from investment operations ...           0.19           1.86           (0.38)
                                                  -------        -------         -------
DISTRIBUTIONS:
   From net investment income ............             -- 3        (0.01)             --
                                                  -------        -------         -------
      Total distributions ................             --          (0.01)             --
                                                  -------        -------         -------
NET ASSET VALUE -- END OF PERIOD .........        $ 12.76        $ 12.57         $ 10.72
                                                  =======        =======         =======
      TOTAL RETURN 4 .....................           1.52%**       17.31%          (3.42)%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ......           1.33%*         1.29%           1.38%*
      Excluding expense limitations ......           1.34%*         1.29%           1.40%*
   Net investment loss ...................          (0.30)%*       (0.12)%         (0.12)%*
Portfolio turnover rate ..................             58%**          87%            129% 5
Net assets at the end of period
   (000 omitted) .........................        $    12        $    11         $    10

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3     Less than $0.01 per share.

4 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

5 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                       FOR THE
                                      SIX-MONTH
                                     PERIOD ENDED
                                     DECEMBER 31,                 FOR THE YEARS ENDED JUNE 30,
                                         2007         ----------------------------------------------------
LARGE-CAP VALUE FUND                  (UNAUDITED)       2007       2006       2005       2004       2003
  -- INSTITUTIONAL SHARES            ------------     --------   --------   --------   --------   --------
NET ASSET VALUE
  -- BEGINNING OF PERIOD .........   $      13.01     $  10.91   $  10.16   $   9.45   $   8.19   $   8.20
                                     ------------     --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
  Net investment income ..........           0.06 1       0.15 1     0.10 1     0.12       0.08       0.06
  Net realized and unrealized
    gain (loss) on
    investments ..................          (0.30)        2.10       0.81       0.70       1.26       0.01
                                     ------------     --------   --------   --------   --------   --------
      Total from investment
        operations ...............          (0.24)        2.25       0.91       0.82       1.34       0.07
                                     ------------     --------   --------   --------   --------   --------
DISTRIBUTIONS:
  From net investment
    income .......................          (0.08)       (0.15)     (0.16)     (0.11)     (0.08)     (0.07)
  From net realized gains ........          (1.36)          --         --         --         --      (0.01)
                                     ------------     --------   --------   --------   --------   --------
      Total distributions ........          (1.44)       (0.15)     (0.16)     (0.11)     (0.08)     (0.08)
                                     ------------     --------   --------   --------   --------   --------
NET ASSET VALUE
  -- END OF PERIOD ...............   $      11.33     $  13.01   $  10.91   $  10.16   $   9.45   $   8.19
                                     ============     ========   ========   ========   ========   ========
TOTAL RETURN .....................          (1.70)%**    20.71%      8.99%      8.66%     16.47%      0.92%

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA: 2
  Expenses:
      Including expense
        limitations ..............           1.17%*       1.10%      1.04%      1.02%      1.00%      1.06%
      Excluding expense
        limitations ..............           1.18%*       1.11%      1.06%      1.05%      1.03%      1.13%
  Net investment income ..........           1.02%*       1.30%      0.91%      1.13%      0.94%      0.93%
Portfolio turnover rate ..........             36%**        83%       129%        28%        26%        87%
Net assets at the end of
  period (000 omitted) ...........   $     33,732     $ 39,067   $ 42,421   $ 47,968   $ 51,729   $ 47,301

----------
*     Annualized

**    Not annualized

1 The net investment income per share was calculated using the average shares outstanding method.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios included expenses allocated from the master fund, WT Investment Trust I--Large Cap Value Series, and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                  FOR THE
                                                 SIX-MONTH                      FOR THE PERIOD
                                               PERIOD ENDED        FOR THE    DECEMBER 20, 2005 1
                                                DECEMBER 31,     YEAR ENDED        THROUGH
                                                    2007          JUNE 30,         JUNE 30,
LARGE-CAP VALUE FUND -- A SHARES                (UNAUDITED)         2007             2006
                                               -------------     ----------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .....     $   13.01        $  10.91         $   10.59
                                                 ---------        --------         ---------
INVESTMENT OPERATIONS:
  Net investment income 2 ..................          0.05            0.12              0.04
  Net realized and unrealized
    gain (loss) on investments .............         (0.30)           2.10              0.31
                                                 ---------        --------         ---------
      Total from investment
        operations .........................         (0.25)           2.22              0.35
                                                 ---------        --------         ---------
DISTRIBUTIONS:
  From investment income ...................         (0.07)          (0.12)            (0.03)
  From net realized gains ..................         (1.36)             --                --
                                                 ---------        --------         ---------
      Total distributions ..................         (1.43)          (0.12)            (0.03)
                                                 ---------        --------         ---------
NET ASSET VALUE -- END OF PERIOD ...........     $   11.33        $  13.01         $   10.91
                                                 =========        ========         =========
TOTAL RETURN 3 .............................         (1.81)%**       20.42%             3.36%**

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses:
      Including expense limitations ........          1.41%*          1.35%             1.34%*
      Excluding expense limitations ........          1.43%*          1.36%             1.38%*
  Net investment income ....................          0.77%*          1.01%             0.77%*
Portfolio turnover rate ....................            36%**           83%              129% 4
Net assets at the end of
  period (000 omitted) .....................     $      35        $     36         $      10

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

      The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                   FOR THE
                                                                  SIX-MONTH
                                                                 PERIOD ENDED
                                                                 DECEMBER 31,                 FOR THE YEARS ENDED JUNE 30,
                                                                     2007          -----------------------------------------------
SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES                      (UNAUDITED)         2007      2006     2005      2004      2003
                                                                 ------------      -------   -------   -------   -------   -------
NET ASSET VALUE -- BEGINNING OF PERIOD .......................     $   11.32       $ 11.29   $ 10.63   $ 10.75   $  8.59   $  9.15
                                                                   ---------       -------   -------   -------   -------   -------

INVESTMENT OPERATIONS:
   Net investment loss 1 .....................................         (0.05)        (0.09)    (0.07)    (0.07)    (0.07)    (0.02)
   Net realized and unrealized gain (loss) on investments ....         (0.96)         1.81      1.48      0.67      2.23     (0.54)
                                                                   ---------       -------   -------   -------   -------   -------
      Total from investment operations .......................         (1.01)         1.72      1.41      0.60      2.16     (0.56)
                                                                   ---------       -------   -------   -------   -------   -------

DISTRIBUTIONS:
   From net realized gains ...................................         (2.51)        (1.69)    (0.75)    (0.72)       --        --
                                                                   ---------       -------   -------   -------   -------   -------
      Total distributions ....................................         (2.51)        (1.69)    (0.75)    (0.72)       --        --
                                                                   ---------       -------   -------   -------   -------   -------
NET ASSET VALUE -- END OF PERIOD .............................     $    7.80       $ 11.32   $ 11.29   $ 10.63   $ 10.75   $  8.59
                                                                   =========       =======   =======   =======   =======   =======
TOTAL RETURN .................................................         (8.81)%**     16.40%    13.65%     5.65%    25.15%    (6.12)%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA: 2
   Expenses:
      Including expense limitations ..........................          1.71%*        1.53%     1.34%     1.27%     1.19%     1.00%
      Excluding expense limitations ..........................          1.75%*        1.54%     1.36%     1.29%     1.21%     1.01%
   Net investment loss .......................................         (0.87)%*      (0.82)%   (0.70)%   (0.69)%   (0.74)%   (0.21)%
Portfolio turnover rate ......................................            70%**        137%      142%       15%      142%       62%
Net assets at the end of period (000 omitted) ................     $  23,290       $33,275   $48,750   $53,510   $73,324   $73,700

----------
*     Annualized

**    Not annualized

1 The net investment loss per share was calculated using the average shares outstanding method.

2 For the periods presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I--Small Cap Core Series (the "Series") and the portfolio turnover rate reflected investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Fund operated in a "fund of funds" structure. The expense and net investment loss ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Growth Series and WT Investment Trust I--Small Cap Value Series, and the portfolio turnover rate reflects the Fund's investment activity. Effective July 1, 2005, the Portfolio no longer operates in a "fund of funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                   FOR THE
                                                                  SIX-MONTH                       FOR THE PERIOD
                                                                 PERIOD ENDED       FOR THE     DECEMBER 20, 2005 1
                                                                 DECEMBER 31,      YEAR ENDED        THROUGH
                                                                     2007           JUNE 30,         JUNE 30,
SMALL-CAP CORE FUND -- A SHARES                                  (UNAUDITED)          2007             2006
                                                                 ------------      ----------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD .......................     $   11.27        $  11.27          $  10.67
                                                                   ---------        --------          --------
INVESTMENT OPERATIONS:
   Net investment loss 2 .....................................         (0.06)          (0.12)            (0.06)
   Net realized and unrealized gain (loss) on investments ....         (0.96)           1.81              0.66
                                                                   ---------        --------          --------
      Total from investment operations .......................         (1.02)           1.69              0.60
                                                                   ---------        --------          --------
DISTRIBUTIONS:
   From net realized gains ...................................         (2.51)          (1.69)               --
                                                                   ---------        --------          --------
      Total distributions ....................................         (2.51)          (1.69)               --
                                                                   ---------        --------          --------
NET ASSET VALUE -- END OF PERIOD .............................     $    7.74        $  11.27          $  11.27
                                                                   =========        ========          ========
TOTAL RETURN 3 ...............................................         (8.94)%**       16.15%             5.62%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..........................          1.97%*          1.78%             1.64%*
      Excluding expense limitations ..........................          2.01%*          1.79%             1.67%*
   Net investment loss .......................................         (1.15)%*        (1.09)%           (0.96)%*
Portfolio turnover rate ......................................            70%**          137%              142% 4
Net assets at the end of period (000 omitted) ................     $      11        $     12          $     11

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                FOR THE
                                               SIX-MONTH                      FOR THE PERIOD
                                             PERIOD ENDED       FOR THE    DECEMBER 20, 2005 1
                                             DECEMBER 31,     YEAR ENDED         THROUGH
SMALL-CAP GROWTH FUND                            2007          JUNE 30,          JUNE 30,
  -- INSTITUTIONAL SHARES                     (UNAUDITED)       2007               2006
                                             ------------     ----------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...      $12.19          $10.33            $ 10.00
                                                ------          ------            -------

INVESTMENT OPERATIONS:
  Net investment income (loss) 2 .........       (0.04)             --              (0.01)
  Net realized and unrealized
    gain (loss) on investments ...........       (0.28)           1.86               0.34
                                                ------          ------            -------
      Total from investment operations ...       (0.32)           1.86               0.33
                                                ------          ------            -------
DISTRIBUTIONS:
  From investment income .................       (0.01)             --                 --
                                                ------          ------            -------
      Total distributions ................       (0.01)             --                 --
                                                ------          ------            -------
NET ASSET VALUE -- END OF PERIOD .........      $11.86          $12.19            $ 10.33
                                                ======          ======            =======
TOTAL RETURN .............................       (2.66)%**       18.01%              3.30%**

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses:
      Including expense limitations ......        1.05%*          1.05%              1.05%*
      Excluding expense limitations ......        7.00%*          7.61%              8.17%*
  Net investment income (loss) ...........       (0.58)%*         0.04%             (0.25)%*
Portfolio turnover rate ..................          47%**           57%                55%**
Net assets at the end of
  period (000 omitted) ...................      $3,029          $2,216            $ 3,343

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income (loss) per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                FOR THE
                                               SIX-MONTH                        FOR THE PERIOD
                                              PERIOD ENDED        FOR THE     DECEMBER 20, 2005 1
                                              DECEMBER 31,       YEAR ENDED        THROUGH
                                                  2007             JUNE 30,        JUNE 30,
SMALL-CAP GROWTH FUND -- A SHARES             (UNAUDITED)           2007             2006
                                              ------------       ----------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....    $ 12.14           $    10.32         $ 10.00
                                               -------           ----------         -------
INVESTMENT OPERATIONS:
  Net investment loss 2 ...................      (0.05)               (0.02)          (0.03)
  Net realized and unrealized
    gain (loss) on investments ............      (0.28)                1.84            0.35
                                               -------           ----------         -------
      Total from investment operations ....       0.33)                1.82            0.32
                                               -------           ----------         -------
NET ASSET VALUE -- END OF PERIOD ..........    $ 11.81           $    12.14         $ 10.32
                                               =======           ==========         =======
TOTAL RETURN 3 ............................      (2.72)%**            17.64%           3.20%**

RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
  Expenses:
      Including expense limitations .......       1.30%*               1.30%           1.30%*
      Excluding expense limitations .......       7.35%*               7.89%           9.39%*
  Net investment loss .....................      (0.86)%*             (0.15)%         (0.54)%*
Portfolio turnover rate ...................         47%**                57%             55%**
Net assets at the end of
  period (000 omitted) ....................    $    12           $       12         $    10

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                            FOR THE
                                                           SIX-MONTH                        FOR THE PERIOD
                                                          PERIOD ENDED       FOR THE     DECEMBER 20, 2005 1
                                                           DECEMBER 31,     YEAR ENDED         THROUGH
                                                              2007           JUNE 30,          JUNE 30,
SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES               (UNAUDITED)         2007              2006
                                                          -------------    -----------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ................     $ 12.54          $ 10.38          $  10.00
                                                            -------          -------          --------
INVESTMENT OPERATIONS:
   Net investment income 2 ............................        0.07             0.06              0.05
   Net realized and unrealized
      gain (loss) on investments ......................       (1.78)            2.18              0.36
                                                            -------          -------          --------
         Total from investment operations .............       (1.71)            2.24              0.41
                                                            -------          -------          --------
DISTRIBUTIONS:
   From investment income .............................       (0.03)           (0.08)            (0.03)
   From net realized gains ............................       (0.20)              --                --
                                                            -------          -------          --------
         Total distributions ..........................       (0.23)           (0.08)            (0.03)
                                                            -------          -------          --------
NET ASSET VALUE -- END OF PERIOD ......................     $ 10.60          $ 12.54          $  10.38
                                                            =======          =======          ========

TOTAL RETURN ..........................................      (13.65)%**        21.69%             4.13%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
         Including expense limitations ................        1.05%*           1.05%             1.05%*
         Excluding expense limitations ................       12.41%*          10.11%            18.03%*
   Net investment income ..............................        1.14%*           0.50%             0.92%*
Portfolio turnover rate ...............................          49%**           116%               60%**
Net assets at the end of period (000 omitted) .........     $ 1,305          $ 1,605          $  1,371

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                             FOR THE
                                                            SIX-MONTH                      FOR THE PERIOD
                                                           PERIOD ENDED     FOR THE     DECEMBER 20, 2005 1
                                                           DECEMBER 31,    YEAR ENDED         THROUGH
                                                              2007          JUNE 30,          JUNE 30,
SMALL-CAP VALUE FUND -- A SHARES                           (UNAUDITED)        2007              2006
                                                          -------------   -----------   -------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ................     $ 12.54         $ 10.38         $    10.00
                                                            -------         -------         ----------
INVESTMENT OPERATIONS:
   Net investment income 2 ............................        0.05            0.03               0.03
   Net realized and unrealized
      gain (loss) on investments ......................       (1.78)           2.19               0.37
                                                            -------         -------         ----------
         Total from investment operations .............       (1.73)           2.22               0.40
                                                            -------         -------         ----------
DISTRIBUTIONS:
   From investment income .............................       (0.02)          (0.06)             (0.02)
   From net realized gains ............................       (0.20)             --                 --
                                                            -------         -------         ----------
         Total distributions ..........................       (0.22)          (0.06)             (0.02)
                                                            -------         -------         ----------
NET ASSET VALUE -- END OF PERIOD ......................     $ 10.59         $ 12.54         $    10.38
                                                            =======         =======         ==========

TOTAL RETURN 3 ........................................      (13.77)%**       21.41%              4.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
         Including expense limitations ................        1.30%*          1.30%              1.30%*
         Excluding expense limitations ................       12.67%*         10.33%             18.51%*
   Net investment income ..............................        0.90%*          0.37%              0.58%*
Portfolio turnover rate ...............................          49%**          116%                60%**
Net assets at the end of period (000 omitted) .........     $    21         $    25         $       10

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2007, the Trust offered 22 series, six of which are included in these financial statements. The six series included are: Wilmington Large-Cap Core Fund ("Large-Cap Core Fund"), Wilmington Large-Cap Growth Fund ("Large-Cap Growth Fund"), Wilmington Large-Cap Value Fund ("Large-Cap Value Fund"), Wilmington Small-Cap Core Fund ("Small-Cap Core Fund"), Wilmington Small-Cap Growth Fund ("Small-Cap Growth Fund") and Wilmington Small-Cap Value Fund ("Small-Cap Value Fund") (each, a "Fund" and collectively, the "Funds").

      Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value
      Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each of the Funds. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM") manage a portion of the assets of the Small-Cap Core Fund. Wilmington Trust Corporation owns a controlling interest in CRM and Roxbury and as such are affiliated.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      For the six-month period ended December 31, 2007, RSMC's fees were as follows:

                                GROSS        FEES
                                FEES        WAIVED      % OF AVERAGE DAILY NET ASSETS
                              ---------   ---------   --------------------------------
      Large-Cap Core Fund     $ 100,224   $ (69,142)  0.60% up to $1 billion; 0.55% of
                                                      next $1 billion; and
                                                      0.50% in excess of $2 billion

      Large-Cap Growth Fund     132,821          --   0.60% up to $1 billion; 0.55% of
                                                      next $1 billion; and
                                                      0.50% in excess of $2 billion

      Large-Cap Value Fund      108,429          --   0.60% up to $1 billion; 0.55% of
                                                      next $1 billion; and 0.50% in
                                                      excess of $2 billion

      Small-Cap Core Fund        37,470          --   0.75% on those assets directly
                                                      managed by RSMC

      Small-Cap Growth Fund       9,491      (9,491)  0.75% up to $1 billion; 0.70% of
                                                      next $1 billion; and
                                                      0.65% in excess of $2 billion

      Small-Cap Value Fund        5,417      (5,417)  0.75% up to $1 billion; 0.70% of
                                                      next $1 billion; and
                                                      0.65% in excess of $2 billion

      For the six-month period ended December 31, 2007, Roxbury's and CRM's fees for the Small-Cap Core Fund were as follows:

      CRM                     $  34,020   $      --   0.75% up to $1 billion; 0.70% of
                                                      next $1 billion; and
                                                      0.65% in excess of $2 billion of
                                                      asset managed by CRM

      Roxbury                    46,927          --   1.00% up to $1 billion;
                                                      0.95% of next $1 billion; and
                                                      0.90% in excess of $2 billion of
                                                      assets managed by Roxbury

      RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services), exceed the following percentages of average daily net assets:

                                           EXPENSE LIMITATION*     EXPIRATION DATE
                                          --------------------   -------------------
      Large-Cap Core Fund .............          0.80%               July 1, 2012
      Small-Cap Growth Fund ...........          1.05%               July 1, 2012
      Small-Cap Value Fund ............          1.05%               July 1, 2012

* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

      PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2007, are shown separately on the statements of operations.

      Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-month period ended December 31 2007 were as follows:

      Large-Cap Core Fund ....................................   $28,923
      Large-Cap Growth Fund ..................................    47,809
      Large-Cap Value Fund ...................................    30,915
      Small-Cap Core Fund ....................................    26,524
      Small-Cap Growth Fund ..................................     5,161
      Small-Cap Value Fund ...................................     2,727

      As of December 31, 2007, Wilmington Trust Corporation owned a majority of the outstanding shares of the Small-Cap Value Fund.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

                       LARGE-CAP     LARGE-CAP      LARGE-CAP
                       CORE FUND    GROWTH FUND     VALUE FUND
                      -----------   ------------   -----------
      Purchases ...   $12,383,263    $30,178,102   $13,055,367
      Sales .......    15,708,297     25,412,600    17,082,162

                       SMALL-CAP     SMALL-CAP      SMALL-CAP
                       CORE FUND    GROWTH FUND     VALUE FUND
                      -----------   ------------   -----------
      Purchase ....   $19,134,921     $2,114,333      $720,855
      Sales .......    26,057,337      1,221,670       787,157

5. SECURITIES LENDING AGREEMENT. The Large-Cap Growth, Large-Cap Core, Large-Cap Value and Small-Cap Core Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

      In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2007 and the year ended June 30, 2007 for the Institutional Shares and A Shares were as follows:

                                          FOR THE SIX-MONTH
                                             PERIOD ENDED           FOR THE YEAR ENDED
                                          DECEMBER 31, 2007            JUNE 30, 2007
                                      ------------------------   ------------------------
                                      INSTITUTIONAL              INSTITUTIONAL
                                         SHARES       A SHARES      SHARES       A SHARES
                                      -------------   --------   -------------   --------
      LARGE-CAP CORE FUND

      Sold .......................          108,688         --         401,797         --
      Issued on Reinvestment of
         distributions ...........            3,459          3           8,040          6
      Redeemed ...................         (295,721)        --      (1,727,739)        --
                                      -------------   --------   -------------   --------
      Net increase (decrease) ....         (183,574)         3      (1,317,902)         6
                                      =============   ========   =============   ========

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                    FOR THE SIX-MONTH
                                       PERIOD ENDED            FOR THE YEAR ENDED
                                    DECEMBER 31, 2007            JUNE 30, 2007
                                ------------------------   ------------------------
                                INSTITUTIONAL              INSTITUTIONAL
                                   SHARES       A SHARES      SHARES       A SHARES
                                -------------   --------   -------------   --------
LARGE-CAP GROWTH FUND

Sold ........................       550,838        --          477,469         --
Issued on Reinvestment of
   distributions ............         1,513        --            2,822         --
Redeemed ....................      (210,850)       --       (1,902,488)        --
                                   --------       ---       ----------      -----
Net increase (decrease) .....       341,501        --       (1,422,197)        --
                                   ========       ===       ==========      =====
LARGE-CAP VALUE FUND

Sold ........................        46,158        --          335,439      1,784
Issued on Reinvestment of
   distributions ............       329,165       352           28,627         27
Redeemed ....................      (401,284)       --       (1,247,155)        --
                                   --------       ---       ----------      -----
Net increase (decrease) .....       (25,961)      352         (883,089)     1,811
                                   ========       ===       ==========      =====
SMALL-CAP CORE FUND

Sold ........................        40,816        --          125,367         --
Issued on Reinvestment of
   distributions ............       689,363       354          464,700        152
Redeemed ....................      (684,343)       --       (1,968,864)        --
                                   --------       ---       ----------      -----
Net increase (decrease) .....        45,836       354       (1,378,797)       152
                                   ========       ===       ==========      =====
SMALL-CAP GROWTH FUND

Sold ........................        79,358        --            9,430         --
Issued on Reinvestment of
   distributions ............            46        --               --         --
Redeemed ....................        (5,993)       --         (151,158)        --
                                   --------       ---       ----------      -----
Net increase (decrease) .....        73,411        --         (141,728)        --
                                   ========       ===       ==========      =====
SMALL-CAP VALUE FUND

Sold ........................            --        --           18,417        957
Issued on Reinvestment of
   distributions ............         2,554        41              775         10
Redeemed ....................        (7,448)       --          (23,402)        --
                                   --------       ---       ----------      -----
Net increase (decrease) .....        (4,894)       41           (4,210)       967
                                   ========       ===       ==========      =====

----------
1     Commenced operations on December 20, 2005.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

      The tax character of distributions paid during six-month period ended December 31, 2007 and the year ended June 30, 2007 was as follows:

                                                    LARGE-CAP   LARGE-CAP    LARGE-CAP
                                                       CORE      GROWTH        VALUE
                                                       FUND       FUND         FUND
                                                    ---------   ---------   -----------
      SIX-MONTH PERIOD ENDED DECEMBER 31, 2007
      Ordinary income ...........................   $ 177,986   $  36,026   $   243,248
      Long-term capital gains....................          --          --     3,635,255
                                                    ---------   ---------   -----------
      Total distributions........................   $ 177,986   $  36,026   $ 3,878,503
                                                    =========   =========   ===========
      YEAR ENDED JUNE 30, 2007
      Ordinary income ...........................   $ 420,669   $  49,613   $   501,320
      Long-term capital gains....................          --          --            --
                                                    ---------   ---------   -----------
      Total distributions........................   $ 420,669   $  49,613   $   501,320
                                                    =========   =========   ===========

                                                    SMALL-CAP     SMALL-CAP   SMALL-CAP
                                                       CORE        GROWTH       VALUE
                                                       FUND         FUND        FUND
                                                    -----------   ---------   ---------
      SIX-MONTH PERIOD ENDED DECEMBER 31, 2007
      Ordinary income ...........................   $ 1,261,984   $   1,526   $   8,236
      Long-term capital gains....................     4,697,252          --      19,924
                                                    -----------   ---------   ---------
      Total distributions........................   $ 5,959,236   $   1,526   $  28,160
                                                    ===========   =========   =========
      YEAR ENDED JUNE 30, 2007
      Ordinary income ...........................   $ 1,913,850   $      --   $  11,085
      Long-term capital gains....................     3,798,281          --          --
                                                    -----------   ---------   ---------
      Total distributions .......................   $ 5,712,131          --   $  11,085
                                                    ===========   =========   =========

      The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2007.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. FUND LIQUIDATION. On September 28, 2007, the Board of Trustees of WT Mutual Fund (the "Board") determined to cease the offering of shares of the Wilmington Mid-Cap Core Fund (the "Fund") effective October 1, 2007. In addition, the Board authorized the investment adviser to redeem shareholder accounts and cease operations of the Fund at the close of business November 6, 2007.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
      SUB-ADVISORY AGREEMENTS
================================================================================

At a meeting held on August 16, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund, Wilmington Small-Cap Core Fund, Wilmington Small-Cap Growth Fund and Wilmington Small-Cap Value Fund (each a "Fund"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement") among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. At the same meeting the Board also approved the continuation of the sub-advisory agreements among the Trust, on behalf of the Wilmington Small-Cap Core Fund, RSMC and each of Cramer, Rosenthal, McGlynn, LLC and Roxbury Capital Management, LLC (the "Sub-Advisory Agreements" and with the Advisory Agreement and WTIM Agreement, the "Agreements").

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its Funds, (ii) the size and qualifications of the adviser's or sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a Fund of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or a sub-adviser's ability to service the Funds, (ix) the compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Each adviser and sub-adviser provided information regarding the advisory fees received and an analysis of these fees in relation to the services for each of the Funds, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds' investment performance, compliance program, operations and investment adviser profitability from two trustees. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC and each sub-adviser. The Trustees considered the services provided to each Fund by each adviser and sub-adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by the adviser and sub-adviser to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that each Fund was likely to benefit from the continued provision of those services. They also concluded that the adviser and each sub-adviser had sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
      SUB-ADVISORY AGREEMENTS -- CONTINUED
================================================================================

The Board considered the investment performance of each Fund, RSMC and each of the sub-advisers. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the volatility of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, the adviser and each sub-adviser was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. The Board considered the costs of the services provided by the adviser and each sub-adviser, the compensation and benefits received by the adviser and each sub-adviser in providing services to the Funds, as well as the adviser's and each sub-adviser's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the adviser and sub-advisers. The Board recognized that the adviser's and each sub-adviser's profitability is an important factor in providing service to the Funds. The Board was satisfied that the adviser's and each sub-adviser's profits were sufficient to continue as viable concerns generally and as investment adviser or a sub-adviser of each Fund specifically. The Board concluded that the adviser's and each sub-adviser's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by the adviser and sub-advisers, the investment performance of the Fund and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory or sub-advisory fees. The Board recognized that additional economies of scale achieved will be primarily the result of the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the adviser's or sub-adviser's agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of each of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

         NAME AND                      POSITION(S) HELD
      DATE OF BIRTH,                      WITH TRUST,                      PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS IN                TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
       FUND COMPLEX                     LENGTH OF TIME                       OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE 1                     SERVED                             HELD BY TRUSTEE
--------------------------   ------------------------------------   --------------------------------------
TED T. CECALA 2              Trustee                                Director, Chairman of the Board, and
Date of Birth: 1/49                                                 Chief Executive Officer of Wilmington
                             Shall serve at the pleasure of the     Trust Corporation and Wilmington
22 Funds                     Board and until successor is elected   Trust Company since 1996; Member of
                             and qualified. Trustee since August    the Board of Managers of Cramer
                             2007.                                  Rosenthal McGlynn, LLC and Roxbury
                                                                    Capital Management, LLC. (registered
                                                                    investment advisers)

                                                                    Wilmington Trust Corporation;
                                                                    Wilmington Trust Company.
----------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN 3        Trustee                                Retired since February 2006.
Date of Birth: 2/49                                                 Executive Vice President of
                             Shall serve until death, resignation   Wilmington Trust Company from
22 Funds                     or removal. Trustee since October      February 1996 to February 2006;
                             1998; President and Chairman of the    President of Rodney Square Management
                             Board from October 1998 to January     Corporation ("RSMC") from 1996 to
                             2006.                                  2005; Vice President of RSMC from
                                                                    2005 to 2006.

                                                                    Fund Vantage Trust (registered
                                                                    investment Company)

1 The "Fund Complex" currently consists of the Trust (22 funds), CRM Mutual Fund Trust (5 funds) and The Roxbury Funds (2).

2 Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

3 Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

         NAME AND                      POSITION(S) HELD
      DATE OF BIRTH,                      WITH TRUST,                      PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS IN                TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
       FUND COMPLEX                     LENGTH OF TIME                       OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE 1                     SERVED                             HELD BY TRUSTEE
--------------------------   ------------------------------------   --------------------------------------
ROBERT ARNOLD                Trustee                                Founder and co-manages, R.H. Arnold &
Date of Birth: 3/44                                                 Co., Inc. (financial consulting)
                             Shall serve until death, resignation   since 1989.
22 Funds                     or removal. Trustee since May 1997.
                                                                    First Potomac Realty Trust (real
                                                                    estate investment trust).
----------------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER             Trustee                                Professor of Economics, Widener
Date of Birth: 12/41                                                University since July 2004; formerly
                             Shall serve until death, resignation   Dean, School of Business
22 Funds                     or removal. Trustee since October      Administration of Widener University
                             1999.                                  from 2001 to 2004; Dean, College of
                                                                    Business, Public Policy and Health at
                                                                    the University of Maine from
                                                                    September 1998 to June 2001.

                                                                    None
----------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO            Trustee and Chairman of the Board      Consultant, financial services
Date of Birth: 3/43                                                 organizations from 1997 to present;
                             Shall serve until death, resignation   Interim President, LaSalle University
22 Funds                     or removal. Trustee since October      from 1998 to 1999.
                             1998.
                                                                    Kalmar Pooled Investment Trust; The
                                                                    RBB Fund, Inc. (registered investment
                                                                    companies); Independence Blue Cross;
                                                                    IntriCon Corporation (industrial
                                                                    furnaces and ovens); Commerce
                                                                    Bancorp, Inc.
----------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.             Trustee                                Self-employed financial consultant
Date of Birth: 5/35                                                 since 1991.
                             Shall serve until death, resignation
27 Funds                     or removal. Trustee since October      CRM Mutual Fund Trust (registered
                             1999.                                  investment companies); WHX
                                                                    Corporation (industrial manufacturer).
----------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN             Trustee                                Retired since 1993. Former Chief
Date of Birth: 5/32                                                 Financial Officer of E.I. duPont de
                             Shall serve until death, resignation   Nemours and Co.
22 Funds                     or removal. Trustee since October
                             1999.                                  None
----------------------------------------------------------------------------------------------------------
MARK A. SARGENT              Trustee                                Dean and Professor of Law, Villanova
Date of Birth: 4/51                                                 University School of Law since July
                             Shall serve until death, resignation   1997.
22 Funds                     or removal. Trustee since November
                             2001.                                  The RBB Fund, Inc. (registered
                                                                    investment company); Financial
                                                                    Industry Regulatory Authority (FINRA).

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                                       POSITION(S) HELD
                                         WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                      TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
     NAME, ADDRESS AND                  LENGTH OF TIME                       OTHER DIRECTORSHIPS
       DATE OF BIRTH                        SERVED                                  HELD
--------------------------   ------------------------------------   --------------------------------------
NEIL WOLFSON                 President and Chief Executive          President & Chief Executive Officer
1100 North Market Street     Officer                                of Wilmington Trust Investment
Wilmington, DE 19890                                                Management, LLC ("WTIM") since July
Date of Birth: 6/64          Shall serve at the pleasure of the     2004; Previously, Partner with KPMG
                             Board and until successor is           (public accounting) from 1996 to 2004.
                             elected and qualified. Officer
                             since January 2006                     N/A
----------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT          Vice President                         Vice President, RSMC since 2001; Vice
1100 North Market Street                                            President of WTIM since 2006; Vice
Wilmington, DE 19890         Shall serve at the pleasure of the     President, Wilmington Trust Company
Date of Birth: 9/53          Board and until successor is           since 1997.
                             elected and qualified. Officer
                             since October 1998.                    N/A
----------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.         Vice President                         Vice President, RSMC since 1992.
1100 North Market Street
Wilmington, DE 19890         Shall serve at the pleasure of the     N/A
Date of Birth: 1/57          Board and until successor is
                             elected and qualified. Officer
                             since November 1999.
----------------------------------------------------------------------------------------------------------
JOHN J. KELLEY               Vice President & Chief Financial       Vice President of RSMC since July
1100 North Market Street     Officer                                2005; Vice President of PFPC Inc.
Wilmington, DE 19890                                                from January 2005 to July 2005; Vice
Date of Birth: 9/59          Shall serve at the pleasure of the     President of Administration, 1838
                             Board and until successor is           Investment Advisors, LP from 1999 to
                             elected and qualified. Officer         2005; Chief Compliance Officer, 1838
                             since September 2005.                  Investment Advisors, LP from 2004 to
                                                                    2005.

                                                                    N/A
----------------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY           Chief Compliance Officer &             Chief Compliance Officer, Rodney
1100 North Market Street     Anti-Money Laundering Officer          Square Management Corporation since
Wilmington, DE 19890                                                2004; Vice President and Chief
Date of Birth: 5/51          Shall serve at the pleasure of the     Compliance Officer, 1838 Investment
                             Board and until successor is           Advisors, LP from 1998 to 2004.
                             elected and qualified; Officer
                             since September 2004.                  N/A

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
      TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS (CONTINUED)

                                       POSITION(S) HELD
                                          WITH TRUST,                      PRINCIPAL OCCUPATION(S)
                                      TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
     NAME, ADDRESS AND                  LENGTH OF TIME                       OTHER DIRECTORSHIPS
       DATE OF BIRTH                        SERVED                                   HELD
--------------------------   ------------------------------------   --------------------------------------
CHARLES D. CURTIS            Vice President & Treasurer             Vice President of RSMC since February
1100 North Market Street                                            2007; Vice President of PFPC Inc.
Wilmington, DE 19890         Shall serve at the pleasure of the     from 2001 to 2007.
Date of Birth: 10/55         Board and until successor is elected
                             and qualified. Officer since           N/A
                             February 2007.
----------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.        Vice President & Secretary             Vice President of RSMC since November
1100 North Market Street                                            2006; Coleman Counsel Per Diem from
Wilmington, DE 19890         Shall serve at the pleasure of the     November 2005 to November 2006; Vice
Date of Birth: 1/52          Board and until successor is elected   President and Senior Counsel of
                             and qualified. Officer since           Merrill Lynch & Co., Inc. from 1994
                             February 2007.                         to 2005.

                                                                    N/A

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent 12-month period ended June 30, 2007 is available without charge by calling (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                      OFFICERS

Nicholas A. Giordano          Neil Wolfson
Chairman of the Board         President & Chief Executive Officer


                              John J. Kelley
Robert H. Arnold              Vice President & Chief Financial Officer

                              Charles D. Curtis
Dr. Eric Brucker              Vice President & Treasurer

                              Edward W. Diffin Jr.
Ted T. Cecala                 Vice President & Secretary

                              Clayton M. Albright
Robert J. Christian           Vice President

                              Joseph M. Fahey Jr.
Louis Klein Jr.               Vice President

                              Anna M. Bencrowsky
John J. Quindlen              Chief Compliance Officer


Mark A. Sargent

--------------------------------------------------------------------------------

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PFPC Inc.
301 Bellevue Parkway, Wilmington, DE 19809


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON EQUITY FUNDS
- INSTITUTIONAL AND A SHARES.


WILMINGTON                                                  EQUITY_Semi_12/07
     FUNDS

                                                    MULTI-MANAGER FUNDS

                                                            |
                                        SEMI ANNUAL REPORT  |  DECEMBER 31, 2007
                                                            |




                                                                       LARGE-CAP

                                                                       SMALL-CAP

                                                                   INTERNATIONAL

                                                                      REAL ASSET




                       WILMINGTON
                            FUNDS               [GRAPHIC OMITTED]

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------

================================================================================



CONTENTS                                page

President's Message ....................   3

Expense Disclosure .....................  13

Disclosure of Portfolio Holdings .......  15

Investments ............................  17

Financial Statements ................... 102

Financial Highlights ................... 110

                                        page

Notes to Financial Statements .......... 118

Notice to Shareholders ................. 129

Evaluation and Approval of
Advisory and Sub-Advisory
Agreements ............................. 130

Trustees and Officers .................. 135

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

DOW JONES-AIG COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted, unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of December 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DESCRIPTIONS OF INDICES -- CONTINUED
================================================================================


RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

STANDARD & POOR'S 100(R) INDEX is a subset of the S&P 500 and is comprised of the 100 leading U.S. stocks with exchange-listed options. Constituents of the S&P 100 are selected for sector balance and represent about 58% of the market capitalization of the S&P 500 and almost 45% of the market capitalization of the U.S. equity markets.

THE S&P SMALLCAP 600(R) INDEX is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

NAREIT IS A REGISTERED TRADEMARK OF THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS.

THE DOW JONES-AIG COMMODITY INDEX IS A SERVICE MARK OF DOW JONES & COMPANY, INC.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

U.S. STOCKS DELIVER MIXED RESULTS

   During the six-month period ended December 31, 2007, large-cap stocks outpaced small-caps while growth stocks overtook value stocks. Large-cap companies looking for growth from international markets buoyed the segment, while the value arena was hurt by financial services firms and homebuilders. The strong showing by large-cap stocks represented a turnabout from a long-run of small-cap winners. While the predominately large-cap Russell 1000 Index delivered a nearly flat return of -1.3% for the period, it garnered 5.8% for the year. Additionally, the Russell 2000 Index--comprised of small-cap issues--had a very weak six-month period return of -7.5%. The -13.1% loss during this period for the Russell 2000 Value Index, versus a drop of -2.1% for the Russell 2000 Growth Index, further demonstrated the relative strength of growth over value.

   The broad U.S. stock market, as measured by the Russell 3000 Index, recorded a decline of -1.8% for the six-month period. Investors found strength in growth stocks last year as the broad-market Russell 3000 Growth Index--for the first time since 1999--outperformed the Russell 3000 Value Index. The Growth Index returned 11.4% in 2007 (dipping just -0.9% for the fourth quarter) while the Value Index lost -1% for the year. Even though poor-performing financial services firms were responsible for a big part of the victory for growth stocks, growth did better than value at all capitalization levels. Active managers tended to underweight holdings in financials and garnered returns better than their benchmark indices and bested many index funds. For example, in 2007 the Wilmington Multi-Manager Large-Cap Fund (Institutional Shares) returned 6.35% versus the unmanaged Russell 1000 Index's 5.77% gain.

INTERNATIONAL STOCKS FAIR WELL

   International stocks showed solid returns in the broad sense, as measured by the MSCI EAFE Index reporting an 11.2% gain for the year. Emerging markets continued to be a fertile ground for growth, with the MSCI Emerging Markets (excluding Asia) Index soaring 37.5%. While both growth and value stocks of developed countries provided respectable returns, the domestic pattern of growth besting value was also present abroad. The MSCI EAFE Growth Index rewarded investors with 16.5% for the year, with the MSCI EAFE Value Index bringing in 6.0% for 2007.

MOST REAL ASSETS WIN

   We define real assets as securities whose prices tend to do well amid upturns in inflation. Among such securities are inflation-linked bonds, whose principal values and interest payments are linked to the rate of inflation; real estate-related securities; and commodity/natural resource-related securities. The past six months continued to put real assets to the test as the FTSE NAREIT Equity Index ("NAREIT Index") lost -10.4%, the Lehman U.S. TIPS Index ("TIPS Index") gained 9.7% and the Dow Jones-AIG Commodity Index gained 11.3%. For 2007, the NAREIT Index lost -15.7%, the Dow Jones-AIG Commodity Index returned 16.2% and the Lehman U.S. TIPS Index gained 11.6%. With the three-month Treasury Bill rate at 3.2%, the markets seem to be foreshadowing another Federal Funds rate reduction. Contrarians noted that upward pressure on commodity prices could reignite an inflationary spiral. Oil prices approached $100 per barrel by year-end and appeared to be in a strong uptrend. Food prices were strong as well and the price of other commodities such as copper and gold continued to approach their highs.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON MULTI-MANAGER LARGE-CAP FUND

   The Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Fund") returned -0.47% for the six-month period ended December 31, 2007, compared to a return of -1.31% for the Russell 1000 Index.

   The Fund employs four active managers: Armstrong Shaw Associates ("Armstrong"), Montag & Caldwell ("Montag"), First Quadrant, and Robeco Investment Management ("Robeco"). In addition, the Fund uses Wilmington Trust Investment Management ("WTIM") to implement a passive strategy of acquiring large capitalization stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics. The Fund also employs an index manager, Parametric Portfolio Associates ("Parametric") and has investments in exchange traded funds (iShares Trust) based on the Russell 1000 Growth Index.

   The Fund ended the period tilted 60% growth and 40% value, which helped returns as growth outpaced value as measured by the Russell 1000 style indices (3.4% return for growth vs. -6.0% return for value).

   With the merger of the Wilmington Multi-Manager Mid-Cap Fund (the "Mid-Cap Fund") into the Fund in December, the Fund retained the services of Robeco to manage a portion of the Fund using its mid-cap core strategy. Robeco was a manager in the Mid-Cap Fund prior to the merger.

   Parametric currently manages their portfolio to track the S&P 100 Index reflecting a tactical asset allocation decision to emphasize high-quality, mega-capitalization equities. This decision benefited the Fund as the S&P 100 Index outperformed the Russell 1000 Index by nearly 140 basis points in the period.

   Montag, the Fund's active growth manager, returned 12.9% in the period, outpacing the 3.4% return for the Russell 1000 Growth Index. Their underlying philosophy of identifying high quality companies with high earnings growth and trading below their intrinsic value was richly rewarded. In addition, three of their biggest positions, Apple, Google, and Research in Motion, were among their top gainers, combining to contribute nearly 350 basis points towards excess returns. Stock selection in consumer discretionary also benefited their portfolio and provided nearly 120 basis points towards excess returns.

   The Fundamentally Weighted Equity Strategy managed by WTIM exceeded their Russell 1000 Value Index benchmark by over 200 basis points in the period. The dividend factor was their biggest contributor towards excess returns.

   First Quadrant, the core quantitative manager within the Fund, trailed their Russell 1000 Index benchmark by 170 basis points in the period. The early days in August were particularly tough on most quantitative managers with the after effects of the deleveraging by hedge funds, and First Quadrant was no exception. The equity markets in that period were rewarding companies with high price-to-earnings valuations which is the antithesis of the underlying strategy of quantitative managers. The fourth quarter began to see a more normalized investing environment and First Quadrant did achieve 60 basis points of excess returns during that period.

   Armstrong, the Fund's active value manager, lagged the Russell 1000 Value Index by 300 basis points in the period. The portfolio did benefit from having a severe underweight to the financial sector but that was tempered by poor stock selection in the same sector. They transitioned their portfolio in the last few months to areas that are less economically sensitive, such as consumer staples and health care, with mixed

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


results. Finally, stock selection in consumer discretionary and materials were both weak. They are adding more global companies that derive significant portions of their revenue from overseas in order to continue to diversify their holdings.

   The top ten holdings as of December 31, 2007, representing approximately 30.3% of total investments, were:


                              PERCENT OF TOTAL
10 LARGEST HOLDINGS             INVESTMENTS
-----------------------     --------------------
iShares Russell 1000
  Growth Index Fund                15.3%
General Electric, Inc.              2.4%
Apple Computer, Inc.                1.7%
Microsoft Corp.                     1.7%
Cisco Systems, Inc.                 1.7%

                              PERCENT OF TOTAL
10 LARGEST HOLDINGS             INVESTMENTS
 ----------------------     --------------------
Procter & Gamble Co.                1.6%
Google, Inc. - Class A              1.6%
Exxon Mobil Corp.                   1.5%
ConocoPhillips                      1.5%
The Coca-Cola Co.                   1.3%


------------------------------------------------------------------------------------------

                                                  Average Annual Total Returns
                                        ------------------------------------------------

                                          SIX                  SINCE           SINCE
                                        MONTHS    1 YEAR    INCEPTION(1)    INCEPTION(2)
                                        ------    ------    ------------    ------------
Large-Cap Fund
  - Institutional Shares                (0.47)%    6.35%        9.92%            NA
  - A Shares (with sales charge)(3)     (4.07)%    2.37%         NA             6.96%
  - A Shares at NAV                     (0.61)%    6.07%         NA             8.84%
Russell 1000 Index                      (1.31)%    5.77%       12.09%           9.95%
S&P 500 Index                           (1.37)%    5.49%       11.56%           9.91%

------------------------------------------------------------------------------------------

-----------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL SHARES ARE FOR THE PERIOD JULY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON MULTI-MANAGER SMALL-CAP FUND

   The Institutional Shares of the Wilmington Multi-Manager Small-Cap Fund (the "Fund") returned -8.56% for the six-month period ended December 31, 2007, compared to a return of -7.53% for the Russell 2000 Index.

   The Fund continues to employ two active managers, Batterymarch Financial Management ("Batterymarch") and Systematic Financial Management ("SFM"), as well as an index manager, Parametric Portfolio Associates ("Parametric") and investments in an exchange traded fund (iShares Trust) based on the Russell 2000 Growth Index. In addition, the Fund uses Wilmington Trust Investment Management ("WTIM") to implement a passive strategy of acquiring small capitalization stocks and weighting the resulting portfolio using several fundamental, rather than market capitalization, metrics.

   For the six months ended December 31, 2007, the Fund maintained a 60% growth/40% value tilt in style allocation. This growth stance had a positive impact on the Fund's return as growth stocks outperformed value stocks by a significant 1,100 basis points.

   SFM beat the value component of the Russell 2000 for the last six months, losing -8.7% against a benchmark loss of -13.1%. The manager's approach of investing in companies with proven business models with strong free cash flow and limited debt was rewarded as investors became increasingly risk averse and focused on companies with strong fundamentals. During the six-month period, the manager benefited almost entirely from stock selection, especially in the consumer staples, consumer discretionary, and industrial sectors.

   Batterymarch, on the other hand, finished the half-year period trailing the growth component of the Russell 2000, -9.2% versus -2.1%, accounting for nearly all of the Fund's relative underperformance. Their emphasis on stocks with low price-to-earnings ratios hurt their performance, as stocks that were more expensive relative to their earnings performed significantly better than those which were less expensive. At the sector level, there was no single group that led to the quarter's disappointing results, as seven of the ten sectors failed to add value.

   The fundamentally weighted portfolio managed by WTIM just slightly trailed its Russell 2000 Value Index benchmark, returning -13.2% versus a -13.1% return for the index. The strategy is based upon several fundamental factors, including dividends, profits, and free cash flow. The net income factor added value; however, the free cash flow factor erased that value added and the dividend factor was a slight detractor of performance.

   The top ten holdings as of December 31, 2007, representing approximately 13.3% of total investments, were:


                                   PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
----------------------           --------------------
iShares Russell 2000
  Growth Index Fund                      8.2%
Sybase, Inc.                             0.6%
Priceline.com, Inc.                      0.6%
Waddell & Reed Financial, Inc. -
  Class A                                0.6%
Aeropostale, Inc.                        0.6%

                                   PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
 ---------------------           --------------------
Chattem, Inc.                            0.6%
Hologic, Inc.                            0.6%
Central European Distribution Corp.      0.5%
FTI Consulting, Inc.                     0.5%
Sotheby's Holdings, Inc. -
  Class A                                0.5%

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


------------------------------------------------------------------------------------------

                                                  Average Annual Total Returns
                                        ------------------------------------------------

                                          SIX                  SINCE           SINCE
                                        MONTHS    1 YEAR    INCEPTION(1)    INCEPTION(2)
                                        ------    ------    ------------    ------------
Small-Cap Fund
  - Institutional Shares                (8.56)%   (1.65)%      11.70%           NA
  - A Shares (with sales charge)(3)    (11.93)%   (5.26)%        NA            2.97%
  - A Shares at NAV                     (8.74)%   (1.86)%        NA            4.80%
Russell 2000 Index                      (7.53)%   (1.57)%      13.95%          7.90%
S&P SmallCap 600 Index                  (8.16)%   (0.30)%      14.81%          6.59%

------------------------------------------------------------------------------------------


-----------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL SHARES ARE FOR THE PERIOD JULY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

   The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned 0.76% for the six-month period ended December 31, 2007, compared to a return of 0.39% for the MSCI EAFE Index.

   The prevailing investment issue in the second half of 2007 was the fallout from the U.S. sub-prime situation and how it effected global markets. Volatility did increase, especially in the early days of August when markets languished from the aftereffects of the deleveraging brought on by hedge funds. Given this background, international equity markets enjoyed better relative returns than their U.S. brethren as the Standard & Poor's 500 Index of U.S. stocks returned -1.4% in the same period. A big contributor towards excess returns for the Fund was the continued allocation to international emerging markets as they gained 18.6% as measured by the MSCI Emerging Markets Net Index.

   The Fund employs six investment managers: Goldman Sachs Asset Management ("GSAM"), Julius Baer Investment Management ("JBIM"), Acadian Asset Management ("Acadian"), Dimensional Fund Advisors ("DFA"), Parametric Portfolio Associates ("Parametric"), and Principal Global Investors ("Principal"). During the period, the Fund terminated its sub-advisory agreement with The Boston Company Asset Management because its entire portfolio management team left to join another asset manager.

   In the first days of December, we directed GSAM to change their mandate from a core to growth strategy to reflect Wilmington Trust's latest asset allocation model which signaled tilting more towards growth and away from value. GSAM attempts to provide superior returns through a structured stock selection process, while maintaining a return profile very close to that of the MSCI EAFE Growth Index. In the five months prior to December, GSAM lagged their benchmark by nearly 300 basis points as their returns to their investment themes were negative overall.

   JBIM provided the greatest amount of excess returns (320 basis points above the MSCI EAFE Index) to the Fund primarily due to their allocation to emerging markets along with an underweight to Japan. JBIM utilizes a more flexible investment process and allows for greater concentrations in various countries, including emerging markets, sectors, and industries.

   DFA outperformed the MSCI EAFE Value Index by over 120 basis points due to stock selection as verified by attribution analysis. DFA delivers asset class returns in a cost-efficient manner while designing their portfolios to provide targeted exposures to systematic risk factors and capturing their expected returns.

   Acadian lagged the MSCI EAFE Index by over 300 basis points due to broad-based factor underperformance, especially in valuation-related factors where the most expensive names on a relative basis were the best performers. Acadian is a quantitative active manager which employs the use of analytic models for active stock selection as well as sector and country valuation.

   The two emerging markets sub-advisers, Parametric and Principal, both began managing their respective portfolios in early July and have performed in line with the MSCI Emerging Markets Index benchmark. Parametric invests in emerging and frontier markets emphasizing country selection, as opposed to security selection, as the most effective method to capture excess returns. Principal invests in emerging markets and believes that superior stock selection is the key to consistent outperformance by combining company fundamentals evaluation and in-depth original quantitative research.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


   The top ten holdings as of December 31, 2007, representing approximately 11.4% of total investments, were:





                                   PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
-----------------------          --------------------
BHP Billiton, Ltd.                       1.6%
Royal Dutch Shell PLC                    1.5%
Zurich Financial Services AG             1.5%
Nestle SA                                1.1%
Antofagasta PLC                          1.1%

                                   PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
-----------------------          --------------------
BASF AG                                  1.0%
Mobile Telesystems OJSC, ADR             0.9%
Deutsche Lufthansa AG                    0.9%
Nokia Oyj                                0.9%
Vivendi Universal SA                     0.9%


   The following table compares the performance of the Wilmington Multi-Manager International Fund (the "International Fund") and its predecessor, the International Stock Fund (a collective investment fund), with that of the MSCI EAFE Index for the periods ended December 31, 2007. The International Stock Fund's performance has been included for periods prior to June 29, 1998 and has been adjusted to reflect the annual deduction of fees and expenses applicable to Institutional Shares of the International Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different.


----------------------------------------------------------------------------------------------
                                                   Average Annual Total Returns
                                       -----------------------------------------------------
                                         SIX                                       SINCE
                                       MONTHS    1 YEAR    5 YEAR    10 YEAR    INCEPTION(1)
                                       ------    ------    ------    -------    ------------
International Fund
  -- Institutional Shares               0.76%   12.87%     21.96%      8.17%         NA
  -- A Shares (with sales charge)(2)   (2.90)%   8.74%       NA         NA         17.81%
  -- A Shares at NAV                    0.65%   12.64%       NA         NA         19.89%
MSCI EAFE Index                         0.39%   11.17%     21.59%      8.66%       18.33%

----------------------------------------------------------------------------------------------

-----------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) NO SINCE INCEPTION RETURN IS PROVIDED FOR INSTITUTIONAL SHARES BECAUSE THEY ARE MORE THAN TEN YEARS OLD. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON MULTI-MANAGER REAL ASSET FUND

   For the period July 1, 2007 through December 31, 2007, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Fund") returned 8.02% compared to a return of 3.99% for the blended benchmark. The blended benchmark is comprised of 50% Lehman U.S. Treasury Inflation Protected Securities (TIPS) Index, 30% FTSE NAREIT-Equity Index, and 20% DJ-AIG Commodity Index TR ("DJAIGCI").

   During the  period,  the Fund  continued  to employ  three  active  managers:
Standish Mellon Asset Management ("SMAM"), AEW Management and Advisers ("AEW") and Real Estate Management Services Group ("REMS"). Additionally, the Fund had passive investments in the iShares Trust exchange traded funds ("ETFs") based on the Lehman U.S. TIPS Index and the Cohen & Steers Realty Majors Index and a PowerShares ETF based on the Deutsche Bank Liquid Commodity Index-Optimum Yield ("DBLCI-OY"), as well as an investment in a passive exchange traded note (iPath
ETN) based on the DJAIGCI. The Fund was also invested in the PIMCO CommodityRealReturn Strategy Fund (the "PIMCO Fund") an open-end fund.

   During the last six months of 2007, SMAM, the Fund's TIPS manager, beat their benchmark, the Lehman U.S. TIPS Index, by 10 basis points, returning 9.9% versus 9.8%. The period was marked by positive principal returns for TIPS, caused by positive inflation accruals and falling real rates. The decline in real rates was driven by investor preference for high-quality securities amid the ongoing subprime-related problems in the credit markets and fears of a slowing economy.

   AEW and REMS, the two real estate managers in the Fund, both underperformed the FTSE NAREIT-Equity Index during the period. Again, amid the subprime fallout, the index lost -10.4%, while AEW was down -11.3% and REMS was down -16.3%. Active managers in this space, in general, had a difficult period, as the index outperformed 73% of the manager universe. REMS suffered more than AEW due to their emphasis on smaller capitalization names.

   The PIMCO Fund performed 920 basis points better than the DJAIGCI during the six months ended December 31, 2007, returning 20.2% versus 11.0% for the index. The PIMCO Fund invests in derivative securities whose performance is linked to the DJAIGCI, while the collateral portion of the portfolio is actively managed by investing primarily in TIPS in an attempt to add incremental returns, along with additional inflation hedging. The PIMCO Fund's relative out-performance, therefore, can be attributed to the collateral portfolio outpacing T-Bills, which is the implied cost-of-carry for the index. The passive iPath ETN performed in-line with the DJAIGCI, as expected.

   Also in the commodities space, exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield enhanced the Fund's overall returns. During the six month period, the DBLCI-OY returned 26.0% versus the DJAIGCI's return of 11.0%. At the beginning of the period, the Fund purchased a structured note which provides exposure to the DBLCI-OY at a lower cost than the PowerShares ETF. A position in the PowerShares Fund was maintained, albeit at a smaller allocation, for liquidity purposes.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


   The top ten holdings as of December 31, 2007, representing approximately 54.1% of total investments, were:


                                   PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
-----------------------          --------------------
U.S. Treasury Inflation
   Indexed Notes, 2.00%, 07/15/14        8.0%
U.S. Treasury Inflation
   Indexed Notes, 1.88%, 07/15/13        6.3%
U.S. Treasury Inflation
   Indexed Notes, 3.50%, 01/15/11        6.2%
Deutsche Bank AG, London
  Branch, Structured Note Linked
  to the DB Liquid Commodity
  Index, 5.24%, 08/04/08                 5.7%
U.S. Treasury Inflation
  Indexed Notes, 3.00%, 07/15/12         5.5%

                                   PERCENT OF TOTAL
10 LARGEST HOLDINGS                  INVESTMENTS
-----------------------          --------------------
PIMCO Commodity -
   RealReturn Strategy Fund -
   Institutional Shares                  4.9%
PowerShares DB Commodity
   Index Tracking Fund                   4.5%
iShares Lehman U.S. Treasury
  Inflation Protected Securities
  Index Fund                             4.5%
U.S. Treasury Inflation
  Indexed Notes, 3.63%, 04/15/28         4.3%
U.S. Treasury Inflation
  Indexed Notes, 1.63%, 01/15/15         4.2%

------------------------------------------------------------------------------------------

                                                  Average Annual Total Returns
                                        ------------------------------------------------

                                          SIX                  SINCE           SINCE
                                        MONTHS    1 YEAR    INCEPTION(1)    INCEPTION(2)
                                        ------    ------    ------------    ------------
Real Asset Fund
  -- Institutional Shares                8.02%      801%       17.27%           NA
  -- A Shares (with sales charge)(3)     4.09%      3.97%        NA            9.54%
  -- A Shares at NAV                     7.89%      7.72%        NA           11.48%
Blended Index: TIPS/NAREIT/DJ-AIG        3.99%      4.09%      11.15%          7.27%
Lehman U.S. TIPS Index                   9.73%     11.64%       5.54%          5.87%
NAREIT Equity Index                    (10.42)%   (15.69)%     16.94%          6.70%
DJ-AIG Commodity TR Index               11.27%     16.23%      14.56%          8.93%

------------------------------------------------------------------------------------------

-----------------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) SINCE INCEPTION RETURNS SHOWN FOR INSTITUTIONAL SHARES ARE FOR THE PERIOD JULY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2007.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


   We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                   Sincerely,

                                                   /s/ Neil Wolfson

                                                   Neil Wolfson
                                                   President

January 24, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

EXPENSE TABLES
                                              BEGINNING        ENDING                     EXPENSES
                                               ACCOUNT         ACCOUNT    ANNUALIZED        PAID
                                                VALUE           VALUE       EXPENSE        DURING
                                               7/01/07        12/31/07       RATIO         PERIOD*
                                              ---------       ---------   ----------      --------
MULTI-MANAGER LARGE-CAP FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00       $  995.30      0.83%         $4.16
Hypothetical 5% Return Before Expenses ....    1,000.00        1,020.96      0.83%          4.22

MULTI-MANAGER LARGE-CAP FUND
-- A SHARES
Actual Fund Return ........................   $1,000.00       $  993.90      1.08%         $5.41
Hypothetical 5% Return Before Expenses ....    1,000.00        1,019.71      1.08%          5.48

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
================================================================================


                                              BEGINNING        ENDING                     EXPENSES
                                               ACCOUNT         ACCOUNT    ANNUALIZED        PAID
                                                VALUE           VALUE       EXPENSE        DURING
                                               7/01/07        12/31/07       RATIO         PERIOD*
                                              ---------       ---------   ----------      --------
MULTI-MANAGER SMALL-CAP FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00       $  914.40      1.25%         $6.02
Hypothetical 5% Return Before Expenses ....    1,000.00        1,018.85      1.25%          6.36

MULTI-MANAGER SMALL-CAP FUND
-- A SHARES
Actual Fund Return ........................   $1,000.00       $  912.60      1.50%         $7.21
Hypothetical 5% Return Before Expenses ....    1,000.00        1,017.60      1.50%          7.61

MULTI-MANAGER INTERNATIONAL FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00       $1,007.60      1.10%         $5.55
Hypothetical 5% Return Before Expenses ....    1,000.00        1,019.61      1.10%          5.60

MULTI-MANAGER INTERNATIONAL FUND
-- A SHARES
Actual Fund Return ........................   $1,000.00       $1,006.50      1.35%         $6.81
Hypothetical 5% Return Before Expenses ....    1,000.00        1,018.35      1.35%          6.85

MULTI-MANAGER REAL ASSET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00       $1,080.20      0.64%         $3.35
Hypothetical 5% Return Before Expenses ....    1,000.00        1,021.92      0.64%          3.26

MULTI-MANAGER REAL ASSET FUND
-- A SHARES
Actual Fund Return ........................   $1,000.00       $1,078.90      0.89%         $4.65
Hypothetical 5% Return Before Expenses ....    1,000.00        1,020.66      0.89%          4.52

----------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal year, then divided by 366.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
================================================================================


PORTFOLIO HOLDINGS

DECEMBER 31, 2007

The following tables present a summary of the portfolio holdings of each of the Wilmington Multi-Manager Funds as a percentage of its total investments.


MULTI-MANAGER LARGE-CAP FUND
Information Technology ............  16.1%
Exchange-Traded Funds .............  15.2%
Financials ........................  11.4%
Industrials .......................  10.6%
Health Care .......................  10.5%
Energy ............................  10.2%
Consumer Staples ..................  10.0%
Consumer Discretionary ............   7.2%
Utilities .........................   2.8%
Telecommunication Services ........   2.7%
Materials .........................   2.3%
Short-Term Investments ............   1.0%
                                    -----
                                    100.0%
                                    =====


MULTI-MANAGER SMALL-CAP FUND
Information Technology ............  17.4%
Financials ........................  15.4%
Consumer Discretionary ............  13.5%
Industrials .......................  13.3%
Health Care .......................  13.1%
Exchange-Traded Funds .............   8.3%
Energy ............................   5.5%
Materials .........................   5.1%
Consumer Staples ..................   3.6%
Utilities .........................   2.0%
Telecommunication Services ........   0.9%
Short-Term Investments ............   1.9%
                                    -----
                                    100.0%
                                    =====


MULTI-MANAGER INTERNATIONAL FUND

SECTOR
Financials ........................  25.2%
Materials .........................  12.5%
Industrials .......................  12.1%
Consumer Staples ..................   9.9%
Energy ............................   9.1%
Consumer Discretionary ............   8.7%
Telecommunications ................   8.1%
Information Technology ............   5.5%
Utilities .........................   4.7%
Health Care .......................   3.5%
Short-Term Investments ............   0.7%
                                    -----
                                    100.0%
                                    =====


COUNTRY
United Kingdom ....................  13.9%
Japan .............................  11.8%
Germany ...........................   9.1%
France ............................   7.0%
Switzerland .......................   5.7%
Australia .........................   5.0%
Netherlands .......................   4.4%
Russia ............................   3.7%
Hong Kong .........................   3.6%
Spain .............................   3.2%
Italy .............................   2.1%
Canada ............................   2.0%
Brazil ............................   1.9%
Sweden ............................   1.9%
Finland ...........................   1.5%
South Korea .......................   1.4%
Belgium ...........................   1.4%
India .............................   1.2%
Austria ...........................   1.1%
Taiwan ............................   1.1%
Mexico ............................   1.1%
South Africa ......................   1.1%
All other countries less than 1% ..  13.7%
Hang Seng Investment Index Fund ...   0.1%
iShares MSCI Index Fund ...........   0.3%
Short-Term Investments ............   0.7%
                                    -----
                                    100.0%
                                    =====

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED
================================================================================


MULTI-MANAGER REAL ASSET FUND
Treasury Inflation Protected Securities
   U.S. Treasury Obligations ......  50.3%
   Exchange-Traded Funds ..........   4.5%
Real Estate Related Securities
   REITs
      Retail ......................   4.6%
      Industrial/Office ...........   4.2%
      Residential .................   2.5%
      Diversified/Other ...........   1.4%
      Health Care .................   1.1%
      Lodging/Resorts .............   0.6%
      Self Storage ................   0.8%
   Exchange-Traded Funds ..........   0.9%
   Common Stock ...................   1.4%
Commodity Related Securities
   Exchange-Traded Funds ..........   4.5%
   Investment Companies ...........   4.9%
   Exchange-Traded Notes ..........   3.6%
   Structured Note ................   5.7%
Short-Term Investments ............   9.0%
                                    -----
                                    100.0%
                                    =====

DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
COMMON STOCK -- 83.6%
 CONSUMER DISCRETIONARY -- 7.2%
   AUTO COMPONENTS -- 0.0%
    BorgWarner, Inc.* ...............         140    $      6,777
    Gentex Corp. ....................         270           4,798
    Johnson Controls, Inc. ..........         730          26,309
    The Goodyear Tire &
      Rubber Co.* ...................          30             847
    TRW Automotive
      Holdings Corp.* ...............          60           1,254
                                                     ------------
                                                           39,985
                                                     ------------
   AUTOMOBILES -- 0.1%
    Ford Motor Co.* .................      32,026         215,535
    General Motors Corp. ............       4,174         103,891
    Harley-Davidson, Inc. ...........         690          32,230
    Thor Industries, Inc. ...........         130           4,941
                                                     ------------
                                                          356,597
                                                     ------------
   DISTRIBUTORS -- 0.0%
    Genuine Parts Co.. ..............         380          17,594
                                                     ------------
   DIVERSIFIED CONSUMER SERVICES -- 0.3%
    Apollo Group, Inc. -
      Class A* ......................         320          22,448
    Career Education Corp.* .........          90           2,263
    H&R Block, Inc. .................         790          14,670
    Service Corp.
      International .................      51,770         727,369
    Weight Watchers
      International, Inc. ...........          80           3,614
                                                     ------------
                                                          770,364
                                                     ------------
   HOTELS, RESTAURANTS & LEISURE -- 2.1%
    Boyd Gaming Corp.. ..............          20             681
    Brinker International, Inc. .....         510           9,976
    Carnival Corp. ..................         910          40,486
    Choice Hotels International,
      Inc. ..........................         300           9,960
    Darden Restaurants, Inc. ........       5,810         160,995
    Harrah's Entertainment,
      Inc. ..........................         901          79,964
    International Game
      Technology ....................         570          25,040
    International Speedway
      Corp. - Class A ...............         270          11,119


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
    Jack in the Box, Inc.* ..........      15,860    $    408,712
    Marriott International,
      Inc. - Class A ................          20             684
    McDonald's Corp. ................      34,516       2,033,337
    MGM MIRAGE* .....................      14,200       1,193,084
    Orient-Express Hotels,
      Ltd. ..........................          10             575
    Panera Bread Co. -
      Class A* ......................          40           1,433
    Royal Caribbean Cruises,
      Ltd. ..........................         990          42,015
    Starbucks Corp.* ................         410           8,393
    Starwood Hotels &
      Resorts Worldwide,
      Inc. ..........................         390          17,172
    The Cheesecake Factory,
      Inc.* .........................         370           8,773
    Wendy's International,
      Inc. ..........................         280           7,235
    Wyndham Worldwide
      Corp. .........................      21,458         505,550
    Wynn Resorts, Ltd. ..............       3,600         403,668
    Yum! Brands, Inc. ...............      19,810         758,129
                                                     ------------
                                                        5,726,981
                                                     ------------
   HOUSEHOLD DURABLES -- 0.2%
    Centex Corp. ....................         120           3,031
    D.R. Horton, Inc.. ..............         720           9,482
    Fortune Brands, Inc. ............         230          16,643
    Garmin, Ltd. ....................         100           9,700
    Harman International
      Industries, Inc. ..............         150          11,056
    Jarden Corp.* ...................          50           1,181
    KB Home Co. .....................         170           3,672
    Leggett & Platt, Inc. ...........       1,260          21,974
    Lennar Corp. - Class A ..........         270           4,830
    M.D.C. Holdings, Inc. ...........          70           2,599
    Mohawk Industries, Inc.* ........       6,250         465,000
    Newell Rubbermaid, Inc. .........         960          24,845
    Pulte Corp. .....................         920           9,697
    Ryland Group, Inc. ..............         230           6,337
    Snap-On, Inc. ...................         330          15,919
    Toll Brothers, Inc.* ............         130           2,608
    Whirlpool Corp. .................         100           8,163
                                                     ------------
                                                          616,737
                                                     ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   INTERNET & CATALOG RETAIL -- 0.1%
    Amazon.com, Inc.*. ..............         140    $     12,970
    Expedia, Inc.* ..................         621          19,636
    IAC/Interactive Corp.* ..........       1,020          27,459
    Liberty Media Corp. -
      Interactive - Class A* ........         130           2,480
    NutriSystem, Inc.* ..............          90           2,428
    Priceline.com, Inc.* ............       1,942         223,058
                                                     ------------
                                                          288,031
                                                     ------------
   LEISURE EQUIPMENT & PRODUCTS -- 0.0%
    Brunswick Corp. .................         440           7,502
    Eastman Kodak Co.. ..............       1,450          31,712
    Mattel, Inc. ....................       1,280          24,371
    Pool Corp. ......................         170           3,371
                                                     ------------
                                                           66,956
                                                     ------------
   MEDIA -- 2.1%
    Cablevision Systems
      New York Group -
      Class A* ......................         620          15,190
    CBS Corp. - Class B .............       4,847         132,081
    Central European Media
      Enterprises, Ltd.
      Class A* ......................          10           1,160
    Citadel Broadcasting
      Corp. .........................       1,502           3,094
    Clear Channel
      Communications, Inc. ..........       2,030          70,076
    Clear Channel Outdoor
      Holdings, Inc.
      Class A .......................          80           2,213
    Comcast Corp. -
      Class A* ......................      15,696         286,609
    Comcast Corp. -
      Special Class A* ..............      31,350         568,062
    CTC Media, Inc.*.. ..............          30             906
    Discovery Holding Co. -
      Class A* ......................         370           9,302
    DreamWorks Animation
      SKG, Inc. - Class A*.. ........          10             255
    EchoStar Communications
      Corp. - Class A* ..............      33,900       1,278,708
    Gannett Co., Inc.. ..............       1,150          44,850
    Gemstar-TV Guide
      International, Inc.*.. ........      37,796         179,909
    Getty Images, Inc.* .............         270           7,830
    Harte-Hanks, Inc.. ..............         210           3,633


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   MEDIA -- (CONTINUED)
    Idearc, Inc. ....................         180    $      3,161
    John Wiley & Sons, Inc. -
      Class A .......................       6,116         262,009
    Liberty Global, Inc. -
      Class A* ......................          80           3,135
    Liberty Media Corp. -
      Capital Class A* ..............          10           1,165
    Meredith Corp. ..................         240          13,195
    News Corp. - Class A ............       2,710          55,528
    Omnicom Group, Inc. .............         470          22,339
    R.H. Donnelley Corp.* ...........         180           6,566
    Regal Entertainment
      Group - Class A ...............       2,360          42,645
    The DIRECTV
      Group, Inc.* ..................      28,800         665,856
    The E.W. Scripps Co. -
      Class A .......................         490          22,055
    The Interpublic Group
      of Cos., Inc.* ................         250           2,027
    The McClatchy Co. -
      Class A .......................         450           5,634
    The McGraw-Hill
      Cos., Inc. ....................         780          34,172
    The New York Times
      Co. - Class A .................         130           2,279
    The Walt Disney Co. .............      37,995       1,226,478
    The Washington Post Co. .........          20          15,829
    Time Warner, Inc.. ..............      64,290       1,061,428
    Viacom, Inc. - Class B* .........       2,380         104,530
    Virgin Media, Inc. ..............         410           7,027
    Warner Music Group
      Corp. .........................         680           4,121
                                                     ------------
                                                        6,165,057
                                                     ------------
   MULTILINE RETAIL -- 0.5%
    Big Lots, Inc.* .................          10             160
    Dollar Tree Stores, Inc.* .......          20             518
    Family Dollar Stores, Inc. ......         650          12,500
    J.C. Penney Co., Inc. ...........      11,780         518,202
    Kohl's Corp.* ...................         110           5,038
    Macy's, Inc. ....................          40           1,035
    Nordstrom, Inc. .................          40           1,469
    Sears Holdings Corp.* ...........          70           7,144
    Target Corp. ....................      17,378         868,900
                                                     ------------
                                                        1,414,966
                                                     ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   SPECIALTY RETAIL -- 1.3%
    Abercrombie & Fitch
      Co. - Class A .................         230    $     18,393
    Advance Auto Parts, Inc. ........         180           6,838
    American Eagle
      Outfitters, Inc. ..............         520          10,800
    AnnTaylor Stores Corp.* .........         100           2,556
    AutoZone, Inc.* .................      13,750       1,648,762
    Barnes & Noble, Inc. ............       9,356         322,314
    Bed Bath & Beyond,
      Inc.* .........................         460          13,519
    Best Buy Co., Inc. ..............         750          39,488
    Carmax, Inc.* ...................         110           2,173
    Chico's FAS, Inc.* ..............         340           3,070
    Circuit City Stores, Inc. .......         440           1,848
    Coldwater Creek, Inc.* ..........         340           2,275
    Foot Locker, Inc.. ..............         720           9,835
    Limited Brands, Inc. ............         710          13,440
    Lowe's Cos., Inc. ...............      28,430         643,087
    O'Reilly Automotive,
      Inc.* .........................          70           2,270
    Office Depot, Inc.* .............         840          11,684
    OfficeMax, Inc. .................         370           7,644
    RadioShack Corp. ................         730          12,308
    Ross Stores, Inc.. ..............          70           1,790
    Sally Beauty Holdings,
      Inc.* .........................         250           2,263
    Staples, Inc. ...................         610          14,073
    The Gap, Inc. ...................      11,656         248,040
    The Home Depot, Inc. ............      12,726         342,838
    The Sherwin-Williams
      Co. ...........................       4,219         244,871
    The TJX Cos., Inc. ..............       1,230          35,338
    Tiffany & Co. ...................          70           3,222
    Tractor Supply Co.* .............          80           2,875
    TravelCenters of America
      LLC* ..........................          40             500
    Urban Outfitters, Inc.* .........          30             818
    Williams-Sonoma, Inc. ...........          10             259
                                                     ------------
                                                        3,669,191
                                                     ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
    Coach, Inc.* ....................         330          10,091
    Jones Apparel Group,
      Inc. ..........................         850          13,591
    Liz Claiborne, Inc. .............         490           9,972
    Nike, Inc. - Class B ............      22,970       1,475,593
    Polo Ralph Lauren Corp. .........         220          13,594


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
    V.F. Corp. ......................         290    $     19,911
                                                     ------------
                                                        1,542,752
                                                     ------------
   TOTAL CONSUMER DISCRETIONARY .................      20,675,211
                                                     ------------
 CONSUMER STAPLES -- 10.0%
   BEVERAGES -- 2.8%
    Anheuser-Busch Cos.,
      Inc. ..........................       4,646         243,172
    Brown-Forman Corp. -
      Class B .......................         420          31,126
    Coca-Cola Enterprises,
      Inc. ..........................      17,491         455,291
    Constellation Brands, Inc.
      Class A* ......................         470          11,111
    Molson Coors Brewing
      Co. - Class B .................       5,008         258,513
    Pepsi Bottling Group,
      Inc. ..........................       1,760          69,450
    PepsiAmericas, Inc. .............       8,202         273,291
    PepsiCo, Inc. ...................      41,285       3,133,531
    The Coca-Cola Co.. ..............      59,461       3,649,121
                                                     ------------
                                                        8,124,606
                                                     ------------
   FOOD & STAPLES RETAILING -- 3.1%
    BJ's Wholesale Club,
      Inc.* .........................          50           1,691
    Costco Wholesale Corp. ..........      24,420       1,703,539
    CVS Caremark Corp. ..............      83,664       3,325,644
    Long's Drug Stores Corp. ........       7,353         345,591
    Rite Aid Corp.* .................         450           1,256
    Safeway, Inc. ...................      13,671         467,685
    SUPERVALU, Inc. .................         410          15,383
    Sysco Corp. .....................         710          22,159
    The Kroger Co. ..................      81,510       2,177,132
    Wal-Mart Stores, Inc. ...........      16,221         770,984
    Whole Foods Market,
      Inc. ..........................         430          17,544
                                                     ------------
                                                        8,848,608
                                                     ------------
   FOOD PRODUCTS -- 1.2%
    Archer-Daniels-Midland
      Co. ...........................      18,640         865,455
    Bunge, Ltd. .....................          50           5,821
    Campbell Soup Co.. ..............       1,980          70,745
    ConAgra Foods, Inc. .............       1,460          34,733
    Corn Products
      International, Inc. ...........          20             735


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   FOOD PRODUCTS -- (CONTINUED)
    Dean Foods Co. ..................      23,790    $    615,209
    Del Monte Foods Co. .............         160           1,514
    H.J. Heinz Co. ..................       2,737         127,763
    Hormel Foods Corp. ..............         220           8,906
    Kellogg Co. .....................         960          50,333
    Kraft Foods, Inc. Class A .......      34,636       1,130,173
    McCormick & Co., Inc. ...........         160           6,066
    Sara Lee Corp. ..................       7,221         115,969
    Smithfield Foods, Inc.* .........      17,100         494,532
    The Hershey Foods Corp. .........         180           7,092
    The J.M. Smucker Co. ............          70           3,601
    Tyson Foods, Inc. -
      Class A .......................          30             460
    Wm. Wrigley Jr. Co. .............         730          42,741
                                                     ------------
                                                        3,581,848
                                                     ------------
   HOUSEHOLD PRODUCTS -- 2.0%
    Church & Dwight Co.,
      Inc. ..........................          10             541
    Colgate-Palmolive Co. ...........      14,389       1,121,766
    Energizer Holdings, Inc.* .......         150          16,820
    Kimberly-Clark Corp. ............         820          56,859
    Procter & Gamble Co. ............      64,044       4,702,110
    The Clorox Co. ..................         500          32,585
                                                     ------------
                                                        5,930,681
                                                     ------------
   PERSONAL PRODUCTS -- 0.1%
    Alberto-Culver Co. ..............          80           1,963
    Avon Products, Inc. .............       3,339         131,991
    Bare Escentuals, Inc.* ..........          20             485
    Estee Lauder Cos., Inc. -
      Class A .......................         580          25,294
    Herbalife, Ltd. .................         200           8,056
    NBTY, Inc.* .....................          50           1,370
                                                     ------------
                                                          169,159
                                                     ------------
   TOBACCO -- 0.8%
    Altria Group, Inc. ..............      25,973       1,963,039
    Loews Corp. - Carolina
      Group .........................         670          57,151
    Reynolds American, Inc. .........       4,043         266,676
    UST, Inc. .......................         790          43,292
                                                     ------------
                                                        2,330,158
                                                     ------------
   TOTAL CONSUMER STAPLES .......................      28,985,060
                                                     ------------


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
 ENERGY -- 10.1%
   ENERGY EQUIPMENT & SERVICES -- 3.9%
    Baker Hughes, Inc. ..............      27,710    $  2,247,281
    BJ Services Co. .................         510          12,373
    Cameron International
      Corp.* ........................      15,260         734,464
    Diamond Offshore
      Drilling, Inc. ................         240          34,080
    Dresser-Rand Group,
      Inc.* .........................         690          26,945
    ENSCO International,
      Inc. ..........................         140           8,347
    FMC Technologies, Inc.* .........          40           2,268
    Global Industries, Ltd.* ........         110           2,356
    Grant Prideco, Inc.* ............          90           4,996
    Halliburton Co. .................      47,139       1,787,039
    Helix Energy Solutions
      Group, Inc.* ..................          80           3,320
    Helmerich & Payne,
      Inc.* .........................         120           4,808
    Nabors Industries, Ltd. .........          60           1,643
    National Oilwell Varco,
      Inc.* .........................         220          16,161
    Noble Corp. .....................          40           2,260
    Oceaneering International,
      Inc.* .........................          20           1,347
    Patterson-UTI Energy,
      Inc.* .........................         670          13,078
    Pride International, Inc.* ......         200           6,780
    Rowan Cos., Inc. ................         260          10,260
    Schlumberger, Ltd. ..............      33,390       3,284,574
    SEACOR Holdings, Inc.* ..........      20,927       1,940,770
    Smith International, Inc. .......         170          12,555
    Tidewater, Inc. .................       9,432         517,440
    Transocean, Inc* ................         104          14,888
    Unit Corp.* .....................      12,080         558,700
                                                     ------------
                                                       11,248,733
                                                     ------------
   OIL, GAS & CONSUMABLE FUELS -- 6.2%
    Alon USA Energy, Inc. ...........       8,983         244,158
    Anadarko Petroleum
      Corp. .........................         390          25,619
    Apache Corp. ....................         200          21,508
    Arch Coal, Inc. .................          60           2,696
    Cabot Oil & Gas Corp. ...........          30           1,211
    Cheniere Energy, Inc.* ..........          50           1,632
    Chesapeake Energy Corp. .........      10,907         427,554
    ChevronTexaco Corp. .............      24,406       2,277,812
    ConocoPhillips ..................      48,285       4,263,565


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
    Consol Energy, Inc. .............         150    $     10,728
    Continental Resources,
      Inc.* .........................          10             261
    Denbury Resources, Inc.* ........         100           2,975
    Devon Energy Corp. ..............      25,770       2,291,211
    El Paso Corp. ...................      50,144         864,483
    EOG Resources, Inc. .............          30           2,677
    Exxon Mobil Corp.. ..............      46,913       4,395,279
    Forest Oil Corp.*. ..............          40           2,034
    Foundation Coal Holdings,
      Inc. ..........................         410          21,525
    Frontier Oil Corp. ..............         250          10,145
    Frontline, Ltd. .................         980          47,040
    Hess Corp. ......................         450          45,387
    Holly Corp. .....................          20           1,018
    Marathon Oil Corp. ..............       1,050          63,903
    Massey Energy Co.. ..............          40           1,430
    Murphy Oil Corp. ................       3,227         273,779
    Newfield Exploration
      Co.* ..........................          20           1,054
    Noble Energy, Inc. ..............         310          24,651
    Occidental Petroleum
      Corp. .........................      11,330         872,297
    Overseas Shipholding
      Group, Inc. ...................         260          19,352
    Patriot Coal Corp.* .............          51           2,129
    Peabody Energy Corp. ............         180          11,095
    Pioneer Natural
      Resources Co. .................         210          10,256
    Plains Exploration &
      Production Co.* ...............         290          15,660
    Quicksilver Resources,
      Inc.* .........................          40           2,384
    Range Resources Corp. ...........          40           2,054
    Southwestern Energy
      Co.* ..........................          30           1,672
    Spectra Energy Corp. ............         210           5,422
    St. Mary Land &
      Exploration Co. ...............         150           5,791
    Sunoco, Inc. ....................         190          13,764
    Tesoro Corp. ....................      15,870         756,999
    Valero Energy Corp. .............      12,690         888,681
    W&T Offshore, Inc. ..............          40           1,198
    Western Refining, Inc. ..........          40             968
    Williams Cos., Inc. .............       3,550         127,019


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
    XTO Energy, Inc. ................          62    $      3,210
                                                     ------------
                                                       18,065,286
                                                     ------------
   TOTAL ENERGY .................................      29,314,019
                                                     ------------
 FINANCIALS -- 11.4%
   CAPITAL MARKETS -- 2.3%
    Affiliated Managers
      Group, Inc.* ..................         895         105,127
    Allied Capital Corp. ............       1,010          21,715
    American Capital
      Strategies, Ltd. ..............         770          25,379
    Ameriprise Financial,
      Inc. ..........................         230          12,675
    E*TRADE Group, Inc.* ............       2,550           9,052
    Eaton Vance Corp.. ..............         110           4,995
    Federated Investors, Inc. .......         560          23,050
    Franklin Resources, Inc. ........         330          37,762
    GFI Group, Inc.*.. ..............       6,041         578,245
    Goldman Sachs Group,
      Inc. ..........................       9,411       2,023,836
    Investment Technology
      Group, Inc.* ..................         210           9,994
    Janus Capital Group, Inc. .......         730          23,980
    Jefferies Group, Inc. ...........         370           8,528
    Lazard, Ltd. - Class A ..........         200           8,136
    Legg Mason, Inc. ................         170          12,435
    Lehman Brothers
      Holdings, Inc. ................       3,150         206,136
    Merrill Lynch & Co., Inc. .......      14,554         781,259
    Morgan Stanley ..................      22,363       1,187,699
    Northern Trust Corp. ............       7,646         585,531
    Raymond James
      Financial, Inc. ...............         480          15,677
    SEI Investments Co. .............      11,732         377,418
    State Street Corp. ..............         220          17,864
    T.Rowe Price Group,
      Inc. ..........................         610          37,137
    The Bank of New York
      Mellon Corp. ..................       6,251         304,799
    The Bear Stearns Cos.,
      Inc. ..........................       3,730         329,172
    The Charles Schwab
      Corp. .........................         760          19,418
                                                     ------------
                                                        6,767,019
                                                     ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   COMMERCIAL BANKS -- 1.2%
    Associated Banc-Corp. ...........         580    $     15,712
    BancorpSouth, Inc. ..............         180           4,250
    Bank of Hawaii Corp. ............         120           6,137
    BB&T Corp. ......................       1,450          44,471
    BOK Financial Corp. .............          10             517
    City National Corp. .............          20           1,191
    Comerica, Inc. ..................         700          30,471
    Commerce Bancshares,
      Inc. ..........................         241          10,811
    Cullen/Frost Bankers,
      Inc. ..........................         130           6,586
    Fifth Third Bancorp .............       2,010          50,511
    First Citizens BancShares,
      Inc. - Class A ................          10           1,459
    First Horizon National
      Corp. .........................         600          10,890
    Huntington Bancshares,
      Inc. ..........................         900          13,284
    KeyCorp .........................         970          22,747
    M&T Bank Corp. ..................       3,250         265,102
    Marshall & Ilsley Corp. .........         720          19,066
    National City Corp. .............       3,050          50,203
    PNC Financial Services
      Group .........................         860          56,459
    Popular, Inc. ...................       1,990          21,094
    Regions Financial Corp. .........       4,593         108,624
    SunTrust Banks, Inc. ............         850          53,116
    SVB Financial Group* ............       6,322         318,629
    Synovus Financial Corp. .........         710          17,097
    TCF Financial Corp. .............         820          14,703
    The Colonial BancGroup,
      Inc. ..........................          80           1,083
    U.S. Bancorp ....................      13,094         415,604
    UnionBanCal Corp.. ..............         330          16,140
    Valley National Bancorp .........         690          13,151
    Wachovia Corp. ..................      27,597       1,049,514
    Webster Financial Corp. .........         340          10,870
    Wells Fargo & Co.. ..............      23,438         707,593
    Whitney Holdings Corp. ..........         500          13,075
    Zions Bancorp ...................         130           6,070
                                                     ------------
                                                        3,376,230
                                                     ------------
   CONSUMER FINANCE -- 1.3%
    American Express Co. ............      65,594       3,412,200
    Capital One Financial
      Corp. .........................       3,280         155,013
    Discover Financial
      Services ......................         105           1,583


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   CONSUMER FINANCE -- (CONTINUED)
    Nelnet, Inc. - Class A ..........          60    $        763
    SLM Corp. .......................         560          11,278
    The First Marblehead
      Corp. .........................         290           4,437
    The Student Loan Corp. ..........          90           9,900
                                                     ------------
                                                        3,595,174
                                                     ------------
   DIVERSIFIED FINANCIAL SERVICES -- 2.2%
    Bank of America Corp. ...........      62,154       2,564,474
    BlackRock, Inc. .................         110          23,848
    CIT Group, Inc. .................       5,794         139,230
    Citigroup, Inc. .................      59,657       1,756,302
    CME Group, Inc. .................          30          20,580
    Guaranty Financial
      Group, Inc.* ..................         154           2,453
    JPMorgan Chase & Co. ............      38,038       1,660,359
    Leucadia National Corp. .........         280          13,188
    NYSE Euronext, Inc. .............       1,190         104,446
    The Nasdaq Stock
      Market, Inc.* .................         210          10,393
                                                     ------------
                                                        6,295,273
                                                     ------------
   INSURANCE -- 3.6%
    ACE, Ltd. .......................       1,600          98,848
    AFLAC, Inc. .....................       1,860         116,492
    Alleghany Corp.*.. ..............          40          16,080
    Allied World Assurance
      Holdings, Ltd. ................         200          10,034
    American Financial
      Group, Inc. ...................         655          18,916
    American International
      Group, Inc. ...................      30,441       1,774,710
    American National
      Insurance Co. .................          30           3,637
    AON Corp. .......................       1,580          75,350
    Arch Capital Group,
      Ltd.* .........................       3,335         234,617
    Arthur J. Gallagher &
      Co. ...........................         280           6,773
    Assurant, Inc. ..................      14,331         958,744
    Axis Captial Holdings,
      Ltd. ..........................       1,060          41,308
    Brown & Brown, Inc. .............         380           8,930
    Chubb Corp. .....................      26,640       1,454,011
    Cincinnati Financial
      Corp. .........................         680          26,887
    CNA Financial Corp. .............         880          29,674


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   INSURANCE -- (CONTINUED)
    Conseco, Inc.* ..................       2,180    $     27,381
    Endurance Specialty
      Holdings, Ltd. ................         870          36,305
    Erie Indemnity Co.
      Class A .......................         160           8,302
    Everest Re Group, Ltd. ..........         400          40,160
    Fidelity National Financial,
      Inc. - Class A ................         330           4,821
    First American Corp. ............         170           5,800
    Genworth Financial, Inc. -
      Class A .......................      14,046         357,471
    Hartford Financial Services
      Group, Inc. ...................       2,460         214,488
    HCC Insurance Holdings,
      Inc. ..........................         190           5,449
    Lincoln National Corp. ..........         700          40,754
    Loews Corp. .....................      27,680       1,393,411
    Markel Corp.* ...................          50          24,555
    Marsh & McLennan Cos.,
      Inc. ..........................       1,980          52,411
    Mercury General Corp. ...........         220          10,958
    MetLife, Inc. ...................       2,780         171,304
    Nationwide Financial
      Services, Inc. -
      Class A .......................         730          32,857
    Old Republic International
      Corp. .........................       1,490          22,961
    OneBeacon Insurance
      Group, Ltd. ...................          80           1,720
    PartnerRe, Ltd. .................         580          47,867
    Philadelphia Consolidated
      Holding Corp.* ................         320          12,592
    Principal Financial
      Group, Inc. ...................       1,650         113,586
    Protective Life Corp. ...........         250          10,255
    Prudential Financial, Inc. ......         990          92,110
    Reinsurance Group of
      America, Inc. .................         120           6,298
    RenaissanceRe Holdings,
      Ltd. ..........................         420          25,301
    Safeco Corp. ....................       5,407         301,062
    StanCorp Financial Group,
      Inc. ..........................         120           6,046
    The Allstate Corp. ..............       5,435         283,870
    The Hanover Insurance
      Group, Inc. ...................         340          15,572
    The Progressive Corp. ...........       2,660          50,966
    The Travelers Cos., Inc. ........      35,980       1,935,724


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   INSURANCE -- (CONTINUED)
    Torchmark Corp. .................         390    $     23,607
    TransAtlantic Holdings,
      Inc. ..........................         480          34,882
    Unitrin, Inc. ...................         470          22,555
    UnumProvident Corp. .............       2,280          54,241
    W.R. Berkley Corp. ..............       1,000          29,810
    White Mtns. Ins. Group ..........          20          10,281
    XL Capital, Ltd. -
      Class A .......................       1,270          63,894
                                                     ------------
                                                       10,466,638
                                                     ------------
   REAL ESTATE INVESTMENT TRUSTS -- 0.6%
    AMB Property Corp. ..............         280          16,117
    Annaly Mortgage
      Management, Inc. ..............       1,720          31,270
    Apartment Investment &
      Management Co. -
      Class A .......................         350          12,156
    AvalonBay Communities,
      Inc. ..........................         140          13,180
    Boston Properties, Inc. .........         320          29,379
    Brandywine Realty Trust .........         670          12,013
    BRE Properties, Inc. -
      Class A .......................         180           7,295
    Camden Property Trust ...........          70           3,371
    CBL & Associates, Inc. ..........          30             717
    Colonial Properties Trust .......         340           7,694
    Developers Diversified
      Realty Corp. ..................         440          16,848
    Douglas Emmett, Inc. ............         320           7,235
    Duke Realty Corp.. ..............         440          11,475
    Equity Residential ..............       1,060          38,658
    Essex Property Trust, Inc. ......          80           7,799
    Federal Realty Investment
      Trust .........................          30           2,465
    General Growth Properties,
      Inc. ..........................       4,373         180,080
    Health Care Property
      Investors, Inc. ...............         730          25,389
    Health Care REIT, Inc. ..........         470          21,004
    Hospitality Properties
      Trust .........................       3,588         115,605
    Host Hotels & Resorts,
      Inc. ..........................       1,060          18,062
    HRPT Properties Trust ...........       2,280          17,624
    iStar Financial, Inc. ...........       7,341         191,233
    Kilroy Realty Corp. .............         190          10,442
    Kimco Realty Corp. ..............         700          25,480


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
    Liberty Property Trust ..........         620    $     17,862
    Mack-Cali Realty Corp. ..........         240           8,160
    Nationwide Health
      Properties, Inc. ..............       9,582         300,587
    Plum Creek Timber Co.,
      Inc. ..........................         810          37,293
    ProLogis ........................         620          39,296
    Public Storage, Inc. ............       5,178         380,117
    Rayonier, Inc. ..................         150           7,086
    Regency Centers Corp. ...........         130           8,384
    Simon Property Group,
      Inc. ..........................         490          42,562
    SL Green Realty .................          50           4,673
    Taubman Centers, Inc. ...........         290          14,265
    The Macerich Co. ................         190          13,501
    UDR, Inc. .......................         700          13,895
    Vencor, Inc. ....................         270          12,218
    Vornado Realty Trust ............         450          39,578
    Weingarten Realty, Inc. .........         420          13,205
                                                     ------------
                                                        1,775,273
                                                     ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    CB Richard Ellis Group,
      Inc. - Class A* ...............         300           6,465
    Forestar Real Estate
      Group, Inc* ...................         153           3,617
    Jones Lang LaSalle, Inc. ........          70           4,981
    The St. Joe Co.*.. ..............         310          11,008
                                                     ------------
                                                           26,071
                                                     ------------
   THRIFTS & MORTGAGE FINANCE -- 0.2%
    Astoria Financial Corp. .........         280           6,516
    Capitol Federal Financial .......         540          16,740
    Fannie Mae ......................       4,390         175,512
    Freddie Mac .....................       7,090         241,556
    Hudson City Bancorp,
      Inc. ..........................       2,610          39,202
    Indymac Mortgage
      Holdings, Inc. ................         770           4,582
    New York Community
      Bancorp, Inc. .................       1,730          30,413
    People's United
      Financial, Inc. ...............         799          14,222
    Sovereign Bancorp, Inc. .........         720           8,208
    Washington Federal, Inc. ........         800          16,888
    Washington Mutual, Inc. .........       4,070          55,393
                                                     ------------
                                                          609,232
                                                     ------------
   TOTAL FINANCIALS .............................      32,910,910
                                                     ------------

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
 HEALTH CARE -- 10.5%
   BIOTECHNOLOGY -- 0.8%
    Amgen, Inc.* ....................       6,253    $    290,389
    Amylin Pharmaceuticals,
      Inc.* .........................         180           6,660
    Biogen Idec, Inc.* ..............         150           8,538
    Cephalon, Inc.* .................          10             718
    Genentech, Inc.*.. ..............         110           7,378
    Genzyme Corp.* ..................         250          18,610
    Gilead Sciences, Inc.* ..........      28,080       1,291,961
    ImClone Systems, Inc.* ..........          30           1,290
    Millennium Pharmaceuticals,
      Inc.* .........................      16,574         248,278
    OSI Pharmaceuticals,
      Inc.* .........................       6,588         319,584
    PDL BioPharma, Inc.* ............          20             350
                                                     ------------
                                                        2,193,756
                                                     ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 1.1%
    Advanced Medical
      Optics, Inc.* .................         230           5,642
    Baxter International, Inc. ......       3,783         219,603
    Beckman Coulter, Inc. ...........          70           5,096
    Becton, Dickinson
      and Co. .......................         380          31,760
    Boston Scientific Corp.* ........       1,480          17,212
    C.R. Bard, Inc. .................          30           2,844
    Covidien, Ltd. ..................      15,047         666,432
    Dentsply International,
      Inc. ..........................         600          27,012
    Gen-Probe, Inc.*.. ..............         310          19,508
    Hillenbrand Industries,
      Inc. ..........................         180          10,031
    Hospira, Inc.* ..................         270          11,513
    IDEXX Laboratories,
      Inc.* .........................         200          11,726
    Kinetic Concepts, Inc.* .........          30           1,607
    Medtronic, Inc. .................       6,319         317,656
    St. Jude Medical, Inc.* .........         530          21,539
    Stryker Corp. ...................      26,020       1,944,215
    The Cooper Cos., Inc. ...........          40           1,520
    Varian Medical Systems,
      Inc.* .........................         280          14,605
    Zimmer Holdings, Inc.* ..........          70           4,631
                                                     ------------
                                                        3,334,152
                                                     ------------
   HEALTH CARE PROVIDERS & SERVICES -- 2.1%
    Aetna, Inc. .....................      15,930         919,639


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
    AmerisourceBergen
      Corp. .........................      29,519    $  1,324,518
    Brookdale Senior Living,
      Inc. ..........................         240           6,818
    Cardinal Health, Inc. ...........         610          35,228
    CIGNA Corp. .....................       2,576         138,408
    Community Health
      Systems, Inc.* ................         260           9,584
    Coventry Health Care,
      Inc.* .........................      12,754         755,674
    DaVita, Inc.* ...................         190          10,707
    Express Scripts, Inc. -
      Class A* ......................         450          32,850
    Health Management
      Associates, Inc. -
      Class A .......................       5,040          30,139
    Health Net, Inc.*. ..............         310          14,973
    Henry Schein, Inc.* .............         100           6,140
    Humana, Inc.* ...................       8,006         602,932
    Laboratory Corp. of
      America Holdings* .............         140          10,574
    Lifepoint Hospitals, Inc.* ......         210           6,245
    McKesson Corp. ..................       9,410         616,449
    Medco Health Solutions,
      Inc.* .........................         450          45,630
    Omnicare, Inc. ..................         420           9,580
    Patterson Cos., Inc.* ...........          80           2,716
    Pediatrix Medical Group,
      Inc.* .........................         290          19,764
    Quest Diagnostics, Inc. .........         460          24,334
    UnitedHealth Group,
      Inc. ..........................      25,000       1,455,000
    Universal Health
      Services, Inc. -
      Class B .......................         120           6,144
    WellPoint, Inc.*.. ..............         820          71,939
                                                     ------------
                                                        6,155,985
                                                     ------------
   HEALTH CARE TECHNOLOGY -- 0.0%
    Cerner Corp.* ...................          20           1,128
    HLTH Corp.* .....................         120           1,608
    IMS Health, Inc. ................         110           2,534
                                                     ------------
                                                            5,270
                                                     ------------
   LIFE SCIENCES TOOLS & SERVICES -- 0.9%
    Applera Corp. - Applied
      Biosystems Group ..............         340          11,533


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
    Charles River Laboratories
      International, Inc.*.. ........          20    $      1,316
    Covance, Inc.* ..................         120          10,394
    Invitrogen Corp.*. ..............         150          14,011
    Millipore Corp.*.. ..............          20           1,464
    PerkinElmer, Inc.. ..............         110           2,862
    Pharmaceutical Product
      Development, Inc. .............         270          10,900
    Thermo Electron Corp.* ..........      36,932       2,130,238
    Waters Corp.* ...................       4,213         333,122
                                                     ------------
                                                        2,515,840
                                                     ------------
   PHARMACEUTICALS -- 5.6%
    Abbott Laboratories .............      54,738       3,073,539
    Allergan, Inc. ..................      26,990       1,733,837
    Barr Pharmaceuticals,
      Inc.* .........................      12,810         680,211
    Bristol-Myers Squibb
      Co. ...........................      14,371         381,119
    Eli Lilly & Co. .................       2,110         112,653
    Endo Pharmaceuticals
      Holdings, Inc.* ...............         100           2,667
    Forest Laboratories, Inc.* ......         820          29,889
    Johnson & Johnson ...............      47,523       3,169,784
    King Pharmaceuticals,
      Inc.* .........................         450           4,608
    Merck & Co., Inc. ...............      59,633       3,465,274
    Mylan Laboratories,
      Inc. ..........................         930          13,076
    Pfizer, Inc......................      75,125       1,707,591
    Schering-Plough Corp. ...........      61,770       1,645,553
    Sepracor, Inc.* .................         220           5,775
    Watson Pharmaceuticals,
      Inc.* .........................         460          12,484
    Wyeth ...........................       2,440         107,824
                                                     ------------
                                                       16,145,884
                                                     ------------
   TOTAL HEALTH CARE ............................      30,350,887
                                                     ------------
 INDUSTRIALS -- 10.5%
   AEROSPACE & DEFENSE -- 1.8%
    Alliant Techsystems,
      Inc.* .........................         110          12,514
    DRS Technologies, Inc. ..........          10             543
    General Dynamics Corp. ..........       2,203         196,045
    Goodrich Corp. ..................         380          26,832
    Honeywell International,
      Inc. ..........................       4,927         303,355


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   AEROSPACE & DEFENSE -- (CONTINUED)
    L-3 Communications
      Holdings, Inc. ................         240    $     25,426
    Lockheed Martin Corp. ...........       3,710         390,514
    Northrop Grumman
      Corp. .........................      21,380       1,681,323
    Precision Castparts Corp. .......       5,380         746,206
    Raytheon Co. ....................       2,646         160,612
    Rockwell Collins, Inc. ..........         400          28,788
    Spirit Aerosystems
      Holdings, Inc. -
      Class A* ......................         140           4,830
    The Boeing Co. ..................       4,700         411,062
    United Technologies
      Corp. .........................      17,372       1,329,653
                                                     ------------
                                                        5,317,703
                                                     ------------
   AIR FREIGHT & LOGISTICS -- 0.6%
    C.H. Robinson Worldwide,
      Inc. ..........................         240          12,989
    Expeditors International
      Washington, Inc. ..............         210           9,383
    FedEx Corp. .....................       1,470         131,080
    United Parcel Service,
      Inc. - Class B ................      23,096       1,633,349
    UTI Worldwide, Inc. .............          40             784
                                                     ------------
                                                        1,787,585
                                                     ------------
   AIRLINES -- 0.4%
    AMR Corp.* ......................       8,532         119,704
    Continental Airlines, Inc. -
      Class B* ......................         330           7,343
    Copa Holdings SA.. ..............          30           1,127
    Delta Airlines Co.* .............      56,872         846,824
    Northwest Airlines
      Corp.* ........................          20             290
    Southwest Airlines Co. ..........         530           6,466
    UAL Corp. .......................         230           8,202
    US Airways Group, Inc.* .........         320           4,707
                                                     ------------
                                                          994,663
                                                     ------------
   BUILDING PRODUCTS -- 0.0%
    Armstrong World
      Industries, Inc. ..............          20             802
    Lennox International,
      Inc. ..........................          60           2,485
    Masco Corp. .....................       1,910          41,275
    Owens Corning, Inc.* ............          70           1,416
    Trane, Inc. .....................         680          31,763


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   BUILDING PRODUCTS -- (CONTINUED)
    USG Corp.* ......................         380    $     13,600
                                                     ------------
                                                           91,341
                                                     ------------
   COMMERCIAL SERVICES & SUPPLIES -- 1.3%
    Allied Waste Industries,
      Inc.* .........................     101,923       1,123,191
    Avery Dennison Corp. ............          50           2,657
    ChoicePoint, Inc.* ..............         230           8,377
    Cintas Corp. ....................         330          11,095
    Copart, Inc.* ...................          30           1,276
    Corrections Corp. of
      America .......................          20             590
    Covanta Holding Corp.* ..........         280           7,745
    Deluxe Corp. ....................       7,506         246,872
    Equifax, Inc. ...................         160           5,818
    Herman Miller, Inc. .............       9,383         303,915
    HNI Corp. .......................         150           5,259
    Manpower, Inc. ..................         220          12,518
    Monster Worldwide,
      Inc.* .........................         250           8,100
    Pitney Bowes, Inc. ..............         830          31,573
    R.R. Donnelley & Sons
      Co. ...........................      10,721         404,611
    Republic Services, Inc. .........         555          17,399
    Robert Half International,
      Inc. ..........................         430          11,627
    Steelcase, Inc. - Class A .......         120           1,904
    The Brink's Co. .................          90           5,377
    The Corporate Executive
      Board Co. .....................         110           6,611
    The Dun & Bradstreet
      Corp. .........................      12,690       1,124,715
    Waste Management, Inc. ..........       9,870         322,453
                                                     ------------
                                                        3,663,683
                                                     ------------
   CONSTRUCTION & ENGINEERING -- 0.2%
    Fluor Corp. .....................         150          21,858
    Foster Wheeler, Ltd.* ...........       1,730         268,185
    Jacobs Engineering
      Group, Inc.* ..................         160          15,298
    KBR, Inc.* ......................       8,674         336,551
    Quanta Services, Inc.* ..........         300           7,872
    URS Corp.* ......................          10             543
                                                     ------------
                                                          650,307
                                                     ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   ELECTRICAL EQUIPMENT -- 1.1%
    AMETEK, Inc. ....................          30    $      1,405
    Cooper Industries, Ltd. -
      Class A .......................         390          20,623
    Emerson Electric Co. ............      52,400       2,968,984
    First Solar, Inc.* ..............          10           2,672
    Hubbell, Inc. - Class B .........         110           5,676
    Rockwell Automation,
      Inc. ..........................       1,298          89,510
    Roper Industries, Inc. ..........         140           8,756
    Thomas & Betts Corp.* ...........          10             490
                                                     ------------
                                                        3,098,116
                                                     ------------
   INDUSTRIAL CONGLOMERATES -- 3.0%
    3M Co. ..........................       4,748         400,351
    Carlisle Cos., Inc. .............         130           4,814
    General Electric Co. ............     184,124       6,825,477
    McDermott International,
      Inc.* .........................       9,269         547,149
    Teleflex, Inc. ..................          60           3,781
    Textron, Inc. ...................         780          55,614
    Tyco International, Ltd. ........      19,927         790,105
    Walter Industries, Inc. .........          70           2,515
                                                     ------------
                                                        8,629,806
                                                     ------------
   MACHINERY -- 1.7%
    AGCO Corp.* .....................          20           1,360
    Caterpillar, Inc.. ..............      26,094       1,893,381
    Crane Co. .......................          30           1,287
    Cummins, Inc. ...................       9,560       1,217,657
    Danaher Corp. ...................         220          19,303
    Deere & Co. .....................         520          48,422
    Eaton Corp. .....................       7,089         687,278
    Flowserve Corp. .................          70           6,734
    Gardner Denver, Inc.* ...........         150           4,950
    Harsco Corp. ....................         140           8,970
    IDEX Corp. ......................         280          10,116
    Illinois Tool Works, Inc. .......       1,050          56,217
    Ingersoll Rand Co., Ltd. -
      Class A .......................         460          21,376
    ITT Industries, Inc. ............         390          25,756
    Joy Global, Inc. ................         130           8,557
    Kennametal, Inc. ................         120           4,543
    Lincoln Electric Holdings,
      Inc. ..........................          40           2,847
    Oshkosh Truck Corp. .............         130           6,144
    PACCAR, Inc. ....................      10,650         580,212
    Pall Corp. ......................         150           6,048


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   MACHINERY -- (CONTINUED)
    Parker Hannifin Corp. ...........         595    $     44,809
    Pentair, Inc. ...................         100           3,481
    SPX Corp. .......................          50           5,142
    Terex Corp.* ....................       4,768         312,638
    The Manitowoc Co., Inc. .........          60           2,930
    The Timken Co. ..................         300           9,855
    The Toro Co. ....................         270          14,699
    Trinity Industries, Inc. ........          10             278
                                                     ------------
                                                        5,004,990
                                                     ------------
   MARINE -- 0.0%
    Kirby Corp.* ....................          40           1,859
                                                     ------------
   ROAD & RAIL -- 0.4%
    Avis Budget Group, Inc.* ........         560           7,280
    Burlington Northern
      Santa Fe Corp. ................       1,621         134,916
    Con-way, Inc. ...................       5,826         242,012
    CSX Corp. .......................       1,825          80,263
    Hertz Global Holdings,
      Inc.* .........................         350           5,562
    JB Hunt Transport
      Services, Inc. ................          20             551
    Kansas City Southern
      Industries, Inc.* .............          40           1,373
    Landstar System, Inc. ...........         130           5,480
    Norfolk Southern Corp. ..........       2,048         103,301
    Ryder Systems, Inc. .............      12,434         584,522
    Union Pacific Corp. .............         360          45,223
    YRC Worldwide, Inc.* ............         430           7,349
                                                     ------------
                                                        1,217,832
                                                     ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.0%
    Fastenal Co. ....................         100           4,042
    GATX Corp. ......................          20             733
    MSC Industrial Direct
      Co., Inc. - Class A ...........         300          12,141
    W.W. Grainger, Inc. .............         300          26,256
    WESCO International,
      Inc.* .........................          50           1,982
                                                     ------------
                                                           45,154
                                                     ------------
   TOTAL INDUSTRIALS ............................      30,503,039
                                                     ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
 INFORMATION TECHNOLOGY -- 16.1%
   COMMUNICATIONS EQUIPMENT -- 3.1%
    ADC Telecommunications,
      Inc.* .........................          20    $        311
    Ciena Corp.* ....................         380          12,962
    Cisco Systems, Inc.* ............     178,751       4,838,789
    CommScope, Inc.*.. ..............       9,692         476,943
    F5 Networks, Inc.* ..............          30             856
    Harris Corp. ....................         120           7,522
    JDS Uniphase Corp.* .............         750           9,975
    Juniper Networks, Inc.* .........         590          19,588
    Motorola, Inc. ..................       3,900          62,556
    QUALCOMM, Inc. ..................      47,310       1,861,648
    Research in Motion,
      Ltd.* .........................      16,000       1,814,400
                                                     ------------
                                                        9,105,550
                                                     ------------
   COMPUTERS & PERIPHERALS -- 4.3%
    Apple Computer, Inc.* ...........      25,078       4,967,450
    Brocade Communications
      Systems, Inc.* ................         110             807
    Dell, Inc.* .....................      13,036         319,512
    Diebold, Inc. ...................          30             869
    EMC Corp.* ......................      44,070         816,617
    Hewlett-Packard Co. .............      66,591       3,361,514
    International Business
      Machines Corp. ................      23,256       2,513,973
    Lexmark International
      Group, Inc. - Class A* ........         530          18,476
    NCR Corp.* ......................         430          10,793
    Network Appliance, Inc.* ........         480          11,981
    QLogic Corp.* ...................         200           2,840
    Seagate Technology ..............       1,190          30,345
    Sun Microsystems, Inc.* .........      14,836         268,977
    Teradata Corp.* .................       2,170          59,480
    Western Digital Corp.* ..........         160           4,834
                                                     ------------
                                                       12,388,468
                                                     ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
    Arrow Electronics, Inc.* ........      10,185         400,067
    Avnet, Inc.* ....................      15,954         557,911
    Dolby Laboratories, Inc.* .......          10             497
    Ingram Micro, Inc. -
      Class A* ......................       9,816         177,081
    Jabil Circuit, Inc. .............         520           7,940
    Mettler-Toledo
      International, Inc.*.. ........       3,890         442,682
    Molex, Inc. .....................         450          12,285
    Tech Data Corp.*.. ..............         110           4,149


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
    Trimble Navigation,
      Ltd.* .........................          20    $        605
    Vishay Intertechnology,
      Inc.* .........................         770           8,786
                                                     ------------
                                                        1,612,003
                                                     ------------
   INTERNET SOFTWARE & SERVICES -- 1.6%
    Akamai Technologies,
      Inc.* .........................         320          11,072
    eBay, Inc.* .....................         690          22,901
    Google, Inc. - Class A* .........       6,734       4,656,426
    VeriSign, Inc.* .................         340          12,788
    Yahoo!, Inc.* ...................         900          20,934
                                                     ------------
                                                        4,724,121
                                                     ------------
   IT SERVICES -- 0.8%
    Accenture, Ltd. -
      Class A .......................         920          33,148
    Automatic Data Processing,
      Inc. ..........................         770          34,288
    Cognizant Technology
      Solutions Corp. -
      Class A* ......................          40           1,358
    Computer Sciences
      Corp.* ........................       7,680         379,930
    Convergys Corp.*.. ..............      32,383         533,024
    DST Systems, Inc.* ..............          30           2,476
    Electronic Data
      Systems Corp. .................       1,260          26,120
    Fidelity National
      Information Services,
      Inc. ..........................       1,240          51,572
    Fiserv, Inc.* ...................         280          15,537
    Global Payments, Inc. ...........         310          14,421
    Hewitt Associates, Inc.* ........         120           4,595
    Mastercard, Inc. ................       2,292         493,238
    Metavante Technologies,
      Inc.* .........................         239           5,573
    MoneyGram International,
      Inc. ..........................         110           1,691
    Paychex, Inc. ...................      21,473         777,752
    The Western Union Co. ...........       1,280          31,078
    Total System Services,
      Inc. ..........................         260           7,280
    Unisys Corp.* ...................         200             946
    VeriFone Holdings, Inc.* ........          10             233
                                                     ------------
                                                        2,414,260
                                                     ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   OFFICE ELECTRONICS -- 0.2%
    Xerox Corp. .....................      44,834    $    725,863
                                                     ------------
   SEMICONDUCTORS & SEMICONDUCTOR
    EQUIPMENT -- 1.9%
    Advanced Micro Devices,
      Inc.* .........................          60             450
    Altera Corp. ....................         310           5,989
    Analog Devices, Inc. ............         610          19,337
    Applied Materials, Inc. .........      62,800       1,115,328
    Atmel Corp.* ....................         210             907
    Broadcom Corp. -
      Class A* ......................         240           6,274
    Cree, Inc.* .....................         220           6,043
    Cypress Semiconductor
      Corp.* ........................          60           2,162
    Intel Corp. .....................     104,709       2,791,542
    International Rectifier
      Corp.* ........................         320          10,870
    Intersil Holding Corp. -
      Class A .......................          50           1,224
    KLA -Tencor Corp.. ..............         230          11,077
    Lam Research Corp.* .............       5,912         255,576
    Linear Technology Corp. .........         600          19,098
    LSI Logic Corp.*.. ..............         490           2,602
    Marvell Technology
      Group, Ltd.* ..................         420           5,872
    Maxim Integrated
      Products, Inc. ................         560          14,829
    MEMC Electronic
      Materials, Inc.* ..............         140          12,389
    Microchip Technology,
      Inc. ..........................         310           9,740
    Micron Technology,
      Inc.* .........................         810           5,872
    National Semiconductor
      Corp. .........................         460          10,414
    NVIDIA Corp.* ...................         480          16,329
    Rambus, Inc.* ...................          40             838
    Silicon Laboratories,
      Inc.* .........................          60           2,246
    Teradyne, Inc.* .................      75,800         783,772
    Texas Instruments, Inc. .........       7,782         259,919
                                                     ------------
                                                        5,370,699
                                                     ------------
   SOFTWARE -- 3.6%
    Adobe Systems, Inc.* ............         450          19,228
    Autodesk, Inc.* .................      15,640         778,246
    BEA Systems, Inc.* ..............       1,220          19,252
    BMC Software, Inc.* .............         130           4,633


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------

   SOFTWARE -- (CONTINUED)
    CA, Inc. ........................       1,840    $     45,908
    Cadence Design Systems,
      Inc.* .........................         570           9,696
    Check Point Software
      Technologies, Ltd.* ...........       5,723         125,677
    Citrix Systems, Inc.* ...........         300          11,403
    Compuware Corp.*.. ..............         850           7,548
    Electronic Arts, Inc.* ..........      19,140       1,117,967
    FactSet Research
      Systems, Inc. .................          40           2,228
    Fair Isaac & Co., Inc. ..........         240           7,716
    Intuit, Inc.* ...................         890          28,133
    McAfee, Inc.* ...................         300          11,250
    Microsoft Corp. .................     138,363       4,925,723
    Novell, Inc.* ...................         490           3,366
    Oracle Corp.* ...................     110,346       2,491,613
    Red Hat, Inc.* ..................          90           1,876
    Sybase, Inc.* ...................      24,766         646,145
    Symantec Corp.* .................       1,360          21,950
    Synopsys, Inc.* .................          90           2,334
                                                     ------------
                                                       10,281,892
                                                     ------------
   TOTAL INFORMATION TECHNOLOGY .................      46,622,856
                                                     ------------
 MATERIALS -- 2.3%
   CHEMICALS -- 1.1%
    Air Products &
      Chemicals, Inc. ...............         530          52,274
    Airgas, Inc. ....................         120           6,253
    Albemarle Corp. .................         140           5,775
    Ashland, Inc. ...................       8,918         422,981
    Cabot Corp. .....................          80           2,667
    Celanese Corp.
      Series A ......................      13,771         582,789
    Chemtura Corp. ..................         160           1,248
    Cytec Industries, Inc. ..........          50           3,079
    E.I. DuPont de
      Nemours & Co. .................      11,825         521,364
    Eastman Chemical Co. ............         400          24,436
    Ecolab, Inc. ....................      12,660         648,319
    FMC Corp. .......................          20           1,091
    International Flavors &
      Fragrances, Inc. ..............         130           6,257
    Monsanto Co. ....................         380          42,442
    Nalco Holding Co.. ..............         160           3,869
    NOVA Chemicals Corp. ............       7,054         228,550
    PPG Industries, Inc. ............         820          57,589
    Praxair, Inc. ...................         420          37,258
    Rohm & Haas Co. .................         760          40,333


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   CHEMICALS -- (CONTINUED)
    RPM International, Inc. .........         130    $      2,639
    Sigma-Aldrich Corp. .............         530          28,938
    The Dow Chemical Co. ............       6,970         274,757
    The Lubrizol Corp. ..............         150           8,124
    The Mosaic Co.* .................          10             943
    The Scotts Miracle-Gro
      Co. - Class A .................         310          11,600
    The Valspar Corp.. ..............         180           4,057
    Valhi, Inc. .....................          30             478
    Westlake Chemical Corp. .........         530          10,065
                                                     ------------
                                                        3,030,175
                                                     ------------
   CONSTRUCTION MATERIALS -- 0.2%
    Cemex S.A.B. de C.V.
      Sponsored ADR .................      20,163         521,213
    Eagle Materials, Inc. ...........         210           7,451
    Martin Marietta Materials
      Corp. .........................          60           7,956
    Vulcan Materials Co. ............         230          18,191
                                                     ------------
                                                          554,811
                                                     ------------
   CONTAINERS & PACKAGING -- 0.0%
    Ball Corp. ......................         160           7,200
    Bemis Co., Inc. .................         370          10,131
    Crown Holdings, Inc.* ...........          80           2,052
    Owens-Illinois, Inc.* ...........          50           2,475
    Packaging Corp. .................         190           5,358
    Pactiv Corp.* ...................         390          10,386
    Sealed Air Corp. ................         580          13,421
    Smurfit-Stone Container
      Corp.* ........................          20             211
    Sonoco Products Co. .............         500          16,340
    Temple-Inland, Inc. .............         460           9,591
                                                     ------------
                                                           77,165
                                                     ------------
   METALS & MINING -- 0.9%
    AK Steel Holding Corp.* .........          10             462
    Alcoa, Inc. .....................      23,767         868,684
    Allegheny Technologies,
      Inc. ..........................         557          48,125
    Carpenter Technology
      Corp. .........................         140          10,524
    Cleveland-Cliffs, Inc. ..........         110          11,088
    Commercial Metals Co. ...........          60           1,767
    Freeport-McMoRan
      Copper & Gold, Inc. -
      Class B .......................       4,520         463,029


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   METALS & MINING -- (CONTINUED)
    Newmont Mining Corp. ............         150    $      7,325
    Nucor Corp. .....................      11,790         698,204
    Reliance Steel &
      Aluminum Co. ..................       2,738         148,400
    Southern Copper Corp. ...........         450          47,308
    Steel Dynamics, Inc. ............       6,325         376,780
    Titanium Metals Corp. ...........           1              26
    United States Steel Corp. .......         250          30,227
                                                     ------------
                                                        2,711,949
                                                     ------------
   PAPER & FOREST PRODUCTS -- 0.1%
    Domtar Corp.* ...................       1,450          11,151
    International Paper Co. .........       2,892          93,643
    Louisiana-Pacific Corp. .........         990          13,543
    MeadWestvaco Corp. ..............         620          19,406
    Weyerhaeuser Co. ................       1,333          98,295
                                                     ------------
                                                          236,038
                                                     ------------
   TOTAL MATERIALS ..............................       6,610,138
                                                     ------------
 TELECOMMUNICATION SERVICES -- 2.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.3%
    AT&T, Inc. ......................      67,811       2,818,225
    CenturyTel, Inc. ................      41,180       1,707,323
    Citizens Communications
      Co. ...........................       1,060          13,494
    Embarq Corp. ....................       6,532         323,530
    Neustar, Inc.* ..................         270           7,743
    Qwest Communications
      International, Inc.*.. ........     123,537         865,994
    Verizon Communications,
      Inc. ..........................      23,104       1,009,414
    Windstream Corp. ................       3,200          41,664
                                                     ------------
                                                        6,787,387
                                                     ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
    American Tower Corp. -
      Class A* ......................          30           1,278
    Clearwire Corp. -
      Class A* ......................          20             274
    Crown Castle International
      Corp.* ........................      18,130         754,208
    MetroPCS Communications,
      Inc.* .........................          20             389
    NII Holdings, Inc.* .............          10             484
    Sprint Nextel Corp. .............      17,662         231,902
    Telephone & Data
      Systems, Inc. .................         290          18,154


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
    U.S. Cellular Corp.* ............          20    $      1,682
                                                     ------------
                                                        1,008,371
                                                     ------------
   TOTAL TELECOMMUNICATION SERVICES .............       7,795,758
                                                     ------------
 UTILITIES -- 2.8%
   ELECTRIC UTILITIES -- 1.5%
    Allegheny Energy, Inc. ..........          40           2,544
    American Electric Power
      Co., Inc. .....................      36,619       1,704,981
    DPL, Inc. .......................       8,026         237,971
    Duke Energy Corp.. ..............       4,000          80,680
    Edison International Co. ........         560          29,887
    Entergy Corp. ...................       1,117         133,504
    Exelon Corp. ....................      14,926       1,218,559
    FirstEnergy Corp.. ..............         560          40,510
    FPL Group, Inc. .................         730          49,479
    Great Plains Energy, Inc. .......         930          27,267
    Hawaiian Electric
      Industries, Inc. ..............         730          16,622
    Northeast Utilities Co. .........         180           5,636
    Pepco Holdings, Inc. ............         890          26,104
    Pinnacle West Capital
      Corp. .........................         680          28,839
    Portland General Electric
      Co. ...........................      11,312         314,247
    PPL Corp. .......................       1,210          63,029
    Progress Energy, Inc. ...........       1,530          74,098
    Sierra Pacific Resources
      Corp. .........................          50             849
    The Southern Co. ................       5,757         223,084
                                                     ------------
                                                        4,277,890
                                                     ------------
   GAS UTILITIES -- 0.0%
    AGL Resources, Inc. .............          90           3,388
    Atmos Energy Corp. ..............         460          12,898
    Energen Corp. ...................          30           1,927
    Equitable Resources, Inc. .......         420          22,378
    National Fuel Gas Co.* ..........         490          22,873
    ONEOK, Inc. .....................         390          17,460
    Questar Corp. ...................         380          20,558
    UGI Corp. .......................         130           3,543
                                                     ------------
                                                          105,025
                                                     ------------


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
   INDEPENDENT POWER PRODUCERS &
    ENERGY TRADERS -- 0.2%
    AES Corp.* ......................       4,238    $     90,651
    Constellation Energy
      Group, Inc. ...................         480          49,214
    Dynegy, Inc. - Class A* .........         170           1,214
    Mirant Corp. ....................      11,400         444,372
                                                     ------------
                                                          585,451
                                                     ------------
   MULTI-UTILITIES -- 1.1%
    Alliant Energy Corp. ............      12,210         496,825
    Ameren Corp. ....................       1,360          73,726
    CenterPoint Energy, Inc. ........      30,478         522,088
    CMS Energy Corp. ................      21,427         372,401
    Consolidated Edison,
      Inc. ..........................       1,380          67,413
    Dominion Resources,
      Inc. ..........................       1,740          82,563
    DTE Energy Co. ..................         890          39,124
    Integrys Energy Group,
      Inc. ..........................          10             517
    MDU Resources Group,
      Inc. ..........................         200           5,522
    NiSource, Inc. ..................       1,690          31,924
    NSTAR ...........................         310          11,228
    OGE Energy Corp. ................         450          16,330
    PG&E Corp. ......................         800          34,472
    Public Service Enterprise
      Group, Inc. ...................         520          51,085
    SCANA Corp. .....................         670          28,240
    Sempra Energy Co.. ..............         470          29,084
    TECO Energy, Inc.. ..............         150           2,582
    Vectren Corp. ...................         250           7,253
    Wisconsin Energy Corp. ..........         150           7,306
    Xcel Energy, Inc.. ..............      59,140       1,334,790
                                                     ------------
                                                        3,214,473
                                                     ------------
   WATER UTILITIES -- 0.0%
    Aqua America, Inc. ..............          10             212
                                                     ------------
   TOTAL UTILITIES ..............................       8,183,051
                                                     ------------
   TOTAL COMMON STOCK
      (COST $219,680,846) .......................     241,950,929
                                                     ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------
EXCHANGE-TRADED FUNDS -- 15.3%
    iShares Russell 1000
      Growth Index Fund
      (Cost $38,847,575) ............     725,565    $ 44,099,841
                                                     ------------

SHORT-TERM INVESTMENTS -- 1.0%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series ..........   1,414,918       1,414,918
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series ..........   1,414,913       1,414,913
                                                     ------------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $2,829,831) .........................       2,829,831
                                                     ------------
   TOTAL INVESTMENTS -- 99.9%
      (COST $261,358,252)+ ......................     288,880,601
   OTHER ASSETS IN EXCESS
      OF LIABILITIES -- 0.1% ....................         433,679
                                                     ------------
   NET ASSETS -- 100.0% .........................    $289,314,280
                                                     ============






------------
*  Non-income producing security.
+ The cost for Federal income tax purposes is $263,021,485. At December 31, 2007 net unrealized appreciation was $25,859,116. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $35,833,001, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $9,973,885.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
COMMON STOCK -- 89.9%
 CONSUMER DISCRETIONARY -- 13.5%
   AUTO COMPONENTS -- 0.9%
    Aftermarket Technology
      Corp.* ........................        221      $     6,024
    American Axle &
      Manufacturing
      Holdings, Inc. ................      4,280           79,694
    Amerigon, Inc.* .................        223            4,714
    ArvinMeritor, Inc. ..............        873           10,240
    Cooper Tire & Rubber Co. ........        643           10,661
    Drew Industries, Inc.* ..........        242            6,631
    Exide Technologies* .............        829            6,632
    Hayes Lemmerz
      International, Inc.*.. ........      1,097            5,013
    Lear Corp.* .....................      4,249          117,527
    Modine Manufacturing Co. ........      1,048           17,303
    Noble International, Ltd. .......        183            2,985
    Raser Technologies, Inc.* .......        347            5,153
    Sauer-Danfoss, Inc. .............        279            6,989
    Shiloh Industries, Inc.* ........         70              690
    Spartan Motors, Inc. ............        342            2,613
    Standard Motor Products,
      Inc. ..........................        200            1,632
    Stoneridge, Inc.*. ..............         50              402
    Superior Industries
      International, Inc. ...........        314            5,705
    Tenneco, Inc.* ..................        412           10,741
    Visteon Corp.* ..................      1,229            5,395
                                                      -----------
                                                          306,744
                                                      -----------
   AUTOMOBILES -- 0.1%
    Fleetwood Enterprises,
      Inc.* .........................        541            3,235
    Monaco Coach Corp. ..............        542            4,813
    Winnebago Industries,
      Inc. ..........................        475            9,985
                                                      -----------
                                                           18,033
                                                      -----------
   DISTRIBUTORS -- 0.1%
    Audiovox Corp. Class A* .........        193            2,393
    Building Materials
      Holding Corp. .................        948            5,242
    Core Mark Holding Co.,
      Inc.* .........................        112            3,217
    LKQ Corp.* ......................      1,180           24,803


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   DISTRIBUTORS -- (CONTINUED)
    Source Interlink Cos.,
      Inc.* .........................        220      $       634
                                                      -----------
                                                           36,289
                                                      -----------
   DIVERSIFIED CONSUMER SERVICES -- 1.6%
    Bright Horizons Family
      Solutions, Inc.* ..............        265            9,153
    Capella Education Co.* ..........        118            7,724
    Coinstar, Inc.* .................        240            6,756
    Corinthian Colleges,
      Inc.* .........................      1,002           15,431
    CPI Corp. .......................        112            2,637
    DeVry, Inc. .....................      1,727           89,735
    INVESTools, Inc.*. ..............      4,236           75,147
    Jackson Hewitt Tax
      Service, Inc. .................        356           11,303
    Matthews International
      Corp. - Class A ...............        369           17,295
    Pre-Paid Legal Services,
      Inc.* .........................        140            7,749
    Regis Corp. .....................      3,241           90,618
    Sotheby's Holdings,
      Inc. -  Class A ...............      4,389          167,221
    Steiner Leisure, Ltd.* ..........        155            6,845
    Stewart Enterprises,
      Inc. - Class A ................      1,238           11,018
    Strayer Education, Inc. .........        167           28,487
    Universal Technical
      Institute, Inc.* ..............        272            4,624
                                                      -----------
                                                          551,743
                                                      -----------
   HOTELS, RESTAURANTS & LEISURE -- 2.6%
    AFC Enterprises, Inc.* ..........        883            9,996
    Ambassadors Group, Inc. .........        188            3,442
    Ambassadors
      International, Inc. ...........         10              146
    Ameristar Casinos, Inc. .........        297            8,179
    Bally Technologies, Inc.* .......      2,189          108,837
    Benihana, Inc.* .................        199            2,537
    BJ's Restaurants, Inc.* .........        175            2,846
    Bluegreen Corp.*.. ..............        220            1,582
    Bob Evans Farms, Inc. ...........        414           11,149
    Buffalo Wild Wings,
      Inc.* .........................        158            3,669
    California Pizza
      Kitchen, Inc.* ................        319            4,967



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
    CBRL Group, Inc. ................        428      $    13,863
    CEC Entertainment, Inc.* ........        463           12,019
    Chipotle Mexican Grill,
      Inc.* .........................        336           41,345
    Churchill Downs, Inc. ...........         89            4,803
    CKE Restaurants, Inc. ...........        699            9,227
    Cosi, Inc.* .....................        100              224
    Denny's Corp.* ..................        965            3,619
    Domino's Pizza, Inc. ............        363            4,803
    Dover Downs
      Entertainment, Inc. ...........        455            5,119
    Gaylord Entertainment
      Co.* ..........................        355           14,367
    IHOP Corp. ......................        189            6,914
    Isle of Capri Casinos,
      Inc.* .........................        204            2,809
    Jack in the Box, Inc.* ..........      2,024           52,158
    Jamba, Inc.* ....................        913            3,378
    Landry's Restaurants,
      Inc. ..........................        220            4,334
    Life Time Fitness, Inc.* ........      1,290           64,087
    Lodgian, Inc.* ..................        284            3,198
    McCormick & Schmick's
      Seafood Restaurants,
      Inc.* .........................        243            2,899
    Monarch Casino &
      Resort, Inc.* .................        160            3,853
    Morgans Hotel Group
      Co.* ..........................        237            4,569
    Morton's Restaurant
      Group, Inc.* ..................      2,700           25,191
    MTR Gaming Group,
      Inc.* .........................        526            3,572
    Multimedia Games, Inc.* .........        286            2,385
    O' Charley's, Inc. ..............        251            3,760
    Papa John's International,
      Inc.* .........................        320            7,264
    Peet's Coffee & Tea,
      Inc.* .........................        133            3,866
    PF Chang's China
      Bistro, Inc.* .................        320            7,309
    Pinnacle Entertainment,
      Inc.* .........................        566           13,335
    Premier Exhibitions,
      Inc.* .........................      4,613           50,466
    Red Robin Gourmet
      Burgers, Inc.* ................        182            5,822


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
    Riviera Holdings Corp.* .........        109      $     3,357
    Ruby Tuesday, Inc.* .............      3,092           30,147
    Ruth's Chris Steak House,
      Inc.* .........................        180            1,609
    Shuffle Master, Inc.* ...........        505            6,055
    Sonic Corp.* ....................        788           17,257
    Speedway Motorsports,
      Inc. ..........................        139            4,320
    Texas Roadhouse, Inc.* ..........        636            7,034
    The Marcus Corp. ................        563            8,698
    The Steak 'n Shake Co.* .........        258            2,812
    Town Sports International
      Holdings, Inc.* ...............        318            3,040
    Triarc Cos., Inc. -
      Class B .......................        997            8,734
    Trump Entertainment
      Resorts, Inc.* ................        210              903
    Vail Resorts, Inc.* .............      2,265          121,880
    WMS Industries, Inc.* ...........      3,959          145,058
                                                      -----------
                                                          898,812
                                                      -----------
   HOUSEHOLD DURABLES -- 0.9%
    American Greetings
      Corp. .........................        872           17,702
    Avatar Holdings, Inc.* ..........        108            4,517
    Beazer Homes USA, Inc. ..........        352            2,615
    Blyth, Inc. .....................        332            7,284
    Brookfield Homes Corp. ..........        210            3,318
    California Coastal
      Communities, Inc.* ............         10               59
    Champion Enterprises,
      Inc.* .........................        942            8,874
    CSS Industries, Inc. ............        118            4,331
    Directed Electronics,
      Inc.* .........................        140              232
    Ethan Allen Interiors,
      Inc. ..........................        459           13,081
    Furniture Brands
      International, Inc. ...........      1,170           11,770
    Helen of Troy Ltd.* .............        320            5,485
    Hooker Furniture Corp. ..........         50            1,005
    Hovnanian Enterprises,
      Inc.* .........................        543            3,893
    iRobot Corp.* ...................        239            4,321
    KB Home Co. .....................      1,600           34,560
    Kimball International,
      Inc. - Class B ................        620            8,494


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   HOUSEHOLD DURABLES -- (CONTINUED)
    La-Z-Boy Chair Co. ..............        966      $     7,660
    Libbey, Inc. ....................        261            4,134
    M/I Homes, Inc. .................        280            2,940
    Meritage Homes Corp.* ...........        290            4,225
    National Presto
      Industries, Inc. ..............         33            1,738
    Orleans Homebuilders,
      Inc. ..........................        110              393
    Palm Harbor Homes,
      Inc.* .........................         80              844
    Russ Berrie & Co.,
      Inc.* .........................        127            2,078
    Sealy Corp. .....................        780            8,728
    Skyline Corp. ...................        110            3,229
    Standard Pacific Corp. ..........      1,017            3,407
    Tempur-Pedic
      International, Inc. ...........      3,100           80,507
    Tupperware Brands Corp. .........        856           28,274
    Universal Electronics,
      Inc.* .........................      1,078           36,048
                                                      -----------
                                                          315,746
                                                      -----------
   INTERNET & CATALOG RETAIL -- 0.9%
    1-800-FLOWERS.COM,
      Inc.* .........................        340            2,968
    Blue Nile, Inc.*.. ..............        147           10,005
    FTD Group, Inc. .................        312            4,019
    Gaiam, Inc.* ....................        162            4,808
    GSI Commerce, Inc.* .............        206            4,017
    Netflix, Inc.* ..................        579           15,413
    Orbitz Worldwide, Inc.* .........        362            3,077
    Overstock.com, Inc.* ............        204            3,168
    PetMed Express, Inc.* ...........      2,360           28,556
    Priceline.com, Inc.* ............      1,849          212,376
    Shutterfly, Inc.*. ..............        142            3,638
    Stamps.com, Inc.*. ..............        199            2,424
    Systemax, Inc. ..................        182            3,698
    U.S. Auto Parts Network,
      Inc.* .........................         90              730
    ValueVision Media, Inc.* ........        528            3,321
                                                      -----------
                                                          302,218
                                                      -----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.5%
    Arctic Cat, Inc. ................        302            3,606
    Callaway Golf Co.. ..............      3,711           64,683
    JAKKS Pacific, Inc.* ............      3,030           71,538


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
    Leapfrog Enterprises,
      Inc.* .........................        508      $     3,419
    Marine Products Corp. ...........        130              911
    MarineMax, Inc.*.. ..............        253            3,922
    Polaris Industries, Inc. ........        579           27,659
    RC2 Corp.* ......................        262            7,354
    Smith & Wesson
      Holdings Corp.* ...............        314            1,915
    Steinway Musical
      Instruments ...................         20              551
    Sturm, Ruger & Co.,
      Inc.* .........................        303            2,509
    The Nautilus Group, Inc. ........        647            3,138
                                                      -----------
                                                          191,205
                                                      -----------
   MEDIA -- 0.9%
    Arbitron, Inc. ..................        357           14,841
    Belo Corp. - Class A ............      1,361           23,736
    Carmike Cinemas, Inc. ...........        314            2,280
    Cinemark Holdings, Inc. .........        370            6,290
    Citadel Broadcasting
      Corp. .........................      1,700            3,502
    CKX, Inc.* ......................        392            4,704
    Cox Radio, Inc.* ................        641            7,788
    Crown Media Holdings,
      Inc.* .........................        473            3,075
    Cumullus Media, Inc.* ...........        337            2,709
    DG Fastchannel, Inc.* ...........        151            3,872
    Dolan Media Co.* ................        109            3,180
    Emmis Communications
      Corp. - Class A* ..............      1,320            5,082
    Entercom Communications
      Corp. .........................        679            9,296
    Entravision Communications
      Corp.* ........................        665            5,207
    Fisher Communications,
      Inc.* .........................         69            2,619
    Gatehouse Media, Inc. ...........        483            4,241
    Gemstar-TV Guide
      International, Inc.* ..........      2,790           13,280
    Global Sources Ltd.* ............        214            6,053
    Gray Communications
      Systems, Inc. .................        675            5,414
    Harris Interactive, Inc.* .......        705            3,003
    Interactive Data Corp. ..........        642           21,192
    Journal Communications,
      Inc. -  Class A ...............      1,131           10,111
    Knology, Inc.* ..................        244            3,118


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   MEDIA -- (CONTINUED)
    Lakes Entertainment,
      Inc.* .........................         30      $       208
    Lee Enterprises, Inc. ...........      1,028           15,060
    Lin TV Corp.* ...................        414            5,038
    Live Nation, Inc.* ..............        546            7,928
    Lodgenet Entertainment
      Corp.* ........................        234            4,081
    Martha Stewart Living
      Omnimedia, Inc. -
      Class A* ......................        462            4,283
    Marvel Entertainment,
      Inc.* .........................        771           20,593
    Media General, Inc. -
      Class A .......................        398            8,458
    Mediacom Communications
      Corp.* ........................        692            3,176
    Morningstar, Inc.* ..............        131           10,185
    National Cinemedia, Inc. ........        440           11,092
    Playboy Enterprises, Inc.* ......        315            2,873
    Primedia, Inc. ..................        365            3,103
    Radio One, Inc. -
      Class D* ......................      2,402            5,693
    RCN Corp.* ......................        320            4,989
    Salem Communications
      Corp. - Class A ...............        130              857
    Scholastic Corp.*. ..............        415           14,479
    Sinclair Broadcast Group,
      Inc. - Class A ................        835            6,855
    Sun-Times Media Group,
      Inc.* .........................      1,090            2,398
    Tivo, Inc.* .....................      1,068            8,907
    Valassis Communications,
      Inc.* .........................        977           11,421
    Value Line, Inc. ................         90            3,623
    World Wrestling
      Entertainment, Inc. ...........        597            8,812
                                                      -----------
                                                          328,705
                                                      -----------
   MULTILINE RETAIL -- 0.0%
    99 Cents Only Stores* ...........        665            5,293
    Bon-Ton Stores, Inc. ............         40              380
    Fred's, Inc. - Class A ..........        439            4,228
    Retail Ventures, Inc.* ..........        505            2,570
    Tuesday Morning Corp. ...........        784            3,975
                                                      -----------
                                                           16,446
                                                      -----------


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   SPECIALTY RETAIL -- 2.5%
    Aaron Rents, Inc.. ..............        498      $     9,582
    AC Moore Arts &
    Crafts, Inc.* ...................        220            3,025
    Aeropostale, Inc.* ..............      7,193          190,614
    America's Car-Mart,
      Inc.* .........................         40              502
    AnnTaylor Stores Corp.* .........      1,500           38,340
    Asbury Automotive
      Group, Inc. ...................        277            4,169
    Barnes & Noble, Inc. ............      1,600           55,120
    Bebe Stores, Inc.. ..............        492            6,327
    Big 5 Sporting Goods
      Corp. .........................        244            3,518
    Blockbuster, Inc. -
      Class A* ......................      1,710            6,669
    Books-A-Million, Inc. ...........         60              715
    Borders Group, Inc. .............        708            7,540
    Brown Shoe Co., Inc. ............        556            8,435
    Build-A-Bear Workshop,
      Inc.* .........................        273            3,808
    Cabela's, Inc. - Class A* .......        311            4,687
    Cache, Inc.* ....................        253            2,363
    Casual Male Retail Group,
      Inc.* .........................        419            2,170
    Charlotte Russe Holdings,
      Inc.* .........................        351            5,669
    Charming Shoppes, Inc.* .........      1,190            6,438
    Christopher & Banks
      Corp. .........................        580            6,641
    Citi Trends, Inc.* ..............        238            3,675
    Collective Brands, Inc.* ........        817           14,208
    Conn's, Inc.* ...................        184            3,148
    Cost Plus, Inc.*.. ..............        140              608
    CSK Auto Corp.* .................        756            3,788
    Dick's Sporting Goods,
      Inc.* .........................      2,640           73,286
    Dress Barn, Inc.*. ..............        555            6,943
    DSW, Inc.* ......................        247            4,634
    Eddie Bauer Holdings,
      Inc.* .........................        516            3,277
    Gander Mountain Co.* ............         90              444
    Genesco, Inc.* ..................        212            8,014
    Group 1 Automotive, Inc. ........        346            8,217
    Guess?, Inc. ....................         10              379
    Haverty Furniture Cos.,
      Inc. ..........................        357            3,209
    Hibbett Sports Inc.* ............        346            6,913
    Hot Topic, Inc.*.. ..............        508            2,957


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   SPECIALTY RETAIL -- (CONTINUED)
    J. Crew Group, Inc.* ............        393      $    18,947
    Jo-Ann Stores, Inc.* ............        207            2,708
    Jos. A. Bank Clothiers,
      Inc.* .........................        211            6,003
    Lithia Motors, Inc. -
      Class A .......................        229            3,144
    Midas, Inc.* ....................        205            3,005
    Monro Muffler Brake,
      Inc. ..........................        180            3,508
    New York & Co., Inc.* ...........        539            3,439
    Nexcen Brands, Inc.* ............        679            3,286
    Pacific Sunwear of
      California, Inc.* .............      4,819           67,996
    Pier 1 Imports, Inc.* ...........      1,575            8,237
    Rent-A-Center, Inc.* ............      1,110           16,117
    Sally Beauty Holdings,
      Inc.* .........................        980            8,869
    Select Comfort Corp.* ...........        676            4,739
    Shoe Carnival, Inc.* ............         20              282
    Sonic Automotive, Inc. ..........        520           10,067
    Stage Stores, Inc. ..............        414            6,127
    Stein Mart, Inc. ................        811            3,844
    Syms Corp. ......................         10              151
    Talbots, Inc. ...................        536            6,336
    The Buckle, Inc. ................        184            6,072
    The Cato Corp. -
      Class A .......................        331            5,183
    The Children's Place
      Retail Stores, Inc.*.. ........        296            7,675
    The Finish Line, Inc. -
      Class A .......................        380              920
    The Gymboree Corp.* .............      1,643           50,046
    The Men's Wearhouse,
      Inc. ..........................      2,715           73,251
    The Pep Boys - Manny,
      Moe & Jack ....................        513            5,889
    Tween Brands, Inc.* .............        346            9,162
    West Marine, Inc.* ..............        110              988
    Wetseal, Inc. - Class A* ........     12,560           29,265
    Zale Corp.* .....................        475            7,628
    Zumiez, Inc.* ...................        170            4,141
                                                      -----------
                                                          887,057
                                                      -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
    Carter's, Inc.* .................        752           14,551
    Cherokee, Inc. ..................        139            4,486
    Columbia Sportswear Co. .........        818           36,066


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
    Crocs, Inc.* ....................         10      $       368
    Deckers Outdoor Corp.* ..........        692          107,302
    Fossil, Inc.* ...................      2,656          111,499
    G-III Apparel Group
      Ltd.* .........................        242            3,574
    Hartmarx Corp.* .................        120              409
    Heelys Inc.* ....................         70              487
    Iconix Brand Group,
      Inc.* .........................      1,878           36,922
    K-Swiss, Inc. - Class A .........        401            7,258
    Kellwood Co. ....................        214            3,561
    Kenneth Cole
      Productions, Inc. .............      2,105           36,816
    Lululemon Athletica,
      Inc.* .........................        118            5,590
    Maidenform Brands,
      Inc.* .........................        136            1,840
    Movado Group, Inc. ..............        736           18,613
    Oxford Industries, Inc. .........      2,083           53,679
    Perry Ellis International,
      Inc.* .........................         10              154
    Phillips-Van Heusen
      Corp. .........................      2,700           99,522
    Quiksilver, Inc.* ...............      1,188           10,193
    Skechers U.S.A., Inc.* ..........        306            5,970
    Steven Madden Ltd.* .............      5,689          113,780
    The Timberland Co. -
      Class A* ......................      3,808           68,849
    The Warnaco Group,
      Inc.* .........................        643           22,376
    True Religion Apparel,
      Inc.* .........................      2,716           57,987
    Under Armour Inc.* ..............        248           10,830
    Unifirst Corp. ..................        145            5,510
    Volcom, Inc.* ...................        205            4,516
    Wolverine World Wide,
      Inc. ..........................        545           13,363
                                                      -----------
                                                          856,071
                                                      -----------
   TOTAL CONSUMER DISCRETIONARY ................        4,709,069
                                                      -----------

 CONSUMER STAPLES -- 3.6%
   BEVERAGES -- 0.8%
    Central European Distribution
      Corp.* ........................      2,994          173,891
    Coca-Cola Bottling Co. ..........      1,138           67,005
    Jones Soda Co.* .................        452            3,363
    MGP Ingredients, Inc. ...........         40              377


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   BEVERAGES -- (CONTINUED)
    National Beverage Corp. .........        340      $     2,734
    PepsiAmericas, Inc. .............      1,000           33,320
    The Boston Beer Co.,
      Inc. - Class A* ...............        105            3,953
                                                      -----------
                                                          284,643
                                                      -----------
   FOOD & STAPLES RETAILING -- 0.7%
    Andersons, Inc. .................        120            5,376
    Arden Group, Inc.. ..............         38            5,878
    Casey's General Stores,
      Inc. ..........................        379           11,222
    Great Atlantic & Pacific
      Tea Co., Inc.* ................        464           14,537
    Ingles Markets, Inc. -
      Class A .......................        243            6,170
    Long's Drug Stores Corp. ........      1,135           53,345
    Nash Finch Co. ..................        186            6,562
    Performance Food
      Group Co.* ....................        501           13,462
    PriceSmart, Inc. ................        124            3,728
    Ruddick Corp. ...................      2,445           84,768
    Spartan Stores, Inc. ............        226            5,164
    The Pantry, Inc.*. ..............        333            8,702
    United Natural Foods,
      Inc.* .........................        467           14,813
    Weis Markets, Inc. ..............        168            6,710
    Winn-Dixie Store, Inc.* .........        414            6,984
                                                      -----------
                                                          247,421
                                                      -----------
   FOOD PRODUCTS -- 0.7%
    Alico, Inc. .....................         67            2,446
    Cal-Maine Foods, Inc. ...........        165            4,377
    Chiquita Brands
      International, Inc.* ..........        662           12,174
    Darling International,
      Inc.* .........................        908           10,497
    Flowers Foods, Inc. .............        918           21,490
    Fresh Del Monte Produce,
      Inc.* .........................        448           15,044
    Green Mountain Coffee
      Roasters, Inc.* ...............        173            7,041
    Hain Celestial Group,
      Inc.* .........................        334           10,688
    Imperial Sugar Co. ..............        224            4,204
    J&J Snack Foods Corp. ...........      1,732           54,177
    Lancaster Colony Corp. ..........        419           16,634
    Lance, Inc. .....................        399            8,148


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   FOOD PRODUCTS -- (CONTINUED)
    Pilgrim's Pride Corp. ...........        489      $    14,157
    Ralcorp Holdings, Inc.* .........        282           17,143
    Reddy Ice Holdings, Inc. ........        184            4,657
    Sanderson Farms, Inc. ...........        227            7,668
    Seaboard Corp. ..................         13           19,110
    Synutra International,
      Inc.* .........................         82            2,476
    Tootsie Roll Industries,
      Inc. ..........................        465           12,750
    TreeHouse Foods, Inc.* ..........        246            5,656
                                                      -----------
                                                          250,537
                                                      -----------
   HOUSEHOLD PRODUCTS -- 0.1%
    Central Garden & Pet
      Co.* ..........................        100              576
    Central Garden & Pet
      Co. - Class A* ................        836            4,481
    Spectrum Brands, Inc.* ..........        655            3,491
    WD-40 Co. .......................        190            7,214
                                                      -----------
                                                           15,762
                                                      -----------
   PERSONAL PRODUCTS -- 1.1%
    American Oriental
      Bioengineering, Inc.* .........      6,588           72,995
    Chattem, Inc.* ..................      2,489          188,019
    Elizabeth Arden, Inc.* ..........      2,120           43,142
    International Parfums,
      Inc. ..........................        148            2,660
    Mannatech, Inc. .................        180            1,138
    Medifast, Inc.* .................         50              243
    Nu Skin Enterprises,
      Inc. - Class A ................        821           13,489
    Parlux Fragrances, Inc.* ........        120              492
    Prestige Brands Holdings,
      Inc.* .........................      8,434           63,086
    Tiens Biotech Group
      (USA), Inc.* ..................        180              421
    USANA Health
      Sciences, Inc.* ...............        130            4,820
                                                      -----------
                                                          390,505
                                                      -----------
   TOBACCO -- 0.2%
    Alliance One International,
      Inc.* .........................      1,699            6,915
    Universal Corp. .................        330           16,902



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   TOBACCO -- (CONTINUED)
    Vector Group, Ltd. ..............      2,827      $    56,710
                                                      -----------
                                                           80,527
                                                      -----------
   TOTAL CONSUMER STAPLES ......................        1,269,395
                                                      -----------
 ENERGY -- 5.5%
   ENERGY EQUIPMENT & SERVICES -- 2.4%
    Allis-Chalmers Energy,
      Inc.* .........................        227            3,348
    Atwood Oceanics, Inc.* ..........      1,509          151,262
    Basic Energy Services,
      Inc.* .........................        540           11,853
    Bristow Group, Inc.* ............        192           10,877
    Bronco Drilling Co.,
      Inc.* .........................        338            5,019
    Cal Dive International,
      Inc.* .........................        455            6,024
    CARBO Ceramics, Inc. ............        269           10,007
    Complete Production
      Services, Inc.* ...............        514            9,237
    Dawson Geophysical
      Co.* ..........................        741           52,952
    Dresser-Rand Group,
      Inc.* .........................        700           27,335
    Dril-Quip, Inc.*.. ..............        274           15,251
    ENGlobal, Corp.*.. ..............        370            4,203
    Exterran Holdings, Inc.* ........        462           37,792
    Geokinetics Inc*.. ..............        140            2,723
    Global Industries, Ltd.* ........      4,560           97,675
    Grey Wolf, Inc.* ................      1,789            9,535
    Gulf Island Fabrication,
      Inc. ..........................        148            4,693
    GulfMark Offshore, Inc.* ........        185            8,656
    Hercules Offshore, Inc.* ........      1,050           24,969
    Hornbeck Offshore
      Services, Inc.* ...............      1,326           59,604
    ION Geophysical Corp.* ..........        782           12,340
    Lufkin Industries, Inc. .........        156            8,937
    Matrix Service Co.* .............        278            6,066
    NATCO Group, Inc.* ..............        197           10,668
    Newpark Resources,
      Inc.* .........................        903            4,921
    Oil States International,
      Inc.* .........................        411           14,023
    Oyo Geospace Corp.* .............         39            2,939
    Parker Drilling Co.* ............      4,209           31,778
    Petroleum Helicopters,
      Inc.* .........................        310            9,616


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
    Pioneer Drilling Co.* ...........        415      $     4,930
    RPC, Inc. .......................        410            4,801
    Sulphco, Inc.* ..................        567            2,960
    Superior Well Services,
      Inc.* .........................        158            3,353
    T-3 Energy Services,
      Inc.* .........................         93            4,372
    Trico Marine Services,
      Inc.* .........................        121            4,479
    W-H Energy Services,
      Inc.* .........................        333           18,718
    Willbros Group, Inc.* ...........      1,410           53,989
    Woodward Governor Co. ...........      1,389           94,383
                                                      -----------
                                                          846,288
                                                      -----------
   OIL, GAS & CONSUMABLE FUELS -- 3.1%
    Alon USA Energy, Inc. ...........      4,079          110,867
    Alpha Natural Resources,
      Inc.* .........................        845           27,446
    Apco Argentina, Inc.* ...........        109            3,000
    Arena Resources, Inc.* ..........        329           13,723
    Arlington Tankers Ltd. ..........        219            4,846
    Atlas America, Inc. .............        235           13,907
    ATP Oil & Gas Co.* ..............        870           43,970
    Aventine Renewable
      Energy Holdings,
      Inc.* .........................        455            5,806
    Berry Petroleum Co. -
      Class A .......................        409           18,180
    Bill Barret Corp.* ..............        326           13,650
    Bois d'Arc Energy, Inc.* ........        192            3,811
    BPZ Resources, Inc.* ............        542            6,060
    Brigham Exploration
      Co.* ..........................        586            4,407
    Callon Petroleum Co.* ...........        276            4,540
    Carrizo Oil & Gas, Inc.* ........        257           14,071
    Clayton Williams
      Energy, Inc.* .................         20              623
    Clean Energy Fuels
      Corp* .........................        185            2,801
    Comstock Resources,
      Inc.* .........................      1,917           65,178
    Concho Resources,
      Inc.* .........................        233            4,802
    Contango Oil & Gas
      Co.* ..........................        131            6,667
    Crosstex Energy, Inc. ...........        441           16,423
    Delek US Holdings, Inc. .........      3,510           71,007


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
    Delta Petroleum Corp.* ..........        708      $    13,346
    Double Hull Tankers, Inc. .......        243            2,974
    Edge Petroleum Corp.* ...........        503            2,983
    Encore Acquisition Co.* .........        477           15,917
    Energy Partners, Ltd.* ..........        302            3,567
    Evergreen Energy, Inc.* .........        937            2,090
    EXCO Resources, Inc.* ...........        482            7,461
    FX Energy, Inc.*.. ..............        401            2,278
    General Maritime Corp. ..........        232            5,672
    GeoGlobal Resources,
      Inc.* .........................         30              148
    Geomet, Inc.* ...................        100              520
    GMX Resources, Inc.* ............        139            4,487
    Golar LNG Ltd. ..................        344            7,609
    Goodrich Petroleum
      Corp.* ........................        176            3,981
    Gulfport Energy Corp.* ..........        196            3,579
    Harvest Natural
      Resources, Inc.* ..............        400            5,000
    International Coal
      Group, Inc.* ..................      1,272            6,818
    James River Coal Co.* ...........         70              783
    Knightsbridge Tankers,
      Ltd. ..........................        434           10,481
    Mariner Energy, Inc.* ...........      5,939          135,884
    Markwest Hydrocarbon,
      Inc. ..........................         66            4,135
    McMoRan Exploration
      Co.* ..........................        324            4,241
    Nordic American Tanker
      Shipping ......................        480           15,754
    Oilsands Quest, Inc.* ...........        979            3,994
    Pacific Ethanol, Inc.* ..........      1,010            8,292
    Parallel Petroleum Corp.* .......        428            7,546
    Penn Virginia Corp. .............        367           16,012
    Petrohawk Energy Corp.* .........      1,561           27,021
    Petroleum Development
      Corp.* ........................        169            9,993
    Petroquest Energy, Inc.* ........        448            6,406
    Quest Resource Corp.* ...........         60              430
    Rosetta Resources, Inc.* ........        481            9,538
    Ship Finance International,
      Ltd. ..........................      1,084           30,038
    Stone Energy Corp.* .............        280           13,135
    Swift Energy Co.*. ..............      1,169           51,471
    Toreador Resources
      Corp.* ........................         50              349
    TXCO Resources, Inc.* ...........        379            4,571


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
    Uranium Resources,
      Inc.* .........................        455      $     5,678
    US BioEnergy Corp.* .............         20              234
    USEC, Inc.* .....................      1,116           10,044
    Vaalco Energy* ..................        839            3,901
    Venoco, Inc.* ...................        163            3,249
    VeraSun Energy Corp.* ...........        450            6,876
    Verenium Corp.* .................        784            3,912
    W&T Offshore, Inc. ..............      2,000           59,920
    Warren Resources, Inc.* .........        603            8,520
    Western Refining, Inc. ..........      1,810           43,820
    Whiting Petroleum
      Corp.* ........................        372           21,450
    World Fuel Services
      Corp. .........................        319            9,261
                                                      -----------
                                                        1,081,154
                                                      -----------
   TOTAL ENERGY ................................        1,927,442
                                                      -----------
 FINANCIALS -- 15.4%
   CAPITAL MARKETS -- 2.0%
    ACA Capital Holdings,
      Inc.* .........................        110               94
    Apollo Investment Corp. .........      1,404           23,938
    Ares Capital Corp. ..............        959           14,030
    Calamos Asset
      Management, Inc. -
      Class A .......................        447           13,312
    Capital Southwest Corp. .........         25            2,960
    Cohen & Steers, Inc. ............        285            8,541
    Cowen Group, Inc.* ..............        900            8,559
    Evercore Partners, Inc. -
      Class A .......................        307            6,616
    FBR Capital Markets
      Corp.* ........................        268            2,567
    FCStone Group, Inc.* ............        108            4,971
    GAMCO Investors, Inc. -
      Class A .......................         92            6,366
    GFI Group, Inc.*.. ..............        883           84,521
    Gladstone Capital Corp. .........        153            2,601
    Greenhill & Co., Inc. ...........        546           36,298
    Hercules Technology
      Growth Capital, Inc. ..........        518            6,429
    HFF, Inc. Class A* ..............        160            1,238
    Investment Technology
      Group, Inc.* ..................        900           42,831
    KBW, Inc.* ......................        239            6,116


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   CAPITAL MARKETS -- (CONTINUED)
    Knight Capital Group,
      Inc. - Class A* ...............      1,110      $    15,984
    Kohlberg Capital Corp. ..........      1,880           22,560
    LaBranche & Co., Inc.* ..........        220            1,109
    MCG Capital Corp.. ..............      1,355           15,705
    MVC Capital, Inc.. ..............        182            2,938
    NGP Capital Resources
      Co. ...........................        195            3,048
    optionsXpress Holdings,
      Inc. ..........................        626           21,171
    Patriot Capital Funding,
      Inc. ..........................        261            2,634
    PennantPark Investment
      Corp. .........................        318            3,186
    Penson Worldwide, Inc.* .........        249            3,573
    Piper Jaffray Cos.* .............        198            9,171
    Prospect Capital Corp. ..........        358            4,672
    Raymond James
      Financial, Inc. ...............      1,400           45,724
    Sanders Morris Harris
      Group, Inc. ...................        120            1,230
    Stifel Financial Corp.* .........        861           45,263
    SWS Group, Inc. .................        308            3,902
    Thomas Weisel Partners
      Group, Inc.* ..................        269            3,693
    Ticc Capital Corp. ..............        250            2,308
    TradeStation Group,
      Inc.* .........................        371            5,272
    Us Global Investors, Inc. .......        219            3,649
    W.P. Stewart & Co., Ltd. ........        950            4,855
    Waddell & Reed
      Financial, Inc. -
      Class A .......................      5,316          191,854
                                                      -----------
                                                          685,489
                                                      -----------
   COMMERCIAL BANKS -- 3.8%
    1st Source Corp. ................        233            4,033
    Abington Bancorp, Inc. ..........         40              376
    Alabama National
      Bancorp .......................        130           10,115
    Amcore Financial, Inc. ..........        318            7,219
    AmericanWest Bancorp ............        223            3,931
    Ameris Bancorp ..................        100            1,685
    Arrow Financial Corp. ...........          1               21
    Bancfirst Corp. .................         94            4,028
    Banco Latinoamericano
      De Exportaciones SA ...........        699           11,401


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   COMMERCIAL BANKS -- (CONTINUED)
    BancTrust Financial
      Group, Inc. ...................         40      $       484
    Bank of the Ozarks, Inc. ........        121            3,170
    Banner Corp. ....................        171            4,913
    Boston Private Financial
      Holdings, Inc. ................        274            7,420
    Cadence Financial Corp. .........         60              875
    Camden National Corp. ...........         20              568
    Capital City Bank
      Group, Inc. ...................        113            3,189
    Capital Corp of the West ........         50              972
    Capitol Bancorp, Ltd. ...........        260            5,231
    Cascade Bancorp .................        238            3,313
    Cass Information
      Systems, Inc. .................        112            3,742
    Cathay General Bancorp ..........        432           11,444
    Centennial Bank
      Holdings, Inc.* ...............        594            3,433
    Center Financial Corp. ..........         90            1,109
    Central Pacific Financial
      Corp. .........................        316            5,833
    Chemical Financial Corp. ........        400            9,516
    Chittenden Corp.*. ..............        316           11,256
    Citizens Banking Corp. ..........      1,186           17,209
    City Bank/Lynnwood,
      Washington ....................        770           17,263
    City Holding Co. ................        194            6,565
    CoBiz Financial, Inc. ...........        248            3,688
    Columbia Banking
      System, Inc. ..................        190            5,649
    Community Bancorp* ..............         30              521
    Community Bank
      Systems, Inc. .................        439            8,723
    Community Trust
      Bancorp, Inc. .................        209            5,754
    CVB Financial Corp. .............        906            9,368
    Enterprise Financial
      Services Corp. ................        126            3,000
    Farmers Capital Bank
      Corp. .........................        120            3,240
    First Bancorp/North
      Carolina ......................        297            5,610
    First Bancorp/Puerto
      Rico ..........................      1,343            9,790
    First Charter Corp. .............        263            7,853
    First Commonwealth
      Financial Corp. ...............      1,237           13,174


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   COMMERCIAL BANKS -- (CONTINUED)
    First Community Bancorp,
      Inc. ..........................        213      $     8,784
    First Community
      Bancshares, Inc. ..............         70            2,232
    First Financial Bancorp .........        583            6,646
    First Financial Bankshares,
      Inc. ..........................        156            5,873
    First Financial Corp./
      Indiana .......................        207            5,866
    First Indiana Corp.* ............         79            2,528
    First Merchants Corp. ...........        286            6,246
    First Midwest Bancorp,
      Inc. ..........................        542           16,585
    First Regional Bancorp,
      Inc.* .........................         30              567
    First South Bancorp .............        149            3,306
    First State Bancorp .............        293            4,073
    FirstMerit Corp. ................      1,361           27,234
    FNB Corp. .......................        924           13,583
    FNB Corp./VA ....................         40              929
    Frontier Financial Corp. ........        445            8,264
    Glacier Bancorp, Inc. ...........        502            9,407
    Great Southern Bancorp,
      Inc. ..........................        203            4,458
    Greene Bancshares, Inc. .........         98            1,882
    Hancock Holding Co. .............        298           11,384
    Hanmi Financial Corp. ...........        475            4,095
    Harleysville National
      Corp. .........................        480            6,994
    Heartland Financial USA,
      Inc. ..........................        230            4,271
    Heritage Commerce
      Corp. .........................        164            3,016
    Home Bancshares Inc. ............        148            3,104
    Horizon Financial Corp. .........        230            4,011
    IBERIABANK Corp. ................        135            6,311
    Independent Bank Corp./
      Massachusetts .................        174            4,736
    Independent Bank Corp./
      Michigan ......................        405            3,848
    Integra Bank Corp. ..............        337            4,755
    International Bancshares
      Corp. .........................        776           16,249
    InterVest Bancshares
      Corp. .........................         30              517
    Investors Bancorp, Inc.* ........        391            5,529
    Irwin Financial Corp. ...........        269            1,977
    Lakeland Bancorp, Inc. ..........        322            3,732


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   COMMERCIAL BANKS -- (CONTINUED)
    Lakeland Financial Corp. ........        150      $     3,135
    Macatawa Bank Corp. .............        136            1,168
    MainSource Financial
      Group, Inc. ...................        225            3,501
    MB Financial, Inc. ..............        330           10,174
    MBT Financial Corp. .............        110              970
    Mercantile Bank Corp. ...........         30              465
    Midwest Banc Holdings,
      Inc. ..........................        375            4,658
    Nara Bancorp, Inc. ..............        217            2,532
    National Penn Bancshares,
      Inc. ..........................        717           10,855
    NBT Bancorp, Inc.. ..............        452           10,315
    Old National Bancorp/
      Indiana .......................      1,062           15,888
    Old Second Bancorp, Inc. ........        111            2,974
    Omega Financial Corp. ...........        208            6,086
    Oriental Financial Group ........        494            6,625
    Pacific Capital Bancorp .........        622           12,521
    Park National Corp. .............        179           11,545
    Peoples Bancorp, Inc./
      Ohio ..........................        193            4,804
    Pinnacle Financial
      Partners, Inc.* ...............        145            3,686
    Preferred Bank ..................        108            2,810
    PrivateBancorp, Inc. ............        236            7,705
    Prosperity Bancshares,
      Inc. ..........................        294            8,641
    Provident Bankshares
      Corp. .........................        447            9,561
    Renasant Corp. ..................        262            5,651
    Republic Bancorp, Inc./
      Kentucky ......................        110            1,818
    Royal Bancshares of
      Pennsylvania ..................        171            1,881
    S&T Bancorp, Inc.. ..............        220            6,081
    S.Y. Bancorp, Inc. ..............        149            3,567
    Sandy Springs Bancorp,
      Inc. ..........................      3,383           94,115
    Santander BanCorp. ..............        380            3,291
    SCBT Financial Corp. ............        107            3,389
    Seacoast Banking Corp.
      of Florida ....................        300            3,084
    Security Bank Corp. .............        331            3,025
    Shore Bancshares, Inc. ..........         20              438
    Sierra Bancorp ..................         40              996
    Signature Bank* .................        295            9,956


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   COMMERCIAL BANKS -- (CONTINUED)
    Simmons First National
      Corp. .........................        172      $     4,558
    Southside Bancshares,
      Inc. ..........................        183            3,744
    Southwest Bancorp, Inc. .........        256            4,692
    Sterling Bancorp.. ..............        237            3,233
    Sterling Bancshares, Inc. .......        747            8,337
    Sterling Financial Corp./
      Pennsylvania ..................        202            3,317
    Sterling Financial Corp./
      Washington ....................      5,882           98,759
    Suffolk Bancorp .................        144            4,422
    Sun Bancorp, Inc.* ..............        204            3,219
    Superior Bancorp*. ..............        575            3,088
    Susquehanna Bancshares,
      Inc. ..........................      1,198           22,091
    SVB Financial Group* ............      1,137           57,305
    Taylor Capital Group,
      Inc. ..........................         40              816
    Texas Capital Bancshares,
      Inc.* .........................        177            3,230
    The Bancorp Bank*. ..............         10              135
    The Colonial BancGroup,
      Inc. ..........................      4,800           64,992
    The South Financial
      Group, Inc. ...................      3,528           55,143
    Tompkins Trustco, Inc. ..........        122            4,734
    Trico Bancshares.. ..............        166            3,204
    Trustmark Corp. .................        654           16,585
    UCBH Holdings, Inc. .............        919           13,013
    UMB Financial Corp. .............        301           11,546
    Umpqua Holdings Corp. ...........        701           10,753
    Union Bankshares Corp. ..........        228            4,820
    United Bankshares, Inc. .........        520           14,570
    United Community Banks,
      Inc./Georgia ..................        428            6,762
    United Security
      Bancshares ....................         50              764
    Univest Corp. of PA .............        248            5,235
    USB Holding Co., Inc.* ..........        147            2,911
    Vineyard National
      Bancorp .......................         43              434
    Virginia Commerce
      Bancorp, Inc.* ................        272            3,191
    Virginia Financial
      Group, Inc. ...................         10              149
    Washington Trust
      Bancorp, Inc. .................      1,096           27,652


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   COMMERCIAL BANKS -- (CONTINUED)
    Webster Financial Corp. .........      3,000      $    95,910
    WesBanco, Inc. ..................        320            6,592
    West Coast Bancorp/
      Oregon ........................        165            3,053
    Westamerica Bancorp .............        376           16,751
    Western Alliance
      Bancorp* ......................        182            3,416
    Wilshire Bancorp, Inc. ..........        240            1,884
    Wintrust Financial Corp. ........        218            7,222
                                                      -----------
                                                        1,329,819
                                                      -----------
   CONSUMER FINANCE -- 0.6%
    Advance America Cash
      Advance Centers, Inc. .........      1,288           13,086
    Advanta Corp. -
      Class B .......................        545            4,398
    Cash America International,
      Inc. ..........................      2,072           66,926
    Compucredit Corp.* ..............        239            2,385
    Credit Acceptance Corp.* ........        170            3,514
    Dollar Financial Corp.* .........      2,179           66,874
    EzCorp, Inc. - Class A* .........        480            5,419
    First Cash Financial
      Services, Inc.* ...............      1,861           27,319
    Nelnet, Inc. - Class A ..........        598            7,601
    QC Holdings, Inc.. ..............         60              675
    Rewards Network, Inc.* ..........         70              348
    United PanAm Financial
      Corp.* ........................         60              307
    World Acceptance Corp.* .........        305            8,229
                                                      -----------
                                                          207,081
                                                      -----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.4%
    Aldabra 2 Acquisition
      Corp.* ........................        381            3,711
    Alternative Asset
      Management Acquisition
      Corp.* ........................        382            3,495
    Ampal American Israel -
      Class A* ......................         60              443
    Asset Acceptance Capital
      Corp. .........................        471            4,903
    Asta Funding, Inc. ..............        166            4,389
    Compass Diversified
      Holdings ......................        345            5,141
    Encore Capital Group,
      Inc.* .........................        180            1,742


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   DIVERSIFIED FINANCIAL SERVICES -- (CONTINUED)
    Energy Infrastructure
      Acquisition Corp.* ............        300      $     3,042
    Financial Federal Corp. .........        406            9,050
    Interactive Brokers
      Group Inc.* ...................      1,737           56,140
    Marathon Acquisition
      Corp.* ........................        379            2,949
    MarketAxess Holdings,
      Inc.* .........................        360            4,619
    Medallion Financial
      Corp. .........................        590            5,912
    Newstar Financial, Inc.* ........         40              331
    NTR Acquisition Co.* ............        310            2,945
    PICO Holdings, Inc.* ............        112            3,765
    Portfolio Recovery
      Associates, Inc. ..............        215            8,529
    Primus Guaranty, Ltd.* ..........        622            4,360
    Resource America, Inc. ..........        254            3,726
                                                      -----------
                                                          129,192
                                                      -----------
   INSURANCE -- 2.6%
    Alfa Corp. ......................        251            5,439
    American Equity Investment
      Life Holding Co. ..............        655            5,430
    American Physicians
      Capital, Inc. .................        100            4,146
    Amerisafe, Inc.*.. ..............        228            3,536
    Amtrust Financial
      Services, Inc. ................        357            4,916
    Argo Group International
      Holdings, Ltd.* ...............        407           17,147
    Aspen Insurance
      Holdings, Ltd. ................      1,575           45,423
    Assured Guaranty, Ltd. ..........        758           20,117
    Baldwin & Lyons, Inc. -
      Class B .......................        260            7,140
    Castlepoint Holdings,
      Ltd ...........................         30              360
    Citizens, Inc.* .................        420            2,323
    CNA Surety Corp.*. ..............        363            7,184
    Commerce Group, Inc. ............        408           14,680
    Crawford & Co.* .................        400            1,660
    Darwin Professional
      Underwriters, Inc.* ...........        165            3,988
    Delphi Financial Group,
      Inc. - Class A ................        613           21,627
    Donegal Group, Inc. .............        430            7,383
    Ehealth, Inc.* ..................        128            4,110


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   INSURANCE -- (CONTINUED)
    EMC Insurance
      Group, Inc. ...................        160      $     3,787
    Employers Holdings,
      Inc. ..........................      1,670           27,906
    Enstar Group, Ltd.* .............         73            8,937
    FBL Financial Group,
      Inc. ..........................        283            9,772
    First Mercury Financial
      Corp.* ........................        143            3,489
    Flagstone Reinsurance
      Holdings, Ltd. ................        694            9,647
    FPIC Insurance Group,
      Inc.* .........................        115            4,943
    Greenlight Capital Re,
      Ltd* ..........................        143            2,973
    Hallmark Financial
      Services, Inc.* ...............         70            1,110
    Harleysville Group, Inc. ........        390           13,798
    Hilb, Rogal & Hamilton
      Co. ...........................        433           17,567
    Hilltop Holdings, Inc.* .........        441            4,816
    Horace Mann Educators
      Corp. .........................        801           15,171
    Infinity Property &
      Casual Corp. ..................        239            8,635
    IPC Holdings, Ltd. ..............        873           25,203
    Kansas City Life
      Insurance Co. .................        161            7,018
    LandAmerica Financial
      Group, Inc. ...................        140            4,683
    Max Capital Group, Ltd. .........      1,093           30,593
    Meadowbrook Insurance
      Group, Inc.* ..................        663            6,239
    Midland Co. .....................         72            4,658
    Montpelier Re Holdings,
      Ltd. ..........................      1,918           32,625
    National Financial
      Partners Corp. ................        421           19,202
    National Interstate Corp. .......        130            4,303
    National Western Life
      Insurance Co. .................         46            9,539
    Navigators Group, Inc.* .........        227           14,755
    NYMagic, Inc. ...................         80            1,850
    Odyssey Re Holdings
      Corp. .........................        890           32,672
    Platinum Underwriters
      Holdings, Ltd. ................      1,022           36,342
    PMA Capital Corp.* ..............        716            5,885


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   INSURANCE -- (CONTINUED)
    Presidential Life Corp. .........        411      $     7,197
    ProAssurance Corp.* .............        425           23,341
    Ram Holdings, Ltd.* .............        150              741
    RLI Corp. .......................        320           18,173
    Safety Insurance Group,
      Inc.* .........................        284           10,400
    SeaBright Insurance
      Holdings, Inc.* ...............        276            4,162
    Security Capital
      Assurance, Ltd. ...............        210              817
    Selective Insurance
      Group, Inc. ...................      5,189          119,295
    State Auto Financial Corp. ......        361            9,494
    Stewart Information
      Services Corp. ................        348            9,079
    The Phoenix Cos., Inc. ..........      1,776           21,081
    Tower Group, Inc.. ..............        305           10,187
    United America
      Indeminity, Ltd.* .............        429            8,546
    United Fire & Casualty
      Co. ...........................      3,028           88,084
    Validus Holdings, Ltd* ..........        126            3,273
    Zenith National Insurance
     Corp. ..........................        597           26,704
                                                      -----------
                                                          905,301
                                                      -----------
   REAL ESTATE INVESTMENT TRUSTS -- 4.7%
    Acadia Realty Trust .............        442           11,320
    Agree Realty Corp. ..............         50            1,505
    Alesco Financial, Inc. ..........      1,303            4,274
    Alexander's, Inc.* ..............         20            7,065
    Alexandria Real Estate
      Equities, Inc. ................        347           35,279
    American Campus
      Communities, Inc. .............        249            6,686
    American Financial
      Realty Trust ..................      2,581           20,700
    Anthracite Capital, Inc. ........        512            3,707
    Anworth Mortgage
      Asset Corp. ...................        422            3,486
    Arbor Realty Trust, Inc. ........        175            2,819
    Ashford Hospitality
      Trust, Inc. ...................      1,547           11,123
    Associated Estates
      Realty Corp. ..................        480            4,531
    BioMed Realty Trust, Inc. .......        742           17,192
    Brandywine Realty Trust .........      3,500           62,755
    BRT Realty Trust. ...............        170            2,601


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
    Capital Trust, Inc. .............        245      $     7,509
    CapLease Funding, Inc. ..........        730            6,147
    CBL & Associates, Inc. ..........      1,900           45,429
    CBRE Realty Finance,
      Inc. ..........................        497            2,654
    Cedar Shopping Centers,
      Inc. ..........................        599            6,128
    Corporate Office
      Properties Trust ..............        499           15,718
    Cousins Properties, Inc. ........      1,027           22,697
    Crystal River Capital,
      Inc. ..........................        220            3,177
    DCT Industrial Trust, Inc. ......      1,546           14,393
    Deerfield Triarc Capital
      Corp. .........................        433            3,464
    DiamondRock Hospitality
      Co. ...........................      4,480           67,110
    Digital Realty Trust, Inc. ......        715           27,435
    Eastgroup Properties, Inc. ......        367           15,359
    Education Realty Trust,
      Inc. ..........................        478            5,373
    Entertainment Properties
      Trust .........................        380           17,860
    Equity Lifestyle
      Properties, Inc. ..............        222           10,139
    Equity One, Inc. ................      1,268           29,202
    Extra Space Storage, Inc. .......        769           10,989
    FelCor Lodging Trust,
      Inc. ..........................      4,113           64,122
    First Industrial Realty
      Trust, Inc. ...................      1,684           58,266
    First Potomac Realty
      Trust .........................        326            5,637
    Franklin Street Properties
      Corp. .........................        810           11,988
    Friedman Billings Ramsey
      Group, Inc. ...................      1,401            4,399
    Getty Realty Corp. ..............        378           10,085
    Glimcher Realty Trust ...........        856           12,232
    GMH Communities Trust ...........      1,051            5,801
    Gramercy Capital Corp. ..........        360            8,752
    Healthcare Realty Trust,
      Inc. ..........................        918           23,308
    Hersha Hospitality Trust ........        652            6,194
    Highwoods Properties,
      Inc. ..........................        542           15,924
    Home Properties, Inc. ...........      2,036           91,315


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
    Inland Real Estate Corp. ........        926      $    13,112
    Investors Real Estate
      Trust .........................        853            7,651
    JER Investors Trust, Inc. .......        323            3,479
    Kite Realty Group Trust .........        233            3,558
    LaSalle Hotel Properties ........        489           15,599
    Lexington Realty Trust ..........      1,167           16,968
    LTC Properties, Inc. ............        392            9,820
    Maguire Properties, Inc. ........        726           21,395
    Medical Properties Trust,
      Inc. ..........................        600            6,114
    Meruelo Maddux
      Properties, Inc.* .............        852            3,408
    MFA Mortgage Investments,
      Inc. ..........................        770            7,122
    Mid-America Apartment
      Communities, Inc. .............        437           18,682
    Mission West Properties,
      Inc. ..........................        340            3,233
    National Health Investors,
      Inc. ..........................        382           10,658
    National Retail Properties,
      Inc. ..........................      4,819          112,668
    Nationwide Health
      Properties, Inc. ..............      1,394           43,730
    Newcastle Investment
      Corp. .........................        329            4,264
    NorthStar Realty Finance
      Corp. .........................      1,488           13,273
    Omega Healthcare
      Investors, Inc. ...............      1,133           18,185
    Parkway Properties, Inc. ........        265            9,800
    Pennsylvania Real Estate
      Investment Trust ..............        538           15,968
    Post Properties, Inc. ...........        638           22,407
    Potlatch Corp. ..................        535           23,775
    PS Business Parks, Inc. .........        309           16,238
    Quadra Realty Trust, Inc. .......         60              482
    RAIT Financial Trust ............        520            4,482
    Ramco-Gershenson
      Properties Trust ..............        325            6,945
    Realty Income Corp. .............      3,883          104,919
    Redwood Trust, Inc. .............        166            5,684
    Resource Capital Corp ...........        328            3,054
    Saul Centers, Inc. ..............        166            8,869
    Senior Housing Properties
      Trust .........................      1,131           25,651
    Sovran Self Storage, Inc. .......        282           11,308


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
    Strategic Hotels &
      Resources, Inc. ...............        905      $    15,141
    Sun Communities, Inc. ...........        375            7,901
    Sunstone Hotel Investors,
      Inc. ..........................        988           18,070
    Tanger Factory Outlet
      Centers, Inc. .................        442           16,668
    Tejon Ranch Co.*.. ..............        118            4,820
    Thomas Properties
      Group, Inc. ...................        379            4,086
    U-Store-It Trust.. ..............        703            6,439
    Universal Health Realty
      Income Trust ..................        188            6,663
    Urstadt Biddle Properties,
      Inc. - Class A ................        457            7,083
    Washington Real Estate
      Investment Trust ..............      2,634           82,734
    Weingarten Realty, Inc. .........      1,400           44,016
    Winthrop Realty Trust ...........        853            4,512
                                                      -----------
                                                        1,634,483
                                                      -----------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    Consolidated Tomoka
      Land Co. ......................         56            3,510
    HouseValues, Inc.* ..............         70              217
                                                      -----------
                                                            3,727
                                                      -----------
   THRIFTS & MORTGAGE FINANCE -- 1.3%
    Anchor BanCorp
      Wisconsin, Inc. ...............        261            6,139
    Astoria Financial Corp. .........      3,200           74,464
    Bank Mutual Corp.. ..............        554            5,856
    BankAtlantic Bancorp,
      Inc. - Class A ................        127              521
    BankFinancial Corp. .............        207            3,275
    BankUnited Financial
      Corp. - Class A ...............        261            1,801
    Beneficial Mutual
      Bancorp, Inc.* ................        311            3,023
    Berkshire Hills
      Bancorp, Inc. .................      1,764           45,864
    Brookline Bancorp, Inc. .........      1,036           10,526
    Centerline Holding Co. ..........      1,220            9,296
    Clayton Holdings, Inc.* .........        240            1,241
    Corus Bankshares, Inc. ..........        752            8,024
    Dime Community
      Bancshares ....................      4,344           55,473
    Downey Financial Corp. ..........        166            5,164


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
    Federal Agricultural
      Mortgage Corp. -
      Class C .......................        296      $     7,791
    First Busey Corp.. ..............        274            5,442
    First Financial Holdings,
      Inc. ..........................        185            5,073
    First Niagara Financial
      Group, Inc. ...................        825            9,933
    First Place Financial
      Corp. .........................        346            4,840
    FirstFed Financial Corp.* .......        167            5,982
    Flagstar Bancorp, Inc. ..........      1,140            7,946
    Flushing Financial Corp. ........        308            4,943
    Franklin Bank Corp.* ............        126              543
    Fremont General Corp.* ..........      1,064            3,724
    Imperial Capital
      Bancorp, Inc. .................         40              732
    K-Fed Bancorp ...................         60              605
    Kearny Financial Corp. ..........        315            3,752
    KNBT Bancorp, Inc. ..............        211            3,254
    NASB Financial, Inc. ............        100            2,638
    NewAlliance Bancshares,
      Inc. ..........................      1,172           13,501
    Northwest Bancorp, Inc. .........        139            3,693
    OceanFirst Financial
      Corp. .........................         50              790
    Ocwen Financial Corp.* ..........        553            3,064
    Oritani Financial Corp* .........        222            2,730
    PFF Bancorp, Inc.. ..............        546            6,574
    Provident Financial
      Services, Inc. ................        724           10,440
    Provident New York
      Bancorp .......................        367            4,742
    Roma Financial Corp. ............        178            2,793
    Tierone Corp. ...................        150            3,322
    TrustCo Bank Corp. NY ...........      1,264           12,539
    United Community
      Financial Corp. ...............        330            1,822
    Washington Federal, Inc. ........      4,200           88,662
    Willow Financial
      Bancorp, Inc. .................         70              587
    WSFS Financial Corp. ............         53            2,660
                                                      -----------
                                                          455,784
                                                      -----------
   TOTAL FINANCIALS ............................        5,350,876
                                                      -----------


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
 HEALTH CARE -- 13.1%
   BIOTECHNOLOGY -- 2.9%
    Acadia Pharmaceuticals,
      Inc.* .........................        369      $     4,085
    Acorda Therapeutics,
      Inc.* .........................        257            5,644
    Alexion Pharmaceuticals,
      Inc.* .........................        855           64,151
    Alkermes, Inc.* .................      1,046           16,307
    Allos Therapeutics, Inc.* .......        472            2,969
    Alnylam Pharmaceuticals,
      Inc.* .........................        336            9,771
    Altus Pharmaceuticals,
      Inc.* .........................        325            1,683
    Applera Corp. - Celera
      Group* ........................        604            9,585
    Arena Pharmaceuticals,
      Inc.* .........................        546            4,275
    Ariad Pharmaceuticals,
      Inc.* .........................        688            2,924
    ArQule, Inc.* ...................        625            3,625
    Array Biopharma, Inc.* ..........        511            4,303
    BioCryst Pharmaceuticals,
      Inc.* .........................         60              371
    BioMarin Pharmaceutical,
      Inc.* .........................        997           35,294
    Cell Genesys, Inc.* .............         80              184
    Cepheid, Inc.* ..................        573           15,098
    Coley Pharmaceutical
      Group, Inc.* ..................        110              880
    Cubist Pharmaceuticals,
      Inc.* .........................      3,823           78,410
    CV Therapeutics, Inc.* ..........        688            6,226
    Cytokinetics, Inc.* .............        680            3,216
    Cytrx Corp.* ....................        957            2,718
    Dendreon Corp.* .................        888            5,523
    Emergent Biosolutions,
      Inc.* .........................         10               51
    Encysive Pharmaceuticals,
      Inc.* .........................        160              136
    Enzon Parmaceuticals,
      Inc.* .........................        437            4,165
    Genomic Health, Inc.* ...........        154            3,487
    Geron Corp.* ....................        767            4,356
    GTx, Inc.* ......................        213            3,056
    Halozyme Therapeutics,
      Inc.* .........................        661            4,700



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   BIOTECHNOLOGY -- (CONTINUED)
    Human Genome Sciences,
      Inc.* .........................      1,463      $    15,274
    Incyte Corp.* ...................        806            8,100
    Indevus Pharmaceuticals,
      Inc.* .........................        641            4,455
    InterMune, Inc.*.. ..............        326            4,346
    Isis Pharmaceuticals,
      Inc.* .........................      4,044           63,693
    Keryx Biopharmaceuticals,
      Inc.* .........................        495            4,158
    Kosan Biosciences, Inc.* ........        663            2,387
    Lifecell Corp.* .................      1,761           75,917
    Ligand Pharmaceuticals,
      Inc. ..........................      1,014            4,898
    MannKind Corp.* .................        391            3,112
    Martek Bioscience
      Corp.* ........................        252            7,454
    Maxygen, Inc.* ..................        471            3,782
    Medarex, Inc.* ..................      1,316           13,713
    Metabolix, Inc.*.. ..............        163            3,879
    Myriad Genetics, Inc.* ..........      1,293           60,021
    Nabi Biopharmaceuticals* ........        895            3,231
    Neurocrine Biosciences,
      Inc.* .........................        402            1,825
    Omrix Biopharmaceuticals,
      Inc.* .........................        784           27,236
    Onyx Pharmaceuticals,
      Inc.* .........................      2,553          141,998
    OSI Pharmaceuticals,
      Inc.* .........................      2,104          102,065
    Osiris Therapeutics, Inc.* ......        291            3,498
    Pharmion Corp.* .................        270           16,972
    Progenics Pharmaceuticals,
      Inc.* .........................        269            4,861
    Protalix BioTherapeutics,
      Inc.* .........................         10               34
    Regeneron Pharmaceuticals,
      Inc.* .........................        661           15,963
    Rigel Pharmaceuticals, Inc.* ....        408           10,359
    Sangamo Biosciences, Inc.* ......      2,700           35,343
    Savient Pharmaceuticals,
      Inc.* .........................        547           12,565
    Seattle Genetics, Inc.* .........        515            5,871
    Senomyx, Inc.* ..................        448            3,355
    Telik, Inc.* ....................         70              243
    Tercica, Inc.* ..................        456            3,092
    United Therapeutics
      Corp.* ........................        252           24,608


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   BIOTECHNOLOGY -- (CONTINUED)
    Vanda Pharmaceuticals,
      Inc.* .........................        383      $     2,635
    XOMA, Ltd.* .....................      7,936           26,903
    Zymogenetics, Inc.* .............        432            5,041
                                                      -----------
                                                        1,020,080
                                                      -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
    Abaxis, Inc.* ...................        225            8,069
    Abiomed, Inc.* ..................        307            4,771
    AccuRay, Inc.* ..................        217            3,303
    Align Technology, Inc.* .........        637           10,625
    American Medical
      Systems Holdings,
      Inc.* .........................        831           12,016
    Analogic Corp. ..................        108            7,314
    AngioDynamics, Inc.* ............        241            4,589
    Arthrocare Corp.*. ..............      2,400          115,320
    Aspect Medical Systems,
      Inc.* .........................        236            3,304
    Candela Corp.* ..................         60              335
    Cantel Medical Corp.* ...........        175            2,552
    Conceptus, Inc.*.. ..............        303            5,830
    Conmed Corp.* ...................      2,076           47,976
    Cryolife, Inc.* .................        415            3,299
    Cutera, Inc.* ...................        220            3,454
    Cyberonics, Inc.*. ..............        257            3,382
    Cynosure, Inc.* .................      2,024           53,555
    Datascope Corp. .................      2,544           92,602
    DexCom, Inc.* ...................         40              353
    ev3, Inc.* ......................        477            6,063
    Greatbatch, Inc.*. ..............        265            5,297
    Haemonetics Corp.* ..............      1,089           68,629
    Hansen Medical, Inc.* ...........        128            3,832
    HealthTronics, Inc.* ............        110              505
    Hologic, Inc.* ..................      2,710          186,014
    I-Flow Corp.* ...................        211            3,330
    ICU Medical, Inc.* ..............        128            4,609
    IDEXX Laboratories,
      Inc.* .........................        837           49,073
    Immucor, Inc.* ..................      2,544           86,471
    Insulet Corp.* ..................        119            2,794
    Integra LifeSciences
      Holdings Corp.* ...............        184            7,715
    Invacare Corp. ..................        350            8,820
    Inverness Medical
      Innovations, Inc.* ............        488           27,416
    IRIS International, Inc.* .......      2,230           43,753
    Kensey Nash Corp.* ..............        109            3,261


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
    Masimo Corp.* ...................        137      $     5,405
    Medical Action
      Industries, Inc.* .............        153            3,190
    Mentor Corp. ....................        453           17,712
    Meridian Bioscience, Inc. .......        466           14,017
    Merit Medical Systems,
      Inc.* .........................        220            3,058
    Micrus Endovascular
      Corp.* ........................        165            3,247
    Natus Medical, Inc.* ............        214            4,141
    Neurometrix, Inc.* ..............         60              552
    Northstar Neuroscience,
      Inc.* .........................        318            2,957
    NuVasive, Inc.* .................        351           13,872
    NxStage Medical, Inc.* ..........        256            3,884
    OraSure Technologies,
      Inc.* .........................        480            4,267
    Orthofix International
      N.V.* .........................        179           10,377
    Palomar Medical
      Technologies, Inc.* ...........        244            3,738
    Possis Medical, Inc.* ...........      1,600           23,328
    Quidel Corp.* ...................        326            6,347
    Regeneration Technologies,
      Inc.* .........................        340            2,951
    Sirona Dental Systems,
      Inc.* .........................        202            6,763
    Sonic Innovations, Inc.* ........        335            2,586
    SonoSite, Inc.* .................        166            5,589
    Spectranetics Corp.* ............        313            4,798
    Stereotaxis, Inc.* ..............        280            3,422
    STERIS Corp. ....................        720           20,765
    SurModics, Inc.*.. ..............        153            8,303
    Symmetry Medical, Inc.* .........        280            4,880
    Thoratec Corp.* .................        545            9,914
    Tomotherapy, Inc.* ..............        184            3,599
    Universal American
      Financial Corp.* ..............        644           16,480
    Vital Signs, Inc.. ..............        128            6,543
    Volcano Corp.* ..................        297            3,715
    West Pharmaceutical
      Services, Inc. ................        398           16,155
    Wright Medical Group,
      Inc.* .........................        352           10,268
    Young Innovations, Inc. .........         40              956
    Zoll Medical Corp.* .............        201            5,371
                                                      -----------
                                                        1,143,381
                                                      -----------


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   HEALTH CARE PROVIDERS & SERVICES -- 2.7%
    Air Methods Corp.* ..............        125      $     6,209
    Alliance Imaging, Inc.* .........        611            5,878
    Amedisys, Inc.* .................        299           14,508
    American Dental
      Partners, Inc.* ...............        149            1,494
    AMERIGROUP Corp.*. ..............        580           21,141
    AMN Healthcare Services,
      Inc.* .........................      2,687           46,136
    AmSurg Corp.* ...................        256            6,927
    Animal Health
      International, Inc.*.. ........         50              615
    Apria Healthcare Group,
      Inc.* .........................        584           12,597
    Assisted Living Concepts,
      Inc.* .........................        549            4,118
    Bio-Reference Laboratories,
      Inc.* .........................      2,660           86,929
    Capital Senior Living
      Corp.* ........................        348            3,456
    Centene Corp.* ..................        584           16,025
    Chemed Corp. ....................      1,899          106,116
    Corvel Corp.* ...................        170            3,913
    Cross Country Healthcare,
      Inc.* .........................        312            4,443
    Emergency Medical
      Services Corp.* ...............      2,186           64,006
    Emeritus Corp.* .................        123            3,093
    Genoptix, Inc.* .................        690           21,183
    Gentiva Health Services,
      Inc.* .........................        345            6,569
    HealthExtras, Inc.* .............        358            9,337
    Healthsouth Corp.* ..............        926           19,446
    Healthspring, Inc.* .............      3,605           68,675
    Healthways, Inc.*. ..............        401           23,434
    Hms Holdings Corp.* .............        212            7,041
    InVentiv Health, Inc.* ..........        328           10,155
    Kindred Healthcare, Inc.* .......        496           12,390
    Landauer, Inc. ..................         79            4,096
    LCA - Vision, Inc. ..............        302            6,031
    LHC Group, Inc.* ................        164            4,097
    Magellan Health Services,
      Inc.* .........................        451           21,030
    Matria Healthcare, Inc.* ........        209            4,968
    Medcath Corp.* ..................      2,211           54,302
    Molina Healthcare* ..............        200            7,740
    MWI Veterinary Supply,
      Inc.* .........................         88            3,520


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
    National HealthCare
      Corp. .........................         93      $     4,808
    Nighthawk Radiology
      Holdings, Inc.* ...............        217            4,568
    Odyssey Healthcare,
      Inc.* .........................        339            3,749
    Owens & Minor, Inc. .............        466           19,772
    PharMerica Corp.*. ..............        226            3,137
    Providence Service
      Corp.* ........................        144            4,052
    PSS World Medical,
      Inc.* .........................        762           14,912
    Psychiatric Solutions,
      Inc.* .........................        574           18,655
    Radiation Therapy
      Services, Inc.* ...............        134            4,142
    RehabCare Group, Inc.* ..........        160            3,610
    Res-Care, Inc.* .................      2,840           71,454
    Skilled Healthcare Group,
      Inc.* .........................        206            3,014
    Sun Healthcare Group,
      Inc.* .........................      3,159           54,240
    Sunrise Senior Living,
      Inc.* .........................        577           17,702
    Visicu, Inc.* ...................        429            5,092
    VistaCare, Inc. -
      Class A* ......................         60              435
                                                      -----------
                                                          924,960
                                                      -----------
   HEALTH CARE TECHNOLOGY -- 0.4%
    Allscripts Healthcare
      Solutions, Inc.* ..............        570           11,069
    Computer Programs and
      Systems, Inc. .................        232            5,275
    Eclipsys Corp.* .................        470           11,896
    Merge Technologies, Inc.* .......        130              155
    Omnicell, Inc.* .................      2,331           62,774
    Phase Forward, Inc.* ............        464           10,092
    Trizetto Group, Inc.* ...........        466            8,094
    Vital Images, Inc.* .............      2,710           48,970
                                                      -----------
                                                          158,325
                                                      -----------
   LIFE SCIENCES TOOLS & SERVICES -- 1.5%
    Affymetrix, Inc.*. ..............        728           16,846
    Albany Molecular
      Research, Inc.* ...............        299            4,300


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
    AMAG Pharmaceuticals,
      Inc.* .........................        170      $    10,222
    Bio-Rad Laboratories,
      Inc.* .........................        178           18,444
    Bruker BioSciences
      Corp.* ........................      6,489           86,304
    Cambrex Corp. ...................        270            2,263
    Dionex Corp.* ...................        213           17,649
    Enzo Biochem, Inc.* .............        331            4,217
    eResearch Technology,
      Inc.* .........................        561            6,631
    Exelixis, Inc.* .................      1,109            9,571
    Illumina, Inc.* .................      1,687           99,972
    Kendle International,
      Inc.* .........................        137            6,702
    Luminex, Corp.* .................        369            5,993
    Medivation, Inc.*. ..............        213            3,067
    Nektar Therapeutics* ............        998            6,697
    PARAXEL International
      Corp.* ........................      2,095          101,188
    Pharmanet Development
      Group, Inc.* ..................      1,758           68,931
    Varian, Inc.* ...................        325           21,222
    Ventana Medical Systems,
      Inc.* .........................        271           23,639
                                                      -----------
                                                          513,858
                                                      -----------
   PHARMACEUTICALS -- 2.3%
    Adams Respiratory
      Therapeutics, Inc.* ...........        420           25,091
    Adolor Corp.* ...................        120              552
    Akorn, Inc.* ....................        584            4,287
    Alexza Pharmaceuticals,
      Inc.* .........................        412            3,333
    Alpharma, Inc.* .................        622           12,533
    Atherogenics, Inc.* .............        100               38
    Auxilium Pharmaceuticals,
      Inc.* .........................        333            9,987
    Axcan Pharma, Inc.* .............      1,000           23,000
    Beijing Med-Pharm
      Corp.* ........................        297            3,261
    Bentley Pharmaceuticals,
      Inc.* .........................        262            3,954
    Bradley Pharmamaceuticals,
      Inc.* .........................        113            2,226
    Cadence Pharmaceuticals,
      Inc.* .........................        241            3,581



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   PHARMACEUTICALS -- (CONTINUED)
    Caraco Pharmaceutical
      Laboratories, Ltd.* ...........        219      $     3,756
    Cypress Bioscience, Inc.* .......        381            4,202
    Durect Corp.* ...................        756            4,861
    Javelin Pharmaceuticals,
      Inc.* .........................        817            3,056
    KV Pharmaceutical Co. -
      Class A* ......................      3,740          106,740
    Medicis Pharmaceutical
      Corp. - Class A ...............        712           18,491
    MGI Pharma, Inc.*. ..............      3,617          146,597
    Nastech Pharmaceutical
      Co., Inc.* ....................         20               76
    Noven Pharmaceuticals,
      Inc.* .........................        363            5,038
    Obagi Medical Products,
      Inc.* .........................         10              183
    Pain Therapeutics, Inc.* ........        395            4,187
    Par Pharmaceutical Co.,
      Inc.* .........................        457           10,968
    Penwest Pharmaceuticals
      Co.* ..........................         90              526
    Perrigo Co. .....................      4,201          147,077
    Pozen, Inc.* ....................        343            4,116
    Replidyne, Inc.*.. ..............         50              155
    Salix Pharmaceuticals,
      Ltd.* .........................      2,393           18,857
    Sciele Pharmaceutical
      Co.* ..........................      3,175           64,929
    Somaxon Pharmaceuticals,
      Inc.* .........................         20              104
    SuperGen, Inc.* .................        752            2,745
    The Medicines Co.* ..............        570           10,921
    Valeant Pharmaceuticals
      International* ................      1,287           15,405
    ViroPharma, Inc.*. ..............        878            6,971
    Vivus, Inc.* ....................      3,001           15,545
    Xenoport, Inc.* .................      1,899          106,116
                                                      -----------
                                                          793,465
                                                      -----------
   TOTAL HEALTH CARE ...........................        4,554,069
                                                      -----------
 INDUSTRIALS -- 13.4%
   AEROSPACE & DEFENSE -- 1.6%
    AAR Corp.* ......................        378           14,375
    Aerovironment, Inc.* ............        124            3,001
    American Science &
      Engineering, Inc. .............        102            5,789


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------

   AEROSPACE & DEFENSE -- (CONTINUED)
    Argon ST, Inc.* .................        188      $     3,489
    Ceradyne, Inc.* .................        295           13,844
    Cubic Corp. .....................        175            6,860
    Curtiss Wright Corp. ............      1,480           74,296
    DynCorp International,
      Inc.* .........................      3,203           86,097
    Esterline Technologies
      Corp.* ........................      1,976          102,258
    GenCorp, Inc.* ..................        591            6,891
    HEICO Corp. .....................        290           15,799
    Hexcel Corp.* ...................      1,034           25,106
    Innovative Solutions &
      Support, Inc.* ................        214            2,074
    Ionatron, Inc.* .................         50              143
    Ladish Co., Inc.*. ..............        122            5,269
    Moog, Inc. - Class A* ...........        309           14,155
    MTC Technologies, Inc.* .........         50            1,175
    Orbital Sciences Corp.* .........        704           17,262
    Stanley, Inc.* ..................      1,696           54,306
    Taser International, Inc.* ......        647            9,310
    Teledyne Technologies,
      Inc.* .........................      1,416           75,515
    TransDigm Group, Inc.* ..........        153            6,911
    Triumph Group, Inc. .............        163           13,423
                                                      -----------
                                                          557,348
                                                      -----------
   AIR FREIGHT & LOGISTICS -- 0.2%
    ABX Air, Inc.* ..................        694            2,901
    Atlas Air Worldwide
      Holdings, Inc.* ...............        771           41,804
    Dynamex, Inc.* ..................        115            3,112
    Forward Air Corp.. ..............        303            9,444
    Hub Group, Inc. -
      Class A* ......................        416           11,057
    Pacer International, Inc. .......        548            8,001
                                                      -----------
                                                           76,319
                                                      -----------
   AIRLINES -- 0.2%
    AirTran Holdings, Inc.* .........      1,124            8,048
    Alaska Air Group, Inc.* .........        357            8,929
    Allegiant Travel Co.* ...........         91            2,925
    JetBlue Airways Corp.* ..........      1,580            9,322
    Mesa Air Group, Inc.* ...........        140              433
    Midwest Air Group, Inc.* ........        253            3,744
    Pinnacle Airlines Corp.* ........        528            8,052
    Republic Airways
      Holdings, Inc.* ...............        380            7,444


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   AIRLINES -- (CONTINUED)
    SkyWest, Inc. ...................        644      $    17,291
                                                      -----------
                                                           66,188
                                                      -----------
   BUILDING PRODUCTS -- 0.5%
    AAON, Inc. ......................        159            3,151
    American Woodmark
      Corp. .........................        202            3,672
    Ameron International
      Corp. .........................        102            9,399
    Apogee Enterprises, Inc. ........        346            5,920
    Builders FirstSource,
      Inc.* .........................        640            4,621
    Gibraltar Industries, Inc .......        352            5,428
    Goodman Global, Inc.* ...........      1,662           40,785
    Griffon Corp.* ..................        360            4,482
    Insteel Industries, Inc. ........        393            4,610
    Lennox International,
      Inc. ..........................      1,400           57,988
    NCI Building Systems,
      Inc.* .........................        257            7,399
    PGT, Inc.* ......................        130              619
    Simpson Manufacturing
      Co., Inc. .....................        389           10,344
    Trex Co., Inc.* .................         70              596
    Universal Forest Products,
      Inc. ..........................        223            6,570
                                                      -----------
                                                          165,584
                                                      -----------
   COMMERCIAL SERVICES & SUPPLIES -- 4.2%
    ABM Industries, Inc. ............        582           11,867
    ACCO Brands Corp.* ..............      1,120           17,965
    Administaff, Inc.. ..............        326            9,219
    American Ecology Corp. ..........        167            3,921
    American Reprographics
      Co.* ..........................        445            7,334
    AMREP Corp. .....................         50            1,528
    Arrowhead Research
      Corp* .........................        691            2,612
    Bowne & Co., Inc.. ..............      2,281           40,146
    Casella Waste Systems,
      Inc.* .........................        278            3,625
    CBIZ, Inc.* .....................        469            4,601
    CDI Corp. .......................        217            5,264
    Cenveo, Inc.* ...................        553            9,661
    Clean Harbors, Inc.* ............        178            9,203
    Comfort Systems USA,
      Inc. ..........................      4,246           54,264


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------

   COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
    Comsys IT Partners,
      Inc.* .........................      2,141      $    33,785
    Consolidated Graphics,
      Inc.* .........................        139            6,647
    Cornell Cos., Inc.* .............        134            3,125
    CoStar Group, Inc.* .............        224           10,584
    Courier Corp. ...................        100            3,301
    CRA International, Inc.* ........      1,001           47,658
    Deluxe Corp. ....................        828           27,233
    Diamond Management &
      Technology Consultants,
      Inc. ..........................        555            4,035
    Ennis, Inc. .....................        326            5,868
    Exponent, Inc.* .................        128            3,461
    First Advantage Corp. -
      Class A* ......................        120            1,976
    FTI Consulting, Inc.* ...........      2,731          168,339
    Fuel Tech, Inc.*.. ..............        188            4,258
    G & K Services, Inc. -
      Class A .......................        245            9,192
    Geoeye, Inc.* ...................        964           32,439
    Healthcare Services Group,
      Inc. ..........................        475           10,060
    Heidrick & Struggles
      International, Inc. ...........        229            8,498
    Herman Miller, Inc. .............      2,403           77,833
    Hudson Highland Group,
      Inc.* .........................        350            2,943
    Huron Consulting Group,
      Inc.* .........................        187           15,078
    ICT Group, Inc.*.. ..............         40              478
    IHS, Inc. - Class A* ............        337           20,409
    IKON Office Solutions,
      Inc. ..........................      1,239           16,132
    Innerworkings, Inc.* ............        249            4,298
    Interface, Inc. - Class A .......        573            9,351
    Kelly Services, Inc. -
      Class A .......................        392            7,315
    Kenexa Corp.* ...................        280            5,438
    Kforce, Inc.* ...................        335            3,266
    Knoll, Inc. .....................      6,294          103,410
    Korn/Ferry International,
      Inc.* .........................        658           12,384
    Layne Christensen Co.* ..........        166            8,169
    LECG Corp.* .....................        243            3,660
    M&F Worldwide Corp.* ............        150            8,077
    McGrath RentCorp.. ..............        344            8,858


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
    Mine Safety Appliances
      Co. ...........................        353      $    18,310
    Mobile Mini, Inc.* ..............        351            6,508
    Multi-Color Corp.. ..............        126            3,461
    Navigant Consulting,
      Inc.* .........................        620            8,475
    Odyssey Marine
      Exploration, Inc.* ............        533            3,299
    On Assignment, Inc.* ............        279            1,956
    PeopleSupport, Inc.* ............        290            3,967
    PHH Corp.* ......................        417            7,356
    Pike Electric Corp.* ............        236            3,955
    Protection One, Inc.* ...........        230            2,735
    Resources Connection,
      Inc. ..........................        633           11,495
    Rollins, Inc. ...................        636           12,211
    RSC Holdings, Inc.* .............        287            3,602
    Schawk, Inc. ....................         50              776
    School Specialty, Inc.* .........      2,019           69,756
    Spherion Corp.* .................        617            4,492
    Standard Parking Corp.* .........        470           22,790
    Standard Register Co. ...........        500            5,830
    Steelcase, Inc. - Class A .......      3,400           53,958
    Team, Inc.* .....................        153            5,597
    Teletech Holdings, Inc.* ........      2,984           63,470
    Tetra Tech, Inc.* ...............        537           11,545
    The Advisory Board Co.* .........        179           11,490
    The Geo Group, Inc.* ............        513           14,364
    Trueblue, Inc.* .................        659            9,542
    United Stationers, Inc.* ........      1,328           61,367
    Viad Corp. ......................        175            5,526
    Volt Information
      Sciences, Inc.* ...............        241            4,401
    Waste Connections, Inc.* ........      3,831          118,378
    Waste Industries USA,
      Inc. ..........................         86            3,122
    Watson Wyatt Worldwide,
      Inc. ..........................        923           42,836
                                                      -----------
                                                        1,465,338
                                                      -----------
   CONSTRUCTION & ENGINEERING -- 0.8%
    Aecom Technology
      Corp.* ........................        420           11,999
    EMCOR Group, Inc.* ..............      3,421           80,838
    Granite Construction,
      Inc. ..........................        431           15,594
    Insituform Technologies,
      Inc.* .........................        313            4,632


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   CONSTRUCTION & ENGINEERING -- (CONTINUED)
    Integrated Electrical
      Services, Inc.* ...............        180      $     3,382
    Michael Baker Corp.* ............         86            3,535
    Northwest Pipe Co.* .............         88            3,444
    Perini Corp.* ...................      2,106           87,231
    Sterling Construction
      Co., Inc.* ....................         30              655
    URS Corp.* ......................      1,200           65,196
                                                      -----------
                                                          276,506
                                                      -----------
   ELECTRICAL EQUIPMENT -- 1.5%
    Acuity Brands, Inc. .............        584           26,280
    American Superconductor
      Co.* ..........................        441           12,057
    AZZ, Inc.* ......................        120            3,402
    Baldor Electric Co. .............        581           19,557
    Belden, Inc. ....................      2,559          113,876
    Brady Corp. - Class A ...........        532           18,668
    Coleman Cable, Inc.* ............         20              189
    Encore Wire Corp. ...............        236            3,757
    Energy Conversion
      Devices, Inc.* ................        453           15,243
    EnerSys, Inc.* ..................        175            4,368
    Evergreen Solar, Inc.* ..........        902           15,578
    First Solar, Inc.* ..............         20            5,343
    Franklin Electric Co.,
      Inc. ..........................        267           10,218
    Fuelcell Energy, Inc.* ..........        834            8,273
    General Cable Corp.* ............         10              733
    GrafTech International,
      Ltd.* .........................      3,716           65,959
    II-VI, Inc.* ....................        244            7,454
    LSI Industries, Inc. ............        239            4,350
    Medis Technologies,
      Ltd.* .........................        286            4,413
    Orion Energy Systems,
      Inc.* .........................      1,440           26,870
    Polypore International,
      Inc.* .........................        172            3,010
    Powell Industries, Inc.* ........         84            3,702
    Power-One, Inc.* ................        676            2,697
    Preformed Line Products
      Co. ...........................         20            1,190
    Regal-Beloit Corp. ..............      1,975           88,776
    Smith Corp. .....................        268            9,393
    Superior Essex, Inc.* ...........        161            3,864
    The Genlyte Group, Inc.* ........        343           32,654


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   ELECTRICAL EQUIPMENT -- (CONTINUED)
    Vicor Corp. .....................        375      $     5,846
                                                      -----------
                                                          517,720
                                                      -----------
   INDUSTRIAL CONGLOMERATES -- 0.1%
    Raven Industries, Inc. ..........        215            8,254
    Standex International Corp. .....        165            2,879
    Tredegar Industries Corp. .......        343            5,515
    Walter Industries, Inc. .........        676           24,289
                                                      -----------
                                                           40,937
                                                      -----------
   MACHINERY -- 3.5%
    3-D Systems Corp.* ..............        188            2,903
    A.S.V., Inc.* ...................        212            2,936
    Accuride Corp.* .................         90              707
    Actuant Corp. - Class A .........      2,620           89,106
    Albany International
      Corp. .........................      1,299           48,193
    Altra Holdings, Inc.* ...........      5,584           92,862
    American Railcar
      Industries, Inc. ..............        239            4,601
    Ampco-Pittsburgh Corp. ..........        115            4,385
    Astec Industries, Inc.* .........        486           18,074
    Badger Meter, Inc. ..............        167            7,507
    Barnes Group, Inc. ..............      2,317           77,365
    Basin Water, Inc.* ..............         30              248
    Blount International,
      Inc.* .........................        292            3,594
    Briggs & Stratton
      Corp. .........................        619           14,026
    Bucyrus International,
      Inc. - Class A ................        400           39,756
    Cascade Corp. ...................        126            5,854
    Chart Industries, Inc.* .........        383           11,835
    Circor International, Inc. ......      1,361           63,096
    Clarcor, Inc. ...................        570           21,643
    Columbus McKinnon
      Corp.* ........................      3,026           98,708
    Commercial Vehicle
      Group, Inc.* ..................        351            5,089
    Dynamic Materials Corp. .........        153            9,012
    EnPro Industries, Inc.* .........        184            5,640
    ESCO Technologies,
      Inc.* .........................        337           13,460
    Federal Signal Corp. ............        501            5,621
    Flow International
      Corp.* ........................      6,044           56,330


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   MACHINERY -- (CONTINUED)
    Force Protection, Inc.* .........        708      $     3,313
    FreightCar America, Inc. ........        189            6,615
    Gardner Denver, Inc.* ...........      3,010           99,330
    Gehl Co.* .......................         20              321
    Gorman-Rupp Co. .................        154            4,805
    Greenbrier Cos., Inc. ...........        174            3,873
    Hurco Cos., Inc.*. ..............         73            3,186
    Kadant, Inc.* ...................        109            3,234
    Kaydon Corp. ....................        357           19,471
    Kennametal, Inc. ................      1,200           45,432
    L.B. Foster Co.*.. ..............        104            5,380
    Lindsay Manufacturing
      Co. ...........................        128            9,048
    Middleby Corp.* .................        179           13,715
    Miller Industries, Inc.* ........         20              274
    Mueller Industries, Inc. ........      2,227           64,561
    Mueller Water Products,
      Inc. - Class A ................      1,033            9,834
    NACCO Industries,
      Inc. - Class A ................         88            8,773
    Nordson Corp. ...................        411           23,822
    RBC Bearings, Inc.* .............        213            9,257
    Robbins & Myers, Inc. ...........        136           10,286
    Sun Hydraulics Corp. ............        131            3,305
    Tecumseh Products Co. -
      Class A* ......................        306            7,163
    Tennant Co. .....................        185            8,194
    Titan International, Inc. .......        273            8,534
    Turbochef Technologies,
      Inc.* .........................        214            3,531
    Twin Disc, Inc. .................         48            3,397
    Valmont Industries, Inc. ........        226           20,141
    Wabash National Corp. ...........         58              446
    Watts Water Technologies,
      Inc. - Class A ................        341           10,162
    Westinghouse Air Brake
      Technologies Corp. ............      3,197          110,105
    Xerium Technologies,
      Inc. ..........................        440            2,288
                                                      -----------
                                                        1,224,347
                                                      -----------
   MARINE -- 0.1%
    American Commercial
      Lines, Inc.* ..................        605            9,825
    Eagle Bulk Shipping, Inc. .......        389           10,328
    Genco Shipping &
      Trading, Ltd. .................        136            7,447



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   MARINE -- (CONTINUED)
    Horizon Lines, Inc. -
      Class A .......................        376      $     7,009
    Star Bulk Carriers Corp.* .......        200            2,570
    Ultrapetrol Bahamas,
      Ltd.* .........................        189            3,215
                                                      -----------
                                                           40,394
                                                      -----------
   ROAD & RAIL -- 0.2%
    Amerco, Inc.* ...................        117            7,684
    Arkansas Best Corp. .............        321            7,043
    Celadon Group, Inc.* ............        491            4,497
    Dollar Thrifty Automotive
      Group, Inc.* ..................        226            5,352
    Genesee & Wyoming,
      Inc. - Class A* ...............        374            9,040
    Heartland Express, Inc. .........      1,000           14,180
    Knight Transportation,
      Inc. ..........................        602            8,916
    Old Dominion Freight
      Line, Inc.* ...................        319            7,372
    P.A.M. Transportation
      Services* .....................         40              622
    Quality Distribution,
      Inc.* .........................         60              266
    Saia, Inc.* .....................         60              798
    Universal Truckload
      Services, Inc.* ...............         60            1,150
    Werner Enterprises, Inc. ........        476            8,106
                                                      -----------
                                                           75,026
                                                      -----------
   TRADING COMPANIES & DISTRIBUTORS -- 0.5%
    Applied Industrial
      Technologies, Inc. ............      2,053           59,578
    Beacon Roofing
      Supply, Inc.* .................        639            5,380
    BlueLinx Holdings, Inc. .........        180              707
    Electro Rent Corp. ..............        483            7,173
    H&E Equipment
      Services, Inc.* ...............        214            4,040
    Houston Wire &
      Cable Co. .....................        225            3,182
    Interline Brands, Inc.* .........        234            5,127
    Kaman Corp. .....................        263            9,681
    Lawson Products, Inc. ...........         81            3,072
    NuCo2, Inc.* ....................        156            3,884
    Rush Enterprises, Inc. -
      Class A* ......................        304            5,527


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   TRADING COMPANIES & DISTRIBUTORS -- (CONTINUED)
    TAL International
      Group, Inc. ...................        186      $     4,235
    UAP Holding Corp.. ..............        643           24,820
    Watsco, Inc. ....................        311           11,432
                                                      -----------
                                                          147,838
                                                      -----------
   TOTAL INDUSTRIALS ...........................        4,653,545
                                                      -----------
 INFORMATION TECHNOLOGY -- 17.4%
   COMMUNICATIONS EQUIPMENT -- 3.3%
    3Com Corp.* .....................      3,042           13,750
    Acme Packet, Inc.* ..............        262            3,299
    Adtran, Inc. ....................        972           20,781
    Anaren Microwave, Inc.* .........        236            3,892
    Arris Group, Inc.* ..............      3,065           30,589
    Avocent Corp.* ..................        502           11,702
    Bel Fuse, Inc. - Class B ........         91            2,664
    Bigband Networks, Inc.* .........      6,440           33,102
    Black Box Corp. .................        193            6,981
    Blue Coat Systems, Inc.* ........      3,194          104,987
    Carrier Access Corp.* ...........      3,200            7,680
    CommScope, Inc.*.. ..............         68            3,328
    Comtech Group, Inc.* ............        194            3,125
    Comtech Telecommunications
      Corp.* ........................      1,818           98,190
    Digi International, Inc.* .......        181            2,568
    Ditech Networks, Inc.* ..........         20               69
    Dycom Industries, Inc.* .........      4,024          107,240
    EMS Technologies, Inc.* .........        134            4,052
    Extreme Networks*. ..............     11,999           42,476
    Foundry Networks, Inc.* .........      7,829          137,164
    Harmonic, Inc.* .................      7,369           77,227
    Harris Stratex Networks,
      Inc.* .........................        278            4,643
    Hughes Communications,
      Inc.* .........................         66            3,604
    Infinera Corp.* .................        165            2,449
    InterDigital, Inc.* .............        787           18,361
    Ixia* ...........................        432            4,095
    KVH Industries, Inc.* ...........      8,100           65,286
    Loral Space &
      Communications,
      Ltd.* .........................        128            4,384
    MasTec, Inc.* ...................        430            4,373
    Netgear, Inc.* ..................      1,991           71,019
    Network Equipment
      Technologies, Inc.* ...........        281            2,366
    Nextwave Wireless, Inc.* ........        532            2,862


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   COMMUNICATIONS EQUIPMENT -- (CONTINUED)
    Oplink Communications,
      Inc.* .........................        236      $     3,623
    Optium Corp.* ...................         20              158
    Orbcomm, Inc.* ..................        457            2,875
    Packeteer, Inc.*.. ..............        560            3,450
    Plantronics, Inc.. ..............      1,418           36,868
    Polycom, Inc.* ..................      3,051           84,757
    Powerwave Technologies,
      Inc.* .........................      1,582            6,375
    Radyne Corp.* ...................        100              920
    Seachange International,
      Inc.* .........................        606            4,381
    ShoreTel, Inc.* .................      2,450           34,226
    Sonus Networks, Inc.* ...........      2,891           16,855
    Starent Networks Corp.* .........        158            2,883
    Sycamore Networks,
      Inc.* .........................      9,647           37,044
    Symmetricom, Inc.* ..............        730            3,438
    Tekelec* ........................        530            6,625
    Viasat, Inc.* ...................        250            8,607
                                                      -----------
                                                        1,151,393
                                                      -----------
   COMPUTERS & PERIPHERALS -- 1.2%
    Adaptec, Inc.* ..................        942            3,184
    Avid Technology, Inc.* ..........        421           11,931
    Cray, Inc.* .....................      6,781           40,618
    Data Domain, Inc.* ..............        118            3,108
    Electronics for Imaging,
      Inc.* .........................      1,784           40,104
    Emulex Corp.* ...................        819           13,366
    Hutchinson Technology,
      Inc.* .........................        225            5,922
    Hypercom Corp.* .................        733            3,650
    Imation Corp. ...................        508           10,668
    Immersion Corp.*.. ..............        328            4,248
    Intermec, Inc.* .................        682           13,851
    Intevac, Inc.* ..................        277            4,028
    Novatel Wireless, Inc.* .........      4,264           69,077
    Palm, Inc. ......................        900            5,706
    Prestek, Inc.* ..................        110              563
    Quantum Corp.* ..................      1,597            4,296
    Rackable Systems, Inc.* .........        332            3,320
    Rimage Corp.* ...................        121            3,140
    Sigma Designs, Inc.* ............      1,741           96,103
    STEC, Inc.* .....................        431            3,767
    Stratasys, Inc.*.. ..............        226            5,840


                                                        VALUE
                                           SHARES      (NOTE 2)
                                          --------   ------------

   COMPUTERS & PERIPHERALS -- (CONTINUED)
    Synaptics, Inc.*.. ..............      1,567      $    64,498
                                                      -----------
                                                          410,988
                                                      -----------

   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.1%
    Acacia Research - Acacia
      Technologies* .................        305            2,739
    Agilysys, Inc. ..................        318            4,808
    Anixter International,
      Inc.* .........................      1,181           73,541
    Benchmark Electronics,
      Inc.* .........................        684           12,127
    Brightpoint, Inc.* ..............      3,620           55,603
    Checkpoint Systems,
      Inc.* .........................        392           10,184
    Cogent, Inc.* ...................        817            9,110
    Cognex Corp. ....................        640           12,896
    Coherent, Inc.* .................         60            1,504
    Comverge, Inc.* .................        104            3,275
    CPI International, Inc.* ........      2,300           39,330
    CTS Corp. .......................        275            2,731
    Daktronics, Inc. ................        347            7,832
    Dolby Laboratories, Inc.* .......      1,770           88,004
    DTS, Inc.* ......................        207            5,293
    Echelon Corp.* ..................        314            6,481
    Electro Scientific
      Industries, Inc.* .............        233            4,625
    Excel Technology, Inc.* .........        109            2,954
    Faro Technologies, Inc.* ........        175            4,757
    FLIR Systems, Inc.* .............      1,466           45,886
    Gerber Scientific, Inc.* ........        116            1,253
    Insight Enterprises, Inc.* ......        500            9,120
    IPG Photonics Corp.* ............        151            3,018
    Itron, Inc.* ....................        337           32,342
    Kemet Corp.* ....................        677            4,489
    L-1 Identity Solutions,
      Inc.* .........................        544            9,765
    Littelfuse, Inc.*. ..............        218            7,185
    LoJack Corp.* ...................        215            3,614
    Maxwell Technologies,
      Inc.* .........................         10               83
    Measurement Specialties,
      Inc.* .........................        120            2,652
    Mercury Computer
      Systems, Inc.* ................        200            3,222
    Methode Electronics, Inc. .......        422            6,938
    MTS Systems Corp.. ..............        225            9,601
    Multi-Fineline Electronix,
      Inc.* .........................        202            3,503


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
    Newport Corp.* ..................        303      $     3,875
    OSI Systems, Inc.* ..............        135            3,573
    Park Electrochemical
      Corp. .........................      2,055           58,033
    PC Connection, Inc.* ............         40              454
    Photon Dynamics, Inc.* ..........      6,150           51,045
    Plexus Corp.* ...................        494           12,972
    Radisys Corp.* ..................        230            3,082
    Rofin-Sinar Technologies,
      Inc.* .........................      1,312           63,120
    Rogers Corp.* ...................        169            7,330
    ScanSource, Inc.*. ..............        262            8,476
    Smart Modular
      Technologies (WWH),
      Inc.* .........................        630            6,413
    Synnex Corp.* ...................        195            3,822
    Technitrol, Inc. ................        423           12,089
    TTM Technologies, Inc.* .........        556            6,483
    Universal Display Corp.* ........        261            5,395
    X-Rite, Inc.* ...................        313            3,637
                                                      -----------
                                                          740,264
                                                      -----------
   INTERNET SOFTWARE & SERVICES -- 2.3%
    Access Integrated
      Technologies, Inc.* ...........         80              358
    Ariba, Inc.* ....................        610            6,802
    Art Technology Group,
      Inc.* .........................      1,340            5,789
    Asiainfo Holdings, Inc.* ........        329            3,619
    Bankrate, Inc.* .................        153            7,358
    Chordiant Software, Inc.* .......        337            2,881
    CMGI, Inc.* .....................        381            4,987
    CNET Networks, Inc.* ............      1,625           14,853
    comScore, Inc.* .................        106            3,459
    DealerTrack Holdings,
      Inc.* .........................        354           11,848
    Dice Holdings, Inc.* ............        302            2,413
    Digital River, Inc.* ............        516           17,064
    DivX, Inc.* .....................        294            4,116
    Earthlink, Inc.*.. ..............      1,636           11,567
    Equinix, Inc.* ..................        372           37,598
    Greenfield Online, Inc.* ........        244            3,565
    Ibasis, Inc. ....................        584            2,996
    Imergent, Inc. ..................        225            2,383
    Infospace, Inc. .................        691           12,991
    Internap Network
      Services Corp.* ...............        578            4,815
    Internet Capital Group,
      Inc.* .........................        307            3,604


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   INTERNET SOFTWARE & SERVICES -- (CONTINUED)
    Interwoven, Inc.*. ..............        428      $     6,086
    Ipass, Inc.* ....................        924            3,751
    j2 Global Communications,
      Inc.* .........................      4,978          105,384
    Jupitermedia Corp.* .............        100              382
    Keynote Systems, Inc.* ..........        211            2,965
    Liquidity Services, Inc.* .......         40              516
    LivePerson, Inc.*. ..............        569            3,038
    Loopnet, Inc.* ..................        309            4,341
    Marchex, Inc. ...................        400            4,344
    Mercadolibre, Inc.* .............        155           11,451
    NIC, Inc. .......................        520            4,389
    Omniture, Inc.* .................        339           11,285
    Online Resources Corp.* .........        351            4,184
    Openwave Systems, Inc. ..........        210              546
    Perficient, Inc.*. ..............        296            4,659
    RealNetworks, Inc.* .............        942            5,737
    S1 Corp.* .......................        424            3,095
    SAVVIS, Inc.* ...................        265            7,396
    Sohu.com, Inc.* .................      1,223           66,678
    SonicWALL, Inc.*.. ..............     14,742          158,034
    Switch and Data
      Facilities Co.* ...............        252            4,037
    Terremark Worldwide,
      Inc.* .........................        548            3,562
    The Knot, Inc.* .................        313            4,989
    TheStreet.com, Inc. .............      3,264           51,963
    Travelzoo, Inc.*.. ..............         30              410
    United Online, Inc. .............      1,040           12,293
    ValueClick, Inc.*. ..............      2,538           55,582
    Vignette Corp.* .................        268            3,915
    Vistaprint, Ltd.*. ..............        444           19,025
    Visual Sciences, Inc.* ..........        210            3,881
    Vocus, Inc.* ....................        133            4,593
    Websense, Inc.* .................        563            9,560
    Website Pros, Inc.* .............      3,500           40,635
                                                      -----------
                                                          787,772
                                                      -----------
   IT SERVICES -- 1.1%
    BearingPoint, Inc.* .............      1,607            4,548
    CACI International, Inc. -
      Class A* ......................        338           15,132
    CIBER, Inc.* ....................        472            2,884
    CSG Systems International,
      Inc.* .........................        455            6,698
    CyberSource Corp.* ..............      3,002           53,346
    EnerNOC, Inc.* ..................         72            3,535
    Euronet Worldwide, Inc.* ........        532           15,960


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   IT SERVICES -- (CONTINUED)
    Exlservice Holdings,
      Inc.* .........................        221      $     5,101
    Forrester Research, Inc.* .......        173            4,847
    Gartner, Inc.* ..................        872           15,312
    Gevity HR, Inc. .................        691            5,314
    Global Cash Access
      Holdings, Inc.* ...............        803            4,866
    Heartland Payment
      Systems, Inc. .................        162            4,342
    iGate Corp.* ....................        404            3,422
    Information Services
      Group, Inc.* ..................        428            2,932
    InfoUSA, Inc. ...................        704            6,287
    Integral Systems, Inc. ..........         50            1,163
    Lionbridge Technologies,
      Inc.* .........................      1,044            3,706
    Mantech International
      Corp. - Class A* ..............        186            8,151
    MAXIMUS, Inc. ...................      1,391           53,707
    MPS Group, Inc.*.. ..............      5,632           61,614
    Ness Technologies, Inc.* ........        366            3,378
    Perot Systems Corp.* ............        735            9,922
    RightNow Technologies,
      Inc.* .........................        186            2,948
    SAIC, Inc.* .....................      1,092           21,971
    Sapient Corp.* ..................        860            7,577
    SI International, Inc.* .........        105            2,884
    SRA International, Inc. -
      Class A* ......................        469           13,812
    StarTek, Inc.* ..................         80              745
    Sykes Enterprises, Inc.* ........        380            6,840
    Syntel, Inc. ....................        316           12,172
    TNS, Inc. .......................        186            3,301
    Wright Express Corp.* ...........        631           22,394
                                                      -----------
                                                          390,811
                                                      -----------
   SEMICONDUCTORS & SEMICONDUCTOR
    EQUIPMENT -- 3.0%
    Actel Corp.* ....................        324            4,426
    Advanced Analogic
      Technologies, Inc.* ...........        480            5,414
    Advanced Energy
      Industries, Inc.* .............      1,263           16,520
    AMIS Holdings, Inc.* ............        728            7,295
    Amkor Technology, Inc.* .........      1,113            9,494
    ANADIGICS, Inc.*. ...............      8,575           99,213
    Asyst Technologies, Inc.* .......      1,177            3,837


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   SEMICONDUCTORS & SEMICONDUCTOR
    EQUIPMENT -- (CONTINUED)
    Atheros Communications,
      Inc.* .........................        574      $    17,530
    ATMI, Inc.* .....................        350           11,287
    Axcelis Technologies,
      Inc.* .........................        844            3,882
    Brooks Automation,
      Inc.* .........................        584            7,715
    Cabot Microelectronics
      Corp.* ........................      1,368           49,125
    Cavium Networks, Inc.* ..........        123            2,831
    Cirrus Logic, Inc.* .............        859            4,536
    Cohu, Inc. ......................        157            2,402
    Credence Systems Corp.* .........         90              218
    Cymer, Inc.* ....................        405           15,767
    Diodes, Inc.* ...................        306            9,201
    DSP Group, Inc.*.. ..............      4,344           52,997
    Eagle Test Systems, Inc.* .......         30              383
    Entegris, Inc.* .................        995            8,587
    Exar Corp.* .....................        431            3,435
    FEI Co.* ........................        403           10,006
    Formfactor, Inc.*. ..............        497           16,451
    Genesis Microchip, Inc.* ........        799            6,847
    Hittite Microwave Corp.* ........        207            9,886
    Ikanos Communications,
      Inc.* .........................        110              592
    IXYS Corp.* .....................        376            3,016
    Kulicke & Soffa
      Industries, Inc.* .............        528            3,622
    Lattice Semiconductor
      Corp.* ........................      1,033            3,357
    Mattson Technology,
      Inc.* .........................        554            4,742
    Micrel, Inc. ....................        614            5,188
    Microsemi Corp.*.. ..............        844           18,686
    Microtune, Inc.*.. ..............        607            3,964
    MIPS Technologies, Inc.* ........        482            2,391
    MKS Instruments, Inc.* ..........        534           10,221
    Monolithic Power
      Systems, Inc.* ................      1,764           37,873
    Netlogic Microsystems,
      Inc.* .........................        204            6,569
    Omnivision Technologies,
      Inc.* .........................      6,526          102,132
    ON Semiconductor
      Corp.* ........................      2,834           25,166
    PDF Solutions, Inc.* ............        401            3,613


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   SEMICONDUCTORS & SEMICONDUCTOR
    EQUIPMENT -- (CONTINUED)
    Pericom Semiconductor
      Corp.* ........................        258      $     4,825
    Photronics, Inc.*. ..............        555            6,921
    PLX Technology, Inc.* ...........        329            3,060
    PMC-Sierra, Inc.*. ..............      5,389           35,244
    RF Micro Devices, Inc.* .........      6,156           35,151
    Rudolph Technologies,
      Inc.* .........................        319            3,611
    Semitool, Inc.* .................        342            2,969
    Semtech Corp.* ..................        836           12,975
    Silcon Storage Technology,
      Inc.* .........................        220              658
    Silicon Image, Inc.* ............      1,204            5,442
    Sirf Technology Holdings,
      Inc.* .........................        619           15,555
    Skyworks Solutions,
      Inc.* .........................      1,432           12,172
    Spansion, Inc.* .................        902            3,545
    Standard Microsystems
      Corp.* ........................        206            8,048
    Supertex, Inc.* .................        922           28,849
    Techwell, Inc.* .................        279            3,072
    Tessera Techonologies,
      Inc.* .........................        505           21,008
    Trident Microsystems,
      Inc.* .........................      7,489           49,128
    TriQuint Semiconductor,
      Inc.* .........................      7,930           52,576
    Ultra Clean Holdings* ...........        220            2,684
    Ultratech, Inc.*.. ..............        353            4,003
    Varian Semiconductor
      Equipment Associates,
      Inc.* .........................      1,090           40,330
    Veeco Instruments, Inc.* ........        259            4,325
    Volterra Semiconductor
      Corp.* ........................        265            2,923
    Zoran Corp.* ....................      3,889           87,541
                                                      -----------
                                                        1,057,032
                                                      -----------
   SOFTWARE -- 4.4%
    ACI Worldwide, Inc.* ............        519            9,882
    Actuate Corp.* ..................        654            5,082
    Advent Software, Inc.* ..........        179            9,684
    Ansoft Corp.* ...................        175            4,524
    ANSYS, Inc.* ....................        879           36,443


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   SOFTWARE -- (CONTINUED)
    Aspen Technology, Inc.* .........      7,336      $   118,990
    Blackbaud, Inc. .................        474           13,291
    Blackboard, Inc.*. ..............        315           12,679
    Bladelogic, Inc.*. ..............        128            3,785
    Borland Software Corp.* .........        909            2,736
    Bottomline Technologies,
      Inc.* .........................        264            3,696
    Commvault Systems,
      Inc.* .........................        365            7,731
    Concur Technologies,
      Inc.* .........................        441           15,969
    Double-Take Software,
      Inc.* .........................        127            2,758
    Epicor Software Corp.* ..........        610            7,186
    EPIQ Systems, Inc.* .............        313            5,449
    eSpeed, Inc.* ...................        301            3,401
    FalconStor Software,
      Inc.* .........................        341            3,840
    i2 Technologies, Inc.* ..........        230            2,898
    Informatica Corp.* ..............      6,651          119,851
    Interactive Intelligence,
      Inc.* .........................      3,174           83,635
    InterVoice, Inc.*. ..............        412            3,292
    Jack Henry & Associates,
      Inc. ..........................      2,982           72,582
    JDA Software Group,
      Inc.* .........................        238            4,869
    Lawson Software, Inc.* ..........      1,035           10,598
    Macrovision Corp.* ..............        632           11,585
    Magma Design Automation,
      Inc.* .........................      4,489           54,811
    Manhattan Associates,
      Inc.* .........................        265            6,985
    Mentor Graphics Corp.* ..........      5,278           56,897
    MICROS Systems, Inc.* ...........      2,364          165,858
    MicroStrategy, Inc. -
      Class A* ......................        156           14,836
    Midway Games, Inc.* .............        330              911
    Monotype Imaging
      Holdings, Inc.* ...............        193            2,928
    MSC.Software Corp.* .............        348            4,520
    Net 1 UEPS Technologies,
      Inc.* .........................        434           12,742
    Nuance Communications,
      Inc.* .........................      1,415           26,432


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   SOFTWARE -- (CONTINUED)
    Parametric Technology
      Corp.* ........................      1,128      $    20,135
    Pegasystems, Inc.. ..............        180            2,147
    Progress Software Corp.* ........      3,515          118,385
    Quality Systems, Inc. ...........        235            7,165
    Quest Software, Inc.* ...........        931           17,168
    Radiant Systems, Inc.* ..........      3,453           59,495
    Renaissance Learning,
      Inc. ..........................        210            2,940
    Secure Computing
      Corp.* ........................        618            5,933
    Smith Micro Software,
      Inc.* .........................        337            2,854
    Solera Holdings, Inc.* ..........        265            6,567
    Sonic Solutions, Inc.* ..........      3,407           35,399
    SPSS, Inc.* .....................        219            7,864
    Sybase, Inc.* ...................      8,197          213,860
    Synchronoss Technologies,
      Inc.* .........................        206            7,301
    Take-Two Interactive
      Software, Inc.* ...............        819           15,111
    Taleo Corp. - Class A* ..........        185            5,509
    The Ultimate Software
      Group, Inc.* ..................        254            7,993
    THQ, Inc.* ......................        688           19,395
    TIBCO Software, Inc.* ...........      1,947           15,712
    Tyler Technologies, Inc.* .......        391            5,040
    Vasco Data Security
      International, Inc.*.. ........        294            8,208
    Wind River Systems,
      Inc.* .........................        783            6,992
                                                      -----------
                                                        1,514,529
                                                      -----------
   TOTAL INFORMATION TECHNOLOGY ................        6,052,789
                                                      -----------

 MATERIALS -- 5.1%
   CHEMICALS -- 2.3%
    A. Schulman, Inc.. ..............        365            7,866
    Albemarle Corp. .................        700           28,875
    American Vanguard
      Corp. .........................        222            3,852
    Arch Chemicals, Inc. ............        276           10,143
    Balchem Corp. ...................        184            4,118
    Calgon Carbon Corp.* ............        368            5,848
    CF Industries Holdings,
      Inc. ..........................        487           53,599
    Ferro Corp. .....................        521           10,800


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   CHEMICALS -- (CONTINUED)
    Flotek Industries, Inc.* ........        187      $     6,739
    Gentek, Inc.* ...................        101            2,956
    Georgia Gulf Corp. ..............        524            3,469
    H.B. Fuller Co. .................      3,325           74,646
    Hercules, Inc. ..................      1,189           23,007
    Innophos Holdings, Inc. .........        224            3,333
    Innospec, Inc. ..................        272            4,668
    Koppers Holdings, Inc. ..........      2,106           91,063
    Kronos Worldwide, Inc. ..........        370            6,457
    Landec Corp.* ...................        250            3,350
    LSB Industries, Inc.* ...........      1,033           29,151
    Minerals Technologies,
      Inc. ..........................        196           13,122
    NewMarket Corp. .................        186           10,358
    NL Industries, Inc. .............        790            9,030
    Olin Corp. ......................      1,014           19,601
    OM Group, Inc.* .................      2,531          145,634
    PolyOne Corp.* ..................      1,131            7,442
    Rockwood Holdings,
      Inc.* .........................        384           12,756
    Sensient Technologies
      Corp. .........................        562           15,893
    ShengdaTech, Inc.* ..............        640            9,248
    Spartech Corp. ..................        547            7,713
    Stepan Co. ......................         50            1,627
    Symvx Technologies,
      Inc.* .........................        545            4,186
    Terra Industries, Inc.* .........      3,006          143,567
    Tronox,  Inc. - Class B .........        425            3,676
    Valhi, Inc. .....................        310            4,941
    W.R. Grace & Co.*. ..............        692           18,117
    Zep, Inc. .......................        267            3,703
    Zoltek Cos., Inc.* ..............        275           11,789
                                                      -----------
                                                          816,343
                                                      -----------
   CONSTRUCTION MATERIALS -- 0.1%
    Headwaters, Inc.*. ..............        683            8,018
    Texas Industries, Inc. ..........        266           18,647
    US Concrete, Inc.* ..............        140              466
                                                      -----------
                                                           27,131
                                                      -----------
   CONTAINERS & PACKAGING -- 1.0%
    AEP Industries, Inc.* ...........         86            2,753
    AptarGroup, Inc. ................        715           29,251
    Bway Holding Co.*. ..............      6,400           62,400
    Chesapeake Corp. ................        661            3,430


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   CONTAINERS & PACKAGING -- (CONTINUED)
    Graphic Packaging
      Corp.* ........................        745      $     2,749
    Greif Corp. - Class A ...........      1,873          122,438
    Myers Industries, Inc. ..........        260            3,762
    Rock-Tenn Co. - Class A .........      2,153           54,708
    Silgan Holdings, Inc. ...........      1,431           74,326
                                                      -----------
                                                          355,817
                                                      -----------
   METALS & MINING -- 1.3%
    A.M. Castle & Co.. ..............        126            3,426
    AMCOL International
      Corp. .........................      1,953           70,367
    Apex Silver Mines, Ltd.* ........        634            9,662
    Brush Engineered
      Materials, Inc.* ..............        209            7,737
    Century Aluminum Co.* ...........        336           18,124
    Coeur d'Alene Mines
      Corp.* ........................      2,496           12,330
    Compass Minerals
      International, Inc. ...........        376           15,416
    Esmark, Inc.* ...................        100            1,413
    General Moly, Inc.* .............        510            5,952
    Haynes International,
      Inc.* .........................        118            8,201
    Hecla Mining Co.*. ..............      5,340           49,929
    Kaiser Aluminum Corp. ...........        385           30,600
    Metal Management, Inc. ..........        198            9,015
    Olympic Steel, Inc. .............        190            6,025
    Quanex Corp. ....................      2,439          126,584
    Royal Gold, Inc. ................        215            6,562
    RTI International Metals,
      Inc.* .........................        235           16,198
    Schnitzer Steel Industries,
      Inc. - Class A ................        206           14,241
    Stillwater Mining Co.* ..........        409            3,951
    Universal Stainless &
      Alloy* ........................         95            3,379
    US Gold Corp.* ..................        748            2,214
    Worthington Industries,
      Inc. ..........................      1,010           18,059
                                                      -----------
                                                          439,385
                                                      -----------
   PAPER & FOREST PRODUCTS -- 0.4%
    Abitibibowater Inc. .............        494           10,181
    Buckeye Technologies,
      Inc.* .........................        392            4,900
    Deltic Timber Corp. .............         99            5,097
    Glatfelter ......................      4,097           62,725


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   PAPER & FOREST PRODUCTS -- (CONTINUED)
    Mercer International,
      Inc.* .........................        461      $     3,610
    Neenah Paper, Inc. ..............        146            4,256
    Schweitzer-Mauduit
      International, Inc. ...........        194            5,027
    Wausau Paper Corp. ..............      5,311           47,746
                                                      -----------
                                                          143,542
                                                      -----------
   TOTAL MATERIALS .............................        1,782,218
                                                      -----------

 TELECOMMUNICATION SERVICES -- 0.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
    Alaska Communications
      Systems Group, Inc. ...........        465            6,975
    Atlantic Tele-Network,
      Inc. ..........................        134            4,526
    Cbeyond, Inc.* ..................        223            8,695
    Cincinnati Bell, Inc.* ..........      3,439           16,335
    Cogent Communications
      Group, Inc.* ..................        529           12,542
    Consolidated Communications
      Holdings, Inc. ................        381            7,582
    Fairpoint Communications,
      Inc. ..........................        551            7,174
    General Communication,
      Inc. - Class A* ...............        429            3,754
    Global Crossing, Ltd.* ..........        217            4,785
    Globalstar, Inc.*. ..............        314            2,512
    Golden Telecom, Inc.* ...........        177           17,868
    Hungarian Telephone &
      Cable* ........................         40              708
    IDT Corp. - Class B .............        606            5,121
    Iowa Telecommunications
      Services, Inc. ................        500            8,130
    North Pittsburgh
      Systems, Inc.* ................        133            3,018
    NTELOS Holdings
      Corp. .........................        316            9,382
    PAETEC Holdings
      Corp.* ........................        665            6,484
    Premiere Global
      Services, Inc.* ...............      2,632           39,085
    Shenandoah Telecom Co. ..........        184            4,412
    SureWest Communications .........        258            4,412
    Time Warner Telecom,
      Inc. - Class A* ...............      1,468           29,786
                                                      -----------
                                                          203,286
                                                      -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    Centennial Communications
      Corp.* ........................      1,903      $    17,679
    FiberTower Corp.*. ..............        230              524
    ICO Global Communications
      Holdings Ltd.* ................        952            3,027
    InPhonic, Inc.* .................        510                7
    iPCS, Inc. ......................        335           12,057
    Rural Cellular Corp.* ...........        107            4,717
    Syniverse Holdings, Inc.* .......      3,798           59,173
    USA Mobility, Inc.* .............      1,040           14,872
                                                      -----------
                                                          112,056
                                                      -----------
   TOTAL TELECOMMUNICATION SERVICES ............          315,342
                                                      -----------

 UTILITIES -- 2.0%
   ELECTRIC UTILITIES -- 1.1%
    ALLETE, Inc. ....................        416           16,465
    Central Vermont Public
      Service Corp. .................         74            2,282
    Cleco Corp. .....................        756           21,017
    El Paso Electric Co.* ...........        340            8,694
    Idacorp, Inc. ...................        617           21,731
    ITC Holdings Corp. ..............        498           28,097
    MGE Energy, Inc. ................      4,091          145,108
    NorthWestern Corp. ..............      1,395           41,152
    Otter Tail Corp. ................        375           12,975
    Portland General
      Electric Co. ..................        341            9,473
    The Empire District
      Electric Co. ..................        432            9,841
    UIL Holdings Corp. ..............        399           14,743
    Unisource Energy Corp. ..........        420           13,251
    Westar Energy, Inc. .............      1,182           30,661
                                                      -----------
                                                          375,490
                                                      -----------
   GAS UTILITIES -- 0.4%
    EnergySouth, Inc.. ..............         76            4,408
    New Jersey Resources
      Corp. .........................        299           14,956
    Nicor, Inc. .....................        647           27,400
    Northwest Natural
      Gas Co. .......................        330           16,058
    Ormat Technologies, Inc. ........        151            8,307
    Piedmont Natural
      Gas Co. .......................        882           23,073


                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
   GAS UTILITIES -- (CONTINUED)
    South Jersey Industries,
      Inc. ..........................        317      $    11,441
    Southern Union Co. ..............          1               28
    Southwest Gas Corp. .............        513           15,272
    The Laclede Group, Inc. .........        285            9,758
    WGL Holdings, Inc. ..............        596           19,525
                                                      -----------
                                                          150,226
                                                      -----------
   MULTI-UTILITIES -- 0.4%
    Aquila, Inc.* ...................      3,007           11,216
    Avista Corp. ....................        658           14,174
    Black Hills Corp.. ..............      1,569           69,193
    CH Energy Group, Inc. ...........        228           10,155
    PNM Resources, Inc. .............        978           20,978
                                                      -----------
                                                          125,716
                                                      -----------
   WATER UTILITIES -- 0.1%
    American States
      Water Co. .....................        194            7,310
    Cadiz, Inc.* ....................        212            4,452
    California Water Service
      Group .........................        230            8,514
    Consolidated Water
      Co Inc. .......................        148            3,728
    SJW Corp. .......................        158            5,478
    Southwest Water Co. .............        269            3,368
                                                      -----------
                                                           32,850
                                                      -----------
   TOTAL UTILITIES .............................          684,282
                                                      -----------
   TOTAL COMMON STOCK
      (COST $29,721,153) .......................       31,299,027
                                                      -----------

EXCHANGE-TRADED FUNDS -- 8.2%
    iShares Russell 2000
      Growth Index Fund
      (Cost $2,907,479) .............     34,475        2,877,973
                                                      -----------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER SMALL-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                         VALUE
                                        SHARES          (NOTE 2)
                                       --------       -----------
SHORT-TERM INVESTMENTS -- 1.9%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series ..........    330,862      $   330,862
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series ..........    330,861          330,861
                                                      -----------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $661,723) ..........................          661,723
                                                      -----------
   TOTAL INVESTMENTS -- 100.0%
      (COST $33,290,355)+ ......................       34,838,723
   LIABILITIES IN EXCESS
      OF OTHER ASSETS --(0.0)% .................          (12,659)
                                                      -----------
   NET ASSETS -- 100.0% ........................      $34,826,064
                                                      ===========







--------------
*  Non-income producing security.
+ The cost for Federal income tax purposes is $33,592,953. At December 31, 2007, net unrealized appreciation was $1,245,770. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,132,646, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,886,876.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
COMMON STOCK -- 95.9%
 ARGENTINA -- 0.1%
    Banco Macro SA - ADR ............        4,400     $      108,856
    BBVA Banco Frances
      SA - ADR ......................        4,500             33,930
    Cresud SA - ADR .................        8,100            161,190
    Grupo Financiero Galicia
      SA - ADR* .....................        8,600             65,188
    IRSA Inversiones y
      Representaciones SA -
      GDR* ..........................        3,700             53,872
    Petrobras Energia
      Participaciones SA -
      ADR ...........................       11,000            153,450
    Telecom Argentina SA -
      ADR* ..........................       22,452            499,557
    Transportadora de Gas del
      Sur SA - ADR* .................        7,500             44,775
                                                       --------------
   TOTAL ARGENTINA ...............................          1,120,818
                                                       --------------
 AUSTRALIA -- 4.9%
    Amcor, Ltd. ADR .................       10,891            263,562
    APN News & Media,
      Ltd. ..........................       10,100             46,736
    Australia & New Zealand
      Banking Group, Ltd. ...........       78,000          1,880,673
    Australia & New Zealand
      Banking Group,
      Ltd. - ADR ....................          720             86,472
    Australian Stock
      Exchange, Ltd. ................        2,264            120,268
    Bank of Queensland, Ltd. ........        5,971             93,322
    BHP Billiton, Ltd. ..............      503,907         17,760,123
    BlueScope Steel, Ltd. ...........      348,131          2,949,771
    Boral, Ltd. .....................       36,972            198,675
    Brambles Industries, Ltd. .......       22,267            225,429
    Caltex Australia, Ltd. ..........       59,499          1,011,946
    Challenger Financial
      Services Group ................      214,942            941,760
    Coca-Cola Amatil, Ltd. ..........       15,595            129,811
    Commonwealth Bank of
      Australia .....................       52,524          2,725,609
    Crown, Ltd.* ....................        5,459             64,469
    CSL, Ltd. .......................       27,476            877,194
    CSR, Ltd. .......................       52,062            141,710
    Db Rreef Trust ..................    1,317,435          2,313,542
    Downer Group of
      Australia .....................       17,982             84,945


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 AUSTRALIA -- (CONTINUED)
    Foster's Group, Ltd. ............      122,893     $      706,784
    Goodman Fielder, Ltd. ...........       28,000             46,589
    Harvey Norman Holdings,
      Ltd. ..........................      221,148          1,320,414
    Insurance Australia
      Group, Ltd. ...................       56,000            202,583
    John Fairfax Holdings,
      Ltd. ..........................       72,232            296,820
    Leighton Holdings, Ltd. .........       35,863          1,927,153
    Lend Lease Corp., Ltd. ..........       11,700            177,726
    Macquarie Airports ..............      416,517          1,481,174
    Metcash, Ltd. ...................       20,000             76,390
    MFS, Ltd. .......................       28,635            110,629
    Minara Resources, Ltd. ..........          624              3,413
    National Australia Bank,
      Ltd. ..........................       59,261          1,966,365
    Newcrest Mining, Ltd. ...........       53,738          1,561,808
    Oil Search, Ltd. ................       46,138            196,480
    OneSteel, Ltd. ..................       17,836             96,314
    Origin Energy, Ltd. .............       65,786            511,205
    Publishing &
      Broadcasting, Ltd. ............        5,459             20,132
    Qantas Airways, Ltd. ............      416,172          1,987,879
    QBE Insurance Group,
      Ltd. ..........................       32,016            937,240
    Rio Tinto, Ltd. .................       18,171          2,137,174
    Santos, Ltd. ....................      298,239          3,697,578
    Seven Network, Ltd. .............        7,999             90,112
    Sims Group, Ltd. ................        5,712            134,664
    Tabcorp Holdings, Ltd. ..........       29,546            383,435
    Washington H. Soul
      Pattinson & Co., Ltd.. ........        5,543             44,582
    Woodside Petroleum, Ltd. ........        7,606            336,526
    Woolworths, Ltd. ................       46,948          1,401,156
                                                       --------------
   TOTAL AUSTRALIA ...............................         53,768,342
                                                       --------------
 AUSTRIA -- 1.1%
    Erste Bank der oesterreichischen
      Sparkassen AG .................       11,431            810,567
    Flughafen Wien AG ...............        1,368            158,007
    Immoeast AG* ....................       51,080            550,404
    Oesterreichische
      Elektrizitaetswirtschafts
      AG - Class A ..................        3,235            226,460
    OMV AG ..........................       92,448          7,490,779


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 AUSTRIA -- (CONTINUED)
    Raiffeisen International
      Bank-Holding AG ...............        9,236     $    1,398,964
    Telekom Austria AG ..............        9,996            278,117
    Voestalpine AG ..................        9,057            654,807
    Wiener Staedtische
      Allgemeine
      Verischerung AG ...............        5,351            430,289
    Wienerberger AG .................        8,238            456,844
                                                       --------------
   TOTAL AUSTRIA .................................         12,455,238
                                                       --------------
 BELGIUM -- 1.4%
    Ackermans & Van
      Haaren ........................          905             88,652
    Colruyt NV ......................          624            146,911
    Delhaize Group ..................       36,664          3,227,002
    Delhaize Group - ADR ............        2,700            233,820
    Dexia ...........................      214,656          5,407,434
    Fortis ..........................        3,087             81,286
    Groupe Bruxelles
      Lambert SA ....................          714             91,728
    KBC Ancora ......................        7,273            824,097
    KBC Bancassurance
      Holding NV ....................       24,978          3,513,142
    Solvay SA .......................        7,437          1,040,573
    UCB SA ..........................        4,000            181,411
                                                       --------------
   TOTAL BELGIUM .................................         14,836,056
                                                       --------------
 BERMUDA -- 0.1%
    Central European Media
      Enterprises Ltd.
      Class A* ......................        2,141            247,934
    Central European Media
      Enterprises, Ltd.
      Class A* ......................        1,753            203,313
    Credicorp, Ltd. .................        2,100            160,230
    Invesco, Ltd. ...................       20,608            646,679
                                                       --------------
   TOTAL BERMUDA .................................          1,258,156
                                                       --------------
 BOTSWANA -- 0.0%
    First National Bank of
      Botswana ......................       66,200             29,608
    Sechaba Breweries, Ltd. .........       43,703            123,070
                                                       --------------
   TOTAL BOTSWANA ................................            152,678
                                                       --------------
 BRAZIL -- 0.9%
    All America Latina
      Logistica SA ..................        4,600             59,541


                                                               VALUE
                                            SHARES            (NOTE 2)
                                           --------         ------------

 BRAZIL -- (CONTINUED)
    American Banknote SA ............        2,600     $       23,371
    Aracruz Celulose SA,
      ADR ...........................        2,968            220,671
    B2W Companhia
      Global Do Varejo ..............        1,500             59,831
    Banco Bradesco SA. ..............        5,000            144,663
    Banco do Brazil SA ..............       35,600            608,000
    Bovespa Holding SA ..............       12,953            249,600
    Brasil Telecom
      Participacoes SA ..............        1,200             31,348
    Centrais Eletricas
      Brasileiras SA -
      ELETROBRAS ....................        3,400             45,709
    Cia de Concessoes
      Rodoviarias ...................        2,100             32,444
    Cia de Saneamento
      Basico do Estado
      de Sao Paulo ..................       15,700            362,776
    Cia De Transmissao
      De Energia Eletrica
      Paulista ......................       13,500            293,511
    Cia Energetica
      de Minas Gerais ...............        1,400             26,576
    Cia Siderurgica
      Nacional SA ...................        5,433            484,573
    Cia Vale do Rio Doce ............       16,800            559,780
    CPFL Energia SA .................        1,500             28,374
    Cyrela Brazil Realty SA .........        7,700            104,685
    Cyrela Commercial
      Properties SA
      Empreendimentos
      e Patricipacoes* ..............        1,540             10,391
    EDP - Energias do
      Brasil SA .....................        1,500             24,354
    Empresa Brasileira
      de Aeronautica SA .............       23,000            260,365
    Localiza Rent A Car SA ..........        2,700             28,653
    Lojas Renner SA .................       16,300            329,663
    Lupatech SA .....................        1,200             40,449
    Natura Cosmeticos SA ............        4,800             45,843
    Perdigao SA .....................        3,600             89,515
    Petroleo Brasileiro SA ..........       17,200          1,185,870
    Petroleo Brasileiro SA ..........       27,210          3,135,680
    Souza Cruz SA ...................       11,100            300,573
    Tam SA ..........................       65,000             83,045


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 BRAZIL -- (CONTINUED)
    Tele Norte Leste
      Participacoes SA ..............        1,100     $       36,183
    Telecomunicacoes
      de Sao Paulo SA ...............        1,000             26,124
    Tim Participacoes SA ............        5,300             25,011
    Totvs SA ........................        1,000             33,146
    Tractebel Energia SA ............        2,700             32,309
    Unibanco - Uniao De
      Bancos Brasileiros SA .........       17,600            244,521
    Usinas Siderurgicas de
      Minas Gerais SA ...............          750             34,972
    Votorantim Celulose
      E Papel SA ....................        8,699            259,317
    Weg SA ..........................        9,000            127,416
                                                       --------------
   TOTAL BRAZIL ..................................          9,688,853
                                                       --------------
 BULGARIA -- 0.1%
    Albena AD .......................        1,830            162,481
    Bulgarian American Credit
      Bank JSCO .....................        2,600            154,818
    Central Cooperative
      Bank AD* ......................       20,482            162,594
    Doverie Holding AD* .............       10,350            110,401
    Petrol AD .......................       24,750             97,683
    Sopharma AD .....................       14,000             93,871
                                                       --------------
   TOTAL BULGARIA ................................            781,848
                                                       --------------
 CANADA -- 2.0%
    Aspreva Pharmaceuticals
      Corp. .........................        3,300             85,800
    Astral Media, Inc. ..............        1,900             89,056
    Bank of Montreal.. ..............       11,840            680,685
    Bank of Nova Scotia .............       22,800          1,162,235
    Barrick Gold Corp. ..............       12,800            545,098
    Biovail Corp. ...................       15,800            210,677
    Cameco Corp. ....................        9,218            370,513
    Canadian Imperial
      Bank of Commerce ..............        9,100            656,211
    Canadian Natural
      Resources Ltd. ................        1,161             85,380
    Canadian Pacific
      Railway, Ltd. .................        5,000            329,297
    Canadian Tire Corp., Ltd. .......          400             29,801
    CGI Group, Inc.* ................       15,800            183,782
    Empire Co., Ltd.
      Class A .......................        1,800             77,967


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 CANADA -- (CONTINUED)
    Fairfax Financial
      Holdings, Ltd. ................        1,100     $      318,503
    George Weston, Ltd. .............        1,900            104,111
    Goldcorp, Inc. ..................       26,300            908,688
    Imperial Oil, Ltd. ..............        5,344            299,160
    Industrial Alliance
      Insurance and Financial
      Services, Inc. ................        3,700            160,042
    Ivanhoe Mines, Ltd.* ............       70,279            773,322
    Jean Coutu Group
      PJC, Inc. .....................        3,100             35,336
    Loblaw Cos., Ltd. ...............        2,900            100,109
    Lundin Mining Corp.* ............       14,400            138,317
    Magna International, Inc.
      Class A .......................        9,000            728,882
    Manitoba Telecom
      Services, Inc. ................        1,400             64,897
    Manulife Financial Corp. ........       46,800          1,901,495
    MDS, Inc.* ......................        7,800            148,421
    Metro, Inc. Class A .............        4,300            115,892
    National Bank of Canada .........        6,600            346,802
    OPTI Canada, Inc. ...............        5,107             87,967
    Potash Corp. of
      Saskatchewan, Inc. ............       16,595          2,381,091
    Power Corp. of Canada ...........       11,600            466,727
    Quebecor, Inc. Class B ..........        1,500             55,854
    Research in Motion,
      Ltd.* .........................       15,277          1,732,412
    Rona, Inc.* .....................        6,900            120,109
    Sherritt International
      Corp. .........................       26,300            359,212
    Sun Life Financial, Inc. ........       38,200          2,151,230
    Suncor Energy, Inc. .............        6,754            741,746
    Talisman Energy, Inc. ...........        9,156            170,049
    Teck Cominco, Ltd. ..............       57,800          2,111,827
    TransCanada Corp. ...............       21,827            890,374
    UTS Energy Corp.* ...............       14,987             81,392
                                                       --------------
   TOTAL CANADA ..................................         22,000,469
                                                       --------------
 CAYMAN ISLANDS -- 0.0%
    Tingyi Cayman Islands
      Holding Corp ..................      178,000            287,634
                                                       --------------
   TOTAL CAYMAN ISLANDS ..........................            287,634
                                                       --------------
 CHILE -- 0.3%
    AFP Providia SA - ADR ...........        1,100             40,953
    Almendral SA ....................      364,200             39,130


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 CHILE -- (CONTINUED)
    Antarchile SA ...................        6,500     $      150,115
    Banco de Chile.. ................    1,330,600            107,688
    Banco de Credito e
      Inversiones ...................        4,700            141,109
    Banco Santander
      Chile SA ......................      876,218             43,111
    Banco Santander
      Chile SA ADR ..................        2,500            127,475
    Banmedica SA ....................       31,400             42,879
    CAP SA ..........................        3,500             95,873
    Centros Comerciales
      Sudamericanos SA ..............       35,000            140,858
    Cia Cervecerias
     Unidas SA ......................        1,000             35,760
    Cia Cervecerias Unidas
      SA - ADR ......................       24,613            172,259
    Cia de Telecomunicaciones
      de Chile SA Class A. ..........       18,600             35,485
    Cia General de
      Electricidad ..................       10,200             80,912
    Cia Sudamericana
      de Vapores SA* ................       15,600             34,148
    Colbun SA .......................      195,500             40,243
    Corpbanca SA ....................    9,143,800             63,352
    Distribucion Y Servicio
      D&S SA - ADR ..................        1,800             54,558
    Empresa Nacional
      de Electricidad SA.. ..........       31,376            181,285
    Empresa Nacional
      de Telecomunicaciones
      SA ............................        3,400             53,122
    Empresas CMPC SA ................        4,100            154,795
    Empresas Copec SA ...............       19,000            339,592
    Enersis SA ADR ..................      119,655            183,078
    Enersur SA ......................        8,900             45,451
    Grupo Security SA ...............      113,300             44,141
    Inversiones Aguas
      Metropolitanas SA .............       32,900             39,643
    La Polar SA .....................        6,400             42,028
    Lan Airlines SA .................        5,300             74,633
    Madeco SA .......................      710,800             82,050
    Masisa SA - ADR .................        2,500             25,275
    Parque Arauco SA ................       45,700             53,689
    Quinenco SA .....................       46,800             95,874
    SACI Falabella.. ................       57,800            280,904


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 CHILE -- (CONTINUED)
    Sociedad Matriz Banco
      de Chile Class A ..............      512,800     $       61,789
    Sociedad Quimica y
      Minera de Chile
      SA ADR ........................        1,557            275,200
    Vina Concha y Toro
      SA - ADR ......................        1,100             46,728
                                                       --------------
   TOTAL CHILE ...................................          3,525,185
                                                       --------------
 CHINA -- 0.8%
    Air China, Ltd. .................       46,000             68,551
    Angang Steel Co., Ltd. ..........      119,560            327,366
    Anhui Conch Cement
      Co, Ltd. ......................        8,000             69,613
    Baidu.Com - ADR* ................          400            156,156
    Bank of China, Ltd. .............      241,000            116,831
    Bank of Communications
      Co., Ltd. .....................       48,000             66,976
    BYD Electronic
      International Co. Ltd.* .......      284,000            549,978
    China Coal Energy Co. ...........       28,000             87,978
    China Communications
      Construction Co., Ltd. ........       78,000            204,568
    China Construction
      Bank Corp. ....................    1,319,000          1,118,141
    China Huiyuan Juice
      Group, Ltd.* ..................       29,000             30,349
    China International Marine
      Containers Co., Ltd. ..........       39,000             72,374
    China Merchants Bank
      Co., Ltd. .....................      126,500            516,714
    China National Building
      Material Co., Ltd. ............       52,000            200,400
    China Shenhua Energy
      Co., Ltd. .....................       31,000            185,267
    China Shipping
      Development Co.,
      Ltd. ..........................      112,000            295,893
    China Southern Airlines
      Co., Ltd.* ....................       54,000             71,193
    China Telecom Corp.,
      Ltd. ..........................      166,000            131,993
    China Vanke Co., Ltd. ...........       55,000            142,836
    China Yurun Food
      Group, Ltd. ...................       31,000             51,604
    Chongqing Changan
      Automobile Co., Ltd. ..........       41,000             43,643


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 CHINA -- (CONTINUED)
    Ctrip.com International,
      Ltd. - ADR ....................        2,000     $      114,940
    Datang International
      Power Generation
      Co., Ltd. .....................      336,000            299,915
    Focus Media Holding,
      Ltd. - ADR* ...................        2,000            113,620
    FU JI Food and Catering
      Services Holdings,
      Ltd. ..........................       10,000             23,085
    Harbin Power Equipment
      Co., Ltd. .....................       24,000             76,949
    Huaneng Power
      International, Inc. ...........       52,000             54,752
    Industrial & Commercial
      Bank of China .................    1,522,000          1,093,082
    Maanshan Iron & Steel ...........       46,000             30,500
    Netease.com - ADR* ..............        2,000             37,920
    Parkson Retail Group,
      Ltd. ..........................       15,000            180,733
    Ping An Insurance Group
      Co. of China, Ltd. ............       40,500            434,741
    Semiconductor
      Manufacturing
      International Corp.* ..........      386,000             40,593
    Shanghai Electric
      Group Co., Ltd. ...............       90,000             76,179
    Shanghai Haixin
      Group Co.* ....................       51,000             51,153
    Shanghai Zhenhua Port
      Machinery Co. .................       48,000            134,304
    Shimao Property
      Holdings, Ltd. ................       16,000             40,834
    Sina Corp./China* ...............        1,000             44,310
    Sinopec Shanghai
      Petrochemical Co.,
      Ltd. ..........................       54,000             33,311
    Suntech Power Holdings
      Co., Ltd. ADR* ................        1,000             82,320
    Tencent Holdings, Ltd. ..........       56,000            424,090
    Tsingtao Brewery Co.,
      Ltd. ..........................       18,000             60,482
    Weichai Power Co.,
      Ltd. ..........................       42,000            306,487
    Yantai Changyu Pioneer
      Wine Co. ......................        7,000             52,517
    Yanzhou Coal Mining
      Co., Ltd. .....................       22,000             43,620


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 CHINA -- (CONTINUED)
    Zhejiang Expressway
      Co., Ltd. .....................      284,000     $      454,552
    Zijin Mining Group Co.,
      Ltd. ..........................       60,000             93,108
    ZTE Corp. .......................       16,000             86,183
                                                       --------------
   TOTAL CHINA ...................................          8,992,704
                                                       --------------
 COLOMBIA -- 0.0%
    BanColombia S.A. -
      ADR ...........................        8,834            300,533
                                                       --------------
   TOTAL COLOMBIA ................................            300,533
                                                       --------------
 CROATIA -- 0.1%
    Atlantska Plovidba DD ...........          400            281,498
    Dalekovod DD ....................          100             33,889
    Ericsson Nikola Tesla ...........          200            136,364
    INA Industrija Nafte DD .........          300            166,627
    Koncar-Elektroindustrija
      DD* ...........................          200             49,442
    Podravka DD .....................        1,000            101,675
    Tankerska Plovidba DD ...........           40             56,619
                                                       --------------
   TOTAL CROATIA .................................            826,114
                                                       --------------
 CZECH REPUBLIC -- 0.8%
    CEZ AS ..........................       26,906          2,015,054
    Komercni Banka AS. ..............       21,380          5,138,649
    Philip Morris CR AS .............          170             74,156
    Telefonica 02 Czech
      Republic AS ...................       13,200            395,431
    Unipetrol .......................       32,000            594,036
    Zentiva NV ......................        6,600            352,753
                                                       --------------
   TOTAL CZECH REPUBLIC ..........................          8,570,079
                                                       --------------
 DENMARK -- 0.7%
    Aktieselskabet
      Dampskibsselskabet
      TORM ..........................        1,400             49,137
    Alk-Abello A/S ..................          676             79,529
    AP Moeller - Maersk A/S
      Class B .......................          189          2,015,980
    Carlsberg A/S Class B ...........          683             82,629
    Danisco A/S .....................        8,800            623,758
    Danske Bank A/S .................       18,600            728,493
    FLSmith & Co. A/S. ..............        2,239            229,166
    GN Store Nord* ..................        6,600             51,894
    Jyske Bank A/S* .................        1,300            102,469


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 DENMARK -- (CONTINUED)
    Novo Nordisk A/S -
      Class B .......................       25,807     $    1,695,149
    Topdanmark A/S* .................          450             64,764
    Vestas Wind Systems
      A/S* ..........................       12,834          1,389,078
                                                       --------------
   TOTAL DENMARK .................................          7,112,046
                                                       --------------
 EGYPT -- 0.2%
    Alexandria Mineral
      Oils Co. ......................        4,000             56,872
    Arab Cotton Ginning .............       32,000             50,701
    Commercial International
      Bank ..........................        8,300            138,081
    Egypt Kuwait Holding
      Co. ...........................       27,500             67,100
    Egyptian Co. for Mobile
      Services ......................        1,400             51,995
    Egyptian Financial &
      Industrial Co. ................        1,700             49,987
    Egyptian Financial
      Group-Hermes
      Holding .......................       12,600            150,686
    Egyptian International
      Pharmaceutical
      Industrial Co. ................        7,900             46,716
    El Ezz Aldekhela Steel -
      Alexandria ....................          350             67,727
    El Ezz Steel Co. ................        5,000             60,186
    El Sewedy Cables
      Holding Co.* ..................        3,300             71,207
    El Watany Bank of Egypt .........        4,100             52,244
    Misr Cement Co. .................        2,600             37,042
    National Societe General
      Bank* .........................        4,500             37,444
    Olympic Group Financial
      Investments ...................        7,000             94,996
    Orascom Construction
      Industries ....................        5,628            583,792
    Orascom Hotels &
      Development* ..................        9,600            143,036
    Orascom Telecom
      Holding SAE ...................       20,900            346,145
    Oriental Weavers.. ..............        3,500             33,514
    Sidi Kerir Petrochemicals
      Co. ...........................       23,000             87,101
    Telecom Egypt ...................       14,700             56,202
                                                       --------------
   TOTAL EGYPT ...................................          2,282,774
                                                       --------------


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 ESTONIA -- 0.1%
    AS Eesti Ehitus .................       12,000     $       85,968
    AS Tallinna Vesi.. ..............        2,900             54,950
    Baltika AS ......................        7,000             39,914
    Eesti Telekom ...................        5,700             65,003
    Merko Ehitus ....................        4,300             81,729
    Olympic Entertainment
      Group AS ......................       14,600             74,711
    Tallink Group, Ltd.* ............      119,500            183,451
    Tallinna Kaubamaja AS ...........        3,200             36,493
                                                       --------------
   TOTAL ESTONIA .................................            622,219
                                                       --------------
 FINLAND -- 1.5%
    Elisa Oyj - Class A .............       32,728          1,004,851
    Fortum Oyj ......................       26,139          1,177,453
    Kemira Oyj ......................        5,400            113,689
    Kesko Oyj - Class B .............        3,836            211,550
    Metso Corp. .....................        1,272             69,424
    Nokia Oyj .......................      257,183          9,971,919
    Nokian Renkaat Oyj ..............        6,153            216,354
    OKO Bank PLC Class A ............        8,735            166,917
    Orion Oyj Class B ...............       43,897          1,028,801
    Outokumpu Oyj ...................        8,739            270,998
    Outotec Oyj .....................        3,911            215,000
    Ramirent Oyj ....................        9,251            151,891
    Sampo Oyj - Class A .............       15,589            412,078
    Sanomawsoy Oyj ..................        8,295            238,067
    Stora Enso Oyj ADR ..............       25,900            380,730
    UPM-Kymmene Oyj
      ADR ...........................       12,913            258,260
    Wartsila Oyj - Class B ..........        4,502            342,865
    YIT Oyj .........................       21,611            473,630
                                                       --------------
   TOTAL FINLAND .................................         16,704,477
                                                       --------------
 FRANCE -- 6.9%
    Accor SA ........................        1,046             83,653
    Aeroports de Paris ..............        8,124            831,440
    Air France ......................      136,458          4,798,185
    Alstom ..........................        3,042            653,792
    Atos Origin SA* .................        3,056            157,945
    AXA SA ADR ......................       72,108          2,863,409
    BNP Paribas SA ..................       70,637          7,665,070
    Bouygues SA .....................       23,122          1,926,918
    Bureau Veritas SA* ..............        1,639             97,050
    Cap Gemini SA ...................       13,347            839,103
    Casino Guichard-
      Perrachon SA ..................        2,023            220,026
    Christian Dior SA ...............        4,756            625,122
    CNP Assurances ..................        4,813            626,210


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 FRANCE -- (CONTINUED)
    Compagnie de
      Saint-Gobain ..................       29,483     $    2,779,886
    EDF Energies Nouvelles
      SA ............................          479             33,412
    Electricite de France ...........       12,614          1,502,681
    Eurazeo .........................        1,633            209,506
    European Aeronautic
      Defence and Space
      Co. NV ........................       11,500            367,041
    France Telecom SA ...............      246,882          8,886,698
    Groupe Danone ...................        1,255            112,661
    Hermes International ............          818            103,379
    JC Decaux SA ....................        4,712            185,319
    L'Air Liquide SA.. ..............        6,348            944,724
    Lafarge SA ......................        8,303          1,511,358
    Lagardere SCA ...................        5,632            422,336
    Legrand SA ......................       64,496          2,201,824
    LVMH Moet Hennessy
      Louis Vuitton SA ..............       12,364          1,494,591
    M6 Metropole Television .........        2,743             72,187
    Neuf Cegetel ....................        2,002            101,275
    Nexans SA .......................        1,121            140,131
    Nexity ..........................          917             41,964
    Pernod-Ricard SA.. ..............        1,605            370,997
    Pinault-Printemps-Redoute
      SA ............................        7,592          1,220,989
    PSA Peugeot Citroen .............       56,996          4,320,720
    Remy Cointreau SA ...............        1,076             76,723
    Renault SA ......................       11,756          1,667,397
    Safran SA .......................        7,753            159,034
    Sanofi-Aventis SA ...............       76,558          7,049,465
    SCOR SE .........................        6,160            157,609
    Societe BIC SA ..................       11,424            818,422
    Societe Generale.. ..............       14,202          2,054,189
    Societe Television
      Francaise 1 ...................        8,936            239,088
    Sodexho Alliance SA .............        1,030             63,248
    Suez SA .........................       16,942          1,153,543
    Technip SA ......................          932             74,264
    Thomson .........................        8,068            114,774
    Total SA ........................       35,407          2,941,912
    Veolia Environnement ............        3,842            350,795
    Vinci SA ........................        8,231            609,530
    Vivendi Universal SA ............      215,145          9,870,682
    Wendel ..........................          457             66,108
                                                       --------------
   TOTAL FRANCE ..................................         75,878,385
                                                       --------------


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 GERMANY -- 8.6%
    Adidas-Salomon AG ...............       22,568     $    1,691,354
    Allianz AG ......................       20,749          4,488,230
    Altana AG .......................        3,019             73,492
    AMB Generali Holding
      AG ............................          320             49,944
    Arcandor AG .....................        5,615            133,321
    BASF AG .........................       71,594         10,615,009
    Bayer AG ........................        7,371            673,873
    Bayerische Motoren
      Werke (BMW) AG ................       14,281            884,250
    Beiersdorf AG ...................        7,009            543,119
    Bilfinger Berger AG .............        1,030             79,482
    Celesio AG ......................        3,730            231,772
    Commerzbank AG ..................       51,679          1,984,137
    Continental AG ..................          674             87,693
    DaimlerChrysler AG ..............       19,452          1,891,250
    DaimlerChrysler AG
      ADR ...........................       27,900          2,668,077
    Deutsche Bank AG ADR ............       19,642          2,541,871
    Deutsche Boerse AG ..............       12,242          2,429,714
    Deutsche Lufthansa AG ...........      374,655          9,980,283
    Deutsche Post AG ................        3,006            103,325
    Deutsche Postbank AG ............        2,463            218,763
    Deutsche Telekom AG .............      151,512          3,327,208
    E.On AG .........................       43,254          9,207,056
    E.On AG ADR .....................       59,524          4,187,513
    Epcos AG ........................        2,383             41,356
    Fraport AG Frankfurt
      Airport Services
      Worldwide .....................       22,898          1,803,464
    Fresenius AG ....................       10,000            818,749
    Fresenius Medical Care
      AG ............................       15,373            824,649
    Hamburger Hafen Und
      Logistik AG* ..................        2,025            180,600
    Hannover Rueckversicherungs
      AG ............................        2,674            123,346
    Henkel AG .......................        6,016            307,410
    Hochtief AG .....................          557             74,921
    Hypo Real Estate Holding
      AG ............................        1,686             88,987
    Infineon Technologies
      AG* ...........................       34,871            411,435
    IVG Immobilien AG ...............        8,965            309,070
    Linde AG ........................        5,240            692,951
    MAN AG ..........................       50,970          8,480,468
    Merck KGaA ......................        1,322            170,669



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 GERMANY -- (CONTINUED)
    MTU Aero Engines
      Holding AG ....................        1,256     $       73,454
    Muenchener
      Rueckversicherungs-
      Gesellschaft AG ...............       35,978          6,992,873
    Norddeutsche Affinerie
      AG ............................       14,916            581,619
    Praktiker Bau-und
      Heimwerkermaerkte
      Holding AG ....................        1,954             58,280
    Rheinmetall AG ..................        1,111             88,332
    Rhoen-Klinkum AG.. ..............       20,531            647,775
    RWE AG ..........................        1,916            268,924
    Salzgitter AG ...................        6,914          1,031,586
    Siemens AG ......................       15,566          2,477,469
    ThyssenKrupp AG .................       72,888          4,086,809
    Tognum AG* ......................        1,850             55,746
    United Internet AG ..............        8,076            196,595
    Volkswagen AG ...................       16,737          3,819,825
    Wacker Chemie AG.. ..............        2,450            708,167
                                                       --------------
   TOTAL GERMANY .................................         93,506,265
                                                       --------------
 GHANA -- 0.0%
    Aluworks Ghana, Ltd. ............      232,000            170,201
    Ghana Commercial
      Bank, Ltd. ....................       42,096             43,279
                                                       --------------
   TOTAL GHANA ...................................            213,480
                                                       --------------
 GREECE -- 0.6%
    Alpha Bank AE ...................       22,133            805,754
    Bank of Cyprus, Ltd. ............       69,692          1,273,667
    Coca-Cola Hellenic
      Bottling Co. SA ...............       40,089          1,734,922
    EFG Eurobank Ergasias ...........        3,091            108,822
    Hellenic Petroleum SA ...........       18,193            300,038
    Hellenic Telecommunications
      \Organization SA ..............       34,759          1,280,651
    Marfin Investment
      Group SA ......................       36,703            318,751
    National Bank of
      Greece SA .....................        4,660            320,083
    Public Power Corp. SA ...........        9,884            520,233
    Viohalco, Hellenic
      Copper & Aluminum
      Industry SA ...................        3,311             48,118
                                                       --------------
   TOTAL GREECE ..................................          6,711,039
                                                       --------------


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 HONG KONG -- 3.5%
    Agile Property
      Holdings, Ltd. ................       26,000     $       47,349
    Aluminum Corp. of
      China .........................       38,000             78,462
    ASM Pacific Technology,
      Ltd. ..........................       42,500            312,588
    Beijing Capital
      International Airport
      Co., Ltd. .....................      691,574          1,174,294
    Beijing Enterprises
      Holdings ......................       64,000            304,101
    BOC Hong Kong, Ltd. .............       52,500            147,116
    Cathay Pacific Airways,
      Ltd. ..........................      130,000            340,113
    Chaoda Modern
      Agriculture ...................       60,750             55,005
    Cheung Kong Infrastructure
      Holdings, Ltd. ................       10,000             37,384
    Cheung Kong, Ltd.. ..............       58,000          1,072,614
    China Agri-Industries
      Holdings Ltd.* ................       51,000             34,142
    China Cosco Holdings
      Co., Ltd. .....................       98,500            272,229
    China Infrastructure
      Machinery Holdings,
      Ltd. ..........................       16,000             25,321
    China Life Insurance
      Co., Ltd. .....................      158,000            817,619
    China Mengniu Dairy
      Co., Ltd. .....................       26,000             95,365
    China Merchants Holdings
      International Co., Ltd. .......      223,075          1,387,531
    China Mobile, Ltd. ..............      223,998          3,961,490
    China Netcom Group
      Corp. Hong Kong,
      Ltd. ..........................       19,000             57,141
    China Overseas Land &
      Investment, Ltd. ..............       30,000             62,021
    China Petroleum and
      Chemical Corp. ................      200,000            302,152
    China Resources Power
      Holdings Co. ..................       90,000            311,065
    China Resources, Ltd. ...........       32,000            137,482
    China Travel International
      Investment Hong
      Kong, Ltd. ....................       90,000             59,328
    China Unicom, Ltd. ..............       38,000             87,234


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 HONG KONG -- (CONTINUED)
    Chinese Estates Holdings,
      Ltd. ..........................       48,000     $       87,168
    Citic Pacific, Ltd. .............       47,000            262,504
    CLP Holdings, Ltd. ..............       19,500            133,169
    CNOOC, Ltd. .....................      873,000          1,486,834
    Cosco Pacific, Ltd. .............       16,000             42,681
    Dah Sing Financial
      Holdings, Ltd. ................        6,000             59,327
    Denway Motors, Ltd. .............      140,000             89,953
    Dongfeng Motor Group
      Co., Ltd. .....................       90,000             63,483
    Enerchina Holdings,
      Ltd.* .........................      102,700              4,807
    Esprit Holdings, Ltd. ...........      173,500          2,581,117
    Galaxy Entertainment
      Group, Ltd.* ..................      140,035            131,641
    Gome Electrical
      Appliances ....................      318,961            809,940
    Guangzhou R&F Properties
      Co., Ltd. .....................       12,800             45,636
    Guangzhou Shipyard
      International Co.,
      Ltd.* .........................       10,000             56,686
    Hang Lung Group, Ltd. ...........      182,000            994,331
    Hang Lung Properties,
      Ltd. ..........................       30,000            135,815
    Henderson Land
      Development Co.,
      Ltd. ..........................       34,000            320,273
    Hengan International
      Group Co., Ltd. ...............       59,947            269,083
    Hong Kong Exchanges &
      Clearing, Ltd. ................      303,000          8,595,634
    Hongkong Electric, Ltd. .........       50,500            290,472
    Hopewell Holdings ...............       65,000            300,100
    Hutchinson Whampoa,
      Ltd. ..........................       81,000            918,826
    Hutchison Telecommunications
      International, Ltd. ...........       67,797            101,903
    Jiangxi Copper Co., Ltd. ........       20,000             49,093
    Kerry Properties Ltd. ...........        5,500             44,191
    Kingboard Chemicals
      Holdings, Ltd. ................       91,500            544,489
    Lenovo Group Ltd.. ..............       88,000             79,114
    Li & Fung, Ltd. .................       14,000             56,557
    Li Ning Co., Ltd.. ..............       22,000             81,963
    Melco International
      Development, Ltd. .............      241,587            363,121


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 HONG KONG -- (CONTINUED)
    Melco PBL Entertainment
      (Macau), Ltd. ADR* ............       12,691     $      146,708
    Minmetals Resources,
      Ltd. ..........................      132,000             72,116
    MTR Corp. .......................       70,516            259,549
    New World China Land,
      Ltd. ..........................       62,400             56,019
    New World Development
      Co., Ltd. .....................       92,000            326,237
    Nine Dragons Paper
      Holdings, Ltd. ................       16,000             40,465
    Noble Group, Ltd.. ..............       45,000             75,967
    Orient Overseas
      International, Ltd. ...........       53,500            395,895
    Pacific Basin Shipping,
      Ltd. ..........................      155,000            250,071
    Peace Mark Holdings,
      Ltd. ..........................      118,000            190,074
    PetroChina Co. Ltd. .............      628,000          1,119,501
    Ports Design, Ltd. ..............       12,000             41,860
    Shanghai Industrial
      Holdings, Ltd. ................       14,000             61,046
    Shenzhen Investment,
      Ltd. ..........................      588,000            420,786
    Shougang Concord
      International Enterprises
      Co., Ltd. .....................      534,000            218,465
    Shun Tak Holdings,
      Ltd. ..........................      648,869          1,020,229
    Sinolink Worldwide
      Holdings ......................      158,000             35,258
    Sun Hung Kai Properties,
      Ltd. ..........................       71,000          1,507,887
    Swire Pacific, Ltd.
      Class A .......................       33,500            461,853
    The HongKong &
      Shanghai Hotels ...............       31,000             54,467
    The Wharf, Ltd. .................      156,000            817,272
    VTech Holdings, Ltd. ............       29,000            208,275
    Weiqiao Textile Co., Ltd. .......       51,020             73,022
    Wheelock & Co., Ltd. ............       34,000            104,650
    Wheelock Properties,
      Ltd. ..........................       50,000             55,467
    Wing Lung Bank ..................        4,900             60,014
    Wumart Stores, Inc. .............      289,556            246,205


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 HONG KONG -- (CONTINUED)
    Xinyi Glass Holdings
      Co., Ltd. .....................      160,315     $      155,845
                                                       --------------
   TOTAL HONG KONG ...............................         38,654,260
                                                       --------------
 HUNGARY -- 0.8%
    Danubius Hotel and
      Spa PLC* ......................          550             29,264
    Egis Gyogyszergyar
      Nyrt PLC ......................          700             75,887
    FHB Mortgage Bank
      PLC ...........................        2,400             25,665
    Fotex PLC* ......................        5,800             29,787
    Gedeon Richter Nyrt. ............        2,200            528,027
    Magyar Telecom
      Telecommunications
      PLC ...........................      160,747            836,701
    MOL Hungarian Oil and
      Gas Nyrt ......................        5,500            779,157
    OTP Bank Nyrt ...................      129,998          6,608,617
    Pannonplast PLC*.. ..............        5,000             49,159
    Raba Jarmuipari Holding
      Nyilvanosan Mukodo
      Reszvenytarsasag* .............        3,700             40,444
                                                       --------------
   TOTAL HUNGARY .................................          9,002,708
                                                       --------------
 INDIA -- 1.2%
    Bajaj Auto, Ltd. GDR ............        2,000            134,000
    GAIL India, Ltd. GDR ............        2,100            172,200
    HDFC Bank, Ltd. ADR .............        2,600            339,170
    Hindalco Industries,
      Ltd.144A/RegS
      GDR@ ..........................       14,000             74,900
    ICICI Bank, Ltd. ADR ............       20,814          1,280,061
    Infosys Technologies,
      Ltd. ADR ......................       13,012            590,224
    ITC, Ltd. 144A GDR*@ ............       45,162            239,991
    ITC, Ltd. RegS GDR ..............       60,300            325,620
    Larsen & Toubro, Ltd.
      144A GDR*@ ....................        6,948            734,621
    Mahanagar Telephone
      Nigam ADR .....................        4,700             45,073
    Mahindra & Mahindra
      Ltd. ..........................       10,857            227,997
    Merrill Lynch Int'l &
      Co. - CW11 Hero
      Honda Motors, Ltd. ............        3,600             63,602


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 INDIA -- (CONTINUED)
    Reliance Energy,
      Ltd. GDR ......................        1,000     $      165,000
    Reliance Industries, Ltd.
      144A GDR@ .....................       18,628          2,732,471
    Satyam Computer Services,
      Ltd. ADR ......................        4,300            114,896
    State Bank of India, Ltd.
      GDR ...........................       35,572          4,339,784
    State Bank of India, Ltd.
      GDR*@ .........................        6,858            836,676
    State Bank of India, Ltd.
      GDR ...........................        2,100            256,200
    Tata Motors, Ltd. ADR ...........        3,000             56,580
    Videsh Sanchar Nigam,
      Ltd. ADR ......................        1,500             56,490
    Wipro, Ltd. ADR .................        2,900             43,036
                                                       --------------
   TOTAL INDIA ...................................         12,828,592
                                                       --------------
 INDONESIA -- 0.4%
    Aneka Tambang (Persero)
      Tbk Pt ........................      190,000             90,524
    Astra Agro Lestari
      Tbk Pt ........................       26,000             77,509
    Astra International
      Tbk Pt ........................      141,000            409,827
    Bakrie and Brothers
      Tbk Pt* .......................    5,829,000            179,974
    Bakrie Sumatera
      Plantations Tbk Pt ............      205,000             49,654
    Bank Central Asia
      Tbk Pt ........................      328,000            254,927
    Bank Danamon Indonesia
      Tbk Pt ........................       64,000             54,512
    Bank Internasional
      Indonesia Tbk Pt ..............    1,740,000             52,797
    Bank Mandiri Persero
      Tbk Pt ........................      266,000             99,122
    Bank Niaga Tbk Pt ...............      407,000             38,999
    Bank Pan Indonesia
      Tbk Pt* .......................      520,000             37,647
    Bank Rakyat Indonesia
      (Persero) Tbk Pt ..............      282,000            222,177
    Berlian Laju Tanker
      Tbk Pt ........................      152,000             42,885
    Bumi Resources
      Tbk Pt ........................    1,574,500          1,005,802



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 INDONESIA -- (CONTINUED)
    Energi Mega Persada
      Tbk Pt* .......................      403,000     $       63,931
    Gudang Garam Tbk Pt .............       33,000             29,864
    Indah Kiat Pulp and Paper
      Corp. Tbk Pt* .................      276,000             24,684
    Indocement Tunggal
      Prakarsa Tbk Pt ...............       65,000             56,747
    Indofood Sukses Makmur
      Tbk Pt ........................      333,000             91,294
    Indosat Tbk Pt ..................      140,000            128,933
    International Nickel
      Indonesia Tbk Pt ..............       42,500            435,520
    Kalbe Farma Tbk Pt ..............      366,000             49,099
    Lippo Karawaci Tbk Pt ...........      512,500             37,650
    Medco Energi Internasional
      Tbk Pt ........................      133,000             72,925
    Perusahaan Gas
      Negara Pt .....................      105,000            171,600
    Ramayana Lestari
      Sentosa Tbk Pt ................      308,000             27,873
    Semen Gresik (Persero)
      Tbk Pt ........................      110,000             65,584
    Telekomunikasi Indonesia
      Tbk Pt ........................      364,000            393,356
    Unilever Indonesia
      Tbk Pt ........................       85,000             61,086
    United Tractors Tbk Pt ..........      337,000            391,089
                                                       --------------
   TOTAL INDONESIA ...............................          4,717,591
                                                       --------------
 IRELAND -- 0.3%
    Allied Irish Banks
      PLC ADR .......................       17,511            804,455
    Bank of Ireland ADR .............        8,900            537,916
    CRH PLC .........................        6,223            215,813
    Kerry Group PLC
      Class A .......................       55,051          1,746,578
    Total Produce PLC ...............       91,035             78,528
                                                       --------------
   TOTAL IRELAND .................................          3,383,290
                                                       --------------
 ISRAEL -- 0.5%
    Africa Israel Investments,
      Ltd. ..........................          400             35,854
    Alvarion, Ltd. ..................        3,200             31,177
    Arab East Investment
      Co., Ltd. .....................        9,216             49,152
    Bank Hapoalim BM.. ..............       38,600            192,749


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 ISRAEL -- (CONTINUED)
    Bank Leumi Le-Israel
      BM ............................      142,157     $      690,656
    Bezeq Israeli
      Telecommunication
      Corp., Ltd. ...................      126,500            235,318
    Cellcom Israel, Ltd. ............        9,283            294,828
    Check Point Software
      Technologies, Ltd.* ...........       16,777            368,423
    Clal Insurance ..................        1,100             29,922
    Delek Group, Ltd.. ..............          190             42,946
    Discount Investment
      Corp. .........................        1,000             31,957
    Elbit Medical Imaging,
      Ltd. ..........................          600             33,515
    Elbit Systems, Ltd. .............          900             53,897
    Gazit Globe, Ltd. ...............        2,400             26,189
    Gilat Satellite Networks,
      Ltd.* .........................        3,200             32,923
    Harel Insurance
      Investments, Ltd. .............          550             32,151
    IDB Development Corp.,
      Ltd. ..........................          800             30,346
    IDB Holding Corp., Ltd. .........          950             29,001
    Israel Chemicals, Ltd. ..........       32,000            407,462
    Israel Corp, Ltd.. ..............          200            210,912
    Israel Discount Bank,
      Ltd. ..........................       18,500             47,103
    Koor Industries, Ltd. ...........          450             37,412
    Makhteshim-Agan
      Industries, Ltd.* .............       20,000            183,580
    Mizrahi Tefahot Bank,
      Ltd. ..........................        5,500             42,868
    Nice Systems, Ltd.* .............        2,000             69,005
    Orbotech, Ltd.* .................        1,300             22,815
    Ormat Industries.. ..............        3,500             52,314
    Partner Communications
      Co., Ltd. .....................       10,200            225,783
    Super-Sol, Ltd. .................        7,500             33,320
    Syneron Medical, Ltd.* ..........        1,200             16,044
    Teva Pharmaceutical
      Industries, Ltd. ADR ..........       44,163          2,052,696
                                                       --------------
   TOTAL ISRAEL ..................................          5,642,318
                                                       --------------
 ITALY -- 2.1%
    A2A SPA .........................      947,658          4,347,087
    Aedes SPA .......................       22,812            116,400
    Autogrill SPA ...................          905             15,415
    Banca Intesa SPA.. ..............       68,529            500,714


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 ITALY -- (CONTINUED)
    Banca Popolare di
      Milano Scrl ...................       23,456     $      319,619
    Banca Popolare di
      Sondrio Scrl ..................        3,770             56,222
    Banche Popolare Unite
      Scrl ..........................       25,107            690,473
    Banco Popolare Scrl* ............       13,504            299,312
    Bulgari SPA .....................       10,315            144,175
    Buzzi Unicem SPA.. ..............       16,754            463,695
    Credito Emiliano SPA ............       10,225            141,123
    Enel SPA ........................      312,415          3,715,800
    Eni SPA .........................       19,782            724,504
    Fiat SPA ........................      162,095          4,194,747
    Finmeccanica SPA ................        1,148             36,875
    Fondiaria Sai SPA ...............        2,331             96,107
    Geox SPA ........................       12,525            251,793
    Italcementi SPA .................        6,115            130,799
    Lottomatica SPA .................          485             17,756
    Mediobanca SPA ..................        8,027            165,711
    Milano Assicurazioni ............        5,978             46,760
    Pirelli & Co. SPA* ..............    1,884,986          2,075,229
    Telecom Italia SPA ..............      314,380            976,735
    UniCredito Italiano SPA .........      316,845          2,631,226
    UniCredito Italiano SPA* ........       26,425            218,672
    Unipol SPA ......................       18,789             64,693
                                                       --------------
   TOTAL ITALY ...................................         22,441,642
                                                       --------------
 JAPAN -- 11.7%
    Acom Co., Ltd. ..................        1,538             31,458
    Aeon Credit Service Co.,
      Ltd. ..........................        1,630             24,221
    Aiful Corp. .....................        1,702             30,409
    Aioi Insurance Co., Ltd. ........       28,000            132,337
    Aisin Seiki Co., Ltd. ...........        6,948            289,824
    Alpine Electronics, Inc. ........        5,600             93,889
    Alps Electric Co., Ltd. .........      143,800          1,865,159
    Amada Co. .......................      143,000          1,257,002
    Aoyama Trading Co.,
      Ltd. ..........................       72,800          1,896,325
    Asahi Kasei Corp. ...............      552,000          3,676,212
    Asatsu-DK, Inc. .................        1,800             50,432
    Astellas Pharma, Inc. ...........       47,100          2,053,234
    Autobacs Seven Co., Ltd. ........        1,600             32,440
    Brother Industries, Ltd. ........       64,599            834,412
    Canon Sales Co., Inc. ...........        3,100             57,718
    Canon, Inc. .....................       27,548          1,282,277
    Casio Computer Co., Ltd. ........        6,500             75,581
    Central Glass Co. ...............        9,000             34,158


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 JAPAN -- (CONTINUED)
    Central Japan Railway
      Co. ...........................           84     $      716,573
    Circle K Sunkus Co.,
      Ltd. ..........................        3,000             44,443
    Coca-Cola West
      Holdings Co., Ltd. ............       11,900            263,640
    Comsys Holdings Corp. ...........        6,000             49,304
    Cosmo Oil Co., Ltd. .............       37,000            139,104
    Credit Saison Co., Ltd. .........        7,237            198,230
    Dai Nippon Printing
      Co., Ltd. .....................       73,000          1,073,616
    Daicel Chemical
      Industries, Ltd. ..............       12,000             71,969
    Daihatsu Motor Co., Ltd. ........       14,040            132,086
    Daiichi Sankyo Co., Ltd. ........        8,200            252,500
    Daikin Industries, Ltd. .........        4,173            233,836
    Daiwa House Industry
      Co., Ltd. .....................       15,000            193,752
    Daiwa Securities
      Group, Inc. ...................        3,296             29,976
    DCM Japan Holdings
      Co., Ltd. .....................        7,000             47,809
    Denso Corp. .....................        6,061            248,484
    Dentsu, Inc. ....................           47            124,531
    Don Quijote Co., Ltd. ...........        5,400            106,342
    East Japan Railway
      Co., Ltd. .....................           30            247,594
    EDION Corp. .....................        4,100             44,591
    Eisai Co., Ltd. .................        2,087             82,198
    Epilda Memory, Inc.* ............        1,500             52,097
    FamilyMart Co., Ltd. ............        1,200             37,488
    Fancl Corp. .....................        7,100             86,625
    Fanuc, Ltd. .....................        1,763            171,700
    Fuji Electric Holdings
      Co., Ltd. .....................       14,000             49,000
    Fuji Film Holdings
      Corp. .........................       56,600          2,396,437
    Fuji Heavy Industries,
      Ltd. ..........................       23,000            107,470
    Fuji Television Network,
      Inc. ..........................           95            157,320
    Fujikura, Ltd. ..................       15,000             76,265
    Fukuoka Financial
      Group, Inc. ...................       23,000            134,646
    Funai Electric Co., Ltd. ........        1,200             52,204
    Futaba Corp. ....................        2,100             58,837
    Glory, Ltd. .....................        3,700             86,278
    Gunze, Ltd. .....................       10,000             44,130


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 JAPAN -- (CONTINUED)
    Hakuhodo DY Holdings,
      Inc. ..........................          770     $       42,734
    Hankyu Hanshin
      Holdings, Inc. ................       37,000            159,970
    Heiwa Corp. .....................        4,200             37,145
    Hino Motors, Ltd.. ..............      112,000            728,855
    Hitachi Cable, Ltd. .............        9,000             53,493
    Hitachi Transport System,
      Ltd. ..........................        5,000             54,200
    Hitachi, Ltd. ...................      205,000          1,528,577
    Hitachi, Ltd. ADR ...............       15,682          1,146,981
    Honda Motor Co., Ltd. ...........      111,634          3,747,281
    House Foods Corp. ...............        3,900             65,701
    Hoya Corp. ......................        4,558            145,249
    Ibiden Co., Ltd. ................        2,243            155,604
    Itochu Corp. ....................        8,393             82,041
    Japan Tobacco, Inc. .............          246          1,470,957
    JFE Holdings, Inc. ..............        1,287             65,205
    JS Group Corp. (Tostem
      Inax Holding Corp.) ...........       14,672            234,957
    JSR Corp. .......................        1,600             41,319
    Kajima Corp. ....................       25,000             81,681
    Kamigumi Co., Ltd. ..............       11,000             79,658
    Kaneka Corp. ....................       13,000            107,756
    Kanematsu Corp.* ................       38,000             57,486
    Kao Corp. .......................        3,000             90,230
    Kawasaki Kisen Kaisha,
      Ltd. ..........................      104,000          1,022,172
    KDDI Corp. ......................           23            171,293
    Keihin Corp. ....................        3,000             53,547
    Kinden Corp. ....................        7,000             55,015
    Koito Manufacturing Co.,
      Ltd. ..........................        5,202             71,058
    Kokuyo Co., Ltd. ................        4,500             40,684
    Komatsu, Ltd. ...................      205,800          5,600,251
    Komori Corp. ....................        2,000             44,578
    Konica Minolta Holdings,
      Inc. ..........................       39,000            690,874
    Kubota Corp. ....................        4,448             30,140
    Kuraray Co., Ltd. ...............       15,500            188,556
    Kyocera Corp. ...................        7,947            704,961
    Leopalace21 Corp. ...............      111,900          3,014,985
    Makita Corp. ....................        4,088            173,451
    Marubeni Corp. ..................      597,000          4,237,757
    Marui Co., Ltd. .................       13,400            132,303
    Matsushita Electric
      Industrial Co., Ltd. ..........       87,393          1,810,990
    Meiji Seika Kaisha, Ltd. ........       13,000             55,275


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 JAPAN -- (CONTINUED)
    Millea Holdings, Inc. ...........      103,100     $    3,479,273
    Mistui Mining &
      Smelting Co., Ltd. ............            2                  8
    Mitsubishi Corp. ................       15,400            421,823
    Mitsubishi Electric Corp. .......      353,040          3,691,095
    Mitsubishi Heavy
      Industries, Ltd. ..............       22,000             94,723
    Mitsubishi Materials
      Corp. .........................      630,000          2,695,609
    Mitsubishi Tokyo
      Financial Group, Inc. .........       30,080            281,912
    Mitsui & Co., Ltd. ..............        7,000            148,190
    Mitsui Chemicals, Inc. ..........        9,000             59,133
    Mitsui Fudosan Co., Ltd. ........        1,718             37,370
    Mitsui O.S.K. Lines, Ltd. .......      124,000          1,582,813
    Mitsui Sumitomo
      Insurance Co., Ltd. ...........       58,000            564,866
    Mitsui Trust Holdings,
      Inc. ..........................       34,000            260,824
    Mizuho Financial
      Group, Inc. ...................           18             86,040
    Mizuho Trust & Banking
      Co., Ltd. .....................      339,000            631,178
    Mori Seiki Co., Ltd. ............       11,100            214,618
    Nagase & Co., Ltd. ..............        5,000             52,007
    NEC Corp. .......................       86,000            396,455
    NEC Electronics Corp.* ..........       27,200            648,865
    Nichirei Corp. ..................        5,000             20,812
    Nikko Cordial Corp. .............        2,500             37,193
    Nikon Corp. .....................       23,000            796,760
    Nintendo Co., Ltd. ..............        7,075          4,236,830
    Nippon Electric Glass
      Co., Ltd. .....................        9,295            151,928
    Nippon Express Co., Ltd. ........      357,000          1,837,488
    Nippon Kayaku Co., Ltd. .........        8,000             52,347
    Nippon Light Metal
      Co., Ltd. .....................       19,000             33,165
    Nippon Meat Packers,
      Inc. ..........................        8,000             80,705
    Nippon Mining Holdings,
      Inc. ..........................      481,500          3,086,014
    Nippon Oil Corp. ................      488,000          3,970,747
    Nippon Paint Co., Ltd. ..........       11,000             54,057
    Nippon Paper Group, Inc. ........           36            108,276
    Nippon Sheet Glass Co. ..........      377,000          1,926,930
    Nippon Shokubai Co.,
      Ltd. ..........................        7,000             67,359
    Nippon Soda Co., Ltd. ...........        7,000             28,385


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 JAPAN -- (CONTINUED)
    Nippon Steel Corp. ..............      107,000     $      662,794
    Nippon Telegraph &
      Telephone Corp. ...............          869          4,348,306
    Nippon Yakin Kogyo Co.,
      Ltd. ..........................       36,500            253,865
    Nippon Yusen Kabushiki
      Kaisha ........................       80,000            635,904
    Nipponkoa Insurance Co.,
      Ltd. ..........................       30,000            273,106
    Nipro Corp. .....................        3,000             60,287
    Nissan Motor Co., Ltd. ..........       18,643            205,262
    Nissay Dowa General
      Insurance Co., Ltd. ...........       13,000             63,304
    Nisshin Seifun Group,
      Inc. ..........................        8,000             80,419
    Nisshin Steel Co., Ltd. .........      517,000          1,818,744
    Nisshinbo Industries, Inc. ......        7,000             85,655
    Nitto Denko Corp. ...............        4,393            232,794
    Nomura Holdings, Inc. ...........        9,087            154,141
    Nomura Real Estate
      Holdings, Inc. ................        1,600             38,670
    NSK, Ltd. .......................        8,786             91,702
    NTT Data Corp. ..................           27            120,118
    NTT DoCoMo, Inc. ................           91            151,511
    Ohbayashi Corp. .................       27,000            135,828
    OJI Paper Co., Ltd. .............       33,000            162,172
    Oki Electric Industry Co.,
      Ltd.* .........................       33,000             51,694
    Olympus Corp. ...................          812             33,580
    Onward Kashiyama Co.,
      Ltd. ..........................        7,000             71,808
    ORIX Corp. ......................           90             15,379
    Osaka Gas Co., Ltd. .............        5,000             19,738
    Pioneer Corp. ...................        6,300             56,957
    Promise Co., Ltd. ...............        1,625             40,438
    QP Corp. ........................        5,400             56,265
    Rengo Co., Ltd. .................       11,000             71,781
    Ricoh Co., Ltd. .................      141,138          2,608,871
    Sankyo Co., Ltd. ................        2,300            106,852
    Sanwa Holdings Corp. ............       11,000             54,254
    Sapporo Hokuyo
      Holdings, Inc. ................           38            338,791
    SBI Holdings, Inc. ..............          236             64,537
    Sega Sammy Holdings,
      Inc. ..........................        5,300             66,087
    Seiko Epson Corp. ...............       19,900            431,970


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 JAPAN -- (CONTINUED)
    Seino Transportation Co.,
      Ltd. ..........................        7,000     $       47,621
    Sekisui Chemical Co.,
      Ltd. ..........................       20,000            134,807
    Sekisui House, Ltd. .............       15,000            162,198
    Seven And I Holdings
      Co., Ltd. .....................        2,087             60,902
    Sharp Corp. .....................        2,746             49,407
    Shimachu Co., Ltd. ..............        2,500             70,939
    Shin-Etsu Chemical
      Co., Ltd. .....................        1,500             94,258
    Shinko Securities
      Co., Ltd. .....................      231,000            955,306
    Shinsei Bank, Ltd. ..............       63,000            230,085
    Sojitz Corp. ....................      376,300          1,364,199
    Sompo Japan Insurance,
      Inc. ..........................      245,000          2,217,204
    Sony Corp. ......................       54,887          3,046,139
    Stanley Electric Co.,
      Ltd. ..........................        6,863            171,398
    Sumitomo Bakelite Co.,
      Ltd. ..........................        9,000             54,379
    Sumitomo Chemical Co.,
      Ltd. ..........................       16,473            147,013
    Sumitomo Corp. ..................       12,570            178,567
    Sumitomo Electric
      Industries, Ltd. ..............       38,363            610,223
    Sumitomo Forestry Co.,
      Ltd. ..........................        6,000             43,772
    Sumitomo Heavy
      Industries, Ltd. ..............       10,998            101,400
    Sumitomo Metal Industries,
      Ltd. ..........................       21,185             98,420
    Sumitomo Metal Mining
      Co., Ltd. .....................       24,000            410,330
    Sumitomo Mitsui Financial
      Group, Inc. ...................          987          7,394,880
    Sumitomo Osaka Cement
      Co., Ltd. .....................       21,000             40,227
    Suzuken Co., Ltd. ...............        2,900            103,576
    Suzuki Motor Corp. ..............       14,393            434,180
    Taihei Kogyo Co., Ltd. ..........       10,000             50,754
    Taiheiyo Cement Corp. ...........       25,000             59,750
    Taisei Corp. ....................       39,000            105,429
    Taisho Pharmaceutical
      Co., Ltd. .....................        7,000            134,718
    Taiyo Yuden Co., Ltd. ...........        3,000             48,418



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 JAPAN -- (CONTINUED)
    Takata Corp. ....................        1,373     $       39,820
    Takeda Pharmaceutical
      Co., Ltd. .....................       17,036          1,001,893
    Takefuji Corp. ..................        1,631             39,638
    TDK Corp. .......................       17,700          1,318,212
    The 77 Bank, Ltd.. ..............       14,000             87,598
    The Aichi Bank, Ltd. ............          500             42,653
    The Awa Bank, Ltd. ..............       10,000             56,662
    The Bank of Kyoto, Ltd. .........       12,000            142,434
    The Bank of Nagoya,
      Ltd. ..........................        9,000             55,104
    The Bank of Yokohama,
      Ltd. ..........................       21,000            147,375
    The Chugoku Bank, Ltd. ..........        9,000            125,757
    The Daishi Bank, Ltd. ...........       12,000             48,982
    The Fuji Fire & Marine
      Insurance Co., Ltd. ...........       16,000             43,110
    The Gunma Bank, Ltd. ............       16,000            105,698
    The Hachijuni Bank, Ltd. ........       17,000            114,738
    The Higo Bank, Ltd. .............        8,000             51,918
    The Hokkoku Bank, Ltd. ..........       14,000             64,163
    The Hyakugo Bank, Ltd. ..........        8,000             44,399
    The Hyakujushi Bank,
      Ltd. ..........................       10,000             50,217
    The Iyo Bank, Ltd. ..............       11,000            107,622
    The Joyo Bank, Ltd. .............       28,000            156,649
    The Juroku Bank, Ltd. ...........       12,000             66,061
    The Kagoshima Bank,
      Ltd. ..........................        7,000             47,934
    The Kanto Tsukuba
      Bank, Ltd. ....................       11,300             68,479
    The Keiyo Bank, Ltd. ............       10,000             57,647
    The Musashino Bank,
      Ltd. ..........................        1,200             57,038
    The Nanto Bank, Ltd. ............       12,000             61,549
    The Ogaki Kyoritsu
      Bank, Ltd. ....................       12,000             66,813
    The San-In Godo Bank,
      Ltd. ..........................        5,000             39,968
    The Shiga Bank, Ltd. ............        8,000             53,636
    The Shizuoka Bank, Ltd. .........       25,000            274,583
    The Sumitomo Warehouse
      Co., Ltd. .....................        9,000             48,660
    The Yamanashi Chuo
      Bank, Ltd. ....................        8,000             46,619
    Toda Corp. ......................       11,000             53,073
    Tokai Rika Co., Ltd. ............        1,700             53,261


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 JAPAN -- (CONTINUED)
    Tokyo Steel Manufacturing
      Co., Ltd. .....................      111,600     $    1,244,717
    Toppan Forms Co., Ltd. ..........        4,300             41,031
    Toppan Printing Co., Ltd. .......      140,000          1,377,255
    Toray Industries, Inc. ..........        6,040             47,308
    Toshiba Corp. ...................      494,000          3,701,186
    Toshiba TEC Corp. ...............        9,000             60,824
    Toto, Ltd. ......................        8,000             63,519
    Toyo Seikan Kaisha, Ltd. ........        6,900            122,417
    Toyota Auto Body Co.,
      Ltd. ..........................        3,600             58,230
    Toyota Boshoku Corp. ............           30                975
    Toyota Motor Corp. ..............       13,384            723,621
    UNY Co., Ltd. ...................        8,000             68,675
    Urban Corp. .....................       28,800            385,409
    USS Co., Ltd. ...................        1,570             97,673
    Wacoal Holdings Corp. ...........        5,000             65,479
    Yamada Denki Co., Ltd. ..........        3,086            352,757
    Yamaha Corp. ....................       31,700            725,001
    Yamaha Motor Co., Ltd. ..........        6,907            167,242
    Yamato Kogyo Co., Ltd. ..........        4,700            193,528
    Yamato Transport Co.,
      Ltd. ..........................        2,560             36,917
    Yamazaki Baking Co.,
      Ltd. ..........................        6,000             58,757
                                                       --------------
   TOTAL JAPAN ...................................        128,355,498
                                                       --------------
 JORDAN -- 0.1%
    Arab Bank PLC ...................       13,400            554,717
    Bank of Jordan ..................       12,800             53,277
    Jordan Cement Factories .........        3,000             46,349
    Jordan Telecom Corp. ............        7,800             61,850
    Jordanian Electric Power
      Co.* ..........................       11,500             70,095
    Middle East Complex .............       12,700             45,156
    Taameer Jordan Holdings
      Public Shareholding
      Co.* ..........................       12,900             40,224
    United Arab Investors ...........       17,000             68,600
                                                       --------------
   TOTAL JORDAN ..................................            940,268
                                                       --------------
 KENYA -- 0.1%
    Bamburi Cement Co.,
      Ltd. ..........................       52,500            161,285
    Barclays Bank of Kenya,
      Ltd. ..........................      119,900            148,466


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 KENYA -- (CONTINUED)
    East African Breweries,
      Ltd. ..........................       46,680     $      122,919
    ICDC Investment Co.,
      Ltd. ..........................      102,300             47,703
    Kenya Airways, Ltd. .............       99,700             99,231
    Kenya Commercial
      Bank, Ltd. ....................      300,000            134,013
    Kenya Electricity
      Generating Co., Ltd. ..........      113,500             49,367
    Mumias Sugar Co., Ltd. ..........      238,200             55,256
    Standard Chartered Bank
      Kenya, Ltd. ...................        9,200             29,705
                                                       --------------
   TOTAL KENYA ...................................            847,945
                                                       --------------
 KOREA -- 0.1%
    Hanjin Heavy Industrial &
      Construction Holdings
      Co., Ltd.* ....................        3,315            148,388
    Korea Exchange Bank* ............       28,060            434,667
    Samsung Card Co.* ...............        3,162            169,915
    TK Corp. ........................        5,838            193,342
                                                       --------------
   TOTAL KOREA ...................................            946,312
                                                       --------------
 LATVIA -- 0.0%
    Latvian Shipping Co.* ...........       91,206            248,857
                                                       --------------
   TOTAL LATVIA ..................................            248,857
                                                       --------------
 LITHUANIA -- 0.1%
    Apranga PVA .....................       12,100             73,526
    Invalda PVA .....................        9,184             66,696
    Lietuvos Energija* ..............       17,374             36,417
    Pieno Zvaigzdes .................       10,687             26,248
    Rytu Skirstomieji Tinklai .......       26,729             52,065
    Sanitas* ........................        9,500            120,281
    Siauliu Bankas* .................       27,600             40,321
    TEO LT AB .......................      175,900            176,529
    Ukio Bankas .....................       67,100            105,130
                                                       --------------
   TOTAL LITHUANIA ...............................            697,213
                                                       --------------
 LUXEMBOURG -- 0.7%
    Arcelor* ........................       24,600          1,913,057
    ArcelorMittal ...................       57,608          4,465,658
    Millicom International
      Cellular SA ...................        8,053            949,771
    Tenaris SA ADR ..................       13,800            617,274
                                                       --------------
   TOTAL LUXEMBOURG ..............................          7,945,760
                                                       --------------


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 MALAYSIA -- 0.4%
    AirAsia Bhd .....................       54,300     $       26,272
    Alliance Financial
      Group Bhd .....................       28,800             26,823
    AMMB Holdings Bhd ...............       34,600             39,758
    Astro All Asia
      Networks PLC ..................       23,200             24,554
    Batu Kawan Bhd ..................       29,000             99,970
    Berjaya Sports Toto Bhd .........       19,000             29,014
    British American Tobacco
      Bhd ...........................        2,900             36,173
    Bumiputra-Commerce
      Holdings Bhd ..................      161,500            537,194
    Bursa Malaysia Bhd ..............       14,500             62,700
    Dialog Group Bhd ................       83,500             45,702
    Digi.com Bhd ....................        7,600             56,994
    E&O Property
      Development Bhd* ..............       26,700             22,768
    Gamuda Bhd ......................       80,600            117,476
    Genting Bhd .....................       65,000            155,277
    Hong Leong Bank Bhd .............       16,400             31,491
    IGB Corp. Bhd ...................       38,800             26,516
    IJM Corp. Bhd ...................       43,900            114,164
    IOI Corp. Bhd ...................      101,650            238,218
    KNM Group Bhd ...................       84,000            195,585
    Kuala Lumpur Kepong
      Bhd ...........................       12,000             63,139
    Lafarge Malayan Cement
      Bhd ...........................       30,000             53,069
    Lion Diversified Holdings
      Bhd ...........................       12,300              7,141
    Magnum Corp. Bhd ................       29,800             29,557
    Malayan Banking Bhd .............       43,000            149,531
    Malaysian Airline System
      Bhd* ..........................       27,500             40,581
    Malaysian Resources Corp.
      Bhd* ..........................       55,800             43,027
    MISC Bhd ........................       32,000             94,345
    MMC Corp. Bhd ...................       20,400             57,369
    Parkson Holdings Bhd ............       15,990             47,627
    Pelikan International Corp.
      Bhd ...........................       20,700             29,795
    Petra Perdana Bhd ...............       35,700             58,294
    Petronas Dagangan Bhd ...........       24,000             62,776
    PLUS Expressways Bhd ............       32,200             31,937
    PPB Group Bhd ...................       18,000             59,873
    Public Bank Bhd .................       51,500            171,303
    Ranhill Bhd .....................       52,000             38,839
    Resorts World Bhd ...............      504,400            591,797


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 MALAYSIA -- (CONTINUED)
    RHB Capital Bhd .................       21,200     $       37,502
    Sarawak Energy Bhd ..............       48,000             34,835
    Scomi Group Bhd .................       69,500             29,212
    Shell Refining Co.
      Federation of
      Malaya Bhd ....................        9,800             33,487
    Sime Darby Bhd ..................       23,403             84,214
    SP Setia Bhd ....................       19,800             29,817
    TA Ann Holdings Bhd .............       11,000             23,284
    Tanjong PLC .....................        7,700             43,075
    Telekom Malaysia Bhd ............      139,300            471,775
    Tenaga Nasional Bhd .............       30,000             87,088
    Titan Chemicals Corp. ...........       64,800             26,257
    UEM World Bhd ...................       74,400             88,641
    UMW Holdings Bhd ................        7,700             36,323
    Wah Seong Corp. Bhd .............       28,500             33,955
    WCT Engineering Bhd .............       17,733             44,775
    WTK Holdings Bhd.. ..............      111,400             82,531
    YTL Corp. Bhd ...................       32,900             78,594
    YTL Corp. Bhd ...................        2,193                981
    YTL Power International
      Bhd ...........................       45,240             36,936
    Zelan Bhd .......................       17,600             29,005
                                                       --------------
   TOTAL MALAYSIA ................................          4,848,936
                                                       --------------
 MAURITIUS -- 0.1%
    Ireland Blyth, Ltd. .............       18,300             39,005
    Mauritius Commercial
      Bank ..........................       77,100            443,702
    Mauritius Development
      Investment Trust Co.,
      Ltd.* .........................      221,000             43,572
    Rogers & Co., Ltd. ..............        4,000             58,543
    State Bank of Mauritius,
      Ltd. ..........................       59,300            166,419
    Sun Resorts, Ltd./Mauritius
      Class A* ......................        7,600             34,018
                                                       --------------
   TOTAL MAURITIUS ...............................            785,259
                                                       --------------
 MEXICO -- 1.1%
    Alfa SAB de CV ..................       63,800            403,342
    America Movil SAB de
      CV ADR Series L ...............       13,923            854,733
    America Movil SAB de
      CV Series L ...................      666,694          2,028,004
    Axtel SAB de CV*.. ..............       16,800             40,791


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 MEXICO -- (CONTINUED)
    Carso Global Telecom
      SAB de CV* ....................       23,400     $      110,200
    Carso Infraestructura y
      Construccion SAB
      de CV* ........................       67,100             63,323
    Cemex SAB de CV*.. ..............      319,100            844,946
    Coca-Cola Femsa
      SAB de CV .....................       79,200            387,862
    Consorcio ARA SAB
      de CV .........................       21,400             23,411
    Controladora Comercial
      Mexicana SAB
      de C.V ........................       13,600             34,890
    Corp GEO SAB
      de CV Series B* ...............       10,300             29,727
    Corp Interamericana
      de Entretenimiento
      SAB de CV* ....................       12,000             33,534
    Corp Moctezuma,
      SAB de C.V ....................       68,914            169,218
    Dermet de Mexico
      SAB de CV .....................        3,605                466
    Desarrolladora
      Homex SAB
      de CV* ........................        3,700             30,632
    Empresas ICA
      SAB de CV* ....................       41,700            278,909
    Fomento Economico
      Mexicano SAB
      de CV .........................       62,100            237,662
    Grupo Aeroportuario
      Del Sureste SAB
      de CV .........................        6,600             40,195
    Grupo Bimbo SAB
      de CV .........................       12,900             79,190
    Grupo Carso SAB
      de CV .........................       55,700            207,198
    Grupo Elektra SAB
      de CV .........................        2,100             63,495
    Grupo Financiero
      Banorte SAB
      de CV .........................      204,900            846,686
    Grupo Financiero
      Inbursa SAB
      de CV .........................       92,400            228,581
    Grupo Iusacell SAB
      de CV* ........................          405              5,306



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 MEXICO -- (CONTINUED)
    Grupo Mexico SAB
      de CV .........................      209,400     $    1,323,823
    Grupo Modelo SAB
      de CV .........................       15,400             72,666
    Grupo Televisa SAB
      de CV .........................       40,000            190,026
    Impulsora Del Desarrollo
      Y El Empleo en
      America Latina
      SAB de CV .....................       88,400            113,393
    Industrias CH SAB
      de CV Series B* ...............        7,500             31,541
    Industrias Penoles
      SAB de CV .....................        2,900             62,109
    Kimberly-Clark de
      Mexico SAB de CV ..............       14,000             60,929
    Maxcom Telecomunicaciones
      SAB de CV* ....................       21,232            269,859
    Mexichem SAB de CV ..............       18,300             72,936
    Organizacion Soriana
      SAB de CV .....................       10,800             28,647
    Promotora Y Operadora
      De Infraestructura SA
      de CV* ........................       21,700             73,962
    Telefonos de Mexico SAB
      de CV .........................    1,065,110          1,991,781
    Telefonos de Mexico SAB
      de CV .........................       16,003            589,551
    TV Azteca SAB de CV .............       38,700             23,225
    Urbi Desarrollos Urbanos
      SA de CV* .....................        8,200             29,226
    Vitro SAB de CV .................       13,000             28,705
    Wal-Mart de Mexico
      SAB de CV .....................       81,200            286,208
                                                       --------------
   TOTAL MEXICO ..................................         12,290,888
                                                       --------------
 MOROCCO -- 0.2%
    Attijariwafa Bank. ..............          302            119,766
    Banque Centrale
      Populaire .....................           29              8,584
    Banque Marocaine Du
      Commerce Exterieur ............        1,000            362,454
    Brasseries Maroc.. ..............          171             41,173
    Ciments du Maroc.. ..............          100             32,769
    Credit Immobilier et
      Hotelier* .....................          800             64,894


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 MOROCCO -- (CONTINUED)
    Douja Promotion Groupe
      Addoha SA .....................          500     $      216,957
    Douja Promotion Groupe
      Addoha SA .....................          500                448
    Holcim Maroc SA .................          100             32,833
    Lafarge Ciments/
      Morocco .......................          403             96,076
    Managem .........................          600             38,782
    Maroc Telecom ...................       20,700            390,466
    ONA SA ..........................          764            157,394
    RISMA* ..........................          132              7,393
    Societe Nationale
      D'Investissement ..............          200             42,928
    Sonasid .........................          100             38,370
                                                       --------------
   TOTAL MOROCCO .................................          1,651,287
                                                       --------------
 NETHERLANDS -- 4.4%
    Aegon NV ........................       60,392          1,067,502
    ASML Holding NV* ................       24,609            779,319
    Corio NV ........................          502             40,661
    Heineken Holding NV .............       33,327          1,887,151
    Heineken NV .....................       71,922          4,649,898
    Hunter Douglas NV. ..............        5,965            441,987
    ING Groep NV ....................      225,560          8,821,630
    ING Groep NV, ADR. ..............       66,375          2,582,651
    Koninklijke Ahold NV* ...........      290,130          4,042,486
    Koninklijke DSM NV ..............       16,868            797,319
    Koninklijke KPN NV ..............       20,846            379,146
    Koninklijke Philips
      Electronics NV ................       97,092          4,190,470
    Koninklijke Vopak NV ............        1,977            112,150
    OCE NV ..........................        9,718            175,898
    Royal Dutch Shell PLC ...........      396,814         16,679,683
    SNS Reaal .......................        3,300             74,108
    TNT NV ..........................        2,225             91,899
    TomTom NV* ......................        2,782            209,473
    Unilever NV .....................        8,537            313,911
    X5 Retail Group NV,
      GDR* ..........................       10,189            371,898
                                                       --------------
   TOTAL NETHERLANDS .............................         47,709,240
                                                       --------------
 NEW ZEALAND -- 0.1%
    Auckland International
      Airport, Ltd. .................      133,283            298,473
    Contact Energy, Ltd. ............       41,258            261,621
    Fletcher Building, Ltd. .........       20,652            182,767


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 NEW ZEALAND -- (CONTINUED)
    Telecom Corp. of
      New Zealand, Ltd. .............            1     $            3
                                                       --------------
   TOTAL NEW ZEALAND .............................            742,864
                                                       --------------
 NIGERIA -- 0.1%
    First Bank of Nigeria
      PLC ...........................      285,000            108,053
    Guaranty Trust Bank .............      234,700             68,937
    Intercontinental Bank
      PLC ...........................      263,600             90,773
    Nigerian Breweries
      PLC ...........................      151,900             63,131
    Union Bank Nigeria
      PLC ...........................      183,600             67,055
    United Bank For Africa
      PLC ...........................      126,700             53,195
    West African Portland
      Cement PLC ....................      142,000             96,112
    Zenith Bank, Ltd.. ..............      267,400            104,533
                                                       --------------
   TOTAL NIGERIA .................................            651,789
                                                       --------------
 NORWAY -- 0.8%
    Aker Kvaerner ASA. ..............        6,646            176,864
    Aker Yards ASA ..................        2,900             33,113
    Cermaq ASA ......................        6,000             83,428
    DnB NOR ASA .....................       92,882          1,419,782
    Fred Olsen Energy ASA ...........        2,760            151,220
    Norsk Hydro ASA .................      219,183          3,132,426
    Orkla ASA .......................       35,100            680,364
    Petroleum Geo-Services
      ASA* ..........................       32,250            936,939
    StatoilHydro ASA.. ..............       33,445          1,040,950
    Tandberg ASA ....................        1,765             36,894
    Telenor ASA* ....................       20,130            481,020
    Yara International ASA ..........       11,042            511,444
                                                       --------------
   TOTAL NORWAY ..................................          8,684,444
                                                       --------------
 OMAN -- 0.1%
    Bank Muscat SAOG.. ..............       37,200            185,517
    Dhofar International
      Development ...................       38,200             69,951
    National Bank of
      Oman, Ltd. ....................        4,100             79,923
    Oman Cables Industry ............       12,100             85,957
    Oman Cement Co. .................        2,500             43,117
    Oman Flour Mills.. ..............        7,300             47,459


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 OMAN -- (CONTINUED)
    Oman International Bank .........        6,900     $       72,011
    Oman Telecommunications
      Co. ...........................       44,800            199,215
    Raysut Cement Co.. ..............       24,300            125,539
    Renaissance Services Co. ........       38,453            134,136
                                                       --------------
   TOTAL OMAN ....................................          1,042,825
                                                       --------------
 PERU -- 0.1%
    Alicorp SA* .....................       47,800             45,949
    Austral Group SA*. ..............      164,000             39,413
    Cia Minera Atacocha SA -
      Class B .......................       11,300             27,043
    Cia Minera Milpo SAA ............       18,400             44,219
    Compania de Minas
      Buenaventura SA,
      ADR ...........................        3,000            169,800
    Corp Aceros Arequipa
      SA ............................       19,528             33,568
    Credicorp, Ltd. .................        3,600            274,680
    Edegel SA .......................       57,200             29,975
    Edelnor SA/Peru .................       41,300             36,530
    Empresa Agroindustrial
      Casa Grande SA* ...............       14,900             59,928
    Ferreyros SA ....................       61,078            130,474
    Grana Y Montero SA ..............       18,200             36,449
    Intergroup Financial
      Services Corp. 144A*.. ........        9,034            158,095
    Minsur SA .......................       17,200             48,224
    Sociedad Minera Cerro
      Verde SA ......................        1,400             37,240
    Sociedad Minera el
      Brocal SA .....................        2,300             26,485
    Southern Copper Corp. ...........        3,000            315,390
    Volcan Cia Minera SAA ...........       35,380             90,930
                                                       --------------
   TOTAL PERU ....................................          1,604,392
                                                       --------------
 PHILIPPINES -- 0.3%
    Aboitiz Equity Ventures,
      Inc. ..........................    2,183,900            365,086
    Ayala Corp. - Class A ...........       10,300            140,993
    Ayala Land, Inc. ................      425,300            146,833
    Banco De Oro-EPCI, Inc. .........       54,000             79,152
    Bank of the Philippine
      Islands .......................      103,400            154,067
    Filinvest Land, Inc.* ...........      867,800             28,594
    First Gen Corp. .................       31,400             45,265


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 PHILIPPINES -- (CONTINUED)
    First Philippine Holdings
      Corp. .........................       23,700     $       41,629
    Globe Telecom, Inc. .............        2,100             79,879
    International Container
      Term Services, Inc. ...........      123,800            136,472
    JG Summit Holdings,
      Inc. ..........................       79,500             22,150
    Jollibee Foods Corp. ............       52,500             66,142
    Manila Electric Co.* ............       66,110            132,140
    Megaworld Corp. .................      844,800             76,754
    Metropolitan Bank &
      Trust .........................       88,500            116,856
    Petron Corp. ....................    1,034,500            142,863
    Philippine Long Distance
      Telephone Co. .................        8,600            661,538
    Philippine National
      Bank* .........................       26,400             31,981
    San Miguel Corp.
      Class B .......................      240,000            345,972
    SM Investments Corp. ............       12,900            106,263
    SM Prime Holdings,
      Inc. ..........................      287,400             71,371
    Union Bank of
      Philippines ...................       26,400             27,503
    Universal Robina Corp. ..........       85,700             29,068
                                                       --------------
   TOTAL PHILIPPINES .............................          3,048,571
                                                       --------------
 POLAND -- 0.7%
    Agora SA ........................        4,800            108,321
    Asseco Poland SA.. ..............        1,900             56,783
    Bank Handlowy W
      Warszawie SA ..................       16,261            660,530
    Bank Millennium SA ..............       50,709            239,797
    Bank Pekao SA ...................       17,179          1,585,636
    Bank Przemyslowo-
      Handlowy PBK SA ...............        2,159             91,299
    Bank Zachodni WBK
      SA ............................        6,400            653,181
    Bioton SA* ......................      158,300             57,286
    BRE Bank SA* ....................        2,087            428,542
    Budimex SA* .....................          950             35,538
    Cersanit-Krasnystaw SA* .........        5,500             74,918
    Ciech SA ........................          850             41,820
    ComArch SA* .....................          400             29,601
    Echo Investment SA* .............          950             30,711
    Getin Holding SA*. ..............        7,900             47,220


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 POLAND -- (CONTINUED)
    Globe Trade Centre SA* ..........        4,700     $       85,043
    Grupa Kety SA ...................          490             31,878
    Grupa Lotos SA ..................        2,600             47,045
    KGHM Polaksa Miedz
      SA ............................        4,300            184,984
    LPP SA* .........................           90             97,654
    Netia SA* .......................       21,500             33,220
    Orbis SA ........................        2,900             81,953
    PBG SA* .........................          600             74,922
    Polimex Mostostal SA ............       30,000            104,418
    Polish Oil & Gas Co. ............      223,233            462,922
    Polska Grupa
      Farmaceutyczna SA .............        1,200             43,475
    Polski Koncern Naftowy
      Orlen* ........................       11,700            246,907
    Powszechna Kasa
      Oszczednosci Bank
      Polski SA .....................       80,299          1,717,416
    Prokom Software SA ..............          950             51,259
    Sygnity SA ......................        1,000             14,276
    Telekomunikacja
      Polska SA .....................       53,500            489,676
    TVN SA ..........................       13,000            132,149
    Zaklad Przetworstwa
      Hutniczego Stalprodukt
      SA ............................          100             30,496
                                                       --------------
   TOTAL POLAND ..................................          8,070,876
                                                       --------------
 PORTUGAL -- 0.2%
    Banco Espirito Santo
      SA ............................       54,939          1,204,856
    Cimpor Cimentos de
      Portugal ......................        5,700             50,002
    Energias De Portugal
      SA ............................       29,709            194,159
    Jeronimo Martins
      SGPS SA .......................      104,369            824,002
                                                       --------------
   TOTAL PORTUGAL ................................          2,273,019
                                                       --------------
 QATAR -- 0.2%
    Barwa Real Estate Co. ...........        3,700             52,443
    Commercial Bank of
      Qatar .........................        4,000            203,266
    Doha Bank, Ltd. .................        4,100             97,642
    First Finance Co.. ..............        5,200             64,276
    Industries Qatar.. ..............        8,300            351,101



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 QATAR -- (CONTINUED)
    Masraf Al Rayan*.. ..............       24,500     $      154,784
    Qatar Fuel Co. ..................        1,900             78,441
    Qatar Gas Transport
      Co. Nakilat* ..................       31,100            264,823
    Qatar International Islamic
      Bank* .........................        2,600             79,274
    Qatar Islamic Bank ..............        3,800            163,876
    Qatar National Bank .............        2,981            177,850
    Qatar Navigation.. ..............        2,400             84,647
    Qatar Shipping Co. ..............        3,400             60,985
    Qatar Telecom Q-Tel
      QSC ...........................        2,300            143,412
                                                       --------------
   TOTAL QATAR ...................................          1,976,820
                                                       --------------
 ROMANIA -- 0.2%
    Antibiotice .....................       73,800             61,638
    Banca Transilvania* .............      448,800            164,563
    Impact SA* ......................      365,995             74,556
    Romanian Development
      Bank - Groupe
      Societe Generale ..............       83,635            954,076
    Rompetrol Rafinare SA* ..........      950,800             42,611
    SIF 1 Banat-Crisana Arad ........       60,000             86,779
    SIF 2 Moldova Bacau .............       65,000             92,157
    SIF 3 Transilvania
      Brasov* .......................       98,000             92,630
    SIF 4 Muntenia Bucuresti ........       90,500             88,859
    SIF 5 Oltenia Craiova ...........       57,500            101,670
    SNP Petrom SA ...................      683,234            138,345
    Socep Constanta*.. ..............      652,000             72,253
    Transelectrica SA. ..............        3,400             55,409
                                                       --------------
   TOTAL ROMANIA .................................          2,025,546
                                                       --------------
 RUSSIA -- 3.6%
    Aeroflot - Russian
      International Airlines ........       10,700             39,911
    Cherepovets Mk
      Severstal GDR* ................        3,742             84,943
    CTC Media, Inc.*.. ..............       11,388            343,918
    Eurasia Drilling Co.,
      Ltd.* .........................       15,406            419,814
    Evraz Group SA GDR* .............        9,093            704,708
    Evraz Group SA GDR ..............          800             62,000
    Fifth Power Generation
      Co., OGK-5 ....................       21,122              3,701
    Gazprom, ADR ....................       79,165          4,456,989
    Golden Telecom, Inc.* ...........        3,989            402,690
    Irkutskenergo OJSC ..............       79,800             94,962


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 RUSSIA -- (CONTINUED)
    JSC Scientific Production
      Corp. IRKUT ADR* ..............        2,200     $       61,050
    LUKOIL, ADR .....................       70,148          6,063,715
    Mechel, ADR .....................        6,100            592,554
    Mining & Metallurgical
      Co., Norilsk Nickel -
      Class S .......................        1,468            389,020
    Mining & Metallurgical
      Co., Norilsk Nickel,
      ADR ...........................        5,734          1,555,921
    Mining & Metallurgical
      Co., Norilsk Nickel,
      ADR ...........................        1,000            270,750
    Mobile Telesystems
      OJSC, ADR .....................       99,160         10,093,496
    NovaTek OAO .....................       64,397            478,148
    NovaTek OAO, GDR.. ..............        1,600            123,040
    Novolipetsk Steel -
      GDR*@ .........................       12,600            504,630
    Novolipetsk Steel, GDR ..........        5,982            244,664
    Novorossiysk Commercial
      Sea Port GDR* .................        6,623            132,460
    OAO Gazprom ADR .................       41,000          2,324,700
    OAO Rosneft Oil
      Company, GDR ..................      122,412          1,187,396
    Open Investments -
      Class S* ......................          836            259,160
    Pharmstandard, GDR* .............       15,511            426,553
    Polyus Gold Co. ADR .............        8,125            382,780
    Rostelecom Class - S ............       10,000            117,500
    Sberbank Class - S ..............      625,758          2,640,699
    Sberbank GDR ....................          251            136,995
    Severstal - BRD .................        4,300             97,524
    Sistema JSFC, GDR. ..............        3,500            146,125
    Surgutneftegaz ADR ..............        5,300            324,890
    Tatneft, GDR ....................        1,200            145,200
    TGK-5 ...........................      697,216                634
    TMK OAO GDR*@ ...................        1,916             83,154
    Unified Energy System
      GDR* ..........................        3,400            442,000
    Uralkali Class - S* .............       42,197            329,137
    Uralkali GDR*@ ..................        1,273             48,119
    Uralsvyazinform
      Class - S .....................      575,000             36,225
    Uralsvyazinform, ADR ............       23,453            288,472
    Vimpel-Communications,
      ADR ...........................       37,789          1,572,022
    VTB Bank OJSC, GDR* .............       34,446            351,349


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 RUSSIA -- (CONTINUED)
    Wimm-Bill-Dann Foods
      OJSC - Class S ................        2,657     $      239,130
    Wimm-Bill-Dann Foods
      OJSC, ADR .....................        4,352            570,286
                                                       --------------
   TOTAL RUSSIA ..................................         39,273,134
                                                       --------------
 SAUDI ARABIA -- 0.1%
    The Saudi Arabia Investment
      Fund, Ltd. ....................       15,687          1,164,446
                                                       --------------
   TOTAL SAUDI ARABIA ............................          1,164,446
                                                       --------------
 SINGAPORE -- 0.7%
    Allgreen Properties, Ltd. .......      176,000            182,181
    CapitaLand, Ltd. ................       90,000            392,025
    Chartered Semiconductor
      Manufacturing, Ltd.,
      ADR* ..........................        5,208             34,946
    City Developments, Ltd. .........        8,000             78,919
    Cosco Corp. Singapore,
      Ltd ...........................        1,000              4,015
    Datacraft Asia, Ltd. ............      129,000            161,250
    DBS Group Holdings,
      Ltd. ..........................       44,000            632,742
    Fraser & Neave, Ltd. ............       43,000            176,248
    Jardine Cycle & Carriage,
      Ltd. ..........................       84,055          1,272,985
    Keppel Corp., Ltd. ..............       69,000            623,155
    Neptune Orient Lines,
      Ltd. ..........................      151,000            410,164
    Olam International, Ltd. ........       15,000             29,803
    Oversea-Chinese Banking
      Corp., Ltd. ...................       10,000             57,591
    People's Food Holdings,
      Ltd. ..........................       29,000             22,363
    SembCorp Industries,
      Ltd. ..........................       48,000            193,407
    Singapore Airlines, Ltd. ........      113,200          1,366,783
    Singapore Exchange, Ltd. ........       34,000            316,982
    Singapore Telecommunications,
      Ltd. ..........................      340,000            944,805
    United Industrial Corp.,
      Ltd. ..........................       30,000             57,314
    United Overseas Land
      Group, Ltd. ...................       23,000             72,222
    Wilmar International, Ltd. ......       36,000            134,801
                                                       --------------
   TOTAL SINGAPORE ...............................          7,164,701
                                                       --------------


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SOUTH AFRICA -- 1.1%
    ABSA Group, Ltd. ................        7,700     $      125,059
    Aeci, Ltd. ......................        3,000             34,678
    African Bank Investments,
      Ltd. ..........................       10,900             52,631
    African Rainbow Minerals,
      Ltd. ..........................        2,100             46,705
    Allied Electronics Corp.,
      Ltd. ..........................        4,900             34,773
    Anglo Platinum, Ltd. ............        1,000            147,790
    Anglogold Ashanti, Ltd. .........        2,600            111,466
    ArcelorMittal South
      Africa, Ltd. ..................        2,900             57,921
    Aspen Pharmacare
      Holdings, Ltd.* ...............        7,200             40,033
    Aveng, Ltd. .....................       19,500            173,619
    AVI, Ltd. .......................       12,300             36,085
    Avusa, Ltd. (Johnnic
      Communications, Ltd.). ........        2,400             19,244
    Barloworld, Ltd. ................       11,300            178,073
    Bidvest Group, Ltd. .............       15,700            276,815
    DataTec, Ltd. ...................        5,900             28,463
    Discovery Holdings, Ltd. ........        5,299             21,035
    Ellerine Holdings, Ltd. .........        3,600             43,720
    FirstRand, Ltd. .................      209,889            606,540
    Foschini, Ltd. ..................        4,000             28,269
    Freeworld Coatings, Ltd. ........       11,300             17,444
    Gold Fields, Ltd.. ..............       22,980            332,880
    Grindrod, Ltd. ..................       12,600             43,178
    Group Five, Ltd./
      South Africa ..................        4,500             36,214
    Growthpoint Properties,
      Ltd. ..........................       17,500             39,945
    Harmony Gold Mining
      Co., Ltd.* ....................        5,500             56,703
    Illovo Sugar, Ltd. ..............       10,300             33,684
    Impala Platinum Holdings,
      Ltd. ..........................       38,813          1,347,368
    Imperial Holdings, Ltd. .........        4,100             62,619
    Investec, Ltd. ..................        7,000             66,832
    JD Group, Ltd. ..................        3,300             24,626
    Kumba Iron Ore, Ltd. ............       10,953            456,752
    Lewis Group, Ltd.. ..............        3,900             26,221
    Liberty Group, Ltd. .............        2,800             36,770
    Massmart Holdings, Ltd. .........       31,024            326,838
    Metorex, Ltd.* ..................        9,900             31,651
    MTN Group, Ltd. .................       74,531          1,396,540
    Murray & Roberts
      Holdings, Ltd. ................       86,487          1,290,785


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SOUTH AFRICA -- (CONTINUED)
    Mvelaphanda Group, Ltd. .........       21,700     $       32,545
    Nampak, Ltd. ....................       11,100             34,919
    Naspers, Ltd. ...................        9,983            236,635
    Nedbank Group, Ltd. .............       10,700            212,924
    Network Healthcare
      Holdings, Ltd.* ...............       37,600             63,709
    Pick'n Pay Stores, Ltd. .........        6,900             37,981
    Pretoria Portland
      Cement Co., Ltd. ..............       20,771            132,874
    Remgro, Ltd. ....................        7,500            217,910
    Reunert, Ltd. ...................        7,500             78,453
    RMB Holdings, Ltd. ..............       14,800             64,100
    Sanlam, Ltd. ....................      173,069            576,107
    Sappi, Ltd. .....................        3,600             51,253
    Sasol, Ltd. .....................       27,628          1,370,414
    Shoprite Holdings,
      Ltd. ..........................       71,947            453,199
    Standard Bank Group,
      Ltd. ..........................       24,538            359,326
    Steinhoff International
      Holdings, Ltd. ................       28,200             80,049
    Sun International, Ltd. .........        4,500             96,132
    Telkom SA, Ltd. .................        7,900            159,518
    The Spar Group, Ltd. ............        4,600             40,586
    Tiger Brands, Ltd. ..............        3,800             93,411
    Truworths International,
      Ltd. ..........................       10,700             42,272
    Wilson Bayly Holmes-
      Ovcon, Ltd. ...................        2,600             52,507
    Woolworths Holdings,
      Ltd. ..........................       20,800             48,695
                                                       --------------
   TOTAL SOUTH AFRICA ............................         12,225,488
                                                       --------------
 SOUTH KOREA -- 1.4%
    Amorepacific Corp.* .............           70             53,095
    Cheil Industries, Inc.* .........          890             49,727
    Daegu Bank ......................        2,370             39,371
    Daelim Industrial Co.* ..........          300             57,369
    Daewoo Engineering &
      Construction Co.,
      Ltd.* .........................        1,574             41,534
    Daewoo Securities Co.,
      Ltd. ..........................        1,700             55,574
    Daewoo Shipbuilding &
      Marine Engineering
      Co., Ltd.* ....................          970             53,471
    DC Chemical Co., Ltd.* ..........          270             72,400


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SOUTH KOREA -- (CONTINUED)
    Dongkuk Steel Mill Co.,
      Ltd.* .........................        1,010     $       51,307
    Doosan Heavy Industries
      and Construction Co.,
      Ltd.* .........................          510             68,650
    GS Engineering &
      Construction Corp.* ...........          320             53,330
    GS Holdings Corp.* ..............        6,730            417,727
    Hana Financial Group,
      Inc. ..........................        1,970            106,071
    Hanjin Heavy Industries &
      Construction Co.,
      Ltd.* .........................          500             36,804
    Hanjin Shipping Co.,
      Ltd.* .........................        2,000             85,038
    Hankook Tire Co., Ltd. ..........       15,460            295,640
    Hanwha Corp.* ...................          880             66,561
    Hynix Semiconductor,
      Inc.* .........................        3,320             92,040
    Hyundai Department Store
      Co., Ltd.* ....................        1,738            220,952
    Hyundai Development
      Co.* ..........................          640             62,561
    Hyundai Engineering &
      Construction Co.,
      Ltd.* .........................          560             52,766
    Hyundai Heavy
      Industries* ...................          390            184,365
    Hyundai Merchant Marine
      Co., Ltd. .....................        1,320             60,638
    Hyundai Mipo Dockyard
      Co., Ltd.* ....................          150             46,231
    Hyundai Mobis* ..................        1,290            120,173
    Hyundai Motor Co.,
      Ltd.* .........................       10,620            812,341
    Hyundai Securities Co. ..........        1,860             45,703
    Hyundai Steel Co.* ..............          860             72,582
    Industrial Bank of
      Korea* ........................        2,410             45,314
    Kangwon Land, Inc.* .............        2,120             55,715
    Kia Motors Corp.*. ..............        3,820             41,218
    Kookmin Bank* ...................        5,674            418,253
    Korea Electric Power
      Corp.* ........................       10,030            424,859
    Korea Gas Corp.*.. ..............        1,060             73,381
    Korea Investment
      Holdings Co., Ltd. ............          750             64,019


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SOUTH KOREA -- (CONTINUED)
    Korea Zinc Co., Ltd.* ...........        1,076     $      150,011
    Korean Air Lines Co.,
      Ltd.* .........................        1,260            103,379
    KT Corp. ........................       14,500            757,492
    KT Freetel Co., Ltd.* ...........        2,160             70,035
    KT&G Corp. ......................        2,250            191,576
    Kumho Industrial Co.,
      Ltd.* .........................        3,227            195,127
    LG Chem, Ltd.* ..................        3,827            366,326
    LG Corp.* .......................          960             71,688
    LG Dacom Corp.* .................        1,800             40,959
    LG Electronics, Inc.* ...........        8,733            932,963
    LG Household & Health
      Care, Ltd. ....................          300             62,176
    LG Philips LCD Co.,
      Ltd. ..........................        7,610            402,430
    LG Telecom, Ltd.*. ..............        5,600             58,869
    LIG Non-Life Insurance
      Co., Ltd. .....................        9,990            254,006
    Lotte Confectionery Co.,
      Ltd.* .........................          291            525,389
    Lotte Shopping Co.,
      Ltd.* .........................          190             83,831
    NHN Corp.* ......................        1,676            404,833
    POSCO ...........................          860            528,284
    POSCO ADR .......................        4,322            650,072
    Pusan Bank ......................       12,251            205,481
    S-Oil Corp. .....................          740             62,454
    Samsung Corp.* ..................        1,320            101,533
    Samsung Electronics
      Co., Ltd. .....................        3,362          1,996,979
    Samsung Engineering
      Co., Ltd.* ....................          370             37,077
    Samsung Fire & Marine
      Insurance Co., Ltd. ...........          530            143,251
    Samsung Heavy Industries
      Co., Ltd.* ....................        1,880             80,739
    Samsung Securities Co.,
      Ltd. ..........................          670             64,992
    Samsung Techwin Co.,
      Ltd. ..........................          650             29,269
    Shinhan Financial Group
      Co., Ltd.* ....................        4,200            240,051
    Shinsegae Co., Ltd. .............          220            170,632
    SK Energy Co., Ltd. .............          990            191,432
    SK Holdings Co., Ltd.* ..........        1,593            336,963
    SK Telecom Co., Ltd. ............          935            248,721


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SOUTH KOREA -- (CONTINUED)
    SK Telecom Co., Ltd.
      ADR ...........................        9,852     $      293,984
    Woori Finance Holdings
      Co., Ltd.* ....................        2,470             49,740
    Woori Investment &
      Securities Co., Ltd. ..........        9,580            269,679
    Youngone Corp.* .................       19,250            209,764
                                                       --------------
   TOTAL SOUTH KOREA .............................         15,078,967
                                                       --------------
 SPAIN -- 3.2%
    Abertis Infraestructuras
      SA ............................        4,154            133,857
    Acciona SA ......................        1,571            498,079
    Acerinox SA .....................        6,000            147,638
    Banco de Sabadell SA ............       47,100            510,272
    Banco Espanol de Credito
      SA ............................        5,187            100,939
    Banco Pastor SA .................        7,300            113,774
    Banco Santander Central
      Hispano SA ....................      122,408          2,646,921
    Banco Santander Central
      Hispano SA, ADR ...............      237,800          5,122,212
    Cementos Portland
      Valderrivas SA ................          587             63,594
    Gamesa Corp Tecnologica
      SA ............................        2,835            132,555
    Gas Natural SDG SA ..............       33,464          1,958,023
    Grupo Ferrovial SA ..............        2,256            158,719
    Iberdrola Renovables* ...........       29,703            245,364
    Iberdrola SA ....................       36,643            557,169
    Iberia Lineas Aereas de
      Espana SA .....................      564,814          2,477,363
    Industria de Diseno Textil
      SA ............................        5,924            363,944
    Repsol YPF SA ...................      122,916          4,381,321
    Repsol YPF SA, ADR ..............       33,495          1,193,427
    Telefonica SA ...................      156,071          5,070,248
    Union Fenosa SA .................      129,361          8,736,033
                                                       --------------
   TOTAL SPAIN ...................................         34,611,452
                                                       --------------
 SWEDEN -- 1.9%
    Alfa Laval AB ...................          500             28,160
    Atlas Copco AB -
      Class A .......................       38,000            567,366
    Bankas Snoras AB*................       18,700             29,061
    Electrolux AB Series B ..........       54,600            916,589
    Getinge AB - Class B ............        6,729            180,635


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SWEDEN -- (CONTINUED)
    Hennes & Mauritz AB -
      Class B .......................        5,592     $      340,459
    Hexagon AB ......................        4,000             83,859
    Holmen AB .......................        2,300             85,407
    JM AB ...........................        4,696             96,271
    Lundin Petroleum AB* ............        8,600             89,816
    Millicom International
      Cellular SA* ..................       10,950          1,267,267
    Modern Times - Class B ..........        6,816            479,837
    NCC AB Class B ..................        5,200            111,833
    Nordea AB .......................      220,194          3,679,439
    OMX AB ..........................        5,500            222,529
    Scania AB Class B. ..............       62,500          1,489,200
    Skandinaviska Enskilda
      Banken AB .....................       60,233          1,542,357
    SKF AB ..........................       46,600            789,501
    Svenska Cellulosa AB
      Class B .......................       21,700            384,430
    Svenska Handelsbanken
      AB - Class A ..................       15,800            506,034
    Swedbank AB
      (ForeningsSparbanken AB)
      Class A .......................       30,832            872,982
    Tele2 AB Class B.. ..............       45,250            906,652
    Telefonaktiebolaget
      Ericsson LM -
      Class B .......................      337,538            792,769
    TeliaSonera AB ..................      377,859          3,537,020
    Trelleborg AB Class B ...........        3,400             71,281
    Volvo AB - Class A ..............       30,300            506,313
    Volvo AB - Class B ..............       68,400          1,148,255
                                                       --------------
   TOTAL SWEDEN ..................................         20,725,322
                                                       --------------
 SWITZERLAND -- 5.7%
    ABB, Ltd. .......................      129,798          3,739,797
    Actelion, Ltd.* .................        4,613            212,080
    Adecco SA .......................       36,429          1,970,831
    Baloise Holding, Ltd. ...........        2,374            233,804
    BKW FMB Energie AG ..............        1,754            223,094
    Clariant AG* ....................        9,213             85,689
    Compagnie Financiere
      Richemont AG ..................       38,487          2,641,381
    Credit Suisse Group .............       25,163          1,513,581
    Credit Suisse Group
      ADR ...........................       27,574          1,657,197
    Flughafen Zuerich AG ............          979            397,774
    Givaudan SA .....................          210            202,367
    Holcim, Ltd. - Class B ..........       34,302          3,675,160


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SWITZERLAND -- (CONTINUED)
    Nestle SA .......................       27,004     $   12,403,021
    Nobel Biocare Holding
      AG ............................          193             51,653
    Novartis AG .....................       45,931          2,519,379
    Roche Holding AG -
      Genusschein ...................        2,946            508,976
    SGS Societe Generale
      de Surveillance
      Holding SA ....................          224            266,905
    Sonova Holdings AG
      (Phonak Holding AG) ...........       20,185          2,280,318
    STMicroelectronics NV ...........      116,292          1,666,245
    Swatch Group AG .................        7,698          2,320,313
    Swiss Life Holding* .............        1,450            362,452
    Swiss Reinsurance. ..............       15,181          1,078,754
    Synthes, Inc. ...................          799             99,227
    The Swatch Group AG .............       19,139          1,130,099
    UBS AG ..........................       92,061          4,260,916
    Zurich Financial Services
      AG ............................       55,444         16,283,200
                                                       --------------
   TOTAL SWITZERLAND .............................         61,784,213
                                                       --------------
 TAIWAN -- 1.1%
    Acer, Inc. ......................      156,000            305,416
    Advanced Semiconductor
      Engineering, Inc. .............       63,136             63,264
    Asia Cement Corp.. ..............       35,000             51,149
    Asia Optical Co., Inc. ..........       11,000             30,862
    Asustek Computer, Inc. ..........      192,000            576,571
    AU Optronics Corp. ..............       91,000            178,159
    Av Tech Corp. ...................        7,000             44,567
    Catcher Technology Co.,
      Ltd. ..........................        7,800             45,452
    Cathay Financial Holding
      Co., Ltd. .....................       83,000            172,989
    Chang Hwa Commercial
      Bank ..........................      692,000            378,702
    Cheng Shin Rubber
      Industry Co., Ltd. ............       36,000             58,826
    Chi Mei Optoelectronics
      Corp. .........................       62,000             86,975
    China Development
      Financial Holding
      Corp. .........................      184,370             72,760
    China Steel Corp. ...............      129,000            173,010
    Chinatrust Financial
      Holding Co., Ltd.* ............      128,000             90,965
    Chroma Ate, Inc. ................       95,000            192,141


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 TAIWAN-- (CONTINUED)
    Chunghwa Telecom
      Co., Ltd. .....................      146,364     $      270,304
    Compal Electronics,
      Inc. ..........................      397,000            434,522
    Coretronic Corp. ................      167,000            224,489
    Delta Electronics,
      Inc. ..........................       22,000             75,290
    Elan Microelectronics
      Corp. .........................      142,000            278,444
    Epistar Corp. ...................       10,000             42,856
    Eva Airways Corp.* ..............      144,000             59,936
    Evergreen Marine Corp.
      Taiwan, Ltd. ..................       94,000             85,785
    Far Eastern Textile
      Co., Ltd. .....................       54,590             64,041
    Far EasTone
      Telecommunications
      Co., Ltd. .....................      116,000            146,634
    Farglory Land
      Development Co.,
      Ltd. ..........................       68,000            167,723
    First Financial Holding
      Co., Ltd. .....................      648,000            478,490
    Formosa Chemicals &
      Fibre Corp. ...................       50,000            127,950
    Formosa Petrochemical
      Corp. .........................       33,000             98,691
    Formosa Plastics Corp. ..........       74,000            207,847
    Formosa Taffeta Co.,
      Ltd. ..........................       59,000             59,483
    Foxconn Technology Co.,
      Ltd. ..........................        7,000             56,976
    Fubon Financial Holding
      Co., Ltd. .....................       87,000             77,251
    High Tech Computer
      Corp. .........................       30,000            554,040
    HON HAI Precision
      Industry Co., Ltd. ............       87,000            541,830
    Hua Nan Financial
      Holdings Co., Ltd. ............       67,000             43,999
    Innolux Display Corp. ...........       64,000            217,053
    Largan Precision Co.,
      Ltd. ..........................        5,000             66,287
    Lite-On Technology
      Corp. .........................       33,225             57,979
    MediaTek, Inc. ..................       12,000            155,760
    Mega Financial Holding
      Co., Ltd. .....................      135,000             83,037


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 TAIWAN -- (CONTINUED)
    Nan Ya Plastics Corp. ...........      304,000     $      806,055
    Novatek Microelectronics
      Corp. Ltd. ....................       10,000             38,231
    Phoenix Precision
      Technology Corp. ..............      257,000            217,901
    POU Chen Corp. ..................      101,000             94,665
    Powerchip Semiconductor
      Corp. .........................      107,000             45,526
    Powertech Technology,
      Inc. ..........................       73,000            259,955
    President Chain Store
      Corp. .........................       28,000             73,551
    ProMos Technologies,
      Inc. ..........................      114,000             30,579
    Quanta Computer, Inc. ...........      261,000            370,564
    Realtek Semiconductor
      Corp. .........................        8,400             29,136
    Shin Kong Financial
      Holding Co., Ltd. .............       63,804             43,868
    Siliconware Precision
      Industries Co. ................      190,000            341,519
    SinoPac Financial
      Holdings Co., Ltd. ............      121,000             45,327
    Synnex Technology
      International Corp. ...........       18,000             44,952
    Taishin Financial Holdings
      Co., Ltd.* ....................       82,000             34,004
    Taiwan Cement Corp. .............       56,000             77,695
    Taiwan Mobile Co., Ltd. .........      328,000            439,902
    Taiwan Semiconductor
      Manufacturing Co.,
      Ltd. ..........................      509,000            972,976
    U-Ming Marine Transport
      Corp. .........................       27,000             73,755
    Uni-President Enterprises
      Corp. .........................      139,000            188,136
    Unimicron Technology
      Corp. .........................      162,000            284,697
    United Microelectronics
      Corp. .........................      177,777            110,444
    Wan Hai Lines, Ltd. .............       78,000             70,943
    Wistron Corp. ...................      184,000            342,080
    Yuanta Financial Holding
      Co., Ltd.* ....................      123,000             80,206
    Yulon Motor Co., Ltd. ...........       43,000             41,231
                                                       --------------
   TOTAL TAIWAN ..................................         12,356,403
                                                       --------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 THAILAND -- 0.4%
    Advanced Info Service
      PCL ...........................       65,500     $      188,615
    Airports of Thailand
      PCL ...........................       24,100             41,138
    Aromatics Thailand
      PCL* ..........................       18,400             35,778
    Bangkok Bank PCL.. ..............       60,900            213,335
    Bangkok Dusit Medical
      Service PCL ...................       69,000             68,621
    Bangkok Expressway
      PCL ...........................       50,500             35,680
    Bank of Ayudhya PCL .............       92,000             71,694
    Banpu PCL .......................        7,800             92,623
    Banpu PCL .......................       14,100            172,457
    BEC World  PCL ..................       66,700             56,928
    Bumrungrad Hospital
      PCL ...........................       54,000             64,925
    Calcomp Electronics
      Thailand PCL ..................      211,500             43,951
    Central Pattana PCL .............       44,600             33,101
    CH Karnchang PCL.. ..............      137,900             34,593
    Charoen Pokphand
      Foods PCL .....................      382,800             52,275
    CP ALL (Seven Eleven)
      PCL ...........................      203,400             65,817
    Delta Electronics Thai
      PCL ...........................       52,900             34,235
    Electricity Generating
      PCL ...........................       16,100             53,531
    Hana Microelectronics
      PCL ...........................       89,700             57,519
    IRPC PCL (Thai
      Petrochemical Industry
      PCL) ..........................      293,100             55,253
    Italian-Thai Development
      PCL* ..........................      385,100             94,317
    Kasikornbank Public
      Co., Ltd. .....................       74,700            192,932
    Krung Thai Bank PCL* ............      150,000             44,975
    Land & Houses PCL. ..............      408,000             90,842
    Minor International PCL .........      142,500             76,993
    Precious Shipping PCL ...........       45,400             39,086
    PTT Chemical PCL.. ..............       64,600            238,564
    PTT Exploration &
      Production PCL ................       70,500            586,802
    Quality House PCL. ..............      344,934             21,914
    Ratchaburi Electricity
      Generating Holding
      PCL ...........................       46,000             62,476


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 THAILAND -- (CONTINUED)
    Rayong Refinery PCL* ............       61,400     $       40,648
    Siam Cement PCL .................       24,400            168,051
    Siam City Bank PCL ..............       63,100             27,724
    Siam City Cement PCL ............        4,600             35,232
    Siam Commercial Bank
      PCL ...........................      140,000            358,317
    Sino Thai Engineering &
      Construction PCL* .............      180,500             29,472
    Thai Airways International
      PCL ...........................       46,000             53,599
    Thai Beverage PCL. ..............      344,000             60,940
    Thai Oil PCL ....................      217,000            557,236
    Thai Union Frozen
      Products PCL ..................       48,300             32,262
    Thoresen Thai Agencies
      PCL ...........................       36,800             51,619
    TMB Bank PCL* ...................      546,200             23,674
    Total Access
      Communication PCL* ............       26,800             30,820
    True Corp PCL* ..................      157,500             27,119
                                                       --------------
   TOTAL THAILAND ................................          4,417,683
                                                       --------------
 TURKEY -- 0.8%
    Adana Cimento Class A ...........        4,600             27,665
    Akbank TAS ......................      100,865            748,579
    Akcansa Cimento AS ..............        4,900             29,678
    Aksigorta AS ....................        5,700             33,551
    Alarko Holding AS. ..............       12,489             39,208
    Anadolu Efes Biracilik
      Ve Malt Sanayii AS ............       38,243            453,467
    Anadolu Efes Biracilik ve
      Malt Sanayii AS ADR ...........            3                  7
    Arcelik .........................        6,200             43,105
    Aygaz AS ........................        9,500             42,546
    Bim Birlesik Magazalar
      AS ............................          650             58,221
    Cimsa Cimento Sanayi
      VE Tica .......................        4,400             32,468
    Dogan Sirketler Grubu
      Holding AS* ...................      310,697            588,396
    Dogan Yayin Holding* ............       12,197             49,528
    Dogus Otomotiv Servis
      VE Ticaret AS .................        6,500             48,518
    Eczacibasi Ilac Sanayi* .........        6,500             28,833
    Enka Insaat VE Sanayi
      AS ............................       15,900            278,055


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 TURKEY -- (CONTINUED)
    Eregli Demir VE Celik
      Fabrikalari TAS ...............       29,500     $      259,202
    Ford Otomotiv Sanayi
      AS ............................        4,000             41,288
    Haci Omer Sabinci
      Holding AS ....................       23,500            129,305
    Hurriyet Gazetecilik AS* ........       10,809             33,380
    Ihlas Holding* ..................       53,700             48,558
    Is Gayrimenkul Yatirim
      Ortakligi AS* .................       18,400             26,998
    Kardemir Karabuk Demir
      Celik Sanayi VE
      Ticaret AS ....................       43,100             50,738
    KOC Holding AS* .................       93,681            507,464
    Migros Turk TAS .................       12,155            237,449
    Petkim Petrokimya
      Holding* ......................        6,700             49,153
    Petrol Ofisi AS*.. ..............       14,784             76,301
    Sekerbank TAS* ..................        4,200             18,631
    Tofas Turk Otomobil
      Fabrikasi AS ..................        6,400             33,577
    Trakya Cam Sanayi AS ............       16,563             39,562
    Tupras-Turkiye Petrol
      Rafine ........................       34,909          1,019,947
    Turk Hava Yollari Anonim
      Ortakligi* ....................       51,137            375,157
    Turk Sise VE Cam
      Fabrikalari AS ................       16,590             33,399
    Turkcell Iletisim
      Hizmetleri AS .................      131,866          1,439,866
    Turkiye Garanti
      Bankasi AS ....................      136,169          1,219,684
    Turkiye Is Bankasi ..............       86,628            543,157
    Turkiye Sinai Kalkinma
      Bankasi AS* ...................       19,300             31,776
    Ulker Biskuvi Sanayi
      AS ............................        8,022             32,709
    Yapi VE Kredi Bankasi
      AS* ...........................       29,900            105,087
    Yazicilar Holding
      AS ............................        3,800             32,740
                                                       --------------
   TOTAL TURKEY ..................................          8,886,953
                                                       --------------
 UKRAINE -- 0.1%
    Ukmafta Oil Co., ADR* ...........          726            365,521
    UkrTelecom, GDR* ................       75,799            803,460
                                                       --------------
   TOTAL UKRAINE .................................          1,168,981
                                                       --------------


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 UNITED ARAB EMIRATES -- 0.1%
    Amlak Finance PJSC* .............       50,900     $       71,099
    DP World, Ltd. ..................      134,371            159,901
    Dubai Investments ...............       80,700            119,756
    Dubai Islamic Bank
      PJSC ..........................       51,700            154,849
    Emaar Properties PJSC ...........       99,400            403,273
    Tabreed* ........................      209,800            194,799
    Union Properties PJSC* ..........       54,000             75,429
                                                       --------------
   TOTAL UNITED ARAB EMIRATES ....................          1,179,106
                                                       --------------
 UNITED KINGDOM -- 13.8%
    3I Group PLC ....................      400,368          7,993,559
    Alliance & Leicester
      PLC ...........................       10,000            128,991
    Amblin Red Class B
      SHS ...........................       27,018             12,047
    Amec PLC ........................       41,006            684,440
    Amlin PLC .......................       24,016            142,463
    Anglo American PLC ..............       58,176          3,563,506
    Antofagasta PLC .................      807,668         11,527,456
    Ashtead Group PLC. ..............       21,238             35,512
    Associated British Foods
      PLC ...........................       19,503            349,211
    AstraZeneca PLC .................       71,994          3,101,262
    Aviva PLC .......................      158,362          2,121,539
    BAE Systems PLC .................       18,980            188,153
    Barclays PLC ADR.. ..............       63,647          2,569,429
    BHP Billiton PLC.. ..............      247,463          7,615,610
    BP PLC ..........................      171,605          2,100,826
    British Airways PLC* ............      102,144            629,809
    British American Tobacco
      PLC ...........................       29,445          1,151,752
    BT Group PLC ....................      548,950          2,980,454
    Burberry Group PLC ..............       18,118            205,395
    Cadbury Schweppes PLC ...........       20,577            254,366
    Carnival PLC ....................       11,668            515,393
    Catlin Group, Ltd. ..............       18,008            137,293
    Centrica PLC ....................      545,672          3,896,804
    Compass Group PLC ...............      240,351          1,475,999
    Dangote Sugar Refinery
      PLC ...........................      176,600             58,342
    Diageo PLC ......................       77,300          1,661,836
    Drax Group PLC ..................       47,629            573,603
    Enterprise Inns PLC .............       25,680            248,948
    Fiberweb PLC ....................       49,572             36,511
    Galiform PLC* ...................       26,995             48,631
    GlaxoSmithKline PLC .............      200,411          5,102,337
    Greene King PLC .................        7,858            125,137


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 UNITED KINGDOM -- (CONTINUED)
    HBOS PLC ........................      154,000     $    2,253,165
    Home Finance Co. ................       80,000             44,621
    Home Retail Group PLC ...........      509,466          3,326,396
    HSBC Holdings PLC ...............       79,501          1,332,507
    HSBC Holdings PLC,
      ADR ...........................       75,983          6,360,444
    IMI PLC .........................       26,931            211,085
    Imperial Tobacco Group
      PLC ...........................       15,010            810,318
    Inchcape PLC ....................       37,957            285,985
    International Power PLC .........      234,567          2,117,528
    Intertek Group PLC ..............       13,359            263,266
    ITV PLC .........................      212,910            361,942
    J Sainsbury PLC .................      289,273          2,448,709
    Kazakhmys PLC ...................      200,452          5,470,479
    Kingfisher PLC ..................      136,142            394,583
    Land Securities Group
      PLC ...........................       19,963            598,461
    Legal & General Group
      PLC ...........................      440,253          1,144,539
    Marks & Spencer Group
      PLC ...........................      163,765          1,825,551
    Meggitt PLC .....................       18,000            119,227
    Millennium & Copthorne
      Hotels PLC ....................        7,687             62,508
    Mondi PLC .......................       29,415            248,853
    Next PLC ........................      112,771          3,645,595
    Old Mutual PLC ..................       90,000            300,263
    Pearson PLC, ADR.. ..............       34,583            500,762
    Persimmon PLC ...................       64,424          1,025,942
    Peter Hambro Mining
      PLC* ..........................        8,131            198,274
    Prudential PLC ..................       80,234          1,137,165
    Punch Taverns PLC ...............       13,977            212,704
    QinetiQ PLC .....................       23,240             91,135
    Reckitt Benckiser Group
      PLC ...........................       30,158          1,749,351
    Resolution PLC ..................       29,500            418,107
    Reuters Group PLC ...............      109,838          1,392,762
    Rexam PLC .......................       22,732            189,373
    Rio Tinto PLC ...................       16,070          1,700,856
    Rio Tinto PLC, ADR ..............        1,056            443,414
    Rolls-Royce Group
      PLC ...........................    1,838,442              3,660
    Rolls-Royce Group
      PLC* ..........................       45,506            494,591
    Royal & Sun Alliance
      Insurance Group PLC ...........       72,649            214,320


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 UNITED KINGDOM -- (CONTINUED)
    Royal Bank of Scotland
      Group PLC .....................      569,034     $    5,029,284
    Royal Dutch Shell PLC
      ADR ...........................       37,944          3,149,352
    Royal Dutch Shell PLC
      Class B .......................       68,006          2,829,297
    Schroders PLC ...................       35,381            916,993
    Scottish & Newcastle
      PLC ...........................       50,922            751,626
    Scottish & Southern
      Energy PLC ....................       21,918            714,660
    Shire PLC .......................       73,296          1,676,429
    Sibir Energy PLC.. ..............       45,731            523,436
    Smith & Nephew PLC ..............       36,848            425,429
    Stagecoach Group PLC ............      184,531          1,046,885
    Taylor Wimpey PLC ...............       30,619            123,881
    Tesco PLC .......................       99,692            947,090
    Thomas Cook Group
      PLC* ..........................       17,702             99,370
    Tomkins PLC .....................      540,753          1,902,582
    Tomkins PLC ADR .................       11,196            156,184
    Travis Perkins PLC ..............        2,696             64,615
    Trinity Mirror PLC ..............       15,425            107,007
    Unilever PLC ....................      152,493          5,737,063
    Unilever PLC ADR.. ..............       17,819            666,787
    Vodafone Group PLC ..............    1,044,409          3,904,372
    Vodafone Group PLC
      ADR ...........................      235,519          8,789,569
    WM Morrison
      Supermarkets PLC ..............      767,993          4,922,640
    WPP Group PLC ...................        6,484             83,509
    Xstrata PLC .....................       27,009          1,908,630
    Yell Group PLC ..................       27,551            219,921
                                                       --------------
   TOTAL UNITED KINGDOM ..........................        151,331,666
                                                       --------------
 VIETNAM -- 0.1%
    Dragon Capital - Vietnam
      Enterprise Investments,
      Ltd. ..........................      164,165            932,457
                                                       --------------
   TOTAL VIETNAM .................................            932,457
                                                       --------------
   TOTAL COMMON STOCK
      (COST $954,303,558) ........................      1,047,955,374
                                                       --------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
EXCHANGE-TRADED FUNDS -- 0.4%
    Hang Seng Investment Index
      Funds Series
      H-Share .......................        8,166     $      168,925
    Hang Seng Investment
      Index Funds
      Series II .....................       19,600            701,814
    iShares MSCI Australia
      Index Fund ....................       26,065            751,193
    iShares MSCI Canada
      Index Fund ....................       26,119            838,942
    iShares MSCI Emerging
      Markets Index Fund ............        2,520            378,756
    iShares MSCI India
      Index Fund* ...................       42,220            403,201
    iShares MSCI Taiwan
      Index Fund ....................       49,300            740,979
                                                       --------------
   TOTAL EXCHANGE-TRADED FUNDS
      (COST $3,836,043) ..........................          3,983,810
                                                       --------------

PREFERRED STOCK -- 1.6%
 BRAZIL -- 1.0%
    AES Tiete SA,
      12.15% ........................      770,000             28,767
    Aracruz Celulose
      SA B, 4.26% ...................        6,700             48,594
    Banco Bradesco
      SA, 3.24% .....................       13,300            425,525
    Banco Itau Holding
      Financeira SA, 2.79%.. ........       15,600            398,764
    Brasil Telecom
      Participacoes SA
      4.21% .........................       29,700            434,154
    Brasil Telecom SA,
      5.30% .........................        4,100             42,037
    Braskem SA A, 1.26% .............        3,300             26,697
    Centrais Eletricas
      Brasileiras SA B,
      7.14% .........................        3,400             43,837
    Cia Brasileira de
      Distribuicao Grupo
      Pao de Acucar,
      0.33% .........................        2,800             53,656
    Cia de Bebidas das
      Americas,
      2.83% .........................        6,000            433,652


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 BRAZIL -- (CONTINUED)
    Cia Energetica de
      Minas Gerais,
      8.55% .........................       22,500     $      410,815
    Cia Energetica de
      Sao Paulo* ....................        2,000             48,798
    Cia Paranaense de
      Energia B, 4.42% ..............        1,800             27,101
    Cia Vale do Rio
      Doce A, 1.77% .................      130,592          3,723,339
    Duratex SA, 3.58%. ..............        4,000             97,753
    Gerdau SA, 3.11%.. ..............        4,200            122,602
    Gol Linhas Aereas
      Inteligentes SA,
      5.15% .........................        1,000             24,584
    Investimentos Itau
      SA, 3.03% .....................      183,869          1,213,742
    Iochpe Maxion SA,
      1.50% .........................        2,000             42,022
    Klabin SA, 5.67%.. ..............        8,500             31,565
    Lojas Americanas SA,
      0.75% .........................       10,000             87,360
    Marcopolo SA, 5.08% .............        7,900             31,955
    Metalurgica Gerdau SA,
      3.89% .........................        1,800             71,798
    NET Servicos de
      Comunicacao SA* ...............        4,300             52,421
    Petroleo Brasileiro SA
      0.35% .........................       27,476          1,364,538
    Randon Participacoes
      SA, 2.22% .....................        5,000             48,455
    Sadia SA, 2.65% .................      124,900            710,106
    Suzano Papel e Celulose
      SA, 2.29% .....................        2,200             35,843
    Tam SA, 2.79% ...................        1,300             31,149
    Tele Norte Leste
      Participacoes SA,
      4.28% .........................        4,700             90,171
    Telecomunicacoes de Sao
      Paulo SA, 13.97% ..............          900             22,854
    Telemar Norte Leste
      SA A, 4.55% ...................        1,100             42,331
    Tim Participacoes SA,
      3.45% .........................       10,000             34,157
    Ultrapar Participacoes SA,
      1.53% .........................          900             31,854



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 BRAZIL -- (CONTINUED)
    Usinas Siderurgicas de
      Minas Gerais
      SA A, 4.41% ...................       11,250     $      515,098
    Vivo Participacoes SA,
      0.23% .........................        9,100             48,107
    Votorantim Celulose e
      Papel SA, 3.71% ...............        1,300             39,584
                                                       --------------
   TOTAL BRAZIL ..................................         10,935,785
                                                       --------------
 CHILE -- 0.0%
    Embotelladora Andina
      SA B, 8.71% ...................       12,700             36,727
                                                       --------------
   TOTAL CHILE ...................................             36,727
                                                       --------------
 CROATIA -- 0.0%
    Adris Grupa DD, 1.22% ...........        1,000            115,630
                                                       --------------
   TOTAL CROATIA .................................            115,630
                                                       --------------
 GERMANY -- 0.5%
    Fresenius SE AG,
      1.10% .........................       11,931            992,549
    Porsche Automobil
      Holding SE AG,
      0.83% .........................        2,137          4,329,990
    Volkswagen AG, 1.48% ............        2,125            310,686
                                                       --------------
   TOTAL GERMANY .................................          5,633,225
                                                       --------------
 RUSSIA -- 0.1%
    Silvinit, 3.18% .................          889            577,850
    Surgutneftegaz ADR
      2.19% .........................        1,000             66,000
    Transneft, 0.57%.. ..............           25             50,225
    Unified Energy System* ..........       56,000             67,200
    URSA Bank
      (Sibacadembank
      OJSC) - Class S,
      2.67% .........................      149,055            269,790
                                                       --------------
   TOTAL RUSSIA ..................................          1,031,065
                                                       --------------
 SOUTH AFRICA -- 0.0%
    Allied Electronics
      Corp., Ltd.* ..................        9,900             62,288
                                                       --------------
   TOTAL SOUTH AFRICA ............................             62,288
                                                       --------------


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
 SOUTH KOREA -- 0.0%
    Samsung Electronics
      Co., Ltd., 2.03% ..............          220     $      100,593
                                                       --------------
   TOTAL SOUTH KOREA .............................            100,593
                                                       --------------
 THAILAND -- 0.0%
    Siam Commercial Bank
      PCL* ..........................       16,600             41,642
                                                       --------------
   TOTAL THAILAND ................................             41,642
                                                       --------------
   TOTAL PREFERRED STOCK
      (COST $15,189,887) .........................         17,956,955
                                                       --------------

RIGHTS -- 0.0%
 AUSTRIA -- 0.0%
    Meinl European Land,
      Ltd.* .........................       10,092            139,140
                                                       --------------
   TOTAL AUSTRIA .................................            139,140
                                                       --------------
 GREECE -- 0.0%
    Alapis Holding Industrial and
      Commercial SA of
      Pharmaceutical
      Chemical & Organic* ...........       97,258            331,317
                                                       --------------
   TOTAL GREECE ..................................            331,317
                                                       --------------
 HONG KONG -- 0.0%
    The Wharf .......................       19,500             26,759
                                                       --------------
   TOTAL HONG KONG ...............................             26,759
                                                       --------------
 ISRAEL -- 0.0%
    Shanghai Industrial
      Holdings, Ltd. ................          140                 --
                                                       --------------
   TOTAL ISRAEL ..................................                 --
                                                       --------------
 KOREA -- 0.0%
    Kumho Industrial
      Co., Ltd. .....................          387              1,903
                                                       --------------
   TOTAL KOREA ...................................              1,903
                                                       --------------
   TOTAL RIGHTS
      (COST $391,379) ............................            499,119
                                                       --------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
WARRANTS -- 0.8%
    Citigroup Global Markets
      Holdings Warrants -
      Bank Exchange Fund ............       30,576     $      769,537
    Citigroup Global Markets
      Holdings Warrants -
      Canara Bank ...................       36,922            311,031
    CLSA Financial - CW10
      ICICI Bank, Ltd. ..............        2,993             94,061
    Deutsche Bank AG/London -
      Unified Energy
      Systems - OGK2 ................            8             58,093
    Deutsche Bank AG/London -
      Unified Energy
      Systems - OGK4 ................            8            105,203
    Deutsche Bank AG/London -
      Unified Energy
      Systems - OGK7
      Hydro .........................            8            255,534
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK1 ................            8             37,621
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK2 ................            8             10,386
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK3 ................            8             65,180
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK4 ................            8             15,104
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK8 ................            8             17,953
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK9 ................            8             14,544
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK10 ...............            8             27,289
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK11 ...............            8              7,424
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK12 ...............            8             15,378


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
WARRANTS -- (CONTINUED)
    Deutsche Bank AG/London -
      Unified Energy
      Systems - InterRao
      Holdings ......................            8     $       21,769
    Deutsche Bank AG/London -
      Unified Energy
      Systems - MRSK
      Holding .......................            8            138,832
    Deutsche Bank AG/London -
      Unified Energy
      Systems - Far East
      Holding .......................            8             30,048
    Deutsche Bank AG/London -
      Unified Energy
      Systems - OGK1 ................            8             90,815
    Deutsche Bank AG/London -
      Unified Energy
      Systems - OGK3 ................            8             47,722
    Deutsche Bank AG/London -
      Unified Energy
      Systems - OGK6 ................            8             59,064
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK6 ................            8             13,609
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK7 ................            8             28,357
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK13 ...............            8             11,760
    Deutsche Bank AG/London -
      Unified Energy
      Systems - TGK14 ...............            8              2,564
    Deutsche Bank AG/London -
      Unified Energy
      Systems - FSK .................            8            127,735
    Merrill Lynch Int'l & Co. -
      CW09 Indiabulls Financial
      Services, Ltd. ................        4,800            119,285
    Merrill Lynch Int'l & Co. -
      CW09 Larsen &
      Toubro, Ltd. ..................        3,600            381,039
    Merrill Lynch Int'l & Co. -
      CW09 NTPC, Ltd. ...............       27,800            176,364



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
WARRANTS -- (CONTINUED)
    Merrill Lynch Int'l & Co. -
      CW09 Oil & Natural
      Gas Corp., Ltd. ...............        6,100     $      191,365
    Merrill Lynch Int'l & Co. -
      CW09 Ranbaxy
      Laboratories, Ltd. ............        8,900             96,181
    Merrill Lynch Int'l & Co. -
      CW09 Tata Consultancy
      Services, Ltd. ................        3,100             85,206
    Merrill Lynch Int'l & Co. -
      CW10 Aditya Birla
      Nuvo, Ltd. ....................        1,600             81,551
    Merrill Lynch Int'l & Co. -
      CW10 Ambuja
      Cements, Ltd. .................       26,400             98,493
    Merrill Lynch Int'l & Co. -
      CW10 Bharat Heavy
      Electricals, Ltd. .............        2,700            177,403
    Merrill Lynch Int'l & Co. -
      CW10 HDFC Bank,
      Ltd. ADR ......................        5,000            219,345
    Merrill Lynch Int'l & Co. -
      CW10 Hindustan
      Unilever, Ltd. ................       28,500            154,521
    Merrill Lynch Int'l & Co. -
      CW10 Hindustan Zinc,
      Ltd. ..........................        4,000             83,379
    Merrill Lynch Int'l & Co. -
      CW10 Indian Hotels
      Co., Ltd. .....................       17,100             69,220
    Merrill Lynch Int'l & Co. -
      CW10 Infrastructure
      Development Finance
      Co., Ltd. .....................       25,900            150,182
    Merrill Lynch Int'l & Co. -
      CW10 Jaiprakash
      Associates, Ltd. ..............        2,800            151,721
    Merrill Lynch Int'l & Co. -
      CW10 Sun Pharmaceutical
      Industries, Ltd. ..............        2,400             74,411
    Merrill Lynch Int'l & Co. -
      CW10 Suzlon Energy,
      Ltd. ..........................        2,100            103,191
    Merrill Lynch Int'l & Co. -
      CW10 Unitech, Ltd. ............       10,200            126,610
    Merrill Lynch Int'l & Co. -
      CW11 ACC, Ltd. ................        2,900             75,379


                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
WARRANTS -- (CONTINUED)
    Merrill Lynch Int'l & Co. -
      CW11 Bharti Airtel,
      Ltd. ..........................       48,634     $    1,229,454
    Merrill Lynch Int'l & Co. -
      CW11 Cipla, Ltd./
      India .........................       17,100             92,257
    Merrill Lynch Int'l & Co. -
      CW11 Grasim Industries,
      Ltd. ..........................        1,400            130,081
    Merrill Lynch Int'l & Co. -
      CW11 Mahindra &
      Mahindra, Ltd. ................        5,900            129,025
    Merrill Lynch Int'l & Co. -
      CW11 Maruti Suzuki
      India, Ltd. ...................        3,700             93,357
    Merrill Lynch Int'l & Co. -
      CW11 Reliance Capital,
      Ltd. ..........................        3,100            203,476
    Merrill Lynch Int'l & Co. -
      CW11 Reliance
      Communications, Ltd. ..........       18,300            346,593
    Merrill Lynch Int'l & Co. -
      CW11 Siemens India,
      Ltd. ..........................        1,900             91,271
    Merrill Lynch Int'l & Co. -
      CW11 Sterlite Industries
      India, Ltd. ...................        3,300             86,638
    Merrill Lynch Int'l & Co. -
      CW11 Tata Steel, Ltd.. ........        8,000            189,735
    Merrill Lynch Int'l & Co. -
      CW11 United Spirits,
      Ltd. ..........................        2,200            111,549
    Merrill Lynch Int'l & Co. -
      CW11 Zee Entertainment
      Enterprises, Ltd. .............        8,100             67,211
    Merrill Lynch Int'l & Co. -
      CW12 Idea Cellular,
      Ltd. ..........................       37,200            131,283
    Merrill Lynch Int'l & Co. -
      CW12 Kotak Mahindra
      Bank, Ltd. ....................        4,200            138,164
    Merrill Lynch Int'l & Co. -
      CW11 Dr. Reddy's
      Laboratories, Ltd. ............        4,500             83,607
    Reliance Petroleum, Ltd. ........       23,100            130,811
                                                       --------------
   TOTAL WARRANTS
      (COST $5,627,217) ..........................          8,245,971
                                                       --------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                           VALUE
                                           SHARES         (NOTE 2)
                                         ---------     --------------
SHORT-TERM INVESTMENTS -- 0.7%
    BlackRock Liquidity Funds
      TempCash Portfolio -
      Institutional Series.. ........    3,164,513     $    3,164,513
    BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series.. ........    3,164,512          3,164,512
    PNC Money Market
      Account .......................      838,342            838,342
                                                       --------------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $7,167,367) ..........................          7,167,367
                                                       --------------
   TOTAL INVESTMENTS -- 99.4%
      (COST $986,515,451)+ .......................      1,085,808,596
   ASSETS IN EXCESS OF OTHER
      LIABILITIES  -- 0.6% .......................          7,051,594
                                                       --------------
   NET ASSETS -- 100.0% ..........................     $1,092,860,190
                                                       ==============




-------------
*  Non-income producing security.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.
+ The cost for Federal income tax purposes is $988,938,410. At December 31, 2007, net unrealized appreciation was $96,870,186. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $152,000,509, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $55,130,323.
ADR - American Depository Receipt
GDR - Global Depository Receipt
PLC - Public Limited Company


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
================================================================================

                                                        VALUE
                                          SHARES       (NOTE 2)
                                         --------    ------------
COMMON STOCK -- 1.4%
 CONSUMER DISCRETIONARY -- 0.5%
    Gaylord Entertainment
      Co.* ..........................      25,000    $  1,011,750
    Morgans Hotel Group
      Co.* ..........................      21,800         420,304
    Starwood Hotels & Resorts
      Worldwide, Inc. ...............      39,200       1,725,976
                                                     ------------
   TOTAL CONSUMER DISCRETIONARY .................       3,158,030
                                                     ------------
 FINANCIALS -- 0.6%
    Colonial Properties Trust .......       8,900         201,407
    Digital Realty Trust, Inc. ......      13,800         529,506
    HRPT Properties Trust ...........      96,900         749,037
    Lexington Realty Trust ..........      45,600         663,024
    UDR, Inc. .......................      61,100       1,212,835
    Weingarten Realty, Inc. .........      22,900         719,976
                                                     ------------
   TOTAL FINANCIALS .............................       4,075,785
                                                     ------------
 INDUSTRIAL/OFFICE -- 0.3%
    Brookfield Properties
      Corp. .........................      85,100       1,638,175
                                                     ------------
   TOTAL INDUSTRIAL/OFFICE ......................       1,638,175
                                                     ------------
   TOTAL COMMON STOCK
      (COST $10,543,979) ........................       8,871,990
                                                     ------------

REAL ESTATE INVESTMENT
    TRUSTS -- 15.0%
 DIVERSIFIED/OTHER -- 1.3%
    Cousins Properties, Inc. ........      43,100         952,510
    iStar Financial, Inc. ...........      67,739       1,764,601
    Plum Creek Timber
      Co., Inc. .....................      28,500       1,312,140
    Vornado Realty Trust ............      52,500       4,617,375
                                                     ------------
   TOTAL DIVERSIFIED/OTHER ......................       8,646,626
                                                     ------------
 HEALTH CARE -- 1.1%
    BioMed Realty Trust,
      Inc. ..........................     100,300       2,323,951
    Health Care Property
      Investors, Inc. ...............      13,900         483,442
    Healthcare Realty Trust,
      Inc. ..........................      53,200       1,350,748
    Nationwide Health
      Properties, Inc. ..............      62,800       1,970,036


                                                        VALUE
                                          SHARES       (NOTE 2)
                                         --------    ------------
 HEALTH CARE -- (CONTINUED)
    Omega Healthcare
      Investors, Inc. ...............      62,200    $    998,310
                                                     ------------
   TOTAL HEALTH CARE ............................       7,126,487
                                                     ------------
 INDUSTRIAL/OFFICE -- 4.2%
    Allied Properties Real
      Estate Investment
      Trust(1) ......................      45,700         960,350
    AMB Property Corp. ..............      54,200       3,119,752
    Boston Properties, Inc. .........      63,200       5,802,392
    Brandywine Realty Trust .........      52,900         948,497
    Corporate Office
      Properties Trust ..............      34,200       1,077,300
    DCT Industrial Trust, Inc. ......     155,400       1,446,774
    Duke Realty Corp.. ..............      38,400       1,001,472
    First Potomac Realty
      Trust .........................      35,700         617,253
    Highwoods Properties,
      Inc. ..........................      20,000         587,600
    Kilroy Realty Corp. .............      22,500       1,236,600
    Liberty Property Trust ..........     113,900       3,281,459
    Mack-Cali Realty Corp. ..........      24,000         816,000
    Mission West Properties,
      Inc. ..........................     115,500       1,098,405
    ProLogis ........................      41,300       2,617,594
    PS Business Parks, Inc. .........      39,200       2,059,960
                                                     ------------
   TOTAL INDUSTRIAL/OFFICE ......................      26,671,408
                                                     ------------
 INFORMATION TECHNOLOGY -- 0.1%
    Dupont Fabros
      Technology, Inc. ..............      26,900         527,240
                                                     ------------
   TOTAL INFORMATION TECHNOLOGY .................         527,240
                                                     ------------
 LODGING/RESORTS -- 0.5%
    Ashford Hospitality
      Trust, Inc. ...................      72,400         520,556
    Hospitality Properties
      Trust .........................       8,600         277,092
    Host Hotels & Resorts,
      Inc. ..........................     149,600       2,549,184
                                                     ------------
   TOTAL LODGING/RESORTS ........................       3,346,832
                                                     ------------
 RESIDENTIAL -- 2.5%
    American Campus
      Communities, Inc. .............      47,800       1,283,430


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                        VALUE
                                          SHARES       (NOTE 2)
                                         --------    ------------
 RESIDENTIAL -- (CONTINUED)
    Apartment Investment &
      Management Co. -
      Class A .......................      59,200    $  2,056,016
    AvalonBay Communities,
      Inc. ..........................      27,000       2,541,780
    BRE Properties, Inc. -
      Class A .......................      34,000       1,378,020
    Camden Property Trust ...........      54,300       2,614,545
    Canadian Apartments(1) ..........      48,600         789,359
    Equity Residential ..............     107,700       3,927,819
    Home Properties, Inc. ...........       5,100         228,735
    Post Properties, Inc. ...........      20,800         730,496
    Sun Communities, Inc. ...........      21,000         442,470
                                                     ------------
   TOTAL RESIDENTIAL ............................      15,992,670
                                                     ------------
 RETAIL -- 4.5%
    Cedar Shopping Centers,
      Inc. ..........................      35,400         362,142
    Developers Diversified
      Realty Corp. ..................      66,000       2,527,140
    Federal Realty Investment
      Trust .........................      25,000       2,053,750
    General Growth
      Properties, Inc. ..............      34,400       1,416,592
    Kimco Realty Corp. ..............      34,300       1,248,520
    Kite Realty Group Trust .........      91,600       1,398,732
    Pennsylvania Real Estate
      Investment Trust ..............       6,400         189,952
    Primaris Retail Real
      Estate Investment
      Trust(1) ......................      52,600         975,308
    Ramco-Gershenson
      Properties Trust ..............      43,900         938,143
    Realty Income Corp. .............      13,700         370,174
    Regency Centers Corp. ...........      58,600       3,779,114
    Simon Property Group,
      Inc. ..........................      90,600       7,869,516
    Tanger Factory Outlet
      Centers, Inc. .................      30,600       1,153,926
    Taubman Centers, Inc. ...........      51,500       2,533,285
    The Macerich Co. ................      33,700       2,394,722
                                                     ------------
   TOTAL RETAIL .................................      29,211,016
                                                     ------------


                                          SHARES/
                                         PRINCIPAL      VALUE
                                          AMOUNT       (NOTE 2)
                                         ---------   ------------
 SELF STORAGE -- 0.8%
    Extra Space Storage, Inc. .......      53,700    $    767,373
    Public Storage, Inc. ............      60,800       4,463,328
                                                     ------------
   TOTAL SELF STORAGE ...........................       5,230,701
                                                     ------------
   TOTAL REAL ESTATE INVESTMENT TRUSTS
      (COST $99,621,942) ........................      96,752,980
                                                     ------------

STRUCTURED NOTE -- 5.7%
    Deutsche Bank AG, London
      Branch, Structured Note
      Linked to the DB Liquid
      Commodity Index,
      5.24%, 08/04/08(2)
      (Cost $22,000,000) ............ $22,000,000      36,608,000
                                                     ------------

EXCHANGE-TRADED FUNDS -- 10.0%
    iShares Cohen & Steers
      Realty Majors
      Index Fund ....................      67,017       5,309,087
    iShares Dow Jones U.S.
      Real Estate Index
      Fund ..........................      23,700       1,557,090
    iShares Lehman U.S.
      Treasury Inflation
      Protected Securities
      Index Fund ....................     271,080      28,680,264
    PowerShares DB
      Commodity Index
      Tracking Fund* ................     917,309      28,950,272
                                                     ------------
   TOTAL EXCHANGE-TRADED FUNDS
      (COST $55,310,644) ........................      64,496,713
                                                     ------------

EXCHANGE-TRADED NOTES -- 3.6%
    iPATH Dow Jones-AIG
      Commodity Index Total
      Return Note*
      (Cost $19,102,078) ............     407,756      22,924,042
                                                     ------------

INVESTMENT COMPANIES -- 4.9%
    PIMCO Commodity RealReturn
      Strategy Fund -
      Institutional Shares
      (Cost $27,609,555) ............   1,949,595      31,641,925
                                                     ------------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                       PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 2)
                                      -----------    ------------
U.S. TREASURY OBLIGATIONS -- 50.3%
    U.S. Treasury Bill,
      3.45%, 02/14/08 ............... $ 1,000,000    $    996,530
    U.S. Treasury Bill,
      3.96%, 02/21/08 ...............     500,000         497,950
    U.S. Treasury Inflation
      Indexed Notes,
      0.88%, 04/15/10 ...............  16,974,000      18,656,219
    U.S. Treasury Inflation
      Indexed Notes,
      3.50%, 01/15/11 ...............  30,653,000      39,572,478
    U.S. Treasury Inflation
      Indexed Notes,
      3.00%, 07/15/12 ...............  27,964,000      35,194,418
    U.S. Treasury Inflation
      Indexed Notes,
      1.88%, 07/15/13 ...............  34,477,000      40,413,219
    U.S. Treasury Inflation
      Indexed Notes,
      2.00%, 07/15/14 ...............  44,897,000      51,414,288
    U.S. Treasury Inflation
      Indexed Notes,
      1.63%, 01/15/15 ...............  24,662,000      27,091,184
    U.S. Treasury Inflation
      Indexed Notes,
      1.88%, 07/15/15 ...............   9,345,000      10,231,062
    U.S. Treasury Inflation
      Indexed Notes,
      2.63%, 07/15/17 ...............   8,691,000       9,452,751
    U.S. Treasury Inflation
      Indexed Notes,
      2.38%, 01/15/25 ...............  14,026,000      16,320,725
    U.S. Treasury Inflation
      Indexed Notes,
      2.00%, 01/15/26 ...............  18,791,000      19,699,437
    U.S. Treasury Inflation
      Indexed Notes,
      3.63%, 04/15/28 ...............  17,009,000      27,834,125
    U.S. Treasury Inflation
      Indexed Notes,
      3.88%, 04/15/29 ...............  15,279,000      25,691,740
                                                     ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $306,778,732) .......................     323,066,126
                                                     ------------


                                       PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 2)
                                      -----------    ------------
SHORT-TERM INVESTMENTS -- 9.0%
 CERTIFICATES OF DEPOSIT -- 0.6%
    Bank of Scotland
      PLC/New York,
      5.31%, 11/14/08 ............... $ 1,000,000    $    999,108
    Barclays Bank,
      5.35%, 03/20/08 ...............   1,000,000       1,001,273
    Royal Bank of
      Scotland,
      5.20%, 01/09/08 ...............   2,000,000       2,000,138
                                                     ------------
   TOTAL CERTIFICATES OF DEPOSIT ................       4,000,519
                                                     ------------
 COMMERCIAL PAPER -- 2.7%
    Alpine Securitization
      Corp., 5.55%,
      01/09/08 ......................   1,000,000         998,767
    Calyon N.A., Inc.,
      4.62%, 02/04/08 ...............     500,000         497,537
    CGD N.A. Finance
      LLC, 5.11%,
      01/04/08 ......................   2,000,000       1,999,208
    Crown Point Capital,
      5.17%, 01/18/08 ...............   2,000,000       1,995,039
    Gemini Securitization
      Corp. LLC, 4.50%,
      01/02/08 ......................   4,000,000       3,999,500
    Irish Life &
      Permanent, 5.12%,
      01/30/08 ......................   1,000,000         995,807
    Nestle Finance France
      S.A., 4.77%,
      02/08/08 ......................   1,000,000         994,508
    Seattle Bicycle Advisory
      Board (SBAB),
      4.87%, 01/14/08 ...............   1,000,000         998,256
    Sumitomo Corp. of
      America, 4.75%,
      01/11/08 ......................   1,000,000         998,645
    UBS Finance,
      5.30%, 03/13/08 ...............   1,000,000         990,573
    Victory Receivables
      Corp., 6.20%,
      01/18/08 ......................   2,000,000       1,994,144
    Windmill Funding
      Corp., 5.08%,
      01/10/08 ......................   1,000,000         998,704
                                                     ------------
   TOTAL COMMERCIAL PAPER .......................      17,460,688
                                                     ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                        SHARES/
                                       PRINCIPAL         VALUE
                                         AMOUNT         (NOTE 2)
                                      -----------    ------------
 MONEY MARKET FUNDS -- 2.2%
    BlackRock Liquidity
      Funds TempCash
      Portfolio - Institutional
      Series ........................   6,908,587    $  6,908,587
    BlackRock Liquidity
      Funds TempFund
      Portfolio - Institutional
      Series ........................   6,908,585       6,908,585
    PNC Money Market
      Account .......................     171,094         171,094
                                                     ------------
   TOTAL MONEY MARKET FUNDS .....................      13,988,266
                                                     ------------
 U.S. AGENCY OBLIGATIONS -- 3.5%
    Federal Home Loan
      Banks Notes ................... $20,200,000      20,191,983
    Federal National
      Mortgage
      Association ...................   2,000,000       1,984,016

   TOTAL U.S. AGENCY OBLIGATIONS ................      22,175,999
                                                     ------------
   TOTAL SHORT-TERM INVESTMENTS
      (COST $57,621,523) ........................      57,625,472
                                                     ------------
   TOTAL INVESTMENTS -- 99.9%
      (COST $598,588,453)+ ......................     641,987,248
   OTHER ASSETS IN EXCESS
      OF LIABILITIES -- 0.1% ....................         841,267
                                                     ------------
   NET ASSETS -- 100.0% .........................    $642,828,515
                                                     ============




-------------
*   Non-income producing security.
+ The cost for Federal income tax purposes is $601,592,298. At December 31, 2007, net unrealized appreciation was $40,394,950. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $61,207,571, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $20,812,621.
(1) Foreign-denominated security; Canadian.
(2) Structured note is leveraged, providing an exposure to the Deutsche Bank Liquid Commodity Index - Optimum Yield Excess Return (the "Index") of three times the principal amount. The notional principal exposure to the Index return as of December 31, 2007 was $66,000,000.
PLC - Public Limited Company




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                  MULTI-MANAGER   MULTI-MANAGER
                                                 LARGE-CAP FUND   SMALL-CAP FUND
                                                 --------------   --------------
ASSETS:
Investment in securities, at value* ...........  $ 288,880,601    $ 34,838,723
Receivable for fund shares sold ...............      1,902,923          93,597
Receivable for investments sold ...............      1,699,997         827,661
Dividends and interest receivable .............        408,059          53,700
Other assets ..................................         25,777              --
                                                 -------------    ------------
Total assets ..................................    292,917,357      35,813,681
                                                 -------------    ------------
LIABILITIES:
Payable for fund shares redeemed ..............      2,569,909         332,660
Payable for investments purchased .............        847,266         340,499
Accrued advisory fee ..........................        111,842          10,696
Other accrued expenses ........................         74,060         303,762
                                                 -------------    ------------
Total liabilities .............................      3,603,077         987,617
                                                 -------------    ------------
NET ASSETS ....................................  $ 289,314,280    $ 34,826,064
                                                 =============    ============
NET ASSETS CONSIST OF:
Paid-in capital ...............................  $ 258,466,429    $ 32,744,073
Undistributed net investment income
 (accumulated loss) ...........................         11,936         (47,141)
Accumulated net realized gain on investments ..      3,313,566         580,764
Net unrealized appreciation of investments ....     27,522,349       1,548,368
                                                 -------------    ------------
NET ASSETS ....................................  $ 289,314,280    $ 34,826,064
                                                 =============    ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares .......................  $ 289,280,430    $ 34,815,064
   A Shares ...................................         33,850          11,000
                                                 -------------    ------------
                                                 $ 289,314,280    $ 34,826,064
                                                 =============    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized
      shares):
   Institutional Shares .......................     21,073,416       3,403,826
   A Shares ...................................          2,466           1,083

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value,
     offering and redemption price) ...........  $       13.73    $      10.23
                                                 -------------    ------------
   A Shares (net asset value (NAV) and
     redemption price) ........................  $       13.73    $      10.16
                                                 -------------    ------------
   A Shares (offering price -- NAV / 0.965) ...  $       14.23    $      10.53
                                                 -------------    ------------

----------
* Investments at cost .........................  $ 261,358,252    $ 33,290,355

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                                         MULTI-MANAGER      MULTI-MANAGER
                                                                      INTERNATIONAL FUND   REAL  ASSET FUND
                                                                      ------------------   ----------------
ASSETS:
Investment in securities, at value* ...............................   $   1,085,808,596    $   641,987,248
Foreign currency at value** .......................................           2,679,352                 --
Receivable for fund shares sold ...................................           4,374,581          4,335,992
Receivable for investments sold ...................................           3,325,690            861,676
Dividends and interest receivable .................................           3,267,642          4,786,953
Variation margin receivable on futures contracts*** ...............             295,445                 --
Net unrealized appreciation on forward foreign currency
   exchange contracts .............................................              70,237                 --
Other assets ......................................................                  --             23,976
                                                                      -----------------    ---------------
Total assets ......................................................       1,099,821,543        651,995,845
                                                                      -----------------    ---------------
LIABILITIES:
Payable for fund shares redeemed ..................................           4,869,713            833,043
Payable for investments purchased .................................             220,595          7,985,072
Accrued advisory fee ..............................................             820,324            244,388
Other accrued expenses ............................................           1,050,721            104,827
                                                                      -----------------    ---------------
Total liabilities .................................................           6,961,353          9,167,330
                                                                      -----------------    ---------------
NET ASSETS ........................................................   $   1,092,860,190    $   642,828,515
                                                                      =================    ===============
NET ASSETS CONSIST OF:
Paid-in capital ...................................................   $     986,960,883    $   600,573,821
Undistributed (distributions in excess of) net investment income ..          (8,849,228)         1,808,263
Accumulated net realized gain (loss) on investments and
   foreign currency ...............................................          15,517,762         (2,952,364)
Net unrealized appreciation of investments and foreign currency ...          99,230,773         43,398,795
                                                                      -----------------    ---------------
NET ASSETS ........................................................   $   1,092,860,190    $   642,828,515
                                                                      =================    ===============
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...........................................   $   1,092,711,045    $   642,684,506
   A Shares .......................................................             149,145            144,009
                                                                      -----------------    ---------------
                                                                      $   1,092,860,190    $   642,828,515
                                                                      =================    ===============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...........................................         112,719,294         40,447,468
   A Shares .......................................................              15,405              9,058

NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value, offering and
     redemption price) ............................................   $            9.69    $         15.89
                                                                      -----------------    ---------------
   A Shares (net asset value (NAV) and redemption price) ..........   $            9.68    $         15.90
                                                                      -----------------    ---------------
   A Shares (offering price -- NAV / 0.965) .......................   $           10.03    $         16.48
                                                                      -----------------    ---------------

----------
* Investments at cost .............................................   $     986,515,451    $   598,588,453

** Foreign currency at cost .......................................   $       2,703,604    $            --

*** Includes restricted cash.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                                              MULTI-MANAGER    MULTI-MANAGER
                                                             LARGE-CAP FUND   SMALL-CAP FUND
                                                             --------------   --------------
INVESTMENT INCOME:
   Dividends .............................................   $   1,987,434    $     201,328
   Interest ..............................................          95,347           15,478
                                                             -------------    -------------
   Total investment income ...............................       2,082,781          216,806
                                                             -------------    -------------
EXPENSES:
   Advisory Fees .........................................         909,981          157,323
   Administration fees ...................................          19,138            2,902
   Sub-administration and accounting fees ................          97,437           44,891
   Custody fees ..........................................          18,123           24,668
   Transfer agent fees ...................................          36,205           16,599
   Distribution fees--A Shares ...........................              17               15
   Professional fees .....................................          43,773           40,406
   Reports to shareholders ...............................          11,624           11,534
   Registration fees .....................................          14,732           12,243
   Trustees' fees ........................................          10,427           10,425
   Compliance services ...................................           2,840            2,840
   Other .................................................          17,552            9,208
                                                             -------------    -------------
   Total expenses before fee waivers and expense
      reimbursements .....................................       1,181,849          333,054
   Advisory fees waived ..................................         (98,790)         (77,013)
   Sub-administration and accounting fees waived .........              --           (6,255)
                                                             -------------    -------------
   Total expenses, net ...................................       1,083,059          249,786
                                                             -------------    -------------
   NET INVESTMENT INCOME (LOSS) ..........................         999,722          (32,980)
                                                             -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments ......................       6,661,264        1,628,317
   Net change in unrealized appreciation (depreciation)
      on investments .....................................      (9,043,777)      (5,110,937)
                                                             -------------    -------------
   Net gain (loss) on investments ........................      (2,382,513)      (3,482,620)
                                                             -------------    -------------
NET DECREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ............................................   $  (1,382,791)   $  (3,515,600)
                                                             =============    =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                                                         MULTI-MANAGER      MULTI-MANAGER
                                                                      INTERNATIONAL FUND   REAL ASSET FUND
                                                                      ------------------   ---------------
INVESTMENT INCOME:
   Dividends ......................................................    $     11,252,610    $     3,274,140
   Interest .......................................................             259,186          9,695,270
                                                                       ----------------    ---------------
   Total investment income ........................................          11,511,796         12,969,410
                                                                       ----------------    ---------------
EXPENSES:
   Advisory Fees ..................................................           4,919,891          1,386,557
   Administration fees ............................................              83,613             44,241
   Sub-administration and accounting fees .........................             391,024            169,291
   Custody fees ...................................................             440,785             65,384
   Transfer agent fees ............................................             216,385            133,210
   Distribution fees--A Shares ....................................                 177                183
   Professional fees ..............................................             163,213             79,391
   Reports to shareholders ........................................              40,125             19,431
   Registration fees ..............................................              14,782             17,435
   Trustees' fees .................................................              10,425             10,423
   Compliance services ............................................               2,842              2,840
   Other ..........................................................              76,212             44,140
                                                                       ----------------    ---------------
   Total expenses before fee waivers and expense
      reimbursements ..............................................           6,359,474          1,972,526
   Advisory Fees waived ...........................................             (37,031)           (29,662)
                                                                       ----------------    ---------------
   Total expenses, net ............................................           6,322,443          1,942,864
                                                                       ----------------    ---------------
   Net investment income ..........................................           5,189,353         11,026,546
                                                                       ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY:
   Net realized gain on investments ...............................         106,295,984          4,809,407
   Net realized loss of foreign currency transactions .............          (2,151,319)           (38,489)
   Net realized loss on futures contracts .........................            (228,997)                --
                                                                       ----------------    ---------------
   Net realized gain on investments and foreign currency ..........         103,915,668          4,770,918
   Net change in unrealized appreciation (depreciation)
      on investments and foreign currency .........................        (100,965,438)        30,989,218
                                                                       ----------------    ---------------
   Net gain on investments and foreign currency ...................           2,950,230         35,760,136
                                                                       ----------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS .....................................................    $      8,139,583    $    46,786,682
                                                                       ================    ===============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MULTI-MANAGER
                                                                               LARGE-CAP FUND
                                                                        ------------------------------
                                                                           FOR THE
                                                                          SIX-MONTH
                                                                         PERIOD ENDED      FOR THE
                                                                         DECEMBER 31,        YEAR
                                                                             2007       ENDED JUNE 30,
                                                                         (UNAUDITED)         2007
                                                                        -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ............................................   $     999,722   $    1,347,700
   Net realized gain on investments .................................       6,661,264        8,729,408
   Net change in unrealized appreciation (depreciation)
      on investments ................................................      (9,043,777)      20,771,205
                                                                        -------------   --------------
Net increase (decrease) in net assets resulting from operations .....      (1,382,791)      30,848,313
                                                                        -------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..........................................      (1,149,360)      (1,246,124)
      A Shares ......................................................             (95)             (46)
   Net realized gains:
      Institutional Shares ..........................................     (10,010,209)      (1,403,771)
      A Shares ......................................................            (457)             (86)
                                                                        -------------   --------------
Total distributions .................................................     (11,160,121)      (2,650,027)
                                                                        -------------   --------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ..........................................      30,727,151      120,945,762
      A Shares ......................................................           9,469               --
   Proceeds from merger (Note 8):
      Institutional Shares ..........................................      34,571,119               --
      A Shares ......................................................          11,446               --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..........................................       9,626,999        1,955,996
      A Shares ......................................................             552              132
   Cost of shares redeemed:
      Institutional Shares ..........................................     (25,857,312)     (25,952,321)
      A Shares ......................................................              (6)              --
                                                                        -------------   --------------
Net increase in net assets from Fund share transactions .............      49,089,418       96,949,569
                                                                        -------------   --------------
Total increase in net assets ........................................      36,546,506      125,147,855

NET ASSETS:
   Beginning of Period ..............................................     252,767,774      127,619,919
                                                                        -------------   --------------
   End of Period ....................................................   $ 289,314,280   $  252,767,774
                                                                        =============   ==============
Undistributed net investment income .................................   $      11,936   $      161,669
                                                                        -------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MULTI-MANAGER
                                                                               SMALL-CAP FUND
                                                                        ------------------------------
                                                                           FOR THE
                                                                          SIX-MONTH
                                                                         PERIOD ENDED      FOR THE
                                                                         DECEMBER 31,        YEAR
                                                                             2007       ENDED JUNE 30,
                                                                         (UNAUDITED)         2007
                                                                        -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income (loss) .....................................   $     (32,980)  $       50,532
   Net realized gain on investments .................................       1,628,317        8,848,846
   Net change in unrealized appreciation (depreciation)
      on investments ................................................      (5,110,937)      (2,912,612)
                                                                        -------------   --------------
Net increase (decrease) in net assets resulting from operations .....      (3,515,600)       5,986,766
                                                                        -------------   --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..........................................              --          (39,485)
      A Shares ......................................................              --               (5)
   Net realized gains:
      Institutional Shares ..........................................      (7,614,747)      (6,345,940)
      A Shares ......................................................          (2,295)          (1,481)
                                                                        -------------   --------------
Total distributions .................................................      (7,617,042)      (6,386,911)
                                                                        -------------   --------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ..........................................       3,866,521       12,717,949
      A Shares ......................................................              --               --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..........................................       6,481,632        5,176,791
      A Shares ......................................................           2,295            1,487
   Cost of shares redeemed:
      Institutional Shares ..........................................      (6,302,525)     (30,953,440)
      A Shares ......................................................              --           (2,164)
                                                                        -------------   --------------
Net increase (decrease) in net assets from Fund share
   transactions .....................................................       4,047,923      (13,059,377)
                                                                        -------------   --------------
Total decrease in net assets ........................................      (7,084,719)     (13,459,522)

NET ASSETS:
   Beginning of Period ..............................................      41,910,783       55,370,305
                                                                        -------------   --------------
   End of Period ....................................................   $  34,826,064   $   41,910,783
                                                                        =============   ==============
Accumulated net investment loss .....................................   $     (47,141)  $      (14,161)
                                                                        -------------   --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MULTI-MANAGER
                                                                              INTERNATIONAL FUND
                                                                      ---------------------------------
                                                                          FOR THE
                                                                         SIX-MONTH
                                                                        PERIOD ENDED        FOR THE
                                                                        DECEMBER 31,          YEAR
                                                                            2007         ENDED JUNE 30,
                                                                        (UNAUDITED)           2007
                                                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........................................   $     5,189,353   $    14,217,296
   Net realized gain on investments and foreign currency ..........       103,915,668       109,055,933
   Net change in unrealized appreciation (depreciation)
      on investments and foreign currency .........................      (100,965,438)      135,903,041
                                                                      ---------------   ---------------
Net increase in net assets resulting from operations ..............         8,139,583       259,176,270
                                                                      ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ........................................       (16,003,459)      (11,995,632)
      A Shares ....................................................            (1,885)             (966)
   Net realized gains:
      Institutional Shares ........................................      (187,053,719)      (80,079,021)
      A Shares ....................................................           (24,966)           (4,508)
                                                                      ---------------   ---------------
Total distributions ...............................................      (203,084,029)      (92,080,127)
                                                                      ---------------   ---------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ........................................        89,394,701       222,993,852
      A Shares ....................................................            33,885            89,418
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ........................................       148,581,238        64,386,541
      A Shares ....................................................            26,851             5,474
   Cost of shares redeemed:
      Institutional Shares ........................................       (79,880,872)     (144,351,472)
      A Shares ....................................................            (6,652)           (4,895)
                                                                      ---------------   ---------------
Net increase in net assets from Fund share transactions ...........       158,149,151       143,118,918
                                                                      ---------------   ---------------
Total increase (decrease) in net assets ...........................       (36,795,295)      310,215,061
NET ASSETS:
   Beginning of Period ............................................     1,129,655,485       819,440,424
                                                                      ---------------   ---------------
   End of Period ..................................................   $ 1,092,860,190   $ 1,129,655,485
                                                                      ===============   ===============
Undistributed (distributions in excess of) net investment income ..   $    (8,849,228)  $     1,966,763
                                                                      ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                MULTI-MANAGER
                                                                               REAL ASSET FUND
                                                                      ---------------------------------
                                                                          FOR THE
                                                                         SIX-MONTH
                                                                        PERIOD ENDED        FOR THE
                                                                        DECEMBER 31,          YEAR
                                                                            2007         ENDED JUNE 30,
                                                                        (UNAUDITED)           2007
                                                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..........................................   $    11,026,546   $    14,412,846
   Net realized gain on investments and foreign currency ..........         4,770,918         5,213,230
   Net change in unrealized appreciation (depreciation)
      on investments and foreign currency .........................        30,989,218        (4,440,870)
                                                                      ---------------   ---------------
Net increase in net assets resulting from operations ..............        46,786,682        15,185,206
                                                                      ---------------   ---------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ........................................       (12,858,184)      (10,830,839)
      A Shares ....................................................            (2,840)           (1,382)
   Net realized gains:
      Institutional Shares ........................................       (12,761,313)       (2,994,287)
      A Shares ....................................................            (2,857)             (215)
                                                                      ---------------   ---------------
Total distributions ...............................................       (25,625,194)      (13,826,723)
                                                                      ---------------   ---------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ........................................        93,771,048       331,918,885
      A Shares ....................................................            60,062           192,279
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ........................................        13,763,766         5,568,252
      A Shares ....................................................             5,697             1,597
   Cost of shares redeemed:
      Institutional Shares ........................................       (41,014,043)      (63,890,635)
      A Shares ....................................................           (55,330)          (73,054)
                                                                      ---------------   ---------------
Net increase in net assets from Fund share transactions ...........        66,531,200       273,717,324
                                                                      ---------------   ---------------
Total increase in net assets ......................................        87,692,688       275,075,807
NET ASSETS:
   Beginning of Period ............................................       555,135,827       280,060,020
                                                                      ---------------   ---------------
   End of Period ..................................................   $   642,828,515   $   555,135,827
                                                                      ===============   ===============
Undistributed net investment income ...............................   $     1,808,263   $     3,642,741
                                                                      ---------------   ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                            FOR THE
                                           SIX-MONTH
                                          PERIOD ENDED                      FOR THE YEARS                      FOR THE PERIOD
                                          DECEMBER 31,                     ENDED JUNE  30,                     JULY 1, 2003 1
MULTI-MANAGER LARGE-CAP FUND --               2007          ---------------------------------------------          THROUGH
INSTITUTIONAL SHARES                       (UNAUDITED)          2007             2006             2005          JUNE 30, 2004
                                          ------------      -----------      -----------      -----------      --------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD ..........................    $    14.40        $   12.33        $   12.05        $   11.27         $    10.00
                                           ----------        ---------        ---------        ---------         ----------
INVESTMENT OPERATIONS:
   Net investment income 2 ............          0.05             0.10             0.08             0.10               0.05
   Net realized and unrealized gain
      (loss) on investments ...........         (0.11)            2.16             0.69             0.77               1.27
                                           ----------        ---------        ---------        ---------         ----------
      Total from investment
         operations ...................         (0.06)            2.26             0.77             0.87               1.32
                                           ----------        ---------        ---------        ---------         ----------
DISTRIBUTIONS:
   From net investment income .........         (0.06)           (0.09)           (0.08)           (0.09)             (0.05)
   From net realized gains ............         (0.55)           (0.10)           (0.41)              --                 --
                                           ----------        ---------        ---------        ---------         ----------
   Total distributions ................         (0.61)           (0.19)           (0.49)           (0.09)             (0.05)
                                           ----------        ---------        ---------        ---------         ----------
NET ASSET VALUE -- END OF PERIOD ......    $    13.73        $   14.40        $   12.33        $   12.05         $    11.27
                                           ==========        =========        =========        =========         ==========
TOTAL RETURN ..........................         (0.47)%**        18.45%            6.47%            7.75%             13.18%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 3
   Expenses:
      Including expense limitations ...          0.83%*           0.86%            1.00%            1.00%              1.00%*
      Excluding expense limitations ...          0.90%*           0.93%            1.07%            1.29%              1.53%*
   Net investment income ..............          0.76%*           0.72%            0.67%            0.85%              0.56%*
Portfolio turnover rate ...............            48%**            96%              57%              42%                26%**
Net assets at the end of period
   (000 omitted) ......................    $  289,280        $ 252,756        $ 127,610        $  77,798         $   69,480

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I--Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                      FOR THE
                                                                     SIX-MONTH        FOR THE        FOR THE PERIOD
                                                                   PERIOD ENDED        YEAR       DECEMBER 20, 2005 1
                                                                   DECEMBER 31,        ENDED             THROUGH
MULTI-MANAGER LARGE-CAP FUND --                                        2007          JUNE 30,           JUNE 30,
A SHARES                                                            (UNAUDITED)        2007               2006
                                                                   ------------      --------     -------------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD ...................................................     $  14.41        $ 12.33           $   12.21
                                                                     --------        -------           ---------
INVESTMENT OPERATIONS:
   Net investment income 2 .....................................         0.05           0.06                0.03
   Net realized and unrealized gain
      (loss) on investments ....................................        (0.13)          2.18                0.10
                                                                     --------        -------           ---------
      Total from investment
         operations ............................................        (0.08)          2.24                0.13
                                                                     --------        -------           ---------
DISTRIBUTIONS:
   From investment income ......................................        (0.05)         (0.06)              (0.01)
   From net realized gains .....................................        (0.55)         (0.10)                 --
                                                                     --------        -------           ---------
      Total distributions ......................................        (0.60)         (0.16)              (0.01)
                                                                     --------        -------           ---------
NET ASSET VALUE -- END OF PERIOD ...............................     $  13.73        $ 14.41           $   12.33
                                                                     ========        =======           =========
TOTAL RETURN 3 .................................................        (0.61)%**      18.26%               1.07%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ............................         1.08%*         1.11%               1.25%*
      Excluding expense limitations ............................         1.15%*         1.18%               1.28%*
   Net investment income .......................................         0.51%*         0.47%               0.46%*
Portfolio turnover rate ........................................           48%**          96%                 57% 4
Net assets at the end of period
   (000 omitted) ...............................................     $     34        $    12           $      10

----------
*    Annualized

**   Not annualized

1    Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                           FOR THE
                                                          SIX-MONTH
                                                         PERIOD ENDED                FOR THE YEARS              FOR THE PERIOD
                                                         DECEMBER 31,                ENDED JUNE 30,             JULY 1, 2003 1
MULTI-MANAGER SMALL-CAP FUND --                              2007          ---------------------------------       THROUGH
INSTITUTIONAL SHARES                                      (UNAUDITED)        2007         2006        2005      JUNE 30, 2004
                                                         ------------      --------     --------    --------    --------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .........................................     $  14.11        $  14.20     $  13.92    $  12.80      $   10.00
                                                           --------        --------     --------    --------      ---------
INVESTMENT OPERATIONS:
   Net investment income (loss) 2 ....................        (0.01)           0.02        (0.04)      (0.02)         (0.03)
   Net realized and unrealized gain
      (loss) on investments ..........................        (1.19)           1.89         1.43        1.46           2.83
                                                           --------        --------     --------    --------      ---------
      Total from investment
         operations ..................................        (1.20)           1.91         1.39        1.44           2.80
                                                           --------        --------     --------    --------      ---------
DISTRIBUTIONS:
   From net investment income ........................           --           (0.01)          --          --             --
   From net realized gains ...........................        (2.68)          (1.99)       (1.11)      (0.32)            --
                                                           --------        --------     --------    --------      ---------
      Total distributions ............................        (2.68)          (2.00)       (1.11)      (0.32)            --
                                                           --------        --------     --------    --------      ---------
NET ASSET VALUE -- END OF PERIOD .....................     $  10.23        $  14.11     $  14.20    $  13.92      $   12.80
                                                           ========        ========     ========    ========      =========
TOTAL RETURN .........................................        (8.56)%**       14.42%       10.42%      11.29%         28.00%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 3
   Expenses:
      Including expense limitations ..................         1.25%*          1.25%        1.25%       1.25%          1.25%*
      Excluding expense limitations ..................         1.67%*          1.57%        1.49%       1.58%          1.92%*
   Net investment income (loss) ......................        (0.15)%*         0.13%       (0.31)%     (0.16)%        (0.26)%*
Portfolio turnover rate ..............................           86%**          127%          96%         44%            20%**
Net assets at the end of period
   (000 omitted) .....................................     $ 34,815        $ 41,899     $ 55,357    $ 53,271      $  55,776

----------
*    Annualized

**   Not annualized

1    Commencement of operations.

2 The net investment income (loss) per share was calculated using the average shares outstanding method.

3 For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment loss ratios include expenses allocated from the underlying funds, WT Investment Trust I--Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series") and the portfolio turnover rate reflects the Fund's investment activity in the Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                     FOR THE
                                                                     SIX-MONTH      FOR THE        FOR THE PERIOD
                                                                   PERIOD ENDED       YEAR      DECEMBER 20, 2005 1
                                                                   DECEMBER 31,      ENDED            THROUGH
MULTI-MANAGER SMALL-CAP FUND --                                        2007         JUNE 30,          JUNE 30,
A SHARES                                                            (UNAUDITED)       2007             2006
                                                                   ------------     --------    -------------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD ...................................................     $  14.06       $ 14.17         $   13.43
                                                                     --------       -------         ---------
INVESTMENT OPERATIONS:
   Net investment loss 2 .......................................        (0.03)        (0.02)            (0.04)
   Net realized and unrealized gain
      (loss) on investments ....................................        (1.19)         1.91              0.78
                                                                     --------       -------         ---------
      Total from investment
         operations ............................................        (1.22)         1.89              0.74
                                                                     --------       -------         ---------
DISTRIBUTIONS:
   From net investment income ..................................           --         (0.01)               --
   From net realized gains .....................................        (2.68)        (1.99)               --
                                                                     --------       -------         ---------
      Total distributions ......................................        (2.68)        (2.00)               --
                                                                     --------       -------         ---------
NET ASSET VALUE -- END OF PERIOD ...............................     $  10.16       $ 14.06         $   14.17
                                                                     ========       =======         =========
TOTAL RETURN 3 .................................................        (8.74)%**     14.24%             5.51%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ............................         1.50%*        1.50%             1.50%*
      Excluding expense limitations ............................         1.92%*        1.81%             1.75%*
   Net investment loss .........................................        (0.40)%*      (0.11)%           (0.54)%*
Portfolio turnover rate ........................................           86%**        127%               96% 4
Net assets at the end of period
   (000 omitted) ...............................................     $     11       $    12         $      13

----------
*    Annualized

**   Not annualized

1    Commencement of operations.

2 The net investment loss per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                        FOR THE
                                                       SIX-MONTH
                                                     PERIOD ENDED
                                                     DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
MULTI-MANAGER INTERNATIONAL FUND --                      2007         -----------------------------------------------
INSTITUTIONAL SHARES                                  (UNAUDITED)        2007          2006        2005        2004
                                                     ------------     -----------   ---------   ---------   ---------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................    $    11.76      $      9.92   $    8.53   $    7.39   $    5.75
                                                      ----------      -----------   ---------   ---------   ---------
INVESTMENT OPERATIONS:
   Net investment income 1 .......................          0.05             0.16        0.12        0.14        0.08
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency .......................         (0.04)            2.74        2.08        1.07        1.59
                                                      ----------      -----------   ---------   ---------   ---------
         Total from investment
            operations ...........................          0.01             2.90        2.20        1.21        1.67
                                                      ----------      -----------   ---------   ---------   ---------
DISTRIBUTIONS:
   From net investment income ....................         (0.16)           (0.13)      (0.20)      (0.07)      (0.03)
   From net realized gains .......................         (1.92)           (0.93)      (0.61)         --          --
                                                      ----------      -----------   ---------   ---------   ---------
         Total distributions .....................         (2.08)           (1.06)      (0.81)      (0.07)      (0.03)
                                                      ----------      -----------   ---------   ---------   ---------
NET ASSET VALUE -- END
   OF PERIOD .....................................    $     9.69      $     11.76   $    9.92   $    8.53   $    7.39
                                                      ==========      ===========   =========   =========   =========
TOTAL RETURN .....................................          0.76%**         30.57%      26.70%      16.41%      29.12%

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 2
   Expenses:
         Including expense limitations ...........          1.10%*           1.06%       1.09%       1.00%       1.08%
         Excluding expense limitations ...........          1.10%*           1.06%       1.10%       1.00%       1.08%
   Net investment income .........................          0.91%*           1.49%       1.24%       1.76%       1.16%
Portfolio turnover rate ..........................            81%**            89%        122%         71%        129%
Net assets at the end of period
   (000 omitted) .................................    $1,092,711      $ 1,129,534   $ 819,422   $ 426,581   $ 251,851

----------
1 The net investment income per share was calculated using the average shares outstanding method.

2 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--International Multi-Manager Series (the "Series") and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                        FOR THE
                                                       SIX-MONTH      FOR THE       FOR THE PERIOD
                                                     PERIOD ENDED       YEAR     DECEMBER 20, 2005 1
                                                     DECEMBER 31,       ENDED          THROUGH
MULTI-MANAGER INTERNATIONAL FUND --                      2007         JUNE 30,         JUNE 30,
A SHARES                                              (UNAUDITED)       2007            2006
                                                     ------------     --------   -------------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................    $   11.75       $   9.92       $      9.08
                                                      ---------       --------       -----------
INVESTMENT OPERATIONS:
   Net investment income 2 .......................         0.04           0.16              0.09
   Net realized and unrealized gain
      (loss) on investments and
      foreign currency ...........................        (0.04)          2.72              0.84
                                                      ---------       --------       -----------
         Total from investment
            operations ...........................           --           2.88              0.93
                                                      ---------       --------       -----------
DISTRIBUTIONS:
   From investment income ........................        (0.15)         (0.12)            (0.09)
   From net realized gains .......................        (1.92)         (0.93)               --
                                                      ---------       --------       -----------
         Total distributions .....................        (2.07)         (1.05)            (0.09)
                                                      ---------       --------       -----------
NET ASSET VALUE -- END OF PERIOD .................    $    9.68       $  11.75       $      9.92
                                                      =========       ========       ===========
TOTAL RETURN 3 ...................................         0.65%**       30.30%            10.27%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
         Including expense limitations ...........         1.35%*         1.37%             1.34%*
         Excluding expense limitations ...........         1.35%*         1.37%             1.36%*
   Net investment income .........................         0.66%*         1.54%             1.76%*
Portfolio turnover rate ..........................           81%**          89%              122% 4
Net assets at the end of period
   (000 omitted) .................................    $     149       $    122       $        18

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                       FOR THE
                                                       SIX-MONTH
                                                     PERIOD ENDED                  FOR THE YEARS             FOR THE PERIOD
                                                     DECEMBER 31,                  ENDED JUNE 30,            JULY 1, 2003 1
MULTI-MANAGER REAL ASSET FUND --                         2007         -----------------------------------       THROUGH
INSTITUTIONAL SHARES                                 (UNAUDITED)         2007         2006         2005      JUNE 30, 2004
                                                     ------------     ----------   ----------   ---------   ---------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................    $   15.33       $    15.06   $    14.18   $   11.77       $  10.00
                                                      ---------       ----------   ----------   ---------       --------
INVESTMENT OPERATIONS:
   Net investment income 2 .......................         0.31             0.50         0.50        0.31           0.38
   Net realized and unrealized gain
      on investments .............................         0.91             0.24         1.72        3.12           1.55
                                                      ---------       ----------   ----------   ---------       --------
         Total from investment
            operations ...........................         1.22             0.74         2.22        3.43           1.93
                                                      ---------       ----------   ----------   ---------       --------
DISTRIBUTIONS:
   From net investment income ....................        (0.33)           (0.36)       (0.31)      (0.35)         (0.15)
   From net realized gains .......................        (0.33)           (0.11)       (1.03)      (0.67)         (0.01)
                                                      ---------       ----------   ----------   ---------       --------
         Total distributions .....................        (0.66)           (0.47)       (1.34)      (1.02)         (0.16)
                                                      ---------       ----------   ----------   ---------       --------
NET ASSET VALUE -- END OF PERIOD .................    $   15.89       $    15.33   $    15.06   $   14.18       $  11.77
                                                      =========       ==========   ==========   =========       ========
TOTAL RETURN .....................................         8.02%**          4.89%       16.49%      30.00%         19.40%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA: 3
   Expenses:
      Including expense limitations ..............         0.64%*           0.63%        0.98%       1.17%          1.56%*
      Excluding expense limitations ..............         0.65%*           0.65%        1.04%       1.29%          1.78%*
   Net investment income .........................         3.91%*           3.23%        3.38%       2.36%          3.36%*
Portfolio turnover rate ..........................           39%**            23%          33%         75%            29%**
Net assets at the end of period
   (000 omitted) .................................    $ 642,685       $  555,007   $  280,049   $  58,963       $ 40,621

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I--Real Estate Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                        FOR THE
                                                       SIX-MONTH        FOR THE      FOR THE PERIOD
                                                     PERIOD ENDED        YEAR     DECEMBER 20, 2005 1
                                                     DECEMBER 31,        ENDED          THROUGH
MULTI-MANAGER REAL ASSET FUND --                         2007          JUNE 30,         JUNE 30,
A SHARES                                              (UNAUDITED)        2007            2006
                                                     ------------      --------   -------------------
NET ASSET VALUE -- BEGINNING
   OF PERIOD .....................................    $   15.34        $  15.07        $   13.77
                                                      ---------        --------        ---------
INVESTMENT OPERATIONS:
   Net investment income 2 .......................         0.29            0.58             0.26
   Net realized and unrealized gain
      on investments .............................         0.91            0.12             1.19
                                                      ---------        --------        ---------
         Total from investment
           operations ............................         1.20            0.70             1.45
                                                      ---------        --------        ---------
DISTRIBUTIONS:
   From investment income ........................        (0.31)          (0.32)           (0.15)
   From net realized gains .......................        (0.33)          (0.11)              --
                                                      ---------        --------        ---------
         Total distributions .....................       (0.64)           (0.43)           (0.15)
                                                      ---------        --------        ---------
NET ASSET VALUE -- END OF PERIOD .................    $   15.90        $  15.34        $   15.07
                                                      =========        ========        =========
TOTAL RETURN 3 ...................................         7.89%**         4.62%           10.50%**

RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
         Including expense limitations ...........         0.89%*          0.89%            1.23%*
         Excluding expense limitations ...........         0.90%*          0.90%            1.27%*
   Net investment income .........................         3.66%*          3.74%            3.29%*
Portfolio turnover rate ..........................           39%**           23%              33% 4
Net assets at the end of period
   (000 omitted) .................................    $     144        $    128        $      11

----------
*     Annualized

**    Not annualized

1     Commencement of operations.

2 The net investment income per share was calculated using the average shares outstanding method.

3 Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

4 Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2007, the Trust offered 22 series, four of which are included in these financial statements. The four series are as follows: Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

      Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

      SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain
      (loss) from foreign currency transactions.

      FUTURES TRANSACTIONS. The Funds may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and
      (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value
      Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

      FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

      Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

      CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

      DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

      USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-advisor to the Large-Cap, Mid-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, also provides certain investments services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                       GROSS       FEES
                                       FEES       WAIVED    % OF AVERAGE DAILY NET ASSETS
                                    ----------   --------   -------------------------------------
LARGE-CAP FUND

RSMC                                $  459,327   $     --   0.35% of average daily net assets
Armstrong Shaw
   Associates Inc. ("ASA") 1            70,860     (9,676)  0.50% of the first $25 million under
                                                            ASA's management; 0.45% of the next
                                                            $25 million; and 0.40% over $50
                                                            million
Montag & Caldwell, Inc. ("M&C") 1      103,423    (31,987)  0.65% of the first $10 million under
                                                            M&C's management; 0.50% of the next
                                                            $10 million; 0.35% of the next $50
                                                            million; and 0.25% over $70 million

First Quadrant ("FQ") 1                184,828    (57,127)  0.50% of the first $75 million under
                                                            FQ's management; 0.35% of the next
                                                            $75 million; 0.30% of the next $150
                                                            million; and 0.21% over $300 million

Parametric Portfolio
   Associates, Inc. ("PPA") 3           36,506         --   0.25% of the first $20 million under
                                                            PPA's management; 0.225% of the next
                                                            $20 million; and 0.20% over $40
                                                            million
Robeco Investment Management
   Inc. (Robeco) 2                          --         --   0.50% on the first $25 million under
                                                            Robeco's management; 0.45% on the
                                                            next $25 million; and 0.40% over $50
                                                            million
Wilmington Trust Investment
   Management, LLC ("WTIM") 3           55,037         --   0.40% on the first $10 million under
                                                            WTIM's management; 0.35% on the next
                                                            $15 million; and 0.30% over $25
                                                            million.

SMALL-CAP FUND

RSMC                                    69,936    (76,651)  0.35% of average daily net assets
Batterymarch Financial
   Management, Inc. ("BFM")             35,394         --   0.70% of the first $100 million under
                                                            BFM's management; and 0.60% over $100
                                                            million.
Systematic Financial
   Management, L.P. ("SFM") 1           29,011       (362)  0.80% of the first $25 million under
                                                            SFM's management; 0.70% of the next
                                                            $50 million; and 0.55% over $75
                                                            million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                       GROSS       FEES
                                       FEES       WAIVED    % OF AVERAGE DAILY NET ASSETS
                                    ----------   --------   -------------------------------------
SMALL-CAP FUND (CONTINUED)

PPA                                 $   15,265   $     --   0.25% of the first $20 million under
                                                            PPA's management; 0.225% of the next
                                                            $20 million; and 0.20% over $40
                                                            million
Wilmington Trust Investment
   Management, LLC ("WTIM") 3            7,717         --   0.40% on the first $10 million under
                                                            WTIM's management; 0.35% on the next
                                                            $15 million; and 0.30% over $25
                                                            million.

INTERNATIONAL FUND

RSMC                                 2,018,237         --   0.35% of average daily net assets

Goldman Sachs Asset
   Management, L.P. 1                  683,020    (37,031)  0.50% of average daily net assets

Julius Baer Investment
   Management, Inc.                    442,263         --   0.50% of average daily net assets

The Boston Company
   Asset Management, LLC
   ("BCAM") 5                          196,787         --   0.95% of the first $25 million under
                                                            BCAM's management; and 0.85% over $25
                                                            million
Acadian Asset Management,
   Inc. ("Acadian")                    620,508         --   0.75% of the first $25 million under
                                                            Acadian's management; 0.65% of the
                                                            next $25 million; 0.50% of the next
                                                            $100 million; and 0.40% over $150
                                                            million
Dimensional Fund Advisors LP
   ("DFA")                             290,758         --   0.45% of the first $50 million under
                                                            DFA's management; and 0.30% over $50
                                                            million.

PPA                                    421,933         --   0.80% on first $100 million under
                                                            PPA's management; 0.75% over $100
                                                            million.
Principal Global Investors, LLC
   ("Principal")                       246,385         --   0.75% of average daily net assets

REAL ASSET FUND

RSMC                                 1,073,448         --   0.35% of average daily net assets

AEW Management and
   Advisors, L.P. ("AEW") 1            162,149    (15,875)  0.55% of the first $25 million under
                                                            AEW's management; 0.45% of the next
                                                            $25 million; and 0.35% over $50
                                                            million

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                       GROSS       FEES
                                       FEES       WAIVED    % OF AVERAGE DAILY NET ASSETS
                                    ----------   --------   -------------------------------------
REAL ASSET FUND (CONTINUED)

Real Estate Management Services
   Group ("REMS") 1                 $  110,082   $(11,535)  0.55% of the first $25 million under
                                                            REMS' management; 0.45% of the next
                                                            $25 million; and 0.35% over $50
                                                            million
Standish Mellon
   Asset Management, LLC - TIPS
   ("Standish") 1                       40,878     (2,252)  0.08% on the first $25 million under
                                                            Standish's management; 0.04% of the
                                                            next $25 million; and 0.02% over $50
                                                            million.

----------

1 Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

2 The Board of Trustees has approved Robeco as a sub-advisor to the Large-Cap Fund subject to shareholder approval. Robeco began managing assets for the Large-Cap Fund upon the completion of the merger of the Large-Cap Fund and the Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") on December 17, 2007. Prior to December 17, 2007, Robeco was a sub-advisor to the Mid-Cap Fund and has agreed not to receive an investment management fee from the Large-Cap Fund until shareholders approved the sub-advisory fee. On January 31, 2008, shareholders of the Large-Cap Fund approved a new investment sub-advisory agreement.

3 On January 31, 2008, shareholders of the Large-Cap Fund and the Small-Cap Fund approved an amendment to the current investment sub-advisory agreement with Wilmington Trust Investment Management ("WTIM"). Effective February 1, 2008, WTIM replaced Parametric Portfolio Associates, LLC ("PPA") and began managing the portion of each Fund's assets previously managed by PPA under an index sampling strategy, as well as managing additional assets previously invested in exchange traded funds. Under the terms of the amended agreement for asset managed by WTIM under the new quantitative investment strategy, WTIM is entitled to receive the following annual investment advisory fee expressed as a percentage of assets: for the Large-Cap Fund; 0.15% on the first $1 billion in assets, 0.10% on the next $1 billion in assets and 0.05% on assets over $2 billion, and for the Small-Cap Fund; 0.20% on the first $1 billion, 0.15% on the next $1 billion and 0.10% on assets over $2 billion.

4     The  investment   sub-advisory  agreement  with  BCAM  was  terminated  on
      September 12, 2007.

      RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                       EXPENSE LIMITATION*    EXPIRATION DATE
                                       -------------------   -----------------
      Large-Cap Fund ...............          1.00%           July 1, 2012
      Small-Cap Fund ...............          1.25%           July 1, 2012

* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

      RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

      PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

      COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

      DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

      Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, N.A. serves as the foreign custody manager for the International Fund. The Funds pay WTC for its services as custodian. The fees for these services for the six-month period ended December 31, 2007 are shown separately in the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

      Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-month period ended December 31, 2007 were as follows:

      Large-Cap Fund ...............................................   $148,944
      Small-Cap Fund ...............................................     30,209
      International Fund ...........................................     28,492
      Real Asset Fund ..............................................    120,097

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                              LARGE-CAP FUND      SMALL-CAP FUND
                                              --------------      --------------
      Purchases ..........................     $ 169,254,047       $ 44,389,778
      Sales ..............................       134,506,977         31,548,329

                                            INTERNATIONAL FUND   REAL ASSET FUND
                                            ------------------   ---------------
      Purchases ..........................    $1,041,415,300      $ 213,931,917
      Sales ..............................     1,080,696,758        208,673,519

5. COMMITMENTS. At December 31, 2007, the International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                       VALUE AT        UNREALIZED
                                                          CONTRACT    DECEMBER 31,    APPRECIATION
SETTLEMENT DATE                 CURRENCY BOUGHT            AMOUNT        2007        (DEPRECIATION)
---------------          -----------------------------   ----------   ------------   --------------
March 2008 ...........   1,081,920 Australian Dollar     $  942,547    $  945,767      $   3,220
February 2008 ........   972,085,874 Japanese Yen         8,612,990     8,736,068        123,078
                                                                                       ---------
                                                                                       $ 126,298
                                                                                       =========

                                                                        VALUE AT       UNREALIZED
                                                          CONTRACT    DECEMBER 31,    APPRECIATION
SETTLEMENT DATE                  CURRENCY SOLD             AMOUNT        2007        (DEPRECIATION)
---------------          -----------------------------   ----------   ------------   --------------
March 2008 ...........   15,306,216 Czech Koruna         $  840,336    $  842,987      $  (2,651)
February 2008 ........   346,297,908 Hungarian  Forint    1,978,619     1,995,441        (16,822)
February 2008 ........   9,253,241 Mexican Peso             841,433       844,817         (3,384)
February 2008 ........   4,510,281 Polish Zloty           1,798,817     1,832,021        (33,204)
                                                                                       ---------
                                                                                       $ (56,061)
                                                                                       =========

6. FINANCIAL FUTURES CONTRACTS. At December 31, 2007, the International Fund had open financial futures contracts as follows:

                                                                      VALUE AT         UNREALIZED
                                                        CONTRACT    DECEMBER 31,      APPRECIATION
CONTRACTS TO BUY                     EXPIRATION DATE     AMOUNT        2007          (DEPRECIATION)
----------------                     ---------------   ----------   ------------     --------------
11 TOPIX Index Futures ...........      March 2008     $1,532,211    $1,447,433        $ (84,778)
35 EURO STOXX ....................      March 2008      2,243,213     2,269,471           26,258
 3 SFE/SFE SPI ...................      March 2008        423,256       418,039           (5,217)
13 FTSE 100 IDX ..................      March 2008      1,643,550     1,670,416           26,866
                                                                                       ---------
                                                                                       $  36,871
                                                                                       =========

      The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in the financial statements. Upon entering into futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

      Fund each day, depending on the daily fluctuation of the value of the contract. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2007 and year ended June 30, 2007 for the Institutional Shares and A Shares were as follows:

                                                  FOR THE SIX-MONTH
                                                    PERIOD ENDED            FOR THE YEAR ENDED
                                                  DECEMBER 31, 2007            JUNE 30, 2007
                                              ------------------------   ------------------------
                                              INSTITUTIONAL              INSTITUTIONAL
                                                 SHARES       A SHARES       SHARES      A SHARES
                                              -------------   --------   -------------   --------
LARGE-CAP FUND

Sold ......................................       2,158,912        767       8,985,291         --
Issued in fund  merger (Note 8)............       2,510,649        831              --         --
Issued on reinvestment of  distributions ..         692,883         40         143,794          9
Redeemed ..................................      (1,837,945)       (17)     (1,931,379)        --
                                              -------------   --------   -------------   --------
Net Increase ..............................       3,524,499      1,637       7,197,706          9
                                              =============   ========   =============   ========
SMALL-CAP FUND

Sold ......................................         291,274         --         927,269         --
Issued on reinvestment of  distributions ..         632,354        226         391,282        113
Redeemed ..................................        (488,235)        --      (2,249,647)      (149)
                                              -------------   --------   -------------   --------
Net Increase ..............................         435,393        226        (931,096)       (36)
                                              =============   ========   =============   ========
INTERNATIONAL FUND

Sold ......................................       7,904,034      2,828      20,802,762      8,461
Issued on reinvestment of  distributions ..      15,857,339      2,864       6,115,497        515
Redeemed ..................................      (7,108,781)      (642)    (13,480,910)      (440)
                                              -------------   --------   -------------   --------
Net Increase ..............................      16,652,592      5,050      13,437,349      8,536
                                              =============   ========   =============   ========
REAL ASSET FUND

Sold ......................................       5,965,183      3,747      21,344,167     12,116
Issued on reinvestment of  distributions ..         874,491        362         357,227        103
Redeemed ..................................      (2,593,279)    (3,416)     (4,097,873)    (4,587)
                                              -------------   --------   -------------   --------
Net Increase ..............................       4,246,395        693      17,603,521      7,632
                                              =============   ========   =============   ========

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

8. MERGER. On December 14, 2007, the Large-Cap Fund acquired all of the assets and liabilities of the Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Mid-Cap Fund. The Large-Cap Fund's acquisition of the Mid-Cap Fund was accomplished through the tax free exchange of the outstanding shares of the Mid-Cap Fund, 3,193,227 Institutional Shares and 1,062 A Shares, on December 14, 2007 (valued at $34,571,119 and $11,446, respectively) for 2,510,649 Institutional Shares and 831 A Shares of the Large-Cap Fund. The net assets and net unrealized appreciation of the Mid-Cap Fund as of the close of business on December 14, 2007 were $34,582,565 and $2,789,012, respectively. Prior to the acquisition on December 14, 2007, the Large-Cap Fund had net assets of $259,072,482. After the acquisition the Large-Cap Fund had net assets of $293,655,047.

9. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

      The tax character of distributions paid during the six-month period ended December 31, 2007 and the year ended June 30, 2007, respectively, were as follows:

                                LARGE-CAP       SMALL-CAP     INTERNATIONAL     REAL ASSET
                                   FUND            FUND            FUND            FUND
                              -------------   -------------   -------------   -------------
SIX-MONTH PERIOD ENDED
   DECEMBER 31, 2007
Ordinary income ...........   $   2,326,473   $   2,000,563   $  65,383,265   $  13,176,455
Long-term capital gains ...       8,833,648       5,611,479     137,700,764      12,448,739
                              -------------   -------------   -------------   -------------
   Total distributions ....   $  11,160,121   $   7,617,042   $ 203,084,029   $  25,625,194
                              =============   =============   =============   =============
YEAR ENDED JUNE 30, 2007
Ordinary income ...........   $   1,246,170   $     834,194   $  45,088,823   $  11,520,073
Long-term capital gains ...       1,403,857       5,552,717      46,991,304       2,306,650
                              -------------   -------------   -------------   -------------
   Total distributions ....   $   2,650,027   $   6,386,911   $  92,080,127   $  13,826,723
                              =============   =============   =============   =============

      The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year end. Accordingly, tax balances have not been determined as of December 31, 2007.

10. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

11. SUBSEQUENT EVENTS. On January 31, 2008, shareholders of the Large-Cap Fund approved a new investment sub-advisory agreement with Robeco Investment Management, Inc. ("Robeco"). Effective February 1, 2008, under the terms of the new agreement Robeco is entitled to receive the following annual investment adviser fee expressed as a percentage of average daily net assets ("assets") managed by Robeco; 0.50% on the first $25 million of assets, 0.45% on the next $25 million of assets and 0.40% on assets over $50 million.

      On January 31, 2008, shareholders of the Large-Cap Fund and the Small-Cap Fund approved an amendment to the current investment sub-advisory agreement with Wilmington Trust Investment Management ("WTIM"). Effective February 1, 2008, WTIM replaced Parametric Portfolio Associates, LLC ("PPA") and began managing the portion of each Fund's assets previously managed by PPA under an index sampling strategy, as well as managing additional assets previously invested in exchange traded funds. Under the terms of the amended agreement for asset managed by WTIM under the new quantitative investment strategy, WTIM is entitled to receive the following annual investment advisory fee expressed as a percentage of assets: for the Large-Cap Fund; 0.15% on the first $1 billion in assets, 0.10% on the next $1 billion in assets and 0.05% on assets over $2 billion, and for the Small-Cap Fund; 0.20% on the first $1 billion, 0.15% on the next $1 billion and 0.10% on assets over $2 billion.

      On January 31, 2008, shareholders of the Real Asset Fund (the "Fund") approved an amendment to the current investment advisory agreement with Rodney Square Management Corporation ("RSMC"). Effective February 1, 2008, RSMC replaced Standish Mellon Asset Management, LLC ("Standish") and began managing the portion of the Fund's assets previously managed by Standish under its inflation-protected debt securities (TIPS) strategy and its enhanced cash strategy. Under the terms of the amended agreement for assets managed by RSMC under its TIPS strategy, RSMC is entitled to receive the following annual investment advisory fee expressed as a percentage of average daily assets under management; 0.07% on the first $25 million of assets, 0.04% on the next $25 million of assets, and 0.02% of assets in excess of $50 million. Also, under the terms of the amended agreement for assets managed by RSMC under its enhanced cash strategy, RSMC is entitled to receive 0.08% of the average daily balance of asset managed under its enhanced cash strategy.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      NOTICE TO SHAREHOLDERS
      -- RESULTS OF SPECIAL SHAREHOLDERS MEETING
================================================================================

      A Special Meeting of Shareholders of the Wilmington Multi-Manager Mid-Cap Fund (the "Mid-Cap Fund") of WT Mutual Fund (the "Trust") was held on December 14, 2007 for the following purpose:

            To approve an Agreement and Plan of Reorganization providing for (a) the transfer of all of the Mid-Cap Fund assets and liabilities to the Wilmington Multi-Manager Large-Cap Fund (the "Large-Cap Fund"), a series of the Trust, in exchange for shares of the Large-Cap Fund, and (b) the subsequent complete liquidation of the Mid-Cap Fund.

      All shareholders of record at the close of business on October 12, 2007 were entitled to attend or submit proxies. As of the record date, the Mid-Cap Fund had 2,841,105 shares outstanding. At the meeting shareholders approved the Agreement and Plan of Reorganization described above. The results of the voting for the proposal were as follows:

                  VOTES FOR   VOTES AGAINST   VOTES ABSTAINED
                  ---------   -------------   ---------------
                  2,182,232       1,086           278,249

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
      SUB-ADVISORY AGREEMENTS
================================================================================

At a meeting held on August 16, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund, and Wilmington Multi-Manager Real Asset Fund (each a "series"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. At the same meeting the Board also approved the continuation of the existing sub-advisory agreements among the Trust, RSMC and each of the following sub-advisers: Goldman Sachs Asset Management, L.P.; Julius Baer Investment Management, LLC; Real Estate Management Services Group, LLC; AEW Management and Advisors L.P.; Armstrong Shaw Associates, Inc.; Batterymarch Financial Management, Inc.; Montag & Caldwell, Inc.; Systematic Financial Management L.P.; First Quadrant, L.P.; Parametric Portfolio Associates LLC; Acadian Asset Management, Inc.; and Standish Mellon Asset Management Company, LLC (the "Sub-Advisory Agreements" together with the WTIM Agreement and the Advisory Agreement, the "Agreements").

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of the Adviser's and Sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients,
(vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material, impact on the Adviser's or a Sub-adviser's ability to service the series, (ix) the compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. The Adviser and each Sub-adviser provided information regarding the advisory fees received and an analysis of these fees in relation to the services for each of the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the Adviser's or Sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and each Sub-adviser. The Trustees considered the services provided to each series by each sub-adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
      SUB-ADVISORY AGREEMENTS -- CONTINUED
================================================================================

policies similar to those of the series. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and Sub-adviser to each series was appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that the Adviser and each Sub-adviser had sufficient personnel, with the appropriate education and experience, to serve each series effectively and had demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the investment performance of each series, RSMC and each of the Sub-advisers. The Board reviewed and considered comparative performance data and each series performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and the Adviser and each Sub-adviser was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

The Board considered the costs of the services provided by the Adviser and each Sub-adviser, the compensation and benefits received by the Adviser and each Sub-adviser in providing services to the series, as well as the Adviser's and each Sub-adviser's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the Adviser and Sub-advisers. The Board was satisfied that the Adviser's and each Sub-adviser's profits were sufficient to continue as viable concerns generally and as investment adviser or sub-adviser of each series specifically. The Board concluded that the Adviser's and each Sub-adviser's fees and profits derived from its relationship with the Trust in light of each series expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by the Adviser and the Sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the series for the benefit of shareholders due to certain break-points in the advisory or sub-advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Adviser's or a Sub-adviser's agreement and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each series and its shareholders to approve the continuation of each of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      EVALUATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENT
      FOR THE WILMINGTON MULTI-MANAGER LARGE-CAP FUND
================================================================================

At a meeting held on November 29, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved a new sub-advisory agreement among the Trust, RSMC and Robeco Investment Management, Inc. ("Robeco" or the "Sub-Adviser") (the "Agreement") for an initial two-year period. In determining whether to approve the Agreement, the Trustees considered information provided by the Sub-Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Sub-Adviser provided regarding (i) services to be performed for the Wilmington Multi-Manager Large-Cap Fund (the "Fund"), (ii) the services performed by the Sub-Adviser for the Wilmington Multi-Manager Mid-Cap Fund (the "Mid-Cap Fund") (which was being reorganized into the Large-Cap Fund); (iii) the size and qualifications of the Sub-Adviser's portfolio management staff, (iv) how the Sub-Adviser will manage the portion of the Fund allocated to it by RSMC, including a general description of the proposed investment decision-making process, sources of information, and investment strategies, (v) investment performance information for similarly managed accounts and investment companies, (vi) brokerage selection procedures (including soft dollar arrangements), and (vii) results of any regulatory examinations, including any recommendations or deficiencies noted. The Sub-Adviser had previously provided its Code of Ethics and proxy voting policies and procedures for the Trustees review and consideration.

The Sub-Adviser also provided information regarding its proposed sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services, an estimation of the profitability of the Sub-Adviser in general and as a result of the fees received from the Fund, any other ancillary benefit resulting from the Sub-Adviser's relationship with the Fund; the structure of, and the method used to determine the compensation received by a portfolio manager from the Fund or any other account managed by the Sub-Adviser; and the Sub-Adviser's most recent audited financial statements. RSMC also reported on its analysis and recommendation of the Sub-Adviser as a sub-adviser to the Fund.

The Trustees reviewed the services to be provided to the Fund by the Sub-Adviser and concluded that the nature, extent and quality of the services to be provided by Robeco to the Fund are appropriate and consistent with the Agreement. They also concluded that the Sub-Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services to be provided by the Sub-Adviser, the compensation and benefits received by the Sub-Adviser in providing services to the Fund, as well as the Sub-Adviser's projected profitability. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of the Sub-Adviser. The Trustees concluded that the Sub-Adviser's fees and profits derived from its relationship with the Fund in light of the Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund and the quality of services provided by the Sub-Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the benefit of the Fund's shareholders due to break-points in the sub-advisory fees.

After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board and the information provided for consideration by the Trustees at the August 16, 2007 meeting with respect to continuation of the Sub-Advisory Agreement with Robeco for the Mid-Cap Fund, the Trustees determined that it would be in the best interests of the Fund's shareholders to approve the Sub-Advisory Agreement with Robeco for the Large-Cap Fund. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      APPROVAL OF AMENDMENT TO SUB-ADVISORY AGREEMENT
      FOR THE WILMINGTON MULTI-MANAGER LARGE-CAP AND
      WILMINGTON MULTI-MANAGER SMALL-CAP FUNDS
================================================================================

At a meeting held on November 29, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved an amendment to the sub-advisory agreement among the Trust, RSMC and Wilmington Trust Investment Management, LLC ("WTIM" or the "Sub-Adviser") (the "Amended Sub-Advisory Agreement"). In determining whether to approve the Amended Sub-Advisory Agreement, the Trustees considered information provided by the Sub-Adviser in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Sub-Adviser provided regarding (i) the additional services to be performed for the Wilmington Multi-Manager Large-Cap and Wilmington Multi-Manager Small-Cap Funds (the "Cap Funds"), (ii) the size and qualifications of the Sub-Adviser's portfolio management staff, (iii) how the Sub-Adviser will manage the portion of each of the Cap Funds allocated to it by RSMC, including a general description of the proposed investment decision-making process, sources of information and investment strategies, (iv) investment performance information for similarly managed accounts and investment companies, (v) brokerage selection procedures (including soft dollar arrangements), and (vi) results of any regulatory examinations, including any recommendations or deficiencies noted.

The Sub-Adviser also provided information regarding its proposed sub-advisory fees and an analysis of these fees in relation to the delivery of services to each of the Cap Funds, the costs of providing such services, an estimation of the profitability of the Sub-Adviser in general and as a result of the fees received from the Cap Funds, any other ancillary benefit resulting from the Sub-Adviser's relationship with the Cap Funds; the structure of, and the method used to determine the compensation received by a portfolio manager from each of the Cap Funds or any other account managed by the Sub-Adviser. RSMC also reported on its analysis and recommendation of the Sub-Adviser as a sub-adviser to the Cap Funds.

The Trustees reviewed the additional services to be provided to each of the Cap Funds by the Sub-Adviser and concluded that the nature, extent and quality of the services to be provided by WTIM to each of the Cap Funds are appropriate and consistent with the terms of the Amended Sub-Advisory Agreement, and that the Cap Funds were likely to benefit from RSMC allocating additional assets to WTIM as a Sub-Adviser. They also concluded that the Sub-Adviser has sufficient personnel, with the appropriate education and experience, to serve the Cap Funds effectively.

The Trustees considered the costs of the services to be provided by the Sub-Adviser, the compensation and benefits received by the Sub-Adviser in providing additional services to each of the Cap Funds, as well as the Sub-Adviser's projected profitability. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of the Sub-Adviser. The Trustees concluded that the Sub-Adviser's fees and profits derived from its relationship with the Cap Funds in light of the Funds expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense ratio of the Cap Funds is reasonable, taking into account the size of the Funds and the quality of services provided by the Sub-Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each of the Cap Funds grows, and whether the sub-advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the benefit of the Funds shareholders due to break-points in the sub-advisory fees.

After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board, the Trustees determined that it would be in the best interests of shareholders of each of the Cap Funds to approve the Amended Sub-Advisory Agreement with WTIM. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      EVALUATION AND APPROVAL OF AMENDED SUB-ADVISORY AGREEMENT
      FOR THE WILMINGTON MULTI-MANAGER REAL ASSET FUND
================================================================================

At a meeting held on November 29, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved an amendment to the advisory agreement between the Trust and Rodney Square Management Corporation ("RSMC" or the "Adviser") (the "Amended Agreement"). In determining whether to approve the Amended Agreement, the Trustees considered information provided by RSMC in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that the Adviser provided regarding (i) services to be performed for the Wilmington Multi-Manager Real Asset Fund (the "Fund"), (ii) the size and qualifications of the Adviser's portfolio management staff, (iii) how the Adviser will manage its portion of the Fund, including a general description of the proposed investment decision-making process, sources of information and investment strategies, and (iv) investment performance information for similarly managed accounts.

The Adviser also provided information regarding its proposed additional advisory fees and an analysis of these fees in relation to the delivery of services to the Fund, the costs of providing such services, an estimation of the profitability of the Adviser in general and as a result of the fees received from the Fund, any other ancillary benefit resulting from the Adviser's relationship with the Fund; and the structure of, and the method used to determine the compensation received by a portfolio manager from the Fund or any other account managed by the Adviser.

The Trustees reviewed the services to be provided to the Fund by the Adviser and concluded that the nature, extent and quality of the services to be provided by RSMC to the Fund are appropriate and consistent with the terms of the Amended Agreement, and that the Fund is likely to benefit from having RSMC directly manage a portion of the assets of the Fund. They also concluded that the Adviser has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively.

The Trustees considered the costs of the services to be provided by the Adviser, the compensation and benefits received by the Adviser in providing services to the Fund, as well as the Adviser's projected profitability. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of the Adviser. The Trustees concluded that the Adviser's fees and profits derived from its relationship with the Fund in light of the Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable assets with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund and the quality of services provided by the Adviser.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the benefit of the Fund's shareholders due to break-points in the advisory fees.

After consideration of all the factors, and taking into consideration the information presented during the meeting of the Board, the Trustees determined that it would be in the best interests of the Fund's shareholders to approve the Amended Agreement with RSMC. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND               POSITION(S) HELD
     DATE OF BIRTH,               WITH TRUST,                  PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN         TERM OF OFFICE AND               DURING PAST FIVE YEARS,
      FUND COMPLEX              LENGTH OF TIME                   OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE 1              SERVED                         HELD BY TRUSTEE
------------------------   --------------------------   --------------------------------------
TED T. CECALA 2            Trustee                      Director, Chairman of the Board, and
Date of Birth: 1/49                                     Chief Executive Officer of Wilmington
                           Shall serve at the           Trust Corporation and Wilmington
22 Funds                   pleasure of the Board        Trust Company since 1996; Member of
                           and until successor is       the Board of Managers of Cramer
                           elected and qualified.       Rosenthal McGlynn, LLC and Roxbury
                           Trustee since August 2007.   Capital Management, LLC. (registered
                                                        investment advisers)

                                                        Wilmington Trust Corporation;
                                                        Wilmington Trust Company.
----------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN 3      Trustee                      Retired since February 2006.
Date of Birth: 2/49                                     Executive Vice President of
                           Shall serve until death,     Wilmington Trust Company from
22 Funds                   resignation or removal.      February 1996 to February 2006;
                           Trustee since October        President of Rodney Square Management
                           1998; President and          Corporation ("RSMC") from 1996 to
                           Chairman of the Board        2005; Vice President of RSMC from
                           from October 1998 to         2005 to 2006.
                           January 2006.
                                                        Fund Vantage Trust (registered
                                                        investment Company)

1 The "Fund Complex" currently consists of the Trust (22 funds), CRM Mutual Fund Trust (5 funds) and The Roxbury Funds (2).

2 Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

3 Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

INDEPENDENT TRUSTEES

        NAME AND               POSITION(S) HELD
     DATE OF BIRTH,               WITH TRUST,                  PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN         TERM OF OFFICE AND               DURING PAST FIVE YEARS,
      FUND COMPLEX              LENGTH OF TIME                   OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE 1              SERVED                         HELD BY TRUSTEE
------------------------   --------------------------   --------------------------------------
ROBERT ARNOLD              Trustee                      Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                     Co., Inc. (financial consulting)
                           Shall serve until death,     since 1989.
22 Funds                   resignation or removal.
                           Trustee since May 1997.      First Potomac Realty Trust (real
                                                        estate investment trust).
----------------------------------------------------------------------------------------------
DR. ERIC BRUCKER           Trustee                      Professor of Economics, Widener
Date of Birth: 12/41                                    University since July 2004; formerly
                           Shall serve until death,     Dean, School of Business
22 Funds                   resignation or removal.      Administration of Widener University
                           Trustee since October        from 2001 to 2004; Dean, College of
                           1999.                        Business, Public Policy and Health at
                                                        the University of Maine from
                                                        September 1998 to June 2001.

                                                        None
----------------------------------------------------------------------------------------------
NICHOLAS GIORDANO          Trustee and Chairman of      Consultant, financial services
Date of Birth: 3/43        the Board                    organizations from 1997 to present;
                                                        Interim President, LaSalle University
22 Funds                   Shall serve until death,     from 1998 to 1999.
                           resignation or removal.
                           Trustee since October        Kalmar Pooled Investment Trust; The
                           1998.                        RBB Fund, Inc. (registered investment
                                                        companies); Independence Blue Cross;
                                                        IntriCon Corporation (industrial
                                                        furnaces and ovens); Commerce
                                                        Bancorp, Inc.
----------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.           Trustee                      Self-employed financial consultant
Date of Birth: 5/35                                     since 1991.
                           Shall serve until death,
27 Funds                   resignation or removal.      CRM Mutual Fund Trust (registered
                           Trustee since October        investment companies); WHX
                           1999.                        Corporation (industrial manufacturer).
----------------------------------------------------------------------------------------------
JOHN J. QUINDLEN           Trustee                      Retired since 1993. Former Chief
Date of Birth: 5/32                                     Financial Officer of E.I. duPont de
                           Shall serve until death,     Nemours and Co.
22 Funds                   resignation or removal.
                           Trustee since October        None
                           1999.
----------------------------------------------------------------------------------------------
MARK A. SARGENT            Trustee                      Dean and Professor of Law, Villanova
Date of Birth: 4/51                                     University School of Law since July
                           Shall serve until death,     1997.
22 Funds                   resignation or removal.
                           Trustee since November       The RBB Fund, Inc. (registered
                           2001.                        investment company); Financial
                                                        Industry Regulatory Authority (FINRA).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS

                               POSITION(S) HELD
                                  WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                              TERM OF OFFICE AND                DURING PAST FIVE YEARS,
    NAME, ADDRESS AND           LENGTH OF TIME                    OTHER DIRECTORSHIPS
      DATE OF BIRTH                 SERVED                               HELD
------------------------   --------------------------   --------------------------------------
NEIL WOLFSON               President and Chief          President & Chief Executive Officer of
1100 North Market Street   Executive Officer            Wilmington Trust Investment
Wilmington, DE 19890                                    Management, LLC ("WTIM") since July
Date of Birth: 6/64        Shall serve at the           2004; previously, Partner with KPMG
                           pleasure of the Board        (public accounting) from 1996 to 2004.
                           and until successor is
                           elected and qualified.       N/A
                           Officer since January
                           2006
----------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT        Vice President               Vice President, RSMC since 2001; Vice
1100 North Market Street                                President of WTIM since 2006; Vice
Wilmington, DE 19890       Shall serve at the           President, Wilmington Trust Company
Date of Birth: 9/53        pleasure of the Board        since 1997.
                           and until successor is
                           elected and qualified.       N/A
                           Officer since October
                           1998.
----------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.       Vice President               Vice President, RSMC since 1992.
1100 North Market Street
Wilmington, DE 19890       Shall serve at the           N/A
Date of Birth: 1/57        pleasure of the Board
                           and until successor is
                           elected and qualified.
                           Officer since November
                           1999.
----------------------------------------------------------------------------------------------
JOHN J. KELLEY             Vice President & Chief       Vice President of RSMC since July
1100 North Market Street   Financial Officer            2005; Vice President of PFPC Inc. from
Wilmington, DE 19890                                    January 2005 to July 2005; Vice
Date of Birth: 9/59        Shall serve at the           President of Administration, 1838
                           pleasure of the Board        Investment Advisors, LP from 1999 to
                           and until successor is       2005; Chief Compliance Officer, 1838
                           elected and qualified.       Investment Advisors, LP from 2004 to
                           Officer since September      2005.
                           2005.
                                                        N/A
----------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY         Chief Compliance Officer     Chief Compliance Officer, Rodney
1100 North Market Street   & Anti-Money Laundering      Square Management Corporation since
Wilmington, DE 19890       Officer                      2004; Vice President and Chief
Date of Birth: 5/51                                     Compliance Officer, 1838 Investment
                           Shall serve at the           Advisors, LP from 1998 to 2004.
                           pleasure of the Board
                           and until successor is       N/A
                           elected and qualified.
                           Officer since September
                           2004.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
      TRUSTEES AND OFFICERS -- CONTINUED
================================================================================

EXECUTIVE OFFICERS (CONTINUED)

                                POSITION(S) HELD
                                  WITH TRUST,                  PRINCIPAL OCCUPATION(S)
                               TERM OF OFFICE AND              DURING PAST FIVE YEARS,
   NAME, ADDRESS AND             LENGTH OF TIME                  OTHER DIRECTORSHIPS
     DATE OF BIRTH                   SERVED                              HELD
------------------------   --------------------------   --------------------------------------
CHARLES D. CURTIS          Vice President & Treasurer   Vice President of RSMC since February
1100 North Market Street                                2007; Vice President of PFPC Inc. from
Wilmington, DE 19890       Shall serve at the           2001 to 2007.
Date of Birth: 10/55       pleasure of the Board and
                           until successor is           N/A
                           elected and qualified.
                           Officer since February
                           2007.
----------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.      Vice President & Secretary   Vice President of RSMC since November
1100 North Market Street                                2006; Coleman Counsel Per Diem from
Wilmington, DE 19890       Shall serve at the           November 2005 to November 2006; Vice
Date of Birth: 1/52        pleasure of the Board and    President and Senior Counsel of Merrill
                           until successor is           Lynch & Co., Inc. from 1994 to 2005.
                           elected and qualified.
                           Officer since February       N/A
                           2007.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the investment adviser voted proxies for the most recent 12-month period ended June 30, 2007 is available, without charge by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES                                OFFICERS

Nicholas A. Giordano                    Neil Wolfson
Chairman of the Board                   President & Chief Executive Officer

                                        John J. Kelley
Robert H. Arnold                        Vice President & Chief Financial Officer

                                        Charles D. Curtis
Dr. Eric Brucker                        Vice President & Treasurer

                                        Edward W. Diffin Jr.
Ted T. Cecala                           Vice President & Secretary

                                        Clayton M. Albright
Robert J. Christian                     Vice President

                                        Joseph M. Fahey Jr.
Louis Klein Jr.                         Vice President

                                        Anna M. Bencrowsky
John J. Quindlen                        Chief Compliance Officer


Mark A. Sargent


--------------------------------------------------------------------------------

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890


INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890


SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PFPC Inc.

301 Bellevue Parkway, Wilmington, DE 19809


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MULTI-MANAGER FUNDS - INSTITUTIONAL AND A SHARES.




WILMINGTON   |
     FUNDS   |                                                  MULTI_Semi_12/07

                               ETF & ASSET ALLOCATION FUNDS

                     SEMI ANNUAL REPORT | DECEMBER 31, 2007











                                                  ETF ALLOCATION

                                     AGGRESSIVE ASSET ALLOCATION

                                       MODERATE ASSET ALLOCATION

                                   CONSERVATIVE ASSET ALLOCATION


                                         WILMINGTON  [LOGO]
                                              FUNDS

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------

--------------------------------------------------------------------------------



CONTENTS                                  page

President's Message .....................    3

Expense Disclosure ......................   13

Disclosure of Portfolio Holdings ........   15

Investments .............................   16

Financial Statements ....................   18


                                          page

Financial Highlights ....................   26

Notes to Financial Statements ...........   34

Evaluation and Approval of
   Investment Advisory and
   Sub-Advisory Agreements ..............   41

Trustees and Officers ...................   43


DEFINITION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

DOW JONES GLOBAL AGGRESSIVE PORTFOLIO INDEX, DOW JONES GLOBAL MODERATE PORTFOLIO INDEX AND DOW JONES GLOBAL MODERATELY CONSERVATIVE PORTFOLIO INDEX measure the performance of aggressive, moderate and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities; the DJ Global Moderate Portfolio Index measures the risk of a portfolio with 60% exposure to equity securities; and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

FTSE NAREIT(R) EQUITY INDEX is market-value weighted unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

LEHMAN U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

LEHMAN U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

MSCI EAFE(R) (EUROPE, AUSTRALASIA, FAR EAST) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of December 2007, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of December 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   DEFINITION OF INDICES -- CONTINUED
--------------------------------------------------------------------------------


RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

NAREIT IS A REGISTERED TRADEMARK OF THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS.

THE DOW JONES INDICES ARE A SERVICE MARK OF DOW JONES & COMPANY, INC.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

     During the six months ended December 31, 2007, the financial markets continued to bear the weight of economic uncertainty and delivered mainly weak results. In 2007, the stock market rose 5.5% as measured by the S&P 500 Index. The first half saw a relatively steady 6.9% gain driven by a 9.5% increase in operating profits, a modestly growing economy (GDP +2.2%), and apparently benign inflation (core CPI rose +2.3%). The second half was volatile and the S&P 500 lost -1.4%. In contrast to the earlier part of the year, operating profits dropped -5.7% in the third quarter and are estimated to be down at least -9% in the fourth. So far the earnings weakness has been largely confined to the financial sector, where declining net interest margins, extensive write-offs of lower quality mortgage securities, and a general tightening of lending standards have all contributed to the profit declines.

     The most significant story of 2007 for the market was the wave of sub-prime mortgage delinquencies and the effects on the homebuilding and financial markets. The problems started with a relatively small segment of the mortgage lending market and spread to broader financial markets including international financial institutions with exposure to loans through direct ownership or by having accepted them as collateral. The impact on the economy became more pronounced as a full blown credit crunch ensued, with even the largest banks unwilling to lend to each other without knowing the full extent of their counterparty's exposure. As the year drew to a close, the future scope of write-offs in the financial sector was still in question. Importantly, albeit unfairly, the markets have inflicted price pressure on many financial services firms, even those that have avoided sub-prime exposure and maintained a solid loan portfolio.

     Following is a summary of the six-month performance of the asset classes in which our Asset Allocation Funds may invest-U.S. stocks, international stocks, bonds, real assets and cash equivalents.

U.S. STOCKS DELIVER MIXED RESULTS

     The broad U.S. stock market, as measured by the Russell 3000 Index, recorded a decline of -1.8% for the six-month period. Investors found strength in growth stocks last year as the broad-market Russell 3000 Growth Index-for the first time since 1999-outperformed the Russell 3000 Value Index. The Growth Index returned 11.4% in 2007 (dipping just -0.9% for the fourth quarter) while the Value Index lost -1% for the year. Even though poor-performing financial services firms were responsible for a big part of the victory for growth stocks, growth did better than value at all capitalization levels. The resurgence of large-cap stocks was also a bright spot for investors, representing another turnabout from a long-run of small-cap outperformance. The large-cap Russell 1000 Index reflected a 5.8% gain for the year, outpacing the small-cap Russell 2000 Index (-1.6%). Active managers tended to underweight holdings in financials and garnered returns better than their benchmark indices and some index funds. For example, in 2007, the Wilmington Aggressive Asset Allocation Fund (Institutional Shares) returned 8.46% versus the unmanaged S&P 500 Index's 5.49% gain.

INTERNATIONAL STOCKS FAIR WELL

     International stocks showed solid returns in the broad sense, as measured by the MSCI EAFE Index, reporting an 11.2% gain. Emerging markets continued to be a fertile ground for growth, with the MSCI Emerging Markets (excluding Asia) Index soaring 37.5%. While both growth and value stocks of developed countries provided respectable returns, the domestic pattern of growth beating value was also present abroad. The MSCI EAFE Growth Index rewarded investors with 16.5% for the year, with the MSCI EAFE Value Index bringing in 6.0% for 2007.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


BONDS CONTINUE TO STRUGGLE

     Through the six months ended December 31, 2007, the Federal Reserve Board maintained a viewpoint that balanced the risks of inflation and the possibility of recession. The Federal Funds rate peaked at 5.25% in the summer and was lowered three times to 4.25% at the end of 2007. With the three-month Treasury Bill rate at 3.2%, the markets seem to be foreshadowing another Fed Funds rate reduction. Contrarians noted that upward pressure on commodity prices could reignite an inflation spiral. Oil prices approached $100 per barrel by year-end and appeared to be in a strong uptrend. Food prices were strong as well and the price of other commodities such as copper and gold continued to approach their highs.

MOST REAL ASSETS WIN

     We define real assets as securities whose prices tend to do well amid upturns in inflation. Among such securities are inflation-linked bonds, whose principal values and interest payments are linked to the rate of inflation, real estate-related securities, and commodity/natural resource-related securities. The past six months continued to put real assets to the test as the FTSE NAREIT Equity Index ("NAREIT Index") lost 10.4%, the Lehman U.S. TIPS Index ("TIPS Index") gained 9.7% and the Dow Jones-AIG Commodity Index gained 11.3%. For 2007, the NAREIT Index lost -15.7%, the Dow Jones-AIG Commodity Index returned 16.2% and the Lehman U.S. TIPS Index gained 11.6%.

CASH RETURNS DIP, FOLLOWING THE FED'S LEAD

     Through the first few of the six months ended December 31, 2007, the Federal Reserve maintained a balanced position between the risks of inflation and the possibility of recession. However, the credit environment weakened in July and August when the reach of the sub-prime mortgage loan roil could be felt in all fixed-income sectors, including very short-term money market securities. This six-month period saw the press--perhaps unfairly--studying all short-term investments for potential sub-prime exposure. Lower interest rates in the credit markets resulted, even for instruments of issuers with solid, high-quality money market investments--and no exposure to sub-prime loans. Investors quickly shunned any issue tied to collateralized debt obligations and demonstrated a preference for high-quality corporate commercial paper and other instruments free of potential sub-prime impact.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON ETF ALLOCATION FUND

     Wilmington ETF Allocation Fund (the "ETF Fund" or "Fund") is managed according to a series of quantitative models that gauge the momentum in various segments of the markets. These segments include large- and small-capitalization U.S. stocks segregated by growth and value stocks, developed and emerging market international equities, and "Real Return" assets such as real estate investment trusts ("REITs"), Treasury Inflation Protected Securities ("TIPS") or commodity-related securities. The Fund gains exposure to these market segments by investing in exchange-traded funds that attempt to track the performance of unmanaged indices covering these market segments.

     Institutional Shares of the ETF Fund returned 2.02% during the six months ended December 31, 2007. This was a positive result in absolute terms, and exceeded the -1.19% return of the Dow Jones Global Aggressive Portfolio Index ("DJ Aggressive Index") and the S&P 500 Index -1.37%.

     The ETF Fund made a few shifts in its asset class allocations during the last half of 2007. As a result of these shifts, the Fund: increased its exposure to emerging international equity markets (from 5% of Fund assets as of June 30, 2007, to 11% of Fund assets as of December 31, 2007); eliminated its stake in ETFs tracking large-capitalization, value-oriented U.S. stocks (61% of assets as of June 30), moving into ETFs tracking large-cap, growth-oriented U.S. stocks (58% of assets as of December 31); also eliminated its exposure to real estate investment trusts (9% of assets as of June 30); and established a small position in growth-oriented stocks in developed international equity markets (5% of assets as of December 31). One constant in the Fund's allocation throughout the half-year was its 25% allocation to ETFs tracking a blend of growth and value stocks in developed international equity markets.

--------------------------------------------------------------------------------

                         WILMINGTON ETF ALLOCATION FUND

                                              Average Annual Total Returns
                                         -------------------------------------
                                                                      SINCE
                                                                    INCEPTION
DATE OF                                    SIX                    DECEMBER 20,
                                         MONTHS       1 YEAR         2005(1)
                                         ------      --------     ------------
 ETF Allocation Fund
  -- Institutional Shares                 2.02%        7.97%         13.30%
  -- A Shares (with sales charge)(2)     (1.69)%       3.82%         11.04%
  -- A Shares at NAV                      1.89%        7.62%         12.99%
 S&P 500 Index                           (1.37)%       5.49%          9.91%
 DJ Aggressive Index                     (1.19)%       8.66%         13.21%

--------------------------------------------------------------------------------

---------------
    PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE  SINCE   INCEPTION   RETURNS  ARE  FOR  THE  PERIOD  DECEMBER  20,  2005
    (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

     The Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") is managed according to a series of quantitative models that gauge both the relative valuations of and momentum in various segments of the markets. These segments include large- and small-capitalization U.S. stocks (both growth- and value-oriented), developed international equity markets, emerging international equity markets, "real assets"--which include real estate-related securities, commodity-related securities, and inflation-linked bonds-conventional bonds, and cash equivalents. The Fund is structured as a "fund of funds," investing in other Wilmington Funds that focus on these market segments.

     Institutional Shares of the Fund returned 1.34% during the six months ended December 31, 2007. While this gain was not great in absolute terms, it exceeded the Fund's benchmarks. The Fund performed better than the Dow Jones Global
Aggressive Portfolio Index ("DJ Aggressive Index"), which returned -1.19%, and more so the S&P 500 Index, which returned -1.37%. The Fund's advantage when compared to its benchmarks was the result of three factors: 1) its broad diversification; 2) adroit positioning among the asset classes; and 3) the strong collective performance of the underlying funds.

     In a weak period for large-cap U.S. stocks, which dominate the S&P 500 Index, it was a decided advantage for the Aggressive Fund to be invested not just in large caps but also in other, generally better-performing asset classes. Relative to the DJ Aggressive Index, which includes a diversified mix of U.S. and international equity securities, the Aggressive Fund benefited in part from having much less exposure to U.S. small caps (approximately 2% of the Fund versus 22% of the index), which declined -7.53%, according to the Russell 2000 Index. Finally, three of the underlying funds in which the Aggressive Fund's investments were concentrated performed well during the six months ended December 31, 2007, helping the Fund to outpace both the S&P 500 and DJ Aggressive Indices.

     o Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Large-Cap Fund") declined -0.47%, a disappointing result in absolute terms but nearly 1% better than the total return of the Large-Cap Fund's benchmark, the Russell 1000 Index, which slipped -1.31%. A bit more than 40% of the Aggressive Fund's assets were invested in the Large-Cap Fund throughout the half-year.

     o Institutional Shares of the Wilmington Multi-Manager International Fund (the "International Fund") returned 0.76%, while its benchmark, the MSCI EAFE (net) Index returned 0.39%. Somewhat less than 40% of the Aggressive Fund's assets were invested in the International Fund throughout the half-year.

     o Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund") returned 8.02%. The Real Asset Fund's result was not as strong as the 9.73% return of that Fund's primary benchmark, the Lehman U.S. TIPS Index, but it was significantly higher than the results of both of the Aggressive Fund's benchmarks. Moreover, the Real Asset Fund's performance was strong in relation to that Fund's blended benchmark, a mix of 50% Lehman U.S. TIPS Index, 30% FTSE NAREIT Equity Index, and 20% Dow Jones-AIG Commodity Index, which returned 3.99%. Approximately 20% of the Aggressive Fund's assets were invested in the Real Asset Fund throughout the half-year.

     A fourth underlying fund in which the Aggressive Fund invested during the six-month period, the Wilmington Multi-Manager Small-Cap Fund (the "Small-Cap Fund"), recorded weak results in both absolute and relative terms. Institutional Shares in the Small-Cap Fund declined -8.56%, lagging that Fund's benchmark, the Russell 2000 Index, which fell -7.53%. The impact of the Small-Cap Fund's performance was minimal, however, as the Fund accounted for just about 2% of the assets of the Aggressive Fund during the half-year.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


     The following performance table compares the performance of the Institutional and A Shares of the Aggressive Fund and its predecessor, the Aggressive Allocation CTF (a common trust fund), with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations of the Aggressive Allocation CTF on July 15, 2003 through December 31, 2007. The Aggressive Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended, (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal
Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

---------------------------------------------------------------------------------------------------------------

                                        AGGRESSIVE ASSET ALLOCATION FUND

                                                               Average Annual Total Returns
                                            ------------------------------------------------------------------
                                                                           SINCE                   SINCE
                                                                         INCEPTION               INCEPTION
                                             SIX                          DATE OF                 DATE OF
                                            MONTHS      1 YEAR      DECEMBER 20, 2005(1)      JULY 15, 2003(2)
                                            ------      ------      --------------------      ----------------
 Aggressive Asset Allocation Fund
  -- Institutional Shares                    1.34%       8.46%             12.53%                   13.87%
  -- A Shares (with sales charge)(3)        (2.31)%      4.47%             10.34%                   12.60%
  -- A Shares at NAV                         1.22%       8.21%             12.27%                   13.50%
 S&P 500 Index                              (1.37)%      5.49%              9.91%                   10.98%
 DJ Aggressive Index                        (1.19)%      8.66%             13.21%                   17.16%

---------------------------------------------------------------------------------------------------------------


---------------
    PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH DECEMBER 31, 2007, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2007. THE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON MODERATE ASSET ALLOCATION FUND

The Wilmington Moderate Asset Allocation Fund (the "Moderate Fund" or "Fund") is managed according to a series of quantitative models that gauge both the relative valuations of and momentum in various segments of the markets. These segments include large- and small-capitalization U.S. stocks (both growth- and value-oriented), developed international equity markets, emerging international equity markets, "real assets"--which include real estate-related securities, commodity-related securities, and inflation-linked bonds--conventional bonds, and cash equivalents. The Fund is structured as a "fund of funds," investing in other Wilmington Funds that focus on these market segments.

     Institutional Shares of the Fund returned 2.58% during the six months ended December 31, 2007. This gain was good in both an absolute and relative terms, in that it exceeded the Fund's benchmarks. The Fund performed better than the Dow Jones Global Moderate Portfolio Index ("DJ Moderate Index"), which returned 2.05%, and its Blended Index (60% S&P 500 Index and 40% Lehman Intermediate Government/Credit Index), which returned 1.55%. The Fund's advantage when compared to its benchmarks was the result of three factors: 1) its broad diversification; 2) adroit positioning among the asset classes it considers; and
3) the strong collective performance of the underlying funds.

     In a weak period for large-cap U.S. stocks, which dominate the S&P 500 Index, it was a decided advantage for the Moderate Fund to be invested not just in large caps but also in other, generally better-performing asset classes. Relative to the DJ Moderate Index, which includes a diversified mix of U.S. and international equity securities as well as bonds, the Moderate Fund benefited in part from having less exposure to U.S. small caps (approximately 2% of the Fund versus 13% of the index), which returned 2.05%. Finally, four of the underlying funds in which the Moderate Fund's investments were concentrated performed well during the six months ended December 31, 2007, helping the Fund to outpace both the DJ Moderate Index and its Blended Index.

     o Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Large-Cap Fund") declined -0.47%, a disappointing result in absolute terms but nearly 1% better than the total return of the Large-Cap Fund's benchmark, the Russell 1000 Index, which slipped -1.31%. More than 25% of the Moderate Fund's assets were invested in the Large-Cap Fund throughout the half-year.

     o Institutional Shares of the Wilmington Multi-Manager International Fund (the "International Fund") returned 0.76%, while its benchmark, the MSCI EAFE (net) Index returned 0.39%. More than 20% of the Moderate Fund's assets were invested in the International Fund throughout the half-year.

     o Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund") returned 8.02%. The Real Asset Fund's result was not as strong as the 9.73% return of that Fund's primary benchmark, the Lehman U.S. TIPS Index, but it was significantly higher than the results of both of the Moderate Fund's benchmarks. Moreover, the Real Asset Fund's performance was strong in relation to that Fund's blended benchmark, a mix of 50% Lehman U.S. TIPS Index, 30% FTSE NAREIT Equity Index, and 20% Dow Jones-AIG Commodity Index, which returned 3.99%. Approximately 15% of the Moderate Fund's assets were invested in the Real Asset Fund throughout the half-year.

     o Institutional Shares of the Wilmington Short/Intermediate-Term Bond Fund (the "Bond Fund") delivered a solid absolute return of 5.13% during the six-month period but underperformed its primary benchmark, the Lehman Intermediate Government/Credit Index, which gained 5.87%. Still, the Bond Fund, which accounted for about 35% of the Moderate Fund's assets throughout the half-year, returned significantly more than both of the Moderate Fund's benchmarks.

     A fifth underlying fund in which the Moderate Fund invested during the six-month period, the Wilmington Multi-Manager Small-Cap Fund (the "Small-Cap Fund"), recorded weak results in both absolute and relative terms. Institutional Shares of the Small-Cap Fund declined -8.56%, lagging that Fund's benchmark, the Russell 2000 Index, which fell -7.53%. The impact of the Small-Cap Fund's performance was minimal, however, as the Fund accounted for just about 2% of the assets of the Moderate Fund during the period.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


   The following performance table compares the performance of the Institutional and A Shares of the Moderate Fund and its predecessor, the Moderate Allocation CTF (a common trust fund), with that of the DJ Moderate Index and a Blended Index consisting of the weighted return of 60% of the S&P 500 Index and 40% Lehman Intermediate Government/Credit Index, since the commencement of operations of the Moderate Allocation CTF on July 15, 2003 through December 31, 2007. The Moderate Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Moderate Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Moderate Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended, (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Moderate Allocation CTF had been registered under the 1940 Act, its performance may have been different.

---------------------------------------------------------------------------------------------------------------

                                         MODERATE ASSET ALLOCATION FUND

                                                               Average Annual Total Returns
                                            ------------------------------------------------------------------
                                                                           SINCE                   SINCE
                                                                         INCEPTION               INCEPTION
                                             SIX                          DATE OF                 DATE OF
                                            MONTHS      1 YEAR      DECEMBER 20, 2005(1)      JULY 15, 2003(2)
                                            ------      ------      --------------------      ----------------
 Moderate Asset Allocation Fund
  -- Institutional Shares                    2.58%       7.12%             9.19%                    9.54%
  -- A Shares (with sales charge)(3)        (1.16)%      3.09%             6.97%                    8.31%
  -- A Shares at NAV                         2.46%       6.80%             8.85%                    9.17%
 Blended Index: 60% S&P 500
  Index and 40% Lehman Intermediate
  Government/Credit Index                    1.55%       6.40%             8.32%                    8.20%
 DJ Moderate Index                           2.05%       8.02%             9.79%                   12.30%
 S&P 500 Index                              (1.37)%      5.49%             9.91%                   10.98%
 Lehman Intermediate Government/
  Credit Index                               5.86%       7.39%             5.75%                    3.90%

---------------------------------------------------------------------------------------------------------------

---------------
    PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE FUND) THROUGH DECEMBER 31, 2007, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE MODERATE ALLOCATION CTF) THROUGH DECEMBER 31, 2007. THE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE MODERATE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

     The Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") is managed according to a series of quantitative models that gauge both the relative valuations of and momentum in various segments of the markets. These segments include large-, and small-capitalization U.S. stocks (both growth- and value-oriented), developed international equity markets, emerging international equity markets, "real assets"--which include real estate-related securities, commodity-related securities, and inflation-linked bonds-- conventional bonds, and cash equivalents. The Fund is structured as a "fund of funds," investing in other Wilmington Funds that focus on these market segments.

     Institutional Shares of the Fund returned 3.21% during the six months ended December 31, 2007. The Fund's return slightly lagged that of the Dow Jones Global Moderately Conservative Portfolio Index ("DJ Moderately Conservative Index"), which returned 4.02%, and slightly exceeded its Blended Index (40% S&P 500 Index and 60% Lehman Intermediate Government/Credit Index), which returned 3.00%.

     In a weak period for large-cap U.S. stocks, which dominate the S&P 500 Index, it was an advantage for the Conservative Fund to be invested not just in large cap stocks but also in other, generally better-performing asset classes. Three of the underlying funds in which the Conservative Fund's investments were concentrated performed well during the six months ended December 31, 2007.

     o Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Large-Cap Fund") declined -0.47%, a disappointing result in absolute terms but nearly 1% better than the total return of the Large-Cap Fund's benchmark, the Russell 1000 Index, which slipped -1.31%. Roughly 20% of the Conservative Fund's assets were invested in the Large-Cap Fund throughout the half-year.

     o Institutional Shares of the Wilmington Multi-Manager International Fund (the "International Fund") returned 0.76%, while its benchmark, the MSCI EAFE (net) Index returned 0.39%. Approximately 13% of the Conservative Fund's assets were invested in the International Fund throughout the half-year.

     o Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Real Asset Fund") returned 8.02%. The Real Asset Fund's result was not as strong as the 9.73% return of that Fund's primary benchmark, the Lehman U.S. TIPS Index, but it was significantly higher than the results of both of the Conservative Fund's benchmarks. Moreover, the Real Asset Fund's performance was strong in relation to that Fund's blended benchmark, a mix of 50% Lehman U.S. TIPS Index, 30% FTSE NAREIT Equity Index, and 20% Dow Jones-AIG Commodity Index, which returned 3.99%. About 10% of the Conservative Fund's assets were invested in the Real Asset Fund throughout the half-year.

     Institutional Shares of the Wilmington Short/Intermediate-Term Bond Fund (the "Bond Fund") delivered a solid absolute return of 5.13% during the six-month period but underperformed its primary benchmark, the Lehman U.S Intermediate Government/Credit Index, which gained 5.87%. Because the Bond Fund accounted for about 55% of the Conservative Fund's assets throughout the half-year, its underperformance played a large role in shaping the Conservative Fund's performance.

     A fifth underlying fund in which the Conservative Fund invested during the six-month period, the Wilmington Multi-Manager Small-Cap Fund (the "Small-Cap Fund"), recorded weak results in both absolute and relative terms. Institutional Shares of the Small-Cap Fund declined -8.56%, lagging that Fund's benchmark, the Russell 2000 Index, which fell -7.53%. The impact of the Small-Cap Fund's performance was minimal, however, as the Small-Cap Fund accounted for just about 2% of the assets of the Conservative Fund during the half-year.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


     The following graph and performance table compares the performance of the Institutional and A Shares of the Conservative Fund and its predecessor, the Conservative Allocation CTF (a common trust fund), with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Lehman Intermediate Government/Credit Index, since the commencement of operations of the Conservative Allocation CTF on September 1, 2003 through December 31, 2007. The Conservative Allocation CTF's performance (9/1/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Conservative Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended, (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

-------------------------------------------------------------------------------------------------

                                CONSERVATIVE ASSET ALLOCATION FUND

                                                         Average Annual Total Returns
                                             ---------------------------------------------------
                                                                      SINCE            SINCE
                                                                    INCEPTION        INCEPTION
                                                                     DATE OF          DATE OF
                                              SIX                  DECEMBER 20,     SEPTEMBER 1,
                                             MONTHS     1 YEAR       2005(1)           2003(2)
                                             ------     ------     ------------     ------------
 Conservative Asset Allocation Fund
  -- Institutional Shares                     3.21%      6.55%         7.61%            7.34%
  -- A Shares (with sales charge)(3)         (0.50)%     2.54%         5.51%            6.13%
  -- A Shares at NAV                          3.10%      6.22%         7.36%            6.99%
 DJ Moderately Conservative Index             4.02%      7.47%         7.75%            9.24%
 Blended Index: 40% S&P 500 Index
  and 60% Lehman Intermediate
  Government/Credit Index                     3.00%      6.78%         7.49%            7.06%
 Lehman Intermediate Government/
  Credit Index                                5.86%      7.39%         5.75%            4.30%
 S&P 500 Index                               (1.37)%     5.49%         9.91%           11.08%

-------------------------------------------------------------------------------------------------

---------------
    PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

    AN  INVESTMENT  IN  THE  FUND  IS  NOT  INSURED  BY THE  FDIC  OR ANY  OTHER
    GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH DECEMBER 31, 2007, WHICH IS THE PERIOD THE FUND HAS OPERATED AS A MUTUAL FUND.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2007. THE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------


     We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six moths hence. If you would like additional information on the funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.



                                         Sincerely,

                                         /s/ Neil Wolfson

                                         Neil Wolfson
                                         President



January 24, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------


DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007

EXPENSE TABLES

                                          BEGINNING      ENDING                 EXPENSES
                                           ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                            VALUE        VALUE      EXPENSE      DURING
                                            7/1/07     12/31/07      RATIO      PERIOD*
                                          ---------   ----------   ----------   --------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES(1)
Actual Fund Return                        $1,000.00    $1,020.20      0.70%      $3.55
Hypothetical 5% Return Before Expenses     1,000.00     1,021.62      0.70        3.56

ETF ALLOCATION FUND -- A SHARES(1)
Actual Fund Return                        $1,000.00    $1,018.90      0.95%      $4.82
Hypothetical 5% Return Before Expenses     1,000.00     1,020.36      0.95        4.82

AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES(2)
Actual Fund Return                        $1,000.00    $1,013.40      0.35%      $1.77
Hypothetical 5% Return Before Expenses     1,000.00     1,023.38      0.35        1.79

AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES(2)
Actual Fund Return                        $1,000.00    $1,012.20      0.60%      $3.03
Hypothetical 5% Return Before Expenses     1,000.00     1,022.12      0.60        3.05

MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES(2)
Actual Fund Return                        $1,000.00    $1,025.80      0.50%      $2.55
Hypothetical 5% Return Before Expenses     1,000.00     1,022.62      0.50        2.55

MODERATE ASSET ALLOCATION FUND -- A SHARES(2)
Actual Fund Return                        $1,000.00    $1,024.60      0.75%      $3.82
Hypothetical 5% Return Before Expenses     1,000.00     1,021.37      0.75        3.81

CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES(2)
Actual Fund Return                        $1,000.00    $1,032.10      0.50%      $2.55
Hypothetical 5% Return Before Expenses     1,000.00     1,022.62      0.50        2.55

CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES(2)
Actual Fund Return                        $1,000.00    $1,031.00      0.75%      $3.83
Hypothetical 5% Return Before Expenses     1,000.00     1,021.37      0.75        3.81

------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

(1) The Fund invests a substantial portion of its assets in ETFs, which are registered investment companies. In addition to the expenses reflected above, the Fund also indirectly bears fees and expenses charged by the ETFs.


(2) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS

DECEMBER 31, 2007

The following tables present a summary of the portfolio  holdings of each of the
Wilmington  ETF  &  Asset   Allocation  Funds  as  a  percentage  of  its  total
investments.


                        ETF ALLOCATION FUND

                        Exchange-Traded Funds
                         U.S. Equity Fund .................  58.2%
                         International Equity Funds .......  41.8%
                                                            -----
                                                            100.0%
                                                            =====


                        AGGRESSIVE ASSET ALLOCATION FUND

                        Affiliated Investment Companies
                         U.S. Equity Funds ................  42.7%
                         International Equity Fund ........  37.2%
                         Real Asset Fund ..................  20.0%
                        Short-Term Investments ............   0.1%
                                                            -----
                                                            100.0%
                                                            =====


                        MODERATE ASSET ALLOCATION FUND

                        Affiliated Investment Companies
                         Fixed Income Fund ................  35.1%
                         U.S. Equity Funds ................  28.7%
                         International Equity Fund ........  21.0%
                         Real Asset Fund ..................  15.0%
                        Short-Term Investments ............   0.2%
                                                            -----
                                                            100.0%
                                                            =====


                        CONSERVATIVE ASSET ALLOCATION FUND

                        Affiliated Investment Companies
                         Fixed Income Fund ................  55.0%
                         U.S. Equity Funds ................  21.7%
                         International Equity Fund ........  12.9%
                         Real Asset Fund ..................   9.9%
                         Money Market Fund ................   0.5%
                                                            -----
                                                            100.0%
                                                            =====





DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                        VALUE
                                      SHARES          (NOTE 2)
                                      ------        ------------

ETF ALLOCATION FUND
 EXCHANGE-TRADED FUNDS -- 97.8%
   iShares MSCI EAFE
      Growth Index Fund ..........       28,589     $  2,221,651
   iShares MSCI EAFE
      Index Fund .................      138,994       10,911,029
   iShares MSCI Emerging
      Markets Index Fund .........       28,465        4,278,290
   iShares Russell 1000
      Growth Index Fund ..........      413,708       25,145,172
   Vanguard Emerging
      Markets Fund ...............        6,424          670,023
                                                    ------------
   TOTAL EXCHANGE-TRADED FUNDS
      (COST $39,051,787) ......................       43,226,165
                                                    ------------
   TOTAL INVESTMENTS -- 97.8%
      (COST $39,051,787)+ .....................       43,226,165
   OTHER ASSETS IN EXCESS
      OF LIABILITIES, NET - 2.2% ..............          977,508
                                                    ------------
   NET ASSETS -- 100.0% .......................     $ 44,203,673
                                                    ============


                                                        VALUE
                                      SHARES          (NOTE 2)
                                      ------        ------------

AGGRESSIVE ASSET ALLOCATION FUND
 AFFILIATED INVESTMENT COMPANIES++ -- 100.1%
   Wilmington Multi-Manager
      International Fund .........    2,389,547     $ 23,154,713
   Wilmington Multi-Manager
      Large-Cap Fund .............    1,846,084       25,346,737
   Wilmington Multi-Manager
      Real Asset Fund ............      786,088       12,490,939
   Wilmington Multi-Manager
      Small-Cap Fund .............      120,501        1,232,730
   Wilmington Prime Money
      Market Fund ................       56,414           56,414
                                                    ------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $59,430,593) ......................       62,281,533
                                                    ------------
   TOTAL INVESTMENTS -- 100.1%
      (COST $59,430,593)(1) ...................       62,281,533
   LIABILITIES IN EXCESS
      OF OTHER ASSETS - (0.1)% ................          (48,003)
                                                    ------------
   NET ASSETS -- 100.0% .......................     $ 62,233,530
                                                    ============









------------

+ The cost for Federal income tax purposes is $39,088,007. At December 31, 2007, net unrealized appreciation was $4,138,158. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,286,169, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $148,011.

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

(1) The cost for Federal income tax purposes is $59,405,276. At December 31, 2007, net unrealized appreciation was $2,876,257. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,933,039, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $56,782.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

   (Showing Percentage of Net Assets)
--------------------------------------------------------------------------------

                                                        VALUE
                                      SHARES          (NOTE 2)
                                      ------        ------------

MODERATE ASSET ALLOCATION FUND
 AFFILIATED INVESTMENT COMPANIES++ -- 100.1%
   Wilmington Multi-Manager
      International Fund .........      807,235     $  7,822,105
   Wilmington Multi-Manager
      Large-Cap Fund .............      723,657        9,935,812
   Wilmington Multi-Manager
      Real Asset Fund ............      350,939        5,576,419
   Wilmington Multi-Manager
      Small-Cap Fund .............       71,728          733,779
   Wilmington Prime Money
      Market Fund ................       68,714           68,714
   Wilmington Short/Intermediate-
      Term Bond Fund .............    1,288,917       13,082,505
                                                    ------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $34,659,744) ......................       37,219,334
                                                    ------------
   TOTAL INVESTMENTS -- 100.1%
      (COST $34,659,744)(1) ...................       37,219,334
   LIABILITIES IN EXCESS
      OF OTHER ASSETS - (0.1)% ................          (47,767)
                                                    ------------
   NET ASSETS -- 100.0% .......................     $ 37,171,567
                                                    ============


CONSERVATIVE ASSET ALLOCATION
   FUND
 AFFILIATED INVESTMENT COMPANIES++ -- 100.0%
   Wilmington Multi-Manager
      International Fund .........      147,916     $  1,433,307
   Wilmington Multi-Manager
      Large-Cap Fund .............      158,674        2,178,596
   Wilmington Multi-Manager
      Real Asset Fund ............       69,257        1,100,492
   Wilmington Multi-Manager
      Small-Cap Fund .............       21,233          217,218
   Wilmington Prime Money
      Market Fund ................       52,971           52,971
   Wilmington Short/Intermediate-
      Term Bond Fund .............      599,552        6,085,457
                                                    ------------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $11,001,010) ......................       11,068,041
                                                    ------------
   TOTAL INVESTMENTS -- 100.0%
      (COST $11,001,010)(2) ...................       11,068,041
   LIABILITIES IN EXCESS
      OF OTHER ASSETS - (0.0)% ................             (897)
                                                    ------------
   NET ASSETS -- 100.0% .......................     $ 11,067,144
                                                    ============






------------

++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

(1) The cost for Federal income tax purposes is $34,920,720. At December 31, 2007, net unrealized appreciation was $2,298,614. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,623,408, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $324,794.

(2) The cost for Federal income tax purposes is $11,032,974. At December 31, 2007, net unrealized appreciation was $35,067. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $175,717, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $140,650.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                                                   ETF          AGGRESSIVE ASSET
                                                                             ALLOCATION FUND    ALLOCATION FUND
                                                                             ---------------    ----------------
ASSETS:
Investment in affiliated investment companies, at market value* ...........    $        --        $62,281,533
Investment in unaffiliated investment companies, at market value** ........     43,226,165                 --
Receivable for fund shares sold ...........................................        372,100             13,819
Receivable for investments sold ...........................................        490,165                 --
Dividends and interest receivable .........................................        440,061                397
Other assets ..............................................................         19,793             19,602
                                                                               -----------        -----------
Total assets ..............................................................     44,548,284         62,315,351
                                                                               -----------        -----------
LIABILITIES:
Payable for fund shares redeemed ..........................................            506             27,902
Payable for investments purchased .........................................         75,974                 --
Accrued advisory fee ......................................................          7,770                 --
Payable to custodian ......................................................        201,093                 --
Other accrued expenses ....................................................         59,268             53,347
Other liabilities .........................................................             --                572
                                                                               -----------        -----------
Total liabilities .........................................................        344,611             81,821
                                                                               -----------        -----------
NET ASSETS ................................................................    $44,203,673        $62,233,530
                                                                               ===========        ===========
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................    $39,673,058        $55,593,536
Distributions in excess of net investment income ..........................         (1,487)            (1,597)
Accumulated net realized gain on investments ..............................        357,724          3,790,651
Net unrealized appreciation of investments ................................      4,174,378          2,850,940
                                                                               -----------        -----------
NET ASSETS ................................................................    $44,203,673        $62,233,530
                                                                               ===========        ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...................................................    $41,973,690        $57,333,171
   A Shares ...............................................................      2,229,983          4,900,359
                                                                               -----------        -----------
                                                                               $44,203,673        $62,233,530
                                                                               ===========        ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................................      3,494,608          4,875,543
   A Shares ...............................................................        186,062            417,205

PER SHARE:
   Institutional Shares (net asset value, offering and
      redemption price) ...................................................    $     12.01        $     11.76
                                                                               -----------        -----------
   A Shares (net asset value (NAV) and redemption price) ..................    $     11.99        $     11.75
                                                                               -----------        -----------
   A Shares (offering price -- NAV / 0.965) ...............................    $     12.42        $     12.18
                                                                               -----------        -----------
  *Investments in affiliated investment companies at cost .................    $        --        $59,430,593
 **Investments in unaffiliated investment companies at cost ...............    $39,051,787                 --


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                                             MODERATE ASSET   CONSERVATIVE ASSET
                                                                             ALLOCATION FUND    ALLOCATION FUND
                                                                             ---------------  ------------------
ASSETS:
Investment in affiliated investment companies* ............................    $37,219,334        $11,068,041
Receivable for fund shares sold ...........................................         12,209              4,333
Receivable from Advisor ...................................................             --              8,633
Dividends and interest receivable .........................................            235                110
Other assets ..............................................................         18,875             18,164
                                                                               -----------        -----------
Total assets ..............................................................     37,250,653         11,099,281
                                                                               -----------        -----------
LIABILITIES:
Payable for fund shares redeemed ..........................................         25,280              3,100
Other accrued expenses ....................................................         53,806             29,037
                                                                               -----------        -----------
Total liabilities .........................................................         79,086             32,137
                                                                               -----------        -----------
NET ASSETS ................................................................    $37,171,567        $11,067,144
                                                                               ===========        ===========
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................    $33,277,627        $10,731,326
Distributions in excess of net investment income ..........................         (1,543)            (1,433)
Accumulated net realized gain on investments ..............................      1,335,893            270,220
Net unrealized appreciation of investments ................................      2,559,590             67,031
                                                                               -----------        -----------
NET ASSETS ................................................................    $37,171,567        $11,067,144
                                                                               ===========        ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...................................................    $21,448,349        $ 7,317,617
   A Shares ...............................................................     15,723,218          3,749,527
                                                                               -----------        -----------
                                                                               $37,171,567        $11,067,144
                                                                               ===========        ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................................      1,937,758            674,391
   A Shares ...............................................................      1,423,619            345,835

PER SHARE:
   Institutional Shares (net asset value, offering and
      redemption price) ...................................................    $     11.07        $     10.85
                                                                               -----------        -----------
   A Shares (net asset value (NAV) and redemption price) ..................    $     11.04        $     10.84
                                                                               -----------        -----------
   A Shares (offering price -- NAV / 0.965) ...............................    $     11.44        $     11.23
                                                                               -----------        -----------
*Investments in affiliated investment companies at cost ...................    $34,659,744        $11,001,010



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                                                                   ETF          AGGRESSIVE ASSET
                                                                             ALLOCATION FUND    ALLOCATION FUND
                                                                             ---------------    ----------------
INVESTMENT INCOME:
   Dividends from investment companies ....................................    $   505,709        $   679,466(1)
   Interest ...............................................................          3,627              2,838
                                                                               -----------        -----------
   Total investment income ................................................        509,336            682,304
                                                                               -----------        -----------
EXPENSES:
   Advisory fees ..........................................................        112,184                 --
   Administration fees ....................................................          3,254              4,461
   Sub-administration and accounting fees .................................         19,371             23,539
   Custody fees ...........................................................          8,558             10,068
   Transfer agent fees ....................................................          9,440             11,266
   Distribution fees -- A Shares ..........................................          3,159              6,516
   Professional fees ......................................................         23,455             22,686
   Reports to shareholders ................................................         16,568              8,379
   Registration fees ......................................................         12,026             11,698
   Trustees' fees .........................................................         10,422             10,423
   Compliance services ....................................................          2,840              2,840
   Other ..................................................................          3,870              4,087
                                                                               -----------        -----------
   Total expenses before fee waivers and expense reimbursements ...........        225,147            115,963
   Expenses waived/reimbursed by Advisor ..................................        (61,820)                --
   Sub-administration and accounting fees waived ..........................         (3,105)            (1,553)
                                                                               -----------        -----------
      Total expenses, net .................................................        160,222            114,410
                                                                               -----------        -----------
   Net investment income ..................................................        349,114            567,894
                                                                               -----------        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from investment transactions ..................      2,465,188           (302,220)(1)
   Realized gain distributions received from investment companies .........             --          5,521,494(1)
   Net change in unrealized appreciation (depreciation)
      on investments ......................................................     (1,933,348)        (5,027,495)
                                                                               -----------        -----------
   Net gain on investments ................................................        531,840            191,779
                                                                               -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................    $   880,954        $   759,673
                                                                               ===========        ===========

(1) From investments in affiliated investment companies




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                                                              MODERATE ASSET    CONSERVATIVE ASSET
                                                                              ALLOCATION FUND     ALLOCATION FUND
                                                                              ---------------   ------------------
INVESTMENT INCOME:
   Dividends from investment companies ....................................    $   559,624(1)      $   194,166(1)
   Interest ...............................................................          1,611                 854
                                                                               -----------         -----------
   Total investment income ................................................        561,235             195,020
                                                                               -----------         -----------
EXPENSES:
   Administration fees ....................................................          2,667                 816
   Sub-administration and accounting fees .................................         18,171              18,158
   Custody fees ...........................................................         10,068               7,853
   Transfer agent fees ....................................................         12,555               2,688
   Distribution fees -- A Shares ..........................................         19,320               4,390
   Professional fees ......................................................         18,873              15,603
   Reports to shareholders ................................................          8,369               8,358
   Registration fees ......................................................         11,312              11,290
   Trustees' fees .........................................................         10,425              10,425
   Compliance services ....................................................          2,840               2,840
   Other ..................................................................          3,548               2,448
                                                                               -----------         -----------
   Total expenses before fee waivers and expense reimbursements ...........        118,148              84,869
   Expenses reimbursed by Advisor .........................................         (3,794)            (46,150)
   Sub-administration and accounting fees waived ..........................         (3,105)             (6,210)
                                                                               -----------         -----------
      Total expenses, net .................................................        111,249              32,509
                                                                               -----------         -----------
   Net investment income ..................................................        449,986             162,511
                                                                               -----------         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from investment transactions ..................        (66,280)(1)           4,556(1)
   Realized gain distributions received from investment companies .........      2,048,802(1)          383,701(1)
   Net change in unrealized appreciation (depreciation)
      on investments ......................................................     (1,527,871)           (188,240)
                                                                               -----------         -----------
   Net gain on investments ................................................        454,651             200,017
                                                                               -----------         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................    $   904,637         $   362,528
                                                                               ===========         ===========

(1) From investments in affiliated investment companies



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                   ETF ALLOCATION FUND
                                                                            ---------------------------------
                                                                                FOR THE
                                                                            SIX-MONTH PERIOD       FOR THE
                                                                                 ENDED              YEAR
                                                                              DECEMBER 31,          ENDED
                                                                                  2007             JUNE 30,
                                                                               (UNAUDITED)           2007
                                                                            ----------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................................    $   349,114        $   564,638
   Net realized gain from investments .....................................      2,465,188            177,272
   Net change in unrealized appreciation (depreciation)
      on investments ......................................................     (1,933,348)         5,570,778
                                                                               -----------        -----------
Net increase in net assets resulting from operations ......................        880,954          6,312,688
                                                                               -----------        -----------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ................................................       (310,798)          (630,339)
      A Shares ............................................................        (13,443)           (31,156)
   Net realized gains:
      Institutional Shares ................................................     (1,838,889)                --
      A Shares ............................................................        (97,967)                --
                                                                               -----------        -----------
Total distributions .......................................................     (2,261,097)          (661,495)
                                                                               -----------        -----------
Fund share transactions (Note 5)
   Proceeds from shares sold:
      Institutional Shares ................................................      4,434,567         24,852,665
      A Shares ............................................................        191,206          1,828,944
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ................................................      1,719,525            180,435
      A Shares ............................................................        112,896             26,333
   Cost of shares redeemed:
      Institutional Shares ................................................     (3,810,804)        (9,852,397)
      A Shares ............................................................       (735,978)           (98,004)
                                                                               -----------        -----------
Net increase in net assets from Fund share transactions ...................      1,911,412         16,937,976
                                                                               -----------        -----------
Total increase in net assets ..............................................        531,269         22,589,169
NET ASSETS:
   Beginning of Period ....................................................     43,672,404         21,083,235
                                                                               -----------        -----------
   End of Period ..........................................................    $44,203,673        $43,672,404
                                                                               ===========        ===========
Distributions in excess of net investment income ..........................    $    (1,487)         $ (26,360)
                                                                               -----------        -----------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    AGGRESSIVE ASSET
                                                                                     ALLOCATION FUND
                                                                            ---------------------------------
                                                                                FOR THE
                                                                            SIX-MONTH PERIOD       FOR THE
                                                                                 ENDED              YEAR
                                                                              DECEMBER 31,          ENDED
                                                                                  2007             JUNE 30,
                                                                               (UNAUDITED)           2007
                                                                            ----------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................................    $   567,894        $   393,311
   Net realized gain from investments .....................................      5,219,274          1,867,641
   Net change in unrealized appreciation (depreciation)
      on investments ......................................................     (5,027,495)         5,308,200
                                                                               -----------        -----------
Net increase in net assets resulting from operations ......................        759,673          7,569,152
                                                                               -----------        -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ................................................       (555,590)          (384,818)
      A Shares ............................................................        (42,758)           (23,694)
   Net realized gains:
      Institutional Shares ................................................     (2,317,189)          (588,274)
      A Shares ............................................................       (193,995)           (46,582)
                                                                               -----------        -----------
Total distributions .......................................................     (3,109,532)        (1,043,368)
                                                                               -----------        -----------
Fund share transactions (Note 5)
   Proceeds from shares sold:
      Institutional Shares ................................................      7,763,110         28,517,703
      A Shares ............................................................        677,801          3,086,902
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ................................................      1,468,993            595,971
      A Shares ............................................................        230,296             64,659
   Cost of shares redeemed:
      Institutional Shares ................................................     (2,967,884)        (5,672,512)
      A Shares ............................................................       (908,642)          (184,757)
                                                                               -----------        -----------
Net increase in net assets from Fund share transactions ...................      6,263,674         26,407,966
                                                                               -----------        -----------
Total increase in net assets ..............................................      3,913,815         32,933,750
NET ASSETS:
   Beginning of Period ....................................................     58,319,715         25,385,965
                                                                               -----------        -----------
   End of Period ..........................................................    $62,233,530        $58,319,715
                                                                               ===========        ===========
Undistributed (distributions in excess of) net
   investment income ......................................................    $    (1,597)       $    28,857
                                                                               -----------        -----------

(1) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                     MODERATE ASSET
                                                                                     ALLOCATION FUND
                                                                            ---------------------------------
                                                                                FOR THE
                                                                            SIX-MONTH PERIOD       FOR THE
                                                                                 ENDED              YEAR
                                                                              DECEMBER 31,          ENDED
                                                                                  2007             JUNE 30,
                                                                               (UNAUDITED)           2007
                                                                            ----------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................................    $   449,986        $   608,543
   Net realized gain on investments .......................................      1,982,522            663,849
   Net change in unrealized appreciation (depreciation)
      on investments ......................................................     (1,527,871)         2,038,251
                                                                               -----------        -----------
Net increase in net assets resulting from operations ......................        904,637          3,310,643
                                                                               -----------        -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ................................................       (296,765)          (423,261)
      A Shares ............................................................       (200,663)          (207,117)
   Net realized gains:
      Institutional Shares ................................................       (538,140)          (179,382)
      A Shares ............................................................       (385,872)           (94,175)
                                                                               -----------        -----------
Total distributions .......................................................     (1,421,440)          (903,935)
                                                                               -----------        -----------
Fund share transactions (Note 5)
   Proceeds from shares sold:
      Institutional Shares ................................................      3,336,551          6,924,820
      A Shares ............................................................      1,614,539         10,043,842
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ................................................        352,881            241,933
      A Shares ............................................................        568,369            291,162
   Cost of shares redeemed:
      Institutional Shares ................................................     (3,070,263)        (7,406,649)
      A Shares ............................................................       (800,089)          (966,830)
                                                                               -----------        -----------
Net increase in net assets from Fund share transactions ...................      2,001,988          9,128,278
                                                                               -----------        -----------
Total increase in net assets ..............................................      1,485,185         11,534,986
NET ASSETS:
   Beginning of Period ....................................................     35,686,382         24,151,396
                                                                               -----------        -----------
   End of Period ..........................................................    $37,171,567        $35,686,382
                                                                               ===========        ===========
Undistributed (distributions in excess of) net
   investment income ......................................................    $    (1,543)       $    45,899
                                                                               -----------        -----------

(1) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    CONSERVATIVE ASSET
                                                                                      ALLOCATION FUND
                                                                            ---------------------------------
                                                                                FOR THE
                                                                            SIX-MONTH PERIOD       FOR THE
                                                                                 ENDED              YEAR
                                                                              DECEMBER 31,          ENDED
                                                                                  2007             JUNE 30,
                                                                               (UNAUDITED)           2007
                                                                            ----------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ..................................................    $   162,511        $   151,535
   Net realized gain from investments .....................................        388,257             59,962
   Net change in unrealized appreciation (depreciation)
      on investments ......................................................       (188,240)           177,243
                                                                               -----------        -----------
Net increase in net assets resulting from operations ......................        362,528            388,740
                                                                               -----------        -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ................................................       (118,356)          (102,006)
      A Shares ............................................................        (52,054)           (51,553)
   Net realized gains:
      Institutional Shares ................................................        (89,350)           (11,331)
      A Shares ............................................................        (45,858)            (9,968)
                                                                               -----------        -----------
Total distributions .......................................................       (305,618)          (174,858)
                                                                               -----------        -----------
Fund share transactions (Note 5)
   Proceeds from shares sold:
      Institutional Shares ................................................        537,207          6,268,954
      A Shares ............................................................        555,135          2,707,290
   Cost of shares issued on reinvestment
      of distributions:
      Institutional Shares ................................................        187,234             81,454
      A Shares ............................................................         95,584             59,846
   Cost of shares redeemed:
      Institutional Shares ................................................     (1,347,014)        (1,308,736)
      A Shares ............................................................       (185,113)          (303,040)
                                                                               -----------        -----------
Net increase in net assets from Fund share transactions ...................       (156,967)         7,505,768
                                                                               -----------        -----------
Total increase (decrease) in net assets ...................................       (100,057)         7,719,650
NET ASSETS:
   Beginning of Period ....................................................     11,167,201          3,447,551
                                                                               -----------        -----------
   End of Period ..........................................................    $11,067,144        $11,167,201
                                                                               ===========        ===========
Undistributed (distributions in excess of) net
   investment income ......................................................    $    (1,433)       $     6,466
                                                                               -----------        -----------

(1) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
ETF ALLOCATION FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 12.40             $ 10.50              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.12                0.20                 0.06
   Net realized and unrealized gain
      on investments ............................................          0.14                1.91                 0.45
                                                                                            -------              -------
      Total from investment operations ..........................          0.26                2.11                 0.51
                                                                        -------             -------              -------
DISTRIBUTIONS:
   From net investment income ...................................         (0.10)              (0.21)               (0.01)
   From net realized gains ......................................         (0.55)                 --                   --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.65)              (0.21)               (0.01)
                                                                        -------             -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 12.01             $ 12.40              $ 10.50
                                                                        =======             =======              =======
TOTAL RETURN ....................................................          2.02%**            20.20%                5.11%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.70%*              0.70%                0.70%*
      Excluding expense limitations .............................          0.99%*              1.27%                2.24%*
   Net investment income ........................................          1.57%*              1.70%                1.03%*
   Portfolio turnover rate ......................................            80%**               44%                  58%**
Net assets at end of period (000 omitted) .......................       $41,974             $40,963              $20,441


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
ETF ALLOCATION FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 12.38             $ 10.48              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.08                0.17                 0.06
   Net realized and unrealized gain on investments ..............          0.16                1.91                 0.43
                                                                        -------             -------              -------
      Total from investment operations ..........................          0.24                2.08                 0.49
                                                                        -------             -------              -------
DISTRIBUTIONS:
   From net investment income ...................................         (0.08)              (0.18)               (0.01)
   From net realized gains ......................................         (0.55)                 --                   --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.63)              (0.18)               (0.01)
                                                                                            -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 11.99             $ 12.38              $ 10.48
                                                                        =======             =======              =======
TOTAL RETURN(3) .................................................          1.89%**            19.97%                4.86%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.95%*              0.95%                0.95%*
      Excluding expense limitations .............................          1.24%*              1.51%                2.38%*
   Net investment income ........................................          1.13%*              1.42%                1.09%*
   Portfolio turnover rate ......................................            80%**               44%                  58%**
Net assets at end of period (000 omitted) .......................       $ 2,230             $ 2,709              $   643


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 12.20             $ 10.55              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.12                0.10                 0.11(3)
   Net realized and unrealized gain on investments ..............          0.05                1.81                 0.50
                                                                        -------             -------              -------
      Total from investment operations ..........................          0.17                1.91                 0.61
                                                                        -------             -------              -------
DISTRIBUTIONS:(3)
   From net investment income ...................................         (0.12)              (0.10)               (0.06)
   From net realized gains ......................................         (0.49)              (0.16)                  --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.61)              (0.26)               (0.06)
                                                                        -------             -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 11.76             $ 12.20              $ 10.55
                                                                        =======             =======              =======
TOTAL RETURN ....................................................          1.34%**            18.25%                6.08%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.35%*              0.50%                0.50%*
      Excluding expense limitations .............................          0.36%*              0.52%                1.48%*
   Net investment income ........................................          1.87%*              0.90%                1.90%*
   Portfolio turnover rate ......................................            21%**               14%                  24%**
Net assets at end of period (000 omitted) .......................       $57,333             $53,249              $23,772


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 12.19             $ 10.54              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.10                0.08                 0.11(3)
   Net realized and unrealized gain on investments ..............          0.05                1.80                 0.48
                                                                        -------             -------              -------
      Total from investment operations ..........................          0.15                1.88                 0.59
                                                                        -------             -------              -------
DISTRIBUTIONS:(3)
   From net investment income ...................................         (0.10)              (0.07)               (0.05)
   From net realized gains ......................................         (0.49)              (0.16)                  --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.59)              (0.23)               (0.05)
                                                                        -------             -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 11.75             $ 12.19              $ 10.54
                                                                        =======             =======              =======
TOTAL RETURN(4) .................................................          1.22%**            18.01%                5.93%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.60%*              0.75%                0.75%*
      Excluding expense limitations .............................          0.61%*              0.76%                3.59%*
   Net investment income ........................................          1.57%*              0.69%                1.90%*
   Portfolio turnover rate ......................................            21%**               14%                  24%**
Net assets at end of period (000 omitted) .......................       $ 4,900             $ 5,070              $ 1,614


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 11.22             $ 10.30              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.15                0.23                 0.15(3)
   Net realized and unrealized gain on investments ..............          0.14                1.02                 0.22
                                                                        -------             -------              -------
      Total from investment operations ..........................          0.29                1.25                 0.37
                                                                        -------             -------              -------
DISTRIBUTIONS:(3)
   From net investment income ...................................         (0.16)              (0.23)               (0.07)
   From net realized gains ......................................         (0.28)              (0.10)                  --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.44)              (0.33)               (0.07)
                                                                        -------             -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 11.07             $ 11.22              $ 10.30
                                                                        =======             =======              =======
TOTAL RETURN ....................................................          2.58%**            12.36%                3.74%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.50%*              0.50%                0.50%*
      Excluding expense limitations .............................          0.54%*              0.69%                1.67%*
   Net investment income ........................................          2.56%*              2.12%                2.74%*
   Portfolio turnover rate ......................................            26%**               34%                  30%**
Net assets at end of period (000 omitted) .......................       $21,448             $21,147              $19,732


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
MODERATE ASSET ALLOCATION FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 11.19             $ 10.28              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.13                0.21                 0.16(3)
   Net realized and unrealized gain on investments ..............          0.14                1.01                 0.19
                                                                        -------             -------              -------
      Total from investment operations ..........................          0.27                1.22                 0.35
                                                                        -------             -------              -------
DISTRIBUTIONS:(3)
   From net investment income ...................................         (0.14)              (0.21)               (0.07)
   From net realized gains ......................................         (0.28)              (0.10)                  --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.42)              (0.31)               (0.07)
                                                                        -------             -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 11.04             $ 11.19              $ 10.28
                                                                        =======             =======              =======
TOTAL RETURN(4) .................................................          2.46%**            12.04%                3.49%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.75%*              0.75%                0.75%*
      Excluding expense limitations .............................          0.79%*              0.93%                1.87%*
   Net investment income ........................................          2.28%*              1.92%                3.03%*
   Portfolio turnover rate ......................................            26%**               34%                  30%**
Net assets at end of period (000 omitted) .......................       $15,723             $14,539              $ 4,419


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 10.81             $ 10.17              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.16                0.31                 0.16(3)
   Net realized and unrealized gain on investments ..............          0.19                0.65                 0.10
                                                                        -------             -------              -------
      Total from investment operations ..........................          0.35                0.96                 0.26
                                                                        -------             -------              -------
DISTRIBUTIONS:(3)
   From net investment income ...................................         (0.18)              (0.27)               (0.09)
   From net realized gains ......................................         (0.13)              (0.05)                  --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.31)              (0.32)               (0.09)
                                                                        -------             -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 10.85             $ 10.81              $ 10.17
                                                                        =======             =======              =======
TOTAL RETURN ....................................................          3.21%**             9.62%                2.59%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.50%*              0.50%                0.50%*
      Excluding expense limitations .............................          1.43%*              3.08%               10.76%*
   Net investment income ........................................          2.95%*              2.86%                3.05%*
   Portfolio turnover rate ......................................            36%**               47%                  23%**
Net assets at end of period (000 omitted) .......................       $ 7,318             $ 7,894              $ 2,725


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
--------------------------------------------------------------------------------


                                                                        FOR THE
                                                                    SIX-MONTH PERIOD
                                                                         ENDED              FOR THE          FOR THE PERIOD
                                                                      DECEMBER 31,           YEAR          DECEMBER 20, 2005(1)
                                                                          2007               ENDED               THROUGH
                                                                      (UNAUDITED)        JUNE 30, 2007        JUNE 30, 2006
                                                                    ----------------     -------------     --------------------
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..........................       $ 10.80             $ 10.17              $ 10.00
                                                                        -------             -------              -------
INVESTMENT OPERATIONS:
   Net investment income(2) .....................................          0.15                0.27                 0.19(3)
   Net realized and unrealized gain on investments ..............          0.18                0.66                 0.06
                                                                        -------             -------              -------
      Total from investment operations ..........................          0.33                0.93                 0.25
                                                                        -------             -------              -------
DISTRIBUTIONS:(3)
   From net investment income ...................................         (0.16)              (0.25)               (0.08)
   From net realized gains ......................................         (0.13)              (0.05)                  --
                                                                        -------             -------              -------
      Total distributions .......................................         (0.29)              (0.30)               (0.08)
                                                                        -------             -------              -------
NET ASSET VALUE -- END OF PERIOD ................................       $ 10.84             $ 10.80              $ 10.17
                                                                        =======             =======              =======
TOTAL RETURN(4) .................................................          3.10%**             9.30%                2.53%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .............................          0.75%*              0.75%                0.75%*
      Excluding expense limitations .............................          1.68%*              3.73%               10.98%*
   Net investment income ........................................          2.76%*              2.57%                3.46%*
   Portfolio turnover rate ......................................            36%**               47%                  23%**
Net assets at end of period (000 omitted) .......................       $ 3,750             $ 3,273              $   723


------------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For financial reporting purposes, certain distributions from net investment income for federal income tax purposes have been reclassified to distributions from realized gains.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 199 4. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2007, the Trust offered 22 series, four of which are included in these financial statements. The four series (each, a "Fund" and collectively, the "Funds") included are:
   Wilmington ETF Allocation Fund ("ETF Allocation Fund") and Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund"), Wilmington Moderate Asset Allocation Fund ("Moderate Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund"), (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments. The Underlying Funds' financial statements are included in separate reports. The ETF Allocation Fund primarily invests in Exchange Traded Funds ("ETFs"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs seek to track a specified securities index or a basket of securities that an "index provider" (such as Standard & Poor's, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities).

   Each Fund offers two classes of shares: Institutional Shares and A Shares (formerly Investor Shares). All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT   ACCOUNTING  POLICIES.   The  following  is  a  summary  of  the
   significant accounting policies of the Funds:

   SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities held by the ETF Allocation Fund which are listed on the securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

   FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   In addition to the expenses reflected on the statement of operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds and ETFs in which they invest. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

   CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. For the ETF Allocation Fund, RSMC receives a fee of 0.50% of the Fund's first $1 billion of average daily net assets, 0.45% of the Fund's next $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $2 billion. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a subadvisory fee from RSMC with respect to the ETF Allocation Fund. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

   RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                        EXPENSE LIMITATION*     EXPIRATION DATE
                                       ---------------------   -----------------
   ETF Allocation Fund ................        0.70%             July 1, 2012
   Aggressive Asset Allocation Fund ...        0.50%             July 1, 2012
   Moderate Asset Allocation Fund .....        0.50%             July 1, 2012
   Conservative Asset Allocation Fund .        0.50%             July 1, 2012



------------------
   * This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

   PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM, do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2007 are shown separately in the statements of operations.

   The ETF Allocation Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the six-month period ended December 31, 2007 were $5,646.

4. INVESTMENT  SECURITIES  TRANSACTIONS.   During  the  six-month  period  ended
   December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

                              ETF          AGGRESSIVE ASSET    MODERATE ASSET     CONSERVATIVE ASSET
                        ALLOCATION FUND    ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                        ---------------    ----------------    ---------------    ------------------
   Purchases ......       $35,483,630         $15,063,761         $7,421,833          $1,851,346
   Sales ..........        36,149,868           5,745,933          4,187,996           1,688,509

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2007 and the year ended June 30, 2007 for the Institutional Shares and A Shares were as follows.


                                         FOR THE SIX-MONTH
                                           PERIOD ENDED                        FOR THE YEAR ENDED
                                         DECEMBER 31, 2007                        JUNE 30, 2007
                                 ----------------------------------     ----------------------------------
                                  INSTITUTIONAL         A SHARES         INSTITUTIONAL       A SHARES
                                 ---------------    ---------------     ---------------    ---------------
   ETF Allocation Fund
   -------------------
   Sold .......................         353,707           15,715             2,187,957        163,788
   Issued on reinvestment of
      distributions ...........         141,822            9,323                15,357          2,243
   Redeemed ...................        (303,715)         (57,792)             (848,013)        (8,533)
                                 --------------     ------------        --------------     ----------
   Net increase (decrease) ....         191,814          (32,754)            1,355,301        157,498
                                 ==============     ============        ==============     ==========

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                         FOR THE SIX-MONTH
                                           PERIOD ENDED                        FOR THE YEAR ENDED
                                         DECEMBER 31, 2007                        JUNE 30, 2007
                                 ----------------------------------     ----------------------------------
                                  INSTITUTIONAL         A SHARES         INSTITUTIONAL       A SHARES
                                 ---------------    ---------------     ---------------    ---------------
   Aggressive Asset Allocation Fund
   --------------------------------
   Sold .......................         631,497           55,439             2,558,237        273,218
   Issued on reinvestment of
      distributions ...........         124,374           19,484                51,987          5,610
   Redeemed ...................        (244,988)         (73,776)             (499,878)       (15,934)
                                 --------------     ------------        --------------     ----------
   Net increase (decrease) ....         510,883            1,147             2,110,346        262,894
                                 ==============     ============        ==============     ==========

   Moderate Asset Allocation Fund
   ------------------------------
   Sold .......................         292,431          143,780               637,061        930,517
   Issued on reinvestment of
      distributions ...........          31,790           51,223                22,310         26,735
   Redeemed ...................        (271,828)         (70,198)             (689,717)       (88,121)
                                 --------------     ------------        --------------     ----------
   Net increase (decrease) ....          52,393          124,805               (30,346)       869,131
                                 ==============     ============        ==============     ==========

   Conservative Asset Allocation Fund
   ----------------------------------
   Sold .......................          48,783           50,787               580,059        254,764
   Issued on reinvestment of
      distributions ...........          17,238            8,869                 7,624          5,626
   Redeemed ...................        (122,203)         (16,934)             (125,043)       (28,361)
                                 --------------     ------------        --------------     ----------
   Net increase (decrease) ....         (56,182)          42,722               462,640        232,029
                                 ==============     ============        ==============     ==========


6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


   The tax character of distributions paid for the six-month period ended December 31, 2007 and the year ended June 30, 2007 was as follows:

                                       ETF           AGGRESSIVE ASSET      MODERATE ASSET     CONSERVATIVE ASSET
                                 ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                 ---------------     ----------------     ---------------     ------------------
   SIX- MONTH PERIOD ENDED DECEMBER 31, 2007
   Ordinary income ............     $  430,349          $1,868,964           $  974,105            $266,647
   Long-term capital gain .....      1,830,748           1,240,568              447,335              38,971
                                    ----------          ----------           ----------            --------
   Total distributions ........     $2,261,097          $3,109,532           $1,421,440            $305,618
                                    ==========          ==========           ==========            ========


                                       ETF           AGGRESSIVE ASSET      MODERATE ASSET     CONSERVATIVE ASSET
                                 ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                 ---------------     ----------------     ---------------     ------------------
   YEAR ENDED JUNE 30, 2007
   Ordinary income ............     $  661,495          $1,043,368           $  895,060            $174,858
   Long-term capital gain .....             --                  --                8,875                  --
                                    ----------          ----------           ----------            --------
   Total distributions ........     $  661,495          $1,043,368           $  903,935            $174,858
                                    ==========          ==========           ==========            ========

   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2007.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2007, the following Fund had capital loss carryforwards that will expire as follows:
                                                   ETF
                                             ALLOCATION FUND
                                             ---------------
                             6/30/2015         $    92,227
                                               ===========

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------

--------------------------------------------------------------------------------

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS
--------------------------------------------------------------------------------


     At a meeting held on August 16, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington ETF Allocation Fund, Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "Fund"), and RSMC (the "Advisory Agreement") for an additional one-year period. The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement" and with the Advisory Agreement, the "Agreements") among the Trust on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC.

     Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services to be performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a Fund, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted,
(viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service a Fund, (ix) compliance with federal securities laws and other regulatory requirements, and (x) proxy voting policies. The Trustees also received information regarding the advisory fees and an analysis of these fees in relation to the services for each of the Funds, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds investment performance, compliance program, operations and investment adviser profitability from two trustees. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

     During its deliberations on whether to approve the continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC. The Board considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of the services appeared to be consistent with industry norms and that each Fund was likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- CONTINUED
--------------------------------------------------------------------------------


     The Board considered the investment performance of each Fund and RSMC. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund and RSMC was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

     The Trustees considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, and RSMC's and WTIM's profitability. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board noted that their anticipated profitability is an important factor in providing service to the Funds. The Trustees were satisfied that the RSMC and WTIM profits are sufficient to continue as viable concerns generally and as investment adviser and sub-adviser of each Fund specifically. The Trustees concluded that the advisory fees and profits derived from their relationship with the Trust in light of each Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of each Fund, the quality of services provided by RSMC and WTIM, and the expense limitations agreed to by RSMC.

     The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of Fund shareholders due to break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily the result of the ability of the Trust and each Fund to spread their fixed-costs across a larger asset base and not through negotiated breakpoints in advisory fees.

     The Trustees considered whether any events have occurred that could constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its shareholders to approve continuation of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

      NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                 WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN            TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
    FUND COMPLEX                  LENGTH OF TIME                     OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                SERVED                           HELD BY TRUSTEE
------------------------   ------------------------------   ---------------------------------------
TED T. CECALA(2)           Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                         Chief Executive Officer of Wilmington
                           Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
22 Funds                   the Board and until successor    Company since 1996; Member of the Board
                           is elected and qualified.        of Managers of Cramer Rosenthal
                           Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                            Management, LLC. (registered investment
                                                            advisers)

                                                            Wilmington Trust Corporation;
                                                            Wilmington Trust Company.
---------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)     Trustee                          Retired since February 2006. Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust
                           Shall serve until death,         Company from February 1996 to February
22 Funds                   resignation or removal.          2006; President of Rodney Square
                           Trustee since October 1998;      Management Corporation ("RSMC") from
                           President and Chairman of the    1996 to 2005; Vice President of RSMC
                           Board from October 1998 to       from 2005 to 2006.
                           January 2006.
                                                            FundVantage Trust (registered
                                                            investment Company)

(1) The "Fund Complex" currently consists of the Trust (22 funds), CRM Mutual Fund Trust (5 funds) and The Roxbury Funds (2).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


INDEPENDENT TRUSTEES

        NAME AND                 POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                    PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                DURING PAST FIVE YEARS,
     FUND COMPLEX                  LENGTH OF TIME                    OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE(1)                SERVED                           HELD BY TRUSTEE
------------------------   ------------------------------   ---------------------------------------
ROBERT ARNOLD              Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since
                           Shall serve until death,         1989.
22 Funds                   resignation or removal.
                           Trustee since May 1997.          First Potomac Realty Trust (real estate
                                                            investment trust).
---------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER           Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                        University since July 2004; formerly
                           Shall serve until death,         Dean, School of Business Administration
22 Funds                   resignation or removal.          of Widener University from 2001 to
                           Trustee since October 1999.      2004; Dean, College of Business, Public
                                                            Policy and Health at the University of
                                                            Maine from September 1998 to June 2001.

                                                            None
---------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO          Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43        the Board                        organizations from 1997 to present;
                                                            Interim President, LaSalle University
22 Funds                   Shall serve until death,         from 1998 to 1999.
                           resignation or removal.
                           Trustee since October 1998.      Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (registered
                                                            investment companies); Independence
                                                            Blue Cross; IntriCon Corporation
                                                            (industrial furnaces and ovens);
                                                            Commerce Bancorp, Inc.
---------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.           Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                         since 1991.
                           Shall serve until death,
27 Funds                   resignation or removal.          CRM Mutual Fund Trust (registered
                           Trustee since October 1999.      investment companies); WHX
                                                            Corporation (industrial manufacturer).
---------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN           Trustee                          Retired since 1993. Former Chief
Date of Birth: 5/32                                         Financial Officer of E.I. duPont de
                           Shall serve until death,         Nemours and Co.
22 Funds                   resignation or removal.
                           Trustee since October 1999.      None
---------------------------------------------------------------------------------------------------
MARK A. SARGENT            Trustee                          Dean and Professor of Law, Villanova
Date of Birth: 4/51                                         University School of Law since July
                           Shall serve until death,         1997.
22 Funds                   resignation or removal.
                           Trustee since November 2001.     The RBB Fund, Inc. (registered
                                                            investment company); Financial Industry
                                                            Regulatory Authority (FINRA).

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                      WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                      OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                 HELD
------------------------   ------------------------------   ---------------------------------------
NEIL WOLFSON               President and Chief Executive    President & Chief Executive Officer of
1100 North Market Street   Officer                          Wilmington Trust Investment Management,
Wilmington, DE 19890                                        LLC ("WTIM") since July 2004;
Date of Birth: 6/64        Shall serve at the pleasure of   Previously, Partner with KPMG (public
                           the Board and until successor    accounting) from 1996 to 2004.
                           is elected and qualified.
                           Officer since January 2006.      N/A
---------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT        Vice President                   Vice President, RSMC since 2001; Vice
1100 North Market Street                                    President of WTIM since 2006; Vice
Wilmington, DE 19890       Shall serve at the pleasure of   President, Wilmington Trust Company
Date of Birth: 9/53        the Board and until successor    since 1997.
                           is elected and qualified.
                           Officer since October 1998.      N/A
---------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.       Vice President                   Vice President, RSMC since 1992.
1100 North Market Street
Wilmington, DE 19890       Shall serve at the pleasure of   N/A
Date of Birth: 1/57        the Board and until successor
                           is elected and qualified.
                           Officer since November 1999.
---------------------------------------------------------------------------------------------------
JOHN J. KELLEY             Vice President & Chief           Vice President of RSMC since July 2005;
1100 North Market Street   Financial Officer                Vice President of PFPC Inc. from
Wilmington, DE 19890                                        January 2005 to July 2005; Vice
Date of Birth: 9/59        Shall serve at the pleasure of   President of Administration, 1838
                           the Board and until successor    Investment Advisors, LP from 1999 to
                           is elected and qualified.        2005; Chief Compliance Officer, 1838
                           Officer since September 2005.    Investment Advisors, LP from 2004 to
                                                            2005.

                                                            N/A
---------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY         Chief Compliance Officer &       Chief Compliance Officer, Rodney Square
1100 North Market Street   Anti-Money Laundering            Management Corporation since 2004; Vice
Wilmington, DE 19890       Officer                          President and Chief Compliance Officer,
Date of Birth: 5/51                                         1838 Investment Advisors, LP from 1998
                           Shall serve at the pleasure of   to 2004.
                           the Board and until successor
                           is elected and qualified.        N/A
                           Officer since September 2004.

WILMINGTON FUNDS -- ETF & ASSET ALLOCATION FUNDS
------------------------------------------------
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


                                  POSITION(S) HELD
                                     WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                     OTHER DIRECTORSHIPS
      DATE OF BIRTH                     SERVED                                HELD
------------------------   ------------------------------   ---------------------------------------
CHARLES D. CURTIS          Vice President & Treasurer       Vice President of RSMC since February
1100 North Market Street                                    2007; Vice President of PFPC Inc. from
Wilmington, DE 19890       Shall serve at the pleasure of   2001 to 2007.
Date of Birth: 10/55       the Board and until successor
                           is elected and qualified.        N/A
                           Officer since February 2007.
---------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.      Vice President & Secretary       Vice President of RSMC since November
1100 North Market Street                                    2006; Coleman Counsel Per Diem from
Wilmington, DE 19890       Shall serve at the pleasure of   November 2005 to November 2006; Vice
Date of Birth: 1/52        the Board and until successor    President and Senior Counsel of Merrill
                           is elected and qualified.        Lynch & Co., Inc. from 1994 to 2005.
                           Officer since February 2007.
                                                            N/A

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board


Robert H. Arnold


Dr. Eric Brucker


Ted T. Cecala


Robert J. Christian


Louis Klein Jr.


John J. Quindlen


Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer


--------------------------------------------------------------------------------
CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890


INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890


SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PFPC Inc.

301 Bellevue Parkway, Wilmington, DE 19809


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ETF & ASSET ALLOCATION FUNDS - INSTITUTIONAL AND A SHARES.


WILMINGTON   |
     FUNDS   |


                                                                 EAAF_Semi_12/07

--------------------------------------------------------------------------------

                                                    FUNDAMENTALLY WEIGHTED FUNDS

                                                            |
                                        SEMI ANNUAL REPORT  |  DECEMBER 31, 2007
                                                            |




                                                                   LARGE COMPANY
                                                                   SMALL COMPANY




                       WILMINGTON
                            FUNDS               [GRAPHIC OMITTED]

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   DESCRIPTION OF INDICES
================================================================================


CONTENTS                              page

President's Message ..................   2
Expense Disclosure ...................   8
Disclosure of Portfolio Holdings .....  10
Investments ..........................  11
Financial Statements .................  49

                                     page

Financial Highlights .................  52
Notes to Financial Statements ........  56
Evaluation and Approval of
  Investment Advisory and
  Sub-Advisory Agreements ............  60
Trustees and Officers ................  62




DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

S&P INDICES ARE REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY .

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   During the six months ended December 31, 2007, the financial markets continued to bear the weight of economic uncertainty and delivered mainly weak results. In 2007, the stock market rose 5.5% as represented by the S&P 500 Index. The first half saw a relatively steady 6.9% gain driven by a 9.5% increase in operating profits, a modestly growing economy (GDP +2.2%), and apparently benign inflation (core CPI rose +2.3%). The second half was volatile and the S&P 500 Index lost 1.4%. In contrast to the earlier part of the year, operating profits dropped 5.7% in the third quarter and are estimated to be down at least 9% in the fourth quarter. So far the earnings weakness has been largely confined to the financial sector, where declining net interest margins, extensive write-offs of lower quality mortgage securities, and a general tightening of lending standards have all contributed to the profit declines.

   The most significant story of 2007 was the wave of sub-prime mortgage delinquencies and the effects on the homebuilding and financial markets. The problems started with a relatively small segment of the mortgage lending market and spread to broader financial markets, including international financial institutions with exposure to loans through direct ownership or by having accepted them as collateral. The impact on the economy became more pronounced as a full blown credit crunch ensued, with even the largest banks unwilling to lend to each other without knowing the full extent of their counterparty's exposure. As the year drew to a close, the future scope of write-offs in the financial sector was still in question. Unfortunately, it will likely take a few more quarters of reported delinquencies and subsequent asset impairments to provide enough data to ascertain the extent of the financial impact.

   The broad U.S. stock market, as measured by the Russell 3000 Index, recorded a decline of -1.8% for the six-month period. Investors found strength in growth stocks last year as the broad-market Russell 3000 Growth Index--for the first time since 1999--outperformed the Russell 3000 Value Index. The Growth Index returned 11.4% in 2007 (dipping just -0.9% for the fourth quarter) while the Value Index lost -1% for the year. Even though poor-performing financial services firms were responsible for a big part of the victory for growth stocks, growth did better than value at all capitalization levels. The resurgence of large-cap stocks was also a bright spot for investors, representing another turnabout from a long-run of small-cap outperformance. The large-cap Russell 1000 Index reflected a 5.8% gain for the year, outpacing the small-cap Russell 2000 Index (-1.6%). Active managers tended to underweight holdings in financials and garnered returns better than their benchmark indices.

   The prospect of a possible recession in the U.S. has become more likely as a weak holiday spending season put the health of the consumer in question. An uptick in continuing unemployment and a weak December jobs report suggested weakening of the support that had been provided by a fully employed labor force. While we don't yet know whether December's weakness was anomalous, the potential for a downtrend in private sector jobs is worrisome, especially since it was reinforced by a significant jump in the unemployment rate to 5.0% from 4.7%.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


MANAGEMENT'S DISCUSSION OF FUND AND PERFORMANCE

   Fundamental weighting is an imposing-sounding name for a relatively simple investment approach in which stock portfolios are built by fundamental measures of a company's size rather than by market capitalization. As a result, fundamental weighting offers investors an alternative to traditional index funds--one that is supported by research showing fundamentally weighted portfolios to be tax efficient and to provide better risk-adjusted returns.

   Traditional market-cap weighted index investing has become immensely popular with investors in recent years, and it's easy to see why. It is characterized by three desirable components of portfolio construction: diversification; transparency and rules-based implementation; and relatively low turnover. But market-cap weighting has a major flaw: by definition, it places too much emphasis on overpriced stocks and not enough emphasis on stocks that are more attractively priced. The result is that an index fund investor may be assuming more risk than he or she realizes. While this overweighting of overpriced stocks and underweighting of under-priced stocks raises issues of risk and imbalance every day, these problems are exacerbated during periods of market bubbles or crashes, when stocks or groups of stocks rise or fall to unreasonable levels of popularity.

   By contrast, in weighting stocks, the fundamental approach uses metrics of a company's size that are unrelated to the price the market assigns to its stock. The fundamental measures of company size we currently use (which are subject to change) include dividends, free cash flow, and net income. We chose our mix because we want measures of size that appeal to owners of common stock. Besides the obvious value of dividends and their theoretical prominence in dividend discount models, dividends are a sign that management cares about shareholder value and is not merely building an empire. Companies with sufficient growth prospects should retain the cash and invest in their own future. For that reason, we like free cash flow as well. Profits are our third component. These offer breadth and hence diversification and are a widely accepted method of assessing the value of a company. Our approach results in diversified portfolios of several hundred securities. It also gives us the ability to harvest tax losses to offset capital gains.

   We recognize that no single recipe will perform best in all scenarios. In any given period, some individual metrics will do well relative to others and a blend is likely to fall in the middle. For 2007, growth and momentum were the most favored characteristics with valuation-based factors we use in our fundamentally weighted strategies underperforming for the great majority of the year. As a result, these fundamentally weighted strategies were at a disadvantage relative to the core indices- the Russell 1000 and Russell 2000. Measuring each factor return provides insight on the strategies. The dividend yield factor provided the swing factor for both the large and small company strategies but in opposite directions. The dividend factor enabled our large company strategy to outperform the value benchmark on the strength of underweighted positions in financials and an overweight to technology and consumer staples which was partially offset by an underweight to energy which outperformed. The small company dividend factor underperformed because of its large over-weighted position to financials relative to the value benchmark, particularly the large overweight to REITs. Both the free cash flow and net income factors contributed positively to performance relative to the value index but were not enough to overcome the drag from the dividend factor.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


     For the six-month period ending December 31, 2007, the dividend factor proved to be the strongest performing factor in the large company strategy with the net income factor also providing modest out-performance versus the value benchmark. The free cash flow factor performed in line with the value benchmark. Fortunately, the three factors mentioned here were the three best performers out of the eight we track in the large company group. All of the factors we follow underperformed the core benchmark as these factors tend to favor stocks with low valuations which creates a natural overweight in financials and an underweight to technology. However, relative to the value index, technology was over-weighted and financials were underweighted. The small company strategy suffered from an overweight to financial stocks during this period relative to both the value and core benchmarks. The only factor that outperformed the value benchmark during this period was the net income factor. The dividend factor did not contribute to positive relative performance in the small strategy and did, in fact, trail the value benchmark by 2% for this six month period. Out of the eight factors we track, net income and free cash flow were the two best performers during this period with the dividend factor placing fourth out of eight. In the small company realm, financials tended to receive more weight since these companies have historically provided dividends and positive net income. Other areas of the small company world are less likely to have positive earnings, free cash flow and therefore are less likely to pay a dividend. With a higher proportion of these companies in the benchmark, the weight of companies with these positive fundamental characteristics tends to carry more weight in our process. As with the large company strategy, none of the eight factors we track in the small company strategy came close to matching the performance of the core index during the trailing 6 months or for the year as a whole.

     It is also appropriate to remind our investors that our strategy emphasizes stocks with value characteristics. While historically, value has outperformed growth over long horizons, there are periods when growth outperforms value, such as over the last quarter (and year to date). Management of these Funds does not attempt to shift among styles. Our commitment to value is long-term and we are prepared to suffer periods, perhaps long, when it is out of favor. Also worth noting in this discussion is that the Funds favor companies that pay dividends. As the 2008 election approaches, we are concerned that political shifts may affect tax policy, specifically an increase on the rate paid on dividend income. Such a shift may hurt the valuation of dividend paying companies relative to others. If we perceive a significant risk of a tax increase on dividend income relative to other income and that the market has not already discounted the risk, we may reduce our emphasis on dividend income.

     We believe the Funds combine the best features of conventional index funds--diversification, rules-based investing and low turnover--with the opportunity to take advantage of the frequent valuation errors that occur in the equity markets. It's similar to index investing, but it rejects the notion that stock prices should play a pivotal role in the weighting of securities in a portfolio. Over time, we are confident that the merits of the Funds will be borne out by their experience.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================


WILMINGTON FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND

     The Institutional Shares of the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") returned -4.60% for the six-month period ended December 31, 2007, compared to a return of -1.31% for the Russell 1000 Index and -6.03% for the Russell 1000 Value Index.

     The top ten holdings as of December 31, 2007, representing approximately 23.1% of total investments, were:


                        PERCENT OF TOTAL
10 LARGEST HOLDINGS        INVESTMENTS
-------------------    -----------------
Exxon Mobil Corp.            4.12%
Microsoft Corp.              3.59%
General Electric Co.         3.14%
Altria Group, Inc.           2.20%
Pfizer, Inc.                 1.90%


                        PERCENT OF TOTAL
10 LARGEST HOLDINGS        INVESTMENTS
-------------------    -----------------
Bank of America Corp.        1.85%
AT&T                         1.60%
Chevron Texaco Corp.         1.60%
Citigroup, Inc.              1.60%
Verizon Communications,
  Inc.                       1.52%


--------------------------------------------------------------------------------

                          Average Annual Total Returns
                   -------------------------------------------
                                                SIX                   SINCE
                                               MONTHS     1 YEAR    INCEPTION(1)
                                             ---------   --------  -------------
 Fundamentally Weighted Large Company Fund
 -- Institutional Shares                       (4.60)%     1.09%       1.15%
 Fundamentally Weighted Large Company Fund
 -- A Shares (with sales charge)(2)            (8.02)%   (2.73)%     (2.54)%
 Fundamentally Weighted Large Company Fund
 -- A Shares at NAV                            (4.71)%     0.77%       0.84%
 Russell 1000 Index                            (1.31)%     5.77%       4.99%
 Russell 1000 Value Index                      (6.03)%   (0.17)%     (0.24)%

--------------------------------------------------------------------------------

-----------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 18, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

WILMINGTON FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND

     The Institutional Shares of the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") returned -13.59% for the six-month period ended December 31, 2007, compared to a return of -7.53% for the Russell 2000 Index and -13.08% for the Russell 2000 Value Index.

     The top ten holdings as of December 31, 2007, representing approximately 5.9% of total investments, were:


                                     PERCENT OF TOTAL
10 LARGEST HOLDINGS                    INVESTMENTS
-------------------                 -----------------
Aspen Insurance Holdings, Ltd.             0.81%
Odyssey Re Holdings Corp.                  0.72%
Platinum Underwriters Holdings, Ltd.       0.60%
Employers Holdings, Inc.                   0.59%
Ship Finance International, Ltd.           0.58%


                                     PERCENT OF TOTAL
10 LARGEST HOLDINGS                    INVESTMENTS
-------------------                 -----------------
Montpelier Re Holdings, Ltd                0.56%
Kaiser Aluminum Corp.                      0.54%
Max Capital Group, Ltd.                    0.54%
Selective Insurance Group, Inc.            0.48%
First Industrial Realty Trust,  Inc.       0.46%


--------------------------------------------------------------------------------

                          Average Annual Total Returns
                   -------------------------------------------
                                                  SIX                  SINCE
                                                MONTHS     1 YEAR   INCEPTION(1)
                                               --------   --------  ------------
 Fundamentally Weighted Small Company Fund
 -- Institutional Shares                       (13.59)%    (11.00)%     (9.52)%
 Fundamentally Weighted Small Company Fund
 -- A Shares (with sales charge)(2)            (16.74)%    (14.27)%    (12.69)%
 Fundamentally Weighted Small Company Fund
 -- A Shares at NAV                            (13.68)%    (11.14)%     (9.66)%
 Russell 2000 Index                             (7.53)%     (1.57)%     (2.03)%
 Russell 2000 Value Index                      (13.08)%     (9.78)%     (9.72)%

--------------------------------------------------------------------------------

-----------
PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 18, 2006 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2007.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
================================================================================

     We thank you for your investment in the Fundamentally Weighted Large Company and Small Company Funds, and we look forward to reporting to you again in six months. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.



                                                       Sincerely,


                                                       /s/ Neil Wolfson


                                                       Neil Wolfson
                                                       President


January 24, 2008

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. WOLFSON'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
================================================================================


FOR THE PERIOD JULY 1, 2007 TO DECEMBER 31, 2007
EXPENSE TABLES

                                                    BEGINNING            ENDING                       EXPENSES
                                                     ACCOUNT            ACCOUNT        ANNUALIZED       PAID
                                                      VALUE              VALUE          EXPENSE        DURING
                                                     7/01/07           12/31/07          RATIO         PERIOD*
                                                  ------------       -----------       ---------     ---------
LARGE COMPANY FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00         $  954.00         0.60%          $2.95
Hypothetical 5% Return Before Expenses ........       1,000.00          1,022.12         0.60%           3.05

LARGE COMPANY FUND -- A SHARES
Actual Fund Return ............................      $1,000.00         $  952.90         0.85%          $4.17
Hypothetical 5% Return Before Expenses ........       1,000.00          1,020.86         0.85%           4.32

SMALL COMPANY FUND -- INSTITUTIONAL SHARES
Actual Fund Return ............................      $1,000.00         $  864.10         0.60%          $2.81
Hypothetical 5% Return Before Expenses ........       1,000.00          1,022.12         0.60%           3.05

SMALL COMPANY FUND -- A SHARES
Actual Fund Return ............................      $1,000.00         $  863.20         0.85%          $3.98
Hypothetical 5% Return Before Expenses ........       1,000.00          1,020.86         0.85%           4.32

----------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
================================================================================


PORTFOLIO HOLDINGS

DECEMBER 31, 2007

The following tables present a summary of the portfolio holdings of the Fundamentally Weighted Funds as a percentage of their total investments.


FUNDAMENTALLY WEIGHTED LARGE COMPANY FUND
COMMON STOCKS
 Financials                      25.3%
 Information Technology          11.7%
 Health Care                     11.0%
 Industrials                     10.9%
 Consumer Staples                10.5%
 Energy                          10.1%
 Consumer Discretionary           8.0%
 Utilities                        4.2%
 Telecommunication Services       4.0%
 Materials                        3.6%
SHORT-TERM INVESTMENTS            0.7%
                                -----
                                100.0%
                                =====

FUNDAMENTALLY WEIGHTED SMALL COMPANY FUND
COMMON STOCKS
 Financials                      37.4%
 Consumer Discretionary          15.1%
 Industrials                     11.8%
 Information Technology           9.2%
 Materials                        5.6%
 Health Care                      5.3%
 Utilities                        4.8%
 Consumer Staples                 4.1%
 Energy                           4.0%
 Telecommunication Services       2.1%
SHORT-TERM INVESTMENTS            0.6%
                                -----
                                100.0%
                                =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)

   (Showing Percentage of Net Assets)
================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
COMMON STOCK -- 99.1%
 CONSUMER DISCRETIONARY -- 8.0%
  AUTO COMPONENTS -- 0.2%
   Autoliv, Inc.                                       380       $    20,030
   BorgWarner, Inc.*                                   220            10,650
   Gentex Corp.                                         70             1,244
   Johnson Controls, Inc.                              540            19,461
   The Goodyear Tire & Rubber Co.*                      40             1,129
   TRW Automotive Holdings Corp.*                       60             1,254
                                                                 -----------
                                                                      53,768
                                                                 -----------
  AUTOMOBILES -- 0.9%
   Ford Motor Co.*                                  18,890           127,130
   General Motors Corp.                              1,460            36,339
   Harley-Davidson, Inc.                               590            27,559
   Thor Industries, Inc.                                90             3,421
                                                                 -----------
                                                                     194,449
                                                                 -----------
  DISTRIBUTORS -- 0.1%
   Genuine Parts Co.                                   400            18,520
                                                                 -----------
  DIVERSIFIED CONSUMER SERVICES -- 0.1%
   Apollo Group, Inc. - Class A*                        10               702
   Career Education Corp.*                              50             1,257
   H&R Block, Inc.                                     490             9,099
   Service Corp. International                         410             5,760
   Weight Watchers International, Inc.                 100             4,518
                                                                 -----------
                                                                      21,336
                                                                 -----------
  HOTELS, RESTAURANTS & LEISURE -- 1.1%
   Boyd Gaming Corp.                                    20               681
   Brinker International, Inc.                         340             6,650
   Carnival Corp.                                      730            32,478
   Choice Hotels International, Inc.                    20               664
   Darden Restaurants, Inc.                            140             3,879
   International Game Technology                       370            16,254
   International Speedway Corp. - Class A               40             1,647
   Las Vegas Sands Corp.*                               10             1,031
   Marriott International, Inc. - Class A              170             5,811


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
   McDonald's Corp.                                  1,470       $    86,598
   Panera Bread Co. - Class A*                          80             2,866
   Royal Caribbean Cruises, Ltd.                       460            19,522
   Scientific Games Corp.*                              20               665
   Starbucks Corp.*                                    370             7,574
   Starwood Hotels & Resorts Worldwide, Inc.           230            10,127
   The Cheesecake Factory, Inc.*                       130             3,082
   Wendy's International, Inc.                         150             3,876
   Wyndham Worldwide Corp.                             510            12,016
   Wynn Resorts, Ltd.                                   20             2,243
   Yum! Brands, Inc.                                   700            26,789
                                                                 -----------
                                                                     244,453
                                                                 -----------
  HOUSEHOLD DURABLES -- 0.6%
   Black & Decker Corp.                                170            11,840
   Centex Corp.                                        190             4,799
   D.R. Horton, Inc.                                   640             8,429
   Fortune Brands, Inc.                                200            14,472
   Garmin, Ltd.                                         60             5,820
   Harman International Industries, Inc.                80             5,897
   Jarden Corp.*                                        20               472
   KB Home Co.                                         250             5,400
   Leggett & Platt, Inc.                               740            12,906
   Lennar Corp. - Class A                              430             7,693
   M.D.C. Holdings, Inc.                                30             1,114
   Mohawk Industries, Inc.*                            120             8,928
   Newell Rubbermaid, Inc.                             710            18,375
   Pulte Corp.                                         270             2,846
   Ryland Group, Inc.                                  150             4,132
   Snap-On, Inc.                                       180             8,683
   The Stanley Works                                   150             7,272
   Toll Brothers, Inc.*                                110             2,207
   Whirlpool Corp.                                     180            14,693
                                                                 -----------
                                                                     145,978
                                                                 -----------
  INTERNET & CATALOG RETAIL -- 0.1%
   Amazon.com, Inc.*                                    60             5,558
   Expedia, Inc.*                                      274             8,664
   IAC/Interactive Corp.*                              390            10,499
   NutriSystem, Inc.*                                   50             1,349
                                                                 -----------
                                                                      26,070
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  LEISURE EQUIPMENT & PRODUCTS -- 0.2%
   Brunswick Corp.                                     440       $     7,502
   Eastman Kodak Co.                                 1,010            22,089
   Hasbro, Inc.                                        230             5,883
   Mattel, Inc.                                        640            12,185
   Pool Corp.                                           20               397
                                                                 -----------
                                                                      48,056
                                                                 -----------
  MEDIA -- 2.6%
   Cablevision Systems New York Group - Class A*       880            21,560
   CBS Corp. - Class B                               1,660            45,235
   Citadel Broadcasting Corp.                          181               373
   Comcast Corp. - Class A*                          1,425            26,020
   Discovery Holding Co. - Class A*                    300             7,542
   DreamWorks Animation SKG, Inc. - Class A*            30               766
   EchoStar Communications Corp. - Class A*            380            14,334
   Gannett Co., Inc.                                   870            33,930
   Getty Images, Inc.*                                 110             3,190
   Harte-Hanks, Inc.                                   440             7,612
   Idearc, Inc.                                        140             2,458
   John Wiley & Sons, Inc. - Class A                   280            11,995
   Lamar Advertising Co. Class A                       180             8,653
   Liberty Global, Inc. - Class A*                      50             1,959
   Meredith Corp.                                      100             5,498
   News Corp. - Class A                              2,140            43,849
   Omnicom Group, Inc.                                 480            22,814
   R.H. Donnelley Corp.*                                90             3,283
   Regal Entertainment Group - Class A               1,910            34,514
   The DIRECTV Group, Inc.*                            240             5,549
   The E.W. Scripps Co. - Class A                      220             9,902
   The Interpublic Group of Cos., Inc.*                120               973
   The McClatchy Co. - Class A                         180             2,254


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
   MEDIA -- (CONTINUED)
   The McGraw-Hill Cos., Inc.                          610       $    26,724
   The New York Times Co. - Class A                    320             5,610
   The Walt Disney Co.                               1,910            61,655
   Time Warner Cable, Inc.*                             40             1,104
   Time Warner, Inc.                                 4,990            82,385
   Viacom, Inc. - Class B*                           2,130            93,550
   Virgin Media, Inc.                                  330             5,656
                                                                 -----------
                                                                     590,947
                                                                 -----------
  MULTILINE RETAIL -- 0.3%
   Big Lots, Inc.*                                      20               320
   Dillard's, Inc. - Class A                            30               563
   Dollar Tree Stores, Inc.*                            20               518
   Family Dollar Stores, Inc.                          270             5,192
   J.C. Penney Co., Inc.                               260            11,438
   Kohl's Corp.*                                       210             9,618
   Macy's, Inc.                                        390            10,089
   Nordstrom, Inc.                                     160             5,877
   Sears Holdings Corp.*                                30             3,062
   Target Corp.                                        320            16,000
                                                                 -----------
                                                                      62,677
                                                                 -----------
  SPECIALTY RETAIL -- 1.5%
   Abercrombie & Fitch Co. - Class A                    80             6,398
   Advance Auto Parts, Inc.                             50             1,900
   American Eagle Outfitters, Inc.                     250             5,193
   AnnTaylor Stores Corp.*                             190             4,856
   AutoNation, Inc.*                                   690            10,805
   AutoZone, Inc.*                                     150            17,986
   Barnes & Noble, Inc.                                 10               345
   Bed Bath & Beyond, Inc.*                            210             6,172
   Best Buy Co., Inc.                                  520            27,378
   Carmax, Inc.*                                        40               790
   Chico's FAS, Inc.*                                   50               452
   Circuit City Stores, Inc.                           210               882
   Coldwater Creek, Inc.*                               60               401
   Dick's Sporting Goods, Inc.*                         20               555
   Foot Locker, Inc.                                   560             7,650
   GameStop Corp. - Class A*                            20             1,242
   Limited Brands, Inc.                                650            12,304


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  SPECIALTY RETAIL -- (CONTINUED)
   Lowe's Cos., Inc.                                 1,350       $    30,537
   O'Reilly Automotive, Inc.*                           10               324
   Office Depot, Inc.*                                 430             5,981
   OfficeMax, Inc.                                      30               620
   Penske Auto Group, Inc.                             440             7,682
   PetSmart, Inc.                                       10               235
   RadioShack Corp.                                    370             6,238
   Ross Stores, Inc.                                    50             1,279
   Sally Beauty Holdings, Inc.*                        250             2,263
   Staples, Inc.                                       880            20,302
   The Gap, Inc.                                     1,150            24,472
   The Home Depot, Inc.                              3,940           106,144
   The Sherwin-Williams Co.                            230            13,349
   The TJX Cos., Inc.                                  380            10,917
   Tiffany & Co.                                        20               921
   Tractor Supply Co.*                                  10               359
   TravelCenters of America LLC*                        18               225
   Urban Outfitters, Inc.*                              20               545
   Williams-Sonoma, Inc.                                20               518
                                                                 -----------
                                                                     338,220
                                                                 -----------
  TEXTILES, APPAREL & LUXURY GOODS -- 0.3%
   Coach, Inc.*                                        230             7,033
   Jones Apparel Group, Inc.                           480             7,675
   Liz Claiborne, Inc.                                 180             3,663
   Nike, Inc. - Class B                                660            42,399
   Polo Ralph Lauren Corp.                              80             4,943
   V.F. Corp.                                          180            12,359
                                                                 -----------
                                                                      78,072
                                                                 -----------
  TOTAL CONSUMER DISCRETIONARY ...........................         1,822,546
                                                                 -----------
 CONSUMER STAPLES -- 10.5%
  BEVERAGES -- 2.3%
   Anheuser-Busch Cos., Inc.                         1,240            64,902
   Brown-Forman Corp. - Class B                        180            13,340
   Coca-Cola Enterprises, Inc.                         570            14,837
   Constellation Brands, Inc. Class A*                 210             4,964
   Hansen Natural Corp.*                                10               443
   Molson Coors Brewing Co. - Class B                  140             7,227
   Pepsi Bottling Group, Inc.                          240             9,470

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  BEVERAGES -- (CONTINUED)
   PepsiAmericas, Inc.                                 170       $     5,664
   PepsiCo, Inc.                                     2,130           161,667
   The Coca-Cola Co.                                 3,810           233,820
                                                                 -----------
                                                                     516,334
                                                                 -----------
  FOOD & STAPLES RETAILING -- 1.5%
   BJ's Wholesale Club, Inc.*                           20               677
   Costco Wholesale Corp.                              370            25,811
   CVS Caremark Corp.                                  310            12,322
   Rite Aid Corp.*                                     660             1,841
   Safeway, Inc.                                       280             9,579
   SUPERVALU, Inc.                                     410            15,383
   Sysco Corp.                                         690            21,535
   The Kroger Co.                                      350             9,349
   Wal-Mart Stores, Inc.                             4,440           211,033
   Walgreen Co.                                        770            29,322
   Whole Foods Market, Inc.                            190             7,752
                                                                 -----------
                                                                     344,604
                                                                 -----------
  FOOD PRODUCTS -- 1.9%
   Archer-Daniels-Midland Co.                          690            32,037
   Bunge, Ltd.                                          60             6,985
   Campbell Soup Co.                                   630            22,510
   ConAgra Foods, Inc.                               1,390            33,068
   Corn Products International, Inc.                    20               735
   Dean Foods Co.                                      990            25,601
   Del Monte Foods Co.                                 330             3,122
   General Mills, Inc.                                 860            49,020
   H.J. Heinz Co.                                      640            29,875
   Hormel Foods Corp.                                   80             3,238
   Kellogg Co.                                         580            30,409
   Kraft Foods, Inc. - Class A                       2,932            95,671
   McCormick & Co., Inc.                               250             9,477
   Sara Lee Corp.                                    2,660            42,720
   Smithfield Foods, Inc.*                              60             1,735
   The Hershey Foods Corp.                             380            14,972
   The J.M. Smucker Co.                                 20             1,029
   Tyson Foods, Inc. - Class A                         460             7,052
   Wm. Wrigley Jr. Co.                                 320            18,736
                                                                 -----------
                                                                     427,992
                                                                 -----------
  HOUSEHOLD PRODUCTS -- 2.1%
   Church & Dwight Co., Inc.                            10               541



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HOUSEHOLD PRODUCTS -- (CONTINUED)
   Colgate-Palmolive Co.                               860       $    67,046
   Energizer Holdings, Inc.*                            80             8,970
   Kimberly-Clark Corp.                                850            58,939
   Procter & Gamble Co.                              4,400           323,048
   The Clorox Co.                                      300            19,551
                                                                 -----------
                                                                     478,095
                                                                 -----------
  PERSONAL PRODUCTS -- 0.2%
   Alberto-Culver Co.                                  100             2,454
   Avon Products, Inc.                                 630            24,904
   Estee Lauder Cos., Inc. - Class A                   200             8,722
   NBTY, Inc.*                                         110             3,014
                                                                 -----------
                                                                      39,094
                                                                 -----------
  TOBACCO -- 2.5%
   Altria Group, Inc.                                6,620           500,340
   Loews Corp. - Carolina Group                        300            25,590
   Reynolds American, Inc.                             350            23,086
   UST, Inc.                                           490            26,852
                                                                 -----------
                                                                     575,868
                                                                 -----------
  TOTAL CONSUMER STAPLES .................................         2,381,987
                                                                 -----------
 ENERGY -- 10.1%
  ENERGY EQUIPMENT & SERVICES -- 0.9%
   Baker Hughes, Inc.                                   80             6,488
   BJ Services Co.                                     340             8,248
   Cameron International Corp.*                         80             3,850
   Diamond Offshore Drilling, Inc.                     120            17,040
   Dresser-Rand Group, Inc.*                           400            15,620
   ENSCO International, Inc.                            30             1,789
   FMC Technologies, Inc.*                              20             1,134
   Global Industries, Ltd.*                             50             1,071
   Grant Prideco, Inc.*                                 20             1,110
   Halliburton Co.                                     670            25,400
   Helix Energy Solutions Group, Inc.*                  10               415
   Helmerich & Payne, Inc.*                             20               801
   Hercules Offshore, Inc.*                            763            18,144
   National Oilwell Varco, Inc.*                       160            11,754
   Noble Corp.                                         100             5,651
   Oceaneering International, Inc.*                     20             1,347

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
   Patterson-UTI Energy, Inc.*                          50       $       976
   Pride International, Inc.*                           20               678
   Rowan Cos., Inc.                                     30             1,184
   Schlumberger, Ltd.                                  490            48,201
   SEACOR Holdings, Inc.*                               20             1,855
   Smith International, Inc.                            50             3,692
   Superior Energy Services, Inc.*                      30             1,033
   Tetra Technologies, Inc.*                            10               156
   Tidewater, Inc.                                      30             1,646
   Transocean, Inc*                                     97            13,886
   Unit Corp.*                                          10               462
   Weatherford International, Ltd.*                     10               686
                                                                 -----------
                                                                     194,317
                                                                 -----------
  OIL, GAS & CONSUMABLE FUELS -- 9.2%
   Anadarko Petroleum Corp.                            460            30,217
   Apache Corp.                                        260            27,960
   Arch Coal, Inc.                                      40             1,797
   Cabot Oil & Gas Corp.                                60             2,422
   Cheniere Energy, Inc.*                               10               326
   Chesapeake Energy Corp.                             610            23,912
   ChevronTexaco Corp.                               3,910           364,920
   Cimarex Energy Co.                                   20               851
   ConocoPhillips                                    2,490           219,867
   Consol Energy, Inc.                                  40             2,861
   Denbury Resources, Inc.*                             60             1,785
   Devon Energy Corp.                                  390            34,675
   El Paso Corp.                                       100             1,724
   EOG Resources, Inc.                                 130            11,603
   Exxon Mobil Corp.                                10,000           936,900
   Forest Oil Corp.*                                    30             1,525
   Foundation Coal Holdings, Inc.                      100             5,250
   Frontier Oil Corp.                                  210             8,522
   Frontline, Ltd.                                     740            35,520
   Hess Corp.                                          250            25,215
   Holly Corp.                                          10               509
   Marathon Oil Corp.                                1,010            61,469
   Massey Energy Co.                                    20               715
   Murphy Oil Corp.                                    150            12,726
   Newfield Exploration Co.*                            20             1,054
   Noble Energy, Inc.                                  110             8,747
   Occidental Petroleum Corp.                        1,390           107,016



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
   Overseas Shipholding Group, Inc.                    130       $     9,676
   Patriot Coal Corp.*                                  22               918
   Peabody Energy Corp.                                220            13,561
   Pioneer Natural Resources Co.                       240            11,722
   Plains Exploration & Production Co.*                140             7,560
   Quicksilver Resources, Inc.*                         10               596
   Range Resources Corp.                                30             1,541
   Southwestern Energy Co.*                             10               557
   Spectra Energy Corp.                                100             2,582
   St. Mary Land & Exploration Co.                      50             1,931
   Sunoco, Inc.                                        230            16,661
   Tesoro Corp.                                        220            10,494
   Valero Energy Corp.                                 940            65,828
   W&T Offshore, Inc.                                   20               599
   Williams Cos., Inc.                                 380            13,596
   XTO Energy, Inc.                                    163             8,346
                                                                 -----------
                                                                   2,096,256
                                                                 -----------
  TOTAL ENERGY ...........................................         2,290,573
                                                                 -----------
 FINANCIALS -- 25.3%
  CAPITAL MARKETS -- 2.3%
   Affiliated Managers Group, Inc.*                     20             2,349
   Allied Capital Corp.                                560            12,040
   American Capital Strategies, Ltd.                   390            12,854
   Ameriprise Financial, Inc.                          120             6,613
   E*TRADE Group, Inc.*                              1,180             4,189
   Eaton Vance Corp.                                   140             6,357
   Federated Investors, Inc.                           160             6,586
   Franklin Resources, Inc.                            230            26,319
   Goldman Sachs Group, Inc.                           350            75,267
   Investment Technology Group, Inc.*                   20               952
   Janus Capital Group, Inc.                           260             8,541
   Jefferies Group, Inc.                               190             4,380
   Lazard, Ltd. - Class A                              100             4,068
   Legg Mason, Inc.                                    200            14,630
   Lehman Brothers Holdings, Inc.                      670            43,845
   Merrill Lynch & Co., Inc.                         1,100            59,048

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  CAPITAL MARKETS -- (CONTINUED)
   Morgan Stanley                                    1,610       $    85,507
   Northern Trust Corp.                                130             9,955
   Raymond James Financial, Inc.                        30               980
   SEI Investments Co.                                  60             1,930
   State Street Corp.                                  320            25,984
   T. Rowe Price Group, Inc.                           250            15,220
   The Bank of New York Mellon Corp.                   930            45,347
   The Bear Stearns Cos., Inc.                         210            18,533
   The Charles Schwab Corp.                          1,090            27,850
                                                                 -----------
                                                                     519,344
                                                                 -----------
  COMMERCIAL BANKS -- 4.2%
   Associated Banc-Corp.                               250             6,773
   BancorpSouth, Inc.                                   40               944
   Bank of Hawaii Corp.                                100             5,114
   BB&T Corp.                                        1,320            40,484
   BOK Financial Corp.                                  10               517
   City National Corp.                                  20             1,191
   Comerica, Inc.                                      650            28,295
   Cullen/Frost Bankers, Inc.                           60             3,040
   East West Bancorp, Inc.                              10               242
   Fifth Third Bancorp                               1,520            38,198
   First Citizens BancShares, Inc. - Class A            30             4,376
   First Horizon National Corp.                        680            12,342
   Fulton Financial Corp.                              130             1,459
   Huntington Bancshares, Inc.                         790            11,660
   KeyCorp.                                          1,260            29,547
   M&T Bank Corp.                                      190            15,498
   Marshall & Ilsley Corp.                             380            10,062
   National City Corp.                               2,720            44,771
   PNC Financial Services Group                        750            49,237
   Popular, Inc.                                       380             4,028
   Regions Financial Corp.                           1,410            33,347
   SunTrust Banks, Inc.                                750            46,867
   Synovus Financial Corp.                             440            10,595
   TCF Financial Corp.                                 550             9,862
   The Colonial BancGroup, Inc.                        500             6,770
   The South Financial Group, Inc.                      30               469


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  COMMERCIAL BANKS -- (CONTINUED)
   U.S. Bancorp                                      4,620       $   146,639
   UnionBanCal Corp.                                   300            14,673
   Valley National Bancorp                             588            11,207
   Wachovia Corp.                                    4,050           154,021
   Webster Financial Corp.                             110             3,517
   Wells Fargo & Co.                                 6,360           192,008
   Whitney Holdings Corp.                              330             8,630
   Zions Bancorp                                       200             9,338
                                                                 -----------
                                                                     955,721
                                                                 -----------
  CONSUMER FINANCE -- 1.0%
   American Express Co.                              2,610           135,772
   Capital One Financial Corp.                       1,390            65,692
   Discover Financial Services                         460             6,937
   Nelnet, Inc. - Class A                               30               381
   SLM Corp.                                           530            10,674
   The First Marblehead Corp.                           90             1,377
   The Student Loan Corp.                               40             4,400
                                                                 -----------
                                                                     225,233
                                                                 -----------
  DIVERSIFIED FINANCIAL SERVICES -- 4.8%
   Bank of America Corp.                            10,190           420,440
   BlackRock, Inc.                                      60            13,008
   CIT Group, Inc.                                     210             5,046
   Citigroup, Inc.                                  12,360           363,878
   CME Group, Inc.                                      20            13,720
   Guaranty Financial Group, Inc.*                      70             1,120
   IntercontinentalExchange, Inc.*                      10             1,925
   JPMorgan Chase & Co.                              6,240           272,376
   Leucadia National Corp.                              90             4,239
   NYSE Euronext, Inc.                                  90             7,899
   The Nasdaq Stock Market, Inc.*                       20               990
                                                                 -----------
                                                                   1,104,641
                                                                 -----------
  INSURANCE -- 9.2%
   ACE, Ltd.                                         1,370            84,638
   AFLAC, Inc.                                       1,510            94,571
   Alleghany Corp.*                                     10             4,020
   Allied World Assurance Holdings, Ltd.               100             5,017


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  INSURANCE -- (CONTINUED)
   American Financial Group, Inc.                      790       $    22,815
   American International Group, Inc.                5,680           331,144
   American National Insurance Co.                      10             1,212
   AON Corp.                                           660            31,475
   Arch Capital Group, Ltd.*                           320            22,512
   Arthur J. Gallagher & Co.                            90             2,177
   Assurant, Inc.                                      340            22,746
   Axis Captial Holdings, Ltd.                         710            27,669
   Brown & Brown, Inc.                                  80             1,880
   Chubb Corp.                                       1,390            75,866
   Cincinnati Financial Corp.                          650            25,701
   CNA Financial Corp.                                 780            26,302
   Conseco, Inc.*                                    1,630            20,473
   Endurance Specialty Holdings, Ltd.                  430            17,944
   Erie Indemnity Co. Class A                          320            16,605
   Everest Re Group, Ltd.                              210            21,084
   Fidelity National Financial, Inc. - Class A         700            10,227
   First American Corp.                                430            14,672
   Genworth Financial, Inc. - Class A                2,560            65,152
   Hartford Financial Services Group, Inc.           1,020            88,934
   HCC Insurance Holdings, Inc.                        420            12,046
   Lincoln National Corp.                              630            36,679
   Loews Corp.                                         960            48,326
   Markel Corp.*                                        20             9,822
   Marsh & McLennan Cos., Inc.                       1,880            49,763
   Mercury General Corp.                               190             9,464
   MetLife, Inc.                                     2,170           133,715
   Nationwide Financial Services, Inc. - Class A       740            33,307
   Old Republic International Corp.                    960            14,794
   OneBeacon Insurance Group, Ltd.                      30               645
   PartnerRe, Ltd.                                     330            27,235
   Philadelphia Consolidated Holding Corp.*            180             7,083


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  INSURANCE -- (CONTINUED)
   Principal Financial Group, Inc.                     950       $    65,398
   Protective Life Corp.                               490            20,100
   Prudential Financial, Inc.                          830            77,223
   Reinsurance Group of America, Inc.                  190             9,971
   RenaissanceRe Holdings, Ltd.                        320            19,277
   Safeco Corp.                                        450            25,056
   StanCorp Financial Group, Inc.                      170             8,565
   The Allstate Corp.                                2,450           127,963
   The Hanover Insurance Group, Inc.                   470            21,526
   The Progressive Corp.                             1,980            37,937
   The Travelers Cos., Inc.                          2,080           111,904
   Torchmark Corp.                                     230            13,922
   TransAtlantic Holdings, Inc.                        200            14,534
   Unitrin, Inc.                                       210            10,078
   UnumProvident Corp.                                 800            19,032
   W.R. Berkley Corp.                                1,020            30,406
   White Mtns. Ins. Group                               20            10,281
   XL Capital, Ltd. - Class A                          980            49,304
                                                                 -----------
                                                                   2,090,192
                                                                 -----------
  REAL ESTATE INVESTMENT TRUSTS -- 1.9%
   AMB Property Corp.                                  130             7,483
   Annaly Mortgage Management, Inc.                    670            12,181
   Apartment Investment & Management Co. - Class A     370            12,850
   AvalonBay Communities, Inc.                         110            10,355
   Boston Properties, Inc.                             250            22,952
   Brandywine Realty Trust                             260             4,662
   BRE Properties, Inc. - Class A                      120             4,864
   Camden Property Trust                                90             4,334
   CBL & Associates, Inc.                              300             7,173
   Colonial Properties Trust                           120             2,716
   Developers Diversified Realty Corp.                 240             9,190
   Duke Realty Corp.                                   450            11,736
   Equity Residential                                  740            26,988
   Essex Property Trust, Inc.                           60             5,849


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
   REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
   Federal Realty Investment Trust                      80       $     6,572
   General Growth Properties, Inc.                     420            17,296
   Health Care Property Investors, Inc.                420            14,608
   Health Care REIT, Inc.                              190             8,491
   Hospitality Properties Trust                        320            10,310
   Host Hotels & Resorts, Inc.                         600            10,224
   HRPT Properties Trust                             1,290             9,972
   iStar Financial, Inc.                               460            11,983
   Kilroy Realty Corp.                                  90             4,946
   Kimco Realty Corp.                                  400            14,560
   Liberty Property Trust                              240             6,914
   Mack-Cali Realty Corp.                              120             4,080
   Plum Creek Timber Co., Inc.                         260            11,970
   ProLogis                                            290            18,380
   Public Storage, Inc.                                320            23,491
   Rayonier, Inc.                                      110             5,196
   Regency Centers Corp.                               120             7,739
   Simon Property Group, Inc.                          390            33,875
   SL Green Realty                                      60             5,608
   Taubman Centers, Inc.                               120             5,903
   The Macerich Co.                                    140             9,948
   UDR, Inc.                                           440             8,734
   Ventas, Inc.                                        190             8,598
   Vornado Realty Trust                                230            20,229
   Weingarten Realty, Inc.                             210             6,602
                                                                 -----------
                                                                     429,562
                                                                 -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
   CB Richard Ellis Group, Inc. - Class A*              40               862
   Forest City Enterprises, Inc.                        10               445
   Forestar Real Estate Group, Inc*                     70             1,651
   Jones Lang LaSalle, Inc.                             10               712
   The St. Joe Co.*                                     20               710
                                                                 -----------
                                                                       4,380
                                                                 -----------
  THRIFTS & MORTGAGE FINANCE -- 1.9%
   Astoria Financial Corp.                             200             4,654
   Capitol Federal Financial                           380            11,780


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
   Fannie Mae                                        3,260       $   130,335
   Freddie Mac                                       5,330           181,593
   Hudson City Bancorp, Inc.                           990            14,870
   Indymac Mortgage Holdings, Inc.                     340             2,023
   New York Community Bancorp, Inc.                    890            15,646
   People's United Financial, Inc.                     364             6,479
   Sovereign Bancorp, Inc.                             570             6,498
   Washington Federal, Inc.                            160             3,377
   Washington Mutual, Inc.                           3,370            45,866
                                                                 -----------
                                                                     423,121
                                                                 -----------
  TOTAL FINANCIALS .......................................         5,752,194
                                                                 -----------
 HEALTH CARE -- 11.0%
  BIOTECHNOLOGY -- 0.6%
   Abraxis Bioscience Inc.                               7               481
   Amgen, Inc.*                                      1,160            53,871
   Amylin Pharmaceuticals, Inc.*                       150             5,550
   Biogen Idec, Inc.*                                  100             5,692
   Celgene Corp.*                                       10               462
   Cephalon, Inc.*                                      20             1,435
   Genentech, Inc.*                                    290            19,450
   Genzyme Corp.*                                      200            14,888
   Gilead Sciences, Inc.*                              480            22,085
   Millennium Pharmaceuticals, Inc.*                    30               450
   PDL BioPharma, Inc.*                                 10               175
                                                                 -----------
                                                                     124,539
                                                                 -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
   Advanced Medical Optics, Inc.*                      130             3,189
   Baxter International, Inc.                          710            41,215
   Beckman Coulter, Inc.                                20             1,456
   Becton, Dickinson and Co.                           350            29,253
   Boston Scientific Corp.*                            750             8,723
   C.R. Bard, Inc.                                      80             7,584
   Dentsply International, Inc.                        360            16,207
   Edwards Lifesciences Corp.*                          90             4,139
   Gen-Probe, Inc.*                                    100             6,293
   Hillenbrand Industries, Inc.                        110             6,130
   Hospira, Inc.*                                       10               426

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
   IDEXX Laboratories, Inc.*                           120       $     7,036
   Intuitive Surgical, Inc.*                            10             3,245
   Kinetic Concepts, Inc.*                              40             2,142
   Medtronic, Inc.                                   1,010            50,773
   Respironics, Inc.*                                   20             1,310
   St. Jude Medical, Inc.*                             210             8,534
   Stryker Corp.                                       200            14,944
   The Cooper Cos., Inc.                                10               380
   Varian Medical Systems, Inc.*                       120             6,259
   Zimmer Holdings, Inc.*                              170            11,246
                                                                 -----------
                                                                     230,484
                                                                 -----------
  HEALTH CARE PROVIDERS & SERVICES -- 2.0%
   Aetna, Inc.                                         470            27,133
   AmerisourceBergen Corp.                             460            20,640
   Brookdale Senior Living, Inc.                        10               284
   Cardinal Health, Inc.                               600            34,650
   CIGNA Corp.                                         250            13,432
   Community Health Systems, Inc.*                      40             1,474
   Coventry Health Care, Inc.*                         150             8,887
   DaVita, Inc.*                                        30             1,691
   Express Scripts, Inc. - Class A*                    260            18,980
   Health Management Associates, Inc. - Class A      4,570            27,329
   Health Net, Inc.*                                    40             1,932
   Henry Schein, Inc.*                                  10               614
   Humana, Inc.*                                       270            20,334
   Laboratory Corp. of America Holdings*               120             9,064
   Lifepoint Hospitals, Inc.*                          180             5,353
   Lincare Holdings, Inc.*                              30             1,055
   McKesson Corp.                                      460            30,135
   Medco Health Solutions, Inc.*                       390            39,546
   Omnicare, Inc.                                      270             6,159
   Patterson Cos., Inc.*                                60             2,037
   Pediatrix Medical Group, Inc.*                       30             2,045
   Quest Diagnostics, Inc.                             210            11,109
   Tenet Healthcare Corp.*                              50               254
   UnitedHealth Group, Inc.                          2,230           129,786


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
   Universal Health Services, Inc. - Class B            40       $     2,048
   VCA Antech, Inc.*                                    10               442
   WellPoint, Inc.*                                    510            44,742
                                                                 -----------
                                                                     461,155
                                                                 -----------
  HEALTH CARE TECHNOLOGY -- 0.1%
   Cerner Corp.*                                        20             1,128
   HLTH Corp.*                                         400             5,360
   IMS Health, Inc.                                    470            10,829
                                                                 -----------
                                                                      17,317
                                                                 -----------
  LIFE SCIENCES TOOLS & SERVICES -- 0.2%
   Applera Corp. - Applied Biosystems Group            160             5,427
   Charles River Laboratories International, Inc.*      20             1,316
   Covance, Inc.*                                      150            12,993
   Invitrogen Corp.*                                    20             1,868
   PerkinElmer, Inc.                                    10               260
   Pharmaceutical Product Development, Inc.             10               404
   Thermo Electron Corp.*                              150             8,652
   Waters Corp.*                                        90             7,117
                                                                 -----------
                                                                      38,037
                                                                 -----------
  PHARMACEUTICALS -- 7.1%
   Abbott Laboratories                               2,760           154,974
   Allergan, Inc.                                      230            14,775
   APP Pharmaceuticals, Inc.*                           30               308
   Barr Pharmaceuticals, Inc.*                          30             1,593
   Bristol-Myers Squibb Co.                          4,600           121,992
   Eli Lilly & Co.                                   1,640            87,560
   Endo Pharmaceuticals Holdings, Inc.*                 20               533
   Forest Laboratories, Inc.*                          510            18,589
   Johnson & Johnson                                 5,090           339,503
   King Pharmaceuticals, Inc.*                       1,020            10,445
   Merck & Co., Inc.                                 5,490           319,024
   Mylan Laboratories, Inc.                            280             3,937
   Pfizer, Inc.                                     19,020           432,325
   Schering-Plough Corp.                             1,000            26,640
   Sepracor, Inc.*                                      10               262
   Watson Pharmaceuticals, Inc.*                        50             1,357


                                                                    VALUE
                                                   SHARES          (NOTE 2)
                                                 ---------       -----------
  PHARMACEUTICALS -- (CONTINUED)
   Wyeth                                             2,080       $    91,915
                                                                 -----------
                                                                   1,625,732
                                                                 -----------
  TOTAL HEALTH CARE ......................................         2,497,264
                                                                 -----------
 INDUSTRIALS -- 10.8%
  AEROSPACE & DEFENSE -- 2.2%
   Alliant Techsystems, Inc.*                           30             3,413
   DRS Technologies, Inc.                               10               543
   General Dynamics Corp.                              600            53,394
   Goodrich Corp.                                      180            12,710
   Honeywell International, Inc.                     1,090            67,111
   L-3 Communications Holdings, Inc.                   210            22,247
   Lockheed Martin Corp.                               590            62,103
   Northrop Grumman Corp.                              430            33,815
   Precision Castparts Corp.                            70             9,709
   Raytheon Co.                                        590            35,813
   Rockwell Collins, Inc.                              100             7,197
   Spirit Aerosystems Holdings, Inc. - Class A*         40             1,380
   The Boeing Co.                                    1,160           101,454
   United Technologies Corp.                         1,270            97,206
                                                                 -----------
                                                                     508,095
                                                                 -----------
  AIR FREIGHT & LOGISTICS -- 0.6%
   C.H. Robinson Worldwide, Inc.                        60             3,247
   Expeditors International Washington, Inc.            50             2,234
   FedEx Corp.                                         170            15,159
   United Parcel Service, Inc. - Class B             1,710           120,931
                                                                 -----------
                                                                     141,571
                                                                 -----------
  AIRLINES -- 0.2%
   AMR Corp.*                                           90             1,263
   Continental Airlines, Inc. - Class B*               280             6,230
   Delta Airlines Co.*                                 260             3,871
   Southwest Airlines Co.                              830            10,126
   UAL Corp.                                           460            16,404
   US Airways Group, Inc.*                             130             1,912
                                                                 -----------
                                                                      39,806
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  BUILDING PRODUCTS -- 0.3%
   Lennox International, Inc.                           40       $     1,657
   Masco Corp.                                       1,630            35,224
   Trane, Inc.                                         290            13,546
   USG Corp.*                                          230             8,232
                                                                 -----------
                                                                      58,659
                                                                 -----------
  COMMERCIAL SERVICES & SUPPLIES -- 0.7%
   Allied Waste Industries, Inc.*                      130             1,433
   Avery Dennison Corp.                                240            12,753
   ChoicePoint, Inc.*                                   30             1,093
   Cintas Corp.                                        190             6,388
   Copart, Inc.*                                       210             8,935
   Corrections Corp. of America                         40             1,180
   Covanta Holding Corp.*                               30               830
   Equifax, Inc.                                       310            11,272
   HNI Corp.                                            30             1,052
   Manpower, Inc.                                       80             4,552
   Monster Worldwide, Inc.*                             20               648
   Pitney Bowes, Inc.                                  650            24,726
   R.R. Donnelley & Sons Co.                           380            14,341
   Republic Services, Inc.                             415            13,010
   Robert Half International, Inc.                      40             1,082
   Steelcase, Inc. - Class A                            50               793
   Stericycle, Inc.*                                   100             5,940
   The Brink's Co.                                      70             4,182
   The Corporate Executive Board Co.                    80             4,808
   The Dun & Bradstreet Corp.                           70             6,204
   Waste Management, Inc.                              740            24,176
                                                                 -----------
                                                                     149,398
                                                                 -----------
  CONSTRUCTION & ENGINEERING -- 0.1%
   Fluor Corp.                                          60             8,743
   Jacobs Engineering Group, Inc.*                     100             9,561
   Quanta Services, Inc.*                               60             1,575
   The Shaw Group, Inc.*                                10               604
   URS Corp.*                                          250            13,583
                                                                 -----------
                                                                      34,066
                                                                 -----------

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  ELECTRICAL EQUIPMENT -- 0.5%
   AMETEK, Inc.                                         60       $     2,810
   Cooper Industries, Ltd. - Class A                   450            23,796
   Emerson Electric Co.                              1,420            80,457
   Hubbell, Inc. - Class B                              30             1,548
   Rockwell Automation, Inc.                           150            10,344
   Roper Industries, Inc.                               20             1,251
   Thomas & Betts Corp.*                                20               981
                                                                 -----------
                                                                     121,187
                                                                 -----------
  INDUSTRIAL CONGLOMERATES -- 4.1%
   3M Co.                                            1,150            96,968
   Carlisle Cos., Inc.                                  40             1,481
   General Electric Co.                             19,240           713,227
   McDermott International, Inc.*                      120             7,084
   Teleflex, Inc.                                       30             1,890
   Textron, Inc.                                       360            25,668
   Tyco International, Ltd.                          1,980            78,507
   Walter Industries, Inc.                              30             1,078
                                                                 -----------
                                                                     925,903
                                                                 -----------
  MACHINERY -- 1.4%
   AGCO Corp.*                                          40             2,719
   Caterpillar, Inc.                                   630            45,713
   Crane Co.                                            20               858
   Cummins, Inc.                                       130            16,558
   Danaher Corp.                                       300            26,322
   Deere & Co.                                         440            40,973
   Donaldson Co., Inc.                                  30             1,391
   Dover Corp.                                         110             5,070
   Eaton Corp.                                         160            15,512
   Flowserve Corp.                                      20             1,924
   Gardner Denver, Inc.*                                20               660
   Graco, Inc.                                          30             1,118
   Harsco Corp.                                         20             1,281
   IDEX Corp.                                           30             1,084
   Illinois Tool Works, Inc.                           880            47,115
   Ingersoll Rand Co., Ltd. - Class A                  410            19,053
   ITT Industries, Inc.                                150             9,906
   Joy Global, Inc.                                     40             2,633
   Lincoln Electric Holdings, Inc.                      20             1,424
   Oshkosh Truck Corp.                                  20               945
   PACCAR, Inc.                                        600            32,688
   Pall Corp.                                           40             1,613


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  MACHINERY -- (CONTINUED)
   Parker Hannifin Corp.                               330       $    24,852
   Pentair, Inc.                                        60             2,089
   SPX Corp.                                            50             5,142
   Terex Corp.*                                         70             4,590
   The Manitowoc Co., Inc.                              40             1,953
   The Timken Co.                                       40             1,314
   The Toro Co.                                         20             1,089
   Trinity Industries, Inc.                             20               555
                                                                 -----------
                                                                     318,144
                                                                 -----------
  MARINE -- 0.0%
   Alexander & Baldwin, Inc.                            30             1,550
   Kirby Corp.*                                         20               929
                                                                 -----------
                                                                       2,479
                                                                 -----------
  ROAD & RAIL -- 0.6%
   Avis Budget Group, Inc.*                            910            11,830
   Burlington Northern Santa Fe Corp.                  390            32,460
   Con-way, Inc.                                       140             5,816
   CSX Corp.                                           280            12,314
   Hertz Global Holdings, Inc.*                        700            11,123
   JB Hunt Transport Services, Inc.                     10               275
   Kansas City Southern Industries, Inc.*               60             2,060
   Landstar System, Inc.                                10               421
   Norfolk Southern Corp.                              460            23,202
   Ryder Systems, Inc.                                 190             8,932
   Union Pacific Corp.                                 280            35,174
   YRC Worldwide, Inc.*                                300             5,127
                                                                 -----------
                                                                     148,734
                                                                 -----------
  TRADING COMPANIES & DISTRIBUTORS -- 0.1%
   Fastenal Co.                                         20               808
   GATX Corp.                                          270             9,904
   MSC Industrial Direct Co., Inc. - Class A            20               810
   W.W. Grainger, Inc.                                  60             5,251
   WESCO International, Inc.*                           30             1,189
                                                                 -----------
                                                                      17,962
                                                                 -----------
  TOTAL INDUSTRIALS ......................................         2,466,004
                                                                 -----------

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
 INFORMATION TECHNOLOGY -- 11.7%
  COMMUNICATIONS EQUIPMENT -- 1.2%
   ADC Telecommunications, Inc.*                        30       $       466
   Ciena Corp.*                                        220             7,504
   Cisco Systems, Inc.*                              3,860           104,490
   Corning, Inc.                                       720            17,273
   F5 Networks, Inc.*                                  100             2,852
   Harris Corp.                                        140             8,775
   JDS Uniphase Corp.*                                 140             1,862
   Juniper Networks, Inc.*                             380            12,616
   Motorola, Inc.                                    3,020            48,441
   QUALCOMM, Inc.                                    1,680            66,108
   Tellabs, Inc.*                                    1,620            10,595
                                                                 -----------
                                                                     280,982
                                                                 -----------
  COMPUTERS & PERIPHERALS -- 2.6%
   Apple Computer, Inc.*                               170            33,674
   Dell, Inc.*                                       2,560            62,745
   Diebold, Inc.                                        50             1,449
   EMC Corp.*                                        1,790            33,169
   Hewlett-Packard Co.                               2,690           135,791
   International Business Machines Corp.             2,280           246,468
   Lexmark International Group, Inc. - Class A*        310            10,807
   NCR Corp.*                                          130             3,263
   Network Appliance, Inc.*                            280             6,989
   QLogic Corp.*                                       590             8,378
   SanDisk Corp.*                                      250             8,292
   Seagate Technology                                  750            19,125
   Sun Microsystems, Inc.*                             610            11,059
   Teradata Corp.*                                     130             3,563
   Western Digital Corp.*                               70             2,115
                                                                 -----------
                                                                     586,887
                                                                 -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
   Amphenol Corp. - Class A                             40             1,855
   Arrow Electronics, Inc.*                             70             2,750
   Avnet, Inc.*                                        200             6,994
   AVX Corp.                                            50               671
   Dolby Laboratories, Inc.*                            20               994
   Ingram Micro, Inc. - Class A*                       630            11,365
   Jabil Circuit, Inc.                                 200             3,054
   Mettler-Toledo International, Inc.*                  10             1,138
   Molex, Inc.                                          60             1,638

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
   National Instruments Corp.                           20       $       667
   Trimble Navigation, Ltd.*                            60             1,814
   Vishay Intertechnology, Inc.*                       160             1,826
                                                                 -----------
                                                                      34,766
                                                                 -----------
  INTERNET SOFTWARE & SERVICES -- 0.3%
   Akamai Technologies, Inc.*                           20               692
   eBay, Inc.*                                         540            17,923
   Google, Inc. - Class A*                              50            34,574
   VeriSign, Inc.*                                      80             3,009
   Yahoo!, Inc.*                                       520            12,095
                                                                 -----------
                                                                      68,293
                                                                 -----------
  IT SERVICES -- 1.0%
   Accenture, Ltd. - Class A                           890            32,067
   Automatic Data Processing, Inc.                     880            39,186
   Broadridge Financial Solutions, Inc.                 92             2,064
   Cognizant Technology Solutions Corp. - Class A*      20               679
   Computer Sciences Corp.*                            300            14,841
   Convergys Corp.*                                    100             1,646
   DST Systems, Inc.*                                   80             6,604
   Electronic Data Systems Corp.                     1,060            21,974
   Fidelity National Information Services, Inc.        770            32,024
   Fiserv, Inc.*                                       150             8,323
   Global Payments, Inc.                                10               465
   Hewitt Associates, Inc.*                             50             1,914
   Iron Mountain, Inc.*                                 35             1,296
   Mastercard, Inc.                                     50            10,760
   Metavante Technologies, Inc.*                       126             2,938
   MoneyGram International, Inc.                        60               922
   Paychex, Inc.                                       220             7,968
   The Western Union Co.                             1,520            36,906
   Total System Services, Inc.                         230             6,440
   Unisys Corp.*                                       190               899
   VeriFone Holdings, Inc.*                             10               233
                                                                 -----------
                                                                     230,149
                                                                 -----------

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  OFFICE ELECTRONICS -- 0.1%
   Xerox Corp.                                         750       $    12,143
   Zebra Technologies Corp. - Class A*                  20               694
                                                                 -----------
                                                                      12,837
                                                                 -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
   Advanced Micro Devices, Inc.*                       440             3,300
   Altera Corp.                                        110             2,125
   Analog Devices, Inc.                                310             9,827
   Applied Materials, Inc.                           1,540            27,350
   Atmel Corp.*                                        140               605
   Broadcom Corp. - Class A*                           170             4,444
   Cree, Inc.*                                         100             2,747
   Cypress Semiconductor Corp.*                         50             1,802
   Fairchild Semiconductor International, Inc.*         20               289
   Intel Corp.                                       9,050           241,273
   International Rectifier Corp.*                       20               679
   Intersil Holding Corp. - Class A                     40               979
   KLA -Tencor Corp.                                   140             6,742
   Lam Research Corp.*                                  30             1,297
   Linear Technology Corp.                             350            11,140
   LSI Logic Corp.*                                     80               425
   Marvell Technology Group, Ltd.*                     650             9,087
   MEMC Electronic Materials, Inc.*                     80             7,079
   Microchip Technology, Inc.                           30               943
   Micron Technology, Inc.*                            270             1,958
   National Semiconductor Corp.                         70             1,585
   Novellus Systems, Inc.*                              60             1,654
   NVIDIA Corp.*                                       435            14,799
   PMC-Sierra, Inc.*                                 2,290            14,977
   Silicon Laboratories, Inc.*                         310            11,603
   Teradyne, Inc.*                                      10               103
   Texas Instruments, Inc.                           1,150            38,410
                                                                 -----------
                                                                     417,222
                                                                 -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  SOFTWARE -- 4.6%
   Adobe Systems, Inc.*                                380       $    16,237
   Autodesk, Inc.*                                      60             2,986
   BMC Software, Inc.*                                 260             9,266
   CA, Inc.                                            830            20,708
   Cadence Design Systems, Inc.*                       160             2,722
   Citrix Systems, Inc.*                               280            10,643
   Compuware Corp.*                                    150             1,332
   Electronic Arts, Inc.*                               80             4,673
   FactSet Research Systems, Inc.                       20             1,114
   Fair Isaac & Co., Inc.                              150             4,822
   Intuit, Inc.*                                       590            18,650
   McAfee, Inc.*                                       200             7,500
   Microsoft Corp.                                  22,970           817,732
   Novell, Inc.*                                       780             5,359
   Oracle Corp.*                                     4,120            93,030
   Parametric Technology Corp.*                         20               357
   Red Hat, Inc.*                                       80             1,667
   Salesforce.com, Inc.*                                20             1,254
   Symantec Corp.*                                   1,030            16,624
   Synopsys, Inc.*                                      50             1,296
                                                                 -----------
                                                                   1,037,972
                                                                 -----------
  TOTAL INFORMATION TECHNOLOGY ...........................         2,669,108
                                                                 -----------
 MATERIALS -- 3.6%
  CHEMICALS -- 1.9%
   Air Products & Chemicals, Inc.                      300            29,589
   Airgas, Inc.                                         30             1,563
   Albemarle Corp.                                      40             1,650
   Ashland, Inc.                                       390            18,498
   Cabot Corp.                                          30             1,000
   Celanese Corp. Series A                             310            13,119
   Chemtura Corp.                                       70               546
   Cytec Industries, Inc.                               20             1,232
   E.I. DuPont de Nemours & Co.                      1,670            73,630
   Eastman Chemical Co.                                130             7,942
   Ecolab, Inc.                                         90             4,609
   FMC Corp.                                            40             2,182
   Hercules, Inc.                                       20               387
   International Flavors & Fragrances, Inc.             50             2,407
   Monsanto Co.                                        330            36,858

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  CHEMICALS -- (CONTINUED)
   Nalco Holding Co.                                   240       $     5,803
   PPG Industries, Inc.                                470            33,008
   Praxair, Inc.                                       350            31,049
   Rohm & Haas Co.                                     290            15,390
   RPM International, Inc.                             150             3,045
   Sigma-Aldrich Corp.                                 290            15,834
   The Dow Chemical Co.                              2,560           100,915
   The Lubrizol Corp.                                   90             4,875
   The Mosaic Co.*                                      30             2,830
   The Scotts Miracle-Gro Co. - Class A                 30             1,123
   The Valspar Corp.                                   210             4,733
   Valhi, Inc.                                         210             3,347
   Westlake Chemical Corp.                             370             7,026
                                                                 -----------
                                                                     424,190
                                                                 -----------
  CONSTRUCTION MATERIALS -- 0.1%
   Eagle Materials, Inc.                               250             8,870
   Martin Marietta Materials Corp.                      20             2,652
   Vulcan Materials Co.                                 90             7,118
                                                                 -----------
                                                                      18,640
                                                                 -----------
  CONTAINERS & PACKAGING -- 0.2%
   Ball Corp.                                          120             5,400
   Bemis Co., Inc.                                     330             9,035
   Crown Holdings, Inc.*                               230             5,899
   Owens-Illinois, Inc.*                                60             2,970
   Packaging Corp.                                     110             3,102
   Pactiv Corp.*                                        60             1,598
   Sealed Air Corp.                                    300             6,942
   Smurfit-Stone Container Corp.*                       60               634
   Sonoco Products Co.                                 170             5,556
   Temple-Inland, Inc.                                 210             4,378
                                                                 -----------
                                                                      45,514
                                                                 -----------

  METALS & MINING -- 1.0%
   Alcoa, Inc.                                       1,060            38,743
   Allegheny Technologies, Inc.                         50             4,320
   Carpenter Technology Corp.                           40             3,007
   Cleveland-Cliffs, Inc.                               50             5,040
   Commercial Metals Co.                                40             1,178



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  METALS & MINING -- (CONTINUED)
   Freeport-McMoRan Copper & Gold, Inc. - Class B      400       $    40,976
   Newmont Mining Corp.                                240            11,719
   Nucor Corp.                                         580            34,347
   Reliance Steel & Aluminum Co.                        60             3,252
   Southern Copper Corp.                               410            43,103
   Steel Dynamics, Inc.                                240            14,297
   Titanium Metals Corp.                                53             1,402
   United States Steel Corp.                           190            22,973
                                                                 -----------
                                                                     224,357
                                                                 -----------
  PAPER & FOREST PRODUCTS -- 0.4%
   Domtar Corp.*                                     1,930            14,842
   International Paper Co.                             990            32,056
   Louisiana-Pacific Corp.                             560             7,661
   MeadWestvaco Corp.                                  290             9,077
   Weyerhaeuser Co.                                    480            35,395
                                                                 -----------
                                                                      99,031
                                                                 -----------
  TOTAL MATERIALS ........................................           811,732
                                                                 -----------
 TELECOMMUNICATION SERVICES -- 3.9%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.5%
   AT&T, Inc.                                        8,740           363,234
   CenturyTel, Inc.                                    550            22,803
   Citizens Communications Co.                       2,170            27,624
   Embarq Corp.                                        120             5,944
   Level 3 Communications, Inc.*                        40               122
   Qwest Communications International, Inc.*         1,110             7,781
   Verizon Communications, Inc.                      7,920           346,025
   Windstream Corp.                                  2,400            31,248
                                                                 -----------
                                                                     804,781
                                                                 -----------
  WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
   American Tower Corp. - Class A*                     110             4,686
   Crown Castle International Corp.*                   610            25,376
   NII Holdings, Inc.*                                  20               966


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
   SBA Communications Corp. - Class A*                  20       $       677
   Sprint Nextel Corp.                               4,000            52,520
   Telephone & Data Systems, Inc.                      140             8,764
   U.S. Cellular Corp.*                                 20             1,682
                                                                 -----------
                                                                      94,671
                                                                 -----------
  TOTAL TELECOMMUNICATION SERVICES .......................           899,452
                                                                 -----------
 UTILITIES -- 4.2%
  ELECTRIC UTILITIES -- 2.3%
   Allegheny Energy, Inc.                               30             1,908
   American Electric Power Co., Inc.                   850            39,576
   DPL, Inc.                                           350            10,378
   Duke Energy Corp.                                 3,420            68,981
   Edison International Co.                            400            21,348
   Entergy Corp.                                       280            33,466
   Exelon Corp.                                        820            66,945
   FirstEnergy Corp.                                   570            41,234
   FPL Group, Inc.                                     630            42,701
   Great Plains Energy, Inc.                           440            12,901
   Hawaiian Electric Industries, Inc.                  280             6,376
   Northeast Utilities Co.                             240             7,514
   Pepco Holdings, Inc.                                350            10,266
   Pinnacle West Capital Corp.                         340            14,419
   PPL Corp.                                           610            31,775
   Progress Energy, Inc.                               780            37,775
   Reliant Energy, Inc.*                               130             3,411
   Sierra Pacific Resources Corp.                       20               340
   The Southern Co.                                  1,660            64,325
                                                                 -----------
                                                                     515,639
                                                                 -----------
  GAS UTILITIES -- 0.2%
   AGL Resources, Inc.                                 190             7,152
   Atmos Energy Corp.                                  320             8,973
   Energen Corp.                                        30             1,927
   Equitable Resources, Inc.                           140             7,459
   National Fuel Gas Co.*                              140             6,535
   Nicor, Inc.                                          10               424
   ONEOK, Inc.                                         120             5,372
   Questar Corp.                                       120             6,492


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
LARGE COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  GAS UTILITIES -- (CONTINUED)
   Southern Union Co.                                   40       $     1,174
   UGI Corp.                                           120             3,270
                                                                 -----------
                                                                      48,778
                                                                 -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
   AES Corp.*                                          420             8,984
   Constellation Energy Group, Inc.                    180            18,455
   Dynegy, Inc. - Class A*                             130               928
   NRG Energy, Inc.*                                    20               867
                                                                 -----------
                                                                      29,234
                                                                 -----------
  MULTI-UTILITIES -- 1.6%
   Alliant Energy Corp.                                200             8,138
   Ameren Corp.                                        590            31,984
   CenterPoint Energy, Inc.                            600            10,278
   CMS Energy Corp.                                    440             7,647
   Consolidated Edison, Inc.                           730            35,660
   Dominion Resources, Inc.                          1,380            65,481
   DTE Energy Co.                                      450            19,782
   Integrys Energy Group, Inc.                         100             5,169
   MDU Resources Group, Inc.                            70             1,933
   NiSource, Inc.                                    1,170            22,101
   NSTAR                                               220             7,968
   OGE Energy Corp.                                    210             7,621
   PG&E Corp.                                          450            19,390
   Public Service Enterprise Group, Inc.               430            42,243
   SCANA Corp.                                         290            12,224
   Sempra Energy Co.                                   380            23,514
   TECO Energy, Inc.                                   550             9,466
   Vectren Corp.                                       180             5,222
   Wisconsin Energy Corp.                              150             7,307
   Xcel Energy, Inc.                                   930            20,990
                                                                 -----------
                                                                     364,118
                                                                 -----------
  WATER UTILITIES -- 0.0%
   Aqua America, Inc.                                   40               848
                                                                 -----------
  TOTAL UTILITIES ........................................           958,617
                                                                 -----------
  TOTAL COMMON STOCK(COST $23,289,785) ...................        22,549,477
                                                                 -----------

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
SHORT-TERM INVESTMENTS -- 0.7%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series                           82,702       $    82,702
   BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series                           82,702            82,702
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $165,404) ........................................           165,404
                                                                 -----------
TOTAL INVESTMENTS -- 99.8%
  (COST $23,455,189)+ ....................................        22,714,881
                                                                 -----------
OTHER ASSETS IN EXCESS OF LIABILITIES, NET -- 0.2% .......            36,191
                                                                 -----------
NET ASSETS -- 100.0% .....................................       $22,751,072
                                                                 ===========
-------------------
*    Non-income producing security.
+ The cost for Federal income tax purposes is $23,633,525. At December 31, 2007 net unrealized depreciation was $918,644. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,669,795, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,588,439.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED)
   (Showing Percentage of Net Assets)
================================================================================


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
COMMON STOCK -- 99.2%
 CONSUMER DISCRETIONARY -- 15.1%
  AUTO COMPONENTS -- 1.1%
   Aftermarket Technology Corp.                        130       $    3,544
   American Axle & Manufacturing Holdings, Inc.        300            5,586
   ArvinMeritor, Inc.                                  490            5,748
   Cooper Tire & Rubber Co.                            330            5,471
   Drew Industries, Inc.                                70            1,918
   Exide Technologies                                  431            3,448
   Fuel Systems Solutions, Inc.                         30              429
   Lear Corp.                                          420           11,617
   Modine Manufacturing Co.                            210            3,467
   Raser Technologies, Inc.                             50              742
   Sauer-Danfoss, Inc.                                 260            6,513
   Standard Motor Products, Inc.                       350            2,856
   Stoneridge, Inc.                                    130            1,045
   Superior Industries International, Inc.             230            4,179
   Tenneco, Inc.                                       110            2,868
                                                                 ----------
                                                                     59,431
                                                                 ----------
  AUTOMOBILES -- 0.2%
   Coachmen Industries, Inc.                            30              179
   Fleetwood Enterprises, Inc.                          80              478
   Monaco Coach Corp.                                  250            2,220
   Winnebago Industries, Inc.                          300            6,306
                                                                 ----------
                                                                      9,183
                                                                 ----------
  DISTRIBUTORS -- 0.1%
   Audiovox Corp. Class A                              110            1,364
   Building Materials Holding Corp.                    770            4,258
   DXP Enterprises, Inc.                                20              934
   Source Interlink Cos., Inc.                         230              662
                                                                 ----------
                                                                      7,218
                                                                 ----------
  DIVERSIFIED CONSUMER SERVICES -- 0.9%
   Capella Education Co.                                10              655
   Coinstar, Inc.                                       40            1,126
   Corinthian Colleges, Inc.                           160            2,464
   CPI Corp.                                            50            1,178
   DeVry, Inc.                                         170            8,833
   INVESTools, Inc.                                     10              177


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
   Jackson Hewitt Tax Service, Inc.                    100       $    3,175
   Matthews International Corp. - Class A              110            5,156
   Pre-Paid Legal Services, Inc.                        70            3,874
   Regis Corp.                                         330            9,227
   Sotheby's Holdings, Inc. -  Class A                 120            4,572
   Stewart Enterprises, Inc. - Class A                 700            6,230
   Strayer Education, Inc.                              30            5,117
                                                                 ----------
                                                                     51,784
                                                                 ----------
  HEALTHCARE -- 0.1%
   Arthrocare Corp.                                     40            1,922
   Universal American Financial Corp.                  110            2,815
                                                                 ----------
                                                                      4,737
                                                                 ----------
  HOTELS, RESTAURANTS & LEISURE -- 2.2%
   AFC Enterprises, Inc.                             1,000           11,320
   Ambassadors International, Inc.                      30              437
   Ameristar Casinos, Inc.                             130            3,580
   Bally Technologies, Inc.                             10              497
   Bluegreen Corp.                                     460            3,307
   Bob Evans Farms, Inc.                               220            5,925
   CBRL Group, Inc.                                    300            9,717
   CEC Entertainment, Inc.                             340            8,827
   Churchill Downs, Inc.                                70            3,778
   CKE Restaurants, Inc.                               210            2,772
   Cosi, Inc.                                           90              202
   Domino's Pizza, Inc.                                 10              132
   Dover Downs Entertainment, Inc.                     270            3,038
   Dover Motorsports, Inc.                              70              459
   Gaylord Entertainment Co.                            20              809
   IHOP Corp.                                           90            3,292
   Isle of Capri Casinos, Inc.                          60              826
   Jack in the Box, Inc.                               120            3,092
   Jamba, Inc.                                         200              740
   Krispy Kreme Doughnuts, Inc.                        450            1,422
   Landry's Restaurants, Inc.                          210            4,137
   Luby's, Inc.                                         70              711


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
   McCormick & Schmick's Seafood Restaurants, Inc.      80       $      954
   Monarch Casino & Resort, Inc.                        40              963
   Morgans Hotel Group Co.                              30              578
   MTR Gaming Group, Inc.                              140              951
   Multimedia Games, Inc.                              170            1,418
   O' Charley's, Inc.                                  160            2,397
   Papa John's International, Inc.                     180            4,086
   PF Chang's China Bistro, Inc.                        70            1,599
   Pinnacle Entertainment, Inc.                         50            1,178
   Progressive Gaming International Corp.               40               99
   Red Robin Gourmet Burgers, Inc.                      10              320
   Ruby Tuesday, Inc.                                  420            4,095
   Ruth's Chris Steak House, Inc.                      100              894
   Shuffle Master, Inc.                                180            2,158
   Sonic Corp.                                         210            4,599
   The Marcus Corp.                                    650           10,043
   The Steak 'n Shake Co.                               60              654
   Town Sports International Holdings, Inc.             30              287
   Triarc Cos., Inc. - Class B                         530            4,643
   Trump Entertainment Resorts, Inc.                   370            1,591
   Vail Resorts, Inc.                                  170            9,148
                                                                 ----------
                                                                    121,675
                                                                 ----------
  HOUSEHOLD DURABLES -- 2.0%
   American Greetings Corp.                            680           13,804
   Blyth, Inc.                                         140            3,072
   Brookfield Homes Corp.                              430            6,794
   California Coastal Communities, Inc.                 30              176
   Cavco Industries, Inc.                               20              677
   Champion Enterprises, Inc.                          310            2,920
   CSS Industries, Inc.                                 80            2,936
   Directed Electronics, Inc.                          100              166
   Ethan Allen Interiors, Inc.                         390           11,115
   Furniture Brands International, Inc.              1,110           11,167
   Helen of Troy Ltd.                                   70            1,200


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HOUSEHOLD DURABLES -- (CONTINUED)
   Hooker Furniture Corp.                              100       $    2,010
   Hovnanian Enterprises, Inc.                         140            1,004
   iRobot Corp.                                         50              904
   Kimball International, Inc. - Class B               560            7,672
   La-Z-Boy Chair Co.                                  710            5,630
   Libbey, Inc.                                         30              475
   M/I Homes, Inc.                                     190            1,995
   Meritage Homes Corp.                                120            1,748
   National Presto Industries, Inc.                     40            2,106
   Orleans Homebuilders, Inc.                          210              750
   Palm Harbor Homes, Inc.                             150            1,583
   Sealy Corp.                                         600            6,714
   Skyline Corp.                                       160            4,696
   Tempur-Pedic International, Inc.                    150            3,896
   Tupperware Brands Corp.                             450           14,863
   Universal Electronics, Inc.                          30            1,003
                                                                 ----------
                                                                    111,076
                                                                 ----------
  INTERNET & CATALOG RETAIL -- 0.3%
   1-800-FLOWERS.COM, Inc.                              90              786
   Audible, Inc.                                       220            1,962
   Blue Nile, Inc.                                      10              681
   FTD Group, Inc.                                      80            1,030
   Gaiam, Inc.                                          20              594
   GSI Commerce, Inc.                                   30              585
   Netflix, Inc.                                       140            3,727
   Overstock.com, Inc.                                  20              311
   PetMed Express, Inc.                                 80              968
   Priceline.com, Inc.                                  40            4,594
   Stamps.com, Inc.                                     60              731
   Systemax, Inc.                                       20              406
   U.S. Auto Parts Network, Inc.                       130            1,054
   ValueVision Media, Inc.                             200            1,258
                                                                 ----------
                                                                     18,687
                                                                 ----------
  LEISURE EQUIPMENT & PRODUCTS -- 0.9%
   Arctic Cat, Inc.                                    160            1,910
   Callaway Golf Co.                                   480            8,367
   JAKKS Pacific, Inc.                                 210            4,958
   Leapfrog Enterprises, Inc.                           30              202


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  LEISURE EQUIPMENT & PRODUCTS -- (CONTINUED)
   Marine Products Corp.                               230       $    1,612
   MarineMax, Inc.                                     200            3,100
   Polaris Industries, Inc.                            390           18,630
   Pool Corp.                                           80            1,586
   RC2 Corp.                                           160            4,491
   Smith & Wesson Holdings Corp.                        20              122
   Steinway Musical Instruments                         30              827
   Sturm, Ruger & Co., Inc.                            220            1,822
   The Nautilus Group, Inc.                            730            3,541
                                                                 ----------
                                                                     51,168
                                                                 ----------
  MEDIA -- 3.4%
   Arbitron, Inc.                                       80            3,326
   Belo Corp. - Class A                              1,130           19,707
   Carmike Cinemas, Inc.                               110              799
   Citadel Broadcasting Corp.                        2,880            5,933
   Cox Radio, Inc.                                     590            7,168
   Crown Media Holdings, Inc.                           70              455
   Emmis Communications Corp. - Class A              2,240            8,624
   Entercom Communications Corp.                       680            9,309
   Entravision Communications Corp.                    110              861
   Global Sources Ltd.                                  44            1,242
   Gray Communications Systems, Inc.                   460            3,689
   Harris Interactive, Inc.                            470            2,002
   Interactive Data Corp.                              520           17,165
   Journal Communications, Inc. -  Class A             950            8,493
   Lakes Entertainment, Inc.                            80              554
   Lee Enterprises, Inc.                               880           12,892
   Lin TV Corp.                                        230            2,799
   Live Nation, Inc.                                    60              871
   Martha Stewart Living Omnimedia, Inc. - Class A     300            2,781
   Marvel Entertainment, Inc.                          520           13,889
   Media General, Inc. - Class A                       330            7,013
   Morningstar, Inc.                                    40            3,110
   Radio One, Inc. - Class D                         2,160            5,119
   RCN Corp.                                           100            1,559


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  MEDIA -- (CONTINUED)
   Salem Communications Corp. - Class A                210       $    1,384
   Scholastic Corp.                                    340           11,863
   Sinclair Broadcast Group, Inc. - Class A            710            5,829
   Tivo, Inc.                                          220            1,835
   Valassis Communications, Inc.                       690            8,066
   Value Line, Inc.                                    230            9,260
   World Wrestling Entertainment, Inc.                 680           10,037
                                                                 ----------
                                                                    187,634
                                                                 ----------
  MULTILINE RETAIL -- 0.2%
   99 Cents Only Stores                                400            3,184
   Big Lots, Inc.                                       20              320
   Bon-Ton Stores, Inc.                                 90              854
   Fred's, Inc. - Class A                              230            2,215
   Retail Ventures, Inc.                                10               51
   Tuesday Morning Corp.                               900            4,563
                                                                 ----------
                                                                     11,187
                                                                 ----------
  SPECIALTY RETAIL -- 2.3%
   Aaron Rents, Inc.                                   120            2,309
   Aeropostale, Inc.                                   165            4,372
   America's Car-Mart, Inc.                             90            1,130
   Asbury Automotive Group, Inc.                       190            2,859
   Bebe Stores, Inc.                                   380            4,887
   Big 5 Sporting Goods Corp.                           60              865
   Blockbuster, Inc. - Class A                         320            1,248
   Books-A-Million, Inc.                                80              954
   Borders Group, Inc.                                 380            4,047
   Brown Shoe Co., Inc.                                330            5,006
   Build-A-Bear Workshop, Inc.                         130            1,814
   Cabela's, Inc. - Class A                             30              452
   Cache, Inc.                                         110            1,027
   Charlotte Russe Holdings, Inc.                      150            2,423
   Charming Shoppes, Inc.                              370            2,002
   Christopher & Banks Corp.                           350            4,007
   Citi Trends, Inc.                                    20              309
   Collective Brands, Inc.                             150            2,609


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                   VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  SPECIALTY RETAIL -- (CONTINUED)
   Conn's, Inc.                                         20       $      342
   Cost Plus, Inc.                                     110              477
   CSK Auto Corp.                                      690            3,457
   Dress Barn, Inc.                                    110            1,376
   DSW, Inc.                                           130            2,439
   Eddie Bauer Holdings, Inc.                          170            1,080
   Gander Mountain Co.                                 240            1,183
   Group 1 Automotive, Inc.                            200            4,750
   Haverty Furniture Cos., Inc.                        400            3,596
   Hot Topic, Inc.                                     110              640
   J. Crew Group, Inc.                                  10              482
   Jo-Ann Stores, Inc.                                  20              262
   Jos. A. Bank Clothiers, Inc.                         40            1,138
   Lithia Motors, Inc. - Class A                       280            3,844
   New York & Co., Inc.                                250            1,595
   Pacific Sunwear of California, Inc.                 240            3,386
   Pier 1 Imports, Inc.                              1,390            7,270
   Rent-A-Center, Inc.                                 580            8,422
   Select Comfort Corp.                                270            1,893
   Shoe Carnival, Inc.                                  20              282
   Sonic Automotive, Inc.                              340            6,582
   Stage Stores, Inc.                                  150            2,220
   Stein Mart, Inc.                                    710            3,365
   Talbots, Inc.                                       430            5,083
   The Buckle, Inc.                                     90            2,970
   The Cato Corp. - Class A                            170            2,662
   The Children's Place Retail Stores, Inc.             90            2,334
   The Finish Line, Inc. - Class A                     600            1,452
   The Gymboree Corp.                                  120            3,655
   The Pep Boys - Manny, Moe & Jack                    230            2,640
   Tractor Supply Co.                                   10              359
   Tween Brands, Inc.                                   50            1,324
   West Marine, Inc.                                   220            1,976
   Zale Corp.                                           40              642
   Zumiez, Inc.                                         10              244
                                                                 ----------
                                                                    127,742
                                                                 ----------
  TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
   Ashworth, Inc.                                       60              171
   Carter's, Inc.                                      310            5,998
   Cherokee, Inc.                                       80            2,582


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
   Columbia Sportswear Co.                             120       $    5,291
   Fossil, Inc.                                         10              420
   Hartmarx Corp.                                      340            1,159
   Heelys Inc.                                         140              974
   K-Swiss, Inc. - Class A                             290            5,249
   Kenneth Cole Productions, Inc.                      250            4,372
   Maidenform Brands, Inc.                              90            1,218
   Movado Group, Inc.                                   40            1,012
   Oxford Industries, Inc.                             190            4,896
   Perry Ellis International, Inc.                      25              385
   Phillips-Van Heusen Corp.                            10              369
   Quiksilver, Inc.                                    150            1,287
   Skechers U.S.A., Inc.                               170            3,317
   The Timberland Co. - Class A                        680           12,294
   The Warnaco Group, Inc.                             400           13,920
   True Religion Apparel, Inc.                          60            1,281
   Unifirst Corp.                                       70            2,660
   Volcom, Inc.                                         70            1,542
   Weyco Group, Inc.                                   110            3,025
   Wolverine World Wide, Inc.                           60            1,471
                                                                 ----------
                                                                     74,893
                                                                 ----------
  TOTAL CONSUMER DISCRETIONARY ...........................          836,415
                                                                 ----------
 CONSUMER STAPLES -- 4.1%
  BEVERAGES -- 0.3%
   Central European Distribution Corp.                  40            2,323
   Coca-Cola Bottling Co.                              140            8,243
   MGP Ingredients, Inc.                                60              565
   National Beverage Corp.                             574            4,615
   The Boston Beer Co., Inc. - Class A                  10              377
                                                                 ----------
                                                                     16,123
                                                                 ----------
  FOOD & STAPLES RETAILING -- 1.3%
   Andersons, Inc.                                      40            1,792
   Arden Group, Inc.                                    30            4,641
   Casey's General Stores, Inc.                        120            3,553
   Great Atlantic & Pacific Tea Co., Inc.              460           14,412


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  FOOD & STAPLES RETAILING -- (CONTINUED)
   Ingles Markets, Inc. - Class A                      150       $    3,809
   Long's Drug Stores Corp.                            120            5,640
   Nash Finch Co.                                      150            5,292
   Performance Food Group Co.                          270            7,255
   PriceSmart, Inc.                                     30              902
   Ruddick Corp.                                       220            7,627
   Spartan Stores, Inc.                                 60            1,371
   The Pantry, Inc.                                    210            5,487
   United Natural Foods, Inc.                           50            1,586
   Village Super Market Class A                         60            3,053
   Weis Markets, Inc.                                   60            2,396
   Winn-Dixie Store, Inc.                              170            2,868
                                                                 ----------
                                                                     71,684
                                                                 ----------
  FOOD PRODUCTS -- 1.5%
   Alico, Inc.                                          20              730
   Cal-Maine Foods, Inc.                                80            2,122
   Chiquita Brands International, Inc.                 520            9,563
   Darling International, Inc.                         180            2,081
   Farmer Brothers Co.                                 270            6,207
   Flowers Foods, Inc.                                 355            8,311
   Fresh Del Monte Produce, Inc.                       390           13,096
   Imperial Sugar Co.                                   30              563
   Lancaster Colony Corp.                              270           10,719
   Lance, Inc.                                         220            4,492
   Pilgrim's Pride Corp.                               300            8,685
   Ralcorp Holdings, Inc.                              100            6,079
   Sanderson Farms, Inc.                               110            3,716
   Tootsie Roll Industries, Inc.                       140            3,839
   TreeHouse Foods, Inc.                                10              230
                                                                 ----------
                                                                     80,433
                                                                 ----------
  HOUSEHOLD PRODUCTS -- 0.1%
   Central Garden & Pet Co.                            200            1,152
   Central Garden & Pet Co. - Class A                  250            1,340
   Spectrum Brands, Inc.                               130              693
   WD-40 Co.                                            80            3,038
                                                                 ----------
                                                                      6,223
                                                                 ----------


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  PERSONAL PRODUCTS -- 0.4%
   American Oriental Bioengineering, Inc.               90       $      997
   Chattem, Inc.                                        50            3,777
   Elizabeth Arden, Inc.                                50            1,017
   International Parfums, Inc.                          40              719
   Mannatech, Inc.                                     310            1,959
   Medifast, Inc.                                      120              582
   Nu Skin Enterprises, Inc. - Class A                 560            9,201
   Parlux Fragrances, Inc.                              20               82
   Prestige Brands Holdings, Inc.                      170            1,272
   Tiens Biotech Group (USA), Inc.                     310              725
   USANA Health Sciences, Inc.                          70            2,596
                                                                 ----------
                                                                     22,927
                                                                 ----------
  TOBACCO -- 0.5%
   Alliance One International, Inc.                    590            2,401
   Universal Corp.                                     240           12,293
   Vector Group, Ltd.                                  659           13,220
                                                                 ----------
                                                                     27,914
                                                                 ----------
  TOTAL CONSUMER STAPLES .................................          225,304
                                                                 ----------
 ENERGY -- 4.0%
  ENERGY EQUIPMENT & SERVICES -- 1.2%
   Allis-Chalmers Energy, Inc.                          70            1,033
   Atwood Oceanics, Inc.                                20            2,005
   Basic Energy Services, Inc.                         180            3,951
   Bristow Group, Inc.                                  70            3,965
   Bronco Drilling Co., Inc.                           270            4,009
   Cal Dive International, Inc.                         43              569
   CARBO Ceramics, Inc.                                 80            2,976
   Complete Production Services, Inc.                   70            1,258
   Dril-Quip, Inc.                                      20            1,113
   ENGlobal, Corp.                                      80              909
   Grey Wolf, Inc.                                     410            2,185
   Gulf Island Fabrication, Inc.                        30              951
   Hercules Offshore, Inc.                             260            6,183
   Hornbeck Offshore Services, Inc.                     80            3,596

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
   ION Geophysical Corp.                                50       $      789
   Lufkin Industries, Inc.                              30            1,719
   Matrix Service Co.                                   20              436
   NATCO Group, Inc.                                    30            1,625
   Newpark Resources, Inc.                             100              545
   Oil States International, Inc.                       90            3,071
   Parker Drilling Co.                                  90              680
   Petroleum Helicopters, Inc.                         160            4,963
   Pioneer Drilling Co.                                 20              238
   RPC, Inc.                                           110            1,288
   T-3 Energy Services, Inc.                            30            1,410
   Trico Marine Services, Inc.                          70            2,591
   Union Drilling, Inc.                                 70            1,104
   Unit Corp.                                           10              463
   W-H Energy Services, Inc.                            30            1,686
   Woodward Governor Co.                               110            7,474
                                                                 ----------
                                                                     64,785
                                                                 ----------
  OIL, GAS & CONSUMABLE FUELS -- 2.8%
   Alon USA Energy, Inc.                               590           16,036
   Alpha Natural Resources, Inc.                       110            3,573
   Arena Resources, Inc.                                20              834
   Arlington Tankers Ltd.                              150            3,319
   Atlas America, Inc.                                  30            1,775
   ATP Oil & Gas Co.                                    10              505
   Berry Petroleum Co. - Class A                       120            5,334
   Bill Barret Corp.                                    30            1,256
   Bois d'Arc Energy, Inc.                              30              596
   Brigham Exploration Co.                             260            1,955
   Callon Petroleum Co.                                 70            1,152
   Carrizo Oil & Gas, Inc.                              10              548
   Cimarex Energy Co.                                   10              425
   Comstock Resources, Inc.                             30            1,020
   Crosstex Energy, Inc.                               130            4,841
   Delek US Holdings, Inc.                              80            1,618
   Delta Petroleum Corp.                                30              566
   Edge Petroleum Corp.                                 70              415
   Encore Acquisition Co.                               90            3,003
   Energy Partners, Ltd.                               120            1,417
   Evergreen Energy, Inc.                               40               89
   EXCO Resources, Inc.                                 80            1,238
   General Maritime Corp.                               50            1,223
   GeoGlobal Resources, Inc.                            60              297
   Geomet, Inc.                                        270            1,404
   GMX Resources, Inc.                                  30              968


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
   Golar LNG Ltd.                                       90       $    1,991
   Goodrich Petroleum Corp.                             10              226
   Harvest Natural Resources, Inc.                      20              250
   International Coal Group, Inc.                      100              536
   James River Coal Co.                                 60              671
   Knightsbridge Tankers, Ltd.                         460           11,109
   Mariner Energy, Inc.                                200            4,576
   Massey Energy Co.                                    20              715
   McMoRan Exploration Co.                              50              655
   Nordic American Tanker Shipping                     440           14,441
   Pacific Ethanol, Inc.                               500            4,105
   Parallel Petroleum Corp.                             70            1,234
   Penn Virginia Corp.                                  70            3,054
   Petrohawk Energy Corp.                               20              346
   Petroleum Development Corp.                          60            3,548
   Quest Resource Corp.                                 70              502
   Ship Finance International, Ltd.                  1,160           32,144
   Stone Energy Corp.                                   50            2,346
   Swift Energy Co.                                     60            2,642
   Toreador Resources Corp.                            150            1,049
   USEC, Inc.                                          490            4,410
   Vaalco Energy                                       390            1,814
   VeraSun Energy Corp.                                130            1,986
   Warren Resources, Inc.                              140            1,978
   Western Refining, Inc.                               30              726
   Westmoreland Coal Co.                                40              556
   Whiting Petroleum Corp.                              70            4,036
   World Fuel Services Corp.                            60            1,742
                                                                 ----------
                                                                    158,795
                                                                 ----------
  TOTAL ENERGY ...........................................          223,580
                                                                 ----------
 FINANCIALS -- 37.2%
  CAPITAL MARKETS -- 2.8%
   ACA Capital Holdings, Inc.                          280              238
   Apollo Investment Corp.                             617           10,520
   Ares Capital Corp.                                  708           10,358
   Calamos Asset Management, Inc. - Class A            470           13,997
   Cohen & Steers, Inc.                                200            5,994
   Cowen Group, Inc.                                 1,510           14,360


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  CAPITAL MARKETS -- (CONTINUED)
   Evercore Partners, Inc. - Class A                   300       $    6,465
   GAMCO Investors, Inc. - Class A                      50            3,460
   GFI Group, Inc.                                      20            1,914
   Greenhill & Co., Inc.                                90            5,983
   Hercules Technology Growth Capital, Inc.            431            5,355
   HFF, Inc. Class A                                   260            2,012
   KBW, Inc.                                            10              256
   Knight Capital Group, Inc. - Class A                180            2,592
   Kohlberg Capital Corp.                              120            1,440
   MCG Capital Corp.                                 1,210           14,024
   optionsXpress Holdings, Inc.                        290            9,808
   Patriot Capital Funding, Inc.                       202            2,038
   Penson Worldwide, Inc.                               30              431
   Piper Jaffray Cos.                                   80            3,706
   Prospect Capital Corp.                              225            2,936
   Sanders Morris Harris Group, Inc.                   180            1,845
   Stifel Financial Corp.                               20            1,051
   SWS Group, Inc.                                     255            3,231
   Thomas Weisel Partners Group, Inc.                   70              961
   Ticc Capital Corp.                                  420            3,877
   TradeStation Group, Inc.                             50              711
   W.P. Stewart & Co., Ltd.                          1,130            5,774
   Waddell & Reed Financial, Inc. - Class A            580           20,932
                                                                 ----------
                                                                    156,269
                                                                 ----------
  COMMERCIAL BANKS -- 8.6%
   1st Source Corp.                                    200            3,462
   Abington Bancorp, Inc.                               40              376
   Amcore Financial, Inc.                              170            3,859
   AmericanWest Bancorp                                 90            1,587
   Ameris Bancorp                                      150            2,528
   Arrow Financial Corp.                                24              516
   Bancfirst Corp.                                      50            2,143
   Banco Latinoamericano De Exportaciones SA           660           10,765
   BancTrust Financial Group, Inc.                      50              605
   Bank of Granite Corp.                                80              846
   Bank of the Ozarks, Inc.                             10              262


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  COMMERCIAL BANKS -- (CONTINUED)
   Banner Corp.                                        110       $    3,160
   Cadence Financial Corp.                             140            2,043
   Camden National Corp.                                40            1,136
   Capital Corp of the West                             80            1,554
   Capitol Bancorp, Ltd.                               180            3,622
   Cardinal Financial Corp.                             90              839
   Cascade Bancorp                                      50              696
   Cass Information Systems, Inc.                       55            1,838
   Cathay General Bancorp                               90            2,384
   Center Financial Corp.                              130            1,602
   Central Pacific Financial Corp.                      70            1,292
   Chemical Financial Corp.                            330            7,851
   Citizens Banking Corp.                              880           12,769
   City Bank/Lynnwood, Washington                      180            4,036
   City Holding Co.                                    120            4,061
   CoBiz Financial, Inc.                               120            1,784
   Columbia Banking System, Inc.                        60            1,784
   Community Bancorp                                    70            1,216
   Community Bank Systems, Inc.                        360            7,153
   Community Trust Bancorp, Inc.                       150            4,130
   CVB Financial Corp.                                 702            7,259
   Farmers Capital Bank Corp.                           90            2,430
   First Bancorp/North Carolina                        160            3,022
   First Bancorp/Puerto Rico                         1,060            7,727
   First Commonwealth Financial Corp.                1,090           11,608
   First Community Bancorp, Inc.                        70            2,887
   First Community Bancshares, Inc.                    110            3,508
   First Financial Bancorp                             420            4,788
   First Financial Corp./Indiana                       160            4,534
   First Merchants Corp.                               240            5,242
   First Midwest Bancorp, Inc.                         330           10,098
   First Regional Bancorp, Inc.                         60            1,133
   First South Bancorp                                  20              444
   First State Bancorp                                 120            1,668


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  COMMERCIAL BANKS -- (CONTINUED)
   FirstMerit Corp.                                  1,250       $   25,012
   FNB Corp.                                           820           12,054
   Frontier Financial Corp.                            210            3,900
   Glacier Bancorp, Inc.                               210            3,935
   Great Southern Bancorp, Inc.                         70            1,537
   Hancock Holding Co.                                 180            6,876
   Hanmi Financial Corp.                               200            1,724
   Harleysville National Corp.                         420            6,119
   Heartland Financial USA, Inc.                       120            2,228
   Horizon Financial Corp.                             120            2,093
   IBERIABANK Corp.                                     60            2,805
   Independent Bank Corp./Massachussetts               110            2,994
   Independent Bank Corp./Michigan                     460            4,370
   Integra Bank Corp.                                  280            3,951
   International Bancshares Corp.                      660           13,820
   InterVest Bancshares Corp.                           60            1,033
   Irwin Financial Corp.                               490            3,602
   Lakeland Bancorp, Inc.                              164            1,901
   Macatawa Bank Corp.                                 220            1,890
   MainSource Financial Group, Inc.                     94            1,463
   MB Financial, Inc.                                  110            3,391
   MBT Financial Corp.                                  50              441
   Mercantile Bank Corp.                                71            1,101
   Midwest Banc Holdings, Inc.                         220            2,732
   Nara Bancorp, Inc.                                   90            1,050
   National Penn Bancshares, Inc.                      538            8,145
   NBT Bancorp, Inc.                                   340            7,759
   Old National Bancorp/Indiana                        820           12,267
   Oriental Financial Group                            440            5,900
   Pacific Capital Bancorp                             450            9,058
   Park National Corp.                                 160           10,320
   Peoples Bancorp, Inc./Ohio                          130            3,236
   Preferred Bank                                       30              781
   PrivateBancorp, Inc.                                 80            2,612
   Prosperity Bancshares, Inc.                          60            1,763
   Provident Bankshares Corp.                          310            6,631


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  COMMERCIAL BANKS -- (CONTINUED)
   Renasant Corp.                                      170       $    3,667
   Republic Bancorp, Inc./Kentucky                     154            2,546
   Royal Bancshares of Pennsylvania                    247            2,717
   S&T Bancorp, Inc.                                    90            2,488
   Sandy Springs Bancorp, Inc.                         120            3,338
   Santander BanCorp                                   640            5,542
   SCBT Financial Corp.                                 52            1,647
   Seacoast Banking Corp. of Florida                   110            1,131
   Security Bank Corp.                                 230            2,102
   Sierra Bancorp                                       70            1,742
   Simmons First National Corp.                        120            3,180
   Southside Bancshares, Inc.                           95            1,944
   Southwest Bancorp, Inc.                             140            2,566
   Sterling Bancorp                                    350            4,774
   Sterling Bancshares, Inc.                           320            3,571
   Sterling Financial Corp./Washington                 160            2,686
   Suffolk Bancorp                                     100            3,071
   Sun Bancorp, Inc.                                    80            1,262
   Superior Bancorp                                    200            1,074
   Susquehanna Bancshares, Inc.                        610           11,248
   Taylor Capital Group, Inc.                           70            1,428
   Texas Capital Bancshares, Inc.                       20              365
   The South Financial Group, Inc.                     650           10,159
   Tompkins Trustco, Inc.                               90            3,492
   Trico Bancshares                                     80            1,544
   Trustmark Corp.                                     440           11,158
   UMB Financial Corp.                                 170            6,521
   Umpqua Holdings Corp.                               220            3,375
   Union Bankshares Corp.                               80            1,691
   United Bankshares, Inc.                             380           10,648
   United Community Banks, Inc./Georgia                120            1,896
   United Security Bancshares                           80            1,222
   Univest Corp. of  PA                                 80            1,689
   Vineyard National Bancorp                            94              949
   Virginia Commerce Bancorp, Inc.                      11              129


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  COMMERCIAL BANKS -- (CONTINUED)
   Virginia Financial Group, Inc.                       10       $      149
   Washington Trust Bancorp, Inc.                       60            1,514
   WesBanco, Inc.                                      200            4,120
   West Coast Bancorp/Oregon                            40              740
   Westamerica Bancorp                                 170            7,574
   Western Alliance Bancorp                             70            1,314
   Wilshire Bancorp, Inc.                              180            1,413
   Wintrust Financial Corp.                             90            2,982
                                                                 ----------
                                                                    477,109
                                                                 ----------
  CONSUMER FINANCE -- 0.8%
   Advance America Cash Advance Centers, Inc.          810            8,229
   Advanta Corp. - Class B                             355            2,865
   Cash America International, Inc.                    220            7,106
   Credit Acceptance Corp.                             260            5,374
   Dollar Financial Corp.                               30              921
   EzCorp, Inc. - Class A                              200            2,258
   Nelnet, Inc. - Class A                              650            8,261
   Rewards Network, Inc.                               260            1,292
   United PanAm Financial Corp.                         80              410
   World Acceptance Corp.                              220            5,936
                                                                 ----------
                                                                     42,652
                                                                 ----------
  DIVERSIFIED FINANCIAL SERVICES -- 0.7%
   Asset Acceptance Capital Corp.                      360            3,748
   Asta Funding, Inc.                                  110            2,908
   Compass Diversified Holdings                        250            3,725
   Encore Capital Group, Inc.                          260            2,517
   Financial Federal Corp.                             190            4,235
   Interactive Brokers Group Inc                       260            8,403
   KKR Financial Holdings LLC                           40              562
   MarketAxess Holdings, Inc.                           60              770
   Marlin Business Services Corp.                      100            1,206
   Medallion Financial Corp.                           770            7,715
   Portfolio Recovery Associates, Inc.                  70            2,777


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  DIVERSIFIED FINANCIAL SERVICES -- (CONTINUED)
   Primus Guaranty, Ltd.                               180       $    1,262
   Resource America, Inc.                              120            1,760
                                                                 ----------
                                                                     41,588
                                                                 ----------
  INSURANCE -- 10.3%
   American Equity Investment Life Holding Co.         310            2,570
   American Physicians Capital, Inc.                    50            2,073
   Amerisafe, Inc.                                      70            1,086
   Amtrust Financial Services, Inc.                    200            2,754
   Argo Group International Holdings, Ltd.             190            8,005
   Aspen Insurance Holdings, Ltd.                    1,550           44,702
   Assured Guaranty, Ltd.                              400           10,616
   Baldwin & Lyons, Inc. - Class B                     430           11,808
   CNA Surety Corp.                                    340            6,729
   Crawford & Co.                                      590            2,449
   Darwin Professional Underwriters, Inc.               70            1,692
   Delphi Financial Group, Inc. - Class A              410           14,465
   Donegal Group, Inc.                                 400            6,868
   EMC Insurance Group, Inc.                           280            6,628
   Employers Holdings, Inc.                          1,970           32,919
   FBL Financial Group, Inc.                           300           10,359
   FPIC Insurance Group, Inc.                          120            5,158
   Hallmark Financial Services, Inc.                   130            2,062
   Harleysville Group, Inc.                            410           14,506
   Hilb, Rogal & Hamilton Co.                          260           10,548
   Hilltop Holdings, Inc.                              200            2,184
   Horace Mann Educators Corp.                         810           15,341
   Independence Holding Co.                            160            2,024
   Infinity Property & Casual Corp.                    160            5,781
   IPC Holdings, Ltd.                                  590           17,033
   Kansas City Life Insurance Co.                      200            8,718
   Max Capital Group, Ltd.                           1,070           29,949


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  INSURANCE -- (CONTINUED)
   Meadowbrook Insurance Group, Inc.                   520       $    4,893
   Montpelier Re Holdings, Ltd.                      1,820           30,958
   National Financial Partners Corp.                   130            5,929
   National Interstate Corp.                           120            3,972
   National Western Life Insurance Co.                  30            6,221
   Navigators Group, Inc.                              190           12,350
   NYMagic, Inc.                                       150            3,470
   Odyssey Re Holdings Corp.                         1,090           40,014
   Platinum Underwriters Holdings, Ltd.                940           33,426
   PMA Capital Corp.                                   440            3,617
   Presidential Life Corp.                             440            7,704
   ProAssurance Corp.                                  300           16,476
   Ram Holdings, Ltd                                   250            1,235
   RLI Corp.                                           180           10,222
   Safety Insurance Group, Inc.                        300           10,986
   SeaBright Insurance Holdings, Inc.                  110            1,659
   Security Capital Assurance, Ltd.                    360            1,400
   Selective Insurance Group, Inc.                   1,160           26,668
   State Auto Financial Corp.                          360            9,468
   Stewart Information Services Corp.                  270            7,044
   The Phoenix Cos., Inc.                            1,460           17,330
   Tower Group, Inc.                                   170            5,678
   United America Indemnity, Ltd.                      410            8,167
   United Fire & Casualty Co.                          170            4,945
   Zenith National Insurance Corp.                     470           21,023
                                                                 ----------
                                                                    573,882
                                                                 ----------
  REAL ESTATE INVESTMENT TRUSTS -- 12.1%
   Acadia Realty Trust                                 250            6,403
   Agree Realty Corp.                                  120            3,612
   Alesco Financial, Inc.                              690            2,263
   Alexandria Real Estate Equities, Inc.               170           17,284


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
   American Campus Communities, Inc.                    60       $    1,611
   Ashford Hospitality Trust, Inc.                     330            2,373
   Associated Estates Realty Corp.                     420            3,965
   BioMed Realty Trust, Inc.                           390            9,036
   BRT Realty Trust                                    110            1,683
   Capital Trust, Inc.                                 230            7,050
   CapLease Funding, Inc.                              630            5,305
   CBRE Realty Finance, Inc.                           300            1,602
   Cedar Shopping Centers, Inc.                        470            4,808
   Colonial Properties Trust                            70            1,584
   Corporate Office Properties Trust                   320           10,080
   Cousins Properties, Inc.                            980           21,658
   DCT Industrial Trust, Inc.                          260            2,421
   DiamondRock Hospitality Co.                         270            4,045
   Digital Realty Trust, Inc.                          260            9,976
   Eastgroup Properties, Inc.                          230            9,625
   Education Realty Trust, Inc.                        400            4,496
   Entertainment Properties Trust                      270           12,690
   Equity Lifestyle Properties, Inc.                    80            3,654
   Equity One, Inc.                                    630           14,509
   Extra Space Storage, Inc.                           430            6,145
   FelCor Lodging Trust, Inc.                          620            9,666
   First Industrial Realty Trust, Inc.                 740           25,604
   First Potomac Realty Trust                          220            3,804
   Franklin Street Properties Corp.                    560            8,288
   Getty Realty Corp.                                  370            9,872
   Glimcher Realty Trust                               760           10,860
   GMH Communities Trust                               950            5,244
   Gramercy Capital Corp.                              330            8,022
   Healthcare Realty Trust, Inc.                       830           21,074
   Hersha Hospitality Trust                            390            3,705
   Home Properties, Inc.                               510           22,873
   Inland Real Estate Corp.                            790           11,186
   Investors Real Estate Trust                         540            4,844
   Kite Realty Group Trust                             100            1,527
   KKR Financial Corp.                                  23               --


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
   LaSalle Hotel Properties                            320       $   10,208
   Lexington Realty Trust                            1,080           15,703
   LTC Properties, Inc.                                380            9,519
   Maguire Properties, Inc.                            570           16,798
   Medical Properties Trust, Inc.                      390            3,974
   Mid-America Apartment Communities, Inc.             300           12,825
   Mission West Properties, Inc.                       630            5,991
   National Health Investors, Inc.                     330            9,207
   National Retail Properties, Inc.                    700           16,366
   Nationwide Health Properties, Inc.                  810           25,410
   NorthStar Realty Finance Corp.                    1,430           12,756
   Omega Healthcare Investors, Inc.                    730           11,716
   Parkway Properties, Inc.                            240            8,875
   Pennsylvania Real Estate Investment Trust           460           13,653
   Post Properties, Inc.                               480           16,858
   Potlatch Corp.                                      380           16,887
   PS Business Parks, Inc.                             280           14,714
   Ramco-Gershenson Properties Trust                   290            6,197
   Realty Income Corp.                                 840           22,697
   Saul Centers, Inc.                                  100            5,343
   Senior Housing Properties Trust                     840           19,051
   Sovran Self Storage, Inc.                           220            8,822
   Strategic Hotels & Resources, Inc.                  560            9,369
   Sun Communities, Inc.                               360            7,585
   Sunstone Hotel Investors, Inc.                      650           11,888
   Tanger Factory Outlet Centers, Inc.                 250            9,427
   U-Store-It Trust                                    530            4,855
   Universal Health Realty Income Trust                180            6,379
   Urstadt Biddle Properties, Inc. - Class A           420            6,510
   Washington Real Estate Investment Trust             410           12,878
   Winthrop Realty Trust                               430            2,275
                                                                 ----------
                                                                    669,183
                                                                 ----------


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
   HouseValues, Inc.                                   210       $      651
   Thomas Properties Group, Inc.                       190            2,048
                                                                 ----------
                                                                      2,699
                                                                 ----------
  THRIFTS & MORTGAGE FINANCE -- 2.0%
   Anchor BanCorp Wisconsin, Inc.                      180            4,234
   Bank Mutual Corp.                                   340            3,594
   BankFinancial Corp.                                  40              633
   Berkshire Hills Bancorp, Inc.                        60            1,560
   Brookline Bancorp, Inc.                             850            8,636
   Centerline Holding Co.                            1,910           14,554
   Citizens First Bancorp, Inc.                         60              736
   Clayton Holdings, Inc.                              470            2,430
   Corus Bankshares, Inc.                              750            8,002
   Dime Community Bancshares                           430            5,491
   Federal Agricultural Mortgage Corp. - Class C       220            5,790
   First Financial Holdings, Inc.                      150            4,113
   First Place Financial Corp.                         210            2,938
   FirstFed Financial Corp.                             80            2,866
   Flagstar Bancorp, Inc.                            1,080            7,528
   Flushing Financial Corp.                            240            3,852
   Franklin Bank Corp.                                 170              733
   Imperial Capital Bancorp, Inc.                       70            1,281
   K-Fed Bancorp                                       100            1,009
   Kearny Financial Corp.                              120            1,429
   NASB Financial, Inc.                                 80            2,110
   NewAlliance Bancshares, Inc.                        190            2,189
   OceanFirst Financial Corp.                           90            1,423
   PFF Bancorp, Inc.                                   380            4,575
   Provident Financial Services, Inc.                  400            5,768
   Provident New York Bancorp                          120            1,550
   TrustCo Bank Corp. NY                               730            7,242
   United Community Financial Corp.                    340            1,877
   Westfield Financial, Inc.                            30              291
   Willow Financial Bancorp, Inc.                      152            1,275



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
   WSFS Financial Corp.                                 20       $    1,004
                                                                 ----------
                                                                    110,713
                                                                 ----------
  TOTAL FINANCIALS .......................................        2,074,095
                                                                 ----------
 HEALTH CARE -- 5.3%
  BIOTECHNOLOGY -- 0.4%
   Acadia Pharmaceuticals, Inc.                         50              554
   Alexion Pharmaceuticals, Inc.                        20            1,501
   Alkermes, Inc.                                       50              779
   Alnylam Pharmaceuticals, Inc.                        30              872
   Altus Pharmaceuticals, Inc.                          10               52
   Applera Corp. - Celera Group                         30              476
   Arena Pharmaceuticals, Inc.                          70              548
   ArQule, Inc.                                         40              232
   BioCryst Pharmaceuticals, Inc.                       70              433
   BioMarin Pharmaceutical, Inc.                        10              354
   Cell Genesys, Inc.                                  130              299
   Coley Pharmaceutical Group, Inc.                     40              320
   Cubist Pharmaceuticals, Inc.                        200            4,102
   CV Therapeutics, Inc.                                50              453
   Dendreon Corp.                                       20              124
   GTx, Inc.                                            20              287
   Incyte Corp.                                         80              804
   InterMune, Inc.                                      30              400
   Isis Pharmaceuticals, Inc.                           50              787
   Keryx Biopharmaceuticals, Inc.                       50              420
   Lifecell Corp.                                       10              431
   Martek Bioscience Corp.                              50            1,479
   Medarex, Inc.                                        40              417
   Neurocrine Biosciences, Inc.                         60              272
   Osiris Therapeutics, Inc.                            40              481
   Regeneron Pharmaceuticals, Inc.                      10              242
   Sangamo Biosciences, Inc.                            70              916
   Savient Pharmaceuticals, Inc.                        50            1,148


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  BIOTECHNOLOGY -- (CONTINUED)
   United Therapeutics Corp.                            20       $    1,953
                                                                 ----------
                                                                     21,136
                                                                 ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
   Align Technology, Inc.                               30              500
   American Medical Systems Holdings, Inc.             130            1,880
   Analogic Corp.                                       30            2,032
   Aspect Medical Systems, Inc.                         50              700
   Candela Corp.                                       110              614
   Cerus Corp.                                         120              781
   Conmed Corp.                                        140            3,235
   Cryolife, Inc.                                       20              159
   Cutera, Inc.                                         60              942
   Cyberonics, Inc.                                     10              132
   Datascope Corp.                                     110            4,004
   DexCom, Inc.                                        100              883
   Greatbatch, Inc.                                     50              999
   Haemonetics Corp.                                    60            3,781
   Hansen Medical, Inc.                                 10              299
   HealthTronics, Inc.                                 310            1,423
   Hologic, Inc.                                        70            4,805
   ICU Medical, Inc.                                    50            1,800
   Immucor, Inc.                                        30            1,020
   Invacare Corp.                                      170            4,284
   Inverness Medical Innovations, Inc.                  10              562
   IRIS International, Inc.                             50              981
   Medical Action Industries, Inc.                      45              938
   Mentor Corp.                                        180            7,038
   Meridian Bioscience, Inc.                           105            3,158
   Neurometrix, Inc.                                   130            1,196
   NxStage Medical, Inc.                                60              910
   OraSure Technologies, Inc.                           40              356
   Orthofix International N.V.                          40            2,319
   Osteotech, Inc.                                      40              313
   Palomar Medical Technologies, Inc.                   60              919
   Quidel Corp.                                         70            1,363
   Sirona Dental Systems, Inc.                          20              670
   STERIS Corp.                                        260            7,498
   Symmetry Medical, Inc.                               70            1,220
   Thoratec Corp.                                       50              910


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
   Volcano Corp.                                        20       $      250
   West Pharmaceutical Services, Inc.                  100            4,059
   Zoll Medical Corp.                                   40            1,069
                                                                 ----------
                                                                     70,002
                                                                 ----------
  HEALTH CARE PROVIDERS & SERVICES -- 2.3%
   Air Methods Corp.                                    10              497
   Alliance Imaging, Inc.                              170            1,635
   Amedisys, Inc.                                       40            1,941
   AMERIGROUP Corp.                                    320           11,664
   AMN Healthcare Services, Inc.                       270            4,636
   AmSurg Corp.                                         90            2,435
   Animal Health International, Inc.                   140            1,722
   Apria Healthcare Group, Inc.                        370            7,981
   Capital Senior Living Corp.                          40              397
   Centene Corp.                                       210            5,763
   Chemed Corp.                                         80            4,470
   Corvel Corp.                                         70            1,611
   Emergency Medical Services Corp.                     40            1,171
   Gentiva Health Services, Inc.                        70            1,333
   HealthExtras, Inc.                                   40            1,043
   Healthsouth Corp.                                   550           11,550
   Healthspring, Inc.                                  160            3,048
   Healthways, Inc.                                     60            3,506
   InVentiv Health, Inc.                                40            1,238
   Kindred Healthcare, Inc.                            360            8,993
   LCA - Vision, Inc.                                  160            3,195
   LHC Group, Inc.                                      70            1,749
   Magellan Health Services, Inc.                      200            9,326
   Matria Healthcare, Inc.                              60            1,426
   Medcath Corp.                                        50            1,228
   Molina Healthcare                                   160            6,192
   National HealthCare Corp.                            10              517
   Nighthawk Radiology Holdings, Inc.                   40              842
   Odyssey Healthcare, Inc.                            340            3,760
   Owens & Minor, Inc.                                 130            5,516
   Providence Service Corp.                             50            1,407
   PSS World Medical, Inc.                             150            2,936


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
   Psychiatric Solutions, Inc.                          50       $    1,625
   RehabCare Group, Inc.                                10              226
   Res-Care, Inc.                                      110            2,768
   Sun Healthcare Group, Inc.                           30              515
   Sunrise Senior Living, Inc.                         180            5,522
   Visicu, Inc.                                         80              950
   VistaCare, Inc. - Class A                            70              508
                                                                 ----------
                                                                    126,842
                                                                 ----------
  HEALTH CARE TECHNOLOGY -- 0.1%
   Allscripts Healthcare Solutions, Inc.                20              389
   Computer Programs and Systems, Inc.                 140            3,184
   Emageon, Inc.                                       100              400
   Omnicell, Inc.                                       10              269
   Vital Images, Inc.                                   90            1,626
                                                                 ----------
                                                                      5,868
                                                                 ----------
  LIFE SCIENCES TOOLS & SERVICES -- 0.5%
   Affymetrix, Inc.                                     60            1,389
   Albany Molecular Research, Inc.                      50              719
   AMAG Pharmaceuticals, Inc.                           10              601
   Bio-Rad Laboratories, Inc.                           60            6,217
   Bruker BioSciences Corp.                             60              798
   Cambrex Corp.                                        50              419
   Dionex Corp.                                         50            4,143
   Enzo Biochem, Inc.                                   10              127
   Exelixis, Inc.                                       40              345
   Illumina, Inc.                                       20            1,185
   Kendle International, Inc.                           40            1,957
   Luminex, Corp.                                       10              162
   Nektar Therapeutics                                 100              671
   PARAXEL International Corp.                          10              483
   Pharmanet Development Group, Inc.                    50            1,961
   Varian, Inc.                                         90            5,877
                                                                 ----------
                                                                     27,054
                                                                 ----------
  PHARMACEUTICALS -- 0.8%
   Alpharma, Inc.                                      500           10,075
   Auxilium Pharmaceuticals, Inc.                       30              900



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  PHARMACEUTICALS -- (CONTINUED)
   Bentley Pharmaceuticals, Inc.                        80       $    1,207
   Caraco Pharmaceutical Laboratories, Ltd.             30              515
   Emisphere Technologies, Inc.                         10               27
   Hi-Tech Pharmacal Co., Inc.                         100              971
   KV Pharmaceutical Co. - Class A                      40            1,142
   Medicis Pharmaceutical Corp. - Class A              170            4,415
   Nastech Pharmaceutical Co., Inc.                     60              228
   Noven Pharmaceuticals, Inc.                          40              555
   Par Pharmaceutical Co., Inc.                        120            2,880
   Penwest Pharmaceuticals Co.                          70              410
   Perrigo Co.                                         260            9,103
   Pozen, Inc.                                          60              720
   Salix Pharmaceuticals, Ltd.                         130            1,024
   Sciele Pharmaceutical Co.                           110            2,249
   Somaxon Pharmaceuticals, Inc.                        30              156
   SuperGen, Inc.                                       30              110
   The Medicines Co.                                    20              383
   Valeant Pharmaceuticals International               470            5,626
   ViroPharma, Inc.                                    310            2,461
                                                                 ----------
                                                                     45,157
                                                                 ----------
  TOTAL HEALTH CARE ......................................          296,059
                                                                 ----------
 INDUSTRIALS -- 11.8%
  AEROSPACE & DEFENSE -- 0.9%
   AAR Corp.                                            10              380
   American Science & Engineering, Inc.                 20            1,135
   Applied Signal Technology, Inc.                      40              543
   Argon ST, Inc.                                       20              371
   BE Aerospace, Inc.                                   20            1,058
   Ceradyne, Inc.                                       40            1,877
   Cubic Corp.                                          40            1,568
   Curtiss Wright Corp.                                140            7,028


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  AEROSPACE & DEFENSE -- (CONTINUED)
   DynCorp International, Inc.                         210       $    5,645
   Esterline Technologies Corp.                         80            4,140
   GenCorp, Inc.                                        80              933
   HEICO Corp.                                          40            2,179
   Herley Industries, Inc.                              80            1,100
   Hexcel Corp.                                        120            2,914
   Ionatron, Inc.                                      110              315
   Ladish Co., Inc.                                     10              432
   Moog, Inc. - Class A                                 30            1,374
   MTC Technologies, Inc.                               90            2,115
   Orbital Sciences Corp.                              170            4,168
   Taser International, Inc.                            40              576
   Teledyne Technologies, Inc.                         100            5,333
   TransDigm Group, Inc.                               110            4,969
   Triumph Group, Inc.                                  30            2,470
                                                                 ----------
                                                                     52,623
                                                                 ----------
  AIR FREIGHT & LOGISTICS -- 0.2%
   Atlas Air Worldwide Holdings, Inc.                   70            3,796
   Hub Group, Inc. - Class A                            40            1,063
   Pacer International, Inc.                           390            5,694
                                                                 ----------
                                                                     10,553
                                                                 ----------
  AIRLINES -- 0.4%
   AirTran Holdings, Inc.                              360            2,578
   Alaska Air Group, Inc.                               90            2,251
   Mesa Air Group, Inc.                                170              525
   Pinnacle Airlines Corp.                             530            8,082
   Republic Airways Holdings, Inc.                     210            4,114
   SkyWest, Inc.                                       230            6,176
                                                                 ----------
                                                                     23,726
                                                                 ----------
  BUILDING PRODUCTS -- 0.6%
   American Woodmark Corp.                             150            2,727
   Ameron International Corp.                           30            2,765
   Apogee Enterprises, Inc.                            150            2,567
   Builders FirstSource, Inc.                          660            4,765
   Gibraltar Industries, Inc                           260            4,009
   Griffon Corp.                                       220            2,739
   Insteel Industries, Inc.                            160            1,877


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  BUILDING PRODUCTS -- (CONTINUED)
   Lennox International, Inc.                           10       $      414
   NCI Building Systems, Inc.                           70            2,015
   PGT, Inc.                                           230            1,095
   Simpson Manufacturing Co., Inc.                      80            2,127
   Trex Co., Inc.                                      140            1,191
   Universal Forest Products, Inc.                      90            2,651
                                                                 ----------
                                                                     30,942
                                                                 ----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.8%
   ABM Industries, Inc.                                400            8,156
   ACCO Brands Corp.                                 1,110           17,804
   Administaff, Inc.                                   150            4,242
   American Ecology Corp.                               20              470
   American Reprographics Co.                          230            3,790
   AMREP Corp.                                          50            1,528
   Angelica Corp.                                       30              573
   Barrett Business Services, Inc.                      40              720
   Bowne & Co., Inc.                                   120            2,112
   Casella Waste Systems, Inc.                          90            1,174
   CBIZ, Inc.                                          240            2,354
   CDI Corp.                                           250            6,065
   Cenveo, Inc.                                         10              175
   Clean Harbors, Inc.                                  10              517
   Comfort Systems USA, Inc.                           160            2,045
   Comsys IT Partners, Inc.                             50              789
   Consolidated Graphics, Inc.                          60            2,869
   CoStar Group, Inc.                                   10              473
   Deluxe Corp.                                        640           21,050
   Diamond Management & Technology
     Consultants, Inc.                                 210            1,527
   Ennis, Inc.                                         220            3,960
   Exponent, Inc.                                       60            1,622
   First Advantage Corp. - Class A                     190            3,129
   First Consulting Group, Inc.                         90            1,164
   FTI Consulting, Inc.                                 80            4,931


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
   Healthcare Services Group, Inc.                      90       $    1,906
   Heidrick & Struggles International, Inc.             80            2,969
   Herman Miller, Inc.                                 380           12,308
   Hudson Highland Group, Inc.                          50              421
   ICT Group, Inc.                                      60              717
   IHS, Inc. - Class A                                  20            1,211
   IKON Office Solutions, Inc.                         420            5,468
   Interface, Inc. - Class A                            50              816
   Kelly Services, Inc. - Class A                      340            6,344
   Kenexa Corp.                                         40              777
   Kforce, Inc.                                         40              390
   Knoll, Inc.                                          90            1,479
   Korn/Ferry International, Inc.                      300            5,646
   Layne Christensen Co.                                10              492
   LECG Corp.                                           70            1,054
   M&F Worldwide Corp.                                  70            3,770
   McGrath RentCorp                                    130            3,348
   Mine Safety Appliances Co.                          200           10,374
   Mobile Mini, Inc.                                    10              185
   Navigant Consulting, Inc.                           330            4,511
   On Assignment, Inc.                                  30              210
   Pike Electric Corp.                                  80            1,341
   Protection One, Inc.                                460            5,469
   Resources Connection, Inc.                          180            3,269
   Rollins, Inc.                                       375            7,200
   Schawk, Inc.                                        120            1,862
   School Specialty, Inc.                              130            4,492
   Spherion Corp.                                      290            2,111
   Standard Register Co.                               210            2,449
   Teletech Holdings, Inc.                              90            1,914
   Tetra Tech, Inc.                                     80            1,720
   The Geo Group, Inc.                                  20              560
   United Stationers, Inc.                             160            7,394
   Viad Corp.                                           50            1,579
   Volt Information Sciences, Inc.                      90            1,643
   Waste Connections, Inc.                             190            5,871
   Watson Wyatt Worldwide, Inc.                        120            5,569
                                                                 ----------
                                                                    212,078
                                                                 ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  CONSTRUCTION & ENGINEERING -- 0.3%
   EMCOR Group, Inc.                                   240       $    5,671
   Granite Construction, Inc.                          110            3,980
   Insituform Technologies, Inc.                        90            1,332
   Integrated Electrical Services, Inc.                 20              376
   Perini Corp.                                         60            2,485
   Sterling Construction Co., Inc.                      50            1,091
                                                                 ----------
                                                                     14,935
                                                                 ----------
  ELECTRICAL EQUIPMENT -- 1.1%
   Acuity Brands, Inc.                                 180            8,100
   American Superconductor Co.                          20              547
   Baldor Electric Co.                                 190            6,395
   Belden, Inc.                                        110            4,895
   Brady Corp. - Class A                               240            8,422
   Encore Wire Corp.                                   100            1,592
   Energy Conversion Devices, Inc.                      30            1,009
   First Solar, Inc.                                    10            2,671
   Franklin Electric Co., Inc.                         100            3,827
   Fuelcell Energy, Inc.                               230            2,282
   General Cable Corp.                                  20            1,466
   GrafTech International, Ltd.                         40              710
   II-VI, Inc.                                          40            1,222
   LSI Industries, Inc.                                100            1,820
   Medis Technologies, Ltd.                             40              617
   Powell Industries, Inc.                              10              441
   Preformed Line Poducts Co.                           20            1,190
   Regal-Beloit Corp.                                   30            1,348
   Smith Corp.                                         190            6,659
   Superior Essex, Inc.                                 70            1,680
   Vicor Corp.                                         120            1,871
                                                                 ----------
                                                                     58,764
                                                                 ----------
  INDUSTRIAL CONGLOMERATES -- 0.3%
   Raven Industries, Inc.                               70            2,687
   Standex International Corp.                         240            4,188
   Tredegar Industries Corp.                           180            2,895
   Walter Industries, Inc.                             240            8,623
                                                                 ----------
                                                                     18,393
                                                                 ----------


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  MACHINERY -- 3.0%
   3-D Systems Corp.                                    40       $      618
   A.S.V., Inc.                                         90            1,247
   Accuride Corp.                                      190            1,493
   Actuant Corp. - Class A                             240            8,162
   Albany International Corp.                          100            3,710
   American Railcar Industries, Inc.                   120            2,310
   Ampco-Pittsburgh Corp.                               60            2,288
   Astec Industries, Inc.                               10              372
   Badger Meter, Inc.                                   30            1,349
   Barnes Group, Inc.                                  260            8,681
   Basin Water, Inc.                                    40              331
   Briggs & Stratton Corp.                             440            9,970
   Bucyrus International, Inc. - Class A                20            1,988
   Cascade Corp.                                        70            3,252
   Chart Industries, Inc.                              430           13,287
   Circor International, Inc.                           40            1,854
   Clarcor, Inc.                                       160            6,075
   Columbus McKinnon Corp.                              60            1,957
   Commercial Vehicle Group, Inc.                      220            3,190
   Dynamic Materials Corp.                              40            2,356
   EnPro Industries, Inc.                               80            2,452
   ESCO Technologies, Inc.                             110            4,393
   Federal Signal Corp.                                130            1,459
   Flander Corp.                                        70              393
   FreightCar America, Inc.                            160            5,600
   Gehl Co.                                             50              802
   Gorman-Rupp Co.                                     100            3,120
   Greenbrier Cos., Inc.                                90            2,003
   Kadant, Inc.                                         40            1,187
   Kaydon Corp.                                        150            8,181
   Lindsay Manufacturing Co.                            50            3,535
   Middleby Corp.                                       60            4,597
   Mueller Industries, Inc.                            460           13,335
   Mueller Water Products, Inc. - Class A              230            2,190
   NACCO Industries, Inc. - Class A                     50            4,985
   Nordson Corp.                                       140            8,114
   Robbins & Myers, Inc.                                30            2,269
   Sun Hydraulics Corp.                                 40            1,009
   Tecumseh Products Co. - Class A                     120            2,809
   Tennant Co.                                          50            2,215


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  MACHINERY -- (CONTINUED)
   The Manitowoc Co., Inc.                              20       $      977
   Titan International, Inc.                            10              313
   Valmont Industries, Inc.                             60            5,347
   Watts Water Technologies, Inc. - Class A            160            4,768
   Westinghouse Air Brake Technologies Corp.            30            1,033
   Xerium Technologies, Inc.                           770            4,004
                                                                 ----------
                                                                    165,580
                                                                 ----------
  MARINE -- 0.0%
   American Commercial Lines, Inc.                      20              325
   Horizon Lines, Inc. - Class A                        70            1,305
   TBS International, Ltd.                              20              661
                                                                 ----------
                                                                      2,291
                                                                 ----------
  ROAD & RAIL -- 0.6%
   Amerco, Inc.                                         40            2,627
   Arkansas Best Corp.                                 190            4,169
   Celadon Group, Inc.                                 140            1,282
   Dollar Thrifty Automotive Group, Inc.                60            1,421
   Genesee & Wyoming, Inc. - Class A                    70            1,692
   Heartland Express, Inc.                             590            8,366
   Landstar System, Inc.                                30            1,264
   Marten Transport, Ltd.                               80            1,116
   Old Dominion Freight Line, Inc.                      60            1,387
   P.A.M. Transportation Services                       70            1,088
   Quality Distribution, Inc.                           20               89
   Saia, Inc.                                          150            1,995
   Universal Truckload Services, Inc.                  130            2,491
   Werner Enterprises, Inc.                            250            4,257
                                                                 ----------
                                                                     33,244
                                                                 ----------
  TRADING COMPANIES & DISTRIBUTORS -- 0.6%
   Applied Industrial Technologies, Inc.               200            5,804
   Beacon Roofing Supply, Inc.                         290            2,442
   BlueLinx Holdings, Inc.                             170              668
   Electro Rent Corp.                                  440            6,534


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  TRADING COMPANIES & DISTRIBUTORS -- (CONTINUED)
   H&E Equipment Services, Inc.                         40       $      755
   Houston Wire & Cable Co.                             20              283
   Kaman Corp.                                         100            3,681
   Lawson Products, Inc.                                40            1,517
   NuCo2, Inc.                                          40              996
   Rush Enterprises, Inc. - Class A                    125            2,272
   TAL International Group, Inc.                       110            2,505
   Watsco, Inc.                                        130            4,779
                                                                 ----------
                                                                     32,236
                                                                 ----------
  TOTAL INDUSTRIALS ......................................          655,365
                                                                 ----------
 INFORMATION TECHNOLOGY -- 9.2%
  COMMUNICATIONS EQUIPMENT -- 1.3%
   Adtran, Inc.                                        640           13,683
   Anaren Microwave, Inc.                              100            1,649
   Arris Group, Inc.                                   280            2,794
   Avocent Corp.                                       150            3,497
   Black Box Corp.                                     120            4,340
   Blue Coat Systems, Inc.                              20              657
   CommScope, Inc.                                      10              492
   Comtech Group, Inc.                                  40              644
   Comtech Telecommunications Corp.                     70            3,781
   Ditech Networks, Inc.                               180              625
   Dycom Industries, Inc.                              170            4,531
   Foundry Networks, Inc.                              430            7,534
   Harmonic, Inc.                                       90              943
   Harris Stratex Networks, Inc.                        30              501
   InterDigital, Inc.                                  120            2,800
   Loral Space & Communications, Ltd.                   80            2,740
   Netgear, Inc.                                        40            1,427
   Network Equipment Technologies, Inc.                 60              505
   Oplink Communications, Inc.                          80            1,228
   Orbcomm, Inc.                                        30              189
   Packeteer, Inc.                                     190            1,170
   Parkervision, Inc.                                   40              633
   Plantronics, Inc.                                   250            6,500
   Polycom, Inc.                                        40            1,111
   Powerwave Technologies, Inc.                        840            3,385


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  COMMUNICATIONS EQUIPMENT -- (CONTINUED)
   Radyne Corp.                                        190       $    1,748
   Seachange International, Inc.                       190            1,374
   Sonus Networks, Inc.                                190            1,108
   Tollgrade Communications, Inc.                       50              401
   Viasat, Inc.                                         10              344
                                                                 ----------
                                                                     72,334
                                                                 ----------
  COMPUTERS & PERIPHERALS -- 0.3%
   Avid Technology, Inc.                               160            4,534
   Emulex Corp.                                        200            3,264
   Hypercom Corp.                                      210            1,046
   Immersion Corp.                                     140            1,813
   Intermec, Inc.                                       30              609
   Intevac, Inc.                                        40              582
   Novatel Wireless, Inc.                               60              972
   Palm, Inc.                                          110              697
   Prestek, Inc.                                       190              973
   Rackable Systems, Inc.                               80              800
   Stratasys, Inc.                                      40            1,034
   Synaptics, Inc.                                      60            2,469
                                                                 ----------
                                                                     18,793
                                                                 ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
   Agilysys, Inc.                                      100            1,512
   Anixter International, Inc.                         160            9,963
   Bell Microproducts, Inc.                            120              721
   Benchmark Electronics, Inc.                          40              709
   Brightpoint, Inc.                                   200            3,072
   CalAmp Corp.                                        150              417
   Checkpoint Systems, Inc.                            120            3,118
   Cogent, Inc.                                        580            6,467
   Cognex Corp.                                        340            6,851
   DTS, Inc.                                            40            1,023
   Electro Scientific Industries, Inc.                  40              794
   FLIR Systems, Inc.                                  160            5,008
   Gerber Scientific, Inc.                             100            1,080
   Insight Enterprises, Inc.                           210            3,830
   Itron, Inc.                                          30            2,879
   Kemet Corp.                                         100              663
   Littelfuse, Inc.                                     60            1,978
   LoJack Corp.                                         80            1,345
   Maxwell Technologies, Inc.                           30              248


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- (CONTINUED)
   Methode Electronics, Inc.                           330       $    5,425
   MTS Systems Corp.                                    90            3,840
   Multi-Fineline Electronix, Inc.                      90            1,561
   Park Electrochemical Corp.                          140            3,953
   Photon Dynamics, Inc.                                60              498
   Planar Systems, Inc.                                110              704
   Plexus Corp.                                         50            1,313
   Radisys Corp.                                       200            2,680
   Rofin-Sinar Technologies, Inc.                       60            2,887
   Rogers Corp.                                         40            1,735
   Smart Modular Technologies (WWH), Inc.              180            1,832
   Synnex Corp.                                        120            2,352
   Technitrol, Inc.                                    140            4,001
   Trimble Navigation, Ltd.                             20              605
   TTM Technologies, Inc.                              210            2,449
   Universal Display Corp.                              30              620
   X-Rite, Inc.                                        100            1,162
   Zygo Corp.                                           10              125
                                                                 ----------
                                                                     89,420
                                                                 ----------
  INTERNET SOFTWARE & SERVICES -- 1.0%
   Access Integrated Technologies, Inc.                110              492
   Ariba, Inc.                                         130            1,449
   Bankrate, Inc.                                       20              962
   CNET Networks, Inc.                                  90              823
   DealerTrack Holdings, Inc.                           10              335
   Digital River, Inc.                                 170            5,622
   DivX, Inc.                                           20              280
   Earthlink, Inc.                                     830            5,868
   Equinix, Inc.                                        10            1,011
   Imergent, Inc.                                       50              529
   Infospace, Inc.                                     410            7,708
   Internap Network Services Corp.                      30              250
   Interwoven, Inc.                                     20              284
   Ipass, Inc.                                         370            1,502
   j2 Global Communications, Inc.                      120            2,540
   Jupitermedia Corp.                                  130              497
   Liquidity Services, Inc.                             40              516
   Loopnet, Inc.                                        20              281
   NIC, Inc.                                           130            1,097
   Online Resources Corp.                               40              477


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  INTERNET SOFTWARE & SERVICES -- (CONTINUED)
   Openwave Systems, Inc.                              390       $    1,014
   Perficient, Inc.                                     20              315
   RealNetworks, Inc.                                  240            1,462
   SAVVIS, Inc.                                         10              279
   Sohu.com, Inc.                                       80            4,362
   SonicWALL, Inc.                                     170            1,822
   Switch and Data Facilities Co.                      140            2,243
   Terremark Worldwide, Inc.                            40              260
   The Knot, Inc.                                       40              638
   TheStreet.com, Inc.                                  20              318
   Travelzoo, Inc.                                      30              410
   United Online, Inc.                                 650            7,683
   ValueClick, Inc.                                    180            3,942
   Vignette Corp.                                       10              146
                                                                 ----------
                                                                     57,417
                                                                 ----------
  IT SERVICES -- 1.6%
   CACI International, Inc. - Class A                  200            8,954
   CIBER, Inc.                                         250            1,527
   CSG Systems International, Inc.                     230            3,386
   CyberSource Corp.                                    10              178
   Euronet Worldwide, Inc.                              50            1,500
   Gartner, Inc.                                       210            3,688
   Gevity HR, Inc.                                     520            3,999
   Global Cash Access Holdings, Inc.                   190            1,151
   iGate Corp.                                          30              254
   InfoUSA, Inc.                                       680            6,072
   Integral Systems, Inc.                               70            1,628
   Mantech International Corp. - Class A                60            2,629
   MAXIMUS, Inc.                                       110            4,247
   MPS Group, Inc.                                     590            6,455
   Ness Technologies, Inc.                              70              646
   Perot Systems Corp.                                  80            1,080
   RightNow Technologies, Inc.                          40              634
   SAIC, Inc.                                          210            4,225
   Sapient Corp.                                        70              617
   SI International, Inc.                               10              275
   SRA International, Inc. - Class A                   210            6,184
   StarTek, Inc.                                       200            1,862
   Sykes Enterprises, Inc.                             100            1,800
   Syntel, Inc.                                        290           11,171


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  IT SERVICES -- (CONTINUED)
   Wright Express Corp.                                390       $   13,841
                                                                 ----------
                                                                     88,003
                                                                 ----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.5%
   Actel Corp.                                         140            1,912
   Advanced Analogic Technologies, Inc.                 90            1,015
   Advanced Energy Industries, Inc.                     90            1,177
   Amkor Technology, Inc.                              100              853
   ANADIGICS, Inc.                                      10              116
   Asyst Technologies, Inc.                            570            1,858
   ATMI, Inc.                                           20              645
   Axcelis Technologies, Inc.                           50              230
   Brooks Automation, Inc.                              50              661
   Cabot Microelectronics Corp.                         90            3,232
   Credence Systems Corp.                              190              460
   Cymer, Inc.                                         100            3,893
   Diodes, Inc.                                         60            1,804
   DSP Group, Inc                                      170            2,074
   Emcore Corp.                                        180            2,754
   Entegris, Inc.                                      130            1,122
   FEI Co.                                              10              248
   Hittite Microwave Corp.                             120            5,731
   Ikanos Communications, Inc.                         100              538
   IXYS Corp.                                           20              160
   Kulicke & Soffa Industries, Inc.                     20              137
   LTX Corp.                                            60              191
   Mattson Technology, Inc.                            120            1,027
   Microsemi Corp.                                      60            1,328
   MKS Instruments, Inc.                               170            3,254
   Monolithic Power Systems, Inc.                       60            1,288
   Netlogic Microsystems, Inc.                          70            2,254
   Omnivision Technologies, Inc.                       310            4,851
   ON Semiconductor Corp.                              470            4,174
   PDF Solutions, Inc.                                  80              721
   Photronics, Inc.                                    330            4,115
   RF Micro Devices, Inc.                              620            3,540
   Rudolph Technologies, Inc.                          130            1,472
   Semtech Corp.                                       300            4,656


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (CONTINUED)
   Silcon Storage Technology, Inc.                     450       $    1,346
   Silicon Image, Inc.                                 480            2,170
   Sirf Technology Holdings, Inc.                      200            5,026
   Skyworks Solutions, Inc.                             40              340
   Spansion, Inc.                                      190              747
   Standard Microsystems Corp.                          30            1,172
   Techwell, Inc.                                       50              551
   Trident Microsystems, Inc.                           90              590
   Ultratech, Inc.                                      60              680
   Varian Semiconductor Equipment Associates, Inc.      15              555
   Veeco Instruments, Inc.                              20              334
   Virage Logic Corp.                                   10               84
   Zoran Corp.                                         240            5,402
                                                                 ----------
                                                                     82,488
                                                                 ----------
  SOFTWARE -- 1.9%
   ACI Worldwide, Inc.                                 210            3,998
   Actuate Corp.                                        80              622
   Ansoft Corp.                                         40            1,034
   ANSYS, Inc.                                          90            3,731
   Aspen Technology, Inc.                              180            2,920
   Blackboard, Inc.                                     40            1,610
   Bottomline Technologies, Inc.                        60              840
   Captaris, Inc.                                       70              302
   Catapult Communications Corp.                        90              680
   Concur Technologies, Inc.                            10              362
   Epicor Software Corp.                                90            1,060
   EPIQ Systems, Inc.                                   90            1,567
   FalconStor Software, Inc.                            10              113
   i2 Technologies, Inc.                               100            1,260
   Informatica Corp.                                   110            1,982
   Jack Henry & Associates, Inc.                       270            6,572
   Lawson Software, Inc.                               280            2,867
   Macrovision Corp.                                   160            2,933
   Magma Design Automation, Inc.                       100            1,221
   Manhattan Associates, Inc.                           30              791
   Mentor Graphics Corp.                                60              647
   MICROS Systems, Inc.                                 70            4,911


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  SOFTWARE -- (CONTINUED)
   MicroStrategy, Inc. - Class A                        80       $    7,608
   Midway Games, Inc.                                  630            1,739
   Net 1 UEPS Technologies, Inc.                        40            1,174
   Netscout Systems, Inc.                               40              511
   Nuance Communications, Inc.                          70            1,308
   Parametric Technology Corp.                         230            4,105
   Pegasystems, Inc.                                   200            2,386
   Progress Software Corp.                             130            4,378
   Quality Systems, Inc.                                80            2,439
   Quest Software, Inc.                                220            4,057
   Radiant Systems, Inc.                                10              172
   Renaissance Learning, Inc.                          180            2,520
   Secure Computing Corp.                              330            3,168
   Smith Micro Software, Inc.                          110              932
   Sonic Solutions, Inc.                               120            1,247
   SPSS, Inc.                                           50            1,796
   Sybase, Inc.                                        340            8,871
   Synchronoss Technologies, Inc.                       10              354
   Take-Two Interactive Software, Inc.                 130            2,398
   Taleo Corp. - Class A                                20              596
   THQ, Inc.                                            90            2,537
   TIBCO Software, Inc.                                740            5,972
   Vasco Data Security International, Inc.              20              558
                                                                 ----------
                                                                    102,849
                                                                 ----------
  TOTAL INFORMATION TECHNOLOGY ...........................          511,304
                                                                 ----------
 MATERIALS -- 5.5%
  CHEMICALS -- 2.8%
   A. Schulman, Inc.                                   310            6,680
   American Vanguard Corp.                              10              174
   Arch Chemicals, Inc.                                140            5,145
   Calgon Carbon Corp.                                  60              953
   CF Industries Holdings, Inc.                         90            9,905
   Ferro Corp.                                         270            5,597
   Georgia Gulf Corp.                                  550            3,641
   H.B. Fuller Co.                                     270            6,061
   Hercules, Inc.                                       90            1,742
   Innospec, Inc.                                      100            1,716
   Koppers Holdings, Inc.                               70            3,027

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  CHEMICALS -- (CONTINUED)
   Kronos Worldwide, Inc.                              630       $   10,993
   Minerals Technologies, Inc.                          50            3,347
   NewMarket Corp.                                      90            5,012
   NL Industries, Inc.                               1,230           14,059
   Olin Corp.                                          680           13,144
   OM Group, Inc.                                      170            9,782
   Omnova Solutions, Inc.                               70              309
   Penford Corp.                                        10              256
   PolyOne Corp.                                       300            1,974
   Rockwood Holdings, Inc.                             160            5,315
   Sensient Technologies Corp.                         350            9,898
   ShengdaTech, Inc.                                    10              145
   Spartech Corp.                                      490            6,909
   Stepan Co.                                           50            1,627
   Symvx Technologies, Inc.                            250            1,920
   Terra Industries, Inc.                              280           13,373
   Tronox, Inc. - Class B                              260            2,249
   Valhi, Inc.                                         540            8,608
   W.R. Grace & Co.                                    120            3,142
   Zep, Inc.                                            90            1,248
   Zoltek Cos., Inc.                                    10              429
                                                                 ----------
                                                                    158,380
                                                                 ----------
  CONSTRUCTION MATERIALS -- 0.2%
   Headwaters, Inc.                                    500            5,870
   Texas Industries, Inc.                               40            2,804
   US Concrete, Inc.                                   260              866
                                                                 ----------
                                                                      9,540
                                                                 ----------
  CONTAINERS & PACKAGING -- 0.7%
   AEP Industries, Inc.                                 20              640
   AptarGroup, Inc.                                    260           10,637
   Caraustar Industries, Inc.                          110              340
   Chesapeake Corp.                                    640            3,322
   Greif Corp. - Class A                               160           10,459
   Rock-Tenn Co. - Class A                             250            6,352
   Silgan Holdings, Inc.                               170            8,830
                                                                 ----------
                                                                     40,580
                                                                 ----------
  METALS & MINING -- 1.5%
   A.M. Castle & Co.                                    50            1,360
   AK Steel Holding Corp.                               20              925
   AMCOL International Corp.                            40            1,441
   Apex Silver Mines, Ltd.                              70            1,067


                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  METALS & MINING -- (CONTINUED)
   Brush Engineered Materials, Inc.                     20       $      740
   Carpenter Technology Corp.                           20            1,503
   Century Aluminum Co.                                120            6,473
   Cleveland-Cliffs, Inc.                               10            1,008
   Coeur d'Alene Mines Corp.                           220            1,087
   Compass Minerals International, Inc.                210            8,610
   Esmark, Inc.                                        140            1,978
   Hecla Mining Co.                                     70              655
   Kaiser Aluminium Corp.                              380           30,202
   Olympic Steel, Inc.                                  90            2,854
   Royal Gold, Inc.                                     20              610
   Schnitzer Steel Industries, Inc. - Class A           60            4,148
   Stillwater Mining Co.                               140            1,352
   Worthington Industries, Inc.                        840           15,019
                                                                 ----------
                                                                     81,032
                                                                 ----------
  PAPER & FOREST PRODUCTS -- 0.3%
   Abitibibowater Inc                                   98            2,020
   Buckeye Technologies, Inc.                          190            2,375
   Glatfelter                                          280            4,287
   Mercer International, Inc.                           50              391
   Neenah Paper, Inc.                                   20              583
   Schweitzer-Mauduit International, Inc.              120            3,109
   Wausau Paper Corp.                                  500            4,495
                                                                 ----------
                                                                     17,260
                                                                 ----------
  TOTAL MATERIALS ........................................          306,792
                                                                 ----------
 TELECOMMUNICATION SERVICES -- 2.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
   Alaska Communications Systems Group, Inc.           220            3,300
   Atlantic Tele-Network, Inc.                          50            1,689
   Cbeyond, Inc.                                        20              780
   Cincinnati Bell, Inc.                             2,480           11,780
   Cogent Communications Group, Inc.                    60            1,422
   Consolidated Communications Holdings, Inc.          340            6,766


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES -- (CONTINUED)
   Fairpoint Communications, Inc.                      490       $    6,380
   Golden Telecom, Inc.                                 70            7,066
   Hungarian Telephone & Cable                          10              177
   IDT Corp. - Class B                                 220            1,859
   Iowa Telecommunications Services, Inc.              450            7,317
   NTELOS Holdings Corp.                                10              297
   PAETEC Holdings Corp.                                40              390
   Premiere Global Services, Inc.                      260            3,861
   SureWest Communications                             140            2,394
   Time Warner Telecom, Inc. - Class A                  30              609
                                                                 ----------
                                                                     56,087
                                                                 ----------
  WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
   Centennial Communications Corp.                   2,600           24,154
   iPCS, Inc.                                          280           10,077
   Syniverse Holdings, Inc.                            240            3,739
   USA Mobility, Inc.                                1,360           19,448
                                                                 ----------
                                                                     57,418
                                                                 ----------
  TOTAL TELECOMMUNICATION SERVICES .......................          113,505
                                                                 ----------
 UTILITIES -- 4.8%
  ELECTRIC UTILITIES -- 2.1%
   ALLETE, Inc.                                        290           11,478
   Central Vermont Public Service Corp.                 50            1,542
   Cleco Corp.                                         490           13,622
   El Paso Electric Co.                                 30              767
   Idacorp, Inc.                                       440           15,497
   ITC Holdings Corp.                                  100            5,642
   MGE Energy, Inc.                                    110            3,902
   NorthWestern Corp.                                  370           10,915
   Otter Tail Corp.                                    200            6,920
   Portland General Electric Co.                        90            2,500
   The Empire District Electric Co.                    180            4,100
   UIL Holdings Corp.                                  330           12,194
   Unisource Energy Corp.                              290            9,150



                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
  ELECTRIC UTILITIES -- (CONTINUED)
   Westar Energy, Inc.                                 760       $   19,714
                                                                 ----------
                                                                    117,943
                                                                 ----------
  GAS UTILITIES -- 1.6%
   Atmos Energy Corp.                                   10              280
   Energen Corp.                                        10              642
   EnergySouth, Inc.                                    50            2,900
   New Jersey Resources Corp.                          110            5,502
   Nicor, Inc.                                         520           22,022
   Northwest Natural Gas Co.                           190            9,246
   Ormat Technologies, Inc.                             30            1,650
   Piedmont Natural Gas Co.                            430           11,249
   South Jersey Industries, Inc.                       170            6,135
   Southern Union Co.                                   20              587
   Southwest Gas Corp.                                 330            9,824
   The Laclede Group, Inc.                             140            4,794
   WGL Holdings, Inc.                                  440           14,415
                                                                 ----------
                                                                     89,246
                                                                 ----------
  MULTI-UTILITIES -- 0.8%
   Avista Corp.                                        410            8,831
   Black Hills Corp.                                   320           14,112
   CH Energy Group, Inc.                               170            7,572
   PNM Resources, Inc.                                 640           13,728
                                                                 ----------
                                                                     44,243
                                                                 ----------
  WATER UTILITIES -- 0.3%
   American States Water Co.                           120            4,522
   Cadiz, Inc.                                          80            1,680
   California Water Service Group                      110            4,072
   SJW Corp.                                            60            2,080
   Southwest Water Co.                                  90            1,127
                                                                 ----------
                                                                     13,481
                                                                 ----------
  TOTAL UTILITIES ........................................          264,913
                                                                 ----------
  TOTAL COMMON STOCK
    (COST $6,155,516) ....................................        5,507,332
                                                                 ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
SMALL COMPANY FUND
------------------
   INVESTMENTS / DECEMBER 31, 2007 (UNAUDITED) -- CONTINUED

================================================================================

                                                                    VALUE
                                                   SHARES         (NOTE 2)
                                                 ---------       -----------
SHORT-TERM INVESTMENTS -- 0.6%
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Series                           15,425       $   15,425
   BlackRock Liquidity Funds
     TempFund Portfolio -
     Institutional Series                           15,425           15,425

   TOTAL SHORT-TERM INVESTMENTS
     (COST $30,850) ......................................           30,850

TOTAL INVESTMENTS -- 99.8%
   (COST $6,186,366)+ ....................................        5,538,182

OTHER ASSETS IN EXCESS OF
   LIABILITIES, NET -- 0.2% ..............................           11,441
                                                                 ----------
NET ASSETS -- 100.0% .....................................       $5,549,623
                                                                 ==========


-------------------
+ The cost for Federal income tax purposes is $6,229,145. At December 31, 2007 net unrealized depreciation was $690,963. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $365,381, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,056,344.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007 (Unaudited)

                                                           LARGE COMPANY           SMALL COMPANY
                                                               FUND                    FUND
                                                         ----------------          -------------
ASSETS:
Investment in securities, at value* ...................     $22,714,881             $5,538,182
Receivable from Advisor ...............................           8,361                 15,621
Dividends receivable ..................................          41,678                 17,135
Other assets ..........................................          14,871                 11,055
                                                            -----------             ----------
Total assets ..........................................      22,779,791              5,581,993
                                                            -----------             ----------
LIABILITIES:
Other accrued expenses ................................          28,719                 32,370
                                                            -----------             ----------
Total liabilities .....................................          28,719                 32,370
                                                            -----------             ----------
NET ASSETS ............................................     $22,751,072             $5,549,623
                                                            ===========             ==========
NET ASSETS CONSIST OF:
Paid-in capital .......................................     $23,639,510             $6,413,245
Undistributed net investment income ...................           6,021                    770
Accumulated net realized loss on investments ..........        (154,151)              (216,208)
Net unrealized depreciation of investments ............        (740,308)              (648,184)
                                                            -----------             ----------
NET ASSETS ............................................     $22,751,072             $5,549,623
                                                            ===========             ==========
NET ASSETS BY SHARE CLASS:
     Institutional Shares .............................     $22,735,195             $5,540,625
     A Shares .........................................          15,877                  8,998
                                                            -----------             ----------
                                                            $22,751,072             $5,549,623
                                                            ===========             ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
     ($0.01 par value, unlimited authorized shares):
     Institutional Shares .............................       2,317,921                630,767
     A Shares .........................................           1,619                  1,024

NET ASSET VALUE PER SHARE:
     Institutional Shares (net asset value,
          offering and redemption price) ..............     $      9.81             $     8.78
                                                            -----------             ----------
     A Shares (net asset value (NAV) and
          redemption price) ...........................     $      9.80             $     8.79
                                                            -----------             ----------
     A Shares (offering price -- NAV / 0.965) .........     $     10.16             $     9.11
                                                            -----------             ----------
-----------
*Investments at cost ..................................     $23,455,189             $6,186,366


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2007 (Unaudited)

                                                              LARGE COMPANY          SMALL COMPANY
                                                                  FUND                   FUND
                                                           ------------------       ---------------
INVESTMENT INCOME:
     Dividends ..............................................  $   302,309             $   87,225
     Foreign tax withheld ...................................          (12)                   (55)
                                                               -----------             ----------
Total investment income .....................................      302,297                 87,170
                                                               -----------             ----------
EXPENSES:
     Advisory fees ..........................................       48,322                 14,009
     Administration fees ....................................        1,754                    509
     Sub-administration and accounting fees .................       29,952                 36,389
     Custody fees ...........................................        9,062                  9,062
     Transfer agent fees ....................................        3,419                  1,828
     Distribution fees - A Shares ...........................           19                     12
     Professional fees ......................................       11,679                 10,134
     Reports to shareholders ................................       14,278                 14,272
     Registration fees ......................................       12,114                 11,746
     Trustees' fees .........................................       10,366                 10,366
     Compliance services ....................................        2,899                  2,899
     Offering cost ..........................................       26,186                 26,186
     Other ..................................................        3,165                  2,922
                                                               -----------             ----------
     Total expenses before fee waivers and expense
          reimbursements ....................................      173,215                140,334
     Expenses waived/reimbursed by Advisor ..................      (95,310)              (113,098)
     Sub-administration and accounting fees waived ..........       (5,403)                (6,210)
                                                               -----------             ----------
          Total expenses, net ...............................       72,502                 21,026
                                                               -----------             ----------
     Net investment income ..................................      229,795                 66,144
                                                               -----------             ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments ................      149,842               (139,539)
     Net change in unrealized appreciation (depreciation)
          on investments ....................................   (1,453,930)              (916,958)
                                                               -----------             ----------
     Net loss on investments ................................   (1,304,088)            (1,056,497)
                                                               -----------             ----------
     NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...  $(1,074,293)            $ (990,353)
                                                               ===========             ==========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
  FINANCIAL STATEMENTS -- CONTINUED
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                             LARGE COMPANY                    SMALL COMPANY
                                                                 FUND                              FUND
                                                   -------------------------------   --------------------------------
                                                                      FOR THE                             FOR THE
                                                      FOR THE          PERIOD            FOR THE           PERIOD
                                                     SIX-MONTH        DECEMBER 18,      SIX-MONTH         DECEMBER 18,
                                                    PERIOD ENDED       2006(1)        PERIOD ENDED          2006(1)
                                                    DECEMBER 31,      THROUGH          DECEMBER 31,        THROUGH
                                                       2007            JUNE 30,           2007             JUNE 30,
                                                     (UNAUDITED)         2007          (UNAUDITED)           2007
                                                   -------------    --------------   --------------      ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income .......................  $   229,795      $   152,057       $   66,144        $    86,982
     Net realized gain (loss) on investments .....      149,842          (18,530)        (139,539)           (76,669)
     Net change in unrealized appreciation
          (depreciation) on investments ..........   (1,453,930)         713,622         (916,958)           268,774
                                                    -----------      -----------       ----------        -----------
     Net increase (decrease) in net assets
          resulting from operations ..............   (1,074,293)         847,149         (990,353)           279,087
                                                    -----------      -----------       ----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income:
          Institutional Shares ...................     (278,263)        (119,744)        (111,122)           (63,419)
          A Shares ...............................         (173)             (61)            (157)               (68)
     Net realized gains:
          Institutional Shares ...................     (285,264)              --               --                 --
          A Shares ...............................         (199)              --               --                 --
                                                    -----------      -----------       ----------        -----------
Total distributions ..............................     (563,899)        (119,805)        (111,279)           (63,487)
                                                    -----------      -----------       ----------        -----------
Fund share transactions (Note 5):
     Proceeds from shares sold:
          Institutional Shares ...................    4,465,445       23,370,668           62,913          8,134,577
          A Shares ...............................        2,894           13,080               --             54,563
     Cost of shares issued on reinvestment
          of distributions:
          Institutional Shares ...................      328,145           23,229           62,276             30,919
          A Shares ...............................          372               61              157                 68
     Cost of shares redeemed:
          Institutional Shares ...................   (4,176,235)        (365,739)      (1,585,033)          (279,288)
          A Shares ...............................           --               --               --            (45,497)
                                                    -----------      -----------       ----------        -----------
Net increase (decrease) in net assets from
     Fund share transactions .....................      620,621       23,041,299       (1,459,687)         7,895,342
                                                    -----------      -----------       ----------        -----------
Total increase (decrease) in net assets ..........   (1,017,571)      23,768,643       (2,561,319)         8,110,942

NET ASSETS:
     Beginning of Period .........................   23,768,643               --        8,110,942                --
                                                    -----------      -----------       ----------        -----------
     End of Period ...............................  $22,751,072      $23,768,643       $5,549,623        $ 8,110,942
                                                    ===========      ===========       ==========        ===========
Undistributed net investment income ..............  $     6,021      $    54,662       $      770        $    45,905
                                                    -----------      -----------       ----------        -----------
----------------
(1) Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                     FOR THE
                                                      FOR THE       THE PERIOD
                                                     SIX-MONTH      DECEMBER 18,
                                                    PERIOD ENDED     2006 (1)
                                                     DECEMBER 31,    THROUGH
                                                        2007         JUNE 30,
LARGE COMPANY FUND -- INSTITUTIONAL SHARES           (UNAUDITED)      2007
                                                    ------------   -----------
NET ASSET VALUE -- BEGINNING OF PERIOD ..........     $  10.54      $  10.00
                                                      --------      --------
INVESTMENT OPERATIONS:
     Net investment income(2) ...................         0.10          0.11
     Net realized and unrealized gain (loss)
          on investments ........................        (0.58)         0.49
                                                      --------      --------
          Total from investment operations ......        (0.48)         0.60
                                                      --------      --------
DISTRIBUTIONS:
     From net investment income .................        (0.12)        (0.06)
     From net realized gains ....................        (0.13)           --
                                                      --------      --------
          Total distributions ...................        (0.25)        (0.06)
                                                      --------      --------
NET ASSET VALUE -- END OF PERIOD ................     $   9.81      $  10.54
                                                      ========      ========
TOTAL RETURN ....................................        (4.60)%**      6.06%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations .........         0.60%*        0.60%*
          Excluding expense limitations .........         1.43%*        1.83%*
     Net investment income ......................         1.90%*        1.93%*
Portfolio turnover rate .........................           26%**          5%**
Net assets at the end of period (000 omitted) ...     $ 22,735      $ 23,755

-----------------
*    Annualized
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                     FOR THE
                                                       FOR THE      THE PERIOD
                                                      SIX-MONTH    DECEMBER 18,
                                                     PERIOD ENDED    2006 (1)
                                                      DECEMBER 31,   THROUGH
                                                         2007        JUNE 30,
LARGE COMPANY FUND -- A SHARES                       (UNAUDITED)      2007
                                                     ------------  -----------
NET ASSET VALUE -- BEGINNING OF PERIOD ............   $  10.53      $  10.00
                                                      --------      --------
INVESTMENT OPERATIONS:
     Net investment income (2) ....................       0.09          0.09
     Net realized and unrealized gain (loss)
          on investments ..........................      (0.58)         0.49
                                                      --------      --------
          Total from investment operations ........      (0.49)         0.58
                                                      --------      --------
DISTRIBUTIONS:
     From net investment income ...................      (0.11)        (0.05)
     From net realized gains ......................      (0.13)           --
                                                      --------      --------
          Total distributions .....................      (0.24)        (0.05)
                                                      --------      --------
NET ASSET VALUE -- END OF PERIOD ..................   $   9.80      $  10.53
                                                      ========      ========
TOTAL RETURN (3)                                         (4.71)%**      5.85%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ...........       0.85%*        0.85%*
          Excluding expense limitations ...........       1.68%*        2.13%*
     Net investment income ........................       1.65%*        1.70%*
Portfolio turnover rate ...........................         26%**          5%**
Net assets at the end of period (000 omitted) .....   $     16      $     14

-----------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.



The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================

                                                                     FOR THE
                                                       FOR THE      THE PERIOD
                                                      SIX-MONTH    DECEMBER 18,
                                                     PERIOD ENDED    2006 (1)
                                                      DECEMBER 31,   THROUGH
                                                         2007        JUNE 30,
                                                      (UNAUDITED)     2007
SMALL COMPANY FUND -- INSTITUTIONAL SHARES          --------------  ----------

NET ASSET VALUE -- BEGINNING OF PERIOD ............   $  10.35      $  10.00
                                                      --------      --------
INVESTMENT OPERATIONS:
     Net investment income (2) ....................       0.09          0.12
     Net realized and unrealized gain (loss)
          on investments ..........................      (1.49)         0.31
                                                      --------      --------
          Total from investment operations ........      (1.40)         0.43
                                                      --------      --------
DISTRIBUTIONS:
     From net investment income ...................      (0.17)        (0.08)
                                                      --------      --------
          Total distributions .....................      (0.17)        (0.08)
                                                      --------      --------
NET ASSET VALUE -- END OF PERIOD ..................   $   8.78      $  10.35
                                                      ========      ========
TOTAL RETURN ......................................     (13.59)%**      4.34%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ...........       0.60%*        0.60%*
          Excluding expense limitations ...........       4.01%*        3.28%*
     Net investment income ........................       1.89%*        2.20%*
Portfolio turnover rate ...........................         43%**         30%**
Net assets at the end of period (000 omitted) .....   $  5,541      $  8,101

----------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS -- CONTINUED
================================================================================


                                                                     FOR THE
                                                       FOR THE      THE PERIOD
                                                      SIX-MONTH    DECEMBER 18,
                                                     PERIOD ENDED    2006 (1)
                                                      DECEMBER 31,   THROUGH
                                                         2007        JUNE 30,
                                                      (UNAUDITED)     2007
SMALL COMPANY FUND -- A SHARES                      --------------  ----------

NET ASSET VALUE -- BEGINNING OF PERIOD ............   $  10.36      $  10.00
                                                      --------      --------
INVESTMENT OPERATIONS:
     Net investment income (2) ....................       0.08          0.17
     Net realized and unrealized gain (loss)
          on investments ..........................      (1.49)         0.26
                                                      --------      --------
          Total from investment operations ........      (1.41)         0.43
                                                      --------      --------
DISTRIBUTIONS:
     From net investment income ...................      (0.16)        (0.07)
                                                      --------      --------
          Total distributions .....................      (0.16)        (0.07)
                                                      --------      --------
NET ASSET VALUE -- END OF PERIOD ..................   $   8.79      $  10.36
                                                      ========      ========
TOTAL RETURN (3)                                        (13.68)%**      4.29%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
     Expenses:
          Including expense limitations ...........       0.85%*        0.85%*
          Excluding expense limitations ...........       4.26%*        3.21%*
     Net investment income ........................       1.68%*        2.99%*
Portfolio turnover rate ...........................         43%**         30%**
Net assets at the end of period (000 omitted) .....   $      9      $     10

--------------------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2007, the Trust offered 22 series, two of which are included in these financial statements. The two series are: the Wilmington Fundamentally Weighted Large Company Fund ("Large Company Fund") and the Wilmington Fundamentally Weighted Small Company Fund ("Small Company Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

     Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Each Fund records expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Funds. For its services, RSMC receives a fee of 0.40% of each Fund's first $1 billion of average daily net assets, 0.35% of each Fund's next $1 billion of average daily net assets and 0.30% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed 0.60% of average daily net assets, excluding class-specific expenses (such as Rule 12b-1 and shareholder services). This undertaking will remain in place through June 30, 2011 unless the Trustees approve its earlier termination.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

     The Fund's Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Fund pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

     RSMC provides administrative services to each Fund pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2007 are shown separately on the statements of operations.

     PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of each Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of each Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2007 are shown separately in the statements of operations.

     Each Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the period ended December 31, 2007 were $10,761 and $14,950 for the Large Company and Small Company Funds, respectively.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six month period ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) were as follows:

                            LARGE COMPANY FUND      SMALL COMPANY FUND
                          ---------------------    --------------------
     Purchases .........        $6,289,994              $2,937,978
     Sales .............         6,115,600               4,426,920

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2007 and the period ended June 30, 2007 were as follows:

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
================================================================================

                                                   FOR THE SIX-MONTH
                                                      PERIOD ENDED                 FOR THE PERIOD ENDED
                                                    DECEMBER 31, 2007                   JUNE 30, 2007
                                                --------------------------      ----------------------------
                                                INSTITUTIONAL                    INSTITUTIONAL
                                                   SHARES        A SHARES            SHARES        A SHARES
                                                -------------   ----------      ---------------   ----------
     LARGE COMPANY FUND
     ------------------
     Sold .....................................     431,473           285           2,287,479         1,290
     Issued on Reinvestment of distributions ..      33,574            38               2,264             6
     Redeemed .................................    (401,827)           --             (35,042)           --
                                                  ---------        ------          ----------        ------
     Net increase .............................      63,220           323           2,254,701         1,296
                                                  ---------        ------          ----------        ------
     SMALL COMPANY FUND
     ------------------
     Sold .....................................       6,097            --             805,997         5,550
     Issued on Reinvestment of distributions ..       6,919            18               3,009             6
     Redeemed .................................    (164,593)           --             (26,662)       (4,550)
                                                  ---------        ------          ----------        ------
     Net increase .............................    (151,577)           18             782,344         1,006
                                                  =========        ======          ==========        ======

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

     The tax character of distributions paid during the six-month period ended December 31, 2007, and the period ended June 30, 2007 was as follows:

                                                  LARGE COMPANY FUND        SMALL COMPANY FUND
                                                  ------------------        ------------------
     SIX-MONTH PERIOD ENDED DECEMBER 31, 2007
     Ordinary income ..........................      $563,899                   $111,279


     PERIOD ENDED JUNE 30, 2007
     Ordinary income ..........................      $119,805                   $ 63,487

     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year end. Accordingly, tax balances have not been determined as of December 31, 2007.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
     SUB-ADVISORY AGREEMENTS
================================================================================

     At a meeting held on August 16, 2007, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Fundamentally Weighted Large Company Fund and Wilmington Fundamentally Weighted Small Company Fund (the "Funds"), and RSMC (the "RSMC Agreement") for an additional one-year period. The Trustees also unanimously approved the continuation of the sub-advisory agreement (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements") among the Trust on behalf of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

     Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) the services to be performed for the Trust and the Funds, (ii) the size and qualifications of the RSMC and WTIM portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Funds, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between the Funds and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (ix) the compliance with the Funds investment objectives, policies and practices (including their codes of ethics), federal securities laws and other regulatory requirements, and (x) proxy voting policies. The Trustees also received information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to the Funds, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report on the Funds investment performance, compliance program, operations and investment adviser profitability from two trustees. The Board considered and weighed the above information based upon their accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

     During its deliberations on whether to approve the continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to the Funds were appropriate and consistent with the terms of the Agreements, that the quality of the services had been consistent with industry norms and that the Funds were likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
     SUB-ADVISORY AGREEMENTS  -- CONTINUED
================================================================================

     The Board considered the investment performance of each Fund. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each Fund. They concluded that the performance of each Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

     The Trustees then considered the costs of the services provided by RSMC and WTIM, as well as the compensation and benefits received by RSMC and WTIM in providing services to the Funds. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. It was noted that profitability is an important factor to consider, and the Trustees should be satisfied that RSMC's and WTIM's revenues are sufficient to continue as viable concerns generally and as investment adviser and sub-adviser of the Funds specifically. In analyzing the fee, the Trustees considered the uniqueness of the Funds, the expertise required in managing the Funds and the fact that RSMC is unaware of other funds that utilize the exact same investment process as employed by the Funds. The Trustees also concluded that the total net expense ratio of the Funds were reasonable, taking into account the size of the Funds, the quality of services provided by RSMC and WTIM and the expense limitations agreed to by RSMC. The Trustees concluded that RSMC's and WTIM's fees derived from its relationship with the Trust in light of the Funds expenses, are reasonable in relation to the nature and quality of the services provided.

     The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Funds.

     The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve the continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of the Funds and their shareholders to approve the continuation of the Agreements. In arriving at its decision, the Board did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

       NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                   WITH TRUST,                      PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN             TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
     FUND COMPLEX                  LENGTH OF TIME                       OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                 SERVED                             HELD BY TRUSTEE
----------------------     ------------------------------     ----------------------------------------
TED T. CECALA(2)           Trustee                            Director,  Chairman   of  the
Date of Birth: 1/49                                           Board,  and  Chief  Executive
                                                              Officer  of  Wilmington  Trust
22 Funds                   Shall serve at the pleasure of     Corporation  and  Wilmington
                           the Board and until successor      Trust  Company  since  1996;
                           is  elected  and  qualified.       Member  of   the  Board  of
                           Trustee since August 2007.         Managers  of Cramer Rosenthal
                                                              McGlynn,  LLC   and  Roxbury
                                                              Capital  Management, LLC.
                                                              (registered investment advisers).

                                                              Wilmington Trust Corporation;
                                                              Wilmington Trust Company.
------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)     Trustee                            Retired since February 2006;
Date of Birth: 2/49                                           Executive Vice President of
                                                              Wilmington Trust Company from
22 Funds                   Shall serve until death,           February 1996 to February 2006;
                           resignation or removal.            President of Rodney Square
                           Trustee since October              Management Corporation ("RSMC")
                           1998; President and                from 1996 to 2005; Vice President
                           Chairman of the Board              of RSMC 2005 to 2006.
                           from October 1998 to
                           January 2006.                      FundVantage Trust (registered
                                                              investment company)
------------------------------------------------------------------------------------------------------

(1) The "Fund Complex" currently consists of the Trust (22 funds), CRM Mutual Fund Trust (5 funds) and The Roxbury Funds(2).
(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
================================================================================


INDEPENDENT TRUSTEES

       NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                   WITH TRUST,                        PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN             TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
     FUND COMPLEX                  LENGTH OF TIME                         OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                 SERVED                               HELD BY TRUSTEE
----------------------     ------------------------------     --------------------------------------------
ROBERT ARNOLD              Trustee                            Founder and co-manager, R.H. Arnold
Date of Birth: 3/44                                           & Co., Inc. (financial consulting)
                           Shall serve until death,           since 1989.
22 Funds                   resignation or removal.
                           Trustee since May 1997.            First Potomac Realty Trust (real
                                                              estate investment trust).
-----------------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER           Trustee                            Professor of Economics, Widener
Date of Birth: 12/41                                          University since July 2004;
                           Shall serve until death,           formerly Dean, School of Business
22 Funds                   resignation or removal. Trustee    Administration of Widener
                           since October 1999.                University from 2001 to 2004; Dean,
                                                              College of Business, Public Policy
                                                              and Health at the University of
                                                              Maine from September 1998 to June
                                                              2001.

                                                              None
-----------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO          Trustee and Chairman of the Board  Consultant, financial services
Date of Birth: 3/43                                           organizations from 1997 to present;
                           Shall serve until death,           Interim President, LaSalle
22 Funds                   resignation or removal. Trustee    University from 1998 to 1999.
                           since October 1998.
                                                              Kalmar Pooled Investment Trust; The
                                                              RBB Fund, Inc. (registered
                                                              investment companies); Independence
                                                              Blue Cross; IntriCon Corporation
                                                              (industrial furnaces and ovens);
                                                              Commerce Bancorp, Inc.
-----------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.           Trustee                            Self-employed financial consultant
Date of Birth: 5/35                                           since 1991.
                           Shall serve until death,
27 Funds                   resignation or removal. Trustee    CRM Mutual Fund Trust (registered
                           since October 1999.                investment companies); WHX
                                                              Corporation (industrial
                                                              manufacturer).
-----------------------------------------------------------------------------------------------------------
JOHN J. QUINDLEN           Trustee                            Retired since 1993. Former Chief
Date of Birth: 5/32                                           Financial Officer of E.I. duPont de
                           Shall serve until death,           Nemours and Co.
22 Funds                   resignation or removal. Trustee
                           since October 1999.                None
-----------------------------------------------------------------------------------------------------------
MARK A. SARGENT            Trustee                            Dean and Professor of Law,
Date of Birth: 4/51                                           Villanova University School of Law
                           Shall serve until death,           since July 1997.
22 Funds                   resignation or removal. Trustee
                           since November 2001.               The RBB Fund, Inc. (registered
                                                              investment company); Financial
                                                              Industry Regulatory Authority
                                                              (FINRA).
-----------------------------------------------------------------------------------------------------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
================================================================================


EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                         OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                    HELD
------------------------     ------------------------------     --------------------------------------------
NEIL WOLFSON                 President and Chief Executive      President & Chief Executive Officer of
1100 North Market Street     Officer                            Wilmington Trust Investment Management,
Wilmington, DE 19890                                            LLC ("WTIM") since July 2004;
Date of Birth: 6/64          Shall serve at the pleasure of     Previously, Partner with KPMG (public
                             the Board and until successor      accounting) from 1996 to 2004.
                             is elected and qualified.
                             Officer since January 2006.        N/A
-----------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT          Vice President                     Vice President, RSMC since 2001; Vice
1100 North Market Street                                        President of WTIM since 2006; Vice
Wilmington, DE 19890         Shall serve at the pleasure of     President, Wilmington Trust Company
Date of Birth: 9/53          the Board and until successor is   since 1997.
                             elected and qualified. Officer
                             since October 1998.                N/A
-----------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.         Vice President                     Vice President, RSMC since 1992.
1100 North Market Street
Wilmington, DE 19890         Shall serve at the pleasure of     N/A
Date of Birth: 1/57          the Board and until successor is
                             elected and qualified. Officer
                             since November 1999.
-----------------------------------------------------------------------------------------------------------
JOHN J. KELLEY               Vice President & Chief             Vice President of RSMC since July 2005;
1100 North Market Street     Financial Officer                  Vice President of PFPC Inc. from January
Wilmington, DE 19890                                            2005 to July 2005; Vice President of
Date of Birth: 9/59          Shall serve at the pleasure of     Administration, 1838 Investment
                             the Board and until successor      Advisors, LP from 1999 to 2005; Chief
                             is elected and qualified.          Compliance Officer, 1838 Investment
                             Officer since September 2005.      Advisors, LP from 2004 to 2005.

                                                                N/A
-----------------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY           Chief Compliance Officer &         Chief Compliance Officer, Rodney
1100 North Market Street     Anti-Money Laundering Officer      Square Management Corporation since
Wilmington, DE 19890                                            2004; Vice President and Chief
Date of Birth: 5/51          Shall serve at the pleasure of     Compliance Officer, 1838 Investment
                             the Board and until successor      Advisors, LP from 1998 to 2004.N/A
                             is elected and qualified.
                             Officer since September 2004.
-----------------------------------------------------------------------------------------------------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
================================================================================


EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                        PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                     DURING PAST FIVE YEARS,
   NAME, ADDRESS AND               LENGTH OF TIME                         OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                    HELD
------------------------     ------------------------------     --------------------------------------------
CHARLES D. CURTIS            Vice President & Treasurer         Vice President of RSMC since February 2007;
1100 North Market Street                                        Vice President of PFPC Inc. from 2001 to
Wilmington, DE 19890         Shall serve at the pleasure of     2007.
Date of Birth: 10/55         the Board and until successor
                             is elected and qualified.          N/A
                             Officer since February 2007.
-----------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.        Vice  President &  Secretary       Vice President of RSMC since November 2006;
1100 North Market Street                                        Coleman Counsel Per Diem from November 2005
Wilmington, DE 19890         Shall serve at the pleasure of     to November 2006; Vice President and Senior
Date of Birth: 1/52          the Board and until successor      Counsel of Merrill Lynch & Co., Inc. from
                             is elected and qualified.          1994 to 2005.
                             Officer since February 2007.
                                                                N/A
-----------------------------------------------------------------------------------------------------------

WILMINGTON FUNDS -- FUNDAMENTALLY WEIGHTED FUNDS
--------------------------------------------------------------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30, 2007 is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

John J. Quindlen

Mark A. Sargent

OFFICERS

Neil Wolfson
President & Chief Executive Officer

John J. Kelley
Vice President & Chief Financial Officer

Charles D. Curtis
Vice President & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Chief Compliance Officer


--------------------------------------------------------------------------------

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PFPC Inc.

301 Bellevue Parkway, Wilmington, DE 19809


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FUNDAMENTALLY WEIGHTED FUNDS - INSTITUTIONAL AND A SHARES.

            |
WILMINGTON  |
     FUNDS  |                                                    F.W._Semi_12/07
            |

--------------------------------------------------------------------------------


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to  Rule 30a-2(b)  under the  1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               WT Mutual Fund
            ------------------------------------------------------------------

By (Signature and Title)   /s/ Neil Wolfson
                        ------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer
                           (principal executive officer)

Date     March 7, 2008
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)   /s/ Neil Wolfson
                        ------------------------------------------------------
                           Neil Wolfson, President & Chief Executive Officer
                           (principal executive officer)


Date     March 7, 2008
    --------------------------------------------------------------------------


By (Signature and Title)   /s/ John J. Kelley
                        ------------------------------------------------------
                           John J. Kelley, Vice President &
                           Chief Financial Officer
                           (principal financial officer)


Date     March 7, 2008
    --------------------------------------------------------------------------